UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10183

MET INVESTORS SERIES TRUST

(Exact name of registrant as specified in charter)

One Financial Center

675 Atlantic Avenue

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Peter H. Duffy Chief Financial Officer and Treasurer Met Investors Series Trust One Financial Center 675 Atlantic Avenue Boston, Massachusetts 02111	David C. Mahaffey, Esq. Sullivan & Worcester LLP 1666 K Street, N.W. Washington, D.C. 20006

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 to September 30, 2013

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Met Investors Series Trust
Schedule of Investments

September 30, 2013

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio	MIST-1
American Funds Balanced Allocation Portfolio	MIST-26
American Funds Growth Allocation Portfolio	MIST-27
American Funds Growth Portfolio	MIST-28
American Funds Moderate Allocation Portfolio	MIST-29
AQR Global Risk Balanced Portfolio	MIST-30
BlackRock Global Tactical Strategies Portfolio	MIST-36
BlackRock High Yield Portfolio	MIST-39
BlackRock Large Cap Core Portfolio	MIST-60
Clarion Global Real Estate Portfolio	MIST-63
ClearBridge Aggressive Growth Portfolio	MIST-66
ClearBridge Aggressive Growth Portfolio II (formerly Janus Forty Portfolio)	MIST-69
Goldman Sachs Mid Cap Value Portfolio	MIST-72
Harris Oakmark International Portfolio	MIST-76
Invesco Balanced-Risk Allocation Portfolio	MIST-79
Invesco Comstock Portfolio	MIST-83
Invesco Mid Cap Value Portfolio (formerly Lord Abbett Mid Cap Value Portfolio)	MIST-88
Invesco Small Cap Growth Portfolio	MIST-91
JPMorgan Core Bond Portfolio	MIST-95
JPMorgan Global Active Allocation Portfolio	MIST-110
JPMorgan Small Cap Value Portfolio	MIST-139
Loomis Sayles Global Markets Portfolio	MIST-146
Lord Abbett Bond Debenture Portfolio	MIST-159
Met/Eaton Vance Floating Rate Portfolio	MIST-176
Met/Franklin Low Duration Total Return Portfolio	MIST-193
Met/Templeton International Bond Portfolio	MIST-211
MetLife Aggressive Strategy Portfolio	MIST-222
MetLife Balanced Plus Portfolio	MIST-224
MetLife Balanced Strategy Portfolio	MIST-229
MetLife Defensive Strategy Portfolio	MIST-231
MetLife Growth Strategy Portfolio	MIST-233
MetLife Moderate Strategy Portfolio	MIST-235
MetLife Multi-Index Targeted Risk Portfolio	MIST-237
MFS® Emerging Markets Equity Portfolio	MIST-239
MFS® Research International Portfolio	MIST-243
Morgan Stanley Mid Cap Growth Portfolio	MIST-247
Oppenheimer Global Equity Portfolio	MIST-251
PIMCO Inflation Protected Bond Portfolio	MIST-254
PIMCO Total Return Portfolio	MIST-266
Pioneer Fund Portfolio	MIST-292
Pioneer Strategic Income Portfolio	MIST-297
Pyramis® Government Income Portfolio	MIST-324
Pyramis® Managed Risk Portfolio	MIST-331
Schroders Global Multi-Asset Portfolio	MIST-333
SSgA Growth and Income ETF Portfolio	MIST-358
SSgA Growth ETF Portfolio	MIST-360
T. Rowe Price Large Cap Value Portfolio	MIST-362
T. Rowe Price Mid Cap Growth Portfolio	MIST-365
Third Avenue Small Cap Value Portfolio	MIST-369
Notes to Schedule of Investments	MIST-373

Not all Portfolios are available under every product.

Refer to your prospectus for information on the portfolios that are available.

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—43.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
BAE Systems plc	304,648	$2,240,217
Boeing Co. (The)	36,295	4,264,663
Cobham plc	101,121	470,136
European Aeronautic Defence and Space Co. NV	54,687	3,485,715
Finmeccanica S.p.A. (a)	37,938	227,173
General Dynamics Corp.	17,800	1,557,856
Honeywell International, Inc.	41,820	3,472,733
L-3 Communications Holdings, Inc.	5,205	491,873
Lockheed Martin Corp.	14,505	1,850,113
Meggitt plc	73,353	651,678
Northrop Grumman Corp.	13,305	1,267,434
Precision Castparts Corp.	7,825	1,778,153
Raytheon Co.	17,795	1,371,461
Rockwell Collins, Inc.	7,635	518,111
Rolls-Royce Holdings plc (a)	176,737	3,185,116
Safran S.A.	23,520	1,449,352
Singapore Technologies Engineering, Ltd.	144,900	481,991
Textron, Inc.	15,050	415,531
Thales S.A.	8,559	470,420
United Technologies Corp.	45,045	4,856,752
Zodiac Aerospace	3,208	510,709

		35,017,187

Air Freight & Logistics—0.2%
C.H. Robinson Worldwide, Inc. (b)	8,640	514,598
Deutsche Post AG	85,234	2,830,229
Expeditors International of Washington, Inc.	11,265	496,336
FedEx Corp.	15,670	1,788,104
TNT Express NV	33,369	304,243
Toll Holdings, Ltd.	63,808	347,107
United Parcel Service, Inc. - Class B	38,580	3,525,055
Yamato Holdings Co., Ltd. (b)	34,693	784,331

		10,590,003

Airlines—0.1%
ANA Holdings, Inc. (b)	108,656	237,348
Cathay Pacific Airways, Ltd.	110,200	215,476
Delta Air Lines, Inc.	46,731	1,102,384
Deutsche Lufthansa AG (a)	21,632	421,885
easyJet plc (b)	14,904	307,852
International Consolidated Airlines Group S.A. - Class DI (a)	86,944	477,226
Japan Airlines Co., Ltd.	5,630	341,231
Qantas Airways, Ltd. (a)	100,738	138,638
Ryanair Holdings plc (ADR)	2,230	110,920
Singapore Airlines, Ltd.	50,200	417,031
Southwest Airlines Co.	39,825	579,852

		4,349,843

Auto Components—0.3%
Aisin Seiki Co., Ltd. (b)	18,007	771,784
BorgWarner, Inc.	6,170	625,576
Bridgestone Corp. (b)	61,194	2,240,008
Cie Generale des Etablissements Michelin	17,160	1,902,911
Continental AG	10,341	1,752,706
Delphi Automotive plc	15,241	890,379

Auto Components—(Continued)
Denso Corp.	45,757	2,143,842
GKN plc	152,716	845,529
Goodyear Tire & Rubber Co. (The) (a)	13,030	292,524
Johnson Controls, Inc.	36,615	1,519,523
Koito Manufacturing Co., Ltd.	8,781	167,332
NGK Spark Plug Co., Ltd. (b)	17,000	377,683
NHK Spring Co., Ltd. (b)	15,100	155,340
NOK Corp. (b)	8,947	139,784
Nokian Renkaat Oyj (b)	10,573	536,958
Pirelli & C S.p.A. (b)	22,232	289,486
Stanley Electric Co., Ltd. (b)	13,444	286,689
Sumitomo Rubber Industries, Ltd.	16,101	249,240
Toyoda Gosei Co., Ltd.	6,145	151,906
Toyota Boshoku Corp. (b)	6,200	83,328
Toyota Industries Corp.	15,324	663,692
Yokohama Rubber Co., Ltd. (The)	19,000	188,178

		16,274,398

Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	31,123	3,345,875
Daihatsu Motor Co., Ltd. (b)	18,533	360,074
Daimler AG	90,321	7,040,148
Fiat S.p.A. (a)	82,036	653,683
Ford Motor Co.	204,535	3,450,505
Fuji Heavy Industries, Ltd.	55,012	1,530,308
General Motors Co. (a)	52,017	1,871,051
Harley-Davidson, Inc.	12,225	785,334
Honda Motor Co., Ltd.	153,296	5,858,257
Isuzu Motors, Ltd. (b)	111,553	739,518
Mazda Motor Corp. (a)	253,592	1,136,261
Mitsubishi Motors Corp. (a) (b)	39,400	437,764
Nissan Motor Co., Ltd. (b)	233,649	2,352,433
Renault S.A.	18,069	1,441,542
Suzuki Motor Corp. (b)	34,294	823,817
Toyota Motor Corp.	259,310	16,629,845
Volkswagen AG	2,774	629,189
Yamaha Motor Co., Ltd. (b)	26,266	386,077

		49,471,681

Beverages—1.0%
Anheuser-Busch InBev NV	75,518	7,505,947
Asahi Group Holdings, Ltd.	36,363	956,897
Beam, Inc.	8,535	551,788
Brown-Forman Corp. - Class B	8,157	555,736
Carlsberg A/S - Class B	10,056	1,035,863
Coca-Cola Amatil, Ltd.	53,504	612,039
Coca-Cola Co. (The) (c)	207,570	7,862,752
Coca-Cola Enterprises, Inc.	14,780	594,304
Coca-Cola HBC AG (a)	18,866	565,448
Coca-Cola West Co., Ltd.	5,800	116,020
Constellation Brands, Inc. - Class A (a)	7,845	450,303
Diageo plc	235,882	7,495,536
Dr Pepper Snapple Group, Inc.	11,220	502,880
Heineken Holding NV	9,519	602,262
Heineken NV	21,676	1,534,968
Kirin Holdings Co., Ltd. (b)	82,148	1,200,632

MIST-1

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—(Continued)
Molson Coors Brewing Co. - Class B	8,335	$417,834
Monster Beverage Corp. (a)	8,250	431,062
PepsiCo, Inc.	83,455	6,634,672
Pernod-Ricard S.A.	19,951	2,478,863
Remy Cointreau S.A. (b)	2,393	255,058
SABMiller plc	90,073	4,591,566
Suntory Beverage & Food, Ltd. (a)	10,219	344,840
Treasury Wine Estates, Ltd.	60,661	250,239

		47,547,509

Biotechnology—0.5%
Actelion, Ltd. (a)	10,133	719,468
Alexion Pharmaceuticals, Inc. (a)	10,400	1,208,064
Amgen, Inc.	41,313	4,624,577
Biogen Idec, Inc. (a)	12,680	3,052,837
Celgene Corp. (a)	23,150	3,563,480
CSL, Ltd.	46,830	2,794,034
Elan Corp. plc (a)	45,538	711,074
Gilead Sciences, Inc. (a)	81,150	5,099,466
Grifols S.A.	14,090	578,619
Novozymes A/S - B Shares	21,673	828,959
Regeneron Pharmaceuticals, Inc. (a)	4,171	1,304,981
Vertex Pharmaceuticals, Inc. (a)	12,867	975,576

		25,461,135

Building Products—0.2%
Asahi Glass Co., Ltd.	94,533	588,097
Assa Abloy AB - Class B	31,405	1,441,935
Cie de St-Gobain	37,444	1,855,085
Daikin Industries, Ltd. (b)	22,091	1,174,253
Geberit AG	3,650	985,861
LIXIL Group Corp. (b)	25,029	517,102
Masco Corp.	19,145	407,406
TOTO, Ltd. (b)	28,000	393,276

		7,363,015

Capital Markets—0.9%
3i Group plc	91,019	536,230
Aberdeen Asset Management plc (b)	90,118	552,624
Ameriprise Financial, Inc.	11,285	1,027,838
Bank of New York Mellon Corp. (The)	63,265	1,909,970
BlackRock, Inc.	6,850	1,853,747
Charles Schwab Corp. (The)	58,685	1,240,601
Credit Suisse Group AG (a)	140,838	4,315,734
Daiwa Securities Group, Inc. (b)	156,135	1,408,836
Deutsche Bank AG	95,831	4,400,143
E*Trade Financial Corp. (a)	13,685	225,802
Franklin Resources, Inc.	22,281	1,126,305
Goldman Sachs Group, Inc. (The)	24,230	3,833,428
Hargreaves Lansdown plc	20,063	318,154
ICAP plc	51,459	311,914
Invesco, Ltd.	23,850	760,815
Investec plc	54,042	350,425
Julius Baer Group, Ltd. (a)	21,038	982,077
Legg Mason, Inc.	6,380	213,347
Macquarie Group, Ltd.	28,722	1,284,998

Capital Markets—(Continued)
Mediobanca S.p.A.	48,361	337,825
Morgan Stanley	74,080	1,996,456
Nomura Holdings, Inc.	341,326	2,665,303
Northern Trust Corp.	11,680	635,275
Partners Group Holding AG	1,632	399,819
Ratos AB - B Shares (b)	17,958	167,270
SBI Holdings, Inc.	18,994	247,086
Schroders plc	9,561	398,747
State Street Corp.	25,670	1,687,802
T. Rowe Price Group, Inc.	13,590	977,529
UBS AG (a)	342,535	7,007,627

		43,173,727

Chemicals—1.3%
Air Liquide S.A. (b)	29,360	4,090,283
Air Products & Chemicals, Inc.	11,415	1,216,497
Air Water, Inc. (b)	13,767	203,733
Airgas, Inc.	3,690	391,325
Akzo Nobel NV	22,394	1,472,126
Arkema S.A.	5,902	657,735
Asahi Kasei Corp. (b)	118,475	895,195
BASF SE	86,336	8,289,570
CF Industries Holdings, Inc.	3,390	714,714
Croda International plc	12,809	550,689
Daicel Corp.	27,442	248,190
Dow Chemical Co. (The)	64,180	2,464,512
E.I. du Pont de Nemours & Co.	49,895	2,921,851
Eastman Chemical Co.	8,180	637,222
Ecolab, Inc.	14,105	1,393,010
EMS-Chemie Holding AG	770	272,150
FMC Corp.	7,380	529,294
Givaudan S.A. (a)	782	1,143,883
Hitachi Chemical Co., Ltd.	9,788	157,625
Incitec Pivot, Ltd.	152,651	383,743
International Flavors & Fragrances, Inc.	4,345	357,594
Israel Chemicals, Ltd.	41,711	352,074
Israel Corp., Ltd. (The) (a)	254	134,169
Johnson Matthey plc	19,327	878,823
JSR Corp.	16,820	313,441
K&S AG (b)	16,211	420,227
Kaneka Corp.	25,974	170,030
Kansai Paint Co., Ltd. (b)	21,548	286,404
Koninklijke DSM NV	14,496	1,094,132
Kuraray Co., Ltd. (b)	32,505	390,475
Lanxess AG	7,855	509,888
Linde AG	17,411	3,450,317
LyondellBasell Industries NV - Class A	24,761	1,813,248
Mitsubishi Chemical Holdings Corp. (b)	127,132	595,848
Mitsubishi Gas Chemical Co., Inc. (b)	36,159	304,715
Mitsui Chemicals, Inc. (b)	76,044	209,351
Monsanto Co.	28,590	2,983,938
Mosaic Co. (The)	14,780	635,836
Nitto Denko Corp. (b)	15,570	1,020,087
Orica, Ltd.	34,476	645,364
PPG Industries, Inc.	8,235	1,375,739
Praxair, Inc.	16,015	1,925,163

MIST-2

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Sherwin-Williams Co. (The)	4,550	$828,919
Shin-Etsu Chemical Co., Ltd.	38,589	2,369,076
Showa Denko KK (b)	140,676	190,907
Sigma-Aldrich Corp.	6,515	555,729
Sika AG	203	591,809
Solvay S.A.	5,574	836,064
Sumitomo Chemical Co., Ltd.	139,637	533,061
Syngenta AG	8,754	3,576,470
Taiyo Nippon Sanso Corp. (b)	22,268	149,812
Teijin, Ltd. (b)	87,665	202,446
Toray Industries, Inc. (b)	137,548	906,978
Ube Industries, Ltd. (b)	94,552	178,753
Umicore S.A.	10,771	523,341
Yara International ASA	17,365	717,250

		60,660,825

Commercial Banks—3.6%
Aozora Bank, Ltd. (b)	100,635	298,740
Australia & New Zealand Banking Group, Ltd.	257,894	7,411,109
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	602,432	167,403
Banco Bilbao Vizcaya Argentaria S.A.	520,019	5,842,157
Banco de Sabadell S.A.	250,373	630,490
Banco Espirito Santo S.A. (a) (b)	169,954	181,054
Banco Popular Espanol S.A. (a)	118,558	642,023
Banco Santander S.A.	1,016,080	8,329,691
Bank Hapoalim B.M.	98,966	500,477
Bank Leumi Le-Israel B.M. (a)	117,430	437,013
Bank of East Asia, Ltd.	115,000	486,736
Bank of Ireland (a)	1,982,676	568,364
Bank of Kyoto, Ltd. (The) (b)	29,632	261,248
Bank of Yokohama, Ltd. (The) (b)	110,009	629,928
Bankia S.A. (a)	378,912	412,684
Banque Cantonale Vaudoise	284	156,491
Barclays plc	1,148,432	4,941,056
BB&T Corp.	37,475	1,264,781
Bendigo and Adelaide Bank, Ltd. (b)	38,313	358,298
BNP Paribas S.A.	93,416	6,322,932
BOC Hong Kong Holdings, Ltd.	347,500	1,117,058
CaixaBank	109,136	479,319
Chiba Bank, Ltd. (The)	69,833	511,170
Chugoku Bank, Ltd. (The)	15,798	222,574
Comerica, Inc.	10,345	406,662
Commerzbank AG (a)	90,935	1,047,000
Commonwealth Bank of Australia	151,260	10,054,979
Credit Agricole S.A. (a)	93,606	1,032,955
Danske Bank A/S (a)	61,683	1,327,678
DBS Group Holdings, Ltd.	161,100	2,109,937
DNB ASA	91,862	1,395,313
Erste Group Bank AG	22,253	703,304
Fifth Third Bancorp	49,195	887,478
Fukuoka Financial Group, Inc.	72,326	327,592
Gunma Bank, Ltd. (The)	35,171	206,454
Hachijuni Bank, Ltd. (The)	38,338	239,127
Hang Seng Bank, Ltd.	71,900	1,171,665
Hiroshima Bank, Ltd. (The) (b)	46,340	198,090
Hokuhoku Financial Group, Inc.	111,000	233,783

Commercial Banks—(Continued)
HSBC Holdings plc	1,737,506	18,829,725
Huntington Bancshares, Inc.	46,015	380,084
Intesa Sanpaolo S.p.A.	1,092,833	2,257,894
Iyo Bank, Ltd. (The)	24,000	252,234
Joyo Bank, Ltd. (The) (b)	63,592	342,695
KBC Groep NV	21,557	1,059,504
KeyCorp	50,560	576,384
Lloyds Banking Group plc (a)	4,297,899	5,127,667
M&T Bank Corp.	6,465	723,563
Mitsubishi UFJ Financial Group, Inc.	1,197,780	7,683,578
Mizrahi Tefahot Bank, Ltd.	11,569	127,554
Mizuho Financial Group, Inc.	2,153,460	4,687,366
National Australia Bank, Ltd.	220,168	7,054,323
Natixis	86,751	415,489
Nishi-Nippon City Bank, Ltd. (The) (b)	63,000	172,081
Nordea Bank AB	247,447	2,989,640
Oversea-Chinese Banking Corp., Ltd.	242,200	1,989,134
PNC Financial Services Group, Inc. (The)	28,435	2,060,116
Raiffeisen Bank International AG (b)	4,707	154,046
Regions Financial Corp.	75,725	701,213
Resona Holdings, Inc.	177,226	907,659
Royal Bank of Scotland Group plc (a)	199,957	1,162,427
Seven Bank, Ltd. (b)	55,973	187,569
Shinsei Bank, Ltd. (b)	154,300	375,290
Shizuoka Bank, Ltd. (The) (b)	52,824	602,853
Skandinaviska Enskilda Banken AB - Class A	142,784	1,513,512
Societe Generale S.A.	66,010	3,292,062
Standard Chartered plc	226,821	5,440,239
Sumitomo Mitsui Financial Group, Inc. (b)	119,650	5,808,765
Sumitomo Mitsui Trust Holdings, Inc.	292,090	1,450,601
SunTrust Banks, Inc.	28,840	934,993
Suruga Bank, Ltd.	17,000	293,441
Svenska Handelsbanken AB - A Shares	46,742	1,999,912
Swedbank AB - A Shares	85,125	1,985,307
U.S. Bancorp	101,635	3,717,808
UniCredit S.p.A.	407,982	2,610,768
Unione di Banche Italiane SCPA	80,318	406,187
United Overseas Bank, Ltd.	119,400	1,968,843
Wells Fargo & Co. (c)	263,380	10,882,862
Westpac Banking Corp.	291,745	8,915,315
Yamaguchi Financial Group, Inc.	19,000	187,136
Zions Bancorporation	9,800	268,716

		176,011,368

Commercial Services & Supplies—0.2%
ADT Corp. (The)	12,352	502,232
Aggreko plc (b)	25,271	656,411
Babcock International Group plc	34,000	658,095
Brambles, Ltd.	146,363	1,244,779
Cintas Corp. (b)	5,720	292,864
Dai Nippon Printing Co., Ltd. (b)	51,963	551,359
Edenred S.A. (b)	19,111	620,676
G4S plc	132,221	544,454
Iron Mountain, Inc.	8,721	235,641
Park24 Co., Ltd. (b)	9,180	163,465
Pitney Bowes, Inc.	10,710	194,815

MIST-3

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Republic Services, Inc.	16,015	$534,260
Secom Co., Ltd.	19,729	1,238,253
Securitas AB - B Shares	29,357	335,374
Serco Group plc	46,655	412,604
Societe BIC S.A.	2,727	317,129
Stericycle, Inc. (a)	4,645	536,033
Toppan Printing Co., Ltd. (b)	51,929	419,855
Tyco International, Ltd.	24,705	864,181
Waste Management, Inc.	23,305	961,098

		11,283,578

Communications Equipment—0.4%
AAC Technologies Holdings, Inc.	69,200	315,739
Cisco Systems, Inc. (c)	283,670	6,643,551
F5 Networks, Inc. (a)	4,245	364,051
Harris Corp.	6,020	356,986
JDS Uniphase Corp. (a)	12,370	181,963
Juniper Networks, Inc. (a)	28,240	560,846
Motorola Solutions, Inc.	15,330	910,295
Nokia Oyj (a) (b)	351,099	2,291,684
QUALCOMM, Inc.	91,385	6,155,694
Telefonaktiebolaget LM Ericsson - B Shares	286,064	3,810,151

		21,590,960

Computers & Peripherals—0.7%
Apple, Inc. (c)	50,209	23,937,141
Dell, Inc.	78,055	1,074,817
EMC Corp.	112,510	2,875,755
Gemalto NV	7,465	801,830
Hewlett-Packard Co.	105,420	2,211,712
NEC Corp.	232,087	538,647
NetApp, Inc.	19,400	826,828
SanDisk Corp.	12,925	769,167
Seagate Technology plc	18,870	825,374
Western Digital Corp.	11,925	756,045

		34,617,316

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	13,397	427,437
Bouygues S.A. (b)	18,287	667,613
Chiyoda Corp.	14,000	168,836
Ferrovial S.A.	38,056	686,259
Fluor Corp.	8,995	638,285
Hochtief AG	2,952	257,725
Jacobs Engineering Group, Inc. (a)	6,920	402,606
JGC Corp.	20,182	730,601
Kajima Corp. (b)	79,151	323,582
Kinden Corp. (b)	12,500	134,504
Koninklijke Boskalis Westminster NV	7,126	315,300
Leighton Holdings, Ltd.	15,846	284,663
Obayashi Corp. (b)	60,450	361,621
OCI (a)	8,650	292,263
Quanta Services, Inc. (a)	11,365	312,651
Shimizu Corp. (b)	55,178	270,457

Construction & Engineering—(Continued)
Skanska AB - B Shares	35,864	689,905
Taisei Corp. (b)	90,221	445,163
Vinci S.A.	43,586	2,534,488

		9,943,959

Construction Materials—0.2%
Boral, Ltd. (b)	71,078	318,354
CRH plc	68,303	1,641,733
Fletcher Building, Ltd. (b)	64,021	505,190
HeidelbergCement AG	13,219	1,019,530
Holcim, Ltd. (a)	21,522	1,602,246
Imerys S.A.	3,188	222,784
James Hardie Industries plc	41,039	408,945
Lafarge S.A.	17,551	1,222,461
Taiheiyo Cement Corp. (b)	110,000	481,987
Vulcan Materials Co.	6,920	358,525

		7,781,755

Consumer Finance—0.2%
Acom Co., Ltd. (a)	37,500	141,920
AEON Financial Service Co., Ltd.	6,205	195,632
American Express Co.	52,860	3,991,987
Capital One Financial Corp.	31,165	2,142,282
Credit Saison Co., Ltd.	14,815	402,923
Discover Financial Services	27,545	1,392,124
SLM Corp.	25,135	625,862

		8,892,730

Containers & Packaging—0.1%
Amcor, Ltd.	113,087	1,106,574
Avery Dennison Corp.	5,360	233,267
Ball Corp.	8,240	369,811
Bemis Co., Inc.	5,460	212,995
MeadWestvaco Corp.	9,240	354,631
Owens-Illinois, Inc. (a)	8,840	265,377
Rexam plc	73,967	576,513
Sealed Air Corp.	9,335	253,819
Toyo Seikan Group Holdings, Ltd. (b)	15,296	300,964

		3,673,951

Distributors—0.0%
Genuine Parts Co.	8,315	672,601
Jardine Cycle & Carriage, Ltd. (b)	10,200	310,290

		982,891

Diversified Consumer Services—0.0%
Benesse Holdings, Inc. (b)	6,754	245,773
H&R Block, Inc.	14,515	386,970

		632,743

Diversified Financial Services—1.2%
ASX, Ltd.	18,273	588,865
Bank of America Corp.	577,928	7,975,406
Berkshire Hathaway, Inc. - Class B (a) (c)	98,330	11,161,438

MIST-4

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Citigroup, Inc.	165,051	$8,006,624
CME Group, Inc.	16,425	1,213,479
Deutsche Boerse AG	18,142	1,365,161
Eurazeo	2,939	188,643
Exor S.p.A.	6,090	228,675
First Pacific Co., Ltd.	197,400	217,516
Groupe Bruxelles Lambert S.A.	7,584	645,073
Hong Kong Exchanges and Clearing, Ltd.	102,700	1,646,008
Industrivarden AB - C Shares (b)	11,032	203,292
ING Groep NV (a)	360,038	4,085,433
IntercontinentalExchange, Inc. (a) (b)	3,890	705,724
Investment AB Kinnevik - B Shares	19,443	674,007
Investor AB - B Shares	42,815	1,299,167
Japan Exchange Group, Inc. (b)	23,225	516,503
JPMorgan Chase & Co.	203,690	10,528,736
Leucadia National Corp.	10,605	288,880
London Stock Exchange Group plc	16,707	415,728
McGraw Hill Financial, Inc.	15,015	984,834
Mitsubishi UFJ Lease & Finance Co., Ltd. (b)	54,740	290,842
Moody’s Corp.	10,355	728,267
NASDAQ OMX Group, Inc. (The)	6,280	201,525
NYSE Euronext	13,190	553,716
ORIX Corp.	103,660	1,696,571
Pargesa Holding S.A.	2,586	193,834
Pohjola Bank plc - A Shares	12,906	214,483
Singapore Exchange, Ltd. (b)	79,600	460,888
Wendel S.A.	3,026	410,266

		57,689,584

Diversified Telecommunication Services—1.1%
AT&T, Inc. (c)	300,551	10,164,635
Belgacom S.A. (b)	14,388	382,583
Bezeq The Israeli Telecommunication Corp., Ltd.	178,533	328,334
BT Group plc	740,834	4,104,932
CenturyLink, Inc.	33,320	1,045,582
Deutsche Telekom AG	264,027	3,829,631
Elisa Oyj	13,492	321,777
Frontier Communications Corp. (b)	53,485	223,032
Hellenic Telecommunications Organization S.A. (a)	23,036	240,167
HKT Trust/HKT, Ltd.	210,500	197,856
Iliad S.A. (b)	2,168	505,862
Inmarsat plc	42,016	482,667
Koninklijke KPN NV (a)	302,760	964,984
Nippon Telegraph & Telephone Corp.	41,114	2,134,007
Orange S.A.	174,305	2,186,435
PCCW, Ltd.	375,700	166,054
Portugal Telecom SGPS S.A. (b)	58,807	265,077
Singapore Telecommunications, Ltd.	748,400	2,238,355
Swisscom AG	2,192	1,054,701
TDC A/S	69,793	590,481
Telecom Corp. of New Zealand, Ltd. (b)	170,483	329,251
Telecom Italia S.p.A.	945,866	781,105
Telecom Italia S.p.A. - Risparmio Shares	565,017	374,799
Telefonica Deutschland Holding AG	26,247	207,285
Telefonica S.A. (a)	385,008	6,017,320

Diversified Telecommunication Services—(Continued)
Telekom Austria AG	20,674	173,568
Telenor ASA	65,988	1,508,190
TeliaSonera AB	223,860	1,715,471
Telstra Corp., Ltd.	408,372	1,893,896
Verizon Communications, Inc. (c)	152,820	7,130,581
Vivendi S.A.	111,969	2,576,874
Windstream Holdings, Inc. (b)	31,470	251,760
Ziggo NV	15,980	647,413

		55,034,665

Electric Utilities—0.7%
Acciona S.A. (b)	2,422	138,500
American Electric Power Co., Inc.	26,010	1,127,534
Cheung Kong Infrastructure Holdings, Ltd.	58,400	405,456
Chubu Electric Power Co., Inc. (b)	60,537	825,140
Chugoku Electric Power Co., Inc. (The) (b)	27,934	445,161
CLP Holdings, Ltd.	165,982	1,353,988
Contact Energy, Ltd.	34,436	154,737
Duke Energy Corp.	37,775	2,522,615
Edison International	17,475	804,899
EDP - Energias de Portugal S.A. (b)	188,656	689,255
Electricite de France S.A.	22,724	718,959
Enel S.p.A.	618,727	2,372,488
Entergy Corp.	9,495	599,989
Exelon Corp.	45,784	1,357,038
FirstEnergy Corp.	22,425	817,391
Fortum OYJ	41,900	945,483
Hokkaido Electric Power Co., Inc. (a) (b)	17,197	232,406
Hokuriku Electric Power Co.	15,811	231,744
Iberdrola S.A.	442,814	2,581,934
Kansai Electric Power Co., Inc. (The) (a)	66,133	842,607
Kyushu Electric Power Co., Inc. (a)	40,097	574,030
NextEra Energy, Inc.	22,675	1,817,628
Northeast Utilities	16,805	693,206
Pepco Holdings, Inc.	12,270	226,504
Pinnacle West Capital Corp.	5,910	323,513
Power Assets Holdings, Ltd.	130,400	1,166,275
PPL Corp.	31,105	944,970
Red Electrica Corp. S.A.	10,172	580,682
Shikoku Electric Power Co., Inc. (a) (b)	16,752	285,649
Southern Co. (The)	46,905	1,931,548
SP AusNet	156,566	175,289
SSE plc	90,088	2,151,669
Terna Rete Elettrica Nazionale S.p.A.	141,701	640,090
Tohoku Electric Power Co., Inc. (a)	42,538	524,811
Tokyo Electric Power Co., Inc. (a) (b)	135,885	845,695
Verbund AG (b)	6,319	143,129
Xcel Energy, Inc.	26,110	720,897

		32,912,909

Electrical Equipment—0.5%
ABB, Ltd. (a)	206,702	4,883,057
Alstom S.A.	20,269	722,244
AMETEK, Inc.	13,497	621,132
Eaton Corp. plc	24,798	1,707,094
Emerson Electric Co.	38,955	2,520,388

MIST-5

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Fuji Electric Co., Ltd. (b)	51,942	$212,535
Furukawa Electric Co., Ltd. (b)	62,300	144,006
Legrand S.A.	23,520	1,306,576
Mabuchi Motor Co., Ltd.	2,324	122,875
Mitsubishi Electric Corp.	181,739	1,918,369
Nidec Corp. (b)	9,565	792,066
OSRAM Licht AG (a)	7,452	349,843
Prysmian S.p.A.	19,244	471,029
Rockwell Automation, Inc.	7,575	810,070
Roper Industries, Inc.	5,250	697,568
Schneider Electric S.A.	49,598	4,196,628
Sumitomo Electric Industries, Ltd.	70,861	1,028,628

		22,504,108

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	8,595	665,081
Citizen Holdings Co., Ltd. (b)	24,800	174,543
Corning, Inc.	79,840	1,164,866
FLIR Systems, Inc.	8,035	252,299
FUJIFILM Holdings Corp.	43,553	1,048,816
Hamamatsu Photonics KK (b)	6,734	254,201
Hexagon AB - B Shares	22,329	672,960
Hirose Electric Co., Ltd. (b)	2,855	439,737
Hitachi High-Technologies Corp.	5,811	130,708
Hitachi, Ltd.	454,158	3,007,152
Hoya Corp.	40,950	970,062
Ibiden Co., Ltd. (b)	10,667	174,913
Jabil Circuit, Inc.	10,005	216,908
Keyence Corp.	4,288	1,633,254
Kyocera Corp. (b)	30,598	1,630,251
Molex, Inc.	7,375	284,085
Murata Manufacturing Co., Ltd. (b)	19,146	1,467,099
Nippon Electric Glass Co., Ltd. (b)	34,602	185,629
Omron Corp. (b)	19,266	697,242
Shimadzu Corp.	22,283	211,686
TDK Corp. (b)	11,625	457,402
TE Connectivity, Ltd.	22,940	1,187,833
Yaskawa Electric Corp. (b)	20,000	282,527
Yokogawa Electric Corp. (b)	20,143	287,829

		17,497,083

Energy Equipment & Services—0.5%
Aker Solutions ASA	15,334	215,403
AMEC plc	27,930	486,047
Baker Hughes, Inc.	23,585	1,158,023
Cameron International Corp. (a)	13,180	769,317
CGG (a)	14,864	342,699
Diamond Offshore Drilling, Inc.	3,685	229,649
Ensco plc - Class A	12,470	670,263
FMC Technologies, Inc. (a)	12,730	705,497
Fugro NV (b)	6,619	403,831
Halliburton Co.	49,690	2,392,573
Helmerich & Payne, Inc.	5,605	386,465
Nabors Industries, Ltd.	15,555	249,813
National Oilwell Varco, Inc.	22,875	1,786,766
Noble Corp.	13,485	509,328

Energy Equipment & Services—(Continued)
Petrofac, Ltd.	24,501	558,137
Rowan Cos. plc - Class A (a)	6,620	243,086
Saipem S.p.A.	24,919	541,838
Schlumberger, Ltd. (c)	71,130	6,285,047
Seadrill, Ltd.	35,287	1,584,724
Subsea 7 S.A.	24,801	515,487
Technip S.A.	9,561	1,123,020
Tenaris S.A. (b)	44,454	1,041,829
Transocean, Ltd.	33,797	1,504,602
WorleyParsons, Ltd. (b)	19,519	443,196

		24,146,640

Food & Staples Retailing—0.9%
Aeon Co., Ltd.	56,429	779,369
Carrefour S.A.	56,665	1,942,089
Casino Guichard Perrachon S.A.	5,296	546,066
Colruyt S.A. (b)	7,167	397,914
Costco Wholesale Corp.	23,185	2,669,057
CVS Caremark Corp.	68,235	3,872,336
Delhaize Group S.A.	9,588	604,477
Distribuidora Internacional de Alimentacion S.A.	57,264	498,527
FamilyMart Co., Ltd. (b)	5,514	238,925
J Sainsbury plc	115,053	730,027
Jeronimo Martins SGPS S.A.	23,661	486,033
Kesko Oyj - B Shares	6,064	181,992
Koninklijke Ahold NV	94,812	1,642,774
Kroger Co. (The)	29,190	1,177,525
Lawson, Inc. (b)	6,176	484,762
Metcash, Ltd. (b)	82,552	246,797
Metro AG	12,241	485,671
Olam International, Ltd. (b)	111,400	135,898
Safeway, Inc.	12,800	409,472
Seven & I Holdings Co., Ltd.	70,831	2,594,467
Sysco Corp. (b)	31,365	998,348
TESCO plc	757,122	4,401,501
Wal-Mart Stores, Inc. (c)	90,124	6,665,571
Walgreen Co.	45,895	2,469,151
Wesfarmers, Ltd.	94,624	3,632,450
Whole Foods Market, Inc.	18,360	1,074,060
WM Morrison Supermarkets plc	207,483	940,702
Woolworths, Ltd.	116,823	3,815,992

		44,121,953

Food Products—1.2%
Ajinomoto Co., Inc. (b)	56,281	741,051
Archer-Daniels-Midland Co.	35,245	1,298,426
Aryzta AG (a)	8,233	550,321
Associated British Foods plc	33,487	1,018,104
Barry Callebaut AG (a)	171	171,595
Calbee, Inc.	6,792	197,309
Campbell Soup Co.	9,600	390,816
ConAgra Foods, Inc.	21,770	660,502
Danone S.A.	53,666	4,040,718
General Mills, Inc.	34,740	1,664,741
Golden Agri-Resources, Ltd. (b)	692,600	287,285
Hershey Co. (The)	8,135	752,487

MIST-6

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Hormel Foods Corp.	7,175	$302,211
J.M. Smucker Co. (The)	5,915	621,312
Kellogg Co.	13,185	774,355
Kerry Group plc - Class A	14,052	853,771
Kikkoman Corp. (b)	15,100	276,902
Kraft Foods Group, Inc.	31,713	1,663,030
Lindt & Spruengli AG	10	474,967
Lindt & Spruengli AG (Participation Certifcate)	80	328,381
McCormick & Co., Inc.	7,070	457,429
Mead Johnson Nutrition Co.	10,960	813,890
MEIJI Holdings Co., Ltd. (b)	5,818	319,072
Mondelez International, Inc. - Class A	95,140	2,989,299
Nestle S.A.	303,125	21,231,520
Nippon Meat Packers, Inc. (b)	15,715	225,528
Nisshin Seifun Group, Inc. (b)	19,162	193,656
Nissin Foods Holdings Co., Ltd. (b)	5,534	227,508
Orkla ASA	71,716	522,453
Suedzucker AG	7,737	227,955
Tate & Lyle plc	43,670	520,800
Toyo Suisan Kaisha, Ltd. (b)	8,477	249,184
Tyson Foods, Inc. - Class A	15,510	438,623
Unilever NV	153,122	5,958,776
Unilever plc	120,643	4,659,437
Wilmar International, Ltd. (b)	180,339	455,793
Yakult Honsha Co., Ltd. (b)	8,292	416,168
Yamazaki Baking Co., Ltd.	9,748	105,371

		57,080,746

Gas Utilities—0.1%
AGL Resources, Inc.	6,260	288,148
APA Group	77,505	431,855
Enagas S.A.	18,071	444,102
Gas Natural SDG S.A.	33,002	691,783
Hong Kong & China Gas Co., Ltd.	537,218	1,287,998
ONEOK, Inc.	11,020	587,586
Osaka Gas Co., Ltd. (b)	175,489	748,969
Snam S.p.A.	190,720	966,524
Toho Gas Co., Ltd. (b)	38,048	199,492
Tokyo Gas Co., Ltd.	229,460	1,261,303

		6,907,760

Health Care Equipment & Supplies—0.5%
Abbott Laboratories	84,130	2,792,275
Baxter International, Inc.	29,360	1,928,658
Becton Dickinson & Co.	10,720	1,072,214
Boston Scientific Corp. (a)	76,020	892,475
C.R. Bard, Inc.	4,245	489,024
CareFusion Corp. (a)	11,870	438,003
Cochlear, Ltd. (b)	5,427	306,354
Coloplast A/S - Class B	10,444	594,595
Covidien plc	25,765	1,570,119
DENTSPLY International, Inc.	7,575	328,831
Edwards Lifesciences Corp. (a)	6,210	432,402
Elekta AB - B Shares (b)	34,790	560,032
Essilor International S.A.	19,175	2,062,993
Getinge AB - B Shares	18,927	676,598

Health Care Equipment & Supplies—(Continued)
Intuitive Surgical, Inc. (a)	2,210	831,557
Medtronic, Inc.	54,725	2,914,106
Olympus Corp. (a)	18,706	569,364
Smith & Nephew plc	85,081	1,062,171
Sonova Holding AG (a)	4,709	585,272
St. Jude Medical, Inc.	16,775	899,811
Stryker Corp.	15,530	1,049,673
Sysmex Corp. (b)	6,828	437,652
Terumo Corp. (b)	14,298	735,851
Varian Medical Systems, Inc. (a)	5,915	442,028
William Demant Holding A/S (a)	2,521	232,966
Zimmer Holdings, Inc.	9,405	772,527

		24,677,551

Health Care Providers & Services—0.4%
Aetna, Inc.	20,644	1,321,629
Alfresa Holdings Corp.	3,904	201,769
AmerisourceBergen Corp.	13,445	821,489
Cardinal Health, Inc.	18,240	951,216
Celesio AG	7,919	178,288
Cigna Corp.	15,445	1,187,103
DaVita HealthCare Partners, Inc. (a)	9,100	517,790
Express Scripts Holding Co. (a)	43,484	2,686,441
Extendicare Inc. (b)	9,800	62,698
Fresenius Medical Care AG & Co. KGaA	19,921	1,295,812
Fresenius SE & Co. KGaA	11,727	1,456,758
Humana, Inc.	8,690	811,038
Laboratory Corp. of America Holdings (a)	5,205	516,024
McKesson Corp.	12,685	1,627,485
Medipal Holdings Corp.	12,587	155,667
Miraca Holdings, Inc. (b)	5,243	234,342
Patterson Cos., Inc.	4,550	182,910
Quest Diagnostics, Inc. (b)	8,535	527,378
Ramsay Health Care, Ltd.	12,447	420,633
Sonic Healthcare, Ltd.	35,376	534,388
Suzuken Co., Ltd. (b)	6,665	219,769
Tenet Healthcare Corp. (a)	5,577	229,717
UnitedHealth Group, Inc.	55,390	3,966,478
WellPoint, Inc.	17,450	1,458,994

		21,565,816

Health Care Technology—0.0%
Cerner Corp. (a)	15,560	817,678
M3, Inc.	68	188,749

		1,006,427

Hotels, Restaurants & Leisure—0.6%
Accor S.A.	14,955	622,079
Carnival Corp.	23,980	782,707
Carnival plc	17,251	584,561
Chipotle Mexican Grill, Inc. (a)	1,715	735,221
Compass Group plc	172,005	2,364,722
Crown, Ltd.	37,548	544,849
Darden Restaurants, Inc.	6,875	318,244
Echo Entertainment Group, Ltd.	73,730	190,623

MIST-7

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Flight Centre, Ltd.	5,260	$237,191
Galaxy Entertainment Group, Ltd. (a)	196,771	1,383,808
Genting Singapore plc (b)	574,000	657,020
InterContinental Hotels Group plc	25,225	737,209
International Game Technology	14,310	270,888
Marriott International, Inc. - Class A	13,455	565,917
McDonald’s Corp.	54,060	5,201,113
McDonald’s Holdings Co. Japan, Ltd. (b)	6,277	173,065
MGM China Holdings, Ltd.	89,000	298,605
OPAP S.A.	20,901	233,646
Oriental Land Co., Ltd. (b)	4,760	787,909
Sands China, Ltd.	226,435	1,404,061
Shangri-La Asia, Ltd.	147,200	243,607
SJM Holdings, Ltd.	181,956	512,790
Sky City Entertainment Group, Ltd.	54,026	179,612
Sodexo	8,772	818,985
Starbucks Corp.	40,700	3,132,679
Starwood Hotels & Resorts Worldwide, Inc.	10,505	698,057
TABCORP Holdings, Ltd.	68,364	209,260
Tatts Group, Ltd.	130,500	377,456
TUI Travel plc (b)	41,845	248,709
Whitbread plc	16,853	808,166
William Hill plc	81,101	528,302
Wyndham Worldwide Corp.	7,645	466,116
Wynn Macau, Ltd.	145,878	498,572
Wynn Resorts, Ltd.	4,240	669,962
Yum! Brands, Inc.	24,500	1,749,055

		29,234,766

Household Durables—0.2%
Casio Computer Co., Ltd. (b)	20,900	194,040
DR Horton, Inc. (b)	14,850	288,535
Electrolux AB - Series B	22,706	589,889
Garmin, Ltd. (b)	5,900	266,621
Harman International Industries, Inc.	3,590	237,766
Husqvarna AB - B Shares (b)	37,767	245,228
Leggett & Platt, Inc. (b)	7,480	225,522
Lennar Corp. - Class A (b)	8,735	309,219
Newell Rubbermaid, Inc.	15,455	425,012
Panasonic Corp. (b)	207,428	2,010,443
Persimmon plc (a)	28,475	500,624
PulteGroup, Inc.	18,080	298,320
Rinnai Corp.	3,075	228,744
Sekisui Chemical Co., Ltd.	39,915	407,688
Sekisui House, Ltd.	50,549	681,500
Sharp Corp. (a) (b)	96,178	355,120
Sony Corp. (b)	95,175	2,039,315
Whirlpool Corp.	4,190	613,584

		9,917,170

Household Products—0.5%
Clorox Co. (The) (b)	6,975	569,997
Colgate-Palmolive Co.	47,930	2,842,249
Henkel AG & Co. KGaA	12,211	1,081,459
Kimberly-Clark Corp.	21,215	1,998,877
Procter & Gamble Co. (The) (c)	147,755	11,168,800

Household Products—(Continued)
Reckitt Benckiser Group plc	60,774	4,447,087
Svenska Cellulosa AB - B Shares	54,796	1,382,665
Unicharm Corp. (b)	10,761	629,888

		24,121,022

Independent Power Producers & Energy Traders—0.0%
AES Corp. (The)	33,205	441,294
Electric Power Development Co., Ltd. (b)	10,970	358,566
Enel Green Power S.p.A.	164,032	351,951
NRG Energy, Inc.	12,135	331,650

		1,483,461

Industrial Conglomerates—0.8%
3M Co.	34,135	4,076,060
Danaher Corp.	31,290	2,169,023
General Electric Co. (c)	566,205	13,526,637
Hopewell Holdings, Ltd.	53,000	177,825
Hutchison Whampoa, Ltd.	200,600	2,410,022
Keppel Corp., Ltd.	135,000	1,121,538
Koninklijke Philips NV	89,969	2,901,552
NWS Holdings, Ltd.	136,500	210,677
Sembcorp Industries, Ltd.	91,600	386,317
Siemens AG	74,531	8,985,389
Smiths Group plc	37,024	838,108
Toshiba Corp.	377,779	1,702,921

		38,506,069

Insurance—1.7%
ACE, Ltd.	18,230	1,705,599
Admiral Group plc	17,998	359,349
Aegon NV	166,830	1,235,320
Aflac, Inc.	25,055	1,553,159
Ageas	21,761	881,584
AIA Group, Ltd.	1,132,073	5,329,480
Allianz SE	42,859	6,737,595
Allstate Corp. (The)	25,935	1,311,014
American International Group, Inc.	79,595	3,870,705
AMP, Ltd.	275,453	1,184,820
Aon plc	17,330	1,290,045
Assicurazioni Generali S.p.A.	109,757	2,192,494
Assurant, Inc.	4,355	235,605
Aviva plc	276,929	1,777,485
AXA S.A.	168,394	3,907,954
Baloise Holding AG	4,465	493,746
Chubb Corp. (The)	14,310	1,277,311
Cincinnati Financial Corp.	7,840	369,734
CNP Assurances	15,011	270,552
Dai-ichi Life Insurance Co., Ltd. (The) (b)	80,200	1,149,566
Delta Lloyd NV	17,290	367,318
Direct Line Insurance Group plc	77,548	267,661
Genworth Financial, Inc. - Class A (a)	26,315	336,569
Gjensidige Forsikring ASA	18,753	283,241
Hannover Rueck SE	5,711	420,020
Hartford Financial Services Group, Inc.	23,290	724,785
Insurance Australia Group, Ltd.	194,916	1,067,541
Legal & General Group plc	554,038	1,762,328

MIST-8

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Lincoln National Corp.	14,920	$626,491
Loews Corp.	16,770	783,830
Mapfre S.A. (b)	72,178	258,383
Marsh & McLennan Cos., Inc.	29,140	1,269,047
MetLife, Inc. (d)	56,965	2,674,507
MS&AD Insurance Group Holdings	47,639	1,248,380
Muenchener Rueckversicherungs AG	16,858	3,297,517
NKSJ Holdings, Inc. (b)	31,766	819,666
Old Mutual plc	459,964	1,397,029
Principal Financial Group, Inc.	14,875	636,947
Progressive Corp. (The)	30,055	818,398
Prudential Financial, Inc.	25,010	1,950,280
Prudential plc	240,381	4,481,324
QBE Insurance Group, Ltd.	112,492	1,539,943
Resolution, Ltd.	133,299	686,013
RSA Insurance Group plc	338,232	662,156
Sampo Oyj - A Shares	39,395	1,693,113
SCOR SE	14,437	478,410
Sony Financial Holdings, Inc.	16,356	300,737
Standard Life plc	221,036	1,236,047
Suncorp Group, Ltd.	121,053	1,477,511
Swiss Life Holding AG (a)	3,016	570,988
Swiss Re AG (a)	33,104	2,738,229
T&D Holdings, Inc.	54,452	676,515
Tokio Marine Holdings, Inc.	65,079	2,134,935
Torchmark Corp.	5,060	366,091
Travelers Cos., Inc. (The)	20,680	1,753,044
Tryg A/S	2,306	212,248
Unum Group	15,015	457,057
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,620	185,861
XL Group plc	16,315	502,828
Zurich Insurance Group AG (a)	13,942	3,590,691

		83,886,796

Internet & Catalog Retail—0.2%
Amazon.com, Inc. (a)	19,470	6,087,101
Expedia, Inc.	5,065	262,316
Netflix, Inc. (a)	2,943	910,005
priceline.com, Inc. (a)	2,745	2,775,058
Rakuten, Inc.	68,279	1,037,534
TripAdvisor, Inc. (a)	5,865	444,802

		11,516,816

Internet Software & Services—0.4%
Akamai Technologies, Inc. (a)	9,500	491,150
Dena Co., Ltd. (b)	9,923	202,212
eBay, Inc. (a)	62,215	3,470,975
Google, Inc. - Class A (a) (c)	15,460	13,541,569
Gree, Inc. (b)	9,936	77,449
United Internet AG	10,030	380,087
VeriSign, Inc. (a)	8,345	424,677
Yahoo Japan Corp.	136,800	778,928
Yahoo!, Inc. (a)	55,855	1,852,152

		21,219,199

IT Services—0.7%
Accenture plc - Class A	34,085	2,510,019
Amadeus IT Holding S.A. - A Shares	35,761	1,269,095
Atos Origin S.A. (b)	5,237	409,267
Automatic Data Processing, Inc.	25,965	1,879,347
Cap Gemini S.A.	13,522	804,797
Cognizant Technology Solutions Corp. - Class A (a)	16,015	1,315,152
Computer Sciences Corp.	8,235	426,079
Computershare, Ltd.	44,396	411,109
Fidelity National Information Services, Inc.	13,395	622,064
Fiserv, Inc. (a)	7,280	735,644
Fujitsu, Ltd. (a)	175,016	654,744
International Business Machines Corp. (c)	57,655	10,676,553
Itochu Techno-Solutions Corp. (b)	2,400	85,458
Mastercard, Inc. - Class A	5,800	3,902,124
Nomura Research Institute, Ltd.	9,530	331,966
NTT Data Corp. (b)	11,900	402,035
Otsuka Corp.	1,560	199,361
Paychex, Inc. (b)	17,275	702,056
Teradata Corp. (a)	9,040	501,178
Total System Services, Inc.	8,635	254,042
Visa, Inc. - Class A	28,010	5,352,711
Western Union Co. (The)	32,250	601,785

		34,046,586

Leisure Equipment & Products—0.1%
Hasbro, Inc. (b)	6,175	291,090
Mattel, Inc.	18,235	763,317
Namco Bandai Holdings, Inc.	16,710	312,535
Nikon Corp. (b)	32,055	559,692
Sankyo Co., Ltd. (b)	5,104	249,752
Sega Sammy Holdings, Inc. (b)	17,548	508,332
Shimano, Inc.	7,441	665,778
Yamaha Corp.	14,800	211,995

		3,562,491

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	18,635	955,044
Life Technologies Corp. (a)	9,395	703,028
Lonza Group AG (a)	5,012	410,249
PerkinElmer, Inc.	6,060	228,765
QIAGEN NV (a)	22,381	482,517
Thermo Fisher Scientific, Inc.	19,560	1,802,454
Waters Corp. (a)	4,750	504,497

		5,086,554

Machinery—1.0%
Alfa Laval AB	29,571	713,837
Amada Co., Ltd. (b)	32,986	298,414
Andritz AG	6,844	402,926
Atlas Copco AB - A Shares	63,121	1,849,156
Atlas Copco AB - B Shares	36,723	971,071
Caterpillar, Inc.	35,045	2,921,702
CNH Industrial NV (a)	80,528	1,032,773
Cummins, Inc.	9,555	1,269,573
Deere & Co.	20,975	1,707,155

MIST-9

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Dover Corp.	9,800	$880,334
FANUC Corp.	18,010	2,978,243
Flowserve Corp.	8,340	520,333
GEA Group AG	17,190	705,817
Hino Motors, Ltd. (b)	24,133	357,640
Hitachi Construction Machinery Co., Ltd. (b)	10,158	228,286
IHI Corp. (b)	123,748	523,203
Illinois Tool Works, Inc.	23,170	1,767,176
IMI plc	30,377	715,809
Ingersoll-Rand plc	15,375	998,452
Invensys plc	60,968	492,258
Japan Steel Works, Ltd. (The) (b)	29,374	171,102
Joy Global, Inc. (b)	5,705	291,183
JTEKT Corp. (b)	19,317	265,827
Kawasaki Heavy Industries, Ltd.	132,697	577,682
Komatsu, Ltd. (b)	87,787	2,191,484
Kone Oyj - Class B (b)	14,636	1,307,732
Kubota Corp.	102,359	1,486,554
Kurita Water Industries, Ltd. (b)	10,624	226,208
Makita Corp.	10,590	616,158
MAN SE	3,313	395,083
Melrose Industries plc	119,060	577,627
Metso Oyj (b)	12,075	473,947
Mitsubishi Heavy Industries, Ltd. (b)	285,000	1,640,338
Nabtesco Corp.	10,740	262,383
NGK Insulators, Ltd. (b)	24,922	379,530
NSK, Ltd. (b)	43,284	444,047
PACCAR, Inc.	18,895	1,051,696
Pall Corp.	6,210	478,418
Parker Hannifin Corp.	8,035	873,565
Pentair, Ltd.	11,273	732,069
Sandvik AB	100,223	1,385,306
Scania AB - B Shares	30,167	645,952
Schindler Holding AG	6,600	981,774
Sembcorp Marine, Ltd. (b)	77,700	280,741
SKF AB - B Shares	36,939	1,028,635
SMC Corp. (b)	5,113	1,220,545
Snap-on, Inc.	3,080	306,460
Stanley Black & Decker, Inc.	9,040	818,753
Sulzer AG	2,255	349,091
Sumitomo Heavy Industries, Ltd. (b)	51,676	235,589
THK Co., Ltd. (b)	10,752	239,364
Vallourec S.A.	9,983	598,329
Volvo AB - B Shares	141,398	2,118,296
Wartsila Oyj Abp	16,687	753,203
Weir Group plc (The)	19,978	753,886
Xylem, Inc.	9,900	276,507
Yangzijiang Shipbuilding Holdings, Ltd. (b)	179,890	157,070
Zardoya Otis S.A. (b)	14,404	233,756

		48,160,048

Marine—0.1%
AP Moeller - Maersk A/S - Class A	52	449,641
AP Moeller - Maersk A/S - Class B	124	1,138,706
Kuehne & Nagel International AG	5,076	664,922
Mitsui OSK Lines, Ltd. (a) (b)	101,913	461,952

Marine—(Continued)
Nippon Yusen KK (b)	150,984	478,330
Orient Overseas International, Ltd.	20,500	120,313

		3,313,864

Media—1.0%
Axel Springer AG (b)	3,701	205,938
British Sky Broadcasting Group plc	98,833	1,393,021
Cablevision Systems Corp. - Class A	11,525	194,081
CBS Corp. - Class B	31,910	1,760,156
Comcast Corp. - Class A	143,440	6,476,316
Dentsu, Inc. (b)	16,987	648,953
DIRECTV (a)	33,675	2,012,081
Discovery Communications, Inc. - Class A (a)	13,250	1,118,565
Eutelsat Communications S.A.	13,449	425,319
Gannett Co., Inc.	12,330	330,321
Hakuhodo DY Holdings, Inc. (b)	21,940	163,373
Interpublic Group of Cos., Inc. (The)	23,415	402,270
ITV plc	347,826	987,411
JCDecaux S.A. (b)	6,214	229,112
Kabel Deutschland Holding AG (b)	1,901	241,724
Lagardere SCA	10,478	340,339
News Corp. - Class A (a)	27,281	438,133
Omnicom Group, Inc.	14,255	904,337
Pearson plc	76,840	1,563,993
ProSiebenSat.1 Media AG	9,769	414,693
Publicis Groupe S.A. (b)	16,780	1,335,705
Reed Elsevier NV	64,829	1,302,896
Reed Elsevier plc	112,223	1,511,603
Scripps Networks Interactive, Inc. - Class A	4,650	363,211
SES S.A.	28,569	817,709
Singapore Press Holdings, Ltd. (b)	150,000	491,570
Telenet Group Holding NV	4,825	240,271
Time Warner Cable, Inc.	16,435	1,834,146
Time Warner, Inc.	50,885	3,348,742
Toho Co., Ltd.	10,694	223,436
Twenty-First Century Fox, Inc.	109,125	3,655,687
Viacom, Inc. - Class B	25,420	2,124,604
Walt Disney Co. (The)	91,819	5,921,407
Washington Post Co. (The) - Class B	253	154,672
Wolters Kluwer NV	28,493	733,682
WPP plc	118,856	2,446,856

		46,756,333

Metals & Mining—1.0%
Alcoa, Inc. (b)	57,170	464,220
Allegheny Technologies, Inc. (b)	5,705	174,117
Alumina, Ltd. (a) (b)	237,401	228,015
Anglo American plc	130,964	3,220,518
Antofagasta plc	36,905	489,861
ArcelorMittal	94,061	1,293,595
BHP Billiton plc	198,456	5,845,272
BHP Billiton, Ltd.	301,893	10,069,225
Boliden AB	25,554	383,054
Cliffs Natural Resources, Inc. (b)	7,625	156,313
Daido Steel Co., Ltd. (b)	26,068	153,884
Fortescue Metals Group, Ltd. (b)	146,345	649,439

MIST-10

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Freeport-McMoRan Copper & Gold, Inc.	50,860	$1,682,449
Fresnillo plc	16,788	264,630
GlencoreXstrata plc (a)	939,447	5,124,518
Hitachi Metals, Ltd. (b)	15,465	190,099
Iluka Resources, Ltd. (b)	39,228	419,873
JFE Holdings, Inc.	46,261	1,205,398
Kobe Steel, Ltd. (a)	233,670	435,558
Maruichi Steel Tube, Ltd. (b)	4,400	109,473
Mitsubishi Materials Corp.	104,804	434,129
Newcrest Mining, Ltd.	72,074	787,374
Newmont Mining Corp.	26,565	746,477
Nippon Steel Sumitomo Metal Corp.	714,089	2,434,266
Norsk Hydro ASA (b)	87,282	361,964
Nucor Corp.	16,970	831,869
Randgold Resources, Ltd.	8,235	590,477
Rio Tinto plc	119,448	5,849,861
Rio Tinto, Ltd. (b)	40,961	2,361,433
Sumitomo Metal Mining Co., Ltd. (b)	49,516	701,968
ThyssenKrupp AG (a)	36,355	870,229
United States Steel Corp. (b)	7,675	158,028
Vedanta Resources plc	8,767	153,647
Voestalpine AG	10,537	504,102
Yamato Kogyo Co., Ltd.	4,000	148,897

		49,494,232

Multi-Utilities—0.5%
AGL Energy, Ltd.	51,715	744,275
Ameren Corp.	12,930	450,481
CenterPoint Energy, Inc.	22,830	547,235
Centrica plc	488,514	2,926,305
CMS Energy Corp.	14,185	373,349
Consolidated Edison, Inc.	15,705	865,974
Dominion Resources, Inc.	30,760	1,921,885
DTE Energy Co.	9,240	609,655
E.ON SE	169,281	3,010,982
GDF Suez	124,740	3,135,302
Integrys Energy Group, Inc.	4,190	234,179
National Grid plc	344,478	4,075,239
NiSource, Inc.	15,250	471,073
PG&E Corp.	22,865	935,636
Public Service Enterprise Group, Inc.	27,070	891,415
RWE AG	46,001	1,565,922
SCANA Corp.	7,010	322,740
Sempra Energy	12,080	1,034,048
Suez Environnement Co.	26,258	426,035
TECO Energy, Inc. (b)	10,865	179,707
Veolia Environnement S.A.	31,802	543,425
Wisconsin Energy Corp.	12,325	497,683

		25,762,545

Multiline Retail—0.2%
Dollar General Corp. (a)	14,340	809,636
Dollar Tree, Inc. (a)	12,340	705,354
Don Quijote Co., Ltd.	5,160	323,905
Family Dollar Stores, Inc.	5,240	377,385
Harvey Norman Holdings, Ltd. (b)	49,785	147,783

Multiline Retail—(Continued)
Isetan Mitsukoshi Holdings, Ltd. (b)	33,397	497,020
J Front Retailing Co., Ltd.	44,915	365,030
J.C. Penney Co., Inc. (a) (b)	7,575	66,812
Kohl’s Corp.	11,585	599,524
Macy’s, Inc.	21,530	931,603
Marks & Spencer Group plc	151,663	1,219,630
Marui Group Co., Ltd.	20,900	196,450
Next plc	15,156	1,267,255
Nordstrom, Inc. (b)	8,150	458,030
Takashimaya Co., Ltd.	24,372	228,984
Target Corp.	35,140	2,248,257

		10,442,658

Office Electronics—0.1%
Brother Industries, Ltd.	22,146	250,996
Canon, Inc.	106,633	3,407,611
Konica Minolta, Inc. (b)	44,753	377,078
Ricoh Co., Ltd. (b)	62,478	723,367
Xerox Corp.	70,100	721,329

		5,480,381

Oil, Gas & Consumable Fuels—2.9%
Anadarko Petroleum Corp.	26,765	2,488,877
Apache Corp.	20,955	1,784,109
BG Group plc	319,830	6,113,980
BP plc	1,801,497	12,639,081
Cabot Oil & Gas Corp.	22,420	836,714
Caltex Australia, Ltd.	12,653	219,988
Chesapeake Energy Corp.	27,755	718,299
Chevron Corp. (c)	105,280	12,791,520
ConocoPhillips	65,120	4,526,491
CONSOL Energy, Inc.	12,120	407,838
Cosmo Oil Co., Ltd. (a)	51,000	95,740
Delek Group, Ltd.	386	126,048
Denbury Resources, Inc. (a)	20,965	385,966
Devon Energy Corp.	20,180	1,165,597
ENI S.p.A.	239,124	5,513,137
EOG Resources, Inc.	14,545	2,462,178
EQT Corp.	7,980	707,986
Exxon Mobil Corp. (c)	243,589	20,958,398
Galp Energia SGPS S.A.	25,519	425,277
Hess Corp.	15,910	1,230,479
Idemitsu Kosan Co., Ltd. (b)	2,100	182,130
Inpex Corp.	82,800	978,779
Japan Petroleum Exploration Co.	2,700	116,399
JX Holdings, Inc. (b)	211,024	1,097,464
Kinder Morgan, Inc.	30,520	1,085,596
Koninklijke Vopak NV	6,659	381,282
Lundin Petroleum AB (a)	20,847	449,695
Marathon Oil Corp.	37,730	1,316,022
Marathon Petroleum Corp.	18,165	1,168,373
Murphy Oil Corp.	9,855	594,454
Neste Oil Oyj (b)	11,972	265,715
Newfield Exploration Co. (a)	7,170	196,243
Noble Energy, Inc.	19,190	1,285,922
Occidental Petroleum Corp.	43,435	4,062,910

MIST-11

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
OMV AG	13,844	$684,145
Origin Energy, Ltd.	102,837	1,352,841
Peabody Energy Corp.	14,345	247,451
Phillips 66	33,560	1,940,439
Pioneer Natural Resources Co.	6,615	1,248,912
QEP Resources, Inc.	9,495	262,917
Range Resources Corp.	8,735	662,899
Repsol S.A.	78,356	1,949,001
Royal Dutch Shell plc - A Shares	354,597	11,712,868
Royal Dutch Shell plc - B Shares	245,721	8,492,755
Santos, Ltd.	90,376	1,276,008
Showa Shell Sekiyu KK	17,700	198,577
Southwestern Energy Co. (a)	18,635	677,941
Spectra Energy Corp.	34,950	1,196,338
Statoil ASA	104,904	2,383,079
Tesoro Corp.	7,475	328,751
TonenGeneral Sekiyu KK	26,075	241,084
Total S.A.	200,153	11,633,160
Tullow Oil plc	85,356	1,416,098
Valero Energy Corp.	29,555	1,009,303
Whitehaven Coal, Ltd. (a) (b)	52,431	98,320
Williams Cos., Inc. (The)	33,565	1,220,423
Woodside Petroleum, Ltd.	61,957	2,215,498
WPX Energy, Inc. (a) (b)	10,655	205,215

		141,432,710

Paper & Forest Products—0.1%
International Paper Co.	23,385	1,047,648
OJI Holdings Corp. (b)	74,372	349,390
Stora Enso Oyj - R Shares	51,600	437,304
UPM-Kymmene Oyj (b)	49,207	681,231

		2,515,573

Personal Products—0.2%
Avon Products, Inc.	23,130	476,478
Beiersdorf AG	9,489	842,608
Estee Lauder Cos., Inc. (The) - Class A	12,920	903,108
Kao Corp.	49,524	1,547,434
L’Oreal S.A.	22,722	3,903,745
Shiseido Co., Ltd. (b)	33,809	609,021

		8,282,394

Pharmaceuticals—3.0%
AbbVie, Inc.	84,130	3,763,135
Actavis, Inc. (a)	9,580	1,379,520
Allergan, Inc.	16,465	1,489,259
Astellas Pharma, Inc.	41,824	2,137,817
AstraZeneca plc	117,325	6,097,469
Bayer AG	77,732	9,165,707
Bristol-Myers Squibb Co.	90,015	4,165,894
Chugai Pharmaceutical Co., Ltd.	21,074	433,542
Daiichi Sankyo Co., Ltd. (b)	63,299	1,148,501
Dainippon Sumitomo Pharma Co., Ltd. (b)	15,000	205,028
Eisai Co., Ltd. (b)	23,680	964,496
Eli Lilly & Co.	54,750	2,755,568
Forest Laboratories, Inc. (a)	12,455	532,949

Pharmaceuticals—(Continued)
GlaxoSmithKline plc	461,195	11,591,186
Hisamitsu Pharmaceutical Co., Inc. (b)	5,825	325,652
Hospira, Inc. (a)	8,840	346,705
Johnson & Johnson (c)	147,870	12,818,850
Kyowa Hakko Kirin Co., Ltd. (b)	21,167	217,968
Merck & Co., Inc. (c)	163,305	7,774,951
Merck KGaA	6,075	948,070
Mitsubishi Tanabe Pharma Corp.	20,801	292,238
Mylan, Inc. (a)	21,685	827,716
Novartis AG	216,221	16,619,992
Novo Nordisk A/S - Class B	38,282	6,489,872
Ono Pharmaceutical Co., Ltd. (b)	7,834	482,630
Orion Oyj - Class B (b)	9,235	232,674
Otsuka Holdings Co., Ltd.	34,114	990,390
Perrigo Co.	4,710	581,120
Pfizer, Inc.	365,826	10,502,864
Roche Holding AG	66,040	17,814,798
Sanofi	112,207	11,378,754
Santen Pharmaceutical Co., Ltd. (b)	7,037	341,890
Shionogi & Co., Ltd. (b)	28,098	592,103
Shire plc	52,383	2,097,433
Taisho Pharmaceutical Holdings Co., Ltd. (b)	2,966	195,914
Takeda Pharmaceutical Co., Ltd. (b)	74,250	3,512,127
Teva Pharmaceutical Industries, Ltd.	79,841	3,007,728
Tsumura & Co. (b)	5,700	167,385
UCB S.A.	10,379	631,833
Zoetis, Inc.	27,000	840,240

		145,861,968

Professional Services—0.2%
Adecco S.A. (a)	12,465	890,291
ALS, Ltd. (b)	35,346	346,554
Bureau Veritas S.A.	20,768	654,804
Capita Group plc	61,611	993,014
Dun & Bradstreet Corp. (The) (b)	2,425	251,836
Equifax, Inc.	6,415	383,938
Experian plc	94,947	1,808,471
Intertek Group plc	15,179	811,880
Nielsen Holdings NV	11,503	419,284
Randstad Holding NV	11,341	639,065
Robert Half International, Inc.	7,580	295,848
Seek, Ltd.	30,168	334,446
SGS S.A.	515	1,231,242

		9,060,673

Real Estate Investment Trusts—2.5%
Acadia Realty Trust	6,100	150,548
Activia Properties, Inc.	21	182,375
Advance Residence Investment Corp.	136	317,739
Aedifica	1,000	69,004
Affine S.A.	650	12,618
Agree Realty Corp.	1,450	43,761
Alexander’s, Inc.	250	71,530
Alexandria Real Estate Equities, Inc.	7,800	498,030
Allied Properties Real Estate Investment Trust	7,500	236,348
Alstria Office REIT-AG (a)	7,700	95,727

MIST-12

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
American Assets Trust, Inc.	3,850	$117,464
American Campus Communities, Inc.	11,700	399,555
American Homes 4 Rent - Class A (a)	5,150	83,173
American Realty Capital Properties, Inc.	20,700	252,540
American Tower Corp.	21,165	1,568,961
ANF Immobilier	800	23,437
Apartment Investment & Management Co. - Class A	23,815	665,391
Artis Real Estate Investment Trust	13,950	192,446
Ascendas Real Estate Investment Trust	405,200	736,741
Ashford Hospitality Trust, Inc.	7,150	88,231
Associated Estates Realty Corp. (b)	5,550	82,751
AvalonBay Communities, Inc.	19,645	2,496,683
Befimmo S.C.A. Sicafi	1,850	128,217
Beni Stabili S.p.A.	97,600	60,724
Big Yellow Group plc	15,150	107,933
BioMed Realty Trust, Inc.	21,250	395,037
Boardwalk Real Estate Investment Trust	4,550	254,478
Boston Properties, Inc.	24,725	2,643,102
Brandywine Realty Trust	17,200	226,696
BRE Properties, Inc.	8,550	433,998
British Land Co. plc	201,185	1,883,544
BWP Trust	72,750	154,778
Calloway Real Estate Investment Trust	11,550	273,038
Camden Property Trust	9,500	583,680
Campus Crest Communities, Inc.	7,000	75,600
Canadian Apartment Properties	11,450	227,544
Canadian Real Estate Investment Trust	7,800	307,290
CapitaCommercial Trust (b)	405,800	469,203
CapitaMall Trust	512,550	800,988
CapLease, Inc.	10,200	86,598
CBL & Associates Properties, Inc.	18,550	354,305
CDL Hospitality Trusts	72,150	93,761
Cedar Realty Trust, Inc.	8,200	42,476
CFS Retail Property Trust	421,154	786,128
Chambers Street Properties (b)	25,600	224,768
Champion	298,900	137,104
Charter Hall Retail	38,200	134,010
Chartwell Retirement Residences	19,000	186,302
Chesapeake Lodging Trust	5,400	127,116
Cofinimmo	1,950	228,434
Cole Real Estate Investment, Inc.	52,550	644,263
Colonial Properties Trust	9,100	204,659
Cominar Real Estate Investment Trust	13,931	260,348
Commonwealth Property Office Fund (b)	267,300	284,328
CommonWealth REIT	13,650	299,071
Corio NV	13,810	594,348
Corporate Office Properties Trust	9,000	207,900
Cousins Properties, Inc.	19,550	201,169
Crombie Real Estate Investment Trust	6,000	74,734
CubeSmart	14,950	266,708
Daiwahouse Residential Investment Corp. (b)	36	156,481
DCT Industrial Trust, Inc.	35,100	252,369
DDR Corp. (b)	27,750	435,952
Derwent London plc	10,700	410,984
Dexus Property Group	951,508	892,753
DiamondRock Hospitality Co.	21,200	226,204

Real Estate Investment Trusts—(Continued)
Digital Realty Trust, Inc. (b)	14,000	743,400
Douglas Emmett, Inc.	14,800	347,356
Duke Realty Corp.	34,950	539,628
Dundee International Real Estate Investment Trust	10,200	93,182
Dundee Real Estate Investment Trust - Class A	11,750	331,265
DuPont Fabros Technology, Inc. (b)	6,950	179,101
EastGroup Properties, Inc. (b)	3,400	201,314
Education Realty Trust, Inc.	12,650	115,115
EPR Properties	5,200	253,448
Equity Lifestyle Properties, Inc.	8,500	290,445
Equity One, Inc.	6,500	142,090
Equity Residential	56,110	3,005,813
Essex Property Trust, Inc.	4,200	620,340
Eurobank Properties Real Estate Investment Co. (a)	3,050	30,613
Eurocommercial Properties NV	4,050	163,805
Excel Trust, Inc.	5,050	60,600
Extra Space Storage, Inc.	11,400	521,550
Federal Realty Investment Trust	7,250	735,512
Federation Centres, Ltd.	284,195	604,855
FelCor Lodging Trust, Inc. (a)	13,850	85,316
First Industrial Realty Trust, Inc.	11,900	193,613
First Potomac Realty Trust	6,600	82,962
Fonciere Des Regions	6,521	541,030
Fortune Real Estate Investment Trust (b)	145,150	113,366
Franklin Street Properties Corp.	9,550	121,667
Frontier Real Estate Investment Corp.	21	216,492
Gecina S.A. (b)	4,244	543,346
General Growth Properties, Inc.	61,550	1,187,299
Getty Realty Corp.	2,650	51,490
Glimcher Realty Trust	15,750	153,562
GLP J-Reit (b)	182	203,407
Goodman Group	353,380	1,609,925
Government Properties Income Trust	6,100	145,973
GPT Group	348,957	1,133,001
Granite Real Estate Investment Trust	5,300	190,122
Great Portland Estates plc	39,550	345,123
H&R Real Estate Investment Trust	30,094	619,088
Hamborner REIT AG	5,200	50,791
Hammerson plc	148,286	1,202,754
Hansteen Holdings plc	73,300	117,588
HCP, Inc.	72,265	2,959,252
Health Care REIT, Inc.	43,095	2,688,266
Healthcare Realty Trust, Inc.	10,700	247,277
Hersha Hospitality Trust	19,750	110,403
Highwoods Properties, Inc.	9,800	346,038
Home Properties, Inc.	6,400	369,600
Hospitality Properties Trust	15,400	435,820
Host Hotels & Resorts, Inc.	121,865	2,153,355
Hudson Pacific Properties, Inc.	4,850	94,333
ICADE (b)	5,797	529,667
Immobiliare Grande Distribuzione	15,478	16,498
Industrial & Infrastructure Fund Investment Corp. (b)	16	151,949
Inland Real Estate Corp.	9,600	98,208
InnVest Real Estate Investment Trust	9,450	38,073
Intervest Offices & Warehouses	750	18,517
Intu Properties plc	139,652	726,381

MIST-13

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Investment Trusts—(Continued)
Investa Office Fund	64,962	$178,823
Investors Real Estate Trust	11,500	94,875
Japan Excellent, Inc.	24	156,218
Japan Logistics Fund, Inc.	17	171,318
Japan Prime Realty Investment Corp.	166	583,270
Japan Real Estate Investment Corp.	126	1,476,637
Japan Retail Fund Investment Corp.	438	901,375
Kenedix Realty Investment Corp.	32	157,831
Keppel (b)	171,100	167,810
Kilroy Realty Corp.	8,400	419,580
Kimco Realty Corp.	67,170	1,355,491
Kite Realty Group Trust	10,050	59,597
Kiwi Income Property Trust	114,000	102,591
Klepierre	20,625	894,648
Land Securities Group plc	163,544	2,433,307
LaSalle Hotel Properties	10,500	299,460
Lexington Realty Trust (b)	24,650	276,819
Liberty Property Trust	15,600	555,360
Link REIT (The)	466,500	2,286,677
London & Stamford Property plc	67,100	130,356
LTC Properties, Inc.	3,800	144,324
Macerich Co. (The)	23,070	1,302,071
Mack-Cali Realty Corp.	9,750	213,915
Mapletree Commercial Trust	144,050	139,548
Mapletree Industrial Trust	130,650	140,672
Mapletree Logistics Trust	163,200	139,236
Medical Properties Trust, Inc.	17,650	214,800
Mercialys S.A.	4,750	95,168
Mid-America Apartment Communities, Inc.	4,900	306,250
Mirvac Group	751,787	1,220,533
Morguard Real Estate Investment Trust	4,050	64,325
Mori Hills REIT Investment Corp. (b)	26	180,185
Mori Trust Sogo REIT, Inc.	21	200,690
Mucklow A & J Group plc	4,750	34,842
National Health Investors, Inc.	2,650	150,758
National Retail Properties, Inc.	13,450	427,979
Nieuwe Steen Investments NV	6,343	44,799
Nippon Accommodations Fund, Inc.	26	189,586
Nippon Building Fund, Inc.	143	1,780,988
Nippon Prologis REIT, Inc.	47	470,823
Nomura Real Estate Master Fund, Inc.	192	195,360
Nomura Real Estate Office Fund, Inc.	69	354,666
Northern Property Real Estate Investment Trust	3,550	95,397
NorthWest Healthcare Properties Real Estate Investment Trust	3,300	35,754
Omega Healthcare Investors, Inc.	12,650	377,855
Orix JREIT, Inc.	177	225,165
Parkway Properties, Inc.	4,700	83,519
Pebblebrook Hotel Trust	6,850	196,663
Pennsylvania Real Estate Investment Trust	7,000	130,900
Piedmont Office Realty Trust, Inc. - Class A	18,500	321,160
Plum Creek Timber Co., Inc.	8,635	404,377
Post Properties, Inc.	6,100	274,622
Premier Investment Corp.	22	100,371
Primary Health Properties plc (b)	11,154	59,271
Prime Office REIT-AG (a)	4,000	17,871
ProLogis, Inc.	79,230	2,980,633

Real Estate Investment Trusts—(Continued)
PS Business Parks, Inc.	2,100	156,702
Public Storage	23,375	3,752,856
Pure Industrial Real Estate Trust	15,200	65,372
Ramco-Gershenson Properties Trust	6,700	103,247
Realty Income Corp. (b)	21,866	869,173
Regency Centers Corp.	10,000	483,500
Retail Opportunity Investments Corp.	7,800	107,796
RioCan Real Estate Investment Trust	33,600	792,661
RLJ Lodging Trust	13,750	322,987
Rouse Properties, Inc. (b)	2,350	48,363
Sabra Health Care REIT, Inc.	4,000	92,040
Saul Centers, Inc.	1,450	67,063
Segro plc	154,495	775,378
Select Income REIT	3,150	81,270
Senior Housing Properties Trust	20,700	483,138
Shaftesbury plc	29,100	278,046
Silver Bay Realty Trust Corp. (b)	4,250	66,555
Simon Property Group, Inc.	50,460	7,479,686
SL Green Realty Corp.	10,150	901,726
Societe de la Tour Eiffel	600	39,620
Sovran Self Storage, Inc.	3,400	257,312
Spirit Realty Capital, Inc.	39,312	360,884
STAG Industrial, Inc.	4,700	94,564
Stockland	468,729	1,692,459
Strategic Hotels & Resorts, Inc. (a)	18,300	158,844
Sun Communities, Inc. (b)	3,900	166,218
Sunstone Hotel Investors, Inc.	18,050	229,957
Suntec Real Estate Investment Trust	223,200	290,990
Tanger Factory Outlet Centers, Inc.	10,600	346,090
Taubman Centers, Inc.	7,200	484,632
Tokyu REIT, Inc.	21	133,710
Top REIT, Inc.	17	85,592
UDR, Inc.	27,800	658,860
Unibail-Rodamco SE	20,120	4,993,921
United Urban Investment Corp.	487	743,476
Universal Health Realty Income Trust	1,400	58,618
Urstadt Biddle Properties, Inc. - Class A	2,600	51,688
Vastned Retail NV	2,200	93,522
Ventas, Inc.	47,342	2,911,533
Vornado Realty Trust	27,640	2,323,418
Warehouses De Pauw SCA	1,200	84,107
Washington Real Estate Investment Trust	7,200	181,944
Weingarten Realty Investors	12,000	351,960
Wereldhave Belgium NV	200	23,134
Wereldhave NV	2,450	177,540
Westfield Group	433,358	4,451,392
Westfield Retail Trust	611,235	1,694,441
Weyerhaeuser Co.	28,840	825,689
Winthrop Realty Trust	3,300	36,795
Workspace Group plc	11,800	86,727
WP Carey, Inc.	6,600	427,020

		121,556,495

Real Estate Management & Development—1.2%
Aeon Mall Co., Ltd.	19,847	590,102
Agile Property Holdings, Ltd.	144,600	159,431

MIST-14

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Allreal Holding AG (a)	1,100	$152,808
Azrieli Group	4,050	128,603
Brookfield Office Properties, Inc. (b)	28,250	541,386
CA Immobilien Anlagen AG (a)	8,550	124,125
Capital & Counties Properties plc	73,350	397,816
CapitaLand, Ltd.	528,100	1,302,055
CapitaMalls Asia, Ltd. (b)	282,038	439,686
Castellum AB	19,150	273,215
CBRE Group, Inc. - Class A (a)	16,155	373,665
Cheung Kong Holdings, Ltd.	130,500	1,985,064
City Developments, Ltd. (b)	105,300	860,635
Citycon Oyj	26,700	89,944
Conwert Immobilien Invest SE (a)	7,150	84,155
Country Garden Holdings Co., Ltd.	509,653	328,951
Daejan Holdings plc	600	37,997
Daito Trust Construction Co., Ltd. (b)	6,844	685,384
Daiwa House Industry Co., Ltd. (b)	47,810	896,444
Deutsche Annington Immobilien SE (a)	4,250	109,245
Deutsche Euroshop AG	5,200	225,420
Deutsche Wohnen AG	19,200	343,674
Development Securities plc	14,200	45,404
DIC Asset AG	2,600	28,669
Fabege AB	15,000	165,751
Fastighets AB Balder - B Shares (a)	10,650	87,060
First Capital Realty, Inc. (b)	9,200	151,212
Forest City Enterprises, Inc. - Class A (a)	16,250	307,775
GAGFAH S.A. (a)	12,900	168,292
Global Logistic Properties, Ltd.	627,018	1,445,609
Grainger plc	49,050	138,855
GSW Immobilien AG	5,850	256,917
Hang Lung Properties, Ltd.	462,700	1,579,234
Helical Bar plc	11,000	52,890
Henderson Land Development Co., Ltd.	214,750	1,329,078
Hongkong Land Holdings, Ltd.	131,750	869,818
Hufvudstaden AB - A Shares	12,850	163,678
Hulic Co., Ltd.	57,507	865,414
Hysan Development Co., Ltd.	131,900	589,796
IMMOFINANZ AG (a)	90,201	393,797
Keppel Land, Ltd.	152,350	430,266
Kerry Properties, Ltd.	132,650	565,885
Killam Properties, Inc. (b)	5,750	60,902
Klovern AB	9,450	41,184
Kungsleden AB	15,850	105,921
LEG Immobilien AG (a)	3,150	181,453
Lend Lease Group	51,005	483,547
Mitsubishi Estate Co., Ltd.	264,644	7,852,498
Mitsui Fudosan Co., Ltd.	176,068	5,950,970
Mobimo Holding AG (a)	750	156,734
New World China Land, Ltd.	300,200	151,145
New World Development Co., Ltd.	773,200	1,163,106
Nomura Real Estate Holdings, Inc.	25,059	617,190
Norwegian Property ASA	61,250	80,974
NTT Urban Development Corp.	23,700	311,568
PSP Swiss Property AG (a)	4,650	403,377
Quintain Estates & Development plc (a)	52,100	71,272
Safestore Holdings plc	21,650	46,993
Schroder Real Estate Investment Trust, Ltd.	39,500	29,739

Real Estate Management & Development—(Continued)
Shimao Property Holdings, Ltd.	163,500	379,367
Shui On Land, Ltd.	352,950	114,191
Sino Land Co., Ltd.	622,950	914,499
Soho China, Ltd.	180,700	155,542
Sponda Oyj	27,850	143,953
St. Modwen Properties plc	19,100	94,005
Sumitomo Realty & Development Co., Ltd.	90,245	4,303,834
Sun Hung Kai Properties, Ltd.	327,650	4,452,005
Swire Pacific, Ltd. - Class A	63,900	765,343
Swire Properties, Ltd.	242,100	682,116
Swiss Prime Site AG (a)	11,477	888,424
TAG Immobilien AG (b)	13,850	171,904
Technopolis plc	7,850	51,852
Tokyo Tatemono Co., Ltd.	86,850	799,931
Tokyu Land Corp. (a) (b) (e)	89,122	925,719
Unite Group plc	19,850	126,907
UOL Group, Ltd.	104,650	513,142
Wallenstam AB - B Shares	11,600	158,930
Wharf Holdings, Ltd.	316,850	2,747,296
Wheelock & Co., Ltd.	85,800	456,336
Wihlborgs Fastigheter AB	7,650	122,909
Wing Tai Holdings, Ltd.	51,450	84,095
Yanlord Land Group, Ltd. (b)	77,800	75,989

		56,602,067

Road & Rail—0.4%
Asciano, Ltd.	91,420	497,283
Aurizon Holdings, Ltd.	190,855	833,638
Central Japan Railway Co. (b)	13,555	1,740,604
ComfortDelGro Corp., Ltd.	188,700	296,544
CSX Corp.	55,700	1,433,718
DSV A/S	17,754	503,586
East Japan Railway Co.	31,726	2,734,726
Hankyu Hanshin Holdings, Inc.	107,000	595,314
Kansas City Southern	6,020	658,347
Keikyu Corp. (b)	43,373	411,191
Keio Corp. (b)	53,672	385,950
Keisei Electric Railway Co., Ltd.	25,811	269,676
Kintetsu Corp. (b)	152,710	569,852
MTR Corp., Ltd.	135,700	537,528
Nippon Express Co., Ltd. (b)	74,307	373,504
Norfolk Southern Corp.	17,090	1,321,911
Odakyu Electric Railway Co., Ltd. (b)	58,552	583,031
Ryder System, Inc.	2,730	162,981
Tobu Railway Co., Ltd. (b)	95,045	502,670
Tokyu Corp. (b)	106,569	762,287
Union Pacific Corp.	25,465	3,955,733
West Japan Railway Co.	15,841	679,515

		19,809,589

Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp. (b)	14,107	163,348
Altera Corp.	17,170	638,037
Analog Devices, Inc.	16,010	753,271
Applied Materials, Inc.	66,360	1,163,954
ARM Holdings plc	131,269	2,101,702

MIST-15

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
ASM Pacific Technology, Ltd.	22,500	$228,160
ASML Holding NV	29,599	2,919,273
Broadcom Corp. - Class A	27,505	715,405
First Solar, Inc. (a) (b)	3,180	127,868
Infineon Technologies AG	101,306	1,013,483
Intel Corp. (c)	268,270	6,148,748
KLA-Tencor Corp.	8,940	543,999
Lam Research Corp. (a)	9,737	498,437
Linear Technology Corp.	12,320	488,611
LSI Corp.	29,880	233,662
Microchip Technology, Inc.	10,300	414,987
Micron Technology, Inc. (a)	54,510	952,290
NVIDIA Corp.	33,160	515,970
Rohm Co., Ltd. (b)	9,078	373,427
STMicroelectronics NV	59,703	550,284
Sumco Corp.	10,900	88,615
Teradyne, Inc. (a) (b)	10,000	165,200
Texas Instruments, Inc.	60,980	2,455,665
Tokyo Electron, Ltd. (b)	16,125	867,400
Xilinx, Inc.	13,990	655,571

		24,777,367

Software—0.8%
Adobe Systems, Inc. (a)	26,370	1,369,658
Autodesk, Inc. (a)	12,125	499,186
CA, Inc.	18,305	543,109
Citrix Systems, Inc. (a)	10,000	706,100
Dassault Systemes S.A. (b)	5,854	782,151
Electronic Arts, Inc. (a)	16,980	433,839
GungHo Online Entertainment, Inc. (a) (b)	330	258,399
Intuit, Inc.	14,845	984,372
Konami Corp. (b)	9,503	219,835
Microsoft Corp. (c)	404,575	13,476,393
Nexon Co., Ltd.	10,154	124,124
NICE Systems, Ltd.	5,461	225,856
Nintendo Co., Ltd. (b)	9,987	1,134,848
Oracle Corp. (c)	204,190	6,772,982
Oracle Corp. Japan	3,633	135,380
Red Hat, Inc. (a)	10,305	475,473
Sage Group plc (The)	106,153	566,621
Salesforce.com, Inc. (a)	27,660	1,435,831
SAP AG	86,608	6,401,374
Symantec Corp.	37,660	932,085
Trend Micro, Inc. (b)	9,924	370,471

		37,848,087

Specialty Retail—0.7%
ABC-Mart, Inc.	2,500	121,975
Abercrombie & Fitch Co. - Class A (b)	4,355	154,036
AutoNation, Inc. (a)	2,055	107,209
AutoZone, Inc. (a)	2,075	877,165
Bed Bath & Beyond, Inc. (a)	12,405	959,651
Best Buy Co., Inc.	14,165	531,187
CarMax, Inc. (a)	12,200	591,334
Fast Retailing Co., Ltd. (b)	5,079	1,916,391
GameStop Corp. - Class A (b)	6,575	326,449

Specialty Retail—(Continued)
Gap, Inc. (The)	15,920	641,258
Hennes & Mauritz AB - B Shares	89,245	3,881,470
Home Depot, Inc. (The)	80,880	6,134,748
Inditex S.A.	20,508	3,169,068
Kingfisher plc	222,166	1,386,196
L Brands, Inc.	12,810	782,691
Lowe’s Cos., Inc.	61,170	2,912,304
Nitori Holdings Co., Ltd.	3,258	298,837
O’Reilly Automotive, Inc. (a)	6,375	813,386
PetSmart, Inc.	5,830	444,596
Ross Stores, Inc.	11,970	871,416
Sanrio Co., Ltd. (b)	4,226	260,279
Shimamura Co., Ltd.	2,100	209,199
Staples, Inc. (b)	36,545	535,384
Tiffany & Co.	6,340	485,771
TJX Cos., Inc.	39,470	2,225,713
Urban Outfitters, Inc. (a)	5,840	214,737
USS Co., Ltd. (b)	20,680	299,809
Yamada Denki Co., Ltd. (b)	86,300	255,221

		31,407,480

Textiles, Apparel & Luxury Goods—0.5%
Adidas AG	19,666	2,135,655
Asics Corp. (b)	14,878	257,965
Burberry Group plc	41,577	1,101,049
Christian Dior S.A.	5,125	1,005,467
Cie Financiere Richemont S.A.	49,067	4,903,609
Coach, Inc.	15,310	834,854
Fossil Group, Inc. (a)	2,919	339,305
Hugo Boss AG	2,978	385,336
Kering (b)	7,113	1,594,843
Li & Fung, Ltd.	548,300	799,042
Luxottica Group S.p.A.	15,588	829,187
LVMH Moet Hennessy Louis Vuitton S.A.	23,860	4,702,432
NIKE, Inc. - Class B	39,510	2,870,006
PVH Corp.	4,308	511,316
Ralph Lauren Corp.	3,285	541,138
Swatch Group AG (The)	6,980	2,329,665
VF Corp.	4,745	944,492
Yue Yuen Industrial Holdings, Ltd.	69,600	193,046

		26,278,407

Thrifts & Mortgage Finance—0.0%
Hudson City Bancorp, Inc.	25,435	230,187
People’s United Financial, Inc.	18,745	269,553

		499,740

Tobacco—0.6%
Altria Group, Inc.	108,975	3,743,291
British American Tobacco plc	181,401	9,625,223
Imperial Tobacco Group plc	92,184	3,415,424
Japan Tobacco, Inc.	103,398	3,733,494
Lorillard, Inc.	21,090	944,410
Philip Morris International, Inc. (c)	90,415	7,829,035
Reynolds American, Inc.	17,530	855,114

MIST-16

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Tobacco—(Continued)
Swedish Match AB	19,419	$685,467

		30,831,458

Trading Companies & Distributors—0.3%
Brenntag AG	4,841	806,217
Bunzl plc	31,296	677,610
Fastenal Co.	14,410	724,102
ITOCHU Corp. (b)	141,010	1,732,483
Marubeni Corp. (b)	154,709	1,221,137
Mitsubishi Corp.	132,085	2,679,155
Mitsui & Co., Ltd. (b)	163,305	2,379,462
Noble Group, Ltd.	395,000	292,920
Rexel S.A.	14,058	357,917
Sojitz Corp. (b)	117,600	231,011
Sumitomo Corp. (b)	105,813	1,429,049
Toyota Tsusho Corp. (b)	20,026	524,373
Travis Perkins plc	23,024	614,750
Wolseley plc	25,756	1,333,512
WW Grainger, Inc.	3,280	858,409

		15,862,107

Transportation Infrastructure—0.1%
Abertis Infraestructuras S.A. (b)	34,622	674,657
Aeroports de Paris (b)	2,791	292,138
Atlantia S.p.A.	31,016	631,775
Auckland International Airport, Ltd.	99,468	273,887
Fraport AG Frankfurt Airport Services Worldwide (b)	3,492	245,181
Groupe Eurotunnel S.A.	51,698	471,268
Hutchison Port Holdings Trust - Class U	489,902	382,184
Kamigumi Co., Ltd.	21,677	184,593
Mitsubishi Logistics Corp. (b)	11,300	171,417
Sydney Airport	17,440	63,965
Transurban Group	132,303	839,342

		4,230,407

Water Utilities—0.0%
Severn Trent plc	22,416	639,948
United Utilities Group plc	63,846	714,395

		1,354,343

Wireless Telecommunication Services—0.6%
Crown Castle International Corp. (a)	15,760	1,150,953
KDDI Corp. (b)	50,588	2,603,951
Millicom International Cellular S.A. (b)	5,940	525,007
NTT DoCoMo, Inc. (b)	143,700	2,334,677
Softbank Corp.	89,232	6,201,388
StarHub, Ltd.	56,000	191,548
Tele2 AB - B Shares	29,789	381,085
Vodafone Group plc	4,599,519	16,218,948

		29,607,557

Total Common Stocks (Cost $1,708,303,234)		2,100,275,229

U.S. Treasury & Government Agencies—23.3%
Security Description	Principal Amount*	Value

Federal Agencies—3.4%
Federal Home Loan Banks 0.375%, 11/27/13	5,960,000	5,962,736
0.375%, 01/29/14 (b)	5,965,000	5,970,768
2.500%, 06/13/14	4,725,000	4,803,185
4.750%, 12/16/16	1,785,000	2,007,525
Federal Home Loan Mortgage Corp. 0.750%, 11/25/14 (b)	24,845,000	25,006,592
0.750%, 01/12/18 (b)	10,255,000	9,992,841
0.875%, 03/07/18 (b)	4,500,000	4,395,532
2.000%, 08/25/16 (b)	3,900,000	4,041,094
2.375%, 01/13/22 (b)	16,225,000	15,791,728
4.375%, 07/17/15	4,305,000	4,618,197
5.000%, 07/15/14	7,710,000	8,005,031
6.250%, 07/15/32 (b)	2,480,000	3,231,767
Federal National Mortgage Association 0.500%, 05/27/15 (b)	6,510,000	6,529,335
0.500%, 03/30/16 (b)	12,850,000	12,818,569
0.875%, 02/08/18 (b)	20,645,000	20,183,398
1.250%, 01/30/17 (b)	14,970,000	15,137,859
2.375%, 04/11/16 (b)	966,000	1,008,203
2.750%, 03/13/14	4,560,000	4,614,683
4.625%, 10/15/13	10,000	10,018
5.250%, 09/15/16 (b)	5,445,000	6,163,936
5.375%, 06/12/17	756,000	872,188
6.625%, 11/15/30	1,650,000	2,205,481
7.250%, 05/15/30 (b)	1,941,000	2,731,074

		166,101,740

U.S. Treasury—19.9%
U.S. Treasury Bonds 2.750%, 08/15/42 (b)	8,785,000	7,281,939
2.875%, 05/15/43 (b)	5,750,000	4,880,312
3.125%, 11/15/41 (b)	15,840,000	14,283,229
3.125%, 02/15/42	5,645,000	5,082,261
3.125%, 02/15/43 (b)	8,925,000	7,996,247
3.500%, 02/15/39	5,264,000	5,163,658
3.750%, 08/15/41	8,025,000	8,157,910
4.250%, 05/15/39	1,235,000	1,371,622
4.375%, 11/15/39	8,320,000	9,419,804
4.375%, 05/15/40	6,650,000	7,524,887
4.375%, 05/15/41	7,495,000	8,474,034
4.750%, 02/15/37 (b)	1,740,000	2,079,300
5.375%, 02/15/31 (b) (f)	14,855,000	18,944,760
6.000%, 02/15/26 (b)	7,077,000	9,359,332
6.250%, 08/15/23	4,620,000	6,114,284
6.250%, 05/15/30 (b)	1,815,000	2,520,015
7.250%, 05/15/16 (b)	13,085,000	15,387,149
8.875%, 02/15/19 (b)	2,158,000	2,987,650
U.S. Treasury Notes 0.250%, 11/30/13 (b)	10,620,000	10,623,313
0.250%, 02/28/14	11,915,000	11,924,770
0.250%, 09/15/14	18,255,000	18,279,243
0.250%, 01/31/15 (b)	18,915,000	18,932,742
0.250%, 05/15/15	30,080,000	30,077,654
0.375%, 11/15/14 (b)	18,250,000	18,296,337

MIST-17

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.375%, 04/15/15 (b)	23,970,000	$24,021,488
0.625%, 11/30/17	19,755,000	19,352,176
0.750%, 12/31/17	19,375,000	19,046,536
0.750%, 03/31/18 (b)	30,165,000	29,523,994
0.875%, 11/30/16	17,792,000	17,871,228
0.875%, 01/31/17 (b)	21,673,700	21,726,194
0.875%, 02/28/17	17,235,000	17,260,577
0.875%, 01/31/18	18,995,000	18,745,691
1.000%, 01/15/14 (b)	18,767,500	18,819,542
1.000%, 09/30/16	17,635,000	17,816,852
1.000%, 05/31/18	36,865,000	36,392,686
1.250%, 02/15/14	5,430,000	5,454,180
1.250%, 08/31/15	25,605,000	26,063,099
1.250%, 01/31/19 (b)	6,545,000	6,462,166
1.375%, 06/30/18	21,010,000	21,064,164
1.500%, 08/31/18 (b)	16,475,000	16,584,410
1.625%, 11/15/22	16,550,000	15,322,966
1.750%, 05/15/23 (b)	36,580,000	33,896,528
1.875%, 10/31/17 (b)	13,345,000	13,762,031
2.000%, 11/30/13	24,881,600	24,961,296
2.000%, 01/31/16	17,020,000	17,644,957
2.000%, 04/30/16 (b)	21,417,000	22,245,238
2.000%, 11/15/21 (b)	17,230,000	16,842,325
2.000%, 02/15/22 (b)	9,370,000	9,108,661
2.000%, 02/15/23	9,615,000	9,157,537
2.125%, 12/31/15	15,450,000	16,048,687
2.125%, 08/15/21	11,970,000	11,872,744
2.250%, 01/31/15 (b)	18,460,000	18,966,210
2.250%, 11/30/17 (b)	16,220,000	16,963,833
2.375%, 07/31/17	15,830,100	16,646,332
2.625%, 07/31/14 (b)	11,210,000	11,444,267
2.625%, 01/31/18	18,655,000	19,796,164
2.625%, 08/15/20 (b)	6,995,000	7,300,486
2.625%, 11/15/20	15,004,000	15,604,160
2.750%, 02/15/19 (b)	4,678,000	4,977,682
3.125%, 10/31/16 (b)	28,880,000	31,018,910
3.125%, 01/31/17 (b)	14,130,000	15,215,142
3.250%, 07/31/16	18,515,000	19,902,181
3.500%, 05/15/20 (b)	9,995,000	11,022,606
3.625%, 02/15/20	11,270,000	12,520,271
3.625%, 02/15/21	16,280,000	18,013,559

		971,622,208

Total U.S. Treasury & Government Agencies (Cost $1,146,447,693)		1,137,723,948

Foreign Government—4.2%

Sovereign—4.2%
Australia Government Bonds 5.250%, 03/15/19 (AUD)	510,000	522,824
5.750%, 05/15/21 (AUD)	2,345,000	2,494,360
6.000%, 02/15/17 (AUD)	230,000	236,178

Sovereign—(Continued)
Austria Government Bonds 3.400%, 11/22/22 (144A) (EUR)	1,165,000	1,755,491
4.000%, 09/15/16 (144A) (EUR)	1,850,000	2,755,704
4.150%, 03/15/37 (144A) (EUR)	240,000	396,115
Belgium Government Bonds 3.750%, 09/28/15 (144A) (EUR)	610,000	880,611
4.250%, 09/28/21 (144A) (EUR)	900,000	1,403,853
4.250%, 03/28/41 (144A) (EUR)	390,000	589,838
5.500%, 09/28/17 (144A) (EUR)	900,000	1,428,862
5.500%, 03/28/28 (EUR)	815,000	1,408,400
Bundesrepublik Deutschland 2.000%, 01/04/22 (EUR)	1,220,000	1,722,785
2.500%, 01/04/21 (EUR)	2,715,000	3,997,681
2.500%, 07/04/44 (EUR)	380,000	503,082
4.000%, 07/04/16 (EUR)	4,990,000	7,442,605
4.250%, 07/04/39 (EUR)	920,000	1,631,039
5.500%, 01/04/31 (EUR)	1,245,000	2,403,582
Canadian Government Bonds 2.750%, 06/01/22 (CAD)	1,075,000	1,067,966
3.500%, 06/01/20 (CAD)	420,000	441,248
4.000%, 06/01/16 (CAD)	1,370,000	1,423,228
4.000%, 06/01/41 (CAD)	675,000	767,038
5.750%, 06/01/29 (CAD)	385,000	507,095
Denmark Government Bonds 4.000%, 11/15/15 (DKK)	500,000	97,844
4.000%, 11/15/19 (DKK)	7,430,000	1,572,360
4.500%, 11/15/39 (DKK)	1,645,000	404,868
Finland Government Bond 3.500%, 04/15/21 (144A) (EUR)	915,000	1,399,919
France Government Bond OAT 2.250%, 10/25/22 (EUR)	1,410,000	1,913,276
3.250%, 04/25/16 (EUR)	1,710,000	2,478,110
3.750%, 04/25/21 (EUR)	3,920,000	6,025,461
4.500%, 04/25/41 (EUR)	1,345,000	2,181,208
5.500%, 04/25/29 (EUR)	1,310,000	2,321,917
French Treasury Note BTAN 1.750%, 02/25/17 (EUR)	4,190,000	5,862,871
Italy Buoni Poliennali Del Tesoro 3.000%, 04/01/14 (EUR)	1,000,000	1,367,204
3.750%, 12/15/13 (EUR)	896,000	1,219,548
3.750%, 04/15/16 (EUR)	2,580,000	3,622,150
3.750%, 03/01/21 (EUR)	4,625,000	6,240,040
5.000%, 08/01/39 (EUR)	1,320,000	1,778,262
5.250%, 08/01/17 (EUR)	2,605,000	3,808,929
5.250%, 11/01/29 (EUR)	1,890,000	2,653,077
5.500%, 11/01/22 (EUR)	1,270,000	1,855,570
Japan Government Five Year Bonds 0.200%, 06/20/17 (JPY)	314,800,000	3,206,194
0.300%, 09/20/18 (JPY)	82,600,000	842,797
Japan Government Ten Year Bonds 0.800%, 09/20/22 (JPY)	44,300,000	457,633
0.800%, 12/20/22 (JPY)	228,000,000	2,352,681
1.500%, 12/20/15 (JPY)	288,600,000	3,026,012
1.700%, 03/20/17 (JPY)	1,551,100,000	16,619,059
1.900%, 06/20/16 (JPY)	1,140,000,000	12,153,842

MIST-18

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Japan Government Thirty Year Bonds 1.900%, 09/20/42 (JPY)	339,650,000	$3,606,745
2.300%, 03/20/40 (JPY)	305,700,000	3,522,232
Japan Government Twenty Year Bonds 1.400%, 12/20/22 (JPY)	876,300,000	9,520,178
1.700%, 12/20/31 (JPY)	561,250,000	5,907,779
1.700%, 09/20/32 (JPY)	182,400,000	1,906,411
2.100%, 06/20/29 (JPY)	555,050,000	6,343,652
2.100%, 12/20/29 (JPY)	144,800,000	1,646,825
2.500%, 12/21/20 (JPY)	852,300,000	9,930,814
Mexican Bonos 6.500%, 06/10/21 (MXN)	20,480,000	1,636,486
7.250%, 12/15/16 (MXN)	2,120,000	175,815
7.750%, 11/13/42 (MXN)	5,760,000	467,641
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	830,000	1,147,933
3.750%, 01/15/42 (144A) (EUR)	190,000	305,554
4.500%, 07/15/17 (144A) (EUR)	1,805,000	2,778,740
5.500%, 01/15/28 (144A) (EUR)	925,000	1,690,248
Poland Government Bond 5.500%, 10/25/19 (PLN)	3,610,000	1,241,308
South Africa Government Bond 8.250%, 09/15/17 (ZAR)	12,430,000	1,299,051
Spain Government Bonds 2.500%, 10/31/13 (EUR)	665,000	900,725
3.150%, 01/31/16 (EUR)	1,465,000	2,032,318
3.400%, 04/30/14 (EUR)	1,000,000	1,371,790
3.800%, 01/31/17 (EUR)	515,000	726,047
4.000%, 04/30/20 (EUR)	3,655,000	5,041,188
4.200%, 01/31/37 (EUR)	650,000	778,778
5.850%, 01/31/22 (EUR)	1,195,000	1,813,274
6.000%, 01/31/29 (EUR)	190,000	289,686
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	660,000	108,999
5.000%, 12/01/20 (SEK)	6,770,000	1,253,346
United Kingdom Gilt 1.250%, 07/22/18 (GBP)	810,000	1,294,063
2.250%, 03/07/14 (GBP)	940,000	1,534,124
3.250%, 01/22/44 (GBP)	345,000	528,417
3.750%, 09/07/20 (GBP)	1,395,000	2,507,149
4.000%, 09/07/16 (GBP)	1,170,000	2,070,570
4.250%, 09/07/39 (GBP)	2,940,000	5,414,857
4.750%, 12/07/30 (GBP)	560,000	1,088,436
8.000%, 06/07/21 (GBP)	1,170,000	2,670,284

Total Foreign Government (Cost $221,095,797)		205,791,880

Investment Company Securities—1.8%
F&C Commercial Property Trust, Ltd.	57,200	106,491
IRP Property Investments, Ltd.	24,250	29,641
Medicx Fund, Ltd.	36,283	40,351
Picton Property Income, Ltd.	39,500	32,777
SPDR S&P 500 ETF Trust	522,923	87,903,356
Standard Life Investment Property Income Trust plc	16,450	18,246
UK Commercial Property Trust, Ltd.	46,800	56,832

Total Investment Company Securities (Cost $88,531,750)		88,187,694

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	5,036	410,786
Porsche Automobil Holding SE	14,397	1,258,078
Volkswagen AG	13,595	3,204,508

		4,873,372

Chemicals—0.0%
Fuchs Petrolub AG	3,336	279,361

Household Products—0.0%
Henkel AG & Co. KGaA	16,747	1,725,563

Multi-Utilities—0.0%
RWE AG (b)	3,716	121,971

Total Preferred Stocks (Cost $5,476,344)		7,000,267

Purchased Options—0.0%

Put Options—0.0%
Euro Stoxx 50 Index Futures, Strike Price EUR 2,600 Expires 10/18/13 (EUR)	32,960	156,065
S&P 500 Index, Strike Price $1,610 Expires 10/19/13	46,700	303,550
S&P 500 Index, Strike Price $1,625 Expires 10/19/13	70,000	532,000

Total Purchased Options (Cost $4,446,224)		991,615

Rights—0.0%

Commercial Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/14/13 (a) (b)	520,019	71,054
Barclays plc, Expires 10/02/13 (a)	287,108	375,326

		446,380

Hotels, Restaurants & Leisure—0.0%
New Hotel, Expires 12/31/13 (a)	8,603	0

Transportation Infrastructure—0.0%
Abertis Infraestructuras S.A., Expires 10/09/13 (a) (b)	34,622	33,676

Total Rights (Cost $95,683)		480,056

MIST-19

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—37.8%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—11.9%
State Street Navigator Securities Lending MET Portfolio (g)	577,962,027	$577,962,027

U.S. Treasury—0.9%
U.S. Treasury Bills 0.010%, 12/19/13 (h)	10,000,000	9,999,781
0.018%, 12/05/13 (h)	8,500,000	8,499,731
0.018%, 02/06/14 (h)	9,000,000	8,999,440
0.025%, 11/21/13 (h)	1,500,000	1,499,947
0.042%, 10/03/13 (h)	16,000,000	15,999,963

		44,998,862

Repurchase Agreement—25.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $1,216,685,000 on 10/01/13, collateralized by $1,240,430,000 U.S. Government Agency obligations with rates ranging from 0.250% - 4.625%, maturity dates ranging from 06/30/14 - 02/15/40 with a value of $1,241,022,959.	1,216,685,000	1,216,685,000

Total Short-Term Investments (Cost $1,839,645,889)		1,839,645,889

Total Investments—110.3% (Cost $5,014,042,614) (i)		5,380,096,578
Other assets and liabilities (net)—(10.3)%		(503,339,995)

Net Assets—100.0%		$4,876,756,583

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $557,812,813 and the collateral received consisted of cash in the amount of $577,962,027 and non-cash collateral with a value of $1,430,247. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $89,235,411.
(d)	Affiliated Issuer.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.02% of net assets.
(f)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2013, the market value of securities pledged was $5,101,248.
(g)	Represents investment of cash collateral received from securities lending transactions.
(h)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(i)	As of September 30, 2013, the aggregate cost of investments was $5,014,042,614. The aggregate unrealized appreciation and depreciation of investments were $442,960,027 and $(76,906,063), respectively, resulting in net unrealized appreciation of $366,053,964.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $16,532,868, which is 0.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(ZAR)—	South African Rand

The Portfolio invests in commodity-related instruments through its investment in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
GBP	1,102,432	Deutsche Bank AG London	11/08/13	$1,763,168	$21,046

Contracts to Deliver
AUD	3,549,880	BNP Paribas S.A.	10/25/13	$3,298,254	$(8,429)
AUD	32,963,000	BNP Paribas S.A.	12/17/13	30,439,089	(160,920)
CAD	4,540,242	Goldman Sachs Capital Markets	10/17/13	4,320,789	(85,277)

MIST-20

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CAD	4,936,000	Royal Bank of Cananda	12/17/13	$4,760,729	$(22,160)
CHF	4,076,000	State Street Bank and Trust	12/17/13	4,364,026	(145,974)
DKK	11,541,518	State Street Bank and Trust	10/18/13	2,037,392	(56,395)
EUR	519,362	Royal Bank of Scotland plc	11/08/13	702,439	(245)
EUR	433,187	State Street Bank and Trust	11/08/13	578,574	(7,518)
EUR	68,123,897	UBS AG	11/08/13	91,007,122	(1,162,886)
EUR	8,022,000	Royal Bank of Scotland plc	12/17/13	10,682,897	(171,822)
EUR	8,120,000	State Street Bank and Trust	12/17/13	10,773,697	(213,628)
EUR	3,930,000	State Street Bank and Trust	12/17/13	5,231,537	(86,220)
GBP	11,718,302	BNP Paribas S.A.	11/08/13	18,618,940	(346,373)
GBP	3,025,000	BNP Paribas S.A.	12/17/13	4,815,277	(79,177)
GBP	11,033,000	Royal Bank of Scotland plc	12/17/13	17,304,599	(546,810)
JPY	55,423,982	Barclays Bank plc	10/11/13	557,922	(5,960)
JPY	7,781,505,464	Goldman Sachs Capital Markets	10/11/13	78,078,178	(1,090,613)
JPY	81,596,907	State Street Bank and Trust	10/11/13	819,304	(10,861)
JPY	10,297,918	State Street Bank and Trust	10/11/13	104,290	(481)
JPY	60,000,000	UBS AG	10/11/13	606,578	(3,860)
JPY	994,616,000	BNP Paribas S.A.	12/17/13	10,185,801	62,187
JPY	905,759,000	Barclays Bank plc	12/17/13	9,153,029	(66,163)
JPY	365,411,000	Goldman Sachs Capital Markets	12/17/13	3,639,552	(79,753)
MXN	28,900,414	Goldman Sachs Capital Markets	11/15/13	2,238,694	38,850
PLN	3,930,438	Barclays Bank plc	10/10/13	1,233,272	(24,733)
SEK	9,307,152	State Street Bank and Trust	10/18/13	1,404,768	(42,892)
ZAR	13,168,853	Goldman Sachs Capital Markets	10/10/13	1,255,133	(54,971)

Net Unrealized Depreciation					$(4,352,038)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	12/20/13	725	EUR	20,853,756	$25,697
FTSE 100 Index Futures	12/20/13	136	GBP	8,924,702	(292,344)
German Euro Bobl Futures	12/06/13	32	EUR	3,949,158	44,538
German Euro Bund Futures	12/06/13	49	EUR	6,784,149	135,760
German Euro Buxl Futures	12/06/13	39	EUR	4,817,727	103,863
Japanese 10 Year Government Bond Mini Futures	12/11/13	25	JPY	3,587,906,500	153,553
MSCI EAFE E-Mini Index Futures	12/20/13	130	USD	11,744,923	53,877
Russell 2000 Mini Index Futures	12/20/13	712	USD	74,757,764	1,525,916
S&P 500 E-Mini Index Futures	12/20/13	3,930	USD	330,584,876	(1,584,926)
S&P Midcap 400 E-Mini Index Futures	12/20/13	1,380	USD	169,238,315	1,964,485
SPI 200 Futures	12/19/13	9	AUD	1,182,625	(6,950)
Topix Index Futures	12/12/13	103	JPY	1,205,152,292	277,153
U.S. Treasury Note 10 Year Futures	12/19/13	1,218	USD	150,439,612	3,504,169
U.S. Treasury Note 2 Year Futures	12/31/13	205	USD	45,044,902	109,551
Ultra Long U.S. Treasury Bond Futures	12/19/13	336	USD	45,968,453	1,775,047
United Kingdom Long Gilt Bond Futures	12/27/13	49	GBP	5,307,256	159,339

Futures Contracts—Short
Hang Seng IDX Futures	10/30/13	(62)	HKD	(71,914,110)	125,944

					$8,074,672

MIST-21

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

Total Return Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	—	0.1400%	12/16/13	JPMorgan Chase Bank, N.A.	Dow Jones-UBS Commodity Index 2 Month Forward	USD	78,369,501	$(777,613)	$—	$(777,613)
Pay	1-Month USD-LIBOR	0.1841%	02/18/14	UBS AG	Russell 2000 Total Return Index	USD	93,219,439	1,629,110	—	1,629,110
Pay	1-Month USD-LIBOR	0.1841%	03/17/14	JPMorgan Chase Bank, N.A.	Russell 2000 Total Return Index	USD	235,069	4,108	—	4,108
Pay	1-Month USD-LIBOR	0.5641%	04/15/14	Deutsche Bank AG	FTSE EPRA/NAREIT Global Real Estate Index Series	USD	20,745,294	310,513	—	310,513
Pay	1-Month USD-LIBOR	0.5641%	07/15/14	Deutsche Bank AG	FTSE EPRA/NAREIT Global Real Estate Index Series	USD	19,802,826	296,406	—	296,406
Pay	1-Month USD-LIBOR	0.5941%	08/15/14	Deutsche Bank AG	FTSE EPRA/NAREIT Global Real Estate Index Series	USD	2,229,652	33,373	—	33,373
Pay	1-Month USD-LIBOR	0.7341%	08/15/14	UBS AG	FTSE EPRA/NAREIT Global Real Estate Index Series	USD	6,861,312	102,699	—	102,699
Pay	1-Month USD-LIBOR	0.4098%	11/17/14	Bank of America N.A.	MSCI AC Far East Ex Japan Index	USD	34,719,884	(601,223)	—	(601,223)

Totals								$997,373	$—	$997,373

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Pay	3-Month USD-LIBOR	2.760%	10/01/23	USD	1,225,000,000	$(906,132)

Securities in the amount of $1,334,212 have been received at the custodian bank as collateral for swap contracts.

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-22

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$21,844,680	$13,172,507	$—	$35,017,187
Air Freight & Logistics	6,324,093	4,265,910	—	10,590,003
Airlines	1,793,156	2,556,687	—	4,349,843
Auto Components	3,328,002	12,946,396	—	16,274,398
Automobiles	6,106,890	43,364,791	—	49,471,681
Beverages	18,001,331	29,546,178	—	47,547,509
Biotechnology	20,149,097	5,312,038	—	25,461,135
Building Products	407,406	6,955,609	—	7,363,015
Capital Markets	17,488,915	25,684,812	—	43,173,727
Chemicals	20,744,591	39,916,234	—	60,660,825
Commercial Banks	22,804,660	153,206,708	—	176,011,368
Commercial Services & Supplies	4,121,124	7,162,454	—	11,283,578
Communications Equipment	15,173,386	6,417,574	—	21,590,960
Computers & Peripherals	33,283,174	1,334,142	—	34,617,316
Construction & Engineering	1,353,542	8,590,417	—	9,943,959
Construction Materials	358,525	7,423,230	—	7,781,755
Consumer Finance	8,152,255	740,475	—	8,892,730
Containers & Packaging	1,689,900	1,984,051	—	3,673,951
Distributors	672,601	310,290	—	982,891
Diversified Consumer Services	386,970	245,773	—	632,743
Diversified Financial Services	42,348,629	15,340,955	—	57,689,584
Diversified Telecommunication Services	18,815,590	36,219,075	—	55,034,665
Electric Utilities	13,887,732	19,025,177	—	32,912,909
Electrical Equipment	6,356,252	16,147,856	—	22,504,108
Electronic Equipment, Instruments & Components	3,771,072	13,726,011	—	17,497,083
Energy Equipment & Services	15,385,827	8,760,813	—	24,146,640
Food & Staples Retailing	19,335,520	24,786,433	—	44,121,953
Food Products	12,827,121	44,253,625	—	57,080,746
Gas Utilities	875,734	6,032,026	—	6,907,760
Health Care Equipment & Supplies	16,853,703	7,823,848	—	24,677,551
Health Care Providers & Services	16,868,390	4,697,426	—	21,565,816
Health Care Technology	817,678	188,749	—	1,006,427
Hotels, Restaurants & Leisure	14,589,959	14,644,807	—	29,234,766
Household Durables	2,664,579	7,252,591	—	9,917,170
Household Products	16,579,923	7,541,099	—	24,121,022
Independent Power Producers & Energy Traders	772,944	710,517	—	1,483,461
Industrial Conglomerates	19,771,720	18,734,349	—	38,506,069

MIST-23

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$24,513,046	$59,373,750	$—	$83,886,796
Internet & Catalog Retail	10,479,282	1,037,534	—	11,516,816
Internet Software & Services	19,780,523	1,438,676	—	21,219,199
IT Services	29,478,754	4,567,832	—	34,046,586
Leisure Equipment & Products	1,054,407	2,508,084	—	3,562,491
Life Sciences Tools & Services	4,193,788	892,766	—	5,086,554
Machinery	16,275,240	31,884,808	—	48,160,048
Marine	—	3,313,864	—	3,313,864
Media	31,038,729	15,717,604	—	46,756,333
Metals & Mining	4,213,473	45,280,759	—	49,494,232
Multi-Utilities	9,335,060	16,427,485	—	25,762,545
Multiline Retail	6,196,601	4,246,057	—	10,442,658
Office Electronics	721,329	4,759,052	—	5,480,381
Oil, Gas & Consumable Fuels	69,174,561	72,258,149	—	141,432,710
Paper & Forest Products	1,047,648	1,467,925	—	2,515,573
Personal Products	1,379,586	6,902,808	—	8,282,394
Pharmaceuticals	47,778,771	98,083,197	—	145,861,968
Professional Services	1,350,906	7,709,767	—	9,060,673
Real Estate Investment Trusts	74,463,034	47,093,461	—	121,556,495
Real Estate Management & Development	1,434,940	54,241,408	925,719	56,602,067
Road & Rail	7,532,690	12,276,899	—	19,809,589
Semiconductors & Semiconductor Equipment	16,471,675	8,305,692	—	24,777,367
Software	27,629,028	10,219,059	—	37,848,087
Specialty Retail	19,609,035	11,798,445	—	31,407,480
Textiles, Apparel & Luxury Goods	6,041,111	20,237,296	—	26,278,407
Thrifts & Mortgage Finance	499,740	—	—	499,740
Tobacco	13,371,850	17,459,608	—	30,831,458
Trading Companies & Distributors	1,582,511	14,279,596	—	15,862,107
Transportation Infrastructure	—	4,230,407	—	4,230,407
Water Utilities	—	1,354,343	—	1,354,343
Wireless Telecommunication Services	1,150,953	28,456,604	—	29,607,557
Total Common Stocks	874,504,942	1,224,844,568	925,719	2,100,275,229
Total U.S. Treasury & Government Agencies*	—	1,137,723,948	—	1,137,723,948
Total Foreign Government*	—	205,791,880	—	205,791,880
Investment Company Securities	87,903,426	284,268	—	88,187,694
Total Preferred Stocks*	—	7,000,267	—	7,000,267
Purchased Options
Put Options	835,550	156,065	—	991,615
Rights
Commercial Banks	446,380	—	—	446,380
Hotels, Restaurants & Leisure	—	0	—	0
Transportation Infrastructure	33,676	—	—	33,676
Total Rights	480,056	0	—	480,056
Short-Term Investments
Mutual Fund	577,962,027	—	—	577,962,027
U.S. Treasury	—	44,998,862	—	44,998,862
Repurchase Agreement	—	1,216,685,000	—	1,216,685,000
Total Short-Term Investments	577,962,027	1,261,683,862	—	1,839,645,889
Total Investments	$1,541,686,001	$3,837,484,858	$925,719	$5,380,096,578

Collateral for Securities Loaned (Liability)	$—	$(577,962,027)	$—	$(577,962,027)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$122,083	$—	$122,083
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,474,121)	—	(4,474,121)
Total Forward Contracts	$—	$(4,352,038)	$—	$(4,352,038)

MIST-24

Met Investors Series Trust

AllianceBernstein Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,958,892	$—	$—	$9,958,892
Futures Contracts (Unrealized Depreciation)	(1,884,220)	—	—	(1,884,220)
Total Futures Contracts	$8,074,672	$—	$—	$8,074,672
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(906,132)	$—	$(906,132)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,376,209	$—	$2,376,209
OTC Swap Contracts at Value (Liabilities)	—	(1,378,836)	—	(1,378,836)
Total OTC Swap Contracts	$—	$997,373	$—	$997,373

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $776,641 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain	Change in Unrealized Appreciation	Purchases	Sales	Transfers in to Level 3	Balance as of September 30, 2013	Change in Unrealized Appreciation from investments still held at September 30, 2013
Common Stocks
Real Estate Management & Development	$—	$16,409	$235,617	$224,864	$(27,224)	$476,054	$925,719	$158,585
Warrants
Real Estate Investment Trust	0	—	—	—	0	—	—	—

Total	$0	$16,409	$235,617	$224,864	$(27,224)	$476,054	$925,719	$158,585

Common Stocks in the amount of $476,054 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MIST-25

Met Investors Series Trust

American Funds® Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	14,412,272	$382,645,817
American Funds American Mutual Fund (Class R-6)	11,482,773	377,668,405
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	31,245,303	376,818,353
American Funds Bond Fund (Class 1) (a)	49,016,969	535,265,302
American Funds Fundamental Investors Fund (Class R-6)	7,896,127	382,093,597
American Funds Global Bond Fund (Class 1)	11,404,147	135,025,106
American Funds Global Small Capitalization Fund (Class 1)	5,984,255	145,417,408
American Funds Growth Fund (Class 1)	5,939,360	433,632,679
American Funds Growth-Income Fund (Class 1)	10,264,416	476,268,902
American Funds High-Income Bond Fund (Class 1) (a)	16,274,598	186,181,405
American Funds International Fund (Class 1)	14,601,673	290,427,281
American Funds International Growth and Income Fund (Class 1) (a)	16,634,958	287,452,073

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	5,904,276	143,591,981
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	44,829,018	544,672,569

Total Mutual Funds (Cost $4,144,714,249)		4,697,160,878

Total Investments—100.1% (Cost $4,144,714,249) (b)		4,697,160,878
Other assets and liabilities (net)—(0.1)%		(2,419,639)

Net Assets—100.0%		$4,694,741,239

(a)	Affiliated Issuer.
(b)	As of September 30, 2013, the aggregate cost of investments was $4,144,714,249. The aggregate unrealized appreciation and depreciation of investments were $570,810,109 and $(18,363,480), respectively, resulting in net unrealized appreciation of $552,446,629.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,697,160,878	$—	$—	$4,697,160,878
Total Investments	$4,697,160,878	$—	$—	$4,697,160,878

MIST-26

Met Investors Series Trust

American Funds® Growth Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	12,586,951	$334,183,539
American Funds American Mutual Fund (Class R-6)	8,365,296	275,134,595
American Funds Blue Chip Income and Growth Fund (Class 1)	22,800,031	274,968,379
American Funds Bond Fund (Class 1)	10,173,483	111,094,439
American Funds Fundamental Investors Fund (Class R-6)	6,317,003	305,679,780
American Funds Global Bond Fund (Class 1)	4,699,104	55,637,391
American Funds Global Small Capitalization Fund (Class 1)	5,778,526	140,418,193
American Funds Growth Fund (Class 1)	4,615,782	336,998,228
American Funds Growth-Income Fund (Class 1)	5,984,096	277,662,076
American Funds High-Income Bond Fund (Class 1)	4,838,310	55,350,264
American Funds International Fund (Class 1)	11,262,371	224,008,556
American Funds International Growth and Income Fund (Class 1) (a)	11,309,617	195,430,186

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1) (a)	5,748,958	139,814,651
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	4,575,146	55,588,023

Total Mutual Funds (Cost $2,295,028,706)		2,781,968,300

Total Investments—100.1% (Cost $2,295,028,706) (b)		2,781,968,300
Other assets and liabilities (net)—(0.1)%		(1,477,954)

Net Assets—100.0%		$2,780,490,346

(a)	Affiliated Issuer.
(b)	As of September 30, 2013, the aggregate cost of investments was $2,295,028,706. The aggregate unrealized appreciation and depreciation of investments were $488,598,219 and $(1,658,625), respectively, resulting in net unrealized appreciation of $486,939,594.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,781,968,300	$—	$—	$2,781,968,300
Total Investments	$2,781,968,300	$—	$—	$2,781,968,300

MIST-27

Met Investors Series Trust

American Funds® Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (Cost $711,443,108)	14,188,643	$1,035,912,795

Total Investments—100.1% (Cost $711,443,108) (a)		1,035,912,795
Other assets and liabilities (net)—(0.1)%		(545,719)

Net Assets—100.0%		$1,035,367,076

(a)	As of September 30, 2013, the aggregate cost of investments was $711,443,108. The aggregate and net unrealized appreciation of investments was $324,469,687.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,035,912,795	$—	$—	$1,035,912,795
Total Investments	$1,035,912,795	$—	$—	$1,035,912,795

MIST-28

Met Investors Series Trust

American Funds® Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	5,891,676	$156,423,987
American Funds American Mutual Fund (Class R-6)	8,523,760	280,346,452
American Funds Blue Chip Income and Growth Fund (Class 1)	23,178,950	279,538,137
American Funds Bond Fund (Class 1) (a)	47,440,074	518,045,613
American Funds Fundamental Investors Fund (Class R-6)	3,235,340	156,558,083
American Funds Global Bond Fund (Class 1)	7,596,334	89,940,594
American Funds Global Small Capitalization Fund (Class 1)	1,292,498	31,407,698
American Funds Growth Fund (Class 1)	2,146,787	156,736,885
American Funds Growth-Income Fund (Class 1)	6,058,685	281,122,970
American Funds High-Income Bond Fund (Class 1) (a)	13,461,576	154,000,430
American Funds International Fund (Class 1)	7,888,913	156,910,475
American Funds International Growth and Income Fund (Class 1) (a)	7,250,053	125,280,918

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,289,999	31,372,780
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	55,393,098	673,026,137

Total Mutual Funds (Cost $2,825,514,878)		3,090,711,159

Total Investments—100.1% (Cost $2,825,514,878) (b)		3,090,711,159
Other assets and liabilities (net)—(0.1)%		(1,635,946)

Net Assets—100.0%		$3,089,075,213

(a)	Affiliated Issuer.
(b)	As of September 30, 2013, the aggregate cost of investments was $2,825,514,878. The aggregate unrealized appreciation and depreciation of investments were $287,355,406 and $(22,159,125), respectively, resulting in net unrealized appreciation of $265,196,281.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,090,711,159	$—	$—	$3,090,711,159
Total Investments	$3,090,711,159	$—	$—	$3,090,711,159

MIST-29

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—18.0% of Net Assets

Security Description	Shares/Principal Amount*	Value

U.S. Treasury—18.0%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/17	242,817,045	$250,386,138
0.125%, 01/15/22 (a)	414,685,726	409,469,809
1.375%, 07/15/18	86,768,325	95,241,772
1.625%, 01/15/18	96,783,736	106,363,777
2.625%, 07/15/17	106,959,535	121,365,701

Total U.S. Treasury & Government Agencies (Cost $992,407,387)		982,827,197

Foreign Government—16.6%

Sovereign—16.6%
Deutsche Bundesrepublik Inflation Linked Bonds 1.500%, 04/15/16 (EUR)	154,972,799	221,464,889
1.750%, 04/15/20 (EUR)	117,581,451	179,901,942
France Government Bond OAT 0.250%, 07/25/18 (EUR)	21,063,867	29,186,157
1.100%, 07/25/22 (EUR)	93,701,610	133,609,536
1.300%, 07/25/19 (EUR)	50,617,332	74,353,066
United Kingdom Gilt Inflation Linked 1.875%, 11/22/22 (GBP)	136,470,460	269,694,101

Total Foreign Government (Cost $896,190,499)		908,209,691

Short-Term Investments—67.6%

Mutual Funds—45.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.010% (b)	629,869,295	629,869,295
Dreyfus Treasury & Agency Cash Management, Institutional Class, 0.010% (b)	629,868,958	629,868,958
State Street Institutional Liquid Reserve Fund, Institutional Class, 0.090% (b) (c)	575,781,076	575,781,076
UBS Select Treasury Preferred Fund, Institutional Class, 0.010% (b)	632,080,058	632,080,058

		2,467,599,387

U.S. Treasury—22.5%
U.S. Treasury Bills 0.025%, 12/12/13 (d)	52,800,000	52,793,664
0.027%, 12/12/13 (d)	13,600,000	13,598,232
0.028%, 12/12/13 (d)	438,900,000	438,889,028
0.028%, 12/12/13 (d)	6,800,000	6,799,082
0.029%, 12/12/13 (d)	106,300,000	106,285,118
0.046%, 01/30/14 (d)	306,754,700	306,747,031
0.052%, 02/06/14 (d)	306,754,700	306,738,442

		1,231,850,597

Total Short-Term Investments (Cost $3,699,277,076)		3,699,449,984

Total Investments—102.2% (Cost $5,587,874,962) (e)		5,590,486,872
Other assets and liabilities (net)—(2.2)%		(119,793,677)

Net Assets—100.0%		$5,470,693,195

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2013, the value of securities pledged amounted to $409,469,809.
(b)	The rate shown represents the annualized seven-day yield as of September 30, 2013.
(c)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2013, the market value of securities pledged was $23,003,123.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	As of September 30, 2013, the aggregate cost of investments was $5,587,874,962. The aggregate unrealized appreciation and depreciation of investments were $19,530,511 and $(16,918,601), respectively, resulting in net unrealized appreciation of $2,611,910.
(EUR)—	Euro
(GBP)—	British Pound

The Portfolio invests in commodity-related instruments through its investment in the AQR Global Risk Balanced Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
RUB	23,790,000	Royal Bank of Scotland plc	12/18/13	$713,129	$11,190

Contracts to Deliver
EUR	387,528,070	Royal Bank of Scotland plc	12/18/13	$511,507,720	$(12,865,063)
EUR	50,408,215	Royal Bank of Scotland plc	12/18/13	68,178,321	(30,147)

MIST-30

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts —(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	39,065,932	Royal Bank of Scotland plc	12/18/13	$52,162,473	$(698,501)
GBP	141,092,132	Royal Bank of Scotland plc	12/18/13	220,372,047	(7,913,704)
GBP	18,871,861	Royal Bank of Scotland plc	12/18/13	30,212,208	(322,287)
GBP	9,859,898	Royal Bank of Scotland plc	12/18/13	15,669,054	(284,169)
RUB	436,573,000	Royal Bank of Scotland plc	12/18/13	12,978,365	(313,703)
RUB	62,778,000	Royal Bank of Scotland plc	12/18/13	1,917,884	6,521

Net Unrealized Depreciation					$(22,409,863)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum Futures 3 Months	10/08/13	10	USD	447,271	$3,164
Aluminum Futures 3 Months	10/09/13	27	USD	1,211,545	5,007
Aluminum Futures 3 Months	10/11/13	55	USD	2,525,942	(46,226)
Aluminum Futures 3 Months	10/15/13	70	USD	3,201,503	(41,545)
Aluminum Futures 3 Months	10/18/13	94	USD	4,238,996	8,206
Aluminum Futures 3 Months	11/22/13	55	USD	2,593,250	(82,431)
Aluminum Futures 3 Months	12/16/13	57	USD	2,562,956	57,192
Aluminum Futures 3 Months	12/20/13	54	USD	2,460,468	24,383
Aluminum Futures 3 Months	12/30/13	29	USD	1,338,033	(408)
Aluminum HG Futures	11/20/13	104	USD	4,950,454	(205,454)
Aluminum HG Futures	12/18/13	525	USD	23,882,292	264,427
Amsterdam Index	10/18/13	94	EUR	7,189,327	(185,946)
Australian 10 Year Treasury Bond Futures	12/16/13	939	AUD	108,415,411	1,889,017
CAC 40 Index Futures	10/18/13	606	EUR	25,164,504	(53,768)
Canada Government Bond 10 Year Futures	12/18/13	1,138	CAD	145,526,185	1,945,667
Cattle Feeder Futures	11/21/13	91	USD	7,253,019	263,581
Cocoa Futures	12/13/13	126	USD	3,190,359	136,041
Coffee Futures	12/18/13	147	USD	6,747,718	(480,006)
Copper Futures	12/18/13	215	USD	38,712,916	535,334
Copper Futures 3 Months	10/08/13	1	USD	169,852	12,360
Copper Futures 3 Months	10/09/13	11	USD	1,877,155	127,053
Copper Futures 3 Months	10/11/13	22	USD	3,864,080	143,847
Copper Futures 3 Months	10/15/13	29	USD	5,036,770	246,080
Copper Futures 3 Months	10/18/13	37	USD	6,369,358	370,996
Copper Futures 3 Months	11/20/13	67	USD	12,234,627	(16,339)
Copper Futures 3 Months	12/16/13	28	USD	4,957,688	153,852
Copper Futures 3 Months	12/20/13	17	USD	3,117,020	(14,307)
Copper Futures 3 Months	12/30/13	15	USD	2,743,712	(5,462)
Corn Futures	12/13/13	1,866	USD	43,091,736	(1,899,786)
Cotton No. 2 Futures	12/06/13	318	USD	13,591,813	274,577
DAX Index Futures	12/20/13	105	EUR	22,636,370	(122,088)
Euro Stoxx 50 Index Futures	12/20/13	2,357	EUR	68,115,693	(348,580)
FTSE 100 Index Futures	12/20/13	1,454	GBP	95,344,274	(3,010,094)
FTSE JSE Top 40 Index Futures	12/19/13	505	ZAR	199,716,933	100,642
FTSE MIB Index Futures	12/20/13	62	EUR	5,457,216	(77,972)
German Euro Bund Futures	12/06/13	6,130	EUR	845,612,887	21,174,968
Gold 100 oz Futures	12/27/13	232	USD	30,110,481	675,919
H-Shares Index Futures	10/30/13	576	HKD	306,060,328	(1,084,636)
Hang Seng China Enterprises Index Futures	10/30/13	119	HKD	138,011,351	(239,495)
IBEX 35 Index Futures	10/18/13	88	EUR	7,892,685	197,196
Japanese 10 Year Government Bond Mini Futures	12/11/13	761	JPY	108,887,649,914	8,013,328
KOSPI 200 Index Futures	12/12/13	349	KRW	45,922,519,563	(18,884)

MIST-31

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lead Futures	11/20/13	34	USD	1,890,752	$(100,439)
Lead Futures	12/18/13	100	USD	5,357,721	(69,596)
Lead Futures 3 Months	10/09/13	4	USD	207,369	2,081
Lead Futures 3 Months	10/11/13	11	USD	578,743	(2,538)
Lead Futures 3 Months	10/15/13	15	USD	777,294	9,029
Lead Futures 3 Months	10/18/13	19	USD	966,427	30,009
Lead Futures 3 Months	12/16/13	13	USD	670,993	16,275
Lead Futures 3 Months	12/20/13	7	USD	369,437	783
Lead Futures 3 Months	12/30/13	8	USD	420,367	3,033
Lean Hogs Futures	12/13/13	321	USD	11,218,782	(96,132)
Live Cattle Futures	12/31/13	570	USD	29,389,384	700,916
MSCI Taiwan Index Futures	10/30/13	351	USD	10,252,025	(174,815)
Nickel Futures	12/18/13	68	USD	5,631,348	58,824
Nickel Futures 3 Months	10/09/13	3	USD	241,986	8,038
Nickel Futures 3 Months	10/11/13	7	USD	580,458	2,995
Nickel Futures 3 Months	10/15/13	10	USD	827,144	6,541
Nickel Futures 3 Months	10/18/13	10	USD	836,936	(3,113)
Nickel Futures 3 Months	11/20/13	19	USD	1,663,681	(76,516)
Nickel Futures 3 Months	12/16/13	7	USD	583,386	2,295
Nickel Futures 3 Months	12/20/13	7	USD	602,309	(16,497)
Nickel Futures 3 Months	12/30/13	3	USD	252,609	(1,419)
Russell 2000 Mini Index Futures	12/20/13	803	USD	84,685,218	1,348,202
S&P 500 E-Mini Index Futures	12/20/13	10,662	USD	900,387,185	(7,817,855)
S&P Midcap 400 E-Mini Index Futures	12/20/13	749	USD	92,411,417	509,523
S&P TSX 60 Index Futures	12/19/13	495	CAD	72,400,476	(78,613)
SGX CNX NIFTY Index Futures	10/31/13	1,335	USD	15,875,675	(481,790)
SPI 200 Futures	12/19/13	455	AUD	59,821,046	(381,949)
Silver Futures	12/27/13	41	USD	4,451,058	(918)
Soybean Futures	11/14/13	499	USD	32,309,484	(304,871)
Sugar No. 11 Futures	02/28/14	957	USD	18,917,988	525,189
Topix Index Futures	12/12/13	1,243	JPY	14,768,534,368	1,057,639
U.S. Treasury Note 10 Year Futures	12/19/13	14,259	USD	1,775,297,892	26,906,030
United Kingdom Long Gilt Bond Futures	12/27/13	1,724	GBP	188,374,162	2,942,381
Wheat Futures	12/13/13	1,195	USD	38,604,508	1,935,867
Zinc Futures	12/18/13	134	USD	6,381,235	33,178
Zinc Futures 3 Months	10/08/13	2	USD	92,904	1,317
Zinc Futures 3 Months	10/09/13	8	USD	374,654	2,322
Zinc Futures 3 Months	10/11/13	13	USD	621,899	(9,024)
Zinc Futures 3 Months	10/15/13	17	USD	804,363	(2,155)
Zinc Futures 3 Months	10/18/13	26	USD	1,206,213	21,552
Zinc Futures 3 Months	11/20/13	42	USD	2,074,962	(76,550)
Zinc Futures 3 Months	12/16/13	16	USD	747,432	18,140
Zinc Futures 3 Months	12/20/13	13	USD	618,022	4,447
Zinc Futures 3 Months	12/30/13	8	USD	382,348	1,252

Futures Contracts—Short
Aluminum Futures 3 Months	10/08/13	(10)	USD	(444,932)	$(5,503)
Aluminum Futures 3 Months	10/09/13	(27)	USD	(1,204,144)	(12,409)
Aluminum Futures 3 Months	10/11/13	(55)	USD	(2,536,761)	57,044
Aluminum Futures 3 Months	10/15/13	(70)	USD	(3,213,729)	53,772
Aluminum Futures 3 Months	10/18/13	(94)	USD	(4,238,617)	(8,584)
Aluminum Futures 3 Months	11/22/13	(55)	USD	(2,589,679)	78,860
Aluminum Futures 3 Months	12/16/13	(57)	USD	(2,547,781)	(72,365)
Aluminum Futures 3 Months	12/20/13	(54)	USD	(2,443,388)	(41,463)
Aluminum Futures 3 Months	12/30/13	(29)	USD	(1,336,477)	(1,148)
Aluminum HG Futures	11/20/13	(104)	USD	(4,924,716)	179,716

MIST-32

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Copper Futures 3 Months	10/08/13	(1)	USD	(169,057)	$(13,155)
Copper Futures 3 Months	10/09/13	(11)	USD	(1,839,727)	(164,481)
Copper Futures 3 Months	10/11/13	(22)	USD	(3,863,704)	(144,223)
Copper Futures 3 Months	10/15/13	(29)	USD	(5,011,865)	(270,986)
Copper Futures 3 Months	10/18/13	(37)	USD	(6,363,923)	(376,432)
Copper Futures 3 Months	11/20/13	(67)	USD	(12,198,741)	(19,547)
Copper Futures 3 Months	12/16/13	(28)	USD	(4,954,542)	(156,998)
Copper Futures 3 Months	12/20/13	(17)	USD	(3,106,715)	4,002
Copper Futures 3 Months	12/30/13	(15)	USD	(2,734,656)	(3,594)
Lead Futures	11/20/13	(34)	USD	(1,879,646)	89,334
Lead Futures 3 Months	10/09/13	(4)	USD	(203,792)	(5,658)
Lead Futures 3 Months	10/11/13	(11)	USD	(565,171)	(11,034)
Lead Futures 3 Months	10/15/13	(15)	USD	(773,594)	(12,729)
Lead Futures 3 Months	10/18/13	(19)	USD	(968,010)	(28,426)
Lead Futures 3 Months	12/16/13	(13)	USD	(668,823)	(18,445)
Lead Futures 3 Months	12/20/13	(7)	USD	(365,560)	(4,659)
Lead Futures 3 Months	12/30/13	(8)	USD	(419,983)	(3,417)
Nickel Futures 3 Months	10/09/13	(3)	USD	(238,764)	(11,261)
Nickel Futures 3 Months	10/11/13	(7)	USD	(576,173)	(7,281)
Nickel Futures 3 Months	10/15/13	(10)	USD	(820,779)	(12,906)
Nickel Futures 3 Months	10/18/13	(10)	USD	(841,239)	7,417
Nickel Futures 3 Months	11/20/13	(19)	USD	(1,656,450)	69,285
Nickel Futures 3 Months	12/16/13	(7)	USD	(583,785)	(1,896)
Nickel Futures 3 Months	12/20/13	(7)	USD	(595,419)	9,607
Nickel Futures 3 Months	12/30/13	(3)	USD	(251,814)	624
Zinc Futures 3 Months	10/08/13	(2)	USD	(92,269)	(1,951)
Zinc Futures 3 Months	10/09/13	(8)	USD	(371,283)	(5,693)
Zinc Futures 3 Months	10/11/13	(13)	USD	(616,498)	3,623
Zinc Futures 3 Months	10/15/13	(17)	USD	(807,465)	5,256
Zinc Futures 3 Months	10/18/13	(26)	USD	(1,207,646)	(20,120)
Zinc Futures 3 Months	11/20/13	(42)	USD	(2,061,124)	62,712
Zinc Futures 3 Months	12/16/13	(16)	USD	(745,967)	(19,605)
Zinc Futures 3 Months	12/20/13	(13)	USD	(611,948)	(10,520)
Zinc Futures 3 Months	12/30/13	(8)	USD	(382,583)	(1,016)

Net Unrealized Appreciation					$54,296,225

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	0.12%	09/18/2013	10/16/13	USD	31,641,000	$31,641,000
Barclays Bank plc	0.11%	09/23/2013	10/16/13	USD	365,990,625	365,990,625

Total						$397,631,625

Securities pledged as collateral against open reverse repurchase agreements are noted in the Consolidated Schedule of Investments.

MIST-33

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floating Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	10/16/13	Bank of America N.A.	Ibovespa Futures	BRL	66,274,871	$380,470	$—	$380,470
Receive	10/22/13	Barclays Bank plc	Light Sweet Crude Oil (WTI) Futures	USD	360,833,890	(15,163,150)	—	(15,163,150)
Receive	10/29/13	Barclays Bank plc	Henry Hub Natural Gas Futures	USD	33,153,620	(1,256,020)	—	(1,256,020)
Receive	10/30/13	Bank of America N.A.	MSCI Taiwan Stock Index Futures	USD	20,333,221	(322,351)	—	(322,351)
Receive	10/30/13	Bank of America N.A.	Hang Seng China Enterprises Index Futures	HKD	96,568,769	(324,949)	—	(324,949)
Receive	10/31/13	Barclays Bank plc	NY Harbor ULSD Futures	USD	82,968,341	(2,844,815)	—	(2,844,815)
Receive	10/31/13	Barclays Bank plc	RBOB Gasoline Futures	USD	74,808,426	(3,058,566)	—	(3,058,566)
Receive	11/12/13	Barclays Bank plc	Gasoil Futures	USD	108,521,570	(1,361,570)	—	(1,361,570)
Receive	11/14/13	Barclays Bank plc	Brent Crude Oil Futures	USD	285,643,520	(309,440)	—	(309,440)
Receive	12/06/13	Bank of America N.A.	German Euro Bund Futures	EUR	58,088,400	1,056,711	—	1,056,711
Receive	12/11/13	Bank of America N.A.	Japanese 10 Year Government Bond Mini Futures	JPY	8,933,332,000	21,446	—	21,446
Receive	12/13/13	Barclays Bank plc	Lean Hogs Futures	USD	3,286,392	(29,292)	—	(29,292)
Receive	12/16/13	Bank of America N.A.	RTS Index Futures	USD	13,622,921	256,046	—	256,046
Receive	12/19/13	Bank of America N.A.	U.S. Treasury Note 10 Year Futures	USD	286,754,011	3,818,035	—	3,818,035
Receive	12/20/13	Bank of America N.A.	Swiss Market Index Futures	CHF	56,951,229	(98,887)	—	(98,887)
Receive	12/27/13	Bank of America N.A.	United Kingdom Long Gilt Bond Futures	GBP	14,243,185	337,922	—	337,922

Totals						$(18,898,410)	$—	$(18,898,410)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(ZAR)—	South African Rand

MIST-34

Met Investors Series Trust

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$982,827,197	$—	$982,827,197
Total Foreign Government*	—	908,209,691	—	908,209,691
Short-Term Investments
Mutual Funds	2,467,599,387	—	—	2,467,599,387
U.S. Treasury	—	1,231,850,597	—	1,231,850,597
Total Short-Term Investments	2,467,599,387	1,231,850,597	—	3,699,449,984
Total Investments	$2,467,599,387	$3,122,887,485	$—	$5,590,486,872

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$17,711	$—	$17,711
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(22,427,574)	—	(22,427,574)
Total Forward Contracts	$—	$(22,409,863)	$—	$(22,409,863)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$73,391,947	$—	$—	$73,391,947
Futures Contracts (Unrealized Depreciation)	(19,095,722)	—	—	(19,095,722)
Total Futures Contracts	$54,296,225	$—	$—	$54,296,225
Swap Contracts
Swap Contracts at Value (Assets)	$—	$5,870,630	$—	$5,870,630
Swap Contracts at Value (Liabilities)	—	(24,769,040)	—	(24,769,040)
Total Swap Contracts	$—	$(18,898,410)	$—	$(18,898,410)
Total Reverse Repurchase Agreements (Liability)	$—	$(397,631,625)	$—	$(397,631,625)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-35

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Investment Company Securities—64.0% of Net Assets

Security Description	Shares	Value
Consumer Discretionary Select Sector SPDR Fund (a)	1,331,516	$80,729,815
Energy Select Sector SPDR Fund (a)	1,268,091	105,099,382
Financial Select Sector SPDR Fund	32,132,890	640,087,169
Health Care Select Sector SPDR Fund (a)	4,529,310	229,047,207
Industrial Select Sector SPDR Fund (a)	1,729,908	80,215,834
iShares Barclays 1-3 Year Credit Bond Fund (a) (b)	4,618,949	486,282,951
iShares Barclays Intermediate Credit Bond Fund (a) (b)	1,173,627	126,669,562
iShares Core S&P 500 ETF (a) (b)	3,153,483	532,623,279
iShares Core Total US Bond Market ETF (b)	4,624,181	495,712,203
iShares iBoxx $ High Yield Corporate Bond Fund (a) (b)	1,643,802	150,506,511
iShares iBoxx $ Investment Grade Corporate Bond Fund (a) (b)	2,544,703	288,874,685
iShares MSCI EAFE Index Fund (b)	5,418,553	345,649,496
iShares Russell 2000 Index Fund (a) (b)	1,670,173	178,073,845
Powershares QQQ Trust Series 1 (a)	1,945,251	153,383,041
SPDR S&P 500 ETF Trust	588,225	98,880,623
Technology Select Sector SPDR Fund ETF (a)	9,922,609	317,821,166
Vanguard Short-Term Corporate Bond ETF (a)	1,458,405	116,089,038
Vanguard Total Bond Market ETF	5,264,314	425,777,716

Total Investment Company Securities (Cost $4,581,167,311)		4,851,523,523

Short-Term Investments—44.4%

Mutual Fund—11.0%
State Street Navigator Securities Lending MET Portfolio (c)	833,199,188	833,199,188

Repurchase Agreement—33.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $2,528,473,000 on 10/01/13, collateralized by $2,540,745,000 U.S. Government Agency obligations with rates ranging from of 0.000% - 5.375%, maturity dates ranging from 05/18/16 - 11/15/30, with a value of $2,579,053,612.	2,528,473,000	$2,528,473,000

Total Short-Term Investments (Cost $3,361,672,188)		3,361,672,188

Total Investments—108.4% (Cost $7,942,839,499) (d)		8,213,195,711
Other assets and liabilities (net)—(8.4)%		(637,310,793)

Net Assets—100.0%		$7,575,884,918

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $813,277,093 and the collateral received consisted of cash in the amount of $833,199,188. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $7,942,839,499. The aggregate unrealized appreciation and depreciation of investments were $319,611,428 and $(49,255,216), respectively, resulting in net unrealized appreciation of $270,356,212.
(ETF)—	Exchange-Traded Fund

The Portfolio invests in commodity-related instruments through its investment in the BlackRock Global Tactical Strategies Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
British Pound Currency Futures	12/16/13	3,000	USD	297,301,950	$6,016,800
DAX Index Futures	12/20/13	1,181	EUR	254,392,006	(1,084,690)
Euro Currency Futures	12/16/13	600	USD	100,210,590	1,241,910
Euro Stoxx 50 Index Futures	12/20/13	11,697	EUR	334,893,360	2,520,725
FTSE 100 Index Futures	12/20/13	3,391	GBP	222,546,212	(7,320,455)
FTSE MIB Index Futures	12/20/13	658	EUR	57,494,020	(255,418)
Japanese Yen Currency Futures	12/16/13	600	USD	75,677,688	717,312
Nikkei 225 Index Futures	12/12/13	4,149	JPY	58,672,586,027	13,448,843
U.S. Treasury Note 10 Year Futures	12/19/13	1,620	USD	201,383,935	3,368,878

Net Unrealized Appreciation					$18,653,905

MIST-36

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

OTC Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3-Month USD-LIBOR	1.804%	09/21/22	Goldman Sachs International	USD	168,000,000	$(11,090,587)	$—	$(11,090,587)
Pay	3-Month USD-LIBOR	1.846%	10/22/22	Deutsche Bank AG	USD	65,000,000	(4,185,311)	—	(4,185,311)
Pay	3-Month USD-LIBOR	1.673%	12/12/22	Credit Suisse Group AG	USD	66,000,000	(5,413,795)	—	(5,413,795)
Pay	3-Month USD-LIBOR	1.879%	01/04/23	UBS AG	USD	60,000,000	(3,949,416)	—	(3,949,416)
Pay	3-Month USD-LIBOR	1.906%	01/15/23	Goldman Sachs International	USD	45,000,000	(2,887,646)	—	(2,887,646)
Pay	3-Month USD-LIBOR	2.038%	01/30/23	Deutsche Bank AG	USD	50,000,000	(2,678,715)	—	(2,678,715)
Pay	3-Month USD-LIBOR	2.101%	02/15/23	Deutsche Bank AG	USD	36,000,000	(1,763,773)	—	(1,763,773)
Pay	3-Month USD-LIBOR	2.135%	03/12/23	Deutsche Bank AG	USD	40,000,000	(1,891,628)	—	(1,891,628)
Pay	3-Month USD-LIBOR	1.948%	05/08/23	Deutsche Bank AG	USD	38,000,000	(2,536,686)	—	(2,536,686)
Pay	3-Month USD-LIBOR	2.065%	05/15/23	Goldman Sachs International	USD	30,000,000	(1,703,334)	—	(1,703,334)
Pay	3-Month USD-LIBOR	2.096%	05/22/23	Deutsche Bank AG	USD	30,000,000	(1,632,402)	—	(1,632,402)

Totals							$(39,733,293)	$—	$(39,733,293)

Centrally Cleared Interest Rate Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.293%	05/30/23	USD	40,000,000	$(1,491,712)
Pay	3-Month USD-LIBOR	2.355%	06/17/23	USD	130,000,000	(4,262,219)
Pay	3-Month USD-LIBOR	2.360%	06/17/23	USD	260,000,000	(8,408,374)
Pay	3-Month USD-LIBOR	2.395%	06/17/23	USD	785,000,000	(22,933,697)
Pay	3-Month USD-LIBOR	2.305%	06/18/23	USD	400,000,000	(14,896,200)
Pay	3-Month USD-LIBOR	2.693%	07/02/23	USD	70,000,000	(222,677)
Pay	3-Month USD-LIBOR	2.878%	08/16/23	USD	65,000,000	763,120

Total						$(51,451,759)

(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(USD)—	United States Dollar

MIST-37

Met Investors Series Trust

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$4,851,523,523	$—	$—	$4,851,523,523
Short-Term Investments
Mutual Fund	833,199,188	—	—	833,199,188
Repurchase Agreement	—	2,528,473,000	—	2,528,473,000
Total Short-Term Investments	833,199,188	2,528,473,000	—	3,361,672,188
Total Investments	$5,684,722,711	$2,528,473,000	$—	$8,213,195,711

Collateral for securities loaned (Liability)	$—	$(833,199,188)	$—	$(833,199,188)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$27,314,468	$—	$—	$27,314,468
Futures Contracts (Unrealized Depreciation)	(8,660,563)	—	—	(8,660,563)
Total Futures Contracts	$18,653,905	$—	$—	$18,653,905
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$763,120	$—	$763,120
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(52,214,879)	—	(52,214,879)
Total Centrally Cleared Swap Contracts	$—	$(51,451,759)	$—	$(51,451,759)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(39,733,293)	$—	$(39,733,293)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-38

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—80.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Checkout Holding Corp. Zero Coupon, 11/15/15 (144A)	1,159,000	$951,829
inVentiv Health, Inc. 9.000%, 01/15/18 (144A) (a)	1,519,000	1,526,595
MDC Partners, Inc. 6.750%, 04/01/20 (144A)	525,000	531,562

		3,009,986

Aerospace/Defense—0.6%
Kratos Defense & Security Solutions, Inc. 10.000%, 06/01/17	1,418,000	1,542,075
Meccanica Holdings USA, Inc. 6.250%, 07/15/19 (144A)	278,000	286,340
National Air Cargo Group, Inc. 12.375%, 09/02/15 (b) (c)	2,154,169	2,152,748
Sequa Corp. 7.000%, 12/15/17 (144A)	640,000	640,000

		4,621,163

Airlines—0.4%
Continental Airlines 2012-3 Pass-Through Certificates 6.125%, 04/29/18	900,000	915,750
U.S. Airways Group, Inc. 6.125%, 06/01/18 (a)	935,000	896,431
U.S. Airways Pass-Through Trust 6.750%, 12/03/22	660,000	674,850
10.875%, 10/22/14	578,387	610,198

		3,097,229

Apparel—0.2%
Levi Strauss & Co. 6.875%, 05/01/22	388,000	411,280
7.750%, 05/15/18 (EUR)	278,000	400,162
Quiksilver, Inc. / QS Wholesale, Inc. 7.875%, 08/01/18 (144A)	257,000	267,923
William Carter Co. (The) 5.250%, 08/15/21 (144A)	565,000	565,000

		1,644,365

Auto Manufacturers—0.9%
General Motors Co. 4.875%, 10/02/23 (144A) (a)	1,725,000	1,686,188
6.250%, 10/02/43 (144A)	3,355,000	3,304,675
Jaguar Land Rover Automotive plc 8.250%, 03/15/20 (GBP)	1,362,000	2,450,794

		7,441,657

Auto Parts & Equipment—0.7%
Continental Rubber of America Corp. 4.500%, 09/15/19 (144A)	440,000	458,920
Delphi Corp. 5.000%, 02/15/23	390,000	402,675
6.125%, 05/15/21	225,000	245,813

Auto Parts & Equipment—(Continued)
GKN Holdings plc 5.375%, 09/19/22 (GBP)	660,000	1,106,555
IDQ Holdings, Inc. 11.500%, 04/01/17 (144A)	500,000	538,750
Lear Corp. 5.750%, 08/01/14	1,395,000	6,975
8.500%, 12/01/13	1,530,000	7,650
Schaeffler Finance B.V. 4.250%, 05/15/18 (EUR)	364,000	497,362
Schaeffler Holding Finance BV 6.875%, 08/15/18 (EUR) (d)	930,000	1,317,913
Titan International, Inc. 6.875%, 10/01/20 (144A)	890,000	896,675

		5,479,288

Banks—1.8%
Ally Financial, Inc. 7.500%, 09/15/20	403,000	452,871
8.000%, 03/15/20	654,000	752,100
8.000%, 11/01/31 (a) (e)	8,373,000	9,400,838
ATF Bank JSC 9.250%, 02/21/14 (144A)	100,000	100,520
CIT Group, Inc. 5.250%, 03/15/18	610,000	638,975
5.500%, 02/15/19 (144A)	1,661,000	1,744,050
6.000%, 04/01/36	1,550,000	1,502,428
6.625%, 04/01/18 (144A)	145,000	159,500
Lloyds Bank plc 11.875%, 12/16/21 (EUR) (f)	116,000	192,632

		14,943,914

Building Materials—1.5%
Ainsworth Lumber Co., Ltd. 7.500%, 12/15/17 (144A)	1,515,000	1,626,731
Builders FirstSource, Inc. 7.625%, 06/01/21 (144A) (a)	1,131,000	1,131,000
Building Materials Corp. of America 6.750%, 05/01/21 (144A)	850,000	913,750
7.000%, 02/15/20 (144A)	560,000	602,000
Buzzi Unicem S.p.A. 6.250%, 09/28/18 (EUR)	438,000	633,583
Cemex S.A.B. de C.V. 5.875%, 03/25/19 (144A) (a)	505,000	484,800
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	2,065,000	2,098,556
HeidelbergCement Finance Luxembourg S.A. 7.500%, 04/03/20 (EUR)	179,000	287,309
Interline Brands, Inc. 7.500%, 11/15/18	840,000	889,350
Lafarge S.A. 4.750%, 09/30/20 (EUR)	615,000	841,357
Spie BondCo 3 SCA 11.000%, 08/15/19 (EUR)	402,000	613,186
Texas Industries, Inc. 9.250%, 08/15/20 (a)	770,000	847,000

MIST-39

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
USG Corp. 9.750%, 01/15/18 (a)	1,384,000	$1,601,980

		12,570,602

Chemicals—2.4%
Axiall Corp. 4.875%, 05/15/23 (144A)	310,000	293,725
Celanese U.S. Holdings LLC 5.875%, 06/15/21 (a)	719,000	751,355
Chemtura Corp. 5.750%, 07/15/21 (a)	522,000	520,695
Huntsman International LLC 4.875%, 11/15/20	911,000	863,172
8.625%, 03/15/20 (a)	255,000	280,500
8.625%, 03/15/21	305,000	338,550
Ineos Finance plc 7.500%, 05/01/20 (144A) (a)	1,406,000	1,507,935
INEOS Group Holdings S.A. 6.125%, 08/15/18 (144A) (a)	800,000	782,000
6.500%, 08/15/18 (EUR)	883,000	1,175,334
Momentive Performance Materials, Inc. 8.875%, 10/15/20 (a)	2,245,000	2,357,250
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, 03/01/18	315,000	313,425
Nova Chemicals Corp. 8.625%, 11/01/19	671,000	741,455
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	705,000	701,475
Orion Engineered Carbons Bondco GmbH 10.000%, 06/15/18 (EUR)	937,800	1,408,387
Perstorp Holding AB 8.750%, 05/15/17 (144A) (a)	585,000	606,938
PetroLogistics L.P. / PetroLogistics Finance Corp. 6.250%, 04/01/20 (144A)	561,000	549,780
PolyOne Corp. 5.250%, 03/15/23 (144A)	747,000	705,915
Rain CII Carbon LLC / CII Carbon Corp. 8.250%, 01/15/21 (144A)	741,000	744,705
8.500%, 01/15/21 (EUR)	100,000	134,609
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	3,381,000	3,397,905
Tronox Finance LLC 6.375%, 08/15/20 (a)	177,000	175,230
US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B B.V. 5.750%, 02/01/21 (EUR)	260,000	355,259
7.375%, 05/01/21 (144A) (a)	1,260,000	1,316,700

		20,022,299

Coal—0.7%
Alpha Natural Resources, Inc. 6.250%, 06/01/21 (a)	267,000	218,940
CONSOL Energy, Inc. 8.000%, 04/01/17	1,598,000	1,697,875
8.250%, 04/01/20	1,074,000	1,151,865

Coal—(Continued)
Peabody Energy Corp. 6.000%, 11/15/18 (a)	1,190,000	1,187,025
6.250%, 11/15/21 (a)	671,000	650,870
7.875%, 11/01/26	967,000	971,835

		5,878,410

Commercial Services—4.9%
AA Bond Co., Ltd. 9.500%, 07/31/43 (GBP)	510,000	887,562
APX Group, Inc. 6.375%, 12/01/19 (144A) (a)	1,631,000	1,541,295
8.750%, 12/01/20 (144A)	1,934,000	1,900,155
Ashtead Capital, Inc. 6.500%, 07/15/22 (144A)	1,096,000	1,159,020
Brickman Group Holdings, Inc. 9.125%, 11/01/18 (144A)	79,000	84,530
Catalent Pharma Solutions, Inc. 7.875%, 10/15/18	538,000	542,035
Ceridian Corp. 8.875%, 07/15/19 (144A) (e)	3,809,000	4,361,305
11.000%, 03/15/21 (144A) (e)	3,507,000	4,059,353
11.250%, 11/15/15	373,000	376,730
EC Finance plc 9.750%, 08/01/17 (EUR)	1,242,000	1,827,261
H&E Equipment Services, Inc. 7.000%, 09/01/22	1,022,000	1,088,430
Hertz Corp. (The) 4.250%, 04/01/18 (144A)	566,000	556,095
5.875%, 10/15/20	210,000	216,300
6.250%, 10/15/22	825,000	851,813
6.750%, 04/15/19	885,000	935,888
Igloo Holdings Corp. 8.250%, 12/15/17 (144A) (a) (d)	944,000	969,960
Interactive Data Corp. 10.250%, 08/01/18 (e)	4,020,000	4,457,175
IVS F. S.p.A 7.125%, 04/01/20 (EUR)	710,000	964,126
Jaguar Holding Co. II / Jaguar Merger Subordinated, Inc. 9.500%, 12/01/19 (144A)	1,595,000	1,792,381
La Financiere Atalian S.A. 7.250%, 01/15/20 (EUR)	525,000	710,246
Laureate Education, Inc. 9.250%, 09/01/19 (144A)	915,000	988,200
Live Nation Entertainment, Inc. 7.000%, 09/01/20 (144A)	383,000	399,756
Safway Group Holding LLC / Safway Finance Corp. 7.000%, 05/15/18 (144A)	666,000	675,990
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	310,000	442,047
TransUnion LLC / TransUnion Financing Corp. 11.375%, 06/15/18	182,000	202,248
Truven Health Analytics, Inc. 10.625%, 06/01/20	405,000	441,450

MIST-40

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
United Rentals North America, Inc. 5.750%, 07/15/18	783,000	$822,150
6.125%, 06/15/23	2,977,000	2,991,885
7.375%, 05/15/20	660,000	711,150
7.625%, 04/15/22	592,000	643,800
8.250%, 02/01/21	1,170,000	1,298,700
Verisure Holding AB 8.750%, 09/01/18 (EUR)	117,000	173,320
8.750%, 12/01/18 (EUR)	288,000	413,972
WEX, Inc. 4.750%, 02/01/23 (144A)	1,054,000	959,140

		40,445,468

Computers—0.3%
SunGard Data Systems, Inc. 6.625%, 11/01/19	1,115,000	1,137,300
7.375%, 11/15/18	1,420,000	1,505,200

		2,642,500

Distribution/Wholesale—1.6%
American Builders & Contractors Supply Co., Inc. 5.625%, 04/15/21 (144A)	1,060,000	1,042,775
HD Supply, Inc. 7.500%, 07/15/20 (144A) (a)	1,351,000	1,399,974
8.125%, 04/15/19	4,414,000	4,899,540
11.000%, 04/15/20 (a) (e)	4,358,000	5,218,705
VWR Funding, Inc. 7.250%, 09/15/17	170,000	179,350

		12,740,344

Diversified Financial Services—2.4%
Air Lease Corp. 4.500%, 01/15/16 (a)	1,369,000	1,427,182
Aircastle, Ltd. 6.250%, 12/01/19	655,000	692,663
6.750%, 04/15/17	1,030,000	1,102,100
Cantor Commercial Real Estate Co. L.P. / CCRE Finance Corp. 7.750%, 02/15/18 (144A)	769,000	782,458
CNG Holdings, Inc. 9.375%, 05/15/20 (144A)	171,000	158,175
Co-operative Group Holdings 2011 6.875%, 07/08/20 (GBP) (g)	640,000	968,750
7.500%, 07/08/26 (GBP) (g)	150,000	224,623
Credit Acceptance Corp. 9.125%, 02/01/17	896,000	949,760
Doric Nimrod Air Finance Alpha, Ltd. Pass-Through Trust 5.125%, 11/30/24 (144A)	1,745,419	1,749,783
6.500%, 05/30/21 (144A)	477,568	502,023
General Motors Financial Co., Inc. 4.250%, 05/15/23 (144A)	930,000	849,787
6.750%, 06/01/18 (a)	960,000	1,063,200

Diversified Financial Services—(Continued)
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 7.750%, 01/15/16 (a)	150,000	154,875
8.000%, 01/15/18 (e)	3,145,000	3,294,387
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	505,000	499,950
Jefferies LoanCore LLC / JLC Finance Corp. 6.875%, 06/01/20 (144A)	1,218,000	1,193,640
KCG Holdings, Inc. 8.250%, 06/15/18 (144A)	464,000	457,040
Lehman Brothers Holdings, Inc. 4.750%, 01/16/14 (EUR) (h) (i)	2,140,000	767,201
5.000%, 02/05/14 (EUR) (h) (i)	4,500,000	1,582,835
5.375%, 10/17/12 (EUR) (h) (i)	350,000	125,477
8.800%, 09/22/18 (h) (i)	489,000	127,140
8.800%, 12/31/49 (h) (i)	1,740,000	452,400
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A) (a)	77,000	75,653
Springleaf Finance Corp. 6.900%, 12/15/17	295,000	308,275
7.750%, 10/01/21 (144A)	96,000	99,600
8.250%, 10/01/23 (144A) (a)	175,000	182,000

		19,790,977

Electric—3.1%
Calpine Corp. 7.500%, 02/15/21 (144A)	197,000	209,313
DPL, Inc. 6.500%, 10/15/16 (a)	605,000	641,300
7.250%, 10/15/21 (a)	1,000,000	1,022,500
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 6.875%, 08/15/17 (144A) (a)	1,288,000	1,310,540
10.000%, 12/01/20 (144A) (a)	1,000,000	1,050,000
10.000%, 12/01/20 (e)	8,121,000	8,557,504
11.250%, 12/01/18 (144A) (d)	4,561,864	3,010,830
12.250%, 03/01/22 (144A) (a) (e)	4,751,000	5,344,875
FPL Energy National Wind Portfolio LLC 6.125%, 03/25/19 (144A)	36,030	30,122
GenOn REMA LLC 9.237%, 07/02/17	381,585	385,401
9.681%, 07/02/26	538,000	570,280
Homer City Generation L.P. 8.137%, 10/01/19 (d)	420,000	432,600
Homer City Generation LP 8.734%, 10/01/26 (d)	635,000	654,050
Mirant Mid Atlantic Pass-Through Trust 9.125%, 06/30/17	725,065	768,569
NRG Energy, Inc. 7.625%, 01/15/18	710,000	786,325
7.625%, 05/15/19	1,000,000	1,055,000

		25,829,209

MIST-41

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electrical Components & Equipment—0.2%
Belden, Inc. 5.500%, 09/01/22 (144A)	55,000	$53,075
5.500%, 04/15/23 (EUR)	400,000	524,635
General Cable Corp. 5.750%, 10/01/22 (144A) (a)	850,000	813,875

		1,391,585

Electronics—0.3%
Rexel S.A. 5.125%, 06/15/20 (EUR)	657,000	912,376
Techem GmbH 6.125%, 10/01/19 (144A) (EUR)	107,000	155,612
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	1,066,000	1,457,714
Trionista TopCo GmbH 6.875%, 04/30/21 (EUR)	211,000	291,988

		2,817,690

Engineering & Construction—0.2%
Aguila 3 S.A. 7.875%, 01/31/18 (144A)	900,000	940,500
7.875%, 01/31/18 (144A) (a)	556,000	581,020
Weekley Homes LLC / Weekley Finance Corp. 6.000%, 02/01/23 (144A)	505,000	484,800

		2,006,320

Entertainment—2.0%
Diamond Resorts Corp. 12.000%, 08/15/18	2,950,000	3,274,500
DreamWorks Animation SKG, Inc. 6.875%, 08/15/20 (144A)	433,000	449,237
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	1,573,000	2,756,926
Intralot Finance Luxembourg S.A. 9.750%, 08/15/18 (EUR)	1,200,000	1,692,416
Isle of Capri Casinos, Inc. 5.875%, 03/15/21 (a)	430,000	403,125
7.750%, 03/15/19	70,000	73,500
NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.000%, 08/01/18 (144A)	1,209,000	1,233,180
PNK Finance Corp. 6.375%, 08/01/21 (144A)	1,097,000	1,118,940
Regal Entertainment Group 5.750%, 02/01/25	271,000	249,998
Scientific Games Corp. 8.125%, 09/15/18	275,000	293,563
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	55,000	59,263
Six Flags Entertainment Corp. 5.250%, 01/15/21 (144A)	955,000	909,637
Vougeot Bidco plc 7.875%, 07/15/20 (GBP)	382,000	645,507

Entertainment—(Continued)
Waterford Gaming LLC / Waterford Gaming Finance Corp. 8.625%, 09/15/14 (144A)	438,096	78,857
WMG Acquisition Corp. 11.500%, 10/01/18	2,499,000	2,880,097

		16,118,746

Environmental Control—0.1%
ADS Waste Holdings, Inc. 8.250%, 10/01/20 (144A)	538,000	567,590
Covanta Holding Corp. 6.375%, 10/01/22 (a)	384,000	393,363
Darling International, Inc. 8.500%, 12/15/18	190,000	209,950

		1,170,903

Food—1.0%
ARAMARK Corp. 5.750%, 03/15/20 (144A)	1,581,000	1,596,810
Bakkavor Finance 2 plc 8.250%, 02/15/18 (GBP)	1,056,000	1,795,037
8.750%, 06/15/20 (GBP)	500,000	858,018
Findus Bondco S.A. 9.125%, 07/01/18 (EUR)	467,000	668,109
9.500%, 07/01/18 (GBP)	264,000	449,294
Hawk Acquisition Sub, Inc. 4.250%, 10/15/20 (144A) (a)	38,000	36,242
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 4.875%, 05/01/21 (144A)	1,109,000	1,031,370
R&R Pik plc 9.250%, 05/15/18 (EUR) (d)	526,000	734,726
Smithfield Foods, Inc. 6.625%, 08/15/22	331,000	341,344
Sun Merger Sub, Inc. 5.250%, 08/01/18 (144A) (a)	683,000	700,075
5.875%, 08/01/21 (144A)	352,000	356,840

		8,567,865

Forest Products & Paper—0.6%
Boise Paper Holdings LLC / Boise Co.-Issuer Co. 8.000%, 04/01/20	966,000	1,091,580
Cascades, Inc. 7.750%, 12/15/17	700,000	731,500
Clearwater Paper Corp. 4.500%, 02/01/23	789,000	710,100
7.125%, 11/01/18	625,000	671,875
Sappi Papier Holding GmbH 6.625%, 04/15/21 (144A) (a)	240,000	223,200
8.375%, 06/15/19 (144A)	425,000	444,125
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	855,000	855,000

		4,727,380

MIST-42

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—0.6%
Sabine Pass LNG L.P. 6.500%, 11/01/20 (144A)	720,000	$730,800
7.500%, 11/30/16 (e)	3,751,000	4,126,100

		4,856,900

Healthcare-Products—1.8%
Alere, Inc. 6.500%, 06/15/20	269,000	266,646
8.625%, 10/01/18 (a)	816,000	879,240
Biomet, Inc. 6.500%, 08/01/20	2,513,000	2,594,673
6.500%, 10/01/20 (a)	1,463,000	1,483,116
ConvaTec Healthcare E S.A. 7.375%, 12/15/17 (144A) (EUR)	594,000	852,813
DJO Finance LLC / DJO Finance Corp. 7.750%, 04/15/18 (a)	260,000	257,400
8.750%, 03/15/18 (a)	354,000	384,975
9.875%, 04/15/18 (a)	1,002,000	1,062,120
Fresenius U.S. Finance II, Inc. 9.000%, 07/15/15 (144A)	870,000	965,700
Hologic, Inc. 6.250%, 08/01/20	953,000	992,311
IDH Finance plc 6.000%, 12/01/18 (GBP)	397,000	645,114
6.000%, 12/01/18 (144A) (GBP)	100,000	162,497
Kinetic Concepts, Inc. / KCI USA, Inc. 10.500%, 11/01/18 (a)	210,000	231,788
12.500%, 11/01/19 (a)	551,000	575,795
Ontex IV S.A. 7.500%, 04/15/18 (144A) (EUR)	230,000	325,158
9.000%, 04/15/19 (EUR)	1,348,000	1,928,502
Teleflex, Inc. 6.875%, 06/01/19	805,000	849,275

		14,457,123

Healthcare-Services—3.2%
Community Health Systems, Inc. 5.125%, 08/15/18 (a)	1,065,000	1,083,637
7.125%, 07/15/20 (a)	918,000	927,180
8.000%, 11/15/19	224,000	234,920
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	629,000	621,924
Fresenius Medical Care U.S. Finance, Inc. 6.875%, 07/15/17	90,000	99,900
HCA Holdings, Inc. 6.250%, 02/15/21	672,000	682,920
HCA, Inc. 5.875%, 03/15/22	4,683,000	4,811,782
6.500%, 02/15/20	1,232,000	1,335,180
7.875%, 02/15/20	1,005,000	1,083,516
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19	136,000	141,100
Priory Group No. 3 plc 7.000%, 02/15/18 (144A) (GBP)	1,010,000	1,680,055
7.000%, 02/15/18 (GBP)	448,000	745,213

Healthcare-Services—(Continued)
Symbion, Inc. 8.000%, 06/15/16	950,000	1,002,250
Tenet Healthcare Corp. 4.375%, 10/01/21 (144A)	2,221,000	2,048,872
4.500%, 04/01/21 (a)	1,090,000	1,021,875
6.000%, 10/01/20 (144A) (a)	804,000	822,090
6.250%, 11/01/18	1,884,000	2,011,170
6.750%, 02/01/20 (a)	621,000	619,448
8.000%, 08/01/20	550,000	583,000
8.125%, 04/01/22 (144A) (a)	3,587,000	3,743,931
Voyage Care Bondco plc 6.500%, 08/01/18 (GBP)	704,000	1,128,309

		26,428,272

Holding Companies-Diversified—0.2%
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	291,000	302,640
Odeon & UCI Finco plc 9.000%, 08/01/18 (144A) (GBP)	573,000	932,268
9.000%, 08/01/18 (GBP)	111,000	180,597
WaveDivision Escrow LLC / WaveDivision Escrow Corp. 8.125%, 09/01/20 (144A)	450,000	470,250

		1,885,755

Home Builders—2.7%
Allegion U.S. Holdings Co., Inc. 5.750%, 10/01/21 (144A)	257,000	257,000
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, 02/15/21 (144A)	744,000	729,120
Beazer Homes USA, Inc. 6.625%, 04/15/18 (a)	1,003,000	1,053,150
7.500%, 09/15/21 (144A) (a)	941,000	917,475
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	937,000	941,685
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.125%, 07/01/22 (144A)	793,000	777,140
DR Horton, Inc. 4.375%, 09/15/22	149,000	135,590
K Hovnanian Enterprises, Inc. 7.250%, 10/15/20 (144A)	3,201,000	3,369,052
9.125%, 11/15/20 (144A)	255,000	276,038
KB Home 7.500%, 09/15/22	740,000	769,600
Lennar Corp. 4.750%, 11/15/22	910,000	837,200
PulteGroup, Inc. 6.375%, 05/15/33	750,000	669,375
Ryland Group, Inc. (The) 6.625%, 05/01/20	480,000	496,800
Shea Homes LP / Shea Homes Funding Corp. 8.625%, 05/15/19 (e)	2,827,000	3,109,700

MIST-43

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Standard Pacific Corp. 8.375%, 01/15/21 (a)	5,003,000	$5,628,375
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	870,000	811,275
William Lyon Homes, Inc. 8.500%, 11/15/20	940,000	991,700

		21,770,275

Home Furnishings—0.2%
Brighthouse Group, Ltd. 7.875%, 05/15/18 (GBP)	184,000	305,712
DFS Furniture Holdings plc 7.625%, 08/15/18 (GBP)	160,000	273,918
Magnolia BC S.A. 9.000%, 08/01/20 (EUR)	749,000	1,040,948

		1,620,578

Household Products/Wares—1.2%
ACCO Brands Corp. 6.750%, 04/30/20 (a)	127,000	127,159
Armored Autogroup, Inc. 9.250%, 11/01/18	700,000	631,750
Jarden Corp. 7.500%, 05/01/17 (a)	655,000	746,700
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/20 (a)	4,192,000	4,207,720
6.875%, 02/15/21 (a)	295,000	314,913
7.125%, 04/15/19	1,125,000	1,195,312
7.875%, 08/15/19	403,000	443,300
9.000%, 04/15/19 (a)	435,000	456,750
9.875%, 08/15/19	637,000	691,145
Spectrum Brands Escrow Corp. 6.375%, 11/15/20 (144A)	310,000	323,175
6.625%, 11/15/22 (144A)	425,000	440,937
Zobele Holding S.p.A. 7.875%, 02/01/18 (EUR)	100,000	141,293

		9,720,154

Housewares—0.1%
Libbey Glass, Inc. 6.875%, 05/15/20	429,000	456,885

Insurance—0.3%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, 12/15/20 (144A)	562,000	573,240
AIG Life Holdings, Inc. 7.570%, 12/01/45 (144A)	1,000,000	1,115,000
CNO Financial Group, Inc. 6.375%, 10/01/20 (144A)	560,000	585,200
Hockey Merger Sub 2, Inc. 7.875%, 10/01/21 (144A)	461,000	461,576

		2,735,016

Internet—1.1%
Cerved Technologies S.p.A. 6.375%, 01/15/20 (EUR)	476,000	657,287
8.000%, 01/15/21 (EUR)	178,000	249,235
IAC/InterActiveCorp 4.750%, 12/15/22	804,000	739,680
VeriSign, Inc. 4.625%, 05/01/23 (144A)	836,000	785,840
Zayo Group LLC / Zayo Capital, Inc. 8.125%, 01/01/20	3,000,000	3,281,250
10.125%, 07/01/20	2,814,000	3,229,065

		8,942,357

Iron/Steel—0.8%
ArcelorMittal 4.250%, 02/25/15 (a)	435,000	445,875
4.250%, 08/05/15	2,111,000	2,174,330
5.000%, 02/25/17	990,000	1,029,600
6.125%, 06/01/18	1,072,000	1,136,320
9.500%, 02/15/15	146,000	160,053
Steel Dynamics, Inc. 5.250%, 04/15/23 (144A)	579,000	545,707
6.375%, 08/15/22	750,000	776,250

		6,268,135

Leisure Time—0.6%
Brunswick Corp. 4.625%, 05/15/21 (144A)	760,000	709,650
Carlson Wagonlit B.V. 6.875%, 06/15/19 (144A)	785,000	792,850
Cirsa Funding Luxembourg S.A. 8.750%, 05/15/18 (EUR)	1,452,000	2,033,091
Travelport LLC / Travelport Holdings, Inc. 6.386%, 03/01/16 (144A) (f)	65,008	62,895
11.875%, 09/01/16 (144A)	11,636	11,403
13.875%, 03/01/16 (144A) (d)	1,607,364	1,671,659

		5,281,548

Lodging—0.9%
Choice Hotels International, Inc. 5.750%, 07/01/22	410,000	424,350
Felcor Lodging L.P. 5.625%, 03/01/23	532,000	496,755
MGM Resorts International 6.625%, 12/15/21	277,000	286,695
6.750%, 10/01/20 (a)	188,000	197,400
7.500%, 06/01/16	1,163,000	1,299,653
7.625%, 01/15/17 (a)	306,000	341,955
8.625%, 02/01/19	65,000	74,750
MTR Gaming Group, Inc. 11.500%, 08/01/19	969,325	1,063,834
Playa Resorts Holding B.V. 8.000%, 08/15/20 (144A)	268,000	282,740
Station Casinos LLC 7.500%, 03/01/21 (a)	2,548,000	2,694,510

		7,162,642

MIST-44

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—4.9%
AMC Networks, Inc. 4.750%, 12/15/22 (a)	250,000	$233,750
7.750%, 07/15/21	625,000	695,313
Cablevision Systems Corp. 5.875%, 09/15/22 (a)	1,277,000	1,251,460
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23 (a)	2,065,000	1,894,637
5.250%, 09/30/22	1,010,000	934,250
Cengage Learning Acquisitions, Inc. 11.500%, 04/15/20 (144A) (h)	1,445,000	1,076,525
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, 12/15/21 (144A) (a)	1,200,000	1,131,000
Clear Channel Communications, Inc.
9.000%, 12/15/19	1,159,000	1,135,820
9.000%, 03/01/21	2,619,000	2,533,882
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22	2,360,000	2,401,165
7.625%, 03/15/20 (a)	1,241,000	1,281,332
DISH DBS Corp.
4.250%, 04/01/18	1,725,000	1,727,156
5.000%, 03/15/23	185,000	171,588
5.125%, 05/01/20	1,119,000	1,107,810
5.875%, 07/15/22	2,985,000	2,940,225
Gannett Co., Inc.
5.125%, 10/15/19 (144A)	771,000	765,217
6.375%, 10/15/23 (144A)	718,000	712,615
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	990,000	1,089,000
McClatchy Co. (The)
9.000%, 12/15/22 (a)	870,000	917,850
Midcontinent Communications & Midcontinent Finance Corp.
6.250%, 08/01/21 (144A)	710,000	713,550
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/18 (144A)	1,151,000	1,179,775
NBCUniversal Enterprise, Inc.
5.250%, 12/19/49 (144A)	255,000	252,450
Nexstar Broadcasting, Inc.
6.875%, 11/15/20 (144A)	509,000	517,908
Nielsen Finance LLC / Nielsen Finance Co.
7.750%, 10/15/18	1,592,000	1,731,300
ProQuest LLC / ProQuest Notes Co.
9.000%, 10/15/18 (144A)	572,000	574,860
RCN Telecom Services LLC / RCN Capital Corp.
8.500%, 08/15/20 (144A)	725,000	706,875
Sirius XM Radio, Inc.
4.625%, 05/15/23 (144A)	475,000	433,438
5.750%, 08/01/21 (144A) (a)	179,000	178,105
5.875%, 10/01/20 (144A) (a)	810,000	817,087
Sterling Entertainment Enterprises LLC
9.750%, 12/15/19 (144A) (b) (c)	2,750,000	2,750,000
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.500%, 01/15/23 (144A)	960,000	909,600

Media—(Continued)
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.625%, 04/15/23 (EUR)	104,000	$137,883
7.500%, 03/15/19 (EUR)	1,168,000	1,709,036
Unitymedia Kabel BW GmbH
9.500%, 03/15/21 (EUR)	1,029,000	1,583,522
Univision Communications, Inc.
5.125%, 05/15/23 (144A)	293,000	280,548
6.750%, 09/15/22 (144A) (a)	73,000	77,015
6.875%, 05/15/19 (144A)	554,000	592,780
8.500%, 05/15/21 (144A) (a)	819,000	896,805
Ziggo B.V.
3.625%, 03/27/20 (EUR)	418,000	559,130

		40,602,262

Metal Fabricate/Hardware—0.2%
Eco-Bat Finance plc
7.750%, 02/15/17 (EUR)	1,139,000	1,587,124

Mining—2.5%
FMG Resources (August 2006) Pty, Ltd.
6.000%, 04/01/17 (144A) (a)	3,228,000	3,308,700
6.375%, 02/01/16 (144A) (a)	754,200	771,170
6.875%, 02/01/18 (144A) (a)	2,840,000	2,967,800
Global Brass and Copper, Inc.
9.500%, 06/01/19 (144A)	925,000	1,017,500
Kaiser Aluminum Corp.
8.250%, 06/01/20	690,000	771,075
New Gold, Inc.
6.250%, 11/15/22 (144A)	935,000	909,287
Novelis, Inc.
8.375%, 12/15/17 (a)	2,340,000	2,509,650
8.750%, 12/15/20 (e)	5,554,000	6,095,515
S&B Minerals Finance SCA / S&B Industrial Minerals North America, Inc.
9.250%, 08/15/20 (EUR)	665,000	955,154
Taseko Mines, Ltd.
7.750%, 04/15/19	1,133,000	1,116,005

		20,421,856

Miscellaneous Manufacturing—0.4%
Bombardier, Inc.
4.250%, 01/15/16 (144A) (a)	1,182,000	1,226,325
GCL Holdings SCA
9.375%, 04/15/18 (144A) (EUR)	943,000	1,371,418
SPX Corp.
6.875%, 09/01/17	495,000	549,450
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750%, 02/01/19 (144A) (a)	390,000	387,075

		3,534,268

Oil & Gas—8.6%
Athlon Holdings L.P. / Athlon Finance Corp.
7.375%, 04/15/21 (144A)	539,000	549,780

MIST-45

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Atwood Oceanics, Inc.
6.500%, 02/01/20	1,425,000	$1,492,687
Aurora USA Oil & Gas, Inc.
7.500%, 04/01/20 (144A)	316,000	314,420
9.875%, 02/15/17 (144A)	1,758,000	1,867,875
Bonanza Creek Energy, Inc.
6.750%, 04/15/21	280,000	282,800
Carrizo Oil & Gas, Inc.
7.500%, 09/15/20	877,000	929,620
8.625%, 10/15/18	715,000	779,350
Chaparral Energy, Inc.
7.625%, 11/15/22	685,000	695,275
Chesapeake Energy Corp.
5.750%, 03/15/23 (a)	2,120,000	2,125,300
6.125%, 02/15/21	1,272,000	1,319,700
6.625%, 08/15/20 (a)	170,000	182,750
6.875%, 11/15/20	945,000	1,020,600
7.250%, 12/15/18	635,000	719,138
Concho Resources, Inc.
5.500%, 10/01/22 (a)	1,169,000	1,166,077
5.500%, 04/01/23	809,000	798,888
6.500%, 01/15/22 (a)	970,000	1,040,325
Continental Resources, Inc.
4.500%, 04/15/23	404,000	396,425
7.125%, 04/01/21	675,000	754,313
CrownRock L.P. / CrownRock Finance, Inc.
7.125%, 04/15/21 (144A)	1,121,000	1,098,580
Denbury Resources, Inc.
4.625%, 07/15/23	1,955,000	1,788,825
Diamondback Energy, Inc.
7.625%, 10/01/21 (144A)	674,000	687,480
Drill Rigs Holdings, Inc.
6.500%, 10/01/17 (144A) (a)	1,834,000	1,893,605
Energy XXI Gulf Coast, Inc.
7.750%, 06/15/19	1,820,000	1,892,800
9.250%, 12/15/17	750,000	832,500
EP Energy LLC / EP Energy Finance, Inc.
9.375%, 05/01/20	650,000	731,250
EP Energy LLC / Everest Acquisition Finance, Inc.
6.875%, 05/01/19	845,000	902,037
Halcon Resources Corp.
8.875%, 05/15/21	528,000	541,200
9.750%, 07/15/20 (a)	235,000	248,513
Hilcorp Energy I L.P. / Hilcorp Finance Co.
7.625%, 04/15/21 (144A)	750,000	802,500
8.000%, 02/15/20 (144A)	245,000	264,600
Kodiak Oil & Gas Corp.
5.500%, 02/01/22 (144A)	557,000	543,075
8.125%, 12/01/19	2,455,000	2,682,087
Laredo Petroleum, Inc.
7.375%, 05/01/22	965,000	1,022,900
9.500%, 02/15/19	885,000	982,350
Legacy Reserves L.P. / Legacy Reserves Finance Corp.
6.625%, 12/01/21 (144A)	431,000	402,985

Oil & Gas—(Continued)
Linn Energy LLC / Linn Energy Finance Corp.
7.750%, 02/01/21 (a)	135,000	135,675
8.625%, 04/15/20 (a)	2,003,000	2,070,601
MEG Energy Corp.
6.375%, 01/30/23 (144A)	113,000	110,740
6.500%, 03/15/21 (144A)	2,125,000	2,140,937
7.000%, 03/31/24 (144A)	2,906,000	2,916,897
Memorial Production Partners LP / Memorial Production Finance Corp.
7.625%, 05/01/21	559,000	540,833
Newfield Exploration Co.
6.875%, 02/01/20 (a)	545,000	572,250
Northern Oil and Gas, Inc.
8.000%, 06/01/20	795,000	796,988
Oasis Petroleum, Inc.
6.500%, 11/01/21	835,000	880,925
6.875%, 03/15/22 (144A)	982,000	1,036,010
6.875%, 01/15/23 (a)	480,000	508,800
7.250%, 02/01/19	315,000	333,900
Ocean Rig UDW, Inc.
9.500%, 04/27/16 (144A)	200,000	212,000
Offshore Group Investment, Ltd.
7.125%, 04/01/23 (a)	898,000	875,550
Pacific Drilling S.A.
5.375%, 06/01/20 (144A)	1,150,000	1,121,250
PBF Holding Co. LLC / PBF Finance Corp.
8.250%, 02/15/20	608,000	629,280
Penn Virginia Corp.
8.500%, 05/01/20	616,000	625,240
Plains Exploration & Production Co.
7.625%, 04/01/20 (a)	205,000	224,552
Precision Drilling Corp.
6.500%, 12/15/21	100,000	104,500
6.625%, 11/15/20	235,000	248,513
QEP Resources, Inc.
5.375%, 10/01/22	411,000	392,505
6.875%, 03/01/21	470,000	499,375
Range Resources Corp.
5.000%, 08/15/22	724,000	700,470
5.000%, 03/15/23	515,000	494,400
5.750%, 06/01/21	319,000	334,950
6.750%, 08/01/20	1,948,000	2,098,970
8.000%, 05/15/19	955,000	1,025,431
RKI Exploration & Production LLC / RKI Finance Corp. 8.500%, 08/01/21 (144A)	347,000	348,735
Rosetta Resources, Inc. 5.625%, 05/01/21 (a)	1,462,000	1,388,900
SandRidge Energy, Inc. 7.500%, 02/15/23 (a)	1,165,000	1,153,350
8.750%, 01/15/20 (a)	68,000	72,080
Seadrill, Ltd. 5.625%, 09/15/17 (144A)	1,957,000	1,976,570
Seven Generations Energy, Ltd. 8.250%, 05/15/20 (144A)	845,000	872,463

MIST-46

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
SM Energy Co. 5.000%, 01/15/24 (144A)	1,097,000	$1,009,240
6.500%, 11/15/21	800,000	832,000
6.500%, 01/01/23	298,000	303,960
6.625%, 02/15/19	802,000	834,080
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.500%, 07/01/21 (144A)	776,000	801,220
Trafigura Beheer B.V. 6.375%, 04/08/15 (EUR)	490,000	687,649
Vanguard Natural Resources LLC / VNR Finance Corp. 7.875%, 04/01/20	830,000	840,375
Whiting Petroleum Corp. 5.000%, 03/15/19	2,580,000	2,586,450
5.750%, 03/15/21 (144A) (a)	1,185,000	1,211,662
6.500%, 10/01/18 (a)	315,000	331,538

		70,634,424

Oil & Gas Services—0.9%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	142,000	143,065
Cie Generale de Geophysique - Veritas 6.500%, 06/01/21	1,210,000	1,234,200
7.750%, 05/15/17	619,000	635,249
FTS International Services LLC / FTS International Bonds, Inc. 8.125%, 11/15/18 (144A)	1,081,000	1,172,885
Hornbeck Offshore Services, Inc. 5.875%, 04/01/20	639,000	645,390
Key Energy Services, Inc. 6.750%, 03/01/21 (a)	375,000	371,250
Oil States International, Inc. 5.125%, 01/15/23 (144A)	197,000	215,715
6.500%, 06/01/19	1,986,000	2,105,160
Petroleum Geo-Services ASA 7.375%, 12/15/18 (144A)	1,050,000	1,139,250

		7,662,164

Packaging & Containers—1.6%
Ardagh Packaging Finance plc 7.000%, 11/15/20 (144A)	706,000	677,760
9.250%, 10/15/20 (144A) (EUR)	483,000	681,250
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 5.000%, 11/15/22 (EUR)	760,000	992,900
7.375%, 10/15/17 (EUR)	294,000	422,779
9.125%, 10/15/20 (144A)	224,000	237,440
Ball Corp.
4.000%, 11/15/23	1,026,000	920,835
6.750%, 09/15/20 (a)	267,000	288,694
Berry Plastics Corp. 9.750%, 01/15/21	420,000	485,100
Beverage Packaging Holdings Luxembourg II S.A. 8.000%, 12/15/16 (EUR)	2,777,000	3,762,651

Packaging & Containers—(Continued)
Crown Americas LLC / Crown Americas Capital Corp. III 6.250%, 02/01/21	271,000	283,195
Crown Americas LLC / Crown Americas Capital Corp. IV 4.500%, 01/15/23 (144A)	469,000	429,135
Greif Luxembourg Finance SCA 7.375%, 07/15/21 (144A) (EUR)	330,000	503,362
OI European Group B.V. 4.875%, 03/31/21 (EUR)	936,000	1,297,925
Pactiv LLC 7.950%, 12/15/25	1,186,000	1,079,260
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	599,000	673,875

		12,736,161

Pharmaceuticals—1.2%
Capsugel FinanceCo SCA 9.875%, 08/01/19 (EUR)	195,000	294,143
9.875%, 08/01/19 (144A) (EUR)	500,000	754,214
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	2,577,000	2,663,974
Pinnacle Merger Sub, Inc. 9.500%, 10/01/23 (144A)	356,000	365,790
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	848,000	881,920
6.750%, 08/15/21 (144A)	850,000	884,000
7.250%, 07/15/22 (144A)	330,000	351,450
VPII Escrow Corp. 6.750%, 08/15/18 (144A)	3,776,000	4,040,320

		10,235,811

Pipelines—1.9%
Access Midstream Partners L.P. / ACMP Finance Corp. 4.875%, 05/15/23	1,804,000	1,695,760
5.875%, 04/15/21	1,740,000	1,787,850
6.125%, 07/15/22	1,077,000	1,106,618
Atlas Pipeline Partners, L.P. 5.875%, 08/01/23 (144A)	630,000	592,200
Crosstex Energy L.P. / Crosstex Energy Finance Corp. 8.875%, 02/15/18 (a)	470,000	499,375
El Paso Corp. 6.700%, 02/15/27	62,930	65,447
7.750%, 01/15/32	710,000	725,823
Energy Transfer Equity L.P. 7.500%, 10/15/20	756,000	808,920
Genesis Energy L.P. / Genesis Energy Finance Corp. 5.750%, 02/15/21	166,000	162,680
Holly Energy Partners L.P. / Holly Energy Finance Corp. 6.500%, 03/01/20	480,000	494,400

MIST-47

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 4.500%, 07/15/23 (a)	1,532,000	$1,443,910
6.250%, 06/15/22	996,000	1,048,290
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23 (144A)	1,084,000	981,020
5.750%, 09/01/20	125,000	125,625
Sabine Pass Liquefaction LLC 5.625%, 02/01/21 (144A)	2,562,000	2,507,557
5.625%, 04/15/23 (144A)	1,101,000	1,055,584
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.875%, 10/01/20	259,000	258,353

		15,359,412

Real Estate—1.6%
Annington Finance No. 5 plc 13.000%, 01/15/23 (GBP) (d)	426,181	827,934
Crescent Resources LLC / Crescent Ventures, Inc. 10.250%, 08/15/17 (144A)	1,850,000	1,988,750
Howard Hughes Corp. 6.875%, 10/01/21 (144A)	902,000	904,255
Realogy Group LLC 7.625%, 01/15/20 (144A)	2,590,000	2,887,850
7.875%, 02/15/19 (144A)	1,787,000	1,952,297
9.000%, 01/15/20 (144A)	1,218,000	1,406,790
Realogy Group LLC / Sunshine Group Florida, Ltd. (The) 3.375%, 05/01/16 (144A) (a)	1,919,000	1,919,000
RPG Byty Sro 6.750%, 05/01/20 (EUR)	755,000	1,000,974
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (b) (h) (i)	70,000	0

		12,887,850

Retail—2.6%
Asbury Automotive Group, Inc. 8.375%, 11/15/20	1,024,000	1,128,960
Claire’s Stores, Inc. 7.750%, 06/01/20 (144A) (a)	1,492,000	1,458,430
9.000%, 03/15/19 (144A)	923,000	1,022,222
CST Brands, Inc. 5.000%, 05/01/23 (144A)	676,000	637,130
Dufry Finance SCA 5.500%, 10/15/20 (144A)	346,000	348,911
Enterprise Inns plc 6.500%, 12/06/18 (GBP)	965,000	1,601,295
House of Fraser Funding plc 8.875%, 08/15/18 (144A) (GBP)	780,000	1,347,473
8.875%, 08/15/18 (GBP)	718,000	1,240,366
J. Crew Group, Inc. 8.125%, 03/01/19	600,000	632,250
L Brands, Inc. 5.625%, 02/15/22 (a)	400,000	410,000

Retail—(Continued)
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. 7.500%, 08/01/18 (144A) (d)	1,300,000	1,316,250
Michaels Stores, Inc. 7.750%, 11/01/18	585,000	628,875
New Academy Finance Co. LLC / New Academy Finance Corp. 8.000%, 06/15/18 (144A) (a) (d)	513,000	525,825
Party City Holdings, Inc. 8.875%, 08/01/20 (144A) (a)	1,912,000	2,055,400
PC Nextco Holdings LLC / PC Nextco Finance, Inc. 8.750%, 08/15/19 (144A) (d)	474,000	474,000
Penske Automotive Group, Inc. 5.750%, 10/01/22	1,299,000	1,273,020
PVH Corp. 7.375%, 05/15/20 (a)	696,000	758,640
7.750%, 11/15/23	650,000	753,097
Rite Aid Corp. 6.750%, 06/15/21 (144A) (a)	704,000	731,280
9.250%, 03/15/20	620,000	703,700
Sally Holdings LLC / Sally Capital, Inc. 5.750%, 06/01/22 (a)	813,000	815,033
6.875%, 11/15/19	520,000	569,400
Sonic Automotive, Inc. 5.000%, 05/15/23	227,000	207,705
Unique Pub Finance Co. plc (The) 6.542%, 03/30/21 (GBP)	500,000	827,663

		21,466,925

Semiconductors—0.3%
NXP B.V. / NXP Funding LLC 3.750%, 06/01/18 (144A)	1,210,000	1,179,750
5.750%, 02/15/21 (144A)	920,000	933,800

		2,113,550

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 6.875%, 03/15/18	555,000	596,625
7.125%, 03/15/21	935,000	1,007,463

		1,604,088

Software—3.4%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	1,829,000	1,831,286
6.125%, 09/15/23 (144A)	401,000	403,005
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (a)	1,645,000	1,706,688
Epicor Software Corp. 8.625%, 05/01/19	1,118,000	1,193,465
First Data Corp. 6.750%, 11/01/20 (144A)	3,638,000	3,765,330
7.375%, 06/15/19 (144A) (e)	4,331,000	4,558,377
10.625%, 06/15/21 (144A)	2,092,000	2,123,380
11.250%, 01/15/21 (144A)	60,000	62,700
11.750%, 08/15/21 (144A)	1,017,000	981,405

MIST-48

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Healthcare Technology Intermediate, Inc. 7.375%, 09/01/18 (144A) (a) (d)	744,000	$759,810
IMS Health, Inc. 6.000%, 11/01/20 (144A)	502,000	512,668
12.500%, 03/01/18 (144A) (e)	3,537,000	4,173,660
Infor US, Inc. 9.375%, 04/01/19	2,425,000	2,709,937
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.250%, 01/15/18 (144A)	491,000	506,958
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	1,585,000	1,497,825
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A)	989,000	1,073,065

		27,859,559

Storage/Warehousing—0.3%
Algeco Scotsman Global Finance plc 9.000%, 10/15/18 (EUR)	1,092,000	1,565,951
Mobile Mini, Inc. 7.875%, 12/01/20	840,000	913,500

		2,479,451

Telecommunications—8.6%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	583,000	492,635
6.500%, 01/15/28	185,000	154,475
8.875%, 01/01/20 (144A)	1,868,000	1,970,740
Avaya, Inc. 7.000%, 04/01/19 (144A) (a)	655,000	612,425
10.500%, 03/01/21 (144A) (a)	1,557,000	1,261,170
Broadview Networks Holdings, Inc. 10.500%, 11/15/17	814,500	804,319
CenturyLink, Inc. 5.625%, 04/01/20	1,654,000	1,614,717
CommScope Holding Co., Inc. 6.625%, 06/01/20 (144A) (d)	1,355,000	1,348,225
Consolidated Communications Finance Co. 10.875%, 06/01/20	725,000	830,125
Crown Castle International Corp. 5.250%, 01/15/23	977,000	898,840
Digicel Group, Ltd. 8.250%, 09/30/20 (144A) (a)	1,196,000	1,237,860
Digicel, Ltd. 6.000%, 04/15/21 (144A) (e)	4,487,000	4,217,780
DigitalGlobe, Inc. 5.250%, 02/01/21 (144A)	1,008,000	962,640
Intelsat Jackson Holdings S.A. 5.500%, 08/01/23 (144A)	1,815,000	1,697,025
Intelsat Luxembourg S.A. 6.750%, 06/01/18 (144A) (a)	1,925,000	1,997,187
Level 3 Communications, Inc. 8.875%, 06/01/19 (a)	980,000	1,048,600

Telecommunications—(Continued)
Level 3 Financing, Inc. 7.000%, 06/01/20 (a)	1,142,000	1,153,420
8.125%, 07/01/19 (e)	4,406,000	4,714,420
8.625%, 07/15/20 (a)	810,000	884,925
Lynx I Corp. 6.000%, 04/15/21 (GBP)	3,683,000	6,051,849
Lynx II Corp. 6.375%, 04/15/23 (144A) (a)	232,000	230,840
7.000%, 04/15/23 (GBP)	513,000	841,309
NII Capital Corp. 7.625%, 04/01/21 (a)	958,000	680,180
Phones4u Finance plc 9.500%, 04/01/18 (144A) (GBP)	965,000	1,663,785
9.500%, 04/01/18 (GBP)	530,000	913,789
Softbank Corp. 4.500%, 04/15/20 (144A)	2,069,000	1,988,309
Sprint Communications, Inc. 7.000%, 03/01/20 (144A) (a) (e)	3,613,000	3,883,975
9.000%, 11/15/18 (144A) (j)	5,210,000	6,108,725
Sprint Corp. 7.875%, 09/15/23 (144A)	7,324,000	7,470,480
T-Mobile USA, Inc. 5.250%, 09/01/18 (144A) (a)	1,040,000	1,058,200
Telenet Finance V Luxembourg SCA 6.250%, 08/15/22 (EUR)	910,000	1,255,716
6.750%, 08/15/24 (EUR)	1,213,000	1,673,828
tw telecom holdings, Inc. 5.375%, 10/01/22	940,000	897,700
UPCB Finance II, Ltd. 6.375%, 07/01/20 (144A) (EUR)	2,103,000	2,980,753
6.375%, 07/01/20 (EUR)	138,000	195,599
Verizon Communications, Inc. 5.150%, 09/15/23	3,000,000	3,215,358
Virgin Media Secured Finance plc 5.375%, 04/15/21 (144A)	230,000	224,250
Windstream Corp. 6.375%, 08/01/23 (a)	701,000	641,415
7.875%, 11/01/17 (a)	555,000	618,825

		70,496,413

Textiles—0.1%
SIWF Merger Sub, Inc. / Springs Industries, Inc. 6.250%, 06/01/21 (144A) (a)	1,103,000	1,080,940

Transportation—0.6%
Gategroup Finance Luxembourg S.A. 6.750%, 03/01/19 (EUR)	1,225,000	1,702,882
Gulfmark Offshore, Inc. 6.375%, 03/15/22 (a)	480,000	480,000
Jack Cooper Holdings Corp. 9.250%, 06/01/20 (144A)	1,910,000	2,043,700
Watco Cos. LLC/ Watco Finance Corp. 6.375%, 04/01/23 (144A)	617,000	610,830

		4,837,412

MIST-49

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,070,000	$1,129,452

Total Corporate Bonds & Notes (Cost $649,697,288)		657,272,662

Floating Rate Loans (f)—15.8%

Aerospace/Defense—0.2%
Sequa Corp. Term Loan 5.250%, 06/19/17	1,756,551	1,767,687

Airlines—0.4%
American Airlines, Inc. Term Loan 0.000%, 12/31/49 (k)	1,505,000	1,235,625
Northwest Airlines, Inc. Term Loan 1.621%, 09/10/18	1,364,167	1,207,356
2.241%, 03/10/17	1,040,667	963,189

		3,406,170

Auto Parts & Equipment—0.6%
Federal-Mogul Corp. Term Loan 2.116%, 12/29/14	2,034,947	2,003,700
2.118%, 12/28/15	1,283,695	1,263,984
Schaeffler AG Term Loan 4.250%, 01/27/17	1,780,000	1,789,648

		5,057,332

Capital Markets—0.1%
Knight Capital Group Holdings, Inc. Term Loan 5.750%, 12/05/17	1,010,000	1,009,374

Chemicals—0.7%
Ascend Performance Materials LLC Term Loan 6.750%, 04/10/18	3,368,700	3,204,476
Ineos U.S. Finance LLC Term Loan 4.000%, 05/04/18	1,234,979	1,222,975
MacDermid, Inc. Second Lien Term Loan 7.750%, 12/07/20	340,000	345,100
OXEA Finance LLC Second Lien Term Loan 8.250%, 07/15/20	560,000	559,650

		5,332,201

Commercial Services—0.6%
Catalent Pharma Solutions, Inc. Term Loan 6.500%, 12/29/17	730,000	731,372

Commercial Services—(Continued)
Interactive Data Corp. Term Loan 3.750%, 02/11/18	1,239,120	1,235,254
ServiceMaster Co. Term Loan 4.250%, 01/31/17	1,498,675	1,463,711
Truven Health Analytics, Inc. Term Loan 4.500%, 06/01/19	1,130,730	1,136,384

		4,566,721

Distribution/Wholesale—0.3%
HD Supply, Inc. Term Loan 4.500%, 10/12/17	2,620,892	2,628,100

Diversified Financial Services—0.3%
Nuveen Investments, Inc. Term Loan 4.179%, 05/15/17	56,141	55,562
Ocwen Financial Corp. Term Loan 5.000%, 02/15/18	1,980,050	2,007,276

		2,062,838

Food—0.1%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	669,938	674,332

Forest Products & Paper—0.2%
Wilsonart International Holdings LLC Term Loan 4.000%, 10/31/19	1,310,100	1,298,362

Healthcare-Services—0.1%
LHP Hospital Group, Inc. Term Loan 9.000%, 07/03/18	839,375	826,784

Household Products/Wares—0.1%
Spin Holdco, Inc. Term Loan 4.253%, 11/14/19	730,000	730,000

Insurance—0.1%
Alliant Holdings I, Inc. Term Loan 5.000%, 12/20/19	1,022,275	1,026,108

Internet—0.4%
Zayo Group LLC Term Loan 4.500%, 07/02/19	3,256,748	3,263,782

MIST-50

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—0.0%
Travelport LLC Second Lien Term Loan 4.000%, 12/01/16	151,648	$152,881
9.500%, 01/29/16	76,597	79,182

		232,063

Lodging—6.8%
Harrah’s Property Co. Mezzanine Term Loan 3.682%, 02/13/14	22,278,802	21,715,697
Hilton Hotel Corp. Mezzanine Term Loan 0.000%, 11/12/14 (k)	2,324,964	2,317,256
3.555%, 11/12/14	2,691,901	2,700,878
3.932%, 11/12/14	732,848	731,247
4.182%, 11/12/14	364,029	363,234
4.682%, 11/12/14	18,011,346	17,955,061
Hilton Worldwide Finance LLC Term Loan 0.000%, 09/23/20 (k)	8,158,680	8,157,293
MGM Resorts International Term Loan 3.500%, 12/20/19	642,165	640,858
Station Casinos, Inc. Term Loan 5.000%, 03/01/20	1,641,750	1,660,565

		56,242,089

Media—0.9%
Cengage Learning Acquisitions, Inc. Term Loan 4.750%, 07/03/14 (h)	295,300	217,784
Clear Channel Communications, Inc. Term Loan 3.829%, 01/29/16	713,364	668,961
6.929%, 01/30/19	3,057,747	2,842,176
EMI Music Publishing, Ltd. Term Loan 4.250%, 06/29/18	699,902	699,611
HEMA Holding B.V. Mezzanine Term Loan 5.129%, 07/05/17 (EUR)	1,829,047	2,257,915
TWCC Holdings Corp. Second Lien Term Loan 7.000%, 06/26/20	610,000	627,538

		7,313,985

Metal Fabricate/Hardware—0.5%
Constellium Holdco B.V. Term Loan 6.000%, 03/25/20 (i)	2,900,425	2,969,310
Rexnord LLC First Lien Term Loan 4.000%, 08/20/20	1,016,175	1,005,759

		3,975,069

Mining—0.4%
FMG Resources (August 2006) Pty, Ltd. Term Loan 5.250%, 10/18/17	2,898,113	2,911,821

Oil & Gas—0.9%
Chesapeake Energy Corp. Term Loan 5.750%, 12/01/17	3,475,000	3,542,328
Offshore Group Investments, Ltd. Term Loan 5.750%, 03/28/19	859,840	871,662
6.250%, 10/26/17	2,239,739	2,245,339
Samson Investments Co. Second Lien Term Loan 6.000%, 09/25/18	725,000	727,153

		7,386,482

Packaging & Containers—0.1%
Tekni-Plex, Inc. Term Loan 5.508%, 08/25/19 (i)	758,100	761,890

Pharmaceuticals—0.1%
Patheon, Inc. Term Loan 7.250%, 12/06/18	625,275	631,528

Real Estate—0.2%
Realogy Corp. Extended Letter of Credit 4.445%, 10/10/16	278,902	281,037
Extended Term Loan 4.500%, 03/05/20	1,512,400	1,523,978

		1,805,015

Retail—0.3%
Alliance Boots Holdings, Ltd. Term Loan 3.483%, 07/09/15 (GBP)	1,170,000	1,883,602
J C Penney Corp., Inc. First Lien Term Loan 6.000%, 05/22/18	483,788	470,648
Rite Aid Corp. Second Lien Term Loan 5.750%, 08/21/20	350,000	359,478

		2,713,728

Software—0.4%
First Data Corp. Extended Term Loan 4.180%, 03/23/18	1,925,000	1,910,563
Kronos, Inc. Second Lien Term Loan 9.750%, 04/30/20	1,610,000	1,671,381

		3,581,944

MIST-51

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (f)—(Continued)

Security Description	Shares/Principal Amount*	Value

Telecommunications—0.9%
Alcatel-Lucent USA, Inc. Term Loan 5.750%, 01/30/19	4,768,963	$4,812,789
6.250%, 01/30/19 (EUR)	823,775	1,122,613
Avaya, Inc. Term Loan 8.000%, 03/30/18	136,632	129,727
Hawaiian Telcom Communications, Inc. Term Loan 5.000%, 06/06/19	638,552	641,266
Level 3 Financing, Inc. Term loan 0.000%, 01/15/20 (k)	320,000	319,200
4.750%, 08/01/19	315,000	315,295
Virgin Media Investment Holdings, Ltd. Term Loan 3.500%, 06/08/20	395,000	393,380

		7,734,270

Transportation—0.1%
Genesee & Wyoming, Inc. Term Loan 1.929%, 09/29/17	813,825	811,791

Total Floating Rate Loans (Cost $127,404,173)		129,751,466

Common Stocks—7.3%

Auto Components—1.1%
Dana Holding Corp. (a)	17,226	393,442
Delphi Automotive plc (a)	19,000	1,109,980
Goodyear Tire & Rubber Co. (The) (a) (l)	321,959	7,227,980
Lear Corp.	2,395	171,410

		8,902,812

Automobiles—1.5%
General Motors Co. (l)	346,365	12,458,749

Biotechnology—0.0%
Ironwood Pharmaceuticals, Inc. (a) (l)	21,770	257,974

Capital Markets—1.8%
American Capital, Ltd. (l)	1,002,905	13,789,944
E*Trade Financial Corp. (l)	50,299	829,934
Uranium Participation Corp. (l)	28,400	135,927

		14,755,805

Chemicals—0.3%
Advanced Emissions Solutions, Inc. (a) (l)	5,601	239,275
Huntsman Corp. (a)	104,700	2,157,867
Zemex Minerals Group, Inc. (l)	87	0

		2,397,142

Security Description	Shares	Value

Diversified Telecommunication Services—0.2%
Broadview Networks Holdings, Inc. (b) (l)	52,943	$333,538
Level 3 Communications, Inc. (l)	38,560	1,029,166

		1,362,704

Forest Products & Paper—0.2%
NewPage Corp. (a) (i) (l)	18,684	1,588,140

Hotels, Restaurants & Leisure—0.3%
Caesars Entertainment Corp. (a) (l)	85,280	1,680,869
Pinnacle Entertainment, Inc. (a) (l)	25,225	631,886

		2,312,755

Insurance—0.5%
American International Group, Inc.	92,178	4,482,616

Machinery—0.1%
Stanley-Martin Communities LLC (b) (c) (l)	450	534,150

Media—0.4%
Cablevision Systems Corp. - Class A (a)	85,515	1,440,073
Clear Channel Outdoor Holdings, Inc. - Class A (a) (l)	31,744	260,301
HMH Publishing Co., Ltd. (c) (l)	26,518	825,377
Loral Space & Communications, Inc. (a)	6,666	451,488

		2,977,239

Metals & Mining—0.1%
African Minerals, Ltd. (l)	159,753	577,510

Paper & Forest Products—0.0%
Ainsworth Lumber Co., Ltd. (l)	53,942	207,379
Ainsworth Lumber Co., Ltd. (144A) (l)	10,657	40,970

		248,349

Trading Companies & Distributors—0.3%
HD Supply Holdings, Inc. (a) (l)	123,370	2,710,439

Wireless Telecommunication Services—0.5%
Crown Castle International Corp. (l)	28,902	2,110,713
SBA Communications Corp. - Class A (a) (l)	28,902	2,325,455

		4,436,168

Total Common Stocks (Cost $55,522,633)		60,002,552

Preferred Stocks—1.5%

Commercial Banks—1.5%
GMAC Capital Trust I, 8.125%	461,310	12,340,042

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC (144A) (b) (l)	25	0

MIST-52

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Internet Software & Services—0.0%
Travelport Holdings, Ltd. (l)	335,351	$334,513

Total Preferred Stocks (Cost $11,376,046)		12,674,555

Convertible Preferred Stock—1.3%

Auto Components—1.3%
Dana Holding Corp. 4.000%, 12/31/49 (144A) (Cost $7,843,236)	54,451	10,437,576

Convertible Bonds—0.8%

Coal—0.3%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	1,162,000	1,086,470
Peabody Energy Corp. 4.750%, 12/15/41 (a)	1,396,000	1,120,290

		2,206,760

Diversified Financial Services—0.0%
E*Trade Financial Corp. Zero Coupon, 08/31/19 (144A)	76,000	121,268
Zero Coupon, 08/31/19	11,000	17,552

		138,820

Insurance—0.2%
MGIC Investment Corp. 2.000%, 04/01/20 (a)	143,000	181,520
Radian Group, Inc. 2.250%, 03/01/19	1,053,000	1,536,064
3.000%, 11/15/17	169,000	239,769

		1,957,353

Pharmaceuticals—0.2%
Omnicare, Inc. 3.750%, 04/01/42	1,000,000	1,407,500

Retail—0.1%
Enterprise Funding, Ltd. 3.500%, 09/10/20 (GBP)	300,000	482,999

Total Convertible Bonds (Cost $5,883,503)		6,193,432

Asset-Backed Securities—0.1%

Asset-Backed - Other—0.1%
Battalion CLO, Ltd. 3.639%, 10/22/25 (144A) (f)	500,000	469,050
Figueroa CLO, Ltd. 3.914%, 03/21/24 (144A) (f)	250,000	234,064

Total Asset-Backed Securities (Cost $709,363)		703,114

Warrants—0.0%
Security Description	Shares	Value

Containers & Packaging—0.0%
Smurfit Kappa Group plc, Strike Price Eur 0.001, Expires 10/01/13 (i) (l)	100	11,751

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (c) (l)	1,601	0

Total Warrants (Cost $16)		11,751

Short-Term Investment—12.7%

Mutual Fund—12.7%
State Street Navigator Securities Lending MET Portfolio (m)	104,120,697	104,120,697

Total Short-Term Investment (Cost $104,120,697)		104,120,697

Total Investments—119.5% (Cost $962,556,955) (n)		981,167,805
Other assets and liabilities (net)—(19.5)%		(159,767,488)

Net Assets — 100.0%		$821,400,317

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $100,391,502 and the collateral received consisted of cash in the amount of $104,120,697 and non-cash collateral with a value of $943,483. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.7% of net assets.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $6,262,275, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2013, the value of securities pledged amounted to $79,748,113.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

MIST-53

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(h)	Security is in default and/or issuer is in bankruptcy.
(i)	Illiquid security. As of September 30, 2013, these securities represent 1.0% of net assets.
(j)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2013, the market value of securities pledged was $187,600.
(k)	This loan will settle after September 30, 2013, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities lending transactions.
(n)	As of September 30, 2013, the aggregate cost of investments was $962,556,955. The aggregate unrealized appreciation and depreciation of investments were $35,389,932 and $(16,779,082), respectively, resulting in net unrealized appreciation of $18,610,850.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $281,399,634, which is 34.3% of net assets.
(CLO)—	Collateralized Loan Obligation
(EUR)—	Euro
(GBP)—	British Pound

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
HMH Publishing Co., Ltd.	06/22/12	26,518	$627,736	$825,377
HMH Publishing Co., Ltd.	06/22/12	1,601	16	0
National Air Cargo Group, Inc.	08/20/10	2,154,169	579,703	2,152,748
Stanley-Martin Communities LLC	10/22/07	450	333,101	534,150
Sterling Entertainment Enterprises LLC	12/28/12	2,750,000	2,750,000	2,750,000

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	54,473	State Street Bank London	10/24/13	$73,723	$(25)
GBP	420,000	State Street Bank London	10/22/13	668,174	11,658

Contracts to Deliver
EUR	776,000	Royal Bank of Canada	10/24/13	1,047,819	(2,050)
EUR	41,793,000	UBS AG London	10/24/13	56,496,697	(46,046)
GBP	271,000	Bank of America N.A.	10/22/13	420,195	(18,458)
GBP	257,000	Bank of America N.A.	10/22/13	387,461	(28,531)
GBP	110,000	Barclays Bank plc	10/22/13	166,066	(11,985)
GBP	79,000	Credit Suisse International	10/22/13	119,897	(7,976)
GBP	21,261,000	Deutsche Bank AG London	10/22/13	32,061,694	(2,352,347)
GBP	299,000	Deutsche Bank AG London	10/22/13	454,683	(29,292)

Net Unrealized Depreciation					$(2,485,052)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	12/20/13	(350)	USD	(29,594,698)	$294,448

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	0.55%	6/5/2013	OPEN	USD	4,059,000	$4,059,000
Deutsche Bank Securities, Inc.	0.55%	6/5/2013	OPEN	USD	4,584,000	4,584,000
Deutsche Bank Securities, Inc.	0.55%	9/30/2013	12/31/13	USD	14,264,625	14,264,625
Barclays Bank plc	0.60%	6/27/2013	12/31/13	USD	16,531,463	16,531,463
Deutsche Bank Securities, Inc.	0.58%	9/30/2013	12/31/13	USD	33,008,000	33,008,000

Total						$72,447,088

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

MIST-54

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
RadioShack Corp. 6.75% due 05/15/2019	(5.000%)	09/20/18	Deutsche Bank AG	14.441%	USD	147,315	$40,639	$41,248	$(609)
RadioShack Corp. 6.75% due 05/15/2019	(5.000%)	09/20/18	Deutsche Bank AG	14.441%	USD	147,315	40,638	46,404	(5,766)
RadioShack Corp. 6.75% due 05/15/2019	(5.000%)	09/20/18	Deutsche Bank AG	14.441%	USD	147,315	40,638	45,668	(5,030)

Totals							$121,915	$133,320	$(11,405)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CCO Holdings LLC / CCO Holdings Capital Corp. 7.25%, due 10/30/2017	8.000%	09/20/17	Deutsche Bank AG	2.449%	USD	1,500,000	$339,737	$—	$339,737
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	09/20/15	Barclays Bank plc	15.274%	USD	572,099	(99,511)	(147,315)	47,804
Caesars Entertainment Operating Co., Inc. 5.625%, due 06/01/2015	5.000%	12/20/15	Barclays Bank plc	15.612%	USD	3,793,890	(749,105)	(1,100,228)	351,123
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank plc	16.967%	USD	377,047	(90,937)	(98,032)	7,095
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank plc	16.967%	USD	436,847	(105,359)	(100,475)	(4,884)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/16	Barclays Bank plc	16.967%	USD	3,000,000	(723,544)	(810,000)	86,456
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	06/20/16	Barclays Bank plc	18.033%	USD	640,000	(179,860)	(144,800)	(35,060)
Caesars Entertainment Operating Co., Inc. 5.625% du e 06/01/2015	5.000%	09/20/16	Barclays Bank plc	18.881%	USD	2,114,804	(670,242)	(475,831)	(194,411)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/012015	5.000%	09/20/16	Deutsche Bank AG	18.881%	USD	1,500,000	(475,393)	(345,000)	(130,393)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	03/20/17	Barclays Bank plc	20.144%	USD	436,847	(165,166)	(146,344)	(18,822)
Caesars Entertainment Operating Co., Inc. 5.625% due 06/01/2015	5.000%	06/20/17	Deutsche Bank AG	20.639%	USD	828,299	(335,345)	(283,692)	(51,653)
RadioShack Corp. 6.75% due 05/15/2019	5.000%	09/20/15	Deutsche Bank AG	13.291%	USD	147,315	(19,915)	(23,570)	3,655
RadioShack Corp. 6.75% due 05/15/2019	5.000%	09/20/15	Deutsche Bank AG	13.291%	USD	147,315	(19,915)	(23,570)	3,655
RadioShack Corp. 6.75% due 05/15/2019	5.000%	09/20/15	Deutsche Bank AG	13.291%	USD	147,315	(19,915)	(19,151)	(764)

MIST-55

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Smithfield’s Foods, Inc. 7.75% due 07/01/2017	5.000%	06/20/18	Credit Suisse International	2.478%	USD	464,250	$51,803	$59,538	$(7,735)
Techem GmbH 6.125% due 10/01/2019	5.000%	09/20/18	Credit Suisse International	3.380%	EUR	700,000	68,877	77,888	(9,011)
Techem GmbH 6.125% due 10/01/2019	5.000%	09/20/18	Credit Suisse International	3.380%	EUR	241,000	23,714	27,744	(4,030)
Techem GmbH 6.125% due 10/01/2019	5.000%	12/20/18	Credit Suisse International	3.510%	EUR	235,788	22,163	25,951	(3,788)

Totals							$(3,147,913)	$(3,526,887)	$378,974

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

MIST-56

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$3,009,986	$—	$3,009,986
Aerospace/Defense	—	2,468,415	2,152,748	4,621,163
Airlines	—	3,097,229	—	3,097,229
Apparel	—	1,644,365	—	1,644,365
Auto Manufacturers	—	7,441,657	—	7,441,657
Auto Parts & Equipment	—	5,479,288	—	5,479,288
Banks	—	14,943,914	—	14,943,914
Building Materials	—	12,570,602	—	12,570,602
Chemicals	—	20,022,299	—	20,022,299
Coal	—	5,878,410	—	5,878,410
Commercial Services	—	40,445,468	—	40,445,468
Computers	—	2,642,500	—	2,642,500
Distribution/Wholesale	—	12,740,344	—	12,740,344
Diversified Financial Services	—	19,790,977	—	19,790,977
Electric	—	25,829,209	—	25,829,209
Electrical Components & Equipment	—	1,391,585	—	1,391,585
Electronics	—	2,817,690	—	2,817,690
Engineering & Construction	—	2,006,320	—	2,006,320
Entertainment	—	16,118,746	—	16,118,746
Environmental Control	—	1,170,903	—	1,170,903
Food	—	8,567,865	—	8,567,865
Forest Products & Paper	—	4,727,380	—	4,727,380
Gas	—	4,856,900	—	4,856,900
Healthcare-Products	—	14,457,123	—	14,457,123
Healthcare-Services	—	26,428,272	—	26,428,272
Holding Companies-Diversified	—	1,885,755	—	1,885,755
Home Builders	—	21,770,275	—	21,770,275
Home Furnishings	—	1,620,578	—	1,620,578
Household Products/Wares	—	9,720,154	—	9,720,154
Housewares	—	456,885	—	456,885
Insurance	—	2,735,016	—	2,735,016
Internet	—	8,942,357	—	8,942,357
Iron/Steel	—	6,268,135	—	6,268,135
Leisure Time	—	5,281,548	—	5,281,548
Lodging	—	7,162,642	—	7,162,642
Media	—	37,852,262	2,750,000	40,602,262

MIST-57

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Metal Fabricate/Hardware	$—	$1,587,124	$—	$1,587,124
Mining	—	20,421,856	—	20,421,856
Miscellaneous Manufacturing	—	3,534,268	—	3,534,268
Oil & Gas	—	70,634,424	—	70,634,424
Oil & Gas Services	—	7,662,164	—	7,662,164
Packaging & Containers	—	12,736,161	—	12,736,161
Pharmaceuticals	—	10,235,811	—	10,235,811
Pipelines	—	15,359,412	—	15,359,412
Real Estate	—	12,887,850	0	12,887,850
Retail	—	21,466,925	—	21,466,925
Semiconductors	—	2,113,550	—	2,113,550
Shipbuilding	—	1,604,088	—	1,604,088
Software	—	27,859,559	—	27,859,559
Storage/Warehousing	—	2,479,451	—	2,479,451
Telecommunications	—	70,496,413	—	70,496,413
Textiles	—	1,080,940	—	1,080,940
Transportation	—	4,837,412	—	4,837,412
Trucking & Leasing	—	1,129,452	—	1,129,452
Total Corporate Bonds & Notes	—	652,369,914	4,902,748	657,272,662
Total Floating Rate Loans*	—	129,751,466	—	129,751,466
Common Stocks
Auto Components	8,902,812	—	—	8,902,812
Automobiles	12,458,749	—	—	12,458,749
Biotechnology	257,974	—	—	257,974
Capital Markets	14,755,805	—	—	14,755,805
Chemicals	2,397,142	—	—	2,397,142
Diversified Telecommunication Services	1,029,166	—	333,538	1,362,704
Forest Products & Paper	—	1,588,140	—	1,588,140
Hotels, Restaurants & Leisure	2,312,755	—	—	2,312,755
Insurance	4,482,616	—	—	4,482,616
Machinery	—	—	534,150	534,150
Media	2,151,862	825,377	—	2,977,239
Metals & Mining	577,510	—	—	577,510
Paper & Forest Products	248,349	—	—	248,349
Trading Companies & Distributors	2,710,439	—	—	2,710,439
Wireless Telecommunication Services	4,436,168	—	—	4,436,168
Total Common Stocks	56,721,347	2,413,517	867,688	60,002,552
Preferred Stocks
Commercial Banks	12,340,042	—	—	12,340,042
Diversified Financial Services	—	—	0	0
Internet Software & Services	—	334,513	—	334,513
Total Preferred Stocks	12,340,042	334,513	0	12,674,555

Total Convertible Preferred Stock*	—	10,437,576	—	10,437,576
Total Convertible Bonds*	—	6,193,432	—	6,193,432
Total Asset-Backed Securities*	—	703,114	—	703,114
Warrants
Containers & Packaging	—	11,751	—	11,751
Media	—	—	0	0
Total Warrants	—	11,751	0	11,751
Total Short-Term Investment*	104,120,697	—	—	104,120,697
Total Investments	$173,182,086	$802,215,283	$5,770,436	$981,167,805
Collateral for securities loaned (Liability)	$—	$(104,120,697)	$—	$(104,120,697)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,658	$—	$11,658
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,496,710)	—	(2,496,710)
Total Forward Contracts	$—	$(2,485,052)	$—	$(2,485,052)

MIST-58

Met Investors Series Trust

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$294,448	$—	$—	$294,448
Swap Contracts
Swap Contracts at Value (Assets)	$—	$628,209	$—	$628,209
Swap Contracts at Value (Liabilities)	—	(3,654,207)	—	(3,654,207)
Total Swap Contracts	$—	$(3,025,998)	$—	$(3,025,998)
Total Reverse Repurchase Agreements (Liability)	$—	$(72,447,088)	$—	$(72,447,088)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of Decem ber 31, 2012	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of Septem ber 30, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2013
Corporate Bonds & Notes
Aerospace & Defense	$3,650,726	$—	$(25,718)	$—	$(1,472,260	) (a)	$—	$—	$2,152,748	$(15,854)
Media	—	—	—	—	—		2,750,000	—	2,750,000	—
Real Estate	0	—	—	—	—		—	—	0	—
Floating Rate Loans
Forest Products & Paper	1,700,160	1,187,264	(110,280)	83,579	(2,860,723)		—	—	—	—
Health Care-Services	2,018,090	40,330	(3,735)	—	(2,054,685)		—	—	—	—
Common Stocks
Chemicals	0	—	—	—	0		—	—	—	—
Diversified Telecommu nications Services	354,186	(184,040)	238,552	—	(75,160)		—	—	333,538	(20,648)
Machinery	622,350	—	(88,200)	—	—		—	—	534,150	(88,200)
Preferred Stocks
Diversified Financial Services	0	—	—	—	—		—	—	0	—
Internet Software & Services	265	—	—	—	—		—	(265)	—	—
Warrants
Media	0	—	—	—	—		—	—	0	—
Software	0	(5)	5	—	—		—	—	—	—

Total	$8,345,777	$1,043,549	$10,624	$83,579	$(6,462,828)		$2,750,000	$(265)	$5,770,436	$(124,702)

(a)	Sales include principal reductions

Corporate Bonds & Notes in the amount of $2,750,000 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

Preferred Stocks in the amount of $265 were transferred out of Level 3 due to an increase in third party pricing information and observable inputs in determining the value of the investment.

MIST-59

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	123,800	$14,546,500
Raytheon Co.	67,100	5,171,397
Rockwell Collins, Inc.	49,900	3,386,214

		23,104,111

Airlines—1.8%
United Continental Holdings, Inc. (a)	695,977	21,373,454

Auto Components—2.2%
BorgWarner, Inc. (b)	70,920	7,190,579
TRW Automotive Holdings Corp. (a)	258,710	18,448,610

		25,639,189

Biotechnology—2.6%
Amgen, Inc.	108,700	12,167,878
Biogen Idec, Inc. (a)	29,200	7,030,192
Celgene Corp. (a)	54,800	8,435,364
Gilead Sciences, Inc. (a)	53,700	3,374,508

		31,007,942

Capital Markets—1.5%
Goldman Sachs Group, Inc. (The)	112,483	17,795,935

Chemicals—0.3%
Cabot Corp.	91,031	3,887,934

Commercial Banks—4.0%
Regions Financial Corp.	413,800	3,831,788
SunTrust Banks, Inc.	422,200	13,687,724
U.S. Bancorp	807,375	29,533,777

		47,053,289

Commercial Services & Supplies—0.6%
Tyco International, Ltd.	205,375	7,184,018

Communications Equipment—2.0%
Brocade Communications Systems, Inc. (a)	562,500	4,528,125
Cisco Systems, Inc.	803,100	18,808,602

		23,336,727

Computers & Peripherals—4.8%
Apple, Inc.	45,250	21,572,937
EMC Corp.	833,200	21,296,592
NetApp, Inc. (b)	242,100	10,318,302
Western Digital Corp.	54,212	3,437,041

		56,624,872

Construction & Engineering—1.6%
Fluor Corp.	105,525	7,488,054
KBR, Inc.	329,900	10,767,936

		18,255,990

Consumer Finance—2.3%
Discover Financial Services	540,725	27,328,242

Containers & Packaging—1.2%
Packaging Corp. of America	237,124	13,537,409

Diversified Financial Services—8.5%
Bank of America Corp.	2,387,442	32,946,700
Citigroup, Inc.	638,050	30,951,806
JPMorgan Chase & Co.	658,354	34,030,318
NASDAQ OMX Group, Inc. (The)	80,525	2,584,047

		100,512,871

Electronic Equipment, Instruments & Components—1.0%
Avnet, Inc.	184,700	7,703,837
TE Connectivity, Ltd.	89,200	4,618,776

		12,322,613

Energy Equipment & Services—3.0%
Halliburton Co.	201,000	9,678,150
Oceaneering International, Inc.	108,350	8,802,354
Schlumberger, Ltd.	194,100	17,150,676

		35,631,180

Food & Staples Retailing—2.7%
CVS Caremark Corp.	519,975	29,508,581
Wal-Mart Stores, Inc.	31,125	2,302,005

		31,810,586

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	248,450	8,246,056
Medtronic, Inc.	289,300	15,405,225

		23,651,281

Health Care Providers & Services—2.7%
Aetna, Inc.	159,500	10,211,190
Envision Healthcare Holdings, Inc. (a)	27,500	715,825
McKesson Corp.	121,850	15,633,355
Universal Health Services, Inc. - Class B	66,300	4,971,837

		31,532,207

Industrial Conglomerates—3.4%
3M Co.	274,025	32,721,325
General Electric Co.	290,850	6,948,407

		39,669,732

Insurance—5.2%
American International Group, Inc.	620,025	30,151,815
Chubb Corp. (The)	156,250	13,946,875
Travelers Cos., Inc. (The)	202,475	17,163,806

		61,262,496

Internet Software & Services—3.6%
AOL, Inc. (a) (b)	143,100	4,948,398
Google, Inc. - Class A (a)	42,230	36,989,679

		41,938,077

MIST-60

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—4.3%
Alliance Data Systems Corp. (a) (b)	36,475	$7,713,368
Mastercard, Inc. - Class A	50,250	33,807,195
Teradata Corp. (a)	154,800	8,582,112

		50,102,675

Life Sciences Tools & Services—1.4%
Agilent Technologies, Inc.	319,600	16,379,500

Machinery—1.7%
Ingersoll-Rand plc	213,400	13,858,196
WABCO Holdings, Inc. (a)	76,700	6,462,742

		20,320,938

Media—4.1%
Comcast Corp. - Class A	686,400	30,990,960
Twenty-First Century Fox, Inc.	497,346	16,661,091

		47,652,051

Multiline Retail—1.0%
Dillard’s, Inc. - Class A	71,200	5,574,960
Macy’s, Inc.	144,100	6,235,207

		11,810,167

Oil, Gas & Consumable Fuels—7.5%
Chevron Corp.	182,125	22,128,187
Exxon Mobil Corp.	156,500	13,465,260
Marathon Petroleum Corp.	268,796	17,288,959
PBF Energy, Inc. (b)	278,679	6,256,344
Suncor Energy, Inc.	666,435	23,845,044
Tesoro Corp.	120,779	5,311,860

		88,295,654

Paper & Forest Products—1.5%
Domtar Corp.	124,900	9,919,558
International Paper Co.	177,800	7,965,440

		17,884,998

Pharmaceuticals—7.0%
AbbVie, Inc.	248,450	11,113,168
Eli Lilly & Co.	176,025	8,859,338
Johnson & Johnson	51,550	4,468,870
Merck & Co., Inc.	577,755	27,506,916
Pfizer, Inc.	1,072,725	30,797,935

		82,746,227

Semiconductors & Semiconductor Equipment—1.7%
Applied Materials, Inc.	879,450	15,425,553
Teradyne, Inc. (a) (b)	271,700	4,488,484

		19,914,037

Software—3.2%
Activision Blizzard, Inc.	209,800	3,497,366
Microsoft Corp.	195,400	6,508,774

Software—(Continued)
Oracle Corp.	636,500	21,112,705
Symantec Corp.	274,800	6,801,300

		37,920,145

Specialty Retail—4.6%
Lowe’s Cos., Inc.	645,000	30,708,450
Ross Stores, Inc.	318,800	23,208,640

		53,917,090

Tobacco—0.7%
Philip Morris International, Inc.	98,675	8,544,268

Trading Companies & Distributors—0.2%
MRC Global, Inc. (a)	97,900	2,623,720

Total Common Stocks (Cost $937,036,966)		1,152,571,625

Short-Term Investments—4.9%

Mutual Fund—2.9%
State Street Navigator Securities Lending MET Portfolio (c)	33,494,977	33,494,977

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $23,541,000 on 10/01/13, collateralized by $24,045,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $24,014,944.	23,541,000	23,541,000

Total Short-Term Investments (Cost $57,035,977)		57,035,977

Total Investments—102.8% (Cost $994,072,943) (d)		1,209,607,602
Other assets and liabilities (net)—(2.8)%		(32,660,862)

Net Assets—100.0%		$1,176,946,740

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $32,693,543 and the collateral received consisted of cash in the amount of $33,494,977. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $994,072,943. The aggregate unrealized appreciation and depreciation of investments were $230,501,111 and $(14,966,452), respectively, resulting in net unrealized appreciation of $215,534,659.

MIST-61

Met Investors Series Trust

BlackRock Large Cap Core Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,152,571,625	$—	$—	$1,152,571,625
Short-Term Investments
Mutual Fund	33,494,977	—	—	33,494,977
Repurchase Agreement	—	23,541,000	—	23,541,000
Total Short-Term Investments	33,494,977	23,541,000	—	57,035,977
Total Investments	$1,186,066,602	$23,541,000	$—	$1,209,607,602

Collateral for securities loaned (Liability)	$—	$(33,494,977)	$—	$(33,494,977)

*	See Schedule of Investments for additional detailed categorizations.

MIST-62

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—7.2%
Dexus Property Group (REIT)	16,600,303	$15,575,241
Federation Centres, Ltd. (REIT)	4,952,800	10,541,090
Goodman Group (REIT)	5,036,883	22,946,978
Investa Office Fund (REIT)	1,060,100	2,918,168
Mirvac Group (REIT)	14,525,527	23,582,317
Stockland (REIT)	1,458,100	5,264,822
Westfield Group (REIT)	2,222,504	22,829,244
Westfield Retail Trust (REIT)	7,569,415	20,983,627

		124,641,487

Canada—2.0%
Boardwalk Real Estate Investment Trust (REIT)	146,900	8,216,018
Calloway Real Estate Investment Trust (REIT)	310,800	7,347,197
Canadian Real Estate Investment Trust (REIT)	79,800	3,143,812
RioCan Real Estate Investment Trust (REIT)	711,200	16,777,982

		35,485,009

China—0.4%
Country Garden Holdings Co., Ltd.	10,448,268	6,743,742

France—5.9%
Fonciere Des Regions (REIT)	69,489	5,765,316
Gecina S.A. (REIT)	27,600	3,533,539
ICADE (REIT)	117,921	10,774,337
Klepierre (REIT)	514,850	22,332,594
Mercialys S.A. (REIT)	169,560	3,397,184
Unibail-Rodamco SE (REIT)	225,604	55,994,616

		101,797,586

Germany—0.5%
LEG Immobilien AG (a)	144,900	8,346,841

Hong Kong—7.6%
China Overseas Land & Investment, Ltd. (b)	3,302,300	9,739,157
Hongkong Land Holdings, Ltd.	2,977,645	19,658,508
Link REIT (The) (REIT)	4,310,000	21,126,639
New World Development Co., Ltd.	10,237,400	15,399,877
Sino Land Co., Ltd.	4,805,162	7,054,040
Sun Hung Kai Properties, Ltd.	1,269,900	17,255,002
Swire Properties, Ltd.	2,347,000	6,612,669
Wharf Holdings, Ltd.	4,037,380	35,006,717

		131,852,609

Japan—17.4%
Activia Properties, Inc. (REIT)	860	7,468,702
Hulic Co., Ltd. (b)	643,000	9,676,405
Japan Real Estate Investment Corp. (REIT)	2,492	29,204,596
Japan Retail Fund Investment Corp. (REIT)	13,145	27,051,529
Kenedix Realty Investment Corp. (REIT)	1,186	5,849,597
Mitsubishi Estate Co., Ltd. (b)	2,578,656	76,513,695
Mitsui Fudosan Co., Ltd.	2,009,774	67,928,891
Nippon Building Fund, Inc. (REIT)	588	7,323,224
Nippon Prologis REIT, Inc. (REIT)	362	3,626,341
Sumitomo Realty & Development Co., Ltd. (b)	960,500	45,806,780
Tokyo Tatemono Co., Ltd.	1,093,900	10,075,351

Japan—(Continued)
United Urban Investment Corp. (REIT)	7,775	11,869,659

		302,394,770

Netherlands—0.7%
Corio NV (REIT)	81,810	3,520,897
Eurocommercial Properties NV (REIT)	232,157	9,389,743

		12,910,640

Singapore—3.5%
Ascendas Real Estate Investment Trust (REIT) (b)	2,535,200	4,609,537
CapitaCommercial Trust (REIT) (b)	12,011,000	13,887,609
CapitaLand, Ltd. (b)	2,143,111	5,283,939
CapitaMall Trust (REIT)	1,143,323	1,786,728
CapitaMalls Asia, Ltd.	4,713,400	7,348,009
Global Logistic Properties, Ltd.	9,399,500	21,670,839
Mapletree Greater China Commercial Trust (REIT) (a) (b)	8,055,200	5,749,566

		60,336,227

Sweden—0.8%
Castellum A.B.	617,230	8,806,087
Hufvudstaden A.B. - A Shares	405,248	5,161,884

		13,967,971

Switzerland—0.6%
PSP Swiss Property AG (a)	122,532	10,629,373

United Kingdom—6.0%
British Land Co. plc (REIT)	1,667,740	15,613,799
Derwent London plc (REIT)	443,740	17,043,909
Great Portland Estates plc (REIT)	1,735,558	15,144,914
Hammerson plc (REIT)	2,108,113	17,098,993
Land Securities Group plc (REIT)	2,324,426	34,584,220
Safestore Holdings plc (REIT) (c)	2,113,000	4,586,405

		104,072,240

United States—46.5%
American Homes 4 Rent (REIT) - Class A (a)	196,900	3,179,935
AvalonBay Communities, Inc. (REIT)	222,498	28,277,271
BioMed Realty Trust, Inc. (REIT)	655,400	12,183,886
Boston Properties, Inc. (REIT) (b)	365,300	39,050,570
Brandywine Realty Trust (REIT)	614,500	8,099,110
BRE Properties, Inc. (REIT)	316,246	16,052,647
CommonWealth REIT (REIT)	235,700	5,164,187
DDR Corp. (REIT) (b)	995,200	15,634,592
Douglas Emmett, Inc. (REIT)	565,700	13,276,979
Duke Realty Corp. (REIT)	1,300,300	20,076,632
Equity Residential (REIT)	755,800	40,488,206
Essex Property Trust, Inc. (REIT)	47,400	7,000,980
Federal Realty Investment Trust (REIT)	34,034	3,452,749
General Growth Properties, Inc. (REIT)	1,781,232	34,359,965
HCP, Inc. (REIT)	450,500	18,447,975
Health Care REIT, Inc. (REIT)	598,500	37,334,430
Healthcare Realty Trust, Inc. (REIT)	263,600	6,091,796

MIST-63

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Healthcare Trust of America, Inc. (REIT) - Class A (b)	329,100	$3,462,132
Highwoods Properties, Inc. (REIT) (b)	269,178	9,504,675
Host Hotels & Resorts, Inc. (REIT)	2,675,271	47,272,039
Kilroy Realty Corp. (REIT) (b)	423,900	21,173,805
Kimco Realty Corp. (REIT) (b)	1,086,300	21,921,534
Lexington Realty Trust (REIT) (b)	605,500	6,799,765
Liberty Property Trust (REIT) (b)	671,200	23,894,720
Macerich Co. (The) (REIT)	455,188	25,690,811
Pebblebrook Hotel Trust (REIT) (b)	295,900	8,495,289
Post Properties, Inc. (REIT)	362,900	16,337,758
ProLogis, Inc. (REIT)	1,114,768	41,937,572
Public Storage (REIT)	172,500	27,694,875
Ramco-Gershenson Properties Trust (REIT)	218,700	3,370,167
Senior Housing Properties Trust (REIT) (b)	524,000	12,230,160
Simon Property Group, Inc. (REIT)	451,073	66,862,551
SL Green Realty Corp. (REIT) (b)	369,960	32,867,246
Starwood Hotels & Resorts Worldwide, Inc.	143,800	9,555,510
Strategic Hotels & Resorts, Inc. (REIT) (a)	784,500	6,809,460
Sunstone Hotel Investors, Inc. (REIT)	586,300	7,469,462
Tanger Factory Outlet Centers, Inc. (REIT)	192,720	6,292,308
Taubman Centers, Inc. (REIT)	173,613	11,685,891
UDR, Inc. (REIT) (b)	1,060,475	25,133,257
Ventas, Inc. (REIT)	301,479	18,540,959
Vornado Realty Trust (REIT)	425,869	35,798,548
Weyerhaeuser Co. (REIT)	240,700	6,891,241

		805,863,645

Total Common Stocks (Cost $1,469,701,020)		1,719,042,140

Rights—0.0%

Hong Kong
New Hotel, Expires 12/31/13 (a) (Cost $0)	82,905	0

Short-Term Investments—11.1%

Mutual Fund—10.5%
State Street Navigator Securities Lending MET Portfolio (d)	182,510,233	182,510,233

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $10,138,000 on 10/01/13, collateralized by $10,280,000 Federal National Mortgage Association at 1.125% due 04/27/17 with a value of $10,344,250.	10,138,000	10,138,000

Total Short-Term Investments (Cost $192,648,233)		192,648,233

Total Investments—110.2% (Cost $1,662,349,253) (e)		1,911,690,373
Other assets and liabilities (net)—(10.2)%		(177,047,580)

Net Assets—100.0%		$1,734,642,793

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $180,985,848 and the collateral received consisted of cash in the amount of $182,510,233 and non-cash collateral with a value of $6,526,338. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Illiquid security. As of September 30, 2013, these securities represent 0.3% of net assets.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $1,662,349,253. The aggregate unrealized appreciation and depreciation of investments were $271,192,952 and $(21,851,832), respectively, resulting in net unrealized appreciation of $249,341,120.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2013	% of Net Assets
Retail REIT’s	24.8
Diversified Real Estate Activities	15.8
Diversified REIT’s	13.6
Office REIT’s	13.1
Specialized REIT’s	11.6
Residential REIT’s	8.3
Real Estate Operating Companies	5.9
Industrial REIT’s	4.2
Real Estate Development	1.4
Hotels, Resorts & Cruise Lines	0.6

MIST-64

Met Investors Series Trust

Clarion Global Real Estate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$124,641,487	$—	$124,641,487
Canada	35,485,009	—	—	35,485,009
China	—	6,743,742	—	6,743,742
France	13,656,623	88,140,963	—	101,797,586
Germany	—	8,346,841	—	8,346,841
Hong Kong	—	131,852,609	—	131,852,609
Japan	—	302,394,770	—	302,394,770
Netherlands	—	12,910,640	—	12,910,640
Singapore	—	60,336,227	—	60,336,227
Sweden	—	13,967,971	—	13,967,971
Switzerland	—	10,629,373	—	10,629,373
United Kingdom	—	104,072,240	—	104,072,240
United States	805,863,645	—	—	805,863,645
Total Common Stocks	855,005,277	864,036,863	—	1,719,042,140
Total Rights*	—	0	—	0
Short-Term Investments
Mutual Fund	182,510,233	—	—	182,510,233
Repurchase Agreement	—	10,138,000	—	10,138,000
Total Short-Term Investments	182,510,233	10,138,000	—	192,648,233
Total Investments	$1,037,515,510	$874,174,863	$—	$1,911,690,373

Collateral for securities loaned (Liability)	$—	$(182,510,233)	$—	$(182,510,233)

*	See Schedule of Investments for additional detailed categorizations.

As of September 30, 2013, there were no securities designated as Level 3. The security that was designated as Level 3 at December 31, 2012 was no longer held by the Portfolio as of September 30, 2013. The Level 3 security had comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward of the Level 3 security held at December 31, 2012 has not been presented.

MIST-65

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—100.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Engility Holdings, Inc. (a)	57,266	$1,817,050
L-3 Communications Holdings, Inc. (b)	385,600	36,439,200

		38,256,250

Biotechnology—19.9%
Agios Pharmaceuticals, Inc. (a) (b)	30,800	861,168
Amgen, Inc.	1,085,500	121,510,870
Biogen Idec, Inc. (a)	820,060	197,437,646
ImmunoGen, Inc. (a) (b)	288,000	4,901,760
Isis Pharmaceuticals, Inc. (a) (b)	293,535	11,019,304
Vertex Pharmaceuticals, Inc. (a)	527,072	39,962,599

		375,693,347

Commercial Services & Supplies—2.4%
ADT Corp. (The) (a) (b)	409,012	16,630,428
Tyco International, Ltd.	822,025	28,754,434

		45,384,862

Communications Equipment—0.1%
ARRIS Group, Inc. (a)	122,915	2,096,930

Computers & Peripherals—5.9%
SanDisk Corp.	844,590	50,261,551
Seagate Technology plc (b)	1,400,600	61,262,244

		111,523,795

Construction & Engineering—1.1%
Fluor Corp.	301,610	21,402,246

Electronic Equipment, Instruments & Components—2.6%
Dolby Laboratories, Inc. - Class A (b)	295,300	10,190,803
TE Connectivity, Ltd.	753,925	39,038,237

		49,229,040

Energy Equipment & Services—9.4%
Core Laboratories NV	406,070	68,711,105
Frank’s International NV (a) (b)	30,500	912,865
National Oilwell Varco, Inc.	533,778	41,693,399
Weatherford International, Ltd. (a)	4,332,900	66,423,357

		177,740,726

Health Care Equipment & Supplies—2.1%
Covidien plc	631,325	38,472,945
Wright Medical Group, Inc. (a) (b)	56,921	1,484,500

		39,957,445

Health Care Providers & Services—8.2%
UnitedHealth Group, Inc.	2,167,800	155,236,158

Internet & Catalog Retail—1.6%
Liberty Interactive Corp. - Class A (a)	1,080,900	25,368,723
Liberty Ventures - Series A (a)	44,510	3,924,447

		29,293,170

Internet Software & Services—0.8%
Facebook, Inc. - Class A (a)	305,900	15,368,416

Machinery—3.3%
Pall Corp. (b)	627,800	48,365,712
Pentair, Ltd.	196,304	12,747,982

		61,113,694

Media—18.4%
AMC Networks, Inc. - Class A (a)	470,025	32,187,312
Cablevision Systems Corp. - Class A (b)	1,898,500	31,970,740
CBS Corp. - Class B	188,600	10,403,176
Comcast Corp. - Class A	459,500	20,746,425
Comcast Corp. - Special Class A	2,600,000	112,762,000
DIRECTV (a)	554,675	33,141,831
Liberty Global plc - Class A (a)	171,900	13,640,265
Liberty Media Corp. - Class A (a)	266,888	39,272,569
Madison Square Garden Co. (The) - Class A (a)	498,350	28,939,185
Starz - Class A (a) (b)	298,688	8,402,093
Viacom, Inc. - Class B	197,900	16,540,482

		348,006,078

Metals & Mining—1.2%
Freeport-McMoRan Copper & Gold, Inc.	447,900	14,816,532
Nucor Corp. (b)	161,300	7,906,926

		22,723,458

Oil, Gas & Consumable Fuels—7.1%
Anadarko Petroleum Corp.	1,401,860	130,358,961
Newfield Exploration Co. (a) (b)	116,700	3,194,079

		133,553,040

Pharmaceuticals—7.2%
Forest Laboratories, Inc. (a)	1,686,500	72,165,335
Mallinckrodt plc (a)	83,915	3,699,812
Teva Pharmaceutical Industries, Ltd. (ADR)	170,700	6,449,046
Valeant Pharmaceuticals International, Inc. (a)	510,470	53,257,335

		135,571,528

Semiconductors & Semiconductor Equipment—4.3%
Broadcom Corp. - Class A	1,120,745	29,150,578
Cree, Inc. (a) (b)	564,400	33,971,236
Intel Corp.	739,448	16,948,148

		80,069,962

Software—2.4%
Advent Software, Inc.	8,700	276,225
Autodesk, Inc. (a)	522,100	21,494,857
Citrix Systems, Inc. (a)	340,700	24,056,827

		45,827,909

Total Common Stocks (Cost $1,160,118,456)		1,888,048,054

MIST-66

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Rights—0.0%

Security Description	Shares/Principal Amount*	Value

Health Care Equipment & Supplies—0.0%
Wright Medical Group, Inc. (a) (Cost $573,350)	229,340	$81,416

Short-Term Investments—6.1%

Mutual Fund—6.0%
State Street Navigator Securities Lending MET Portfolio (c)	113,194,910	113,194,910

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $1,550,000 on 10/01/13, collateralized by $1,580,000 U.S. Treasury Note at 0.875% due 04/30/17 with a value of $1,584,143.	1,550,000	1,550,000

Total Short-Term Investments (Cost $114,744,910)		114,744,910

Total Investments—106.1% (Cost $1,275,436,716) (d)		2,002,874,380
Other assets and liabilities (net)—(6.1)%		(114,784,965)

Net Assets—100.0%		$1,888,089,415

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $110,988,444 and the collateral received consisted of cash in the amount of $113,194,910 and non-cash collateral with a value of $77,656. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,275,436,716. The aggregate unrealized appreciation and depreciation of investments were $750,347,885 and $(22,910,221), respectively, resulting in net unrealized appreciation of $727,437,664.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-67

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,888,048,054	$—	$—	$1,888,048,054
Total Rights*	81,416	—	—	81,416
Short-Term Investments
Mutual Fund	113,194,910	—	—	113,194,910
Repurchase Agreement	—	1,550,000	—	1,550,000
Total Short-Term Investments	113,194,910	1,550,000	—	114,744,910
Total Investments	$2,001,324,380	$1,550,000	$—	$2,002,874,380

Collateral for securities loaned (Liability)	$—	$(113,194,910)	$—	$(113,194,910)

*	See Schedule of Investments for additional detailed categorizations.

MIST-68

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio)

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—98.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.1%
Precision Castparts Corp.	284,475	$64,644,099

Auto Components—2.5%
Delphi Automotive plc	918,538	53,660,990

Beverages—2.6%
Pernod-Ricard S.A.	435,571	54,118,633

Biotechnology—8.4%
Celgene Corp. (a)	772,198	118,864,438
Gilead Sciences, Inc. (a)	934,822	58,744,215

		177,608,653

Chemicals—3.0%
Monsanto Co.	598,272	62,441,649

Commercial Banks—3.0%
U.S. Bancorp	1,742,799	63,751,587

Diversified Financial Services—2.3%
Citigroup, Inc.	996,686	48,349,238

Diversified Telecommunication Services—1.5%
Iliad S.A. (b)	139,712	32,599,140

Electronic Equipment, Instruments & Components—4.4%
Amphenol Corp. - Class A (b)	519,728	40,216,553
TE Connectivity, Ltd.	1,024,120	53,028,933

		93,245,486

Health Care Equipment & Supplies—1.0%
Intuitive Surgical, Inc. (a)	54,455	20,489,783

Health Care Providers & Services—7.5%
DaVita HealthCare Partners, Inc. (a)	694,554	39,520,123
Express Scripts Holding Co. (a)	1,900,352	117,403,746

		156,923,869

Health Care Technology—0.5%
athenahealth, Inc. (a) (b)	92,366	10,027,253

Hotels, Restaurants & Leisure—3.1%
MGM Resorts International (a) (b)	3,186,256	65,127,073

Insurance—3.1%
AIA Group, Ltd.	13,791,700	64,927,424

Internet & Catalog Retail—4.5%
Amazon.com, Inc. (a)	143,954	45,005,779
priceline.com, Inc. (a)	49,370	49,910,601

		94,916,380

Internet Software & Services—8.6%
eBay, Inc. (a)	1,159,008	64,661,056
Google, Inc. - Class A (a)	132,101	115,708,587

		180,369,643

IT Services—3.8%
Mastercard, Inc. - Class A	89,227	60,030,141
Teradata Corp. (a) (b)	345,274	19,141,991

		79,172,132

Machinery—1.0%
Cummins, Inc.	158,093	21,005,817

Media—6.6%
Twenty-First Century Fox, Inc.	4,170,815	139,722,302

Pharmaceuticals—5.8%
Valeant Pharmaceuticals International, Inc. (a)	469,341	48,966,347
Zoetis, Inc.	2,330,546	72,526,591

		121,492,938

Road & Rail—3.2%
Canadian Pacific Railway, Ltd. (b)	543,460	67,008,618

Software—2.9%
Oracle Corp.	944,360	31,324,421
VMware, Inc. - Class A (a)	375,437	30,372,853

		61,697,274

Specialty Retail—6.6%
L Brands, Inc. (b)	1,140,652	69,693,837
TJX Cos., Inc.	1,224,604	69,055,420

		138,749,257

Textiles, Apparel & Luxury Goods—7.2%
Cie Financiere Richemont S.A.	741,396	74,092,895
NIKE, Inc. - Class B	664,926	48,300,225
Prada S.p.A. (b)	3,146,100	29,695,160

		152,088,280

Wireless Telecommunication Services—2.0%
Crown Castle International Corp. (a)	570,681	41,676,833

Total Common Stocks (Cost $1,561,117,494)		2,065,814,351

Short-Term Investments—4.5%

Mutual Fund—2.6%
State Street Navigator Securities Lending MET Portfolio (c)	55,069,843	55,069,843

MIST-69

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio)

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $39,058,000 on 10/01/13, collateralized by $39,890,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $39,840,138.	39,058,000	$39,058,000

Total Short-Term Investments (Cost $94,127,843)		94,127,843

Total Investments—102.7% (Cost $1,655,245,337) (d)		2,159,942,194
Other assets and liabilities (net)—(2.7)%		(56,374,485)

Net Assets—100.0%		$2,103,567,709

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $53,134,195 and the collateral received consisted of cash in the amount of $55,069,843. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,655,245,337. The aggregate unrealized appreciation and depreciation of investments were $520,626,019 and $(15,929,162), respectively, resulting in net unrealized appreciation of $504,696,857.

MIST-70

Met Investors Series Trust

ClearBridge Aggressive Growth Portfolio II (formerly, Janus Forty Portfolio)

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$64,644,099	$—	$—	$64,644,099
Auto Components	53,660,990	—	—	53,660,990
Beverages	—	54,118,633	—	54,118,633
Biotechnology	177,608,653	—	—	177,608,653
Chemicals	62,441,649	—	—	62,441,649
Commercial Banks	63,751,587	—	—	63,751,587
Diversified Financial Services	48,349,238	—	—	48,349,238
Diversified Telecommunication Services	—	32,599,140	—	32,599,140
Electronic Equipment, Instruments & Components	93,245,486	—	—	93,245,486
Health Care Equipment & Supplies	20,489,783	—	—	20,489,783
Health Care Providers & Services	156,923,869	—	—	156,923,869
Health Care Technology	10,027,253	—	—	10,027,253
Hotels, Restaurants & Leisure	65,127,073	—	—	65,127,073
Insurance	—	64,927,424	—	64,927,424
Internet & Catalog Retail	94,916,380	—	—	94,916,380
Internet Software & Services	180,369,643	—	—	180,369,643
IT Services	79,172,132	—	—	79,172,132
Machinery	21,005,817	—	—	21,005,817
Media	139,722,302	—	—	139,722,302
Pharmaceuticals	121,492,938	—	—	121,492,938
Road & Rail	67,008,618	—	—	67,008,618
Software	61,697,274	—	—	61,697,274
Specialty Retail	138,749,257	—	—	138,749,257
Textiles, Apparel & Luxury Goods	48,300,225	103,788,055	—	152,088,280
Wireless Telecommunication Services	41,676,833	—	—	41,676,833
Total Common Stocks	1,810,381,099	255,433,252	—	2,065,814,351
Short-Term Investments
Mutual Fund	55,069,843	—	—	55,069,843
Repurchase Agreement	—	39,058,000	—	39,058,000
Total Short-Term Investments	55,069,843	39,058,000	—	94,127,843
Total Investments	$1,865,450,942	$294,491,252	$—	$2,159,942,194

Collateral for securities loaned (Liability)	$—	$(55,069,843)	$—	$(55,069,843)

MIST-71

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Textron, Inc.	363,858	$10,046,119
Triumph Group, Inc.	128,153	8,998,904

		19,045,023

Auto Components—1.7%
Delphi Automotive plc	187,758	10,968,822
TRW Automotive Holdings Corp. (a)	86,748	6,186,000

		17,154,822

Beverages—1.6%
Constellation Brands, Inc. - Class A (a)	158,329	9,088,084
Monster Beverage Corp. (a)	129,423	6,762,352

		15,850,436

Building Products—0.5%
Owens Corning (a)	128,059	4,863,681

Capital Markets—2.6%
Invesco, Ltd.	498,444	15,900,364
Raymond James Financial, Inc.	238,944	9,956,796

		25,857,160

Chemicals—1.9%
Ashland, Inc.	69,282	6,407,199
Celanese Corp. - Series A	241,754	12,762,194

		19,169,393

Commercial Banks—5.9%
CIT Group, Inc. (a)	206,342	10,063,299
First Republic Bank	165,857	7,733,912
Huntington Bancshares, Inc.	1,230,924	10,167,432
M&T Bank Corp. (b)	168,154	18,819,796
Signature Bank (a)	61,719	5,648,523
Zions Bancorporation	247,801	6,794,703

		59,227,665

Commercial Services & Supplies—1.8%
Tyco International, Ltd.	284,057	9,936,314
Waste Connections, Inc. (b)	185,308	8,414,836

		18,351,150

Communications Equipment—2.1%
Juniper Networks, Inc. (a)	660,607	13,119,655
Polycom, Inc. (a)	748,479	8,173,391

		21,293,046

Computers & Peripherals—1.1%
NetApp, Inc.	260,586	11,106,175

Consumer Finance—1.2%
SLM Corp.	488,918	12,174,058

Containers & Packaging—0.9%
Packaging Corp. of America	133,706	7,633,276
Sealed Air Corp.	62,760	1,706,444

		9,339,720

Diversified Financial Services—2.2%
ING U.S., Inc.	363,667	10,622,713
NASDAQ OMX Group, Inc. (The)	348,371	11,179,225

		21,801,938

Electric Utilities—4.4%
Edison International	283,315	13,049,489
OGE Energy Corp.	205,187	7,405,199
PPL Corp.	348,446	10,585,789
Xcel Energy, Inc.	488,372	13,483,951

		44,524,428

Energy Equipment & Services—2.0%
Cameron International Corp. (a)	172,120	10,046,644
Oil States International, Inc. (a)	96,271	9,960,198

		20,006,842

Food & Staples Retailing—0.5%
Safeway, Inc.	144,972	4,637,654

Food Products—1.6%
Ingredion, Inc.	132,953	8,797,500
Tyson Foods, Inc. - Class A	251,594	7,115,078

		15,912,578

Health Care Equipment & Supplies—2.1%
C.R. Bard, Inc.	85,115	9,805,248
CareFusion Corp. (a)	299,744	11,060,554

		20,865,802

Health Care Providers & Services—5.4%
Aetna, Inc.	158,067	10,119,449
Cardinal Health, Inc.	337,612	17,606,466
Envision Healthcare Holdings, Inc. (a)	72,047	1,875,384
Humana, Inc.	167,685	15,650,041
Tenet Healthcare Corp. (a)	210,805	8,683,058

		53,934,398

Hotels, Restaurants & Leisure—2.4%
MGM Resorts International (a) (b)	554,568	11,335,370
Starwood Hotels & Resorts Worldwide, Inc.	197,297	13,110,386

		24,445,756

Household Durables—2.5%
Lennar Corp. - Class A (b)	170,099	6,021,505
Toll Brothers, Inc. (a)	280,271	9,089,188
Whirlpool Corp.	69,313	10,150,196

		25,260,889

MIST-72

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.9%
Calpine Corp. (a)	443,909	$8,625,152

Industrial Conglomerates—1.1%
Carlisle Cos., Inc.	154,658	10,870,911

Insurance—9.3%
Everest Re Group, Ltd.	91,110	13,248,305
Genworth Financial, Inc. - Class A (a)	733,452	9,380,851
Hartford Financial Services Group, Inc.	285,681	8,890,393
Lincoln National Corp.	290,521	12,198,977
Markel Corp. (a)	11,389	5,896,883
Principal Financial Group, Inc. (b)	402,427	17,231,924
W.R. Berkley Corp.	176,265	7,554,718
Willis Group Holdings plc	228,786	9,913,297
XL Group plc	301,534	9,293,278

		93,608,626

Internet & Catalog Retail—2.0%
Expedia, Inc. (b)	95,366	4,939,005
Liberty Interactive Corp. - Class A (a)	655,388	15,381,957

		20,320,962

Internet Software & Services—0.7%
Akamai Technologies, Inc. (a)	126,192	6,524,126

IT Services—2.2%
Computer Sciences Corp.	135,708	7,021,532
Fidelity National Information Services, Inc.	213,798	9,928,779
Teradata Corp. (a)	95,045	5,269,295

		22,219,606

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	301,899	15,472,324

Machinery—5.0%
Flowserve Corp.	92,065	5,743,935
Parker Hannifin Corp.	120,436	13,093,802
Stanley Black & Decker, Inc.	131,403	11,901,170
Terex Corp. (a)	222,872	7,488,499
Timken Co.	189,357	11,437,163

		49,664,569

Media—1.7%
Liberty Media Corp. - Class A (a)	76,881	11,313,039
Scripps Networks Interactive, Inc. - Class A	67,582	5,278,830

		16,591,869

Metals & Mining—1.7%
Carpenter Technology Corp. (b)	124,015	7,206,511
Reliance Steel & Aluminum Co.	137,247	10,056,088

		17,262,599

Multi-Utilities—2.9%
NiSource, Inc.	303,344	9,370,296
SCANA Corp. (b)	156,485	7,204,569

Multi-Utilities—(Continued)
Sempra Energy	139,944	11,979,207

		28,554,072

Multiline Retail—0.6%
Macy’s, Inc.	128,391	5,555,479

Oil, Gas & Consumable Fuels—7.3%
Chesapeake Energy Corp.	777,544	20,122,839
Cimarex Energy Co.	158,484	15,277,858
Concho Resources, Inc. (a)	77,967	8,483,589
Pioneer Natural Resources Co.	82,373	15,552,022
Range Resources Corp.	95,838	7,273,146
Tesoro Corp.	143,183	6,297,188

		73,006,642

Paper & Forest Products—0.5%
International Paper Co.	115,082	5,155,674

Pharmaceuticals—0.9%
Mylan, Inc. (a)	235,801	9,000,524

Real Estate Investment Trusts—7.5%
Alexandria Real Estate Equities, Inc.	108,214	6,909,464
AvalonBay Communities, Inc.	122,338	15,547,936
Camden Property Trust	83,466	5,128,151
DDR Corp. (b)	368,594	5,790,612
Digital Realty Trust, Inc. (b)	150,646	7,999,303
MFA Financial, Inc.	693,581	5,167,178
Starwood Property Trust, Inc.	369,522	8,857,442
Tanger Factory Outlet Centers, Inc.	216,692	7,074,994
Taubman Centers, Inc.	87,478	5,888,144
Two Harbors Investment Corp.	665,074	6,457,869

		74,821,093

Semiconductors & Semiconductor Equipment—5.2%
Altera Corp.	421,263	15,654,133
Applied Materials, Inc.	455,783	7,994,434
KLA-Tencor Corp.	65,305	3,973,809
Lam Research Corp. (a)	255,082	13,057,648
Maxim Integrated Products, Inc.	172,763	5,148,337
NVIDIA Corp.	390,165	6,070,968

		51,899,329

Software—1.3%
Citrix Systems, Inc. (a)	74,123	5,233,825
PTC, Inc. (a)	266,480	7,576,026

		12,809,851

Textiles, Apparel & Luxury Goods—0.7%
PVH Corp.	63,055	7,483,998

Total Common Stocks (Cost $870,836,593)		994,270,020

MIST-73

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—7.1%

Security Description	Shares/Principal Amount*	Value

Mutual Fund—6.7%
State Street Navigator Securities Lending MET Portfolio (c)	66,844,892	$66,844,892

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $4,429,000 on 10/01/13, collateralized by $4,490,000 Federal National Mortgage Association at 1.125% due 04/27/17 with a value of $4,518,063.	4,429,000	4,429,000

Total Short-Term Investments (Cost $71,273,892)		71,273,892

Total Investments—106.4% (Cost $942,110,485) (d)		1,065,543,912
Other assets and liabilities (net)—(6.4)%		(63,853,377)

Net Assets—100.0%		$1,001,690,535

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $65,054,217 and the collateral received consisted of cash in the amount of $66,844,892. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $942,110,485. The aggregate unrealized appreciation and depreciation of investments were $138,731,588 and $(15,298,161), respectively, resulting in net unrealized appreciation of $123,433,427.

MIST-74

Met Investors Series Trust

Goldman Sachs Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$994,270,020	$—	$—	$994,270,020
Short-Term Investments
Mutual Fund	66,844,892	—	—	66,844,892
Repurchase Agreement	—	4,429,000	—	4,429,000
Total Short-Term Investments	66,844,892	4,429,000	—	71,273,892
Total Investments	$1,061,114,912	$4,429,000	$—	$1,065,543,912

Collateral for securities loaned (Liability)	$—	$(66,844,892)	$—	$(66,844,892)

*	See Schedule of Investments for additional detailed categorizations.

MIST-75

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Australia—5.1%
AMP, Ltd.	21,480,482	$92,395,053
Orica, Ltd.	4,812,443	90,085,257

		182,480,310

Canada—1.9%
Thomson Reuters Corp. (a)	1,930,200	67,497,504

France—13.5%
BNP Paribas S.A.	1,995,987	135,099,870
Christian Dior S.A.	179,171	35,151,312
Danone S.A.	848,600	63,894,340
Kering S.A.	334,900	75,089,708
LVMH Moet Hennessy Louis Vuitton S.A.	259,800	51,202,513
Pernod-Ricard S.A.	534,300	66,385,470
Publicis Groupe S.A. (a)	540,668	43,037,715
Sanofi	127,600	12,939,737

		482,800,665

Germany—12.2%
Allianz SE	759,000	119,317,637
Bayerische Motoren Werke (BMW) AG	954,200	102,581,173
Continental AG	149,800	25,389,747
Daimler AG	1,476,500	115,087,069
SAP AG	987,300	72,973,355

		435,348,981

Ireland—1.7%
Experian plc	3,226,700	61,459,493

Israel—1.4%
Check Point Software Technologies, Ltd. (a) (b)	901,100	50,966,216

Italy—3.7%
Intesa Sanpaolo S.p.A.	63,199,500	130,575,991

Japan—13.6%
Canon, Inc.	3,363,000	107,469,514
Daiwa Securities Group, Inc. (a)	9,339,000	84,267,566
FANUC Corp.	56,900	9,409,330
Honda Motor Co., Ltd.	2,099,800	80,244,540
Meitec Corp. (a)	452,700	13,058,859
Olympus Corp. (b)	2,343,900	71,342,515
Omron Corp.	568,600	20,577,807
Rohm Co., Ltd.	443,300	18,235,303
Secom Co., Ltd.	238,800	14,987,831
Toyota Motor Corp.	1,028,000	65,926,810

		485,520,075

Netherlands—8.2%
Akzo Nobel NV	1,123,362	73,847,024
CNH Industrial NV (b)	7,347,600	94,233,134
Heineken Holding NV	403,000	25,497,573
Koninklijke Ahold NV	2,293,700	39,742,124
Koninklijke Philips NV	1,816,541	58,584,499

		291,904,354

South Korea—0.3%
Samsung Electronics Co., Ltd.	7,700	9,749,001

Sweden—4.8%
Atlas Copco AB - B Shares	2,129,794	56,318,439
Hennes & Mauritz AB - B Shares (a)	1,577,800	68,622,148
SKF AB - B Shares	1,728,700	48,138,844

		173,079,431

Switzerland—17.9%
Adecco S.A. (b)	1,022,200	73,008,889
Cie Financiere Richemont S.A.	615,200	61,481,245
Credit Suisse Group AG (b)	6,061,093	185,731,587
Geberit AG	14,400	3,889,425
Givaudan S.A. (b)	12,580	18,401,591
Holcim, Ltd. (b)	1,311,800	97,659,430
Kuehne & Nagel International AG	690,600	90,463,934
Nestle S.A.	1,143,100	80,065,156
Novartis AG	355,100	27,295,032

		637,996,289

United Kingdom—14.8%
Diageo plc	2,076,800	65,993,713
GlaxoSmithKline plc	2,064,000	51,874,387
Lloyds Banking Group plc (b)	72,447,000	86,433,883
Schroders plc	1,570,789	65,440,063
Signet Jewelers, Ltd.	221,692	15,884,232
Smiths Group plc (a)	2,550,800	57,742,138
TESCO plc	13,746,100	79,912,454
Willis Group Holdings plc	1,908,200	82,682,306
Wolseley plc	178,922	9,263,649
WPP plc	652,900	13,441,075

		528,667,900

Total Common Stocks (Cost $2,921,606,817)		3,538,046,210

Short-Term Investments—2.3%

Mutual Fund—2.0%
State Street Navigator Securities Lending MET Portfolio (c)	72,683,879	72,683,879

MIST-76

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $10,843,000 on 10/01/13, collateralized by $11,140,000 U.S. Government Agency obligations with rates ranging from 0.625% - 0.875%, maturity dates ranging from 04/30/17 - 05/31/17 with a value of $11,062,821.	10,843,000	$10,843,000

Total Short-Term Investments (Cost $83,526,879)		83,526,879

Total Investments—101.4% (Cost $3,005,133,696) (d)		3,621,573,089
Other assets and liabilities (net)—(1.4)%		(51,669,978)

Net Assets—100.0%		$3,569,903,111

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $162,182,076 and the collateral received consisted of cash in the amount of $72,683,879 and non-cash collateral with a value of $98,313,234. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $3,005,133,696. The aggregate unrealized appreciation and depreciation of investments were $672,224,678 and $(55,785,285), respectively, resulting in net unrealized appreciation of $616,439,393.

Ten Largest Industries as of September 30, 2013	% of Net Assets
Automobiles	10.2
Commercial Banks	9.9
Capital Markets	9.4
Insurance	8.3
Textiles, Apparel & Luxury Goods	6.3
Machinery	5.8
Chemicals	5.1
Beverages	4.4
Professional Services	4.1
Food Products	4.0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	19,900,000	State Street Bank and Trust	12/18/13	$18,012,088	$460,183

Contracts to Deliver
AUD	100,400,000	State Street Bank and Trust	12/18/13	$102,136,920	$8,940,138
CHF	145,600,000	State Street Bank and Trust	03/19/14	156,928,682	(4,321,580)
JPY	3,495,000,000	State Street Bank and Trust	12/18/13	35,743,506	169,597
SEK	350,000,000	State Street Bank and Trust	06/18/14	53,392,726	(738,980)

Net Unrealized Appreciation					$4,509,358

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona

MIST-77

Met Investors Series Trust

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$182,480,310	$—	$182,480,310
Canada	67,497,504	—	—	67,497,504
France	—	482,800,665	—	482,800,665
Germany	—	435,348,981	—	435,348,981
Ireland	—	61,459,493	—	61,459,493
Israel	50,966,216	—	—	50,966,216
Italy	—	130,575,991	—	130,575,991
Japan	—	485,520,075	—	485,520,075
Netherlands	94,233,134	197,671,220	—	291,904,354
South Korea	—	9,749,001	—	9,749,001
Sweden	—	173,079,431	—	173,079,431
Switzerland	—	637,996,289	—	637,996,289
United Kingdom	98,566,538	430,101,362	—	528,667,900
Total Common Stocks	311,263,392	3,226,782,818	—	3,538,046,210
Short-Term Investments
Mutual Fund	72,683,879	—	—	72,683,879
Repurchase Agreement	—	10,843,000	—	10,843,000
Total Short-Term Investments	72,683,879	10,843,000	—	83,526,879
Total Investments	$383,947,271	$3,237,625,818	$—	$3,621,573,089

Collateral for securities loaned (Liability)	$—	$(72,683,879)	$—	$(72,683,879)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$9,569,918	$—	$9,569,918
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,060,560)	—	(5,060,560)
Total Forward Contracts	$—	$4,509,358	$—	$4,509,358

MIST-78

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Municipals—2.6% of Net Assets

Security Description	Shares/Principal Amount*	Value
Gainesville & Hall County, GA, Development Authority Revenue 0.160%, 03/01/21 (a)	24,300,000	$24,300,000
Minnesota State Office of Higher Education Revenue 0.120%, 08/01/47 (a)	12,242,000	12,242,000

Total Municipals (Cost $36,542,000)		36,542,000

Commodity-Linked Securities—2.0%
Canadian Imperial Bank of Commerce Commodity Linked EMTN Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index multiplied by 2), 12/11/13	5,725,000	5,082,083
Canadian Imperial Bank of Commerce Commodity Linked EMTN Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index multiplied by 2), 12/13/13	3,800,000	3,686,000
Cargill, Inc. Commodity Linked Note, one month LIBOR rate (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 05/12/14	11,540,387	13,363,060
Cargill, Inc. Commodity Linked Note, one month LIBOR rate (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 11/20/13 (144A)	5,705,000	5,449,308

Total Commodity-Linked Securities (Cost $26,770,387)		27,580,451

Short-Term Investments—90.3%

Mutual Funds—19.0%
Premier Portfolio, Institutional Class 0.026% (b) (c)	46,578,732	46,578,732
STIC (Global Series) PLC - U.S. Dollar Liquidity Portfolio, Institutional Class 0.000% (b) (c)	174,094,153	174,094,153
STIT-Liquid Assets Portfolio, Institutional Class 0.074% (b) (c)	46,578,732	46,578,732

		267,251,617

U.S. Treasury—7.2%
U.S. Treasury Bills 0.046%, 03/06/14 (d)	16,800,000	16,796,724
0.051%, 02/27/14 (d)	23,546,000	23,541,127

U.S. Treasury—(Continued)
U.S. Treasury Bills 0.061%, 01/23/14 (d) (e)	9,000,000	8,998,290
0.061%, 02/06/14 (d)	26,549,000	26,543,336
0.063%, 01/23/14 (d) (e)	10,150,000	10,147,991
0.100%, 01/23/14 (d) (e)	2,500,000	2,499,525
0.135%, 01/09/14 (d)	8,100,000	8,097,019
0.137%, 01/09/14 (d)	4,100,000	4,098,463

		100,722,475

Commercial Paper—64.1%
Atlantic Asset Securitization LLC 0.152%, 10/10/13 (d)	20,200,000	20,199,242
0.152%, 10/25/13 (d)	25,000,000	24,997,500
Banque et Caisse d’Epargne de L’Etat 0.122%, 10/10/13 (d)	32,000,000	31,999,040
Barton Capital LLC 0.270%, 12/03/13	39,000,000	39,000,000
BHP Billiton Finance USA, Ltd. 0.122%, 11/14/13 (d)	19,100,000	19,097,199
BMW US Capital LLC 0.112%, 11/06/13 (d)	45,000,000	44,995,050
Caisse des Depots et Consignations 0.093%, 11/04/13 (d)	12,000,000	11,998,980
Collateralized Commercial Paper II Co. LLC 0.305%, 12/30/13 (d)	10,670,000	10,661,998
0.305%, 02/05/14 (d)	14,300,000	14,284,866
Concord Minutemen Capital Co. LLC 0.223%, 10/09/13 (d)	45,000,000	44,997,800
Gotham Funding Corp. 0.172%, 10/01/13 (d)	40,000,000	40,000,000
International Business Machines Corp. 0.041%, 10/08/13 (d)	45,000,000	44,999,650
Jupiter Securitization Co. LLC 0.244%, 03/12/14 (d)	22,900,000	22,875,268
KFW 0.132%, 11/27/13 (d)	7,000,000	6,998,559
Manhattan Asset Funding Co. LLC 0.172%, 10/21/13 (d)	36,875,000	36,871,517
Market Street Funding LLC 0.152%, 10/03/13 (d)	31,460,000	31,459,738
0.172%, 10/11/13 (d)	9,080,000	9,079,571
National Australia Funding Delaware, Inc. 0.147%, 11/12/13 (d)	40,000,000	39,993,233
Natixis US Finance Co. LLC 0.203%, 11/04/13 (d)	35,000,000	34,993,389
Nieuw Amsterdam Receivables Corp. 0.142%, 10/09/13 (d)	20,000,000	19,999,378
Oversea-Chinese Banking Corp., Ltd. 0.178%, 11/04/13 (d)	7,000,000	6,998,843
Regency Markets No. 1 LLC 0.152%, 10/11/13 (d)	39,000,000	38,998,375
Scaldis Capital LLC 0.183%, 11/18/13 (d)	32,470,000	32,462,207

MIST-79

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Sheffield Receivables Corp. 0.193%, 10/22/13 (d)	20,000,000	$19,997,783
0.193%, 10/23/13 (d)	25,000,000	24,997,097
Societe Generale North America, Inc. 0.203%, 11/04/13 (d)	32,500,000	32,493,861
Standard Chartered Bank 0.223%, 11/15/13 (d)	45,000,000	44,987,625
Svenska Handelsbanken AB 0.185%, 11/20/13 (d)	36,000,000	36,000,250
0.190%, 10/18/13	9,460,000	9,460,000
Thunder Bay Funding LLC 0.203%, 10/23/13 (d)	30,000,000	29,996,333
UOB Funding LLC 0.081%, 10/07/13 (d)	10,000,000	9,999,867
Wal-Mart Stores, Inc. 0.101%, 10/17/13 (d)	30,000,000	29,998,667
Wells Fargo Bank NA 0.220%, 02/11/14	35,000,000	35,000,000

		900,892,886

Total Short-Term Investments (Cost $1,268,866,978)		1,268,866,978

Total Investments—94.9% (Cost $1,332,179,365) (f)		1,332,989,429
Other assets and liabilities (net)—5.1%		72,178,883

Net Assets—100.0%		$1,405,168,312

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2013.
(d)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2013, the market value of securities pledged was $10,204,018.
(f)	As of September 30, 2013, the aggregate cost of investments was $1,332,179,365. The aggregate unrealized appreciation and depreciation of investments were $1,822,673 and $(1,012,609), respectively, resulting in net unrealized appreciation of $810,064.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $5,449,308, which is 0.4% of net assets.
(EMTN)—	Euro Medium-Term Note

The Portfolio invests in commodity-related instruments through its investment in the Invesco Balanced-Risk Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	12/18/13	305	USD	13,778,361	$249,733
Australian 10 Year Treasury Bond Futures	12/16/13	1,952	AUD	224,446,479	4,792,878
Brent Crude Oil Futures	10/16/13	260	USD	29,546,504	(1,370,304)
Canada Government Bond 10 Year Futures	12/18/13	1,535	CAD	196,604,028	2,323,549
Euro Stoxx 50 Index Futures	12/20/13	2,865	EUR	82,088,663	533,952
FTSE 100 Index Futures	12/20/13	905	GBP	59,565,874	(2,232,302)
Gas Oil Futures	10/10/13	153	USD	13,982,090	(13,190)
Gasoline RBOB Futures	10/31/13	199	USD	22,456,583	(490,087)
German Euro Bund Futures	12/06/13	1,025	EUR	141,145,465	3,878,670
Hang Seng Index Futures	10/30/13	368	HKD	426,618,307	(718,306)
Japanese 10 Year Government Bond Mini Futures	12/11/13	106	JPY	15,158,336,421	1,204,370
NY Harbor USLD Futures	01/31/14	7	USD	920,177	(50,319)
Russell 2000 Mini Index Futures	12/20/13	673	USD	70,651,002	1,454,218
S&P 500 E-Mini Index Futures	12/20/13	1,143	USD	95,270,928	415,317
Silver Futures	12/27/13	286	USD	34,137,076	(3,094,636)
Topix Index Futures	12/12/13	810	JPY	9,494,278,541	2,007,950
U.S. Treasury Bond 30 Year Futures	12/19/13	723	USD	94,837,577	1,592,548
United Kingdom Long Gilt Bond Futures	12/27/13	1,164	GBP	125,943,829	3,996,502

MIST-80

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
WTI Light Sweet Crude Oil Futures	12/18/13	243	USD	22,965,128	$1,614,323

Net Unrealized Appreciation					$16,094,866

Swap Agreements

Total Return Swap Agreements

Pay/Receive Floating Rate	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	0.3300%	05/12/14	Barclays Bank PLC	Barclays Commodity Strategy 1452 Index	USD	26,494,049	$777,700	$—	$777,700
Receive	0.5300%	10/09/14	Barclays Bank PLC	Barclays Commodity Strategy 1635 Excess Return Index	USD	19,964,210	—	—	—
Receive	0.3000%	04/11/14	Canadian Imperial Bank of Commerce	CIBC Dynamic Roll LME Copper Excess Return Index	USD	26,805,940	474,156	—	474,156
Receive	0.4500%	10/15/13	JP Morgan Chase Bank N.A.	Excess Return Commodity Index	USD	11,609,774	71,915	—	71,915
Receive	0.2500%	05/07/14	Merrill Lynch	MLCX Dynamic Enhanced Copper Excess Return Index	USD	13,316,853	7,194	—	7,194
Receive	0.1400%	02/24/14	Merrill Lynch	Merrill Lynch Gold Excess Return Index	USD	22,256,458	204,622	—	204,622
Receive	0.6000%	11/04/13	Goldman Sachs Intl.	S&P GSCI 3 Month Forward Index	USD	13,479,688	(265,455)	—	(265,455)
Receive	0.0900%	04/22/14	JPMorgan Chase Bank N.A.	S&P GSCI Gold Index Excess Return	USD	17,779,650	(16)	—	(16)
Receive	0.1200%	05/16/14	Cargill, Inc.	Single Commodity Index Excess Return	USD	41,174,550	—	—	—

Totals							$1,270,116	$—	$1,270,116

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(USD)—	United States Dollar

MIST-81

Met Investors Series Trust

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Municipals	$—	$36,542,000	$—	$36,542,000
Total Commodity-Linked Securities*	—	27,580,451	—	27,580,451
Short-Term Investments
Mutual Funds	267,251,617	—	—	267,251,617
U.S. Treasury	—	100,722,475	—	100,722,475
Commercial Paper	—	900,892,886	—	900,892,886
Total Short-Term Investments	267,251,617	1,001,615,361	—	1,268,866,978
Total Investments	$267,251,617	$1,065,737,812	$—	$1,332,989,429

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$24,064,010	$—	$—	$24,064,010
Futures Contracts (Unrealized Depreciation)	(7,969,144)	—	—	(7,969,144)
Total Futures Contracts	$16,094,866	$—	$—	$16,094,866
Swap Contracts
Swap Contracts at Value (Assets)	$—	$1,535,587	$—	$1,535,587
Swap Contracts at Value (Liabilities)	—	(265,471)	—	(265,471)
Total Swap Contracts	$—	$1,270,116	$—	$1,270,116

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-82

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Honeywell International, Inc.	242,466	$20,134,376
Textron, Inc.	661,421	18,261,834

		38,396,210

Auto Components—1.0%
Johnson Controls, Inc.	618,322	25,660,363

Automobiles—2.2%
General Motors Co. (a)	1,544,590	55,558,902

Capital Markets—5.6%
Bank of New York Mellon Corp. (The)	1,832,773	55,331,417
Goldman Sachs Group, Inc. (The)	165,200	26,136,292
Morgan Stanley	1,376,413	37,094,330
State Street Corp.	299,888	19,717,636

		138,279,675

Commercial Banks—5.4%
Fifth Third Bancorp	1,453,231	26,216,287
PNC Financial Services Group, Inc. (The)	555,612	40,254,089
U.S. Bancorp	339,715	12,426,775
Wells Fargo & Co.	1,318,719	54,489,469

		133,386,620

Communications Equipment—1.1%
Cisco Systems, Inc.	1,198,966	28,079,784

Computers & Peripherals—1.9%
Hewlett-Packard Co.	2,214,119	46,452,217

Diversified Financial Services—8.9%
Bank of America Corp.	2,890,219	39,885,022
Citigroup, Inc.	2,043,672	99,138,529
JPMorgan Chase & Co.	1,538,594	79,529,924

		218,553,475

Diversified Telecommunication Services—1.3%
AT&T, Inc.	295,522	9,994,554
Verizon Communications, Inc.	320,592	14,958,823
Vivendi S.A.	328,147	7,552,031

		32,505,408

Electric Utilities—1.9%
FirstEnergy Corp.	420,776	15,337,285
PPL Corp.	1,013,217	30,781,533

		46,118,818

Electrical Equipment—1.3%
Emerson Electric Co.	492,629	31,873,096

Electronic Equipment, Instruments & Components—1.2%
Corning, Inc.	2,114,627	30,852,408

Energy Equipment & Services—5.3%
Halliburton Co.	1,149,922	55,368,744
Noble Corp.	312,736	11,812,039
Weatherford International, Ltd. (a)	4,074,412	62,460,736

		129,641,519

Food & Staples Retailing—1.5%
CVS Caremark Corp.	672,299	38,152,968

Food Products—4.3%
Archer-Daniels-Midland Co.	519,291	19,130,680
ConAgra Foods, Inc.	820,206	24,885,050
Mondelez International, Inc. - Class A	749,886	23,561,418
Tyson Foods, Inc. - Class A	607,410	17,177,555
Unilever NV	553,959	20,895,334

		105,650,037

Health Care Providers & Services—4.6%
Cardinal Health, Inc.	424,781	22,152,329
Express Scripts Holding Co. (a)	151,215	9,342,063
UnitedHealth Group, Inc.	728,036	52,134,658
WellPoint, Inc.	356,170	29,779,374

		113,408,424

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	1,034,810	33,776,198

Household Durables—0.6%
Newell Rubbermaid, Inc.	552,170	15,184,675

Industrial Conglomerates—2.1%
General Electric Co.	2,130,763	50,903,928

Insurance—3.0%
Aflac, Inc.	260,054	16,120,748
Allstate Corp. (The)	946,179	47,829,348
Travelers Cos., Inc. (The)	115,204	9,765,843

		73,715,939

Internet Software & Services—2.3%
eBay, Inc. (a)	672,082	37,495,455
Yahoo!, Inc. (a)	593,947	19,695,282

		57,190,737

Machinery—1.6%
Ingersoll-Rand plc	623,060	40,461,516

Media—8.7%
Comcast Corp. - Class A	906,977	40,950,012
Time Warner Cable, Inc.	461,075	51,455,970
Time Warner, Inc.	289,955	19,081,939
Twenty-First Century Fox, Inc. - Class B	1,127,290	37,651,486
Viacom, Inc. - Class B	776,342	64,886,664

		214,026,071

MIST-83

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—0.9%
Alcoa, Inc. (b)	2,648,344	$21,504,553

Multiline Retail—1.6%
Kohl’s Corp. (b)	381,793	19,757,788
Target Corp.	294,342	18,832,001

		38,589,789

Oil, Gas & Consumable Fuels—9.8%
BP plc (ADR)	1,134,642	47,689,003
Chevron Corp.	258,442	31,400,703
Murphy Oil Corp. (b)	595,820	35,939,862
Occidental Petroleum Corp.	338,648	31,677,134
QEP Resources, Inc.	934,093	25,865,035
Royal Dutch Shell plc (ADR)	604,536	39,705,925
Suncor Energy, Inc.	806,704	28,863,869

		241,141,531

Paper & Forest Products—1.1%
International Paper Co.	591,516	26,499,917

Pharmaceuticals—10.4%
Bristol-Myers Squibb Co.	808,796	37,431,079
GlaxoSmithKline plc (ADR)	497,016	24,935,293
Merck & Co., Inc.	1,131,797	53,884,855
Novartis AG	491,305	37,764,533
Pfizer, Inc.	1,490,993	42,806,409
Roche Holding AG (ADR)	372,729	25,170,389
Sanofi (ADR)	677,780	34,316,002

		256,308,560

Semiconductors & Semiconductor Equipment—0.6%
Intel Corp. (b)	602,640	13,812,509

Software—3.0%
Autodesk, Inc. (a)	327,812	13,496,020
Microsoft Corp.	1,781,205	59,331,939

		72,827,959

Specialty Retail—0.3%
Murphy USA, Inc. (a) (b)	85,874	3,468,451
Staples, Inc. (b)	341,170	4,998,140

		8,466,591

Wireless Telecommunication Services—1.0%
Vodafone Group plc (ADR)	686,917	24,165,740

Total Common Stocks (Cost $1,849,574,825)		2,401,146,137

Short-Term Investments—4.9%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—2.3%
State Street Navigator Securities Lending MET Portfolio (c)	56,940,657	56,940,657

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $64,432,000 on 10/01/13, collateralized by $65,325,000 U.S.Government Agency obligations with rates ranging from 0.250% - 1.125%, maturity dates ranging from 06/30/14 - 04/30/17 with a value of $65,724,734.	64,432,000	64,432,000

Total Short-Term Investments (Cost $121,372,657)		121,372,657

Total Investments—102.4% (Cost $1,970,947,482) (d)		2,522,518,794
Other assets and liabilities (net)—(2.4)%		(59,789,584)

Net Assets—100.0%		$2,462,729,210

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $59,693,059 and the collateral received consisted of cash in the amount of $56,940,657 and non-cash collateral with a value of $5,066,370. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,970,947,482. The aggregate unrealized appreciation and depreciation of investments were $589,391,207 and $(37,819,895), respectively, resulting in net unrealized appreciation of $551,571,312.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-84

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Depreciation
CAD	25,211,051	Canadian Imperial Bank of Commerce	10/18/13	$24,330,060	$(135,341)
CHF	15,059,825	Bank of New York Mellon Corp.	10/18/13	16,119,177	(535,617)
CHF	17,984,734	Citibank N.A.	10/18/13	19,231,431	(658,046)
CHF	15,059,825	State Street Bank and Trust	10/18/13	16,117,625	(537,169)
EUR	14,608,344	Bank of New York Mellon Corp.	10/18/13	19,376,975	(386,709)
EUR	14,608,344	Canadian Imperial Bank of Commerce	10/18/13	19,382,716	(380,968)
EUR	14,608,344	Citibank N.A.	10/18/13	19,381,182	(382,502)
EUR	15,626,036	State Street Bank and Trust	10/18/13	20,720,592	(419,931)
GBP	12,920,637	Bank of New York Mellon Corp.	10/18/13	20,308,141	(606,460)
GBP	12,920,638	Canadian Imperial Bank of Commerce	10/18/13	20,305,428	(609,174)
GBP	12,938,198	Citibank N.A.	10/18/13	20,333,219	(609,807)
GBP	12,920,638	State Street Bank and Trust	10/18/13	20,310,855	(603,747)

Net Unrealized Depreciation					$(5,865,471)

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound

MIST-85

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,396,210	$—	$—	$38,396,210
Auto Components	25,660,363	—	—	25,660,363
Automobiles	55,558,902	—	—	55,558,902
Capital Markets	138,279,675	—	—	138,279,675
Commercial Banks	133,386,620	—	—	133,386,620
Communications Equipment	28,079,784	—	—	28,079,784
Computers & Peripherals	46,452,217	—	—	46,452,217
Diversified Financial Services	218,553,475	—	—	218,553,475
Diversified Telecommunication Services	24,953,377	7,552,031	—	32,505,408
Electric Utilities	46,118,818	—	—	46,118,818
Electrical Equipment	31,873,096	—	—	31,873,096
Electronic Equipment, Instruments & Components	30,852,408	—	—	30,852,408
Energy Equipment & Services	129,641,519	—	—	129,641,519
Food & Staples Retailing	38,152,968	—	—	38,152,968
Food Products	105,650,037	—	—	105,650,037
Health Care Providers & Services	113,408,424	—	—	113,408,424
Hotels, Restaurants & Leisure	33,776,198	—	—	33,776,198
Household Durables	15,184,675	—	—	15,184,675
Industrial Conglomerates	50,903,928	—	—	50,903,928
Insurance	73,715,939	—	—	73,715,939
Internet Software & Services	57,190,737	—	—	57,190,737
Machinery	40,461,516	—	—	40,461,516
Media	214,026,071	—	—	214,026,071
Metals & Mining	21,504,553	—	—	21,504,553
Multiline Retail	38,589,789	—	—	38,589,789
Oil, Gas & Consumable Fuels	241,141,531	—	—	241,141,531
Paper & Forest Products	26,499,917	—	—	26,499,917
Pharmaceuticals	218,544,027	37,764,533	—	256,308,560
Semiconductors & Semiconductor Equipment	13,812,509	—	—	13,812,509
Software	72,827,959	—	—	72,827,959
Specialty Retail	8,466,591	—	—	8,466,591
Wireless Telecommunication Services	24,165,740	—	—	24,165,740
Total Common Stocks	2,355,829,573	45,316,564	—	2,401,146,137

MIST-86

Met Investors Series Trust

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$56,940,657	$—	$—	$56,940,657
Repurchase Agreement	—	64,432,000	—	64,432,000
Total Short-Term Investments	56,940,657	64,432,000	—	121,372,657
Total Investments	$2,412,770,230	$109,748,564	$—	$2,522,518,794

Collateral for securities loaned (Liability)	$—	$(56,940,657)	$—	$(56,940,657)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(5,865,471)	$—	$(5,865,471)

MIST-87

Met Investors Series Trust

Invesco Mid Cap Value Portfolio (formerly, Lord Abbett Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—83.2% of Net Assets

Security Description	Shares	Value

Auto Components—2.5%
Johnson Controls, Inc.	670,800	$27,838,200

Capital Markets—4.1%
Northern Trust Corp.	435,500	23,686,845
Stifel Financial Corp. (a)	560,200	23,091,444

		46,778,289

Chemicals—2.5%
WR Grace & Co. (a)	329,800	28,824,520

Commercial Banks—6.1%
BB&T Corp.	779,100	26,294,625
Comerica, Inc.	680,100	26,734,731
Wintrust Financial Corp.	404,700	16,621,029

		69,650,385

Computers & Peripherals—1.3%
Diebold, Inc.	505,900	14,853,224

Construction & Engineering—1.4%
Foster Wheeler AG (a)	587,510	15,475,013

Containers & Packaging—3.3%
Sealed Air Corp.	951,600	25,874,004
Sonoco Products Co.	295,299	11,498,943

		37,372,947

Diversified Telecommunication Services—2.7%
tw telecom, Inc. (a)	1,025,100	30,614,612

Electric Utilities—1.9%
Edison International	467,400	21,528,444

Electrical Equipment—1.4%
Babcock & Wilcox Co. (The)	484,593	16,340,476

Electronic Equipment, Instruments & Components—2.0%
Flextronics International, Ltd. (a)	2,505,300	22,773,177

Energy Equipment & Services—2.2%
Noble Corp.	654,900	24,735,573

Food Products—3.1%
ConAgra Foods, Inc.	1,169,600	35,485,664

Gas Utilities—1.1%
ONEOK, Inc.	236,900	12,631,508

Health Care Equipment & Supplies—1.7%
CareFusion Corp. (a)	536,000	19,778,400

Health Care Providers & Services—4.9%
Brookdale Senior Living, Inc. (a)	791,000	20,803,300
HealthSouth Corp.	510,800	17,612,384

Health Care Providers & Services—(Continued)
Universal Health Services, Inc. - Class B	236,700	17,750,133

		56,165,817

Household Durables—3.1%
Newell Rubbermaid, Inc.	1,289,500	35,461,250

Insurance—7.7%
ACE, Ltd.	358,900	33,578,684
Marsh & McLennan Cos., Inc.	754,600	32,862,830
Willis Group Holdings plc (b)	473,800	20,529,754

		86,971,268

IT Services—1.0%
Fidelity National Information Services, Inc.	245,700	11,410,308

Life Sciences Tools & Services—1.5%
PerkinElmer, Inc.	440,000	16,610,000

Machinery—5.9%
Ingersoll-Rand plc	445,100	28,904,794
Snap-on, Inc.	379,900	37,800,050

		66,704,844

Multi-Utilities—2.5%
CenterPoint Energy, Inc.	1,174,500	28,152,765

Multiline Retail—1.0%
Family Dollar Stores, Inc.	158,500	11,415,170

Oil, Gas & Consumable Fuels—5.3%
Newfield Exploration Co. (a)	984,700	26,951,239
Williams Cos., Inc. (The)	906,300	32,953,068

		59,904,307

Personal Products—1.0%
Avon Products, Inc.	532,800	10,975,680

Professional Services—2.0%
Robert Half International, Inc.	573,900	22,399,317

Real Estate Management & Development—1.8%
Forest City Enterprises, Inc. - Class A (a)	1,100,900	20,851,046

Road & Rail—1.7%
Swift Transportation Co. (a)	982,500	19,836,675

Specialty Retail—6.5%
Advance Auto Parts, Inc.	295,700	24,448,476
Ascena Retail Group, Inc. (a)	1,381,144	27,526,200
Express, Inc. (a)	948,500	22,375,115

		74,349,791

Total Common Stocks (Cost $938,040,942)		945,888,670

MIST-88

Met Investors Series Trust

Invesco Mid Cap Value Portfolio (formerly, Lord Abbett Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—11.9%

Security Description	Shares/Principal Amount*	Value

Mutual Fund—1.3%
State Street Navigator Securities Lending MET Portfolio (c)	14,622,734	$14,622,734

Repurchase Agreement—10.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $120,295,000 on 10/01/13, collateralized by $123,850,000 U.S. Treasury Note at 0.625% due 05/31/17 with a value of $122,705,007.	120,295,000	120,295,000
Total Short-Term Investments (Cost $134,917,734)		134,917,734

Total Investments—95.1% (Cost $1,072,958,676) (d)		1,080,806,404
Other assets and liabilities (net)—4.9%		55,614,043

Net Assets—100.0%		$1,136,420,447

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $14,158,727 and the collateral received consisted of cash in the amount of $14,622,734. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,072,958,676. The aggregate unrealized appreciation and depreciation of investments were $20,045,252 and $(12,197,524), respectively, resulting in net unrealized appreciation of $7,847,728.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Depreciation
S&P Midcap 400 E-Mini Index Futures	12/20/13	1,087	USD 135,027,140	$(173,920)

(USD)—	United States Dollar

MIST-89

Met Investors Series Trust

Invesco Mid Cap Value Portfolio (formerly, Lord Abbett Mid Cap Value Portfolio)

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$945,888,670	$—	$—	$945,888,670
Short-Term Investments
Mutual Fund	14,622,734	—	—	14,622,734
Repurchase Agreement	—	120,295,000	—	120,295,000
Total Short-Term Investments	14,622,734	120,295,000	—	134,917,734
Total Investments	$960,511,404	$120,295,000	$—	$1,080,806,404

Collateral for securities loaned (Liability)	$—	$(14,622,734)	$—	$(14,622,734)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(173,920)	$—	$—	$(173,920)

*	See Schedule of Investments for additional detailed categorizations.

MIST-90

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Hexcel Corp. (a)	319,549	$12,398,501
TransDigm Group, Inc.	75,613	10,487,523

		22,886,024

Air Freight & Logistics—1.4%
Forward Air Corp.	275,785	11,127,925
HUB Group, Inc. - Class A (a)	319,681	12,541,085

		23,669,010

Auto Components—1.8%
Tenneco, Inc. (a)	339,570	17,148,285
TRW Automotive Holdings Corp. (a)	185,376	13,219,163

		30,367,448

Biotechnology—4.7%
Acorda Therapeutics, Inc. (a)	247,264	8,476,210
Amarin Corp. plc (ADR) (a) (b)	694,518	4,389,354
BioMarin Pharmaceutical, Inc. (a)	194,629	14,056,106
Incyte Corp., Ltd. (a)	605,606	23,103,869
Seattle Genetics, Inc. (a) (b)	316,725	13,882,057
United Therapeutics Corp. (a) (b)	200,926	15,843,015

		79,750,611

Building Products—1.1%
AO Smith Corp.	400,302	18,093,650

Capital Markets—3.4%
Affiliated Managers Group, Inc. (a)	98,967	18,075,333
Greenhill & Co., Inc. (b)	183,577	9,156,821
SEI Investments Co.	447,234	13,824,003
Stifel Financial Corp. (a) (b)	402,567	16,593,811

		57,649,968

Chemicals—1.4%
Olin Corp. (b)	479,256	11,056,436
Rockwood Holdings, Inc.	179,813	12,029,490

		23,085,926

Commercial Banks—3.7%
East West Bancorp, Inc.	448,854	14,340,885
PrivateBancorp, Inc.	311,095	6,657,433
Prosperity Bancshares, Inc. (b)	232,225	14,360,794
SVB Financial Group (a)	169,979	14,681,086
UMB Financial Corp.	235,519	12,798,103

		62,838,301

Commercial Services & Supplies—2.4%
Pitney Bowes, Inc. (b)	729,746	13,274,080
Steelcase, Inc. - Class A	885,980	14,724,987
Tetra Tech, Inc. (a)	447,328	11,581,322

		39,580,389

Communications Equipment—0.7%
ARRIS Group, Inc. (a)	647,521	11,046,708

Computers & Peripherals—0.1%
Cray, Inc. (a)	63,705	1,533,379

Construction & Engineering—0.7%
MasTec, Inc. (a) (b)	405,700	12,292,710

Construction Materials—0.7%
Martin Marietta Materials, Inc. (b)	112,704	11,064,152

Containers & Packaging—0.7%
Berry Plastics Group, Inc. (a)	595,740	11,896,928

Distributors—1.0%
Pool Corp.	308,580	17,320,595

Electric Utilities—0.8%
ITC Holdings Corp. (b)	139,396	13,083,709

Electrical Equipment—0.9%
Acuity Brands, Inc. (b)	170,301	15,671,098

Electronic Equipment, Instruments & Components—3.9%
Cognex Corp.	484,251	15,186,111
IPG Photonics Corp. (b)	144,654	8,145,467
Littelfuse, Inc.	182,042	14,239,325
National Instruments Corp. (b)	375,977	11,628,969
SYNNEX Corp. (a)	269,913	16,586,154

		65,786,026

Energy Equipment & Services—3.2%
Atwood Oceanics, Inc. (a)	212,855	11,715,539
Dresser-Rand Group, Inc. (a)	207,619	12,955,426
Dril-Quip, Inc. (a)	154,709	17,752,858
Patterson-UTI Energy, Inc.	552,024	11,802,273

		54,226,096

Food & Staples Retailing—0.6%
Harris Teeter Supermarkets, Inc.	211,176	10,387,747

Food Products—1.6%
B&G Foods, Inc. (b)	372,781	12,879,583
Lancaster Colony Corp. (b)	169,299	13,254,419

		26,134,002

Health Care Equipment & Supplies—4.3%
Insulet Corp. (a)	334,616	12,126,484
Masimo Corp. (b)	371,813	9,905,098
Meridian Bioscience, Inc. (b)	292,252	6,911,760
NuVasive, Inc. (a)	389,822	9,546,741
Sirona Dental Systems, Inc. (a)	152,468	10,204,683
STERIS Corp.	304,268	13,071,353
Thoratec Corp. (a)	290,705	10,840,390

		72,606,509

MIST-91

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—4.9%
Centene Corp. (a)	288,395	$18,445,744
Chemed Corp. (b)	179,286	12,818,949
Health Management Associates, Inc. - Class A (a)	903,026	11,558,733
HealthSouth Corp.	401,554	13,845,582
MEDNAX, Inc. (a)	128,421	12,893,469
VCA Antech, Inc. (a)	481,957	13,234,539

		82,797,016

Health Care Technology—0.4%
HMS Holdings Corp. (a) (b)	278,999	6,001,269

Hotels, Restaurants & Leisure—5.1%
Cheesecake Factory, Inc. (The) (b)	276,614	12,157,185
Choice Hotels International, Inc. (b)	209,704	9,057,116
Domino’s Pizza, Inc.	277,808	18,877,054
Jack in the Box, Inc. (a)	374,843	14,993,720
Life Time Fitness, Inc. (a) (b)	259,348	13,348,642
Penn National Gaming, Inc. (a) (b)	309,237	17,119,360

		85,553,077

Household Durables—0.6%
Ethan Allen Interiors, Inc. (b)	341,452	9,516,267

Insurance—0.7%
Brown & Brown, Inc.	349,744	11,226,782

Internet & Catalog Retail—0.6%
HomeAway, Inc. (a) (b)	391,886	10,972,808

Internet Software & Services—4.0%
CoStar Group, Inc. (a)	154,990	26,022,821
Dealertrack Technologies, Inc. (a)	339,769	14,555,704
OpenTable, Inc. (a)	169,109	11,834,248
ValueClick, Inc. (a) (b)	684,375	14,269,219

		66,681,992

IT Services—1.0%
Alliance Data Systems Corp. (a) (b)	68,921	14,574,724
EPAM Systems, Inc. (a)	47,971	1,654,999

		16,229,723

Leisure Equipment & Products—0.7%
Brunswick Corp.	295,441	11,791,050

Life Sciences Tools & Services—2.1%
PAREXEL International Corp. (a) (b)	287,979	14,465,185
PerkinElmer, Inc.	303,154	11,444,064
Techne Corp.	111,285	8,909,477

		34,818,726

Machinery—5.5%
Crane Co.	211,504	13,043,452
ITT Corp.	454,575	16,341,971
Lincoln Electric Holdings, Inc.	262,118	17,462,301
Lindsay Corp. (b)	153,455	12,524,997

Machinery—(Continued)
WABCO Holdings, Inc. (a)	167,735	14,133,351
Wabtec Corp.	293,024	18,422,419

		91,928,491

Marine—0.9%
Kirby Corp. (a) (b)	174,761	15,125,565

Media—1.2%
Sinclair Broadcast Group, Inc. - Class A	580,731	19,466,103

Metals & Mining—0.7%
Allied Nevada Gold Corp. (a) (b)	6,476	27,070
Carpenter Technology Corp. (b)	197,591	11,482,013

		11,509,083

Oil, Gas & Consumable Fuels—3.7%
Berry Petroleum Co. - Class A (b)	247,015	10,653,757
Energen Corp.	201,998	15,430,627
Oasis Petroleum, Inc. (a)	360,294	17,701,244
Resolute Energy Corp. (a) (b)	706,547	5,906,733
Ultra Petroleum Corp. (a) (b)	633,858	13,038,459

		62,730,820

Pharmaceuticals—1.9%
Jazz Pharmaceuticals plc (a)	189,251	17,405,414
Salix Pharmaceuticals, Ltd. (a)	213,360	14,269,517

		31,674,931

Real Estate Investment Trusts—1.6%
Colonial Properties Trust	472,000	10,615,280
Corrections Corp. of America	448,437	15,493,498

		26,108,778

Road & Rail—0.8%
Swift Transportation Co. (a)	688,490	13,900,613

Semiconductors & Semiconductor Equipment—4.0%
Microsemi Corp. (a) (b)	480,407	11,649,870
MKS Instruments, Inc.	321,206	8,540,868
Power Integrations, Inc. (b)	289,247	15,662,725
Semtech Corp. (a)	365,921	10,973,971
Silicon Laboratories, Inc. (a)	247,426	10,567,564
Teradyne, Inc. (a) (b)	620,551	10,251,502

		67,646,500

Software—10.3%
ANSYS, Inc. (a)	174,238	15,075,072
Aspen Technology, Inc. (a)	627,095	21,666,132
Cadence Design Systems, Inc. (a) (b)	821,726	11,093,301
CommVault Systems, Inc. (a)	171,140	15,031,226
FireEye, Inc. (a)	33,833	1,405,085
Informatica Corp. (a)	413,113	16,099,014
Interactive Intelligence Group, Inc. (a)	262,168	16,645,046
Manhattan Associates, Inc. (a)	289,936	27,674,391

MIST-92

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Mentor Graphics Corp.	616,295	$14,402,814
MICROS Systems, Inc. (a) (b)	236,814	11,826,491
MicroStrategy, Inc. - Class A (a)	74,840	7,765,398
QLIK Technologies, Inc. (a)	146,837	5,027,699
SolarWinds, Inc. (a)	247,175	8,665,956

		172,377,625

Specialty Retail—4.0%
DSW, Inc. - Class A	193,228	16,486,213
Group 1 Automotive, Inc. (b)	187,033	14,528,723
Monro Muffler Brake, Inc. (b)	241,109	11,209,157
Tractor Supply Co.	252,180	16,938,931
Vitamin Shoppe, Inc. (a)	174,114	7,617,488

		66,780,512

Textiles, Apparel & Luxury Goods—0.7%
Steven Madden, Ltd. (a)	235,331	12,667,868

Trading Companies & Distributors—1.6%
Watsco, Inc.	149,746	14,116,555
WESCO International, Inc. (a) (b)	175,016	13,393,975

		27,510,530

Wireless Telecommunication Services—1.2%
SBA Communications Corp. - Class A (a)	245,242	19,732,171

Total Common Stocks (Cost $1,103,579,133)		1,655,719,286

Short-Term Investments—21.3%

Mutual Fund—19.5%
State Street Navigator Securities Lending MET Portfolio (c)	327,756,866	327,756,866

Security Description	Principal Amount*	Value

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $29,898,000 on 10/01/13, collateralized by $30,420,000 U.S. Treasury Note at 0.875% due 04/30/17 with a value of $30,499,761.	29,898,000	$29,898,000

Total Short-Term Investments (Cost $357,654,866)		357,654,866

Total Investments—120.0% (Cost $1,461,233,999) (d)		2,013,374,152
Other assets and liabilities (net)—(20.0)%		(334,894,934)

Net Assets—100.0%		$1,678,479,218

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $322,536,654 and the collateral received consisted of cash in the amount of $327,756,866 and non-cash collateral with a value of $1,942,640. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,461,233,999. The aggregate unrealized appreciation and depreciation of investments were $571,059,734 and $(18,919,581), respectively, resulting in net unrealized appreciation of $552,140,153.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-93

Met Investors Series Trust

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,655,719,286	$—	$—	$1,655,719,286
Short-Term Investments
Mutual Fund	327,756,866	—	—	327,756,866
Repurchase Agreement	—	29,898,000	—	29,898,000
Total Short-Term Investments	327,756,866	29,898,000	—	357,654,866
Total Investments	$1,983,476,152	$29,898,000	$—	$2,013,374,152

Collateral for securities loaned (Liability)	$—	$(327,756,866)	$—	$(327,756,866)

*	See Schedule of Investments for additional detailed categorizations.

MIST-94

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—69.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—40.1%
Fannie Mae 10 Yr. Pool
0.640%, 11/01/23 (a)	5,000,000	$5,003,125
4.500%, 07/01/21	1,657,851	1,762,242
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	3,811,280	4,065,596
4.500%, 10/01/30	1,030,457	1,112,846
5.000%, 11/01/29	2,463,431	2,693,713
6.000%, 02/01/28	671,562	737,648
6.000%, 07/01/28	927,960	1,021,635
Fannie Mae 30 Yr. Pool
Zero Coupon, 10/25/43 (b)	1,496,000	1,085,064
3.500%, 07/01/42	2,969,831	3,025,506
3.500%, 08/01/42	1,898,356	1,933,922
3.500%, 01/01/43	4,292,077	4,372,584
3.500%, 03/01/43	10,063,190	10,251,968
4.500%, 02/01/40	1,092,261	1,173,664
5.000%, 09/01/35	2,721,900	2,954,512
6.000%, 12/01/39	1,483,356	1,618,808
Fannie Mae ARM Pool
0.517%, 05/01/23 (c)	20,875,000	20,877,392
0.567%, 02/01/23 (c)	5,000,000	4,987,471
0.669%, 08/01/23 (c)	5,000,000	4,988,774
0.887%, 01/01/21 (c)	984,195	984,466
Fannie Mae Benchmark REMIC (CMO)
5.500%, 06/25/37	1,981,808	2,237,448
Fannie Mae Interest Strip (CMO)
4.500%, 11/01/20 (d)	1,684,669	117,316
Fannie Mae Pool
1.735%, 05/01/20	15,000,000	14,551,313
1.750%, 06/01/20	7,509,769	7,271,746
1.800%, 02/01/20	3,106,098	3,036,779
1.810%, 01/01/20	4,446,976	4,355,718
2.010%, 07/01/19	3,000,000	2,992,662
2.010%, 06/01/20	12,541,000	12,311,437
2.240%, 12/01/22	2,000,000	1,873,100
2.330%, 11/01/22	17,810,000	16,819,906
2.350%, 05/01/23	4,969,551	4,657,655
2.360%, 05/01/23	9,500,000	8,893,684
2.420%, 05/01/23	5,970,785	5,605,743
2.420%, 06/01/23	4,979,178	4,675,749
2.450%, 11/01/22	3,000,000	2,824,529
2.460%, 02/01/23	1,481,325	1,407,737
2.500%, 04/01/23	2,000,000	1,854,980
2.510%, 06/01/23	3,982,566	3,766,929
2.520%, 05/01/23	25,000,000	23,181,087
2.530%, 05/01/23	4,289,000	4,065,548
2.540%, 05/01/23	5,000,000	4,743,888
2.640%, 04/01/23	1,988,886	1,899,233
2.640%, 05/01/23	2,388,755	2,279,626
2.680%, 04/01/19	1,000,000	1,030,965
2.700%, 05/01/23	5,000,000	4,709,179
2.703%, 04/01/23	2,487,277	2,391,061
2.720%, 03/01/23	3,275,694	3,155,712
2.740%, 06/01/23	3,000,000	2,883,544
2.900%, 06/01/22	7,824,769	7,615,413
2.980%, 07/01/22	2,000,000	1,984,605

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.000%, 05/01/22	3,500,000	3,484,034
3.000%, 01/01/43	6,070,338	5,844,076
3.200%, 11/01/20	10,973,293	11,266,183
3.440%, 11/01/21	4,161,356	4,279,158
3.490%, 09/01/23	4,000,000	4,062,054
3.500%, 08/01/26	1,404,557	1,457,973
3.500%, 02/01/33	6,352,148	6,566,891
3.500%, 05/01/33	7,738,072	7,999,686
3.500%, 12/01/42	8,359,575	8,417,343
3.500%, 03/01/43	9,846,578	9,914,689
3.500%, 05/01/43	32,721,364	32,947,912
3.500%, 06/01/43	7,949,771	8,004,609
3.500%, 07/01/43	4,677,678	4,709,975
3.500%, 08/01/43	10,466,544	10,538,936
3.670%, 07/01/23	2,500,000	2,545,341
3.728%, 07/01/22	5,982,715	6,286,199
3.738%, 06/01/18	1,961,795	2,133,366
3.770%, 12/01/20	2,399,891	2,542,643
3.772%, 05/01/22	9,959,134	10,496,621
3.970%, 07/01/21	4,870,529	5,179,923
3.990%, 12/01/20	2,840,599	3,028,808
4.000%, 10/01/32	2,551,306	2,693,864
4.000%, 12/01/40	1,213,953	1,269,213
4.000%, 07/01/42	4,738,528	4,936,781
4.260%, 12/01/19	2,845,572	3,107,117
4.330%, 04/01/20	4,000,488	4,373,002
4.380%, 04/01/21	3,250,000	3,537,957
4.770%, 06/01/19	3,694,636	4,111,452
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (b)	2,989,984	2,266,873
0.655%, 03/25/27 (c)	1,160,395	1,139,821
0.679%, 05/25/35 (c)	6,096,903	6,072,302
0.679%, 10/25/42 (c)	1,900,617	1,895,159
1.079%, 03/25/38 (c)	1,375,708	1,389,031
1.179%, 08/25/32 (c)	2,142,350	2,187,866
3.000%, 05/25/26	3,708,549	3,668,586
3.500%, 07/25/24	3,227,768	3,371,897
3.500%, 02/25/43	9,605,458	9,824,155
3.500%, 03/25/43	6,027,893	6,305,688
4.500%, 07/25/38	814,092	844,976
5.000%, 03/25/40	13,200,000	14,468,560
5.750%, 08/25/36	191,487	183,623
6.000%, 01/25/36	1,400,000	1,503,597
6.351%, 01/25/41 (c) (d)	9,735,368	1,805,896
6.500%, 07/18/28	395,788	455,435
Fannie Mae-Aces 2.207%, 01/25/22	10,000,000	9,444,050
2.280%, 12/27/22	9,391,000	8,642,612
2.389%, 01/25/23 (c)	3,000,000	2,780,181
Freddie Mac 15 Yr. Gold Pool 3.500%, 05/01/26	1,430,270	1,506,558
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	2,722,420	2,823,697
Freddie Mac 30 Yr. Gold Pool 3.500%, 08/01/42	6,186,134	6,283,395
3.500%, 10/01/42	5,601,609	5,689,766

MIST-95

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 3.500%, 11/01/42	7,275,776	$7,390,342
3.500%, 04/01/43	3,190,441	3,240,758
5.000%, 08/01/39	3,084,763	3,337,256
6.000%, 12/01/39	1,681,453	1,834,112
Freddie Mac ARM Non-Gold Pool 4.005%, 07/01/40 (c)	7,800,736	8,257,597
Freddie Mac Gold Pool 3.500%, 12/01/32	8,499,377	8,738,330
3.500%, 01/01/33	12,031,884	12,369,968
3.500%, 02/01/33	15,240,773	15,669,318
3.500%, 03/01/33	10,644,249	10,943,647
3.500%, 04/01/33	13,474,882	13,854,270
3.500%, 05/01/33	4,984,403	5,124,829
3.500%, 06/01/43	4,968,034	5,002,314
4.000%, 09/01/32	2,534,349	2,669,639
4.000%, 11/01/32	6,091,279	6,529,836
4.000%, 12/01/32	3,301,143	3,538,803
4.000%, 01/01/33	1,369,868	1,468,576
4.000%, 02/01/33	1,249,283	1,339,232
5.000%, 02/01/34	941,112	1,005,775
Freddie Mac Multifamily Structured Pass-Through Certificates 3.320%, 02/25/23 (c)	4,346,000	4,359,699
Freddie Mac REMICS (CMO) 0.632%, 01/15/41 (c)	833,795	836,009
0.882%, 03/15/24 (c)	1,439,870	1,451,908
3.500%, 12/15/25	1,000,000	1,019,038
3.500%, 12/15/29	1,613,104	1,690,399
3.500%, 08/15/39	4,956,733	5,062,049
3.500%, 01/15/42	571,724	572,530
4.500%, 03/15/40	1,000,000	1,064,875
5.000%, 05/15/22	14,752,322	15,619,301
5.000%, 10/15/34	3,474,382	3,678,690
5.000%, 08/15/35	1,650,000	1,832,178
5.500%, 08/15/39	5,722,399	6,268,968
5.750%, 06/15/35	10,976,329	12,216,187
6.000%, 07/15/35	12,839,966	14,390,636
6.000%, 03/15/36	2,349,832	2,770,276
6.188%, 10/15/37 (c) (d)	10,319,240	1,315,659
6.218%, 11/15/36 (c) (d)	7,266,439	958,982
6.500%, 05/15/28	1,048,862	1,173,066
6.500%, 03/15/37	1,872,802	2,184,254
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (b)	1,491,000	1,214,599
0.632%, 09/15/42 (c)	10,060,774	10,003,734
0.682%, 08/15/42 (c)	5,729,697	5,725,794
0.682%, 10/15/42 (c)	1,427,017	1,425,573
3.000%, 01/15/43	9,632,907	9,640,510
Ginnie Mae II Pool 4.375%, 06/20/63	10,116,534	11,005,069
4.433%, 05/20/63	15,793,231	17,251,020
4.462%, 05/20/63	10,095,078	11,041,886
4.479%, 04/20/63	5,066,976	5,592,437
Government National Mortgage Association (CMO) 0.486%, 08/20/60 (c)	1,368,150	1,357,901

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.486%, 11/20/62 (c)	988,788	981,791
0.526%, 12/20/62 (c)	3,333,312	3,279,626
0.586%, 02/20/62 (c)	9,866,582	9,772,583
0.596%, 03/20/63 (c)	991,495	976,239
0.606%, 02/20/63 (c)	2,652,395	2,608,582
0.636%, 02/20/63 (c)	9,885,358	9,757,886
0.656%, 03/20/63 (c)	4,914,437	4,855,955
0.666%, 04/20/63 (c)	9,866,319	9,752,175
0.680%, 09/20/37 (c)	754,864	759,850
0.686%, 01/20/63 (c)	4,634,144	4,606,455
0.686%, 04/20/63 (c)	9,992,419	9,875,068
0.736%, 04/20/62 (c)	999,436	994,249
0.836%, 07/20/63 (c)	8,022,176	8,002,040
0.886%, 09/20/63 (c)	5,000,000	4,981,250
0.936%, 09/20/63 (c)	5,016,500	5,016,500
1.650%, 02/20/63	17,058,546	16,641,942
1.650%, 04/20/63	10,052,901	9,797,768
1.750%, 03/20/63	2,502,550	2,448,765
2.000%, 06/20/62	3,934,096	3,942,145
3.500%, 05/20/35	592,107	613,218
4.000%, 03/16/25	1,522,850	1,621,450
4.000%, 02/20/37	575,157	605,100
4.500%, 08/20/33	1,758,447	1,797,173
4.500%, 08/20/34	1,157,993	1,182,138
4.500%, 06/20/36	808,284	843,129
4.526%, 04/20/43 (c)	3,382,234	3,673,160
4.716%, 11/20/42 (c)	14,940,526	16,107,291
5.000%, 12/20/33	2,000,000	2,208,294
5.000%, 09/20/38	5,741,715	6,202,471
5.000%, 06/16/39	1,471,388	1,594,440
5.000%, 07/20/39	4,924,363	5,364,640
5.000%, 10/20/39	3,327,954	3,705,493
5.241%, 06/20/40 (c)	7,384,974	8,302,704
5.500%, 02/20/33	536,314	580,403
5.500%, 07/16/33 (d)	2,050,828	434,507
5.500%, 06/20/36	982,036	1,029,477

		934,088,544

Federal Agencies—1.9%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	42,209,000	35,836,665
Tennessee Valley Authority 1.750%, 10/15/18	850,000	849,890
5.250%, 09/15/39	600,000	654,011
5.880%, 04/01/36	1,000,000	1,195,709
6.235%, 07/15/45	4,250,000	4,740,399
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	618,787
Zero Coupon, 06/15/35	750,000	278,560

		44,174,021

U.S. Treasury—27.1%
U.S. Treasury Bonds 4.375%, 02/15/38	2,000,000	2,264,688

MIST-96

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 4.500%, 05/15/38	1,000,000	$1,153,750
4.750%, 02/15/37	2,000,000	2,390,000
5.000%, 05/15/37	20,750,000	25,639,219
5.250%, 11/15/28	13,000,000	16,254,056
5.250%, 02/15/29	500,000	625,078
5.500%, 08/15/28	3,000,000	3,839,064
6.125%, 08/15/29	5,000,000	6,827,345
U.S. Treasury Coupon Strips Zero Coupon, 02/15/18	5,000,000	4,736,415
Zero Coupon, 05/15/18	6,000,000	5,648,328
Zero Coupon, 02/15/21	30,000,000	25,520,760
Zero Coupon, 05/15/21	15,000,000	12,610,020
Zero Coupon, 08/15/21	2,500,000	2,078,630
Zero Coupon, 11/15/21	21,000,000	17,243,205
Zero Coupon, 05/15/22	5,000,000	4,014,600
Zero Coupon, 02/15/30	800,000	445,414
Zero Coupon, 05/15/30	700,000	385,197
Zero Coupon, 05/15/31	9,000,000	4,730,004
Zero Coupon, 05/15/32	2,000,000	1,005,222
Zero Coupon, 11/15/33	9,000,000	4,229,244
Zero Coupon, 05/15/35	4,000,000	1,758,020
U.S. Treasury Notes 0.250%, 10/31/13	15,000,000	15,001,755
0.250%, 01/15/15	10,500,000	10,509,849
0.750%, 12/31/17	10,000,000	9,830,470
0.750%, 02/28/18	13,000,000	12,748,125
0.875%, 01/31/18	15,000,000	14,803,125
1.000%, 01/15/14	45,000,000	45,124,785
1.000%, 08/31/19	25,000,000	23,990,225
1.250%, 02/29/20	11,000,000	10,587,500
1.375%, 11/30/18	10,000,000	9,968,750
1.375%, 01/31/20	8,000,000	7,776,872
1.500%, 08/31/18	33,000,000	33,219,153
1.750%, 10/31/18	3,000,000	3,049,923
1.750%, 05/15/22	2,500,000	2,367,772
2.125%, 08/15/21	41,000,000	40,666,875
2.375%, 10/31/14	9,000,000	9,216,207
2.500%, 04/30/15	6,000,000	6,213,516
2.625%, 06/30/14	6,000,000	6,113,202
2.625%, 01/31/18	14,000,000	14,856,408
2.625%, 08/15/20	13,000,000	13,567,736
2.625%, 11/15/20	19,000,000	19,760,000
3.125%, 04/30/17	10,000,000	10,790,620
3.125%, 05/15/21	27,000,000	28,856,250
3.250%, 05/31/16	8,000,000	8,575,000
3.625%, 02/15/21	44,000,000	48,685,296
4.250%, 11/15/13	10,000,000	10,051,170
4.500%, 02/15/16	23,000,000	25,211,956
5.125%, 05/15/16	40,000,000	44,825,000

		629,765,799

Total U.S. Treasury & Government Agencies (Cost $1,666,706,434)		1,608,028,364

Corporate Bonds & Notes—16.8%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
EADS Finance B.V. 2.700%, 04/17/23 (144A)	249,000	229,380
Northrop Grumman Corp. 1.750%, 06/01/18	418,000	410,260
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	451,135
United Technologies Corp. 7.500%, 09/15/29	1,568,000	2,098,824

		3,189,599

Agriculture—0.1%
Bunge NA Finance L.P. 5.900%, 04/01/17	247,000	274,325
Bunge, Ltd. Finance Corp. 8.500%, 06/15/19	1,084,000	1,349,752
Cargill, Inc. 7.350%, 03/06/19 (144A)	1,055,000	1,295,633

		2,919,710

Airlines—0.1%
Air Canada 4.125%, 05/15/25 (144A)	388,000	365,205
American Airlines Pass-Through Trust 4.950%, 01/15/23 (144A)	1,291,000	1,297,455
United Airlines Pass-Through Trust 4.300%, 08/15/25	534,000	521,985

		2,184,645

Auto Manufacturers—0.2%
Daimler Finance North America LLC 1.875%, 01/11/18 (144A)	328,000	324,736
2.250%, 07/31/19 (144A)	2,300,000	2,251,870
2.375%, 08/01/18 (144A)	378,000	378,601
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	789,000	769,468

		3,724,675

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 5.000%, 03/30/20	635,000	696,168

Banks—4.4%
American Express Bank FSB 6.000%, 09/13/17	1,800,000	2,087,368
American Express Centurion Bank 5.950%, 06/12/17	250,000	286,988
Bank of America Corp. 2.000%, 01/11/18	2,450,000	2,409,455
3.300%, 01/11/23	971,000	909,594
5.875%, 01/05/21	2,500,000	2,833,342
6.000%, 09/01/17	360,000	407,672
Bank of Montreal 2.375%, 01/25/19	797,000	797,225
2.550%, 11/06/22	500,000	464,119

MIST-97

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of New York Mellon Corp. (The) 4.150%, 02/01/21	670,000	$711,384
5.450%, 05/15/19	278,000	320,409
Bank of Nova Scotia 2.550%, 01/12/17	300,000	310,811
4.375%, 01/13/21	500,000	539,295
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 2.700%, 09/09/18 (144A)	2,000,000	2,030,248
4.100%, 09/09/23 (144A)	1,114,000	1,131,089
Barclays Bank plc 2.250%, 05/10/17 (144A)	1,000,000	1,031,900
5.125%, 01/08/20	1,080,000	1,205,727
BB&T Corp. 2.050%, 06/19/18	833,000	829,660
2.150%, 03/22/17	485,000	492,916
6.850%, 04/30/19	525,000	641,321
Canadian Imperial Bank of Commerce 1.550%, 01/23/18	330,000	323,637
Capital One Financial Corp. 4.750%, 07/15/21	907,000	959,698
5.250%, 02/21/17	170,000	186,873
Capital One N.A. 1.500%, 03/22/18	500,000	485,394
Citigroup, Inc. 1.250%, 01/15/16	3,000,000	2,997,708
3.375%, 03/01/23	231,000	219,812
5.375%, 08/09/20	350,000	391,518
5.500%, 09/13/25	692,000	711,689
6.125%, 05/15/18	1,000,000	1,156,645
8.500%, 05/22/19	4,138,000	5,285,227
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.375%, 01/19/17	1,230,000	1,308,764
Credit Suisse 4.375%, 08/05/20	1,000,000	1,074,980
5.300%, 08/13/19	300,000	339,066
Deutsche Bank AG 6.000%, 09/01/17	200,000	229,545
Fifth Third Bancorp 8.250%, 03/01/38	500,000	646,890
Goldman Sachs Group, Inc. (The) 1.600%, 11/23/15	420,000	423,050
5.375%, 03/15/20	1,000,000	1,101,505
5.750%, 01/24/22	1,000,000	1,108,643
5.950%, 01/15/27	1,000,000	1,053,781
6.250%, 09/01/17	2,900,000	3,308,584
7.500%, 02/15/19	3,000,000	3,624,807
HSBC Bank plc 1.500%, 05/15/18 (144A)	783,000	761,090
3.100%, 05/24/16 (144A)	1,038,000	1,091,567
3.500%, 06/28/15 (144A)	1,550,000	1,621,596
4.125%, 08/12/20 (144A)	2,002,000	2,102,913
HSBC USA, Inc. 1.625%, 01/16/18	500,000	490,115
ING Bank NV 1.375%, 03/07/16 (144A)	500,000	497,510

Banks—(Continued)
ING Bank NV 3.750%, 03/07/17 (144A)	1,000,000	1,050,300
KeyCorp 5.100%, 03/24/21	896,000	986,643
Macquarie Bank, Ltd. 2.000%, 08/15/16 (144A)	1,008,000	1,013,262
5.000%, 02/22/17 (144A)	1,500,000	1,635,900
Manufacturers & Traders Trust Co. 6.625%, 12/04/17	970,000	1,140,510
Morgan Stanley 1.750%, 02/25/16	107,000	107,516
5.500%, 01/26/20	2,930,000	3,242,233
5.625%, 09/23/19	3,030,000	3,381,250
5.750%, 10/18/16	2,757,000	3,062,853
Nordea Bank AB 1.625%, 05/15/18 (144A)	1,400,000	1,363,050
4.875%, 01/27/20 (144A)	1,000,000	1,094,610
Northern Trust Corp. 3.375%, 08/23/21	887,000	899,755
PNC Funding Corp. 5.125%, 02/08/20	800,000	889,870
6.700%, 06/10/19	1,300,000	1,568,557
Rabobank Nederland 3.875%, 02/08/22	700,000	700,853
Royal Bank of Canada 1.200%, 09/19/17	1,000,000	988,137
2.000%, 10/01/18	2,092,000	2,097,376
2.200%, 07/27/18	705,000	707,251
2.300%, 07/20/16	275,000	284,265
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	402,000	393,727
Stadshypotek AB 1.875%, 10/02/19 (144A)	1,500,000	1,450,200
Standard Chartered Bank 6.400%, 09/26/17 (144A)	1,100,000	1,254,143
Standard Chartered plc 5.200%, 01/26/24 (144A)	1,000,000	1,001,530
State Street Corp. 3.100%, 05/15/23	407,000	379,617
4.375%, 03/07/21	300,000	323,191
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	1,818,018
3.500%, 01/20/17	310,000	327,817
Toronto-Dominion Bank (The) 1.400%, 04/30/18	1,450,000	1,414,652
2.500%, 07/14/16	300,000	311,771
UBS AG 5.750%, 04/25/18	917,000	1,057,972
5.875%, 12/20/17	900,000	1,039,066
US Bancorp 4.125%, 05/24/21	635,000	674,199
Wachovia Bank N.A. 6.000%, 11/15/17	2,491,000	2,871,127
Wachovia Corp. 5.750%, 02/01/18	2,800,000	3,234,454
Wells Fargo & Co. 4.600%, 04/01/21	2,500,000	2,714,707

MIST-98

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Westpac Banking Corp. 1.375%, 05/30/18 (144A)	2,000,000	$1,941,202

		101,364,714

Beverages—0.2%
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	310,000	303,752
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	950,000	878,860
Beam, Inc. 3.250%, 05/15/22	760,000	739,476
Coca-Cola Co. (The) 1.150%, 04/01/18	182,000	177,999
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,310,210
PepsiCo, Inc. 0.472%, 02/26/16 (c)	182,000	182,090
SABMiller Holdings, Inc. 3.750%, 01/15/22 (144A)	1,000,000	1,007,962

		4,600,349

Biotechnology—0.2%
Amgen, Inc. 4.500%, 03/15/20	100,000	107,356
5.700%, 02/01/19	100,000	114,846
6.375%, 06/01/37	2,116,000	2,379,812
Celgene Corp. 3.250%, 08/15/22	250,000	237,058
3.950%, 10/15/20	500,000	513,374
Gilead Sciences, Inc. 4.400%, 12/01/21	630,000	674,856

		4,027,302

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	404,000	454,540

Chemicals—0.3%
Dow Chemical Co. (The) 4.250%, 11/15/20	212,000	221,427
7.375%, 11/01/29	600,000	754,454
Ecolab, Inc. 4.350%, 12/08/21	700,000	737,533
EI du Pont de Nemours & Co. 4.150%, 02/15/43	107,000	95,919
Mosaic Co. (The) 3.750%, 11/15/21	800,000	779,876
Potash Corp. of Saskatchewan, Inc. 3.250%, 12/01/17	100,000	104,518
PPG Industries, Inc. 7.400%, 08/15/19	1,220,000	1,465,310
7.700%, 03/15/38	220,000	287,435
Praxair, Inc. 1.250%, 11/07/18	900,000	867,898

Chemicals—(Continued)
Rohm & Haas Co. 6.000%, 09/15/17	236,000	270,811
7.850%, 07/15/29	418,000	545,745

		6,130,926

Commercial Services—0.1%
ADT Corp. (The) 4.125%, 06/15/23	625,000	557,664
4.875%, 07/15/42	420,000	310,139
ERAC USA Finance LLC 4.500%, 08/16/21 (144A)	1,740,000	1,815,218
7.000%, 10/15/37 (144A)	500,000	592,438

		3,275,459

Computers—0.5%
Apple, Inc. 0.516%, 05/03/18 (c)	1,100,000	1,095,546
2.400%, 05/03/23	1,679,000	1,519,799
EMC Corp. 2.650%, 06/01/20	1,639,000	1,622,428
Hewlett-Packard Co. 4.375%, 09/15/21	1,000,000	970,411
5.400%, 03/01/17	1,000,000	1,098,719
HP Enterprise Services LLC 7.450%, 10/15/29	700,000	753,106
International Business Machines Corp. 1.625%, 05/15/20	3,420,000	3,213,028

		10,273,037

Distribution/Wholesale—0.0%
Arrow Electronics, Inc. 3.000%, 03/01/18	49,000	49,424
6.875%, 06/01/18	300,000	342,630
7.500%, 01/15/27	300,000	348,961

		741,015

Diversified Financial Services—1.6%
American Express Co. 1.550%, 05/22/18	700,000	684,298
American Express Credit Corp. 2.125%, 07/27/18	231,000	231,898
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	219,000	215,445
2.125%, 02/28/17 (144A)	1,300,000	1,316,496
Ameriprise Financial, Inc. 4.000%, 10/15/23	1,380,000	1,396,163
Blackstone Holdings Finance Co. LLC 6.625%, 08/15/19 (144A)	1,200,000	1,412,604
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	561,209
8.800%, 07/15/19	300,000	384,205
Caterpillar Financial Services Corp. 1.300%, 03/01/18	500,000	488,616
7.150%, 02/15/19	1,000,000	1,231,594

MIST-99

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Ford Motor Credit Co. LLC 1.516%, 05/09/16 (c)	840,000	$851,443
2.875%, 10/01/18	719,000	718,846
4.250%, 02/03/17	1,000,000	1,068,522
General Electric Capital Corp. 1.500%, 07/12/16	1,050,000	1,057,021
4.375%, 09/16/20	3,500,000	3,723,671
5.400%, 02/15/17	2,000,000	2,249,520
5.500%, 01/08/20	500,000	566,684
5.625%, 09/15/17	1,000,000	1,139,474
6.000%, 08/07/19	2,350,000	2,734,885
6.750%, 03/15/32	1,800,000	2,147,040
Jefferies Group LLC 5.125%, 01/20/23	300,000	302,356
6.500%, 01/20/43	112,000	110,801
6.875%, 04/15/21	475,000	526,856
John Deere Capital Corp. 1.300%, 03/12/18	400,000	392,177
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,572,000	1,707,522
MassMutual Global Funding II 2.100%, 08/02/18 (144A)	764,000	762,609
5.250%, 07/31/18 (144A)	880,000	985,514
Merrill Lynch & Co., Inc. 6.050%, 05/16/16	2,494,000	2,746,834
6.400%, 08/28/17	1,276,000	1,467,323
6.500%, 07/15/18	997,000	1,163,957
Murray Street Investment Trust I 4.647%, 03/09/17 (e)	1,600,000	1,706,394
PACCAR Financial Corp. 0.800%, 02/08/16	117,000	116,908
Toyota Motor Credit Corp. 1.375%, 01/10/18	700,000	690,960
1.750%, 05/22/17	500,000	504,782

		37,364,627

Electric—1.5%
Arizona Public Service Co. 4.500%, 04/01/42	200,000	190,082
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,552,828
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	876,389
Cleveland Electric Illuminating Co. (The) 7.880%, 11/01/17	1,118,000	1,354,630
CMS Energy Corp. 8.750%, 06/15/19	885,000	1,136,889
Commonwealth Edison Co. 5.950%, 08/15/16	200,000	226,301
Consumers Energy Co. 5.650%, 04/15/20	200,000	234,241
DTE Electric Co. 3.900%, 06/01/21	1,000,000	1,056,442
5.700%, 10/01/37	300,000	344,218

Electric—(Continued)
Duke Energy Carolinas LLC 4.300%, 06/15/20	619,000	670,727
6.000%, 01/15/38	600,000	710,063
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	832,760
Duke Energy Progress, Inc. 4.100%, 03/15/43	200,000	181,796
5.300%, 01/15/19	200,000	230,547
5.700%, 04/01/35	360,000	396,897
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	726,855
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,432,967
Hydro-Quebec 8.050%, 07/07/24	700,000	952,005
9.400%, 02/01/21	845,000	1,165,743
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	312,704
Kansas City Power & Light Co. 3.150%, 03/15/23	604,000	571,350
5.300%, 10/01/41	315,000	316,286
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,117,673
Nevada Power Co. 6.650%, 04/01/36	360,000	445,188
7.125%, 03/15/19	200,000	248,124
NextEra Energy Capital Holdings, Inc. 1.339%, 09/01/15	133,000	133,462
Nisource Finance Corp. 4.800%, 02/15/44	162,000	145,080
5.400%, 07/15/14	500,000	517,859
6.125%, 03/01/22	1,875,000	2,111,869
Northern States Power Co. 6.500%, 03/01/28	628,000	758,812
Ohio Power Co. 5.375%, 10/01/21	305,000	343,284
6.600%, 02/15/33	258,000	302,718
Pacific Gas & Electric Co. 3.500%, 10/01/20	782,000	789,881
6.050%, 03/01/34	1,200,000	1,335,049
PacifiCorp 5.500%, 01/15/19	500,000	582,410
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	280,110
PPL Energy Supply LLC 4.600%, 12/15/21	800,000	789,354
PSEG Power LLC 5.320%, 09/15/16	568,000	628,749
5.500%, 12/01/15	1,070,000	1,167,735
Public Service Co. of Colorado 2.500%, 03/15/23	800,000	742,386
3.200%, 11/15/20	375,000	382,974
Public Service Co. of Oklahoma 5.150%, 12/01/19	1,010,000	1,147,731
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	616,366

MIST-100

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	$550,812
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A)	499,000	486,569
Virginia Electric and Power Co. 2.750%, 03/15/23	400,000	379,530
2.950%, 01/15/22	489,000	481,300
6.000%, 05/15/37	685,000	805,526
Wisconsin Electric Power Co. 1.700%, 06/15/18	840,000	836,613
4.250%, 12/15/19	618,000	690,290
Xcel Energy, Inc. 0.750%, 05/09/16	290,000	287,967

		34,578,141

Electronics—0.1%
Koninklijke Philips NV 3.750%, 03/15/22	1,680,000	1,675,486

Environmental Control—0.1%
Republic Services, Inc. 5.500%, 09/15/19	650,000	734,549
6.086%, 03/15/35	500,000	551,903
Waste Management, Inc. 7.100%, 08/01/26	400,000	492,221
7.375%, 03/11/19	512,000	618,212

		2,396,885

Food—0.3%
ConAgra Foods, Inc. 1.300%, 01/25/16	104,000	104,108
Kellogg Co. 4.150%, 11/15/19	500,000	546,229
Kraft Foods Group, Inc. 6.125%, 08/23/18	700,000	823,133
6.875%, 01/26/39	600,000	733,512
Kroger Co. (The) 7.500%, 04/01/31	1,140,000	1,402,600
8.000%, 09/15/29	610,000	770,399
Mondelez International, Inc. 5.375%, 02/10/20	700,000	790,420
6.125%, 02/01/18	600,000	693,745

		5,864,146

Gas—0.2%
AGL Capital Corp. 3.500%, 09/15/21	1,000,000	1,015,749
4.400%, 06/01/43	375,000	341,347
6.000%, 10/01/34	1,000,000	1,133,031
Atmos Energy Corp. 4.150%, 01/15/43	460,000	408,458
8.500%, 03/15/19	200,000	257,485
CenterPoint Energy, Inc. 6.500%, 05/01/18	706,000	832,791

Gas—(Continued)
Sempra Energy 2.875%, 10/01/22	1,100,000	1,021,718

		5,010,579

Healthcare-Products—0.0%
Baxter International, Inc. 1.850%, 06/15/18	431,000	430,616

Healthcare-Services—0.1%
Aetna, Inc.
6.625%, 06/15/36	297,000	356,026
Quest Diagnostics, Inc.
4.750%, 01/30/20	400,000	426,559
UnitedHealth Group, Inc.
2.875%, 03/15/23	250,000	235,256
5.800%, 03/15/36	375,000	414,546
WellPoint, Inc.
2.300%, 07/15/18	751,000	751,346
5.950%, 12/15/34	272,000	300,152

		2,483,885

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd.
4.625%, 01/13/22 (144A)	1,100,000	1,119,452

Household Products/Wares—0.0%
Kimberly-Clark Corp.
2.400%, 06/01/23	600,000	556,700

Insurance—1.0%
ACE INA Holdings, Inc.
2.700%, 03/13/23	400,000	375,458
Aflac, Inc.
3.625%, 06/15/23	500,000	488,279
4.000%, 02/15/22	450,000	461,669
6.900%, 12/17/39	400,000	495,204
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	1,000,000	1,224,170
Allstate Corp. (The)
3.150%, 06/15/23	407,000	394,139
American International Group, Inc.
4.125%, 02/15/24	622,000	622,429
5.850%, 01/16/18	600,000	682,246
8.250%, 08/15/18	600,000	748,098
Berkshire Hathaway Finance Corp.
3.000%, 05/15/22	1,000,000	971,248
4.300%, 05/15/43	831,000	753,236
CNA Financial Corp.
6.950%, 01/15/18	550,000	640,299
7.350%, 11/15/19	500,000	608,537
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	700,000	742,573
Liberty Mutual Insurance Co.
7.875%, 10/15/26 (144A)	500,000	600,744

MIST-101

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Lincoln National Corp.
6.250%, 02/15/20	800,000	$930,631
8.750%, 07/01/19	350,000	453,520
Massachusetts Mutual Life Insurance Co.
5.625%, 05/15/33 (144A)	720,000	773,739
Nationwide Mutual Insurance Co.
8.250%, 12/01/31 (144A)	1,000,000	1,237,529
New York Life Global Funding
0.800%, 02/12/16 (144A)	600,000	595,726
1.650%, 05/15/17 (144A)	956,000	954,004
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	650,000	879,739
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	1,378,000	1,344,606
Principal Financial Group, Inc.
8.875%, 05/15/19	690,000	894,352
Principal Life Global Funding II
2.250%, 10/15/18 (144A)	1,411,000	1,420,282
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	2,150,000	2,792,781
XL Group plc
6.375%, 11/15/24	921,000	1,056,154

		23,141,392

Internet—0.1%
eBay, Inc.
3.250%, 10/15/20	400,000	408,145
4.000%, 07/15/42	700,000	591,682

		999,827

Iron/Steel—0.0%
Nucor Corp.
4.000%, 08/01/23	449,000	439,427

Machinery - Diversified—0.0%
Deere & Co.
8.100%, 05/15/30	600,000	840,151

Media—0.9%
CBS Corp.
4.300%, 02/15/21	515,000	528,483
5.500%, 05/15/33	255,000	247,486
5.900%, 10/15/40	125,000	126,147
7.875%, 07/30/30	140,000	169,703
Comcast Corp.
3.125%, 07/15/22	900,000	876,820
4.250%, 01/15/33	1,880,000	1,772,938
5.700%, 07/01/19	1,000,000	1,161,509
COX Communications, Inc.
3.250%, 12/15/22 (144A)	1,010,000	896,893
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
1.750%, 01/15/18	282,000	271,898
3.800%, 03/15/22	700,000	653,344
5.000%, 03/01/21	1,400,000	1,433,253

Media—(Continued)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
6.350%, 03/15/40	530,000	521,844
6.375%, 03/01/41	300,000	296,269
Discovery Communications LLC
3.300%, 05/15/22	625,000	598,326
4.375%, 06/15/21	1,240,000	1,298,353
Historic TW, Inc.
6.625%, 05/15/29	300,000	341,431
NBCUniversal Media LLC
4.375%, 04/01/21	1,000,000	1,076,555
News America, Inc.
6.550%, 03/15/33	370,000	421,221
6.900%, 03/01/19	900,000	1,083,576
TCI Communications, Inc.
7.125%, 02/15/28	801,000	1,015,052
Thomson Reuters Corp.
3.950%, 09/30/21	2,252,000	2,287,951
5.850%, 04/15/40	100,000	105,692
Time Warner, Inc.
4.700%, 01/15/21	450,000	480,931
4.750%, 03/29/21	300,000	321,306
7.625%, 04/15/31	826,000	1,028,075
Viacom, Inc.
3.250%, 03/15/23	222,000	205,403
3.875%, 12/15/21	380,000	376,238
6.875%, 04/30/36	348,000	387,589

		19,984,286

Mining—0.2%
BHP Billiton Finance USA, Ltd. 2.050%, 09/30/18	437,000	437,627
2.875%, 02/24/22	200,000	191,154
5.000%, 09/30/43	414,000	421,655
Freeport-McMoRan Copper & Gold, Inc. 3.100%, 03/15/20 (144A)	943,000	886,719
3.550%, 03/01/22	650,000	597,804
3.875%, 03/15/23 (144A)	100,000	92,195
5.450%, 03/15/43 (144A)	62,000	55,572
Placer Dome, Inc. 6.450%, 10/15/35	700,000	641,546
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,200,000	1,183,160
Teck Resources, Ltd. 4.500%, 01/15/21	680,000	673,417

		5,180,849

Miscellaneous Manufacturing—0.2%
Eaton Corp. 6.950%, 03/20/19	282,000	338,383
General Electric Co. 5.250%, 12/06/17	1,250,000	1,422,689
Ingersoll-Rand Global Holding Co., Ltd. 2.875%, 01/15/19 (144A)	400,000	398,727

MIST-102

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Siemens Financieringsmaatschappij NV 5.750%, 10/17/16 (144A)	820,000	$931,733
6.125%, 08/17/26 (144A)	800,000	947,496
Tyco International Finance S.A. 8.500%, 01/15/19	734,000	907,982
Tyco International, Ltd. / Tyco International Finance S.A. 7.000%, 12/15/19	160,000	190,568

		5,137,578

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,706,134

Office/Business Equipment—0.0%
Xerox Corp. 6.750%, 02/01/17	800,000	914,227

Oil & Gas—1.3%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,003,536
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,139,227
Anadarko Petroleum Corp. 8.700%, 03/15/19	1,000,000	1,285,779
Apache Corp. 3.625%, 02/01/21	870,000	891,823
5.100%, 09/01/40	150,000	148,220
BP Capital Markets plc 1.375%, 05/10/18	518,000	502,500
2.241%, 09/26/18	1,020,000	1,021,867
2.248%, 11/01/16	500,000	514,653
3.561%, 11/01/21	800,000	795,748
4.500%, 10/01/20	675,000	729,285
Canadian Natural Resources, Ltd. 6.250%, 03/15/38	200,000	222,862
Cenovus Energy, Inc. 3.000%, 08/15/22	310,000	294,003
6.750%, 11/15/39	600,000	710,575
Chevron Corp. 2.427%, 06/24/20	686,000	678,104
3.191%, 06/24/23	425,000	417,433
CNOOC Finance 2013, Ltd. 1.125%, 05/09/16	400,000	395,745
3.000%, 05/09/23	848,000	762,188
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	883,672
Devon Energy Corp. 4.000%, 07/15/21	300,000	306,516
Devon Financing Corp. LLC 7.875%, 09/30/31	886,000	1,140,974
EOG Resources, Inc. 4.100%, 02/01/21	880,000	931,501
Marathon Oil Corp. 6.600%, 10/01/37	200,000	237,151

Oil & Gas—(Continued)
Nabors Industries, Inc. 4.625%, 09/15/21	510,000	512,610
Noble Holding International, Ltd. 5.250%, 03/15/42	600,000	546,371
Occidental Petroleum Corp. 4.100%, 02/01/21	1,120,000	1,172,860
Petro-Canada 5.950%, 05/15/35	210,000	229,945
9.250%, 10/15/21	243,000	326,779
Petrobras Global Finance B.V. 4.375%, 05/20/23	873,000	798,608
Petrobras International Finance Co. 6.750%, 01/27/41	150,000	145,053
7.875%, 03/15/19	500,000	575,540
Shell International Finance B.V. 3.400%, 08/12/23	420,000	415,226
4.300%, 09/22/19	800,000	883,142
6.375%, 12/15/38	600,000	749,325
Statoil ASA 1.150%, 05/15/18	389,000	378,021
2.650%, 01/15/24	393,000	363,453
6.700%, 01/15/18	180,000	213,825
7.250%, 09/23/27	1,040,000	1,357,494
Suncor Energy, Inc. 5.950%, 12/01/34	268,000	292,791
6.100%, 06/01/18	1,070,000	1,253,372
Talisman Energy, Inc. 7.750%, 06/01/19	800,000	969,997
Tosco Corp. 7.800%, 01/01/27	700,000	940,510
Total Capital Canada, Ltd. 0.648%, 01/15/16 (c)	154,000	154,738
Total Capital International S.A. 2.875%, 02/17/22	815,000	781,889
3.700%, 01/15/24	654,000	656,929
Transocean, Inc. 5.050%, 12/15/16	700,000	767,122
6.500%, 11/15/20	480,000	535,798

		30,034,760

Oil & Gas Services—0.2%
Halliburton Co. 6.750%, 02/01/27	650,000	805,188
7.450%, 09/15/39	200,000	267,136
8.750%, 02/15/21	350,000	457,829
Schlumberger Oilfield UK plc 4.200%, 01/15/21 (144A)	600,000	639,195
Weatherford International, Ltd. 9.625%, 03/01/19	1,298,000	1,634,188

		3,803,536

Pharmaceuticals—0.1%
Actavis, Inc. 3.250%, 10/01/22	172,000	161,252

MIST-103

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	$830,236
Merck & Co., Inc. 2.800%, 05/18/23	625,000	591,106
Pfizer, Inc. 3.000%, 06/15/23	1,100,000	1,054,416
Sanofi 1.250%, 04/10/18	157,000	153,270
Zoetis, Inc. 1.875%, 02/01/18 (144A)	93,000	92,063
4.700%, 02/01/43 (144A)	26,000	24,231

		2,906,574

Pipelines—0.3%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	281,102
Magellan Midstream Partners L.P. 4.250%, 02/01/21	492,000	517,690
6.400%, 07/15/18	1,420,000	1,690,055
Spectra Energy Capital LLC 3.300%, 03/15/23	308,000	275,020
5.650%, 03/01/20	2,200,000	2,406,371
6.750%, 07/15/18	218,000	254,908
8.000%, 10/01/19	1,000,000	1,216,109
TransCanada PipeLines, Ltd. 0.750%, 01/15/16	350,000	347,999
7.125%, 01/15/19	490,000	596,347
7.250%, 08/15/38	200,000	256,766

		7,842,367

Real Estate—0.1%
WCI Finance LLC / WEA Finance LLC 5.700%, 10/01/16 (144A)	1,060,000	1,185,788
WEA Finance LLC / WT Finance Aust Pty, Ltd. 6.750%, 09/02/19 (144A)	390,000	463,716

		1,649,504

Real Estate Investment Trusts—0.3%
Boston Properties L.P. 3.700%, 11/15/18	800,000	840,751
5.875%, 10/15/19	500,000	575,822
CommonWealth REIT 5.875%, 09/15/20	100,000	102,910
6.250%, 06/15/17	840,000	899,059
Duke Realty L.P. 6.750%, 03/15/20	584,000	674,953
8.250%, 08/15/19	170,000	211,362
ERP Operating L.P. 4.625%, 12/15/21	250,000	263,908
4.750%, 07/15/20	450,000	486,310
HCP, Inc. 2.625%, 02/01/20	300,000	284,643
5.375%, 02/01/21	800,000	870,444

Real Estate Investment Trusts—(Continued)
ProLogis L.P. 4.250%, 08/15/23	114,000	113,384
6.875%, 03/15/20	325,000	383,172
Simon Property Group L.P. 5.650%, 02/01/20	1,185,000	1,352,118

		7,058,836

Retail—0.2%
Advance Auto Parts, Inc. 4.500%, 01/15/22	1,001,000	986,167
Home Depot, Inc. (The) 3.750%, 02/15/24	586,000	593,057
3.950%, 09/15/20	350,000	376,695
4.400%, 04/01/21	350,000	383,721
Lowe’s Cos., Inc. 3.120%, 04/15/22	900,000	877,079
Macy’s Retail Holdings, Inc. 4.375%, 09/01/23	154,000	155,305
6.375%, 03/15/37	300,000	332,150
Wal-Mart Stores, Inc. 1.125%, 04/11/18	541,000	528,912

		4,233,086

Software—0.2%
Intuit, Inc. 5.750%, 03/15/17	267,000	297,478
Microsoft Corp. 2.375%, 05/01/23	540,000	489,793
3.000%, 10/01/20	750,000	764,386
Oracle Corp. 2.375%, 01/15/19	455,000	457,141
2.500%, 10/15/22	2,410,000	2,221,666
5.750%, 04/15/18	400,000	465,836
6.500%, 04/15/38	300,000	369,964

		5,066,264

Telecommunications—1.1%
America Movil S.A.B. de C.V. 1.256%, 09/12/16 (c)	1,700,000	1,700,005
5.000%, 10/16/19	1,000,000	1,087,227
AT&T, Inc. 3.000%, 02/15/22	2,000,000	1,875,602
5.625%, 06/15/16	388,000	431,783
6.300%, 01/15/38	200,000	216,153
6.450%, 06/15/34	500,000	550,220
BellSouth Capital Funding Corp. 7.875%, 02/15/30	105,000	126,294
BellSouth Corp. 5.200%, 12/15/16	200,000	223,206
6.550%, 06/15/34	987,000	1,060,291
British Telecommunications plc 1.625%, 06/28/16	308,000	309,663
Cellco Partnership / Verizon Wireless Capital LLC 8.500%, 11/15/18	1,360,000	1,742,821

MIST-104

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Cisco Systems, Inc. 5.900%, 02/15/39	900,000	$1,043,986
Crown Castle Towers LLC 6.113%, 01/15/20 (144A)	1,000,000	1,131,063
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	400,000	405,822
8.750%, 06/15/30	500,000	692,844
Embarq Corp. 7.082%, 06/01/16	747,000	840,237
GTE Corp. 6.840%, 04/15/18	950,000	1,108,375
Orange S.A. 8.750%, 03/01/31	400,000	532,380
Qwest Corp. 6.875%, 09/15/33	690,000	668,400
Rogers Communications, Inc. 4.100%, 10/01/23	736,000	738,282
5.450%, 10/01/43	482,000	477,645
8.750%, 05/01/32	940,000	1,249,897
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	210,000	207,205
5.877%, 07/15/19	540,000	584,890
6.421%, 06/20/16	500,000	549,396
Verizon Communications, Inc. 2.500%, 09/15/16	255,000	262,825
4.500%, 09/15/20	1,068,000	1,135,782
4.600%, 04/01/21	1,500,000	1,593,988
6.400%, 09/15/33	1,082,000	1,201,575
7.750%, 12/01/30	800,000	983,773
Verizon New England, Inc. 7.875%, 11/15/29	1,000,000	1,166,607
Verizon Pennsylvania, Inc. 6.000%, 12/01/28	260,000	252,990
Vodafone Group plc 1.500%, 02/19/18	300,000	291,652

		26,442,879

Transportation—0.3%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	240,000	225,836
3.850%, 09/01/23	700,000	701,832
7.950%, 08/15/30	1,185,000	1,555,572
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	1,083,492
Canadian Pacific Railway Co. 6.500%, 05/15/18	680,000	802,119
7.125%, 10/15/31	872,000	1,056,262
CSX Corp. 6.000%, 10/01/36	300,000	336,227
7.900%, 05/01/17	1,000,000	1,187,475
Ryder System, Inc. 3.500%, 06/01/17	485,000	507,233

		7,456,048

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.875%, 07/17/18 (144A)	80,000	79,946

Total Corporate Bonds & Notes (Cost $400,111,663)		389,980,327

Mortgage-Backed Securities—6.1%

Collateralized Mortgage Obligations—3.5%
AJAX Mortgage Loan Trust 3.500%, 02/25/51 (144A) (c) (f)	3,207,256	3,232,014
American Tower Trust I 1.551%, 03/15/43 (144A)	695,000	677,632
Bear Stearns ALT-A Trust 0.819%, 07/25/34 (c)	3,221,848	3,091,573
CAM Mortgage Trust 3.967%, 11/25/57 (144A) (c) (f)	1,699,142	1,680,027
Countrywide Alternative Loan Trust 0.519%, 08/25/34 (c)	2,546,310	2,468,301
Global Mortgage Securitization, Ltd. 0.499%, 11/25/32 (144A) (c)	2,726,292	2,563,434
HarborView Mortgage Loan Trust 2.827%, 05/19/34 (c)	2,519,891	2,467,681
Homeowner Assistance Program Reverse Mortgage Loan Trust 4.000%, 05/26/53 (144A) (f)	4,843,657	4,699,945
JP Morgan Mortgage Trust 2.735%, 08/25/34 (c)	584,526	575,274
MASTR Asset Securitization Trust 5.500%, 12/25/33	2,003,033	2,093,259
Merrill Lynch Mortgage Investors Trust 0.639%, 04/25/29 (c)	1,581,439	1,496,101
0.679%, 05/25/29 (c)	3,149,184	3,022,086
0.799%, 10/25/28 (c)	1,724,857	1,651,805
0.819%, 10/25/28 (c)	2,897,265	2,865,838
1.097%, 01/25/29 (c)	2,119,289	2,066,571
Sequoia Mortgage Trust 0.480%, 12/20/34 (c)	3,296,873	3,160,248
0.820%, 01/20/34 (c)	2,016,407	1,943,596
0.840%, 07/20/33 (c)	2,079,639	2,001,247
0.940%, 04/20/33 (c)	2,056,695	1,997,286
Springleaf Mortgage Loan Trust 1.270%, 06/25/58 (144A) (c)	3,096,198	3,042,070
1.780%, 12/25/65 (144A) (c)	5,785,418	5,756,873
2.310%, 06/25/58 (144A) (c)	1,240,000	1,186,898
3.140%, 06/25/58 (144A) (c)	792,000	760,897
3.520%, 12/25/65 (144A) (c)	2,177,000	2,098,423
3.790%, 06/25/58 (144A) (c)	603,000	569,944
4.480%, 12/25/65 (144A) (c)	3,000,000	2,878,410
6.000%, 10/25/57 (144A) (c)	350,000	362,206
Station Place Securitization Trust 1.870%, 02/25/15 (c)	1,000,000	1,000,000
Structured Asset Mortgage Investments II Trust 0.881%, 01/19/34 (c)	3,116,968	3,009,610
0.881%, 03/19/34 (c)	3,313,793	3,212,228

MIST-105

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Asset Mortgage Investments Trust 1.081%, 05/19/33 (c)	3,225,470	$3,051,111
Structured Asset Securities Corp. Mortgage Loan Trust
0.479%, 10/25/27 (c)	788,088	780,138
Structured Asset Securities Corp. Mortgage Pass-Through Certificate
2.548%, 11/25/33 (c)	2,053,802	2,039,569
Thornburg Mortgage Securities Trust
2.230%, 12/25/44 (c)	2,865,612	2,839,415
Vericrest Opportunity Loan Trust
3.105%, 11/25/50 (144A) (c)	756,115	756,720
Wedgewood Real Estate Trust
3.967%, 07/25/43 (144A) (c) (f)	1,040,470	1,040,470
Wells Fargo Commercial Mortgage Trust
2.800%, 03/18/28 (144A) (c)	1,000,000	968,746
Wells Fargo Mortgage Loan Trust
2.847%, 08/27/37 (144A) (c)	2,261,856	2,274,727

		81,382,373

Commercial Mortgage-Backed Securities—2.6%
A10 Securitization LLC
2.400%, 11/15/25 (144A)	1,415,000	1,408,225
Banc of America Commercial Mortgage Trust
5.803%, 04/10/49 (c)	1,000,000	1,099,675
5.889%, 07/10/44 (c)	1,665,000	1,827,536
BB-UBS Trust
2.892%, 06/05/30 (144A)	1,250,000	1,186,567
3.430%, 11/05/36 (144A)	2,950,000	2,763,312
Bear Stearns Commercial Mortgage Securities Trust
0.875%, 06/11/50 (144A) (c)	1,500,000	1,438,962
Citigroup Commercial Mortgage Trust
2.110%, 01/12/18	583,190	585,589
Commercial Mortgage Pass-Through Certificates
0.251%, 07/10/45 (144A) (c) (d)	120,000,000	1,767,192
2.365%, 02/10/29 (144A)	2,789,132	2,848,568
3.612%, 06/10/46 (c)	2,934,000	2,920,609
4.353%, 08/10/30 (144A)	3,000,000	3,106,638
Commercial Mortgage Trust
3.086%, 04/12/35 (144A)	1,871,000	1,745,357
DBRR Trust
0.853%, 02/25/45 (144A) (c)	589,226	589,780
1.636%, 12/18/49 (144A) (c)	2,845,265	2,840,901
GS Mortgage Securities Corp. II
2.318%, 01/10/30 (144A)	733,000	732,978
2.706%, 12/10/27 (144A)	300,911	298,063
GS Mortgage Securities Corp. Trust
3.551%, 04/10/34 (144A)	3,000,000	2,970,816
JP Morgan Chase Commercial Mortgage Securities Trust
5.716%, 02/15/51	3,000,000	3,334,083
KGS-Alpha SBA COOF Trust
0.638%, 05/25/39 (144A) (c) (d)	13,706,042	349,076
1.796%, 03/25/39	12,281,316	744,555

Commercial Mortgage-Backed Securities—(Continued)
Ladder Capital Commercial Mortgage Trust
3.985%, 02/15/36 (144A)	768,000	706,800
LB-UBS Commercial Mortgage Trust
5.430%, 02/15/40	1,244,979	1,369,526
Morgan Stanley Re-REMIC Trust
2.000%, 07/27/49 (144A)	1,365,942	1,375,381
N-Star Real Estate CDO, Ltd.
2.029%, 08/25/29 (144A) (c)	3,037,000	3,039,847
5.179%, 08/25/29 (144A) (c)	280,000	278,163
NCUA Guaranteed Notes Trust
2.650%, 10/29/20	3,738,146	3,856,186
2.900%, 10/29/20	5,000,000	5,193,550

ORES NPL LLC
3.081%, 09/25/25 (144A)	3,002,909	3,003,185
RBS Commercial Funding Trust
3.260%, 03/11/31 (144A)	531,000	492,036
UBS-BAMLL Trust
3.663%, 06/10/30 (144A)	578,000	558,698
UBS-Barclays Commercial Mortgage Trust
3.244%, 04/10/46	2,228,000	2,148,019
VFC LLC
3.130%, 03/20/26 (144A)	1,891,000	1,891,159
VNO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,317,361

		59,788,393

Total Mortgage-Backed Securities (Cost $142,511,136)		141,170,766

Asset-Backed Securities—5.4%

Asset-Backed - Automobile—2.8%
Ally Auto Receivables Trust
0.630%, 05/15/17	1,318,182	1,314,218
0.720%, 05/20/16	2,500,000	2,493,940
American Credit Acceptance Receivables Trust
1.320%, 02/15/17 (144A)	1,547,534	1,547,871
1.450%, 04/16/18 (144A)	1,968,487	1,966,019
4.130%, 06/15/15 (144A)	1,897,185	1,906,325
AmeriCredit Automobile Receivables Trust
0.490%, 06/08/16	734,330	733,887
0.610%, 10/10/17	185,000	184,401
0.740%, 11/08/16	6,108,000	6,112,599
0.910%, 10/08/15	717,231	717,578
1.170%, 05/09/16	567,379	568,532
BMW Vehicle Lease Trust
0.400%, 01/20/15	874,000	873,342
0.540%, 09/21/15	381,000	380,260
Capital Auto Receivables Asset Trust
0.610%, 11/20/15 (c)	2,500,000	2,500,330
0.620%, 07/20/16	990,000	988,472
CarMax Auto Owner Trust
0.600%, 10/16/17	453,000	451,941
CarNow Auto Receivables Trust
1.160%, 10/16/17 (144A)	2,142,098	2,140,648
1.970%, 11/15/17 (144A)	668,000	668,052

MIST-106

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
CFC LLC
1.650%, 07/17/17 (144A)	1,352,507	$1,349,099
2.750%, 11/15/18 (144A)	667,000	657,859
CPS Auto Trust
1.310%, 06/15/20 (144A)	1,482,145	1,477,302
1.640%, 04/16/18 (144A)	2,848,000	2,842,119
1.820%, 09/15/20 (144A)	2,258,390	2,253,810
DT Auto Owner Trust
1.780%, 06/15/17 (144A)	1,625,000	1,624,899
Exeter Automobile Receivables Trust
1.290%, 10/16/17 (144A)	1,722,208	1,718,922
1.490%, 11/15/17 (144A)	2,235,000	2,235,764
Fifth Third Auto Trust
0.450%, 01/15/16	1,515,000	1,514,206
0.880%, 10/16/17	1,745,000	1,749,839
First Investors Auto Owner Trust
0.900%, 10/15/18 (144A)	427,919	426,289
Flagship Credit Auto Trust
1.320%, 04/16/18 (144A)	3,236,016	3,229,991
Harley Davidson Motorcycle Trust
0.650%, 07/16/18	1,427,000	1,426,752
Honda Auto Receivables Owner Trust
0.350%, 06/22/15	679,084	678,772
0.370%, 10/16/15	3,000,000	2,997,165
0.530%, 02/16/17	1,404,000	1,401,591
Hyundai Auto Receivables Trust
0.400%, 12/15/15	648,884	648,817
0.560%, 07/17/17	423,000	422,307
0.750%, 09/17/18	600,000	595,121
Mercedes-Benz Auto Lease Trust
0.490%, 06/15/15	2,871,000	2,871,201
Nissan Auto Receivables Owner Trust
0.370%, 09/15/15	704,889	704,789
Santander Drive Auto Receivables Trust
0.480%, 02/16/16	320,074	319,924
2.350%, 11/16/15	1,871,496	1,882,134
3.010%, 04/16/18	2,000,000	2,052,890
SNAAC Auto Receivables Trust
1.140%, 07/16/18 (144A)	985,229	984,184
Toyota Auto Receivables Owner Trust
0.550%, 01/17/17	732,000	729,742

		64,343,903

Asset-Backed - Home Equity—0.0%
Asset Backed Securities Corp. Home Equity Loan Trust
0.929%, 02/25/35 (c)	530,000	486,520

Asset-Backed - Other—2.6%
Bayview Opportunity Master Fund IIa Trust
3.228%, 03/28/33 (144A) (c)	1,320,596	1,318,206
Conix Mortgage Asset Trust
4.704%, 12/25/47 (144A) (c) (f)	1,742,267	1,711,777
Ford Credit Floorplan Master Owner Trust
0.562%, 01/15/18 (c)	725,000	724,398

Asset-Backed - Other—(Continued)
HLSS Servicer Advance Receivables Backed Notes
0.898%, 01/15/44 (144A)	964,000	963,422
1.147%, 05/16/44 (144A)	1,495,000	1,486,628
1.183%, 08/15/44 (144A)	2,148,000	2,146,711
1.287%, 09/15/44 (144A)	2,000,000	2,000,000
1.340%, 10/15/43 (144A)	1,000,000	1,000,300
1.495%, 01/16/46 (144A)	748,000	745,457
1.744%, 01/16/46 (144A)	174,000	172,312
1.843%, 05/16/44 (144A)	2,000,000	1,991,800
John Deere Owner Trust
0.410%, 09/15/15	2,000,000	1,998,998
0.600%, 03/15/17	2,000,000	1,997,714
Kondaur Mortgage Asset Trust
4.458%, 08/25/52 (144A) (c)	2,987,432	3,102,261
LV Tower 52 Issuer LLC
5.500%, 06/15/18 (g)	2,265,358	2,265,358
Nationstar Agency Advance Funding Trust
0.997%, 02/15/45 (144A)	253,000	251,239
1.892%, 02/18/48 (144A)	115,000	111,674
Nationstar Mortgage Advance Receivable Trust
1.679%, 06/20/46 (144A)	2,000,000	1,997,139
Normandy Mortgage Loan Trust
4.949%, 09/16/43 (144A)	6,016,819	6,016,819
NYMT Residential LLC 4.850%, 09/25/18 (g)	2,429,000	2,429,000
Progreso Receivables Funding I LLC 4.000%, 07/09/18 (144A)	1,000,000	995,000
RBSHD Trust 4.685%, 10/25/47 (144A) (c) (f)	3,000,000	3,000,000
Real Estate Asset Trust 3.230%, 05/25/52 (144A) (c) (f)	1,084,477	1,084,477
3.819%, 07/25/43 (144A) (c) (f)	1,852,927	1,852,927
SpringCastle America Funding LLC 3.750%, 04/03/21 (144A)	3,415,167	3,384,647
Springleaf Funding Trust 2.580%, 09/15/21 (144A)	5,650,000	5,620,970
3.920%, 01/16/23 (144A)	2,500,000	2,462,500
4.820%, 01/16/23 (144A)	2,000,000	1,940,000
Stanwich Mortgage Loan Trust 2.981%, 02/16/43 (144A)	748,313	750,225
3.228%, 04/16/59 (144A)	2,647,675	2,622,522
Westgate Resorts LLC 2.250%, 08/20/25 (144A)	1,719,741	1,709,531

		59,854,012

Total Asset-Backed Securities (Cost $124,924,013)		124,684,435

Foreign Government—0.5%

Provincial—0.0%
Province of Ontario 1.650%, 09/27/19	1,000,000	962,500

MIST-107

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—0.5%
Israel Government AID Bond Zero Coupon, 08/15/20	1,500,000	$1,269,525
Zero Coupon, 02/15/22	3,000,000	2,342,775
Zero Coupon, 11/01/22	8,000,000	6,015,528
Mexico Government International Bond 4.000%, 10/02/23	1,374,000	1,365,412
5.750%, 10/12/10	500,000	470,000
South Africa Government International Bond 5.875%, 09/16/25	384,000	403,680

		11,866,920

Total Foreign Government (Cost $13,731,441)		12,829,420

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $52,349,000 on 10/01/13, collateralized by $53,465,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $53,398,169.	52,349,000	52,349,000

Total Short-Term Investment (Cost $52,349,000)		52,349,000

Total Investments—100.1% (Cost $2,400,333,687) (h)		2,329,042,312
Other assets and liabilities (net)—(0.1)%		(2,608,617)

Net Assets—100.0%		$2,326,433,695

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Delayed - delivery security.
(b)	Principal only security.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Interest only security.
(e)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $18,301,637, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Illiquid security. As of September 30, 2013, these securities represent 0.2% of net assets.
(h)	As of September 30, 2013, the aggregate cost of investments was $2,400,333,687. The aggregate unrealized appreciation and depreciation of investments were $8,861,944 and $(80,153,319), respectively, resulting in net unrealized depreciation of $(71,291,375).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $211,633,474, which is 9.1% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AJAX Mortgage Loan Trust	03/20/13	$2,743,227	$2,734,437	$2,773,262
AJAX Mortgage Loan Trust	01/28/13	464,029	460,935	458,752
CAM Mortgage Trust	04/25/13	1,699,142	1,698,289	1,680,027
Conix Mortgage Asset Trust	05/16/13	1,742,267	1,742,267	1,711,777
Homeowner Assistance Program Reverse Mortgage Loan Trust	05/03/13	4,843,657	4,774,849	4,699,945
RBSHD Trust	09/27/13	3,000,000	3,000,000	3,000,000
Real Estate Asset Trust	07/16/13	1,852,927	1,852,927	1,852,927
Real Estate Asset Trust	04/01/13	1,084,477	1,084,477	1,084,477
Wedgewood Real Estate Trust	06/21/13	1,040,470	1,040,470	1,040,470

MIST-108

Met Investors Series Trust

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,608,028,364	$—	$1,608,028,364
Total Corporate Bonds & Notes*	—	389,980,327	—	389,980,327
Total Mortgage-Backed Securities*	—	141,170,766	—	141,170,766
Total Asset-Backed Securities*	—	124,684,435	—	124,684,435
Total Foreign Government*	—	12,829,420	—	12,829,420
Total Short-Term Investment*	—	52,349,000	—	52,349,000
Total Investments	$—	$2,329,042,312	$—	$2,329,042,312

*	See Schedule of Investments for additional detailed categorizations.

MIST-109

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—31.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
BAE Systems plc	224,265	$1,649,124
European Aeronautic Defence and Space Co. NV	47,874	3,051,459
General Dynamics Corp.	675	59,076
Honeywell International, Inc.	17,377	1,442,986
United Technologies Corp.	18,036	1,944,642

		8,147,287

Air Freight & Logistics—0.2%
Deutsche Post AG	40,088	1,331,138
Yamato Holdings Co., Ltd.	33,100	748,317

		2,079,455

Airlines—0.0%
Delta Air Lines, Inc.	5,007	118,115
Southwest Airlines Co.	10,075	146,692

		264,807

Auto Components—0.7%
Bridgestone Corp.	96,100	3,517,743
Continental AG	9,456	1,602,707
GKN plc	288,011	1,594,605
Johnson Controls, Inc.	6,141	254,851
Valeo S.A.	11,149	952,030

		7,921,936

Automobiles—1.2%
Astra International Tbk PT	1,117,500	623,109
General Motors Co. (a)	27,507	989,427
Honda Motor Co., Ltd.	49,900	1,906,945
Hyundai Motor Co.	6,700	1,565,637
Isuzu Motors, Ltd.	174,000	1,153,497
Mahindra & Mahindra, Ltd. (GDR)	50,300	661,445
Mazda Motor Corp. (a)	243,000	1,088,802
Nissan Motor Co., Ltd.	20,800	209,419
Toyota Motor Corp.	80,000	5,130,491
Yamaha Motor Co., Ltd.	45,600	670,262

		13,999,034

Beverages—0.7%
Cia de Bebidas das Americas (ADR)	30,300	1,162,005
Coca-Cola Co. (The)	36,869	1,396,597
Coca-Cola Enterprises, Inc.	10,199	410,102
Constellation Brands, Inc. - Class A (a)	2,242	128,691
Diageo plc	23,570	748,975
Dr Pepper Snapple Group, Inc.	6,679	299,353
PepsiCo, Inc.	10,284	817,578
SABMiller plc	49,786	2,537,894
Tsingtao Brewery Co., Ltd. Class H	106,000	807,094

		8,308,289

Biotechnology—0.3%
Alexion Pharmaceuticals, Inc. (a)	3,361	390,414
Biogen Idec, Inc. (a)	6,833	1,645,113

Biotechnology—(Continued)
Celgene Corp. (a)	9,943	1,530,526

Gilead Sciences, Inc. (a)	1,239	77,859
Vertex Pharmaceuticals, Inc. (a)	3,689	279,700

		3,923,612

Building Products—0.3%
Cie de St-Gobain	25,649	1,270,727
Daikin Industries, Ltd.	26,000	1,382,036
Masco Corp.	23,544	501,016

		3,153,779

Capital Markets—0.8%
Bank of New York Mellon Corp. (The)	1,113	33,601
Credit Suisse Group AG (a)	29,632	908,021
Deutsche Bank AG	9,263	425,317
Goldman Sachs Group, Inc. (The)	6,503	1,028,840
Henderson Group plc	336,924	1,032,939
Invesco, Ltd.	19,740	629,706
Morgan Stanley	16,789	452,464
Nomura Holdings, Inc.	107,700	840,994
State Street Corp.	10,913	717,530
UBS AG (a)	157,108	3,214,136

		9,283,548

Chemicals—0.7%
Air Products & Chemicals, Inc.	6,318	673,309
Asahi Kasei Corp.	266,000	2,009,890
Axiall Corp.	4,530	171,189
BASF SE	16,613	1,595,101
CF Industries Holdings, Inc.	21	4,427
Dow Chemical Co. (The)	19,244	738,970
E.I. du Pont de Nemours & Co.	5,097	298,480
Mosaic Co. (The)	2,040	87,761
Nitto Denko Corp.	11,600	759,988
Solvay S.A.	10,683	1,602,382

		7,941,497

Commercial Banks—3.2%
Australia & New Zealand Banking Group, Ltd.	50,676	1,456,278
Banco Santander Chile (ADR)	15,500	407,495
Barclays plc	181,327	780,148
BNP Paribas S.A.	30,515	2,065,431
Capitec Bank Holdings, Ltd.	10,200	204,051
China Merchants Bank Co., Ltd. Class H	208,000	378,246
CIT Group, Inc. (a)	722	35,212
Comerica, Inc.	5,863	230,474
Danske Bank A/S (a)	37,582	808,923
Grupo Financiero Banorte S.A.B. de C.V. - Class O	56,700	353,295
HDFC Bank, Ltd. (ADR)	60,700	1,868,346
HSBC Holdings plc	309,527	3,354,410
Itau Unibanco Holding S.A. (ADR)	48,000	677,760
Lloyds Banking Group plc (a)	1,435,445	1,712,577
Mitsubishi UFJ Financial Group, Inc.	785,900	5,041,430
Mizuho Financial Group, Inc.	1,087,800	2,367,779

MIST-110

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
OTP Bank plc	16,600	$328,565
PNC Financial Services Group, Inc. (The)	4,013	290,742
PT Bank Rakyat Indonesia Persero Tbk	675,000	423,135
Public Bank Bhd	86,800	472,498
Sberbank of Russia (ADR)	75,400	907,062
Siam Commercial Bank Public Co., Ltd.	79,800	377,570
Standard Chartered plc	35,200	844,262

Sumitomo Mitsui Financial Group, Inc.	99,900	4,849,942
Sumitomo Mitsui Trust Holdings, Inc.	500,000	2,483,141
Swedbank AB - A Shares	59,131	1,379,069
Turkiye Garanti Bankasi A/S	184,000	725,576
Wells Fargo & Co.	65,702	2,714,807

		37,538,224

Commercial Services & Supplies—0.1%
Moshi Moshi Hotline, Inc.	51,100	598,322
Tyco International, Ltd.	3,053	106,794

		705,116

Communications Equipment—0.4%
Cisco Systems, Inc.	74,604	1,747,226
QUALCOMM, Inc.	17,429	1,174,017
Telefonaktiebolaget LM Ericsson - B Shares	129,366	1,723,055

		4,644,298

Computers & Peripherals—0.4%
Apple, Inc.	6,418	3,059,782
EMC Corp.	15,225	389,151
Hewlett-Packard Co.	23,907	501,569
SanDisk Corp.	3,948	234,945

		4,185,447

Construction & Engineering—0.1%
Fluor Corp.	15,408	1,093,352
Larsen & Toubro, Ltd. (GDR)	25,200	322,308

		1,415,660

Construction Materials—0.1%
Holcim, Ltd. (a)	9,000	670,022

Consumer Finance—0.1%
Capital One Financial Corp.	9,855	677,433

Containers & Packaging—0.2%
Crown Holdings, Inc. (a)	7,729	326,782
Smurfit Kappa Group plc	87,923	2,007,346

		2,334,128

Distributors—0.0%
Imperial Holdings, Ltd.	9,800	212,729

Diversified Financial Services—1.0%
African Bank Investments, Ltd.	105,900	176,066
Bank of America Corp.	117,822	1,625,944

Diversified Financial Services—(Continued)
Berkshire Hathaway, Inc. - Class B (a)	9,342	1,060,410
Citigroup, Inc.	40,828	1,980,566
Deutsche Boerse AG	10,716	806,364
FirstRand, Ltd.	194,100	647,442
ING Groep NV (a)	157,920	1,791,954
IntercontinentalExchange, Inc. (a)	1,800	326,556
NYSE Euronext	1,861	78,125
ORIX Corp.	162,700	2,662,860
Remgro, Ltd.	22,600	436,542

		11,592,829

Diversified Telecommunication Services—0.5%
AT&T, Inc.	8,033	271,676
BT Group plc	440,191	2,439,081
Deutsche Telekom AG	82,027	1,189,776
Nippon Telegraph & Telephone Corp.	10,800	560,570
Verizon Communications, Inc.	29,171	1,361,119

		5,822,222

Electric Utilities—0.3%
Edison International	14,131	650,874
Electricite de France S.A.	24,120	763,127
NextEra Energy, Inc.	11,185	896,590
Xcel Energy, Inc.	25,135	693,977

		3,004,568

Electrical Equipment—0.4%
Eaton Corp. plc	1,728	118,956
Emerson Electric Co.	24,882	1,609,865
Schneider Electric S.A.	20,427	1,728,387
Sumitomo Electric Industries, Ltd.	116,000	1,683,871

		5,141,079

Electronic Equipment, Instruments & Components—0.4%
Anritsu Corp.	26,000	330,983
Corning, Inc.	7,132	104,056
Delta Electronics, Inc.	186,000	903,444
Hitachi, Ltd.	441,000	2,920,028
TE Connectivity, Ltd.	3,396	175,845

		4,434,356

Energy Equipment & Services—0.4%
Baker Hughes, Inc.	2,182	107,136
Cameron International Corp. (a)	4,672	272,705
Ensco plc - Class A	12,918	694,342
Halliburton Co.	2,371	114,164
Noble Corp.	7,875	297,439
Petrofac, Ltd.	34,567	787,442
Schlumberger, Ltd.	17,245	1,523,768
Tenaris S.A. (ADR)	17,800	832,684

		4,629,680

Food & Staples Retailing—0.6%
CVS Caremark Corp.	20,562	1,166,893
Kroger Co. (The)	4,711	190,042

MIST-111

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Magnit OJSC (GDR)	19,700	$1,216,475
Massmart Holdings, Ltd.	15,900	266,203
President Chain Store Corp.	75,000	541,778
Seven & I Holdings Co., Ltd.	42,900	1,571,383
Shoprite Holdings, Ltd.	48,400	796,068
Sun Art Retail Group, Ltd.	256,000	366,971
Wal-Mart de Mexico S.A.B. de C.V.	271,500	710,615
Wal-Mart Stores, Inc.	5,356	396,130

		7,222,558

Food Products—1.2%
Archer-Daniels-Midland Co.	22,784	839,363
General Mills, Inc.	12,616	604,559
Grieg Seafood ASA (a)	514,215	1,393,666

Marine Harvest ASA	1,811,501	1,934,519
Mondelez International, Inc. - Class A	28,394	892,139
Nestle S.A.	17,410	1,219,433
Nutreco NV	37,210	1,944,350
Salmar ASA (a)	153,651	1,744,806
Tiger Brands, Ltd.	12,500	372,308
Tingyi Cayman Islands Holding Corp.	158,000	418,233
Unilever NV	59,547	2,317,284
Viscofan S.A.	6,454	369,134

		14,049,794

Gas Utilities—0.0%
National Fuel Gas Co.	562	38,643
Questar Corp.	5,870	132,016

		170,659

Health Care Equipment & Supplies—0.2%
Abbott Laboratories	12,915	428,649
Baxter International, Inc.	11,224	737,305
CareFusion Corp. (a)	5,295	195,385
Covidien plc	6,086	370,881
Intuitive Surgical, Inc. (a)	309	116,267
St. Jude Medical, Inc.	1,141	61,203

		1,909,690

Health Care Providers & Services—0.2%
DaVita HealthCare Partners, Inc. (a)	5,930	337,417
Humana, Inc.	6,595	615,511
McKesson Corp.	451	57,863
UnitedHealth Group, Inc.	15,052	1,077,874

		2,088,665

Health Care Technology—0.0%
Cerner Corp. (a)	476	25,014

Hotels, Restaurants & Leisure—0.5%
InterContinental Hotels Group plc	70,062	2,047,586
Marriott International, Inc. - Class A	7,070	297,364
McDonald’s Corp.	914	87,936
Royal Caribbean Cruises, Ltd.	9,376	358,913
Sands China, Ltd.	193,600	1,200,461

Hotels, Restaurants & Leisure—(Continued)
Sodexo	20,761	1,938,321
Starbucks Corp.	2,409	185,421
Yum! Brands, Inc.	5,362	382,793

		6,498,795

Household Durables—0.5%
Barratt Developments plc (a)	117,692	587,977
Berkeley Group Holdings plc	20,462	687,372
Electrolux AB - Series B	42,682	1,108,854
Haseko Corp. (a)	93,300	672,580
Lennar Corp. - Class A	1,316	46,586
Persimmon plc (a)	31,283	549,993
PulteGroup, Inc.	15,962	263,373
Sekisui Chemical Co., Ltd.	98,000	1,000,963
Sekisui House, Ltd.	58,000	781,954
Taylor Wimpey plc	346,499	564,181
Toll Brothers, Inc. (a)	1,835	59,509

		6,323,342

Household Products—0.2%
Kimberly-Clark Corp.	5,986	564,001
Procter & Gamble Co. (The)	23,922	1,808,264
Unilever Indonesia Tbk PT	142,000	370,166

		2,742,431

Industrial Conglomerates—0.4%
Bidvest Group, Ltd.	29,400	736,853
General Electric Co.	40,790	974,473
Hutchison Whampoa, Ltd.	125,000	1,501,759
Jardine Matheson Holdings, Ltd.	13,600	746,749
KOC Holding	73,500	339,267

		4,299,101

Insurance—2.6%
ACE, Ltd.	12,833	1,200,656
Aegon NV	336,716	2,493,269
Aflac, Inc.	1,750	108,483
Ageas	65,765	2,664,280
AIA Group, Ltd.	252,200	1,187,286
Allianz SE	22,579	3,549,503
Aon plc	4,976	370,413
Assicurazioni Generali S.p.A.	46,130	921,488
AXA S.A.	182,080	4,225,567
Everest Re Group, Ltd.	1,162	168,966
Hartford Financial Services Group, Inc.	21,558	670,885
Lancashire Holdings, Ltd.	65,722	817,826
Legal & General Group plc	296,204	942,189
Lincoln National Corp.	1,940	81,461
Muenchener Rueckversicherungs AG	4,197	820,956
Ping An Insurance Group Co. of China, Ltd. Class H	113,000	842,025
Prudential Financial, Inc.	10,184	794,148
Prudential plc	220,688	4,114,195
RenaissanceRe Holdings, Ltd.	2,161	195,635
Swiss Re AG (a)	36,980	3,058,837

MIST-112

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Tokio Marine Holdings, Inc.	24,700	$810,291
Zurich Insurance Group AG (a)	2,341	602,913

		30,641,272

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	2,961	925,727
Expedia, Inc.	1,855	96,070
priceline.com, Inc. (a)	441	445,829

		1,467,626

Internet Software & Services—0.3%
eBay, Inc. (a)	10,167	567,217
Google, Inc. - Class A (a)	3,049	2,670,650
LinkedIn Corp. - Class A (a)	274	67,420

		3,305,287

IT Services—0.6%
Alliance Data Systems Corp. (a)	845	178,692
Cap Gemini S.A.	32,593	1,939,857
Cielo S.A.	18,500	500,334
Cognizant Technology Solutions Corp. - Class A (a)	5,500	451,660
Fidelity National Information Services, Inc.	3,443	159,893
Infosys, Ltd. (ADR)	21,200	1,019,932
International Business Machines Corp.	8,299	1,536,809
Mastercard, Inc. - Class A	802	539,570
Visa, Inc. - Class A	5,221	997,733

		7,324,480

Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc. (a)	1,874	449,929
Thermo Fisher Scientific, Inc.	2,948	271,658

		721,587

Machinery—0.2%
Caterpillar, Inc.	2,006	167,240
Deere & Co.	2,901	236,112
Kawasaki Heavy Industries, Ltd.	212,000	922,919
PACCAR, Inc.	15,414	857,943
SPX Corp.	2,845	240,801
WEG S.A.	31,600	384,966

		2,809,981

Marine—0.3%
AP Moeller - Maersk A/S - Class B	129	1,184,622
Kawasaki Kisen Kaisha, Ltd.	344,000	809,997
Mitsui OSK Lines, Ltd. (a)	131,000	593,798
Nippon Yusen KK	306,000	969,434

		3,557,851

Media—1.0%
CBS Corp. - Class B	13,420	740,247
Comcast Corp. - Class A	39,822	1,797,963
DISH Network Corp. - Class A	4,273	192,328

Media—(Continued)
Omnicom Group, Inc.	907	57,540
Pearson plc	51,998	1,058,362
Reed Elsevier plc	125,219	1,686,655
Time Warner Cable, Inc.	4,285	478,206
Time Warner, Inc.	24,172	1,590,759
Walt Disney Co. (The)	5,569	359,145
Wolters Kluwer NV	37,251	959,196
WPP plc	129,654	2,669,152

		11,589,553

Metals & Mining—0.3%
Alcoa, Inc.	45,520	369,623
First Quantum Minerals, Ltd.	56,857	1,058,703
Freeport-McMoRan Copper & Gold, Inc.	6,954	230,038
Kumba Iron Ore, Ltd.	9,210	425,482
Rio Tinto plc	22,867	1,119,891
United States Steel Corp.	5,600	115,304
Vale S.A. (ADR)	46,600	662,186

		3,981,227

Multi-Utilities—0.3%
Centrica plc	135,799	813,466
CMS Energy Corp.	8,134	214,087
DTE Energy Co.	6,003	396,078
GDF Suez	34,430	865,387
NiSource, Inc.	13,610	420,413
Sempra Energy	4,919	421,066

		3,130,497

Multiline Retail—0.3%
Lojas Renner S.A.	12,200	349,712
Macy’s, Inc.	6,972	301,678
Next plc	14,293	1,195,096
Nordstrom, Inc.	3,411	191,698
Target Corp.	16,239	1,038,971

		3,077,155

Oil, Gas & Consumable Fuels—1.5%
Anadarko Petroleum Corp.	5,539	515,072
Apache Corp.	2,943	250,567
BG Group plc	109,717	2,097,388
BP plc	90,575	635,463
Cheniere Energy, Inc. (a)	400	13,656
Chevron Corp.	18,870	2,292,705
CNOOC, Ltd.	523,000	1,056,989
ConocoPhillips	8,690	604,042
EOG Resources, Inc.	1,734	293,531
Exxon Mobil Corp.	28,556	2,456,958
Marathon Oil Corp.	3,803	132,649
Marathon Petroleum Corp.	7,495	482,078
Occidental Petroleum Corp.	9,894	925,485
Petroleo Brasileiro S.A. (ADR)	56,500	945,245
Phillips 66	2,329	134,663
Range Resources Corp.	1,268	96,228
Repsol S.A.	45,896	1,141,601

MIST-113

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Royal Dutch Shell plc - A Shares	54,731	$1,805,501
Tullow Oil plc	57,133	947,865
Ultrapar Participacoes S.A.	26,800	660,961
Valero Energy Corp.	9,094	310,560
Williams Cos., Inc. (The)	10,721	389,816

		18,189,023

Paper & Forest Products—0.1%
International Paper Co.	3,355	150,304
Stora Enso Oyj - R Shares	79,080	670,193
UPM-Kymmene Oyj	48,501	671,458

		1,491,955

Pharmaceuticals—2.3%
Actavis, Inc. (a)	1,985	285,840
Allergan, Inc.	4,772	431,627
Bayer AG	37,555	4,428,268
Bristol-Myers Squibb Co.	36,594	1,693,570
GlaxoSmithKline plc	120,932	3,039,377
Johnson & Johnson	34,417	2,983,610
Novartis AG	61,467	4,724,708
Novo Nordisk A/S - Class B	3,267	553,848
Otsuka Holdings Co., Ltd.	17,600	510,959
Pfizer, Inc.	11,607	333,237
Roche Holding AG	23,298	6,284,815
Sanofi	12,756	1,293,568
Shire plc	19,176	767,814
Valeant Pharmaceuticals International, Inc. (a)	2,792	291,289

		27,622,530

Real Estate Investment Trusts—0.6%
American Campus Communities, Inc.	2,445	83,497
American Tower Corp.	938	69,534
Apartment Investment & Management Co. - Class A	1,722	48,113
Boston Properties, Inc.	1,661	177,561
Brandywine Realty Trust	12,669	166,977
Camden Property Trust	1,787	109,793
CBL & Associates Properties, Inc.	12,149	232,046
Digital Realty Trust, Inc.	1,802	95,686
First Real Estate Investment Trust	890,000	791,548
Goodman Group	210,421	958,634
HCP, Inc.	4,295	175,880
Highwoods Properties, Inc.	6,453	227,855
Host Hotels & Resorts, Inc.	12,576	222,218
Lippo Malls Indonesia Retail Trust	2,070,000	718,266
Mapletree Logistics Trust	864,000	737,132
Post Properties, Inc.	1,710	76,984
ProLogis, Inc.	983	36,981
Simon Property Group, Inc.	2,853	422,900
Unibail-Rodamco SE	5,365	1,331,355
Ventas, Inc.	4,682	287,943

		6,970,903

Real Estate Management & Development—0.4%
Daito Trust Construction Co., Ltd.	5,700	570,820
Deutsche Wohnen AG	78,289	1,401,348
GSW Immobilien AG	7,828	343,785
Hang Lung Properties, Ltd.	143,000	488,071
Mitsubishi Estate Co., Ltd.	24,000	712,126
TAG Immobilien AG	46,513	577,313
Wharf Holdings, Ltd.	93,000	806,371

		4,899,834

Road & Rail—0.3%
CSX Corp.	53,121	1,367,334
East Japan Railway Co.	9,700	836,123
Norfolk Southern Corp.	2,499	193,298
Union Pacific Corp.	9,615	1,493,594

		3,890,349

Semiconductors & Semiconductor Equipment—0.8%
Applied Materials, Inc.	27,481	482,017
ASML Holding NV	32,094	3,165,349
Avago Technologies, Ltd.	4,628	199,559
Broadcom Corp. - Class A	19,690	512,137
KLA-Tencor Corp.	5,480	333,458
Lam Research Corp. (a)	5,971	305,655
ON Semiconductor Corp. (a)	10,913	79,665
Samsung Electronics Co., Ltd. (GDR)	3,200	2,041,600
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	107,000	1,814,720
Xilinx, Inc.	4,700	220,242

		9,154,402

Software—0.6%
Adobe Systems, Inc. (a)	16,548	859,503
Citrix Systems, Inc. (a)	3,769	266,129
Microsoft Corp.	68,549	2,283,367
Oracle Corp.	39,395	1,306,732
SAP AG	28,919	2,137,463
VMware, Inc. - Class A (a)	1,528	123,615

		6,976,809

Specialty Retail—0.5%
AutoZone, Inc. (a)	1,545	653,118
Home Depot, Inc. (The)	18,319	1,389,496
Kingfisher plc	224,102	1,398,275
Lowe’s Cos., Inc.	20,469	974,529
Mr. Price Group, Ltd.	12,800	177,223
O’Reilly Automotive, Inc. (a)	108	13,780
Ross Stores, Inc.	1,614	117,499
TJX Cos., Inc.	14,614	824,084

		5,548,004

Textiles, Apparel & Luxury Goods—0.2%
Cie Financiere Richemont S.A.	18,332	1,832,045
Lululemon Athletica, Inc. (a)	1,722	125,861
VF Corp.	4,670	929,564

		2,887,470

MIST-114

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Tobacco—0.8%
British American Tobacco Malaysia Bhd	13,300	$261,997
British American Tobacco plc	42,887	2,275,605
Japan Tobacco, Inc.	123,000	4,441,283
Lorillard, Inc.	2,421	108,412
Philip Morris International, Inc.	20,926	1,811,982

		8,899,279

Trading Companies & Distributors—0.1%
Marubeni Corp.	122,000	962,961
WW Grainger, Inc.	1,542	403,557

		1,366,518

Transportation Infrastructure—0.0%
CCR S.A.	67,700	529,980

Wireless Telecommunication Services—0.6%
China Mobile, Ltd.	120,500	1,357,103
MTN Group, Ltd.	50,600	987,553
Softbank Corp.	15,000	1,042,460
Vodafone Group plc	1,203,895	4,245,207

		7,632,323

Total Common Stocks (Cost $345,562,238)		375,026,979

Corporate Bonds & Notes—25.5%

Aerospace/Defense—0.3%
BAE Systems Finance, Inc. 7.500%, 07/01/27 (144A)	300,000	368,895
BAE Systems plc 4.750%, 10/11/21 (144A)	225,000	236,840
Boeing Co. (The) 7.250%, 06/15/25	11,000	14,185
8.625%, 11/15/31	125,000	176,281
EADS Finance B.V. 2.700%, 04/17/23 (144A)	279,000	257,016
General Dynamics Corp. 1.000%, 11/15/17	117,000	113,804
2.250%, 11/15/22	250,000	226,383
Lockheed Martin Corp. 4.070%, 12/15/42	312,000	274,105
7.650%, 05/01/16	168,000	196,482
Northrop Grumman Corp. 3.250%, 08/01/23	400,000	378,047
Northrop Grumman Systems Corp. 7.750%, 02/15/31	200,000	257,791
United Technologies Corp. 5.375%, 12/15/17	173,000	198,741
5.400%, 05/01/35	525,000	581,150
6.050%, 06/01/36	100,000	118,040
6.700%, 08/01/28	233,000	291,852
7.500%, 09/15/29	255,000	341,327
8.875%, 11/15/19	41,000	54,260

		4,085,199

Agriculture—0.2%
Altria Group, Inc. 2.850%, 08/09/22	145,000	132,800
4.250%, 08/09/42	80,000	66,601
4.500%, 05/02/43	155,000	134,053
Archer-Daniels-Midland Co. 4.016%, 04/16/43	150,000	131,922
5.375%, 09/15/35	100,000	106,594
6.625%, 05/01/29	100,000	116,582
BAT International Finance plc 1.400%, 06/05/15 (144A)	250,000	252,258
Bunge NA Finance L.P. 5.900%, 04/01/17	90,000	99,956
Bunge, Ltd. Finance Corp. 3.200%, 06/15/17	131,000	135,677
Cargill, Inc. 6.125%, 04/19/34 (144A)	325,000	359,524
7.350%, 03/06/19 (144A)	260,000	319,303
Monsanto Finance Canada Co. 5.500%, 07/30/35	125,000	138,514
Philip Morris International, Inc. 2.900%, 11/15/21	65,000	62,992
4.125%, 03/04/43	185,000	163,514

		2,220,290

Airlines—0.1%
Air Canada 4.125%, 11/15/26 (144A)	176,000	165,660
American Airlines Pass-Through Trust 4.950%, 01/15/23 (144A)	574,000	576,870
Continental Airlines 2012-2 Class A Pass-Through Certificates 4.000%, 04/29/26	42,000	40,635
Delta Air Lines Pass-Through Trust 4.750%, 11/07/21	68,465	71,888
6.821%, 02/10/24	77,366	86,070

		941,123

Auto Manufacturers—0.4%
Daimler Finance North America LLC

1.450%, 08/01/16 (144A)	175,000	175,561
1.875%, 01/11/18 (144A)	205,000	202,960
2.375%, 08/01/18 (144A)	665,000	666,058
8.500%, 01/18/31	330,000	473,707
Ford Motor Co. 4.750%, 01/15/43	80,000	71,398
6.375%, 02/01/29	500,000	545,307
6.625%, 02/15/28	250,000	270,222
9.980%, 02/15/47	400,000	548,904
General Motors Co. 6.250%, 10/02/43 (144A)	80,000	78,800
Nissan Motor Acceptance Corp. 1.800%, 03/15/18 (144A)	146,000	142,386
1.950%, 09/12/17 (144A)	1,000,000	994,363

		4,169,666

MIST-115

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.0%
Johnson Controls, Inc. 2.600%, 12/01/16	75,000	$77,646
5.500%, 01/15/16	135,000	147,636

		225,282

Banks—5.2%
American Express Bank FSB 0.481%, 06/12/17 (b)	500,000	494,727
American Express Centurion Bank 6.000%, 09/13/17	250,000	289,912
Bank of America Corp. 2.000%, 01/11/18	1,625,000	1,598,108
3.300%, 01/11/23	275,000	257,609
4.100%, 07/24/23	326,000	323,974
5.625%, 10/14/16	800,000	892,014
5.625%, 07/01/20	2,000,000	2,240,838
5.875%, 02/07/42	135,000	149,888
7.625%, 06/01/19	250,000	306,566
8.000%, 01/30/18 (b)	225,000	244,688
Bank of America NA 0.534%, 06/15/16 (b)	250,000	244,576
5.300%, 03/15/17	1,400,000	1,542,941
Bank of Montreal 1.400%, 09/11/17	194,000	191,137
1.450%, 04/09/18	305,000	298,053
2.375%, 01/25/19	110,000	110,031
2.550%, 11/06/22	213,000	197,714
Bank of New York Mellon Corp. (The) 1.969%, 06/20/17 (b) (c)	500,000	504,463
3.550%, 09/23/21	502,000	513,913
4.500%, 06/20/23 (b)	75,000	64,875
4.600%, 01/15/20	200,000	218,466
Bank of Nova Scotia 1.375%, 07/15/16	150,000	151,029
1.375%, 12/18/17	1,000,000	981,659
3.400%, 01/22/15	470,000	487,271
Barclays Bank plc 6.050%, 12/04/17 (144A)	135,000	149,957
BB&T Corp. 1.600%, 08/15/17	44,000	43,689
2.050%, 06/19/18	139,000	138,443
2.150%, 03/22/17	350,000	355,713
3.950%, 03/22/22	175,000	174,409
BNP Paribas S.A.

2.700%, 08/20/18	677,000	684,743
3.250%, 03/03/23	95,000	88,974
Branch Banking & Trust Co. 0.574%, 09/13/16 (b)	250,000	246,914
Canadian Imperial Bank of Commerce 0.900%, 10/01/15	87,000	87,250
1.350%, 07/18/16	1,000,000	1,008,122
Capital One Financial Corp. 1.000%, 11/06/15	91,000	90,542
5.500%, 06/01/15	208,000	222,575
7.375%, 05/23/14	250,000	260,641

Banks—(Continued)
Capital One N.A. 1.500%, 03/22/18	500,000	485,394
Citigroup, Inc. 1.700%, 07/25/16	355,000	356,614
2.500%, 09/26/18	95,000	94,472
3.375%, 03/01/23	527,000	501,476
3.953%, 06/15/16	560,000	596,146
5.350%, 05/15/23 (b)	140,000	121,800
5.500%, 09/13/25	101,000	103,874
5.875%, 01/30/42	105,000	116,744
6.125%, 11/21/17	2,600,000	2,989,945
6.125%, 05/15/18	1,200,000	1,387,974
6.625%, 01/15/28	100,000	114,917
6.675%, 09/13/43	70,000	75,382
8.500%, 05/22/19	473,000	604,135
Comerica Bank 5.200%, 08/22/17	250,000	278,379
5.750%, 11/21/16	376,000	425,049
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/15	620,000	635,168
Credit Suisse 5.400%, 01/14/20	340,000	372,164
Credit Suisse of New York 5.500%, 05/01/14	550,000	566,244
Discover Bank 2.000%, 02/21/18	450,000	439,982
DNB Bank ASA 3.200%, 04/03/17 (144A)	200,000	209,598
Fifth Third Bancorp 3.625%, 01/25/16	155,000	163,526
8.250%, 03/01/38	50,000	64,689
Fifth Third Bank 0.900%, 02/26/16	750,000	745,440
Goldman Sachs Group, Inc. (The) 2.375%, 01/22/18	495,000	491,490
2.900%, 07/19/18	509,000	513,089
3.625%, 01/22/23	825,000	788,913
5.250%, 07/27/21	800,000	863,324
5.375%, 03/15/20	500,000	550,753
6.125%, 02/15/33	1,000,000	1,091,161
6.250%, 09/01/17	1,000,000	1,140,891
6.250%, 02/01/41	70,000	78,422
6.750%, 10/01/37	130,000	135,673
7.500%, 02/15/19	1,500,000	1,812,403
HSBC Bank plc 1.500%, 05/15/18 (144A)	564,000	548,218
4.125%, 08/12/20 (144A)	160,000	168,065
HSBC Bank USA NA 4.875%, 08/24/20	500,000	538,673
5.875%, 11/01/34	1,500,000	1,614,216

HSBC Holdings plc 5.100%, 04/05/21	390,000	429,598
HSBC USA, Inc. 1.625%, 01/16/18	300,000	294,069

MIST-116

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KeyBank N.A. 4.950%, 09/15/15	167,000	$178,449
KeyBank NA 1.650%, 02/01/18	1,000,000	981,890
KeyCorp. 3.750%, 08/13/15	200,000	210,135
Macquarie Bank, Ltd. 2.000%, 08/15/16 (144A)	622,000	625,247
Morgan Stanley 2.125%, 04/25/18	355,000	346,000
3.750%, 02/25/23	538,000	518,650
5.450%, 01/09/17	1,750,000	1,927,123
5.500%, 01/26/20	100,000	110,656
5.550%, 04/27/17	650,000	720,292
5.625%, 09/23/19	1,100,000	1,227,516
6.250%, 08/09/26	875,000	978,837
6.375%, 07/24/42	140,000	158,434
National City Bank 5.800%, 06/07/17	500,000	566,278
National City Bank of Indiana 4.250%, 07/01/18	250,000	266,575
Nordea Bank AB 4.250%, 09/21/22 (144A)	280,000	276,764
Northern Trust Corp. 3.375%, 08/23/21	500,000	507,190
PNC Bank NA 2.950%, 01/30/23	275,000	254,584
6.875%, 04/01/18	350,000	419,000
PNC Financial Services Group, Inc. (The) 4.850%, 06/01/23 (b)	120,000	103,200
Rabobank Nederland 3.875%, 02/08/22	350,000	350,427
Royal Bank of Canada 0.850%, 03/08/16	270,000	269,198
1.450%, 09/09/16	335,000	338,240
2.200%, 07/27/18	750,000	752,395
2.875%, 04/19/16	500,000	523,702
Skandinaviska Enskilda Banken AB 1.750%, 03/19/18 (144A)	245,000	239,958
Societe Generale S.A. 2.625%, 10/01/18	305,000	305,644
State Street Bank and Trust Co. 5.250%, 10/15/18	215,000	243,891
State Street Corp. 3.100%, 05/15/23	225,000	209,862
4.375%, 03/07/21	100,000	107,730
SunTrust Banks, Inc. 0.548%, 04/01/15 (b)	377,000	374,487
2.750%, 05/01/23	300,000	272,703
6.000%, 09/11/17	150,000	171,760
Svenska Handelsbanken AB 2.500%, 01/25/19	315,000	316,259
Swedbank AB 1.750%, 03/12/18 (144A)	475,000	467,049
Toronto-Dominion Bank (The) 1.400%, 04/30/18	463,000	451,713

Banks—(Continued)
Toronto-Dominion Bank (The)
2.625%, 09/10/18	255,000	260,887
UBS AG 4.875%, 08/04/20	250,000	279,469
US Bancorp 2.200%, 11/15/16	175,000	180,278
2.950%, 07/15/22	235,000	221,080
US Bank NA 0.548%, 10/14/14 (b)	150,000	150,125
4.800%, 04/15/15	200,000	212,533
Wachovia Bank N.A. 6.000%, 11/15/17	1,229,000	1,416,545
Wachovia Corp. 6.605%, 10/01/25	222,000	263,650
Wells Fargo & Co. 3.500%, 03/08/22	140,000	140,127
3.676%, 06/15/16 (b) (c)	500,000	532,883
4.125%, 08/15/23	260,000	254,576
5.125%, 09/15/16	50,000	55,251
5.625%, 12/11/17	700,000	804,201
7.980%, 03/15/18 (b)	340,000	374,000
Wells Fargo Bank NA 4.750%, 02/09/15	1,000,000	1,051,193
Westpac Banking Corp. 1.011%, 09/25/15 (b)	200,000	202,022
4.875%, 11/19/19	400,000	447,631

		60,982,783

Beverages—0.6%
Anheuser-Busch Cos. LLC 5.750%, 04/01/36	60,000	67,240
5.950%, 01/15/33	100,000	115,425
6.750%, 12/15/27	65,000	78,406
6.800%, 08/20/32	420,000	522,786
Anheuser-Busch InBev Finance, Inc. 2.625%, 01/17/23	1,000,000	931,302
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	42,000	38,855
5.375%, 01/15/20	320,000	367,812
6.375%, 01/15/40	300,000	371,575
8.000%, 11/15/39	50,000	72,482
Beam, Inc. 5.375%, 01/15/16	191,000	208,117
Brown-Forman Corp. 1.000%, 01/15/18	122,000	118,438
2.250%, 01/15/23	143,000	129,814
Coca-Cola Co. (The) 7.375%, 07/29/93	100,000	130,798
Coca-Cola Refreshments USA, Inc. 7.000%, 05/15/98	100,000	124,279
8.000%, 09/15/22	324,000	421,619
Diageo Capital plc 2.625%, 04/29/23	105,000	96,713
4.828%, 07/15/20	250,000	280,176
4.850%, 05/15/18	46,000	51,238

MIST-117

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Diageo Investment Corp. 2.875%, 05/11/22	200,000	$192,404
7.450%, 04/15/35	70,000	93,333
Dr Pepper Snapple Group, Inc. 2.000%, 01/15/20	92,000	86,932
Heineken NV 4.000%, 10/01/42 (144A)	575,000	478,113
Molson Coors Brewing Co. 2.000%, 05/01/17	200,000	202,145
PepsiCo, Inc. 0.472%, 02/26/16 (b)	341,000	341,168
2.750%, 03/01/23	130,000	121,766
4.500%, 01/15/20	276,000	304,236
5.000%, 06/01/18	250,000	283,099
5.500%, 01/15/40	150,000	164,341
SABMiller Holdings, Inc. 2.200%, 08/01/18 (144A)	200,000	199,456
SABMiller plc 6.500%, 07/15/18 (144A)	250,000	297,672
6.625%, 08/15/33 (144A)	150,000	180,208

		7,071,948

Biotechnology—0.3%
Amgen, Inc. 3.875%, 11/15/21	575,000	582,708
5.150%, 11/15/41	75,000	72,807
5.650%, 06/15/42	115,000	119,266
6.375%, 06/01/37	500,000	562,337
6.400%, 02/01/39	100,000	111,890
6.900%, 06/01/38	100,000	119,042
Celgene Corp. 2.300%, 08/15/18	315,000	314,856
3.250%, 08/15/22	174,000	164,992
4.000%, 08/15/23	800,000	796,909
Genzyme Corp. 3.625%, 06/15/15	150,000	157,519
Gilead Sciences, Inc. 4.400%, 12/01/21	125,000	133,900
4.500%, 04/01/21	180,000	193,901

		3,330,127

Building Materials—0.0%
CRH America, Inc. 6.000%, 09/30/16	150,000	168,765

Chemicals—0.4%
Dow Chemical Co. (The) 3.000%, 11/15/22	54,000	49,723
4.125%, 11/15/21	220,000	224,564
8.550%, 05/15/19	100,000	127,537
Ecolab, Inc. 1.450%, 12/08/17	70,000	68,630
4.350%, 12/08/21	290,000	305,550
4.875%, 02/15/15	150,000	157,880

Chemicals—(Continued)
EI du Pont de Nemours & Co. 2.750%, 04/01/16	60,000	62,590
2.800%, 02/15/23	165,000	155,369
4.250%, 04/01/21	201,000	214,864
6.500%, 01/15/28	100,000	120,224
Mosaic Co. (The) 4.875%, 11/15/41	100,000	91,476
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	23,000	27,013
7.375%, 08/01/18	800,000	943,147
Potash Corp. of Saskatchewan, Inc. 5.875%, 12/01/36	400,000	435,401
PPG Industries, Inc.
3.600%, 11/15/20	155,000	157,262
7.700%, 03/15/38	140,000	182,913
9.000%, 05/01/21	100,000	131,656
Praxair, Inc.
3.000%, 09/01/21	30,000	29,445
4.050%, 03/15/21	300,000	316,429
5.375%, 11/01/16	180,000	202,500
Union Carbide Corp.
7.500%, 06/01/25	701,000	829,276
7.750%, 10/01/96	100,000	111,122
7.875%, 04/01/23	30,000	36,795

		4,981,366

Commercial Services—0.2%
ADT Corp. (The)
3.500%, 07/15/22	423,000	357,605
4.125%, 06/15/23	27,000	24,091
4.875%, 07/15/42	200,000	147,685
California Institute of Technology
4.700%, 11/01/2111	165,000	146,891
ERAC USA Finance LLC
1.400%, 04/15/16 (144A)	11,000	10,950
3.300%, 10/15/22 (144A)	100,000	95,048
6.375%, 10/15/17 (144A)	395,000	458,484
6.700%, 06/01/34 (144A)	500,000	565,335
University of Pennsylvania
4.674%, 09/01/2112	254,000	225,136

		2,031,225

Computers—0.4%
Apple, Inc.
3.850%, 05/04/43	438,000	367,023
EMC Corp.
2.650%, 06/01/20	594,000	587,994
3.375%, 06/01/23	325,000	317,581
Hewlett-Packard Co.
3.750%, 12/01/20	150,000	145,791
4.300%, 06/01/21	250,000	242,875
HP Enterprise Services LLC
7.450%, 10/15/29	138,000	148,469

MIST-118

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
International Business Machines Corp.
1.250%, 02/08/18	240,000	$235,892
1.625%, 05/15/20	105,000	98,646
3.375%, 08/01/23	585,000	577,160
5.700%, 09/14/17	300,000	347,368
6.220%, 08/01/27	1,000,000	1,222,331

		4,291,130

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The)
5.500%, 02/01/34	117,000	135,166
5.800%, 08/15/34	300,000	355,941
8.000%, 10/26/29	160,000	213,164

		704,271

Distribution/Wholesale—0.1%
Arrow Electronics, Inc.
3.000%, 03/01/18	26,000	26,225
6.000%, 04/01/20	250,000	272,130
7.500%, 01/15/27	361,000	419,916

		718,271

Diversified Financial Services—1.8%
American Express Co.
1.550%, 05/22/18	158,000	154,456
7.000%, 03/19/18	280,000	337,343
American Express Credit Corp.
1.300%, 07/29/16	811,000	815,856
1.750%, 06/12/15	200,000	203,645
2.750%, 09/15/15	150,000	155,664
American Honda Finance Corp.
1.500%, 09/11/17 (144A)	425,000	420,018
Ameriprise Financial, Inc.
4.000%, 10/15/23	600,000	607,027
5.650%, 11/15/15	288,000	316,457
BlackRock, Inc.
3.375%, 06/01/22	100,000	99,534
6.250%, 09/15/17	250,000	292,653
Blackstone Holdings Finance Co. LLC
5.875%, 03/15/21 (144A)	250,000	279,642
Boeing Capital Corp.
4.700%, 10/27/19	255,000	287,777
Capital One Bank USA N.A.
3.375%, 02/15/23	550,000	514,441
Caterpillar Financial Services Corp.
1.250%, 11/06/17	87,000	85,392
2.450%, 09/06/18	160,000	162,910
7.050%, 10/01/18	155,000	190,129
Charles Schwab Corp. (The)
2.200%, 07/25/18	750,000	756,405
CME Group, Inc.
3.000%, 09/15/22	300,000	284,841
Credit Suisse USA, Inc.
5.125%, 08/15/15	500,000	539,743

Diversified Financial Services—(Continued)
Ford Motor Credit Co. LLC
1.700%, 05/09/16	333,000	332,966
4.250%, 02/03/17	240,000	256,445
4.250%, 09/20/22	415,000	414,466
4.375%, 08/06/23	325,000	325,184
5.750%, 02/01/21	300,000	331,494
General Electric Capital Corp.
1.500%, 07/12/16	1,000,000	1,006,687
1.600%, 11/20/17	350,000	347,781
1.625%, 07/02/15	536,000	543,893
1.625%, 04/02/18	245,000	241,175
2.100%, 12/11/19	35,000	34,420
4.375%, 09/16/20	395,000	420,243
5.500%, 01/08/20	1,500,000	1,700,053
5.625%, 09/15/17	500,000	569,737
5.875%, 01/14/38	295,000	325,643
6.000%, 08/07/19	1,000,000	1,163,781
6.250%, 12/15/22 (b)	100,000	101,000
6.750%, 03/15/32	1,000,000	1,192,800
HSBC Finance Corp.
0.518%, 01/15/14 (b)	525,000	525,005
0.690%, 06/01/16 (b)	100,000	99,638
Jefferies Group Inc.
5.125%, 04/13/18	75,000	80,493
Jefferies Group LLC
6.500%, 01/20/43	42,000	41,550
8.500%, 07/15/19	375,000	454,064
John Deere Capital Corp.
0.950%, 06/29/15	44,000	44,285
1.200%, 10/10/17	59,000	58,086
1.700%, 01/15/20	43,000	40,584
2.250%, 04/17/19	75,000	75,352
2.800%, 01/27/23	122,000	115,750
MassMutual Global Funding II
2.000%, 04/05/17 (144A)	250,000	250,088
Merrill Lynch & Co., Inc.
6.400%, 08/28/17	100,000	114,994
National Rural Utilities Cooperative Finance Corp.
0.509%, 05/27/16 (b)	500,000	500,675
8.000%, 03/01/32	400,000	541,999
10.375%, 11/01/18	40,000	54,956
PACCAR Financial Corp.
0.800%, 02/08/16	217,000	216,829
1.050%, 06/05/15	80,000	80,552
1.600%, 03/15/17	150,000	149,502
Toyota Motor Credit Corp.
0.430%, 12/05/14 (b)	458,000	458,693
1.250%, 10/05/17	200,000	197,135
2.050%, 01/12/17	300,000	306,892
2.625%, 01/10/23	400,000	373,476
4.250%, 01/11/21	150,000	160,873

		20,753,172

MIST-119

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—1.8%
Alabama Power Co.
5.500%, 10/15/17	147,000	$167,516
5.700%, 02/15/33	150,000	168,069
American Electric Power Co., Inc.
1.650%, 12/15/17	119,000	116,906
Appalachian Power Co.
3.400%, 05/24/15	75,000	77,892
5.800%, 10/01/35	150,000	159,230
Arizona Public Service Co.
8.750%, 03/01/19	165,000	213,302
Atlantic City Electric Co.
7.750%, 11/15/18	135,000	169,653
Baltimore Gas & Electric Co.
2.800%, 08/15/22	143,000	135,242
3.350%, 07/01/23	250,000	243,539
CenterPoint Energy Houston Electric LLC
5.600%, 07/01/23	381,000	430,846
6.950%, 03/15/33	100,000	129,656
Cleveland Electric Illuminating Co. (The)
5.500%, 08/15/24	187,000	206,869
7.880%, 11/01/17	315,000	381,671
Commonwealth Edison Co.
4.600%, 08/15/43	250,000	245,529
5.875%, 02/01/33	150,000	171,963
6.450%, 01/15/38	175,000	216,071
Connecticut Light & Power Co. (The)
5.500%, 02/01/19	250,000	288,674
Consolidated Edison Co. of New York, Inc.
3.950%, 03/01/43	420,000	373,001
Consumers Energy Co.
3.950%, 05/15/43	200,000	179,918
Detroit Edison Co. (The)
5.450%, 02/15/35	30,000	32,078
Dominion Resources, Inc.
4.450%, 03/15/21	420,000	450,024
5.150%, 07/15/15	150,000	160,961
5.250%, 08/01/33	400,000	431,277
8.875%, 01/15/19	200,000	258,819
DTE Electric Co.
5.700%, 10/01/37	250,000	286,848
Duke Energy Carolinas LLC
4.300%, 06/15/20	538,000	582,959
6.000%, 12/01/28	200,000	232,284
6.000%, 01/15/38	60,000	71,006
Duke Energy Corp.
1.625%, 08/15/17	225,000	224,122
3.050%, 08/15/22	415,000	392,728
6.250%, 06/15/18	375,000	440,805
Duke Energy Progress, Inc.
4.100%, 03/15/43	30,000	27,269
6.125%, 09/15/33	500,000	572,411
Entergy Arkansas, Inc.
3.050%, 06/01/23	246,000	233,734
Florida Power & Light Co.
4.950%, 06/01/35	300,000	319,318
5.625%, 04/01/34	110,000	126,101

Electric—(Continued)
Georgia Power Co.
4.300%, 03/15/43	220,000	197,890
Indiana Michigan Power Co.
3.200%, 03/15/23	250,000	236,897
Jersey Central Power & Light Co.
6.150%, 06/01/37	100,000	105,503
Kansas City Power & Light Co.
3.150%, 03/15/23	100,000	94,594
6.375%, 03/01/18	150,000	174,541
7.150%, 04/01/19	250,000	308,761
LG&E and KU Energy LLC
2.125%, 11/15/15	235,000	239,952
MidAmerican Energy Co.
3.700%, 09/15/23	300,000	304,820
Nevada Power Co.
5.875%, 01/15/15	700,000	745,494
6.500%, 08/01/18	425,000	509,556
6.650%, 04/01/36	150,000	185,495
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/15	49,000	49,262
1.339%, 09/01/15	95,000	95,330
7.875%, 12/15/15	100,000	114,366
Nisource Finance Corp.
4.800%, 02/15/44	150,000	134,333
5.250%, 09/15/17	447,000	497,772
5.450%, 09/15/20	75,000	82,595
6.250%, 12/15/40	75,000	82,072
6.800%, 01/15/19	30,000	35,354
Northern States Power Co.
2.150%, 08/15/22	500,000	455,476
Pacific Gas & Electric Co.
2.450%, 08/15/22	91,000	82,034
3.250%, 06/15/23	300,000	285,832
5.800%, 03/01/37	255,000	276,583
PacifiCorp
2.950%, 02/01/22	210,000	205,322
5.500%, 01/15/19	65,000	75,713
5.900%, 08/15/34	15,000	17,112
6.100%, 08/01/36	116,000	137,273
6.250%, 10/15/37	260,000	314,601
7.700%, 11/15/31	40,000	54,393
Peco Energy Co.
2.375%, 09/15/22	250,000	231,886
5.350%, 03/01/18	530,000	610,416
PPL Capital Funding, Inc.
3.500%, 12/01/22	135,000	127,700
4.700%, 06/01/43	75,000	67,051
PPL Electric Utilities Corp.
2.500%, 09/01/22	86,000	80,298
4.750%, 07/15/43	42,000	42,862
6.450%, 08/15/37	150,000	188,116
PPL Energy Supply LLC
6.500%, 05/01/18	278,000	314,371
Progress Energy, Inc.
7.000%, 10/30/31	325,000	392,059

MIST-120

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PSEG Power LLC
4.150%, 09/15/21	110,000	$112,868
5.320%, 09/15/16	45,000	49,813
5.500%, 12/01/15	428,000	467,094
Public Service Co. of Colorado
2.250%, 09/15/22	47,000	43,074
3.950%, 03/15/43	200,000	179,976
5.125%, 06/01/19	150,000	172,457
5.800%, 08/01/18	130,000	153,149
Public Service Co. of New Hampshire
6.000%, 05/01/18	410,000	459,633
Public Service Co. of Oklahoma
5.150%, 12/01/19	50,000	56,818
6.625%, 11/15/37	100,000	118,341
Public Service Electric & Gas Co.
3.650%, 09/01/42	56,000	48,164
San Diego Gas & Electric Co.
5.350%, 05/15/35	100,000	112,529
6.000%, 06/01/26	100,000	122,881
Southern California Edison Co.
0.704%, 09/15/14 (b)	104,000	104,349
3.500%, 10/01/23	239,000	238,656
3.900%, 03/15/43	70,000	62,221
4.650%, 04/01/15	150,000	159,084
4.650%, 10/01/43	110,000	108,738
Southern Power Co.
4.875%, 07/15/15	319,000	341,233
5.250%, 07/15/43	140,000	139,530
TECO Finance, Inc.
6.572%, 11/01/17	150,000	173,286
Toledo Edison Co. (The)
6.150%, 05/15/37	250,000	272,304
7.250%, 05/01/20	15,000	18,213
Virginia Electric and Power Co.
1.200%, 01/15/18	33,000	32,228
Xcel Energy, Inc.
0.750%, 05/09/16	95,000	94,334
4.700%, 05/15/20	245,000	269,554

		21,182,503

Electrical Components & Equipment—0.0%
Emerson Electric Co.
5.250%, 10/15/18	375,000	427,491
6.000%, 08/15/32	70,000	82,053

		509,544

Electronics—0.0%
Honeywell International, Inc.
5.300%, 03/15/17	105,000	118,784
Koninklijke Philips NV
3.750%, 03/15/22	100,000	99,731
6.875%, 03/11/38	100,000	121,563

		340,078

Engineering & Construction—0.0%
ABB Finance USA, Inc.
1.625%, 05/08/17	165,000	165,203
2.875%, 05/08/22	100,000	96,568
Fluor Corp.
3.375%, 09/15/21	105,000	104,910
Heathrow Funding, Ltd.
2.500%, 06/25/17 (144A)	200,000	203,084

		569,765

Environmental Control—0.2%
Republic Services, Inc.
5.500%, 09/15/19	600,000	678,046
6.086%, 03/15/35	230,000	253,875
Waste Management, Inc.
2.900%, 09/15/22	354,000	329,830
7.125%, 12/15/17	179,000	209,158
7.375%, 03/11/19	100,000	120,744
7.375%, 05/15/29	450,000	549,828

		2,141,481

Food—0.5%
ConAgra Foods, Inc.
1.900%, 01/25/18	120,000	118,430
2.100%, 03/15/18	21,000	20,832
3.200%, 01/25/23	305,000	285,333
6.625%, 08/15/39	125,000	157,909
6.625%, 08/15/39 (144A)	125,000	144,811
7.000%, 04/15/19	200,000	240,059
7.125%, 10/01/26	40,000	48,665
8.250%, 09/15/30	70,000	89,038
General Mills, Inc.
3.150%, 12/15/21	244,000	240,566
5.700%, 02/15/17	500,000	567,455
Kellogg Co.
4.000%, 12/15/20	100,000	105,849
7.450%, 04/01/31	500,000	638,868
Kraft Foods Group, Inc.
3.500%, 06/06/22	70,000	69,134
5.000%, 06/04/42	90,000	89,155
6.125%, 08/23/18	500,000	587,953
6.875%, 01/26/39	300,000	366,756
Kroger Co. (The)
3.850%, 08/01/23	65,000	64,017
5.150%, 08/01/43	105,000	102,768
6.400%, 08/15/17	100,000	115,244
7.700%, 06/01/29	110,000	136,076
8.000%, 09/15/29	400,000	505,180
Mondelez International, Inc.
5.375%, 02/10/20	175,000	197,605
6.500%, 08/11/17	250,000	290,733
6.500%, 11/01/31	900,000	1,036,932

		6,219,368

MIST-121

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Forest Products & Paper—0.0%
International Paper Co.
6.000%, 11/15/41	130,000	$138,937

Gas—0.3%
AGL Capital Corp.
5.875%, 03/15/41	147,000	165,330
6.000%, 10/01/34	250,000	283,258
6.375%, 07/15/16	150,000	169,532
Atmos Energy Corp.
6.350%, 06/15/17	355,000	409,665
8.500%, 03/15/19	350,000	450,598
Sempra Energy
1.014%, 03/15/14 (b)	600,000	601,502
2.875%, 10/01/22	295,000	274,006
6.500%, 06/01/16	350,000	397,506
9.800%, 02/15/19	267,000	357,311

		3,108,708

Healthcare-Products—0.1%
Baxter International, Inc.
1.850%, 06/15/18	57,000	56,949
2.400%, 08/15/22	112,000	103,753
4.500%, 08/15/19	125,000	139,213
Covidien International Finance S.A.
2.950%, 06/15/23	300,000	283,025
6.000%, 10/15/17	200,000	231,273
CR Bard, Inc.
1.375%, 01/15/18	250,000	242,214
Hospira, Inc.
6.050%, 03/30/17	150,000	164,550
Medtronic, Inc.
4.500%, 03/15/14	150,000	152,642
St. Jude Medical, Inc.
4.750%, 04/15/43	80,000	75,960

		1,449,579

Healthcare-Services—0.6%
Aetna, Inc.
2.750%, 11/15/22	140,000	129,196
3.950%, 09/01/20	416,000	434,221
4.125%, 06/01/21	500,000	523,657
4.500%, 05/15/42	90,000	83,161
Cigna Corp.
4.000%, 02/15/22	235,000	239,950
5.125%, 06/15/20	330,000	363,685
Howard Hughes Medical Institute
3.500%, 09/01/23	930,000	927,827
Kaiser Foundation Hospitals
3.500%, 04/01/22	765,000	747,533
Quest Diagnostics, Inc.
1.100%, 03/24/14 (b)	180,000	180,511
3.200%, 04/01/16	50,000	52,044
6.400%, 07/01/17	150,000	171,128
6.950%, 07/01/37	25,000	28,321

Healthcare-Services—(Continued)
UnitedHealth Group, Inc.
2.750%, 02/15/23	46,000	42,853
2.875%, 03/15/23	300,000	282,307
3.950%, 10/15/42	185,000	158,644
4.250%, 03/15/43	75,000	68,289
4.700%, 02/15/21	100,000	109,310
5.375%, 03/15/16	77,000	84,967
5.800%, 03/15/36	225,000	248,728
6.625%, 11/15/37	175,000	213,960
Ventas Realty L.P.
5.700%, 09/30/43	45,000	45,565
WellPoint, Inc.
2.300%, 07/15/18	510,000	510,235
3.125%, 05/15/22	100,000	94,955
3.300%, 01/15/23	35,000	32,991
5.100%, 01/15/44	180,000	175,337
5.950%, 12/15/34	700,000	772,449

		6,721,824

Holding Companies-Diversified—0.0%
Hutchison Whampoa International 12 II, Ltd.
2.000%, 11/08/17 (144A)	200,000	197,668

Household Products/Wares—0.0%
Kimberly-Clark Corp.
2.400%, 06/01/23	350,000	324,741
3.625%, 08/01/20	45,000	47,242
6.125%, 08/01/17	98,000	114,759

		486,742

Insurance—1.1%
ACE INA Holdings, Inc.
2.600%, 11/23/15	50,000	51,824
2.700%, 03/13/23	200,000	187,729
5.700%, 02/15/17	177,000	200,008
5.800%, 03/15/18	336,000	389,795
5.875%, 06/15/14	15,000	15,538
5.900%, 06/15/19	81,000	95,828
Aflac, Inc.
3.450%, 08/15/15	300,000	315,016
8.500%, 05/15/19	600,000	775,505
AIG SunAmerica Global Financing X
6.900%, 03/15/32 (144A)	1,335,000	1,634,267
Allstate Corp. (The)
3.150%, 06/15/23	173,000	167,533
5.750%, 08/15/53 (b)	200,000	195,000
American International Group, Inc.
4.875%, 09/15/16	205,000	224,555
6.400%, 12/15/20	510,000	600,991
Aon Corp.
3.125%, 05/27/16	100,000	104,647
3.500%, 09/30/15	155,000	162,482
5.000%, 09/30/20	200,000	219,931
Berkshire Hathaway Finance Corp.
1.300%, 05/15/18	129,000	125,932
3.000%, 05/15/22	650,000	631,311

MIST-122

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Berkshire Hathaway, Inc.
1.900%, 01/31/17	200,000	$203,894
4.500%, 02/11/43	90,000	83,867
CNA Financial Corp.
7.250%, 11/15/23	153,000	184,841
7.350%, 11/15/19	50,000	60,854
Hartford Financial Services Group, Inc.
5.125%, 04/15/22	65,000	71,141
ING US, Inc.
2.900%, 02/15/18	365,000	366,489
Liberty Mutual Group, Inc.
5.000%, 06/01/21 (144A)	220,000	233,380
6.500%, 03/15/35 (144A)	300,000	322,803
Lincoln National Corp.
6.250%, 02/15/20	375,000	436,233
Markel Corp.
3.625%, 03/30/23	165,000	156,800
Massachusetts Mutual Life Insurance Co.
8.875%, 06/01/39 (144A)	401,000	580,641
Nationwide Mutual Insurance Co.
7.875%, 04/01/33 (144A)	200,000	238,313
8.250%, 12/01/31 (144A)	135,000	167,067
9.375%, 08/15/39 (144A)	138,000	190,180
New York Life Global Funding
2.450%, 07/14/16 (144A)	150,000	155,220
New York Life Insurance Co.
5.875%, 05/15/33 (144A)	100,000	111,226
Pacific Life Insurance Co.
9.250%, 06/15/39 (144A)	200,000	270,689
Pricoa Global Funding I
1.600%, 05/29/18 (144A)	422,000	411,773
Principal Financial Group, Inc.
6.050%, 10/15/36	100,000	115,287
Principal Life Global Funding II
0.632%, 05/27/16 (144A) (b)	500,000	501,069
Prudential Financial, Inc.
5.200%, 03/15/44 (b)	280,000	253,960
Prudential Insurance Co. of America (The)
8.300%, 07/01/25 (144A)	800,000	1,039,175
Swiss Re Capital I L.P.
6.854%, 05/25/16 (144A) (b)	100,000	104,519
Swiss Re Treasury US Corp.
4.250%, 12/06/42 (144A)	120,000	104,892
Travelers Cos., Inc. (The)
3.900%, 11/01/20	25,000	26,709
6.750%, 06/20/36	175,000	225,848
Travelers Property Casualty Corp.
6.375%, 03/15/33	100,000	122,917

		12,837,679

Internet—0.1%
Amazon.com, Inc.
2.500%, 11/29/22	240,000	218,726
eBay, Inc.
2.600%, 07/15/22	37,000	34,400
3.250%, 10/15/20	408,000	416,308

		669,434

Iron/Steel—0.1%
Nucor Corp.
4.000%, 08/01/23	90,000	88,081
5.750%, 12/01/17	550,000	623,940
Vale Overseas, Ltd.
4.375%, 01/11/22	80,000	77,076

		789,097

Machinery-Construction & Mining—0.1%
Caterpillar, Inc.
1.500%, 06/26/17	69,000	68,627
2.600%, 06/26/22	31,000	29,056
3.803%, 08/15/42	105,000	89,874
5.300%, 09/15/35	400,000	425,712
7.300%, 05/01/31	384,000	495,916

		1,109,185

Machinery-Diversified—0.1%
Deere & Co.
5.375%, 10/16/29	1,175,000	1,317,055
8.100%, 05/15/30	61,000	85,415

		1,402,470

Media—1.3%
CBS Corp.
1.950%, 07/01/17	165,000	165,893
7.875%, 09/01/23	100,000	120,963
7.875%, 07/30/30	175,000	212,129
8.875%, 05/15/19	547,000	699,253
Comcast Corp.
4.250%, 01/15/33	303,000	285,745
5.875%, 02/15/18	100,000	116,672
6.500%, 11/15/35	185,000	222,094
7.050%, 03/15/33	187,000	230,799
COX Communications, Inc.
6.450%, 12/01/36 (144A)	255,000	254,913
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
1.750%, 01/15/18	141,000	135,949
2.400%, 03/15/17	120,000	120,555
3.500%, 03/01/16	80,000	83,399
4.600%, 02/15/21	100,000	100,322
5.000%, 03/01/21	225,000	230,344
5.150%, 03/15/42	180,000	153,142
5.200%, 03/15/20	600,000	634,371
5.875%, 10/01/19	200,000	223,313
Discovery Communications LLC
4.875%, 04/01/43	60,000	55,362
5.050%, 06/01/20	375,000	415,186
Grupo Televisa S.A.B.
8.500%, 03/11/32	100,000	127,364
Historic TW, Inc.
6.875%, 06/15/18	100,000	120,070
NBCUniversal Enterprise, Inc.
1.662%, 04/15/18 (144A)	160,000	157,533

MIST-123

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
NBCUniversal Media LLC
2.875%, 01/15/23	450,000	$427,953
4.450%, 01/15/43	275,000	254,162
News America, Inc.
6.650%, 11/15/37	110,000	124,983
7.125%, 04/08/28	220,000	256,213
7.250%, 05/18/18	265,000	323,801
7.280%, 06/30/28	400,000	472,695
7.300%, 04/30/28	218,000	253,690
7.625%, 11/30/28	100,000	122,735
TCI Communications, Inc.
7.875%, 02/15/26	996,000	1,302,367
Thomson Reuters Corp.
3.950%, 09/30/21	500,000	507,982
5.700%, 10/01/14	100,000	104,932
Time Warner Cable, Inc.
4.500%, 09/15/42	145,000	106,018
6.750%, 07/01/18	660,000	737,083
Time Warner Entertainment Co. L.P.
8.375%, 03/15/23	265,000	309,107
8.375%, 07/15/33	350,000	381,561
Time Warner, Inc.
4.750%, 03/29/21	500,000	535,509
6.200%, 03/15/40	205,000	223,300
6.500%, 11/15/36	250,000	278,188
7.625%, 04/15/31	350,000	435,625
Viacom, Inc.
3.250%, 03/15/23	44,000	40,710
4.250%, 09/01/23	900,000	895,111
5.850%, 09/01/43	185,000	188,334
6.125%, 10/05/17	400,000	457,574
6.875%, 04/30/36	375,000	417,661
Walt Disney Co. (The)
3.750%, 06/01/21	673,000	706,488

		14,729,153

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp.
2.500%, 01/15/23	300,000	276,451

Mining—0.5%
Barrick Gold Corp.
3.850%, 04/01/22	100,000	88,439
5.250%, 04/01/42	65,000	52,032
Barrick Gold Finance Co.
4.875%, 11/15/14	250,000	258,810
BHP Billiton Finance USA, Ltd.
2.050%, 09/30/18	137,000	137,197
2.875%, 02/24/22	400,000	382,307
3.250%, 11/21/21	590,000	585,514
5.000%, 09/30/43	100,000	101,849
5.400%, 03/29/17	450,000	507,509
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 03/15/18 (144A)	573,000	553,773
3.100%, 03/15/20 (144A)	482,000	453,233

Mining—(Continued)
Freeport-McMoRan Copper & Gold, Inc.
3.875%, 03/15/23 (144A)	1,000,000	921,954
5.450%, 03/15/43 (144A)	102,000	91,424
Rio Tinto Finance USA plc
1.375%, 06/17/16	250,000	250,072
2.000%, 03/22/17	500,000	503,522
2.875%, 08/21/22	455,000	418,086
Rio Tinto Finance USA, Ltd.
7.125%, 07/15/28	280,000	344,380
Teck Resources, Ltd.
6.250%, 07/15/41	590,000	571,668
Xstrata Finance Canada, Ltd.
5.550%, 10/25/42 (144A)	95,000	82,956

		6,304,725

Miscellaneous Manufacturing—0.3%
Cooper US, Inc.
5.450%, 04/01/15	250,000	266,482
Eaton Corp.
0.584%, 06/16/14 (b)	330,000	330,183
1.500%, 11/02/17 (144A)	318,000	313,525
General Electric Co.
2.700%, 10/09/22	148,000	139,601
4.125%, 10/09/42	145,000	133,116
Honeywell, Inc.
6.625%, 06/15/28	250,000	304,923
Illinois Tool Works, Inc.
3.900%, 09/01/42	200,000	172,797
6.250%, 04/01/19	172,000	206,195
Ingersoll-Rand Global Holding Co., Ltd.
4.250%, 06/15/23 (144A)	135,000	134,069
6.875%, 08/15/18	272,000	322,366
Parker Hannifin Corp.
6.550%, 07/15/18	500,000	593,476
Siemens Financieringsmaatschappij NV
5.750%, 10/17/16 (144A)	230,000	261,340
Tyco International Finance S.A.
8.500%, 01/15/19	142,000	175,659

		3,353,732

Office/Business Equipment—0.0%
Xerox Corp.
1.083%, 05/16/14 (b)	135,000	135,185
6.750%, 02/01/17	100,000	114,279

		249,464

Oil & Gas—2.0%
Anadarko Petroleum Corp.
6.375%, 09/15/17	780,000	906,732
Apache Corp.
2.625%, 01/15/23	115,000	105,382
3.625%, 02/01/21	750,000	768,813
4.250%, 01/15/44	115,000	100,606
6.000%, 01/15/37	150,000	165,391

MIST-124

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets plc
0.856%, 03/11/14 (b)	72,000	$72,194
1.375%, 11/06/17	40,000	39,395
2.241%, 09/26/18	650,000	651,189
2.750%, 05/10/23	70,000	63,933
3.245%, 05/06/22	355,000	342,759
4.500%, 10/01/20	600,000	648,253
4.742%, 03/11/21	500,000	542,150
4.750%, 03/10/19	575,000	636,067
Burlington Resources Finance Co.
7.400%, 12/01/31	300,000	400,315
Canadian Natural Resources, Ltd.
5.700%, 05/15/17	190,000	214,834
5.850%, 02/01/35	405,000	434,196
7.200%, 01/15/32	200,000	240,902
Canadian Oil Sands, Ltd.
6.000%, 04/01/42 (144A)	115,000	117,831
Cenovus Energy, Inc.
3.000%, 08/15/22	170,000	161,228
3.800%, 09/15/23	500,000	494,360
5.200%, 09/15/43	140,000	138,474
5.700%, 10/15/19	325,000	370,984
Chevron Corp.
1.104%, 12/05/17	149,000	146,862
1.718%, 06/24/18	110,000	109,644
2.427%, 06/24/20	176,000	173,974
3.191%, 06/24/23	1,000,000	982,195
CNOOC Finance 2013, Ltd.
1.750%, 05/09/18	600,000	580,057
ConocoPhillips
6.500%, 02/01/39	115,000	144,617
ConocoPhillips Holding Co.
6.950%, 04/15/29	225,000	284,037
Devon Energy Corp.
2.400%, 07/15/16	500,000	514,896
5.600%, 07/15/41	35,000	35,779
7.950%, 04/15/32	235,000	305,878
EOG Resources, Inc.
2.625%, 03/15/23	343,000	315,960
5.875%, 09/15/17	50,000	57,963
6.875%, 10/01/18	120,000	147,100
Hess Corp.
7.875%, 10/01/29	175,000	219,443
Kerr-McGee Corp.
7.875%, 09/15/31	620,000	782,321
Marathon Oil Corp.
6.000%, 10/01/17	400,000	459,644
6.800%, 03/15/32	727,000	858,924
Marathon Petroleum Corp.
6.500%, 03/01/41	105,000	114,159
Nabors Industries, Inc.
5.000%, 09/15/20	225,000	235,096
Nexen, Inc.
5.875%, 03/10/35	270,000	279,465
Occidental Petroleum Corp.
1.750%, 02/15/17	500,000	504,585
8.450%, 02/15/29	135,000	178,594

Oil & Gas—(Continued)
Petro-Canada
5.350%, 07/15/33	165,000	170,257
Petrobras Global Finance B.V.
4.375%, 05/20/23	84,000	76,842
Petrobras International Finance Co.
6.750%, 01/27/41	330,000	319,116
Phillips 66
1.950%, 03/05/15	150,000	152,275
5.875%, 05/01/42	70,000	73,528
Shell International Finance B.V.
2.250%, 01/06/23	205,000	184,618
2.375%, 08/21/22	440,000	404,792
3.400%, 08/12/23	350,000	346,021
3.625%, 08/21/42	25,000	21,841
4.550%, 08/12/43	130,000	128,073
5.200%, 03/22/17	500,000	565,582
Statoil ASA
1.200%, 01/17/18	25,000	24,506
5.100%, 08/17/40	100,000	105,089
7.250%, 09/23/27	205,000	267,583
Suncor Energy, Inc.
5.950%, 12/01/34	100,000	109,251
6.100%, 06/01/18	805,000	942,958
6.500%, 06/15/38	79,000	92,063
7.150%, 02/01/32	100,000	123,970
Talisman Energy, Inc.
5.850%, 02/01/37	100,000	97,241
7.750%, 06/01/19	350,000	424,374
Tosco Corp.
8.125%, 02/15/30	526,000	732,152
Total Capital Canada, Ltd.
0.648%, 01/17/14 (b)	26,000	26,029
2.750%, 07/15/23	1,079,000	1,011,797
Total Capital International S.A.
1.550%, 06/28/17	308,000	309,566
2.700%, 01/25/23	400,000	372,408
2.875%, 02/17/22	70,000	67,156
3.700%, 01/15/24	150,000	150,672
Total Capital S.A.
4.250%, 12/15/21	150,000	160,361
4.450%, 06/24/20	190,000	209,490
Transocean, Inc.
3.800%, 10/15/22	78,000	73,444
6.375%, 12/15/21	85,000	94,483
6.500%, 11/15/20	75,000	83,718
7.375%, 04/15/18	75,000	86,677
7.500%, 04/15/31	55,000	61,806

		23,116,920

Oil & Gas Services—0.3%
Baker Hughes, Inc.
6.875%, 01/15/29	153,000	196,349
Cameron International Corp.
1.191%, 06/02/14 (b)	155,000	155,658
6.375%, 07/15/18	80,000	94,129

MIST-125

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
Halliburton Co.
3.500%, 08/01/23	714,000	$707,690
4.750%, 08/01/43	120,000	118,636
6.700%, 09/15/38	350,000	435,912
National Oilwell Varco, Inc.
1.350%, 12/01/17	29,000	28,537
2.600%, 12/01/22	200,000	185,734
Schlumberger Investment S.A.
1.250%, 08/01/17 (144A)	643,000	630,215
Weatherford International, Inc.
6.800%, 06/15/37	100,000	103,812
Weatherford International, Ltd.
5.125%, 09/15/20	100,000	104,254
6.000%, 03/15/18	200,000	224,201
6.500%, 08/01/36	560,000	561,132
6.750%, 09/15/40	100,000	103,520

		3,649,779

Pharmaceuticals—1.1%
Abbott Laboratories
5.125%, 04/01/19	158,000	181,094
AbbVie, Inc.
1.200%, 11/06/15	180,000	180,651
1.750%, 11/06/17	874,000	866,824
2.900%, 11/06/22	500,000	467,605
4.400%, 11/06/42	110,000	99,591
Actavis, Inc.
1.875%, 10/01/17	390,000	387,549
3.250%, 10/01/22	95,000	89,064
Allergan, Inc.
5.750%, 04/01/16	80,000	89,246
AstraZeneca plc
6.450%, 09/15/37	360,000	439,196
Bristol-Myers Squibb Co.
2.000%, 08/01/22	40,000	35,967
3.250%, 08/01/42	35,000	28,011
6.800%, 11/15/26	100,000	127,562
6.875%, 08/01/97	100,000	130,010
Cardinal Health, Inc.
3.200%, 03/15/23	170,000	158,526
4.000%, 06/15/15	200,000	210,523
Express Scripts Holding Co.
3.125%, 05/15/16	95,000	99,436
4.750%, 11/15/21	230,000	246,170
6.125%, 11/15/41	350,000	400,266
7.250%, 06/15/19	135,000	165,167
GlaxoSmithKline Capital plc
2.850%, 05/08/22	640,000	614,066
GlaxoSmithKline Capital, Inc.
2.800%, 03/18/23	143,000	135,028
4.200%, 03/18/43	135,000	125,471
5.375%, 04/15/34	300,000	332,287
Johnson & Johnson
6.950%, 09/01/29	700,000	943,107
McKesson Corp.
0.950%, 12/04/15	34,000	34,033

Pharmaceuticals—(Continued)
Mead Johnson Nutrition Co.
4.900%, 11/01/19	135,000	149,391
5.900%, 11/01/39	300,000	328,784
Medco Health Solutions, Inc.
4.125%, 09/15/20	450,000	467,008
Merck & Co., Inc.
2.400%, 09/15/22	62,000	57,627
4.150%, 05/18/43	140,000	129,604
6.300%, 01/01/26	112,000	135,439
6.550%, 09/15/37	308,000	390,316
Merck Sharp & Dohme Corp.
5.950%, 12/01/28	500,000	601,924
Mylan, Inc.
1.800%, 06/24/16 (144A)	230,000	230,951
2.600%, 06/24/18 (144A)	50,000	49,912
3.125%, 01/15/23 (144A)	90,000	81,860
Novartis Capital Corp.
2.400%, 09/21/22	300,000	279,472
Novartis Securities Investment, Ltd.
5.125%, 02/10/19	200,000	229,060
Pfizer, Inc.
0.554%, 06/15/18 (b)	300,000	300,294
Sanofi
2.625%, 03/29/16	419,000	437,237
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	240,000	247,454
2.950%, 12/18/22	135,000	125,081
3.650%, 11/10/21	465,000	461,532
Teva Pharmaceutical Finance III B.V.
0.750%, 03/21/14 (b)	95,000	95,123
Teva Pharmaceutical Finance IV LLC
2.250%, 03/18/20	98,000	92,952
Wyeth LLC
5.500%, 02/15/16	100,000	111,061
6.500%, 02/01/34	806,000	997,965
Zoetis, Inc.
1.875%, 02/01/18 (144A)	52,000	51,476
3.250%, 02/01/23 (144A)	460,000	437,927
4.700%, 02/01/43 (144A)	43,000	40,074

		13,115,974

Pipelines—0.6%
DCP Midstream Operating L.P.
3.875%, 03/15/23	225,000	204,732
Enbridge, Inc.
4.000%, 10/01/23	190,000	190,198
Energy Transfer Partners L.P.
3.600%, 02/01/23	75,000	69,861
6.500%, 02/01/42	115,000	121,400
Enterprise Products Operating LLC
3.700%, 06/01/15	650,000	679,663
4.850%, 03/15/44	110,000	102,526
5.200%, 09/01/20	190,000	211,430
5.250%, 01/31/20	500,000	555,007
6.125%, 10/15/39	400,000	442,559
6.875%, 03/01/33	162,000	192,649

MIST-126

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P.
3.950%, 09/01/22	135,000	$132,733
5.000%, 03/01/43	220,000	198,957
Magellan Midstream Partners L.P.
6.550%, 07/15/19	595,000	710,206
ONEOK Partners L.P.
3.250%, 02/01/16	115,000	119,710
6.200%, 09/15/43	85,000	87,564
Plains All American Pipeline L.P. / PAA Finance Corp.
3.850%, 10/15/23	50,000	49,187
5.750%, 01/15/20	265,000	301,279
Spectra Energy Capital LLC
3.300%, 03/15/23	237,000	211,623
6.750%, 07/15/18	185,000	216,321
6.750%, 02/15/32	205,000	219,534
7.500%, 09/15/38	85,000	101,360
Spectra Energy Partners L.P.
2.950%, 09/25/18	140,000	142,307
5.950%, 09/25/43	83,000	87,408
Texas Eastern Transmission L.P.
2.800%, 10/15/22 (144A)	46,000	41,793
6.000%, 09/15/17 (144A)	150,000	169,811
TransCanada PipeLines, Ltd.
0.750%, 01/15/16	500,000	497,141
0.928%, 06/30/16 (b)	300,000	301,872
2.500%, 08/01/22	75,000	68,982
5.850%, 03/15/36	176,000	194,979
7.125%, 01/15/19	142,000	172,819
7.250%, 08/15/38	300,000	385,149

		7,180,760

Real Estate—0.0%
WCI Finance LLC / WEA Finance LLC
5.700%, 10/01/16 (144A)	175,000	195,767

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.500%, 01/31/23	35,000	30,723
5.000%, 02/15/24	474,000	463,955
AvalonBay Communities, Inc.
3.625%, 10/01/20	135,000	137,085
Boston Properties L.P.
3.800%, 02/01/24	227,000	218,194
3.850%, 02/01/23	265,000	258,146
5.625%, 11/15/20	300,000	339,090
5.875%, 10/15/19	100,000	115,164
Camden Property Trust
4.875%, 06/15/23	130,000	136,606
Duke Realty L.P.
6.750%, 03/15/20	185,000	213,812
7.375%, 02/15/15	175,000	188,890
8.250%, 08/15/19	145,000	180,279
ERP Operating L.P.
4.625%, 12/15/21	145,000	153,067

Real Estate Investment Trusts—(Continued)
ERP Operating L.P.
4.750%, 07/15/20	190,000	205,331
5.750%, 06/15/17	600,000	675,289
HCP, Inc.
3.750%, 02/01/19	100,000	103,558
5.375%, 02/01/21	420,000	456,983
5.625%, 05/01/17	345,000	385,440
Kimco Realty Corp.
3.125%, 06/01/23	175,000	160,609
Liberty Property L.P.
3.375%, 06/15/23	75,000	69,332
4.400%, 02/15/24	55,000	54,877
ProLogis L.P.
4.250%, 08/15/23	368,000	366,013
6.625%, 05/15/18	250,000	292,320
Simon Property Group L.P.
2.750%, 02/01/23	135,000	123,878
5.650%, 02/01/20	250,000	285,257
5.875%, 03/01/17	404,000	455,974
10.350%, 04/01/19	340,000	462,447
UDR, Inc.
3.700%, 10/01/20	140,000	140,714
Ventas Realty L.P. / Ventas Capital Corp.
4.250%, 03/01/22	280,000	282,750

		6,955,783

Retail—0.8%
CVS Caremark Corp.
5.750%, 06/01/17	130,000	148,660
5.750%, 05/15/41	165,000	180,995
CVS Pass-Through Trust
5.880%, 01/10/28	553,518	606,491
Dollar General Corp.
3.250%, 04/15/23	500,000	455,349
Gap, Inc. (The)
5.950%, 04/12/21	212,000	234,897
Home Depot, Inc. (The)
2.250%, 09/10/18	596,000	602,318
4.875%, 02/15/44	100,000	100,836
5.400%, 09/15/40	200,000	216,064
5.875%, 12/16/36	100,000	114,145
Lowe's Cos., Inc.
3.800%, 11/15/21	500,000	512,758
5.500%, 10/15/35	275,000	294,304
5.800%, 10/15/36	150,000	165,387
6.500%, 03/15/29	125,000	145,277
Macy's Retail Holdings, Inc.
4.300%, 02/15/43	80,000	67,606
5.900%, 12/01/16	295,000	333,027
6.700%, 09/15/28	435,000	475,724
6.900%, 04/01/29	113,000	129,329
6.900%, 01/15/32	180,000	203,387
7.000%, 02/15/28	150,000	171,854
McDonald's Corp. 4.875%, 07/15/40	340,000	355,800
6.300%, 10/15/37	325,000	403,094

MIST-127

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Nordstrom, Inc. 6.950%, 03/15/28	60,000	$74,134
Target Corp. 6.350%, 11/01/32	250,000	301,155
6.650%, 08/01/28	182,000	221,390
6.750%, 01/01/28	66,000	80,568
Wal-Mart Stores, Inc. 1.125%, 04/11/18	135,000	131,984
1.950%, 12/15/18	125,000	124,753
3.250%, 10/25/20	800,000	824,609
4.000%, 04/11/43	360,000	320,936
4.125%, 02/01/19	250,000	275,258
5.250%, 09/01/35	775,000	830,465
5.875%, 04/05/27	90,000	108,660
6.750%, 10/15/23	111,000	140,361
Walgreen Co. 3.100%, 09/15/22	94,000	88,450

		9,440,025

Savings & Loans—0.0%
Nationwide Building Society 4.650%, 02/25/15 (144A)	200,000	208,878

Semiconductors—0.1%
Intel Corp. 1.350%, 12/15/17	88,000	86,863
3.300%, 10/01/21	740,000	736,538
National Semiconductor Corp. 6.600%, 06/15/17	170,000	198,812
Texas Instruments, Inc. 1.650%, 08/03/19	110,000	106,236

		1,128,449

Software—0.3%
Intuit, Inc. 5.750%, 03/15/17	431,000	480,198
Microsoft Corp. 0.875%, 11/15/17	65,000	63,871
3.500%, 11/15/42	190,000	153,717
5.200%, 06/01/39	500,000	526,868
Oracle Corp. 1.200%, 10/15/17	364,000	357,499
2.500%, 10/15/22	1,834,000	1,690,678
3.625%, 07/15/23	161,000	160,570
5.000%, 07/08/19	200,000	227,141
6.125%, 07/08/39	70,000	83,368

		3,743,910

Telecommunications—1.8%
America Movil S.A.B. de C.V. 1.256%, 09/12/16 (b)	1,000,000	1,000,003
3.125%, 07/16/22	620,000	570,684
5.000%, 10/16/19	100,000	108,723
5.625%, 11/15/17	125,000	142,183
6.375%, 03/01/35	600,000	641,808

Telecommunications—(Continued)
AT&T, Inc. 0.650%, 02/12/16 (b)	750,000	748,549
1.400%, 12/01/17	300,000	292,850
1.700%, 06/01/17	915,000	912,099
2.625%, 12/01/22	420,000	376,439
4.300%, 12/15/42	453,000	377,155
BellSouth Capital Funding Corp.
7.875%, 02/15/30	550,000	661,539
BellSouth Corp.
6.000%, 11/15/34	735,000	746,251
BellSouth Telecommunications, Inc.
6.375%, 06/01/28	1,000,000	1,090,649
7.000%, 12/01/95	100,000	104,882
British Telecommunications plc
2.000%, 06/22/15	900,000	916,467
5.950%, 01/15/18	100,000	114,610
9.625%, 12/15/30	75,000	111,059
Cisco Systems, Inc.
4.450%, 01/15/20	15,000	16,519
5.500%, 01/15/40	125,000	139,345
5.900%, 02/15/39	750,000	869,989
Crown Castle Towers LLC
4.883%, 08/15/40 (144A)	500,000	530,584
Deutsche Telekom International Finance B.V.
2.250%, 03/06/17 (144A)	500,000	507,277
5.750%, 03/23/16	100,000	110,549
8.750%, 06/15/30	100,000	138,569
France Telecom S.A.
2.750%, 09/14/16	500,000	515,846
GTE Corp.
6.840%, 04/15/18	283,000	330,179
Nippon Telegraph & Telephone Corp.
1.400%, 07/18/17	500,000	496,522
Orange S.A.
5.375%, 01/13/42	75,000	72,078
8.750%, 03/01/31	165,000	219,607
Qwest Corp.
6.750%, 12/01/21	350,000	375,872
6.875%, 09/15/33	100,000	96,870
7.250%, 09/15/25	133,000	148,755
Rogers Communications, Inc.
4.100%, 10/01/23	213,000	212,602
6.800%, 08/15/18	100,000	119,435
7.500%, 08/15/38	100,000	126,568
8.750%, 05/01/32	400,000	531,871
Telefonica Emisiones S.A.U.
3.192%, 04/27/18	150,000	148,004
4.570%, 04/27/23	160,000	153,436
6.421%, 06/20/16	450,000	494,456
Verizon Communications, Inc.
0.858%, 03/28/14 (b)	64,000	64,127
2.500%, 09/15/16	200,000	206,137
3.850%, 11/01/42	350,000	276,378
4.500%, 09/15/20	361,000	383,911
5.500%, 02/15/18	100,000	113,266
5.850%, 09/15/35	650,000	672,707

MIST-128

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Verizon Communications, Inc.
6.000%, 04/01/41	290,000	$305,255
6.400%, 09/15/33	558,000	619,666
6.550%, 09/15/43	225,000	254,011
6.900%, 04/15/38	350,000	405,529
Verizon Global Funding Corp.
7.750%, 06/15/32	654,000	805,004
Verizon Pennsylvania, Inc.
6.000%, 12/01/28	125,000	121,630
Vodafone Group plc
1.500%, 02/19/18	30,000	29,165
2.500%, 09/26/22	225,000	199,789
2.950%, 02/19/23	550,000	505,307
4.375%, 02/19/43	125,000	108,673
5.000%, 09/15/15	150,000	161,634
6.150%, 02/27/37	350,000	382,553
6.250%, 11/30/32	200,000	220,833

		21,106,458

Transportation—0.6%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	1,120,000	1,068,654
3.450%, 09/15/21	510,000	512,506
3.850%, 09/01/23	500,000	501,308
4.450%, 03/15/43	260,000	236,513
5.750%, 03/15/18	100,000	115,246
7.950%, 08/15/30	100,000	131,272
Canadian National Railway Co.
5.850%, 11/15/17	190,000	218,849
6.800%, 07/15/18	120,000	144,808
Canadian Pacific Railway Co.
5.750%, 03/15/33	120,000	128,441
7.250%, 05/15/19	400,000	490,510
CSX Corp.
4.100%, 03/15/44	151,000	127,944
5.600%, 05/01/17	635,000	709,586
7.900%, 05/01/17	62,000	73,623
Norfolk Southern Corp.
4.800%, 08/15/43	80,000	77,746
5.590%, 05/17/25	100,000	113,292
5.750%, 04/01/18	500,000	577,194
Ryder System, Inc.
2.500%, 03/01/17	125,000	126,239
3.600%, 03/01/16	100,000	105,017
7.200%, 09/01/15	100,000	110,949
Union Pacific Corp.
3.646%, 02/15/24 (144A)	138,000	138,694
4.821%, 02/01/44 (144A)	257,000	259,831
6.250%, 05/01/34	378,000	445,740
United Parcel Service of America, Inc.
8.375%, 04/01/20	75,000	97,765
8.375%, 04/01/30 (b) (c)	377,000	509,206
United Parcel Service, Inc.
1.125%, 10/01/17	32,000	31,537
2.450%, 10/01/22	14,000	13,083

		7,065,553

Trucking & Leasing—0.0%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 03/15/16 (144A)	325,000	331,024
2.875%, 07/17/18 (144A)	93,000	92,937
3.125%, 05/11/15 (144A)	110,000	113,224

		537,185

Water—0.1%
American Water Capital Corp.
6.085%, 10/15/17	450,000	519,194
6.593%, 10/15/37	100,000	121,944

		641,138

Total Corporate Bonds & Notes (Cost $307,079,588)		299,548,784

Convertible Bonds—17.9%

Advertising—0.0%
Publicis Groupe S.A. 1.000%, 01/18/18 (EUR)	280,000	225,708

Airlines—0.3%
Air France-KLM 2.030%, 02/15/23 (EUR)	25,000,000	3,528,234

Apparel—0.2%
Adidas AG 0.250%, 06/14/19 (EUR)	1,600,000	2,611,543

Auto Manufacturers—0.4%
Volkswagen International Finance NV 5.500%, 11/09/15 (144A) (EUR)	3,400,000	5,053,635

Auto Parts & Equipment—0.1%
Cie Generale des Etablissements Michelin Zero Coupon, 01/01/17 (EUR)	988,263	1,847,160

Banks—0.9%
Bank of Iwate, Ltd. (The) Zero Coupon, 07/25/18	500,000	572,750
Bank of Kyoto, Ltd. (The) Zero Coupon, 03/31/14 (JPY)	141,000,000	1,443,782
BNP Paribas S.A. 0.250%, 09/21/15 (EUR)	1,600,000	2,300,062
0.250%, 09/27/16 (EUR)	3,600,000	5,174,653
Shizuoka Bank, Ltd. (The) Zero Coupon, 04/25/18	1,200,000	1,366,800

		10,858,047

Beverages—0.1%
Asahi Group Holdings, Ltd. Zero Coupon, 05/26/28 (JPY)	50,000,000	651,610

MIST-129

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.1%
Gilead Sciences, Inc. 1.000%, 05/01/14	2,000	$5,569
Illumina, Inc. 0.250%, 03/15/16 (144A)	660,000	753,225

		758,794

Building Materials—0.1%
Asahi Glass Co., Ltd. Zero Coupon, 11/14/14 (JPY)	90,000,000	917,094

Computers—0.3%
Cap Gemini S.A. 3.500%, 01/01/14 (EUR)	2,692,500	1,569,208
Nomura Research Institute, Ltd. Zero Coupon, 03/31/14 (JPY)	166,000,000	1,714,126

		3,283,334

Diversified Financial Services—0.4%
China Overseas Finance Investment Cayman, Ltd. Zero Coupon, 05/14/14	700,000	1,050,000
Hong Kong Exchanges and Clearing, Ltd. 0.500%, 10/23/17	3,000,000	3,208,500
Zeus Cayman II Zero Coupon, 08/18/16 (JPY)	60,000,000	893,484

		5,151,984

Electrical Components & Equipment—0.1%
Nidec Corp. Zero Coupon, 09/18/15 (JPY)	150,000,000	1,631,314

Food—0.1%
Nippon Meat Packers, Inc. Series 5 Zero Coupon, 03/03/14 (JPY)	96,000,000	1,096,292

Hand/Machine Tools—0.3%
Schindler Holding AG 0.375%, 06/05/17 (CHF)	3,135,000	3,489,111

Healthcare-Products—0.1%
Qiagen Euro Finance S.A. 3.250%, 05/16/26	1,300,000	1,604,850

Healthcare-Services—0.2%
WellPoint, Inc. 2.750%, 10/15/42 (144A)	2,123,000	2,702,844

Holding Companies-Diversified—2.1%
GBL Verwaltung S.A. 1.250%, 02/07/17 (EUR)	3,800,000	5,734,084
Groupe Bruxelles Lambert S.A. 0.125%, 09/21/15 (EUR)	3,000,000	4,648,665
Industrivarden AB 1.875%, 02/27/17 (EUR)	1,600,000	2,352,877
2.500%, 02/27/15 (EUR)	850,000	1,447,753

Holding Companies-Diversified—(Continued)
Sofina S.A. 1.000%, 09/19/16	1,000,000	1,017,700
Solidium OY 0.500%, 09/29/15 (EUR)	2,900,000	4,080,589
Wharf Finance 2014, Ltd. 2.300%, 06/07/14 (HKD)	38,000,000	5,003,610

		24,285,278

Home Builders—0.2%
Sekisui House, Ltd. Zero Coupon, 07/05/16 (JPY)	160,000,000	2,211,710

Internet—0.7%
priceline.com, Inc. 0.350%, 06/15/20 (144A)	5,077,000	5,314,984
1.000%, 03/15/18	2,052,000	2,636,820

		7,951,804

Investment Company Security—1.8%
Ares Capital Corp. 4.375%, 01/15/19 (144A)	1,851,000	1,827,863
4.750%, 01/15/18 (144A)	2,972,000	3,025,867
4.875%, 03/15/17	1,850,000	1,914,750
Billion Express Investments, Ltd. 0.750%, 10/18/15	5,200,000	5,400,200
Prospect Capital Corp. 5.375%, 10/15/17	2,735,000	2,867,451
5.750%, 03/15/18	377,000	384,304
5.875%, 01/15/19 (144A)	854,000	875,350
Temasek Financial III Pte, Ltd. Zero Coupon, 10/24/14 (SGD)	5,500,000	4,541,429

		20,837,214

Iron/Steel—0.3%
Salzgitter Finance B.V. 2.000%, 11/08/17 (EUR)	2,250,000	3,491,369

Lodging—0.1%
Resorttrust, Inc. Zero Coupon, 07/27/18 (JPY)	60,000,000	680,604

Mining—0.9%
Glencore Finance Europe S.A. 5.000%, 12/31/14	4,500,000	5,373,000
Newmont Mining Corp. 1.250%, 07/15/14	700,000	706,125
Royal Gold, Inc. 2.875%, 06/15/19	5,052,000	4,843,605

		10,922,730

Miscellaneous Manufacturing—0.6%
Siemens Financieringsmaatschappij NV 1.050%, 08/16/17	6,750,000	7,225,875

MIST-130

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.8%
Eni S.p.A. 0.250%, 11/30/15 (EUR)	3,100,000	$4,385,075
0.625%, 01/18/16 (EUR)	3,400,000	4,711,464

		9,096,539

Oil & Gas Services—0.9%
Subsea 7 S.A. 1.000%, 10/05/17	5,800,000	5,958,340
Technip S.A. 0.250%, 01/01/17 (EUR)	2,933,500	4,428,813

		10,387,153

Pharmaceuticals—0.1%
Sawai Pharmaceutical Co., Ltd. Zero Coupon, 09/17/15 (JPY)	32,000,000	476,281
Teva Pharmaceutical Finance Co. LLC 0.250%, 02/01/26	652,000	676,042

		1,152,323

Real Estate—1.1%
British Land Co. Jersey, Ltd. 1.500%, 09/10/17 (GBP)	4,000,000	6,881,624
CapitaLand, Ltd. 1.850%, 06/19/20 (SGD)	3,000,000	2,256,188
2.875%, 09/03/16 (SGD)	4,000,000	3,331,872
Swiss Prime Site AG 1.875%, 01/20/15 (CHF)	580,000	668,602

		13,138,286

Real Estate Investment Trusts—2.4%
BioMed Realty L.P. 3.750%, 01/15/30 (144A)	1,985,000	2,282,750
Boston Properties L.P. 3.625%, 02/15/14 (144A)	3,897,000	4,001,732
CapitaCommercial Trust 2.500%, 09/12/17 (SGD)	1,250,000	1,072,596
Capital Shopping Centres Jersey, Ltd. 2.500%, 10/04/18 (GBP)	1,400,000	2,387,717
Commonwealth Property Office Fund 5.250%, 12/11/16 (AUD)	1,000,000	1,070,503
Derwent London Capital Jersey, Ltd. 2.750%, 07/15/16 (GBP)	1,300,000	2,509,701
Derwent London Capital No.2 Jersey, Ltd. 1.125%, 07/24/19 (GBP)	2,000,000	3,225,174
Gecina S.A. 2.125%, 01/01/16 (EUR)	374,000	658,694
ProLogis L.P. 3.250%, 03/15/15	1,329,000	1,504,262
Ruby Assets Pte, Ltd. 1.600%, 02/01/19 (SGD)	2,000,000	1,833,327
Unibail-Rodamco SE 0.750%, 01/01/18 (EUR)	2,147,000	7,162,700

		27,709,156

Retail—0.1%
Aeon Co., Ltd. 0.300%, 11/22/13 (JPY)	56,000,000	842,891
Lotte Shopping Co., Ltd. Zero Coupon, 07/05/16 (JPY)	40,000,000	413,043
Takashimaya Co., Ltd. Zero Coupon, 11/14/14 (JPY)	32,000,000	394,323

		1,650,257

Semiconductors—1.4%
Intel Corp. 2.950%, 12/15/35	2,900,000	3,139,250
3.250%, 08/01/39	780,000	965,738
Lam Research Corp. 0.500%, 05/15/16	4,991,000	5,646,069
Linear Technology Corp. 3.000%, 05/01/27	4,630,000	4,928,056
Xilinx, Inc.
3.125%, 03/15/37	874,000	1,413,695

		16,092,808

Transportation—0.6%
Deutsche Post AG
0.600%, 12/06/19 (EUR)	3,300,000	5,801,050
Fukuyama Transporting Co., Ltd.
Zero Coupon, 03/22/17 (JPY)	50,000,000	656,188
Nagoya Railroad Co., Ltd.
0.500%, 03/31/15 (JPY)	15,000,000	187,853
Yamato Holdings Co., Ltd.
Zero Coupon, 03/07/16 (JPY)	70,000,000	928,099

		7,573,190

Water—0.1%
Pennon Group plc
4.625%, 08/20/14 (GBP)	300,000	593,489

Total Convertible Bonds (Cost $203,202,128)		210,411,339

U.S. Treasury & Government Agencies—1.9%

Federal Agencies—0.1%
Federal Farm Credit Bank
5.250%, 12/28/27	585,000	658,689
Tennessee Valley Authority
5.375%, 04/01/56	350,000	377,008

		1,035,697

U.S. Treasury—1.8%
U.S. Treasury Notes
0.250%, 01/31/14 (d) (e)	20,830,000	20,844,644

Total U.S. Treasury & Government Agencies (Cost $21,988,934)		21,880,341

MIST-131

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Preferred Stocks—0.7%

Security Description	Shares/Principal Amount*	Value

Aerospace & Defense—0.1%
United Technologies Corp.
7.500%, 08/01/15	8,900	$576,631

Electric Utilities—0.4%
NextEra Energy, Inc.
5.599%, 06/01/15	30,000	1,652,400
NextEra Energy, Inc.
5.889%, 09/01/15	59,460	3,248,894

		4,901,294

Multi-Utilities—0.1%
Dominion Resources, Inc.
6.000%, 07/01/16	7,400	395,530
Dominion Resources, Inc.
6.125%, 04/01/16	7,400	394,716

		790,246

Real Estate Investment Trusts—0.1%
Health Care REIT, Inc.
6.500%, 12/31/49	22,100	1,271,855

Total Convertible Preferred Stocks (Cost $7,321,652)		7,540,026

Preferred Stocks—0.4%

Automobiles—0.3%
Volkswagen AG	14,395	3,393,078

Capital Markets—0.0%
Goldman Sachs Group, Inc. (The), 5.500% (b)	5,000	112,200

Household Products—0.1%
Henkel AG & Co. KGaA	11,117	1,145,464

Machinery—0.0%
Marcopolo S.A.	74,400	221,559

Total Preferred Stocks (Cost $4,592,411)		4,872,301

Foreign Government—0.2%

Provincial—0.2%
Province of British Columbia
6.500%, 01/15/26	510,000	648,582
Province of Ontario
2.450%, 06/29/22	150,000	140,529
Province of Quebec Canada
6.350%, 01/30/26	1,100,000	1,372,404

		2,161,515

Sovereign—0.0%
Mexico Government International Bond
3.625%, 03/15/22	250,000	248,000
4.000%, 10/02/23	288,000	286,200

		534,200

Total Foreign Government (Cost $2,861,402)		2,695,715

Municipals—0.1%
American Municipal Power, Inc.
5.939%, 02/15/47	75,000	76,204
Class B
7.499%, 02/15/50	350,000	418,365
Los Angeles, California Unified School District, Build America Bonds
5.750%, 07/01/34	100,000	110,563
6.758%, 07/01/34	75,000	92,062
Los Angeles, Department of Airports, Build America Bonds
6.582%, 05/15/39	65,000	75,442
Port Authority of New York & New Jersey
4.458%, 10/01/62	160,000	135,237
State of California
5.770%, 05/15/43	140,000	154,069
7.300%, 10/01/39	260,000	327,202
State of Massachusetts
5.456%, 12/01/39	150,000	162,561

Total Municipals (Cost $1,685,758)		1,551,705

Short-Term Investments—20.0%

U.S. Treasury—0.1%
U.S. Treasury Bills
0.063%, 11/14/13 (f)	65,000	64,995
0.065%, 11/14/13 (e) (f)	25,000	24,998
0.066%, 01/23/14 (e) (f)	900,000	899,813

		989,806

Repurchase Agreement—19.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $233,794,000 on 10/01/13, collateralized by $231,755,000 U.S. Government Agency obligations rates ranging from 0.625% - 1.875%, maturity dates ranging from 06/30/15 - 05/31/17 with a value of $238,476,287.	233,794,000	233,794,000

Total Short-Term Investments (Cost $234,783,806)		234,783,806

Total Investments—98.6% (Cost $1,129,077,917) (g)		1,158,310,996
Other assets and liabilities (net)—1.4%		16,103,562

Net Assets—100.0%		$1,174,414,558

MIST-132

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2013, the market value of securities pledged was $6,814,787.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $14,994,644.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	As of September 30, 2013, the aggregate cost of investments was $1,129,077,917. The aggregate unrealized appreciation and depreciation of investments were $46,564,476 and $(17,331,397), respectively, resulting in net unrealized appreciation of $29,233,079.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $50,620,177, which is 4.3% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country's bank against a certain number of shares of a company's stock held in its custody but traded on the stock exchange of another country.
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar

The Portfolio invests in commodity-related instruments through its investment in the JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,231,492	Citibank N.A.	10/30/13	USD	3,951,130	$(10,825)
AUD	6,665,065	Goldman Sachs & Co.	12/30/13	USD	6,296,487	(114,326)
CHF	1,877,875	Merrill Lynch &Co., Inc.	10/30/13	USD	2,016,274	60,685
DKK	2,241,066	State Street Bank and Trust	12/30/13	USD	407,663	(813)
EUR	370,995	Australia & New Zealand Banking Group, Ltd.	10/30/13	USD	491,598	10,337
EUR	431,046	Credit Suisse International	10/30/13	USD	580,921	2,260
EUR	1,229,027	Merrill Lynch & Co., Inc.	10/30/13	USD	1,632,668	30,137
EUR	854,907	State Street Bank and Trust	10/30/13	USD	1,132,119	24,522
JPY	192,284,000	Citibank N.A.	10/30/13	USD	1,945,423	11,076
JPY	37,537,500	Credit Suisse International	10/30/13	USD	379,818	2,128
JPY	113,148,750	Goldman Sachs & Co.	10/30/13	USD	1,130,583	20,711
JPY	22,099,500	Merrill Lynch & Co., Inc.	10/30/13	USD	225,771	(908)
JPY	28,818,000	State Street Bank and Trust	10/30/13	USD	292,020	1,205
JPY	174,191,974	State Street Bank and Trust	10/30/13	USD	1,751,836	20,576
JPY	85,724,070	Credit Suisse International	12/30/13	USD	865,513	7,133
NOK	3,611,126	Toronto-Dominion Bank	12/30/13	USD	623,199	(24,658)
SGD	2,230,490	Credit Suisse International	12/30/13	USD	1,792,411	(14,309)

Contracts to Deliver
AUD	1,039,985	UBS AG	10/30/13	USD	951,399	$(17,020)
CAD	821,575	Westpac Banking Corp.	12/30/13	USD	803,723	7,888
CHF	1,952,336	Citibank N.A.	10/30/13	USD	2,105,078	(54,236)
CHF	622,271	HSBC Bank plc	10/30/13	USD	668,108	(20,134)
CHF	545,000	UBS AG	10/30/13	USD	581,185	(21,594)
CHF	2,831,081	Westpac Banking Corp.	10/30/13	USD	3,056,547	(74,673)
CHF	556,531	Westpac Banking Corp.	10/30/13	USD	600,566	(14,966)
CHF	498,731	Citibank N.A.	12/30/13	USD	548,653	(3,256)
EUR	742,116	Citibank N.A.	10/30/13	USD	986,356	(17,685)

MIST-133

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,025,189	Credit Suisse International	10/30/13	USD	2,683,785	$(56,182)
EUR	819,006	Credit Suisse International	10/30/13	USD	1,093,380	(14,689)
EUR	666,529	Credit Suisse International	10/30/13	USD	901,489	(287)
EUR	197,703	Credit Suisse International	10/30/13	USD	267,328	(153)
EUR	5,237,530	Goldman Sachs & Co.	10/30/13	USD	6,945,175	(140,909)
EUR	3,660,610	Goldman Sachs & Co.	10/30/13	USD	4,866,502	(86,097)
EUR	735,576	Goldman Sachs & Co.	10/30/13	USD	975,950	(19,243)
EUR	2,172,924	HSBC Bank plc	10/30/13	USD	2,886,660	(53,184)
EUR	405,650	Merrill Lynch & Co., Inc.	10/30/13	USD	542,798	(6,024)
EUR	600,000	Morgan Stanley & Co., Inc.	10/30/13	USD	796,968	(14,798)
EUR	2,454,699	State Street Bank and Trust	10/30/13	USD	3,238,459	(82,610)
EUR	870,989	State Street Bank and Trust	10/30/13	USD	1,177,463	(935)
EUR	32,660,739	UBS AG	10/30/13	USD	42,975,654	(1,212,490)
EUR	422,725	UBS AG	10/30/13	USD	553,920	(18,003)
EUR	2,775,466	Westpac Banking Corp.	10/30/13	USD	3,704,914	(50,135)
EUR	620,000	Westpac Banking Corp.	10/30/13	USD	838,350	(475)
EUR	1,579,031	Morgan Stanley & Co., Inc.	12/30/13	USD	2,141,205	4,522
GBP	1,967,513	Credit Suisse International	10/30/13	USD	3,139,885	(44,622)
GBP	216,708	Credit Suisse International	10/30/13	USD	329,483	(21,269)
GBP	1,086,625	Goldman Sachs & Co.	10/30/13	USD	1,689,993	(68,758)
GBP	523,583	HSBC Bank plc	10/30/13	USD	793,854	(53,589)
GBP	5,526,757	UBS AG	10/30/13	USD	8,399,012	(546,290)
GBP	1,619,283	BNP Paribas S.A.	12/30/13	USD	2,603,838	(15,940)
HKD	36,788,567	HSBC Bank plc	10/30/13	USD	4,743,680	121
HKD	2,719,833	Credit Suisse International	12/30/13	USD	350,811	65
JPY	264,590,518	Credit Suisse International	10/30/13	USD	2,668,365	(23,856)
JPY	66,600,000	Credit Suisse International	10/30/13	USD	669,944	(7,714)
JPY	60,087,500	Goldman Sachs & Co.	10/30/13	USD	613,677	2,284
JPY	49,000,000	Goldman Sachs & Co.	10/30/13	USD	487,322	(11,255)
JPY	1,656,963,163	HSBC Bank plc	10/30/13	USD	16,639,384	(220,295)
JPY	246,252,007	Merrill Lynch & Co., Inc.	10/30/13	USD	2,468,907	(36,719)
JPY	41,031,000	Merrill Lynch & Co., Inc.	10/30/13	USD	413,838	(3,654)
JPY	41,064,000	Societe Generale	10/30/13	USD	411,762	(6,066)
JPY	125,344,477	State Street Bank and Trust	10/30/13	USD	1,248,973	(26,413)
JPY	28,696,000	Westpac Banking Corp.	10/30/13	USD	295,155	3,172
JPY	82,264,331	Goldman Sachs & Co.	12/30/13	USD	841,316	3,889
NOK	12,689,743	Citibank N.A.	10/30/13	USD	2,141,150	33,039
SEK	5,124,661	Toronto-Dominion Bank	12/30/13	USD	809,839	14,061
SGD	4,189,025	Goldman Sachs & Co.	10/30/13	USD	3,290,248	(48,954)
SGD	11,244,539	HSBC Bank plc	10/30/13	USD	8,903,477	(59,893)

Cross Currency Contracts to Buy
AUD	746,984	Citibank N.A.	10/30/13	JPY	69,891,169	(15,565)
EUR	256,923	State Street Bank and Trust	12/30/13	CHF	315,776	(1,788)
GBP	146,471	State Street Bank and Trust	12/30/13	CHF	213,095	1,154

Net Unrealized Depreciation						$(3,097,292)

MIST-134

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Aluminum HG Futures	12/18/13	17	USD	799,045	$(17,150)
Aluminum HG Futures	03/19/14	14	USD	655,587	2,676
Brent Crude Oil Futures	12/16/13	10	USD	1,064,630	770
Coffee Futures	05/19/14	8	USD	369,080	(11,930)
Copper High Grade Futures	03/27/14	15	USD	1,215,077	34,798
Corn Futures	12/12/14	35	USD	895,457	(53,707)
Cotton No. 2 Futures	03/07/14	9	USD	383,186	8,224
Gasoline RBOB Futures	10/31/13	5	USD	564,073	(12,151)
Gold 100 oz Futures	02/26/14	12	USD	1,602,391	(9,151)
Lean Hogs Futures	10/14/13	13	USD	465,040	13,230
Lean Hogs Futures	12/13/13	10	USD	350,241	(3,741)
Light Sweet Crude E-Mini Oil Futures	10/21/13	1	USD	51,415	(250)
Light Sweet Crude Oil Futures	10/21/13	41	USD	4,264,877	(69,347)
Live Cattle Futures	04/30/14	11	USD	582,504	9,626
MSCI EAFE E-Mini Index Futures	12/20/13	410	USD	36,721,398	490,202
NY HARBOR USLD FUTURES NOV13 XNYM	10/31/13	5	USD	629,509	(5,494)
Natural Gas Futures	10/29/13	63	USD	2,294,394	(51,594)
Nickel Futures	12/18/13	4	USD	340,810	(6,094)
Nickel Futures	03/19/14	4	USD	342,730	(6,238)
S&P 500 E-Mini Index Futures	12/20/13	2,467	USD	207,589,147	(1,064,242)
Silver Futures	03/27/14	5	USD	508,438	35,462
Soybean Futures	03/14/14	7	USD	469,021	(25,571)
Soybean Meal Futures	03/14/14	12	USD	442,087	31,313
Soybean Oil Futures	03/14/14	17	USD	444,976	(19,533)
Sugar No. 11 Futures	06/30/14	26	USD	490,602	32,976
U.S. Treasury Bond 30 Year Futures	12/19/13	11	USD	1,452,491	14,634
U.S. Treasury Note 10 Year Futures	12/19/13	69	USD	8,720,938	15
U.S. Treasury Note 5 Year Futures	12/31/13	5	USD	596,885	8,349
U.S. Treasury Note 2 Year Futures	12/31/13	22	USD	4,834,545	11,299
Wheat Futures	12/13/13	16	USD	563,299	28,301
Wheat Futures	12/13/13	6	USD	196,818	6,732
Zinc Futures	12/18/13	9	USD	432,024	(1,204)
Zinc Futures	03/19/14	9	USD	434,949	2,057

Futures Contracts—Short
Aluminum HG Futures	12/18/13	(17)	USD	(785,280)	3,386
Brent Crude Oil Futures	10/16/13	(2)	USD	(218,896)	2,156
Corn Futures	12/13/13	(14)	USD	(330,257)	21,207
MSCI Emerging Markets E-Mini Index Futures	12/20/13	(44)	USD	(2,168,366)	6,426
Mini-Sized Silver Futures	12/27/13	(1)	USD	(20,549)	(1,194)
Nickel Futures	12/18/13	(4)	USD	(340,790)	6,074
Soybean Futures	11/14/13	(4)	USD	(264,025)	7,475
U.S. Treasury Note 10 Year Futures	12/19/13	(1,181)	USD	(146,787,438)	(2,479,890)
WTI Light Sweet Crude Oil Futures	11/19/13	(20)	USD	(2,052,868)	14,868
Zinc Futures	12/18/13	(9)	USD	(428,601)	(2,218)

Net Unrealized Depreciation					$(3,048,443)

MIST-135

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

OTC interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	2.316%	05/31/23	Barclays Bank plc	USD	47,250,000	$(1,668,889)	$—	$(1,668,889)
Pay	3-Month USD-LIBOR	2.310%	06/19/23	Deutsche Bank AG	USD	33,670,000	(1,238,285)	—	(1,238,285)
Pay	3-Month USD-LIBOR	2.850%	07/11/23	Deutsche Bank AG	USD	15,000,000	159,881	—	159,881
Pay	3-Month USD-LIBOR	2.808%	07/15/23	Barclays Bank plc	USD	55,760,000	369,282	—	369,282
Pay	3-Month USD-LIBOR	2.764%	07/30/23	Deutsche Bank AG	USD	22,350,000	47,628	—	47,628
Pay	3-Month USD-LIBOR	2.778%	08/09/23	Deutsche Bank AG	USD	14,470,000	43,498	—	43,498
Pay	3-Month USD-LIBOR	2.969%	09/03/23	Citigroup, Inc.	USD	46,620,000	900,083	—	900,083
Pay	3-Month USD-LIBOR	2.793%	09/30/23	Citigroup, Inc	USD	46,250,000	—	—	—

Totals							$(1,386,802)	$—	$(1,386,802)

Centrally cleared interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.075%	09/13/23	USD	49,580,000	$1,424,096
Pay	3-Month USD-LIBOR	2.903%	09/20/23	USD	21,050,000	268,924

Total						$1,693,020

Securities in the amount of $593,000 have been received at the custodian bank as collateral for swap contracts and forward foreign currency exchange contracts.

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

MIST-136

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,446,704	$4,700,583	$—	$8,147,287
Air Freight & Logistics	—	2,079,455	—	2,079,455
Airlines	264,807	—	—	264,807
Auto Components	254,851	7,667,085	—	7,921,936
Automobiles	1,650,872	12,348,162	—	13,999,034
Beverages	4,214,326	4,093,963	—	8,308,289
Biotechnology	3,923,612	—	—	3,923,612
Building Products	501,016	2,652,763	—	3,153,779
Capital Markets	2,862,141	6,421,407	—	9,283,548
Chemicals	1,974,136	5,967,361	—	7,941,497
Commercial Banks	7,862,763	29,675,461	—	37,538,224
Commercial Services & Supplies	106,794	598,322	—	705,116
Communications Equipment	2,921,243	1,723,055	—	4,644,298
Computers & Peripherals	4,185,447	—	—	4,185,447
Construction & Engineering	1,415,660	—	—	1,415,660
Construction Materials	—	670,022	—	670,022
Consumer Finance	677,433	—	—	677,433
Containers & Packaging	326,782	2,007,346	—	2,334,128
Distributors	—	212,729	—	212,729
Diversified Financial Services	5,071,601	6,521,228	—	11,592,829
Diversified Telecommunication Services	1,632,795	4,189,427	—	5,822,222
Electric Utilities	2,241,441	763,127	—	3,004,568
Electrical Equipment	1,728,821	3,412,258	—	5,141,079
Electronic Equipment, Instruments & Components	279,901	4,154,455	—	4,434,356
Energy Equipment & Services	3,842,238	787,442	—	4,629,680
Food & Staples Retailing	3,680,155	3,542,403	—	7,222,558
Food Products	2,336,061	11,713,733	—	14,049,794
Gas Utilities	170,659	—	—	170,659
Health Care Equipment & Supplies	1,909,690	—	—	1,909,690
Health Care Providers & Services	2,088,665	—	—	2,088,665
Health Care Technology	25,014	—	—	25,014
Hotels, Restaurants & Leisure	1,312,427	5,186,368	—	6,498,795
Household Durables	369,468	5,953,874	—	6,323,342
Household Products	2,372,265	370,166	—	2,742,431
Industrial Conglomerates	974,473	3,324,628	—	4,299,101
Insurance	3,590,647	27,050,625	—	30,641,272
Internet & Catalog Retail	1,467,626	—	—	1,467,626

MIST-137

Met Investors Series Trust

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$3,305,287	$—	$—	$3,305,287
IT Services	5,384,623	1,939,857	—	7,324,480
Life Sciences Tools & Services	721,587	—	—	721,587
Machinery	1,887,062	922,919	—	2,809,981
Marine	—	3,557,851	—	3,557,851
Media	5,216,188	6,373,365	—	11,589,553
Metals & Mining	2,435,854	1,545,373	—	3,981,227
Multi-Utilities	1,451,644	1,678,853	—	3,130,497
Multiline Retail	1,882,059	1,195,096	—	3,077,155
Oil, Gas & Consumable Fuels	10,504,216	7,684,807	—	18,189,023
Paper & Forest Products	150,304	1,341,651	—	1,491,955
Pharmaceuticals	6,019,173	21,603,357	—	27,622,530
Real Estate Investment Trusts	3,263,161	3,707,742	—	6,970,903
Real Estate Management & Development	—	4,899,834	—	4,899,834
Road & Rail	3,054,226	836,123	—	3,890,349
Semiconductors & Semiconductor Equipment	5,989,053	3,165,349	—	9,154,402
Software	4,839,346	2,137,463	—	6,976,809
Specialty Retail	3,972,506	1,575,498	—	5,548,004
Textiles, Apparel & Luxury Goods	1,055,425	1,832,045	—	2,887,470
Tobacco	1,920,394	6,978,885	—	8,899,279
Trading Companies & Distributors	403,557	962,961	—	1,366,518
Transportation Infrastructure	529,980	—	—	529,980
Wireless Telecommunication Services	—	7,632,323	—	7,632,323
Total Common Stocks	135,668,179	239,358,800	—	375,026,979
Total Corporate Bonds & Notes*	—	299,548,784	—	299,548,784
Total Convertible Bonds*	—	210,411,339	—	210,411,339
Total U.S. Treasury & Government Agencies*	—	21,880,341	—	21,880,341
Total Convertible Preferred Stocks*	7,540,026	—	—	7,540,026
Preferred Stocks
Automobiles	—	3,393,078	—	3,393,078
Capital Markets	112,200	—	—	112,200
Household Products	—	1,145,464	—	1,145,464
Machinery	—	221,559	—	221,559
Total Preferred Stocks	112,200	4,760,101	—	4,872,301
Total Foreign Government*	—	2,695,715	—	2,695,715
Total Municipals	—	1,551,705	—	1,551,705
Short-Term Investments
U.S. Treasury	—	989,806	—	989,806
Repurchase Agreement	—	233,794,000	—	233,794,000
Total Short-Term Investments	—	234,783,806	—	234,783,806
Total Investments	$143,320,405	$1,014,990,591	$—	$1,158,310,996

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$260,965	$—	$260,965
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,358,258)	—	(3,358,258)
Total Forward Contracts	$—	$(3,097,293)	$—	$(3,097,293)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$792,256	$—	$—	$792,256
Futures Contracts (Unrealized Depreciation)	(3,840,699)	—	—	(3,840,699)
Total Futures Contracts	$(3,048,443)	$—	$—	$(3,048,443)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,693,020	$—	$1,693,020
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,520,372	$—	$1,520,372
OTC Swap Contracts at Value (Liabilities)	—	(2,907,174)	—	(2,907,174)
Total OTC Swap Contracts	$—	$(1,386,802)	$—	$(1,386,802)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

MIST-138

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
AAR Corp. (a)	136,200	$3,722,346
API Technologies Corp. (a) (b)	26,500	77,645
Engility Holdings, Inc. (a) (b)	24,400	774,212

		4,574,203

Airlines—1.1%
Alaska Air Group, Inc. (a)	18,700	1,170,994
Republic Airways Holdings, Inc. (b)	416,500	4,956,350
SkyWest, Inc. (a)	147,800	2,146,056

		8,273,400

Auto Components—1.5%
Dana Holding Corp. (a)	352,500	8,051,100
Stoneridge, Inc. (b)	117,300	1,268,013
Superior Industries International, Inc.	105,500	1,881,065

		11,200,178

Biotechnology—1.1%
Agios Pharmaceuticals, Inc. (a) (b)	4,200	117,432
Clovis Oncology, Inc. (b)	20,800	1,264,224
Durata Therapeutics, Inc. (a) (b)	17,000	153,680
Foundation Medicine, Inc. (b)	9,100	360,724
Insmed, Inc. (a) (b)	159,000	2,481,990
OncoMed Pharmaceuticals, Inc. (a) (b)	14,000	214,340
Onconova Therapeutics, Inc. (b)	17,500	463,225
PDL BioPharma, Inc. (a)	280,600	2,236,382
Verastem, Inc. (a) (b)	53,800	669,272

		7,961,269

Building Products—0.7%
Gibraltar Industries, Inc. (b)	144,900	2,066,274
NCI Building Systems, Inc. (a) (b)	38,236	487,127
PGT, Inc. (b)	203,000	2,011,730
Trex Co., Inc. (b)	16,500	817,245

		5,382,376

Capital Markets—1.6%
Apollo Investment Corp. (a)	102,700	837,005
Arlington Asset Investment Corp. - Class A (a)	47,500	1,129,550
Artisan Partners Asset Management, Inc. (a)	8,200	429,352
Cowen Group, Inc. - Class A (b)	109,900	379,155
Firsthand Technology Value Fund, Inc. (a) (b)	11,800	288,864
GAMCO Investors, Inc. - Class A (a)	15,885	1,206,148
Gladstone Capital Corp. (a)	97,740	853,270
Investment Technology Group, Inc. (b)	221,400	3,480,408
Janus Capital Group, Inc. (a)	30,100	256,151
MCG Capital Corp.	169,900	856,296
MVC Capital, Inc.	27,900	364,374
NGP Capital Resources Co. (a)	46,300	344,009
Oppenheimer Holdings, Inc. - Class A (a)	25,409	451,518
Piper Jaffray Cos. (a) (b)	21,900	750,951

		11,627,051

Chemicals—1.1%
Minerals Technologies, Inc.	112,400	5,549,188

Chemicals—(Continued)
Tredegar Corp.	107,225	2,787,850

		8,337,038

Commercial Banks—14.1%
1st Source Corp. (a)	45,301	1,219,503
1st United Bancorp, Inc. (a)	10,700	78,431
American National Bankshares, Inc. (a)	3,000	69,600
Bancfirst Corp. (a)	33,300	1,800,531
BancorpSouth, Inc. (a)	171,500	3,419,710
Bank of Hawaii Corp. (a)	75,200	4,094,640
Banner Corp. (a)	28,400	1,083,744
BBCN Bancorp, Inc.	141,600	1,948,416
Bridge Capital Holdings (a) (b)	9,000	152,820
Cascade Bancorp (b)	11,294	65,844
Cathay General Bancorp (a)	94,800	2,215,476
Center Bancorp, Inc.	10,206	145,334
Central Pacific Financial Corp. (a)	141,501	2,504,568
Century Bancorp, Inc. - Class A	3,800	126,654
Chemical Financial Corp.	33,500	935,320
Citizens & Northern Corp. (a)	9,100	181,454
City Holding Co. (a)	80,609	3,485,533
CoBiz Financial, Inc. (a)	45,540	439,916
Columbia Banking System, Inc. (a)	25,000	617,500
Community Bank System, Inc. (a)	62,300	2,125,676
Community Trust Bancorp, Inc. (a)	51,124	2,075,123
Cullen/Frost Bankers, Inc. (a)	16,000	1,128,800
Financial Institutions, Inc.	32,399	662,884
First Bancorp (a)	170,400	1,094,160
First Busey Corp. (a)	142,000	739,820
First Citizens BancShares, Inc. - Class A	3,700	760,720
First Commonwealth Financial Corp. (a)	608,300	4,616,997
First Community Bancshares, Inc. (a)	11,500	188,025
First Financial Bankshares, Inc. (a)	17,400	1,023,468
First Interstate Bancsystem, Inc.	53,500	1,292,025
First Merchants Corp.	20,700	358,731
FirstMerit Corp.	202,700	4,400,617
FNB Corp. (a)	213,800	2,593,394
Glacier Bancorp, Inc. (a)	97,500	2,409,225
Great Southern Bancorp, Inc. (a)	17,000	479,910
Guaranty Bancorp	10,300	141,007
Hancock Holding Co. (a)	38,900	1,220,682
Heartland Financial USA, Inc. (a)	25,283	704,384
Home Federal Bancorp, Inc.	16,100	202,538
Hudson Valley Holding Corp.	24,332	456,955
Lakeland Bancorp, Inc. (a)	27,700	311,625
Lakeland Financial Corp. (a)	12,500	408,125
MainSource Financial Group, Inc. (a)	124,804	1,895,773
MB Financial, Inc.	55,100	1,556,024
Metro Bancorp, Inc. (b)	26,500	556,765
MetroCorp Bancshares, Inc. (a)	26,762	368,245
OFG Bancorp (a)	258,245	4,180,987
OmniAmerican Bancorp, Inc. (b)	17,444	426,680
Pacific Continental Corp.	37,385	490,117
PacWest Bancorp	71,600	2,460,176
Preferred Bank (a) (b)	8,700	154,773
Republic Bancorp, Inc. - Class A (a)	9,300	256,215

MIST-139

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
S&T Bancorp, Inc. (a)	10,400	$251,888
Seacoast Banking Corp. of Florida (a) (b)	67,400	146,258
Sierra Bancorp	8,300	130,559
Simmons First National Corp. - Class A (a)	28,700	892,283
Southside Bancshares, Inc. (a)	14,500	388,890
Southwest Bancorp, Inc. (b)	112,600	1,667,606
StellarOne Corp.	16,600	373,500
Sterling Financial Corp. (a)	146,900	4,208,685
Suffolk Bancorp (b)	8,400	148,848
Susquehanna Bancshares, Inc.	343,800	4,314,690
SVB Financial Group (b)	25,800	2,228,346
SY Bancorp, Inc. (a)	5,900	167,147
TCF Financial Corp. (a)	202,400	2,890,272
Tompkins Financial Corp. (a)	18,359	848,553
Trustmark Corp. (a)	66,100	1,692,160
UMB Financial Corp. (a)	85,800	4,662,372
Umpqua Holdings Corp. (a)	33,100	536,882
Union First Market Bankshares Corp. (a)	193,200	4,515,084
Univest Corp. of Pennsylvania	7,500	141,375
Valley National Bancorp (a)	28,900	287,555
Washington Trust Bancorp, Inc. (a)	17,600	553,168
Webster Financial Corp.	51,500	1,314,795
West Bancorp, Inc. (a)	7,820	107,916
Westamerica Bancorp (a)	63,100	3,138,594
Wilshire Bancorp, Inc. (a)	189,400	1,549,292

		103,482,358

Commercial Services & Supplies—3.9%
ABM Industries, Inc.	82,700	2,201,474
ACCO Brands Corp. (a) (b)	103,400	686,576
ARC Document Solutions, Inc. (b)	365,371	1,677,053
Cenveo, Inc. (a) (b)	863,607	2,547,641
Consolidated Graphics, Inc. (b)	47,061	2,638,240
Courier Corp.	18,700	295,834
Ennis, Inc.	11,200	202,048
G&K Services, Inc. - Class A	50,300	3,037,617
HNI Corp. (a)	54,100	1,957,338
Kimball International, Inc. - Class B	33,700	373,733
Quad/Graphics, Inc.	173,607	5,270,708
Steelcase, Inc. - Class A	115,400	1,917,948
United Stationers, Inc. (a)	138,900	6,042,150

		28,848,360

Communications Equipment—1.9%
ARRIS Group, Inc. (b)	87,400	1,491,044
Aviat Networks, Inc. (b)	185,800	479,364
Bel Fuse, Inc. - Class B	29,072	507,016
Black Box Corp.	67,192	2,058,763
Calix, Inc. (b)	38,700	492,651
Comtech Telecommunications Corp.	205,482	4,997,322
Harmonic, Inc. (b)	176,800	1,359,592
Oplink Communications, Inc. (b)	15,738	296,189
Symmetricom, Inc. (b)	103,400	498,388
Tellabs, Inc.	624,100	1,416,707

		13,597,036

Computers & Peripherals—0.5%
Avid Technology, Inc. (b)	212,984	1,277,904
QLogic Corp. (b)	185,800	2,032,652
Violin Memory, Inc. (b)	40,800	299,880

		3,610,436

Construction & Engineering—1.3%
Argan, Inc. (a)	50,710	1,114,099
Comfort Systems USA, Inc.	64,600	1,085,926
EMCOR Group, Inc.	140,100	5,482,113
Michael Baker Corp. (a)	40,979	1,658,420
Orion Marine Group, Inc. (b)	39,100	407,031

		9,747,589

Consumer Finance—1.4%
DFC Global Corp. (a) (b)	127,400	1,400,126
Green Dot Corp. - Class A (a) (b)	25,900	681,947
Nelnet, Inc. - Class A	50,500	1,941,725
World Acceptance Corp. (a) (b)	67,300	6,051,616

		10,075,414

Containers & Packaging—0.6%
Graphic Packaging Holding Co. (b)	289,500	2,478,120
Myers Industries, Inc.	75,900	1,526,349

		4,004,469

Distributors—0.1%
Stock Building Supply Holdings, Inc. (a) (b)	61,300	805,482

Diversified Consumer Services—0.4%
Corinthian Colleges, Inc. (a) (b)	290,600	636,414
Lincoln Educational Services Corp. (a)	112,564	518,920
Regis Corp. (a)	134,900	1,980,332

		3,135,666

Diversified Financial Services—0.4%
Marlin Business Services Corp.	56,474	1,409,591
PHH Corp. (a) (b)	56,400	1,338,936
Resource America, Inc. - Class A (a)	14,568	116,981

		2,865,508

Diversified Telecommunication Services—0.9%
Fairpoint Communications, Inc. (a) (b)	17,200	164,260
Inteliquent, Inc. (a)	260,900	2,520,294
magicJack VocalTec, Ltd. (a) (b)	210,897	2,714,244
Vonage Holdings Corp. (b)	254,800	800,072

		6,198,870

Electric Utilities—2.3%
El Paso Electric Co.	136,205	4,549,247
PNM Resources, Inc.	65,500	1,482,265
Portland General Electric Co. (a)	281,700	7,952,391
Unitil Corp.	23,800	696,626
UNS Energy Corp.	46,400	2,163,168

		16,843,697

MIST-140

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.3%
LSI Industries, Inc.	108,365	$914,601
Powell Industries, Inc. (a) (b)	16,300	999,027

		1,913,628

Electronic Equipment, Instruments & Components—3.0%
Aeroflex Holding Corp. (b)	174,600	1,229,184
Agilysys, Inc. (a) (b)	25,958	309,419
Anixter International, Inc. (a) (b)	8,000	701,280
Benchmark Electronics, Inc. (b)	154,532	3,537,238
Checkpoint Systems, Inc. (b)	105,800	1,766,860
Cognex Corp. (a)	100,400	3,148,544
Coherent, Inc.	44,000	2,703,800
Electro Scientific Industries, Inc.	31,200	365,352
Insight Enterprises, Inc. (b)	50,600	957,352
Newport Corp. (b)	71,600	1,119,108
Park Electrochemical Corp.	48,100	1,378,065
Richardson Electronics, Ltd.	27,000	306,990
Tech Data Corp. (b)	36,400	1,816,724
TTM Technologies, Inc. (b)	177,300	1,728,675
Vishay Intertechnology, Inc. (a) (b)	65,200	840,428

		21,909,019

Energy Equipment & Services—2.9%
Cal Dive International, Inc. (a) (b)	299,000	612,950
Dawson Geophysical Co. (b)	31,162	1,011,830
Exterran Holdings, Inc. (a) (b)	112,000	3,087,840
Global Geophysical Services, Inc. (a) (b)	83,400	226,014
Helix Energy Solutions Group, Inc. (a) (b)	338,400	8,585,208
Hercules Offshore, Inc. (b)	347,300	2,559,601
Key Energy Services, Inc. (a) (b)	23,300	169,857
Natural Gas Services Group, Inc. (b)	29,937	802,910
Parker Drilling Co. (b)	142,700	813,390
Pioneer Energy Services Corp. (a) (b)	28,600	214,786
SEACOR Holdings, Inc. (a)	36,800	3,328,192

		21,412,578

Food & Staples Retailing—2.2%
Pantry, Inc. (The) (b)	4,600	50,968
Rite Aid Corp. (b)	2,403,100	11,438,756
Roundy’s, Inc.	91,700	788,620
Spartan Stores, Inc. (a)	39,100	862,546
SUPERVALU, Inc. (b)	309,800	2,549,654

		15,690,544

Food Products—0.6%
Chiquita Brands International, Inc. (b)	54,900	695,034
Farmer Bros Co. (a) (b)	11,500	173,190
Fresh Del Monte Produce, Inc. (a)	47,600	1,412,768
John B Sanfilippo & Son, Inc.	3,600	83,484
Pinnacle Foods, Inc. (a)	69,600	1,842,312
Seneca Foods Corp. - Class A (a) (b)	9,900	297,891

		4,504,679

Gas Utilities—1.6%
AGL Resources, Inc. (a)	39,100	1,799,773

Gas Utilities—(Continued)
Chesapeake Utilities Corp.	9,500	498,655
Laclede Group, Inc. (The) (a)	117,939	5,307,255
Piedmont Natural Gas Co., Inc.	21,100	693,768
Southwest Gas Corp.	69,000	3,450,000

		11,749,451

Health Care Equipment & Supplies—1.1%
Greatbatch, Inc. (a) (b)	40,400	1,374,812
Medical Action Industries, Inc. (a) (b)	38,900	258,296
NuVasive, Inc. (a) (b)	139,400	3,413,906
PhotoMedex, Inc. (a) (b)	15,800	251,220
SurModics, Inc. (b)	100,786	2,396,691
Symmetry Medical, Inc. (b)	71,900	586,704

		8,281,629

Health Care Providers & Services—1.3%
Addus HomeCare Corp. (a) (b)	33,600	973,392
Amedisys, Inc. (a) (b)	97,600	1,680,672
Cross Country Healthcare, Inc. (b)	23,100	139,986
Gentiva Health Services, Inc. (b)	31,300	376,852
HealthSouth Corp. (a)	69,100	2,382,568
LHC Group, Inc. (a) (b)	22,800	534,888
Magellan Health Services, Inc. (b)	19,900	1,193,204
Providence Service Corp. (The) (b)	20,400	585,276
Skilled Healthcare Group, Inc. - Class A (a) (b)	115,821	504,980
Triple-S Management Corp. - Class B (a) (b)	41,000	753,990

		9,125,808

Hotels, Restaurants & Leisure—1.2%
Biglari Holdings, Inc. (a) (b)	8,421	3,475,094
ClubCorp Holdings, Inc. (a) (b)	25,100	384,783
Einstein Noah Restaurant Group, Inc.	27,022	468,021
Isle of Capri Casinos, Inc. (b)	114,141	862,906
Jack in the Box, Inc. (b)	8,700	348,000
Red Robin Gourmet Burgers, Inc. (b)	20,600	1,464,660
Ruth’s Hospitality Group, Inc.	125,400	1,487,244
Scientific Games Corp. - Class A (b)	15,100	244,167
Town Sports International Holdings, Inc.	11,800	153,164

		8,888,039

Household Durables—0.7%
Blyth, Inc. (a)	63,300	875,439
Cavco Industries, Inc. (a) (b)	6,300	358,785
CSS Industries, Inc.	39,751	954,422
Leggett & Platt, Inc. (a)	43,700	1,317,555
Lifetime Brands, Inc. (a)	5,300	81,037
NACCO Industries, Inc. - Class A	15,800	875,636
WCI Communities, Inc. (b)	12,900	222,654
William Lyon Homes - Class A (a) (b)	11,400	231,648

		4,917,176

Household Products—0.4%
Central Garden and Pet Co. - Class A (b)	393,400	2,694,790

MIST-141

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.2%
Atlantic Power Corp. (a)	304,700	$1,313,257

Insurance—4.3%
American Equity Investment Life Holding Co. (a)	179,700	3,813,234
American Safety Insurance Holdings, Ltd. (b)	20,951	632,720
Arch Capital Group, Ltd. (a) (b)	17,656	955,720
Argo Group International Holdings, Ltd. (a)	48,040	2,059,955
CNO Financial Group, Inc.	344,400	4,959,360
Global Indemnity plc (a) (b)	5,600	142,576
Hallmark Financial Services, Inc. (b)	34,221	303,540
Horace Mann Educators Corp.	107,711	3,056,838
Meadowbrook Insurance Group, Inc. (a)	47,100	306,150
Platinum Underwriters Holdings, Ltd.	94,700	5,656,431
Primerica, Inc. (a)	49,800	2,008,932
ProAssurance Corp.	80,300	3,618,318
StanCorp Financial Group, Inc.	29,400	1,617,588
Symetra Financial Corp.	145,000	2,583,900

		31,715,262

Internet & Catalog Retail—0.3%
Orbitz Worldwide, Inc. (b)	216,900	2,088,747

Internet Software & Services—1.0%
Digital River, Inc. (b)	125,300	2,239,111
IntraLinks Holdings, Inc. (b)	287,748	2,532,182
Monster Worldwide, Inc. (a) (b)	40,800	180,336
QuinStreet, Inc. (a) (b)	94,500	893,025
Tremor Video, Inc. (a) (b)	105,000	969,150
XO Group, Inc. (b)	27,800	359,176
Xoom Corp. (b)	6,700	213,127

		7,386,107

IT Services—2.0%
CACI International, Inc. - Class A (a) (b)	41,600	2,874,976
Convergys Corp. (a)	58,400	1,095,000
CSG Systems International, Inc. (a)	110,000	2,755,500
Euronet Worldwide, Inc. (a) (b)	55,800	2,220,840
EVERTEC, Inc.	16,100	357,581
Global Cash Access Holdings, Inc. (b)	145,200	1,134,012
Unisys Corp. (a) (b)	129,800	3,269,662
Vantiv, Inc. - Class A (b)	37,000	1,033,780

		14,741,351

Life Sciences Tools & Services—0.0%
NanoString Technologies, Inc. (a) (b)	17,400	191,400

Machinery—3.4%
AGCO Corp. (a)	43,600	2,634,312
Ampco-Pittsburgh Corp.	3,000	53,760
Briggs & Stratton Corp. (a)	130,300	2,621,636
Douglas Dynamics, Inc. (a)	134,942	1,987,696
Federal Signal Corp. (b)	92,100	1,185,327
FreightCar America, Inc. (a)	139,849	2,892,077
Hurco Cos., Inc.	32,582	842,570
Hyster-Yale Materials Handling, Inc.	31,600	2,833,572

Machinery—(Continued)
Kadant, Inc.	75,407	2,532,921
Kaydon Corp.	39,800	1,413,696
Lydall, Inc. (b)	14,600	250,682
Mueller Industries, Inc.	31,800	1,770,306
Mueller Water Products, Inc. - Class A	135,600	1,083,444
Standex International Corp.	40,957	2,432,846
Watts Water Technologies, Inc. - Class A (a)	9,700	546,789

		25,081,634

Marine—0.1%
International Shipholding Corp. (a)	26,036	714,428

Media—1.9%
AH Belo Corp. - Class A (a)	18,500	145,225
Digital Generation, Inc. (b)	324,700	4,198,371
Entercom Communications Corp. - Class A (a) (b)	109,360	960,181
Journal Communications, Inc. - Class A (b)	157,647	1,347,882
LIN Media LLC - Class A (a) (b)	9,500	192,755
McClatchy Co. (The) - Class A (a) (b)	162,700	488,100
Nexstar Broadcasting Group, Inc. - Class A (a)	21,200	943,506
Saga Communications, Inc. - Class A	4,235	187,949
Sinclair Broadcast Group, Inc. - Class A (a)	121,800	4,082,736
Valassis Communications, Inc. (a)	49,000	1,415,120

		13,961,825

Metals & Mining—1.4%
Coeur Mining, Inc. (b)	190,300	2,293,115
Olympic Steel, Inc. (a)	16,200	450,036
Schnitzer Steel Industries, Inc. - Class A (a)	18,400	506,736
SunCoke Energy, Inc. (b)	46,300	787,100
Worthington Industries, Inc.	189,100	6,510,713

		10,547,700

Multi-Utilities—1.4%
Avista Corp. (a)	157,900	4,168,560
NorthWestern Corp. (a)	129,683	5,825,360

		9,993,920

Multiline Retail—0.7%
Bon-Ton Stores, Inc. (The)	77,454	817,140
Dillard’s, Inc. - Class A (a)	57,000	4,463,100

		5,280,240

Oil, Gas & Consumable Fuels—3.9%
Alon USA Energy, Inc. (a)	22,300	227,683
Alpha Natural Resources, Inc. (a) (b)	244,800	1,459,008
Arch Coal, Inc. (a)	150,300	617,733
Delek U.S. Holdings, Inc. (a)	3,700	78,033
EPL Oil & Gas, Inc. (b)	103,100	3,826,041
Equal Energy, Ltd.	18,100	85,251
Forest Oil Corp. (a) (b)	1,289,800	7,867,780
Frontline, Ltd. (a) (b)	100,700	266,855
Green Plains Renewable Energy, Inc.	21,500	345,075
Knightsbridge Tankers, Ltd.	101,900	1,036,323

MIST-142

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Panhandle Oil and Gas, Inc. - Class A	7,106	$200,958
Penn Virginia Corp. (a) (b)	336,800	2,239,720
PetroQuest Energy, Inc. (a) (b)	312,600	1,253,526
REX American Resources Corp. (a) (b)	29,200	897,608
Stone Energy Corp. (b)	76,000	2,464,680
W&T Offshore, Inc. (a)	126,800	2,246,896
Western Refining, Inc. (a)	106,900	3,211,276

		28,324,446

Paper & Forest Products—1.3%
Domtar Corp.	29,000	2,303,180
Neenah Paper, Inc.	31,600	1,242,196
PH Glatfelter Co.	133,600	3,616,552
Resolute Forest Products, Inc. (b)	120,000	1,586,400
Schweitzer-Mauduit International, Inc.	13,600	823,208

		9,571,536

Pharmaceuticals—0.0%
Cornerstone Therapeutics, Inc. (a) (b)	8,000	75,280

Professional Services—0.9%
Barrett Business Services, Inc.	91,660	6,169,635
CDI Corp.	4,800	73,488
VSE Corp.	7,000	328,650

		6,571,773

Real Estate Investment Trusts—11.5%
American Assets Trust, Inc. (a)	10,800	329,508
Anworth Mortgage Asset Corp.	1,087,766	5,253,910
Apartment Investment & Management Co. - Class A	90,200	2,520,188
Ashford Hospitality Trust, Inc.	300,195	3,704,406
Capstead Mortgage Corp. (a)	496,758	5,846,842
CBL & Associates Properties, Inc. (a)	192,100	3,669,110
Chambers Street Properties (a)	72,100	633,038
Colonial Properties Trust	18,700	420,563
Coresite Realty Corp. (a)	152,800	5,186,032
CubeSmart (a)	251,800	4,492,112
CYS Investments, Inc. (a)	238,600	1,939,818
DCT Industrial Trust, Inc.	873,300	6,279,027
DiamondRock Hospitality Co.	146,300	1,561,021
EPR Properties (a)	34,500	1,681,530
FelCor Lodging Trust, Inc. (a) (b)	325,769	2,006,737
First Industrial Realty Trust, Inc.	58,000	943,660
First Potomac Realty Trust	228,800	2,876,016
Getty Realty Corp. (a)	37,936	737,096
Highwoods Properties, Inc.	26,900	949,839
Home Properties, Inc. (a)	30,200	1,744,050
Hospitality Properties Trust	73,000	2,065,900
LaSalle Hotel Properties	36,500	1,040,980
LTC Properties, Inc.	45,300	1,720,494
Parkway Properties, Inc.	69,400	1,233,238
Pennsylvania Real Estate Investment Trust	104,700	1,957,890
Potlatch Corp.	139,300	5,527,424
PS Business Parks, Inc.	16,400	1,223,768
RAIT Financial Trust (a)	446,200	3,159,096

Real Estate Investment Trusts—(Continued)
Redwood Trust, Inc. (a)	358,900	7,066,741
Strategic Hotels & Resorts, Inc. (b)	33,300	289,044
Sunstone Hotel Investors, Inc.	198,300	2,526,342
Taubman Centers, Inc.	6,300	424,053
Washington Real Estate Investment Trust (a)	137,900	3,484,733

		84,494,206

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc. (b)	43,100	1,552,462
Forestar Group, Inc. (b)	70,500	1,517,865

		3,070,327

Road & Rail—1.2%
Amerco, Inc.	2,100	386,673
Arkansas Best Corp. (a)	98,700	2,533,629
Celadon Group, Inc.	23,100	431,277
Heartland Express, Inc. (a)	18,700	265,353
Saia, Inc. (b)	171,396	5,344,127

		8,961,059

Semiconductors & Semiconductor Equipment—2.1%
Advanced Energy Industries, Inc. (b)	219,400	3,843,888
Amkor Technology, Inc. (b)	95,300	408,837
DSP Group, Inc. (b)	149,287	1,052,473
First Solar, Inc. (a) (b)	47,200	1,897,912
GSI Technology, Inc. (a) (b)	32,300	227,069
IXYS Corp.	29,700	286,605
LTX-Credence Corp. (b)	240,139	1,580,115
Pericom Semiconductor Corp. (b)	36,800	287,040
Photronics, Inc. (b)	140,600	1,100,898
Spansion, Inc. - Class A (a) (b)	389,200	3,927,028
Supertex, Inc.	20,995	532,013

		15,143,878

Software—0.8%
Aspen Technology, Inc. (a) (b)	77,100	2,663,805
Fair Isaac Corp.	29,400	1,625,232
FireEye, Inc. (b)	15,300	635,409
Rosetta Stone, Inc. (b)	22,100	358,683
Telenav, Inc. (b)	97,800	571,152

		5,854,281

Specialty Retail—3.1%
Brown Shoe Co., Inc.	141,300	3,316,311
Children’s Place Retail Stores, Inc. (The) (b)	138,400	8,007,824
hhgregg, Inc. (a) (b)	97,800	1,751,598
New York & Co., Inc. (b)	75,300	435,234
Office Depot, Inc. (a) (b)	784,800	3,790,584
OfficeMax, Inc.	335,400	4,289,766
Stein Mart, Inc. (a)	72,856	999,584

		22,590,901

Textiles, Apparel & Luxury Goods—0.9%
Iconix Brand Group, Inc. (a) (b)	119,900	3,983,078
Perry Ellis International, Inc.	38,233	720,310

MIST-143

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Unifi, Inc. (b)	73,681	$1,721,188

		6,424,576

Thrifts & Mortgage Finance—1.4%
BankFinancial Corp. (a)	8,485	75,686
Beneficial Mutual Bancorp, Inc. (a) (b)	45,400	452,638
Charter Financial Corp.	70,200	758,160
ESB Financial Corp. (a)	11,500	146,625
Fox Chase Bancorp, Inc.	6,800	118,320
Kearny Financial Corp. (a) (b)	6,900	70,518
OceanFirst Financial Corp. (a)	25,900	437,969
Ocwen Financial Corp. (b)	123,100	6,865,287
Rockville Financial, Inc.	44,900	583,700
Westfield Financial, Inc. (a)	29,200	206,152
WSFS Financial Corp. (a)	11,865	714,866

		10,429,921

Tobacco—0.8%
Universal Corp. (a)	119,867	6,104,826

Trading Companies & Distributors—1.0%
Aircastle, Ltd.	76,000	1,323,160
Applied Industrial Technologies, Inc.	113,398	5,839,997

		7,163,157

Water Utilities—0.1%
California Water Service Group	29,800	605,536
Consolidated Water Co., Ltd. (a)	27,000	404,190

		1,009,726

Wireless Telecommunication Services—0.2%
Leap Wireless International, Inc. (b)	27,000	426,330
RingCentral, Inc. - Class A (b)	5,300	95,506
USA Mobility, Inc.	37,400	529,584

		1,051,420

Total Common Stocks (Cost $638,079,097)		711,514,925

U.S. Treasury & Government Agencies—0.2%

U.S. Treasury—0.2%
U.S. Treasury Notes 0.250%, 11/30/13 (c) (Cost $1,241,037)	1,240,000	1,240,387

Short-Term Investments—27.8%
Security Description	Shares/Principal Amount*	Value

Mutual Fund—25.1%
State Street Navigator Securities Lending MET Portfolio (d)	184,348,622	184,348,622

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $20,006,000 on 10/01/13, collateralized by $19,830,000 U.S. Treasury Note at 1.500% due 06/30/16 with a value of $20,406,319.	20,006,000	20,006,000

Total Short-Term Investments (Cost $204,354,622)		204,354,622

Total Investments—125.1% (Cost $843,674,756) (e)		917,109,934
Other assets and liabilities (net)—(25.1)%		(184,257,453)

Net Assets—100.0%		$732,852,481

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $178,382,275 and the collateral received consisted of cash in the amount of $184,348,622 and non-cash collateral with a value of $112,092. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Non-income producing security.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $1,230,384.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $843,674,756. The aggregate unrealized appreciation and depreciation of investments were $94,075,277 and $(20,640,099), respectively, resulting in net unrealized appreciation of $73,435,178.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	12/20/13	199	USD	20,961,343	$359,517

(USD)—	United States Dollar

MIST-144

Met Investors Series Trust

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$711,514,925	$—	$—	$711,514,925
Total U.S. Treasury & Government Agencies*	—	1,240,387	—	1,240,387
Short-Term Investments
Mutual Fund	184,348,622	—	—	184,348,622
Repurchase Agreement	—	20,006,000	—	20,006,000
Total Short-Term Investments	184,348,622	20,006,000	—	204,354,622
Total Investments	$895,863,547	$21,246,387	$—	$917,109,934

Collateral for securities loaned (Liability)	$—	$(184,348,622)	$—	$(184,348,622)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$359,517	$—	$—	$359,517

*	See Schedule of Investments for additional detailed categorizations.

MIST-145

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—68.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
Precision Castparts Corp.	32,211	$7,319,628
TransDigm Group, Inc.	54,143	7,509,634

		14,829,262

Beverages—4.7%
Anheuser-Busch InBev NV	78,998	7,851,834
Asahi Group Holdings, Ltd.	237,700	6,255,109
Diageo plc	333,412	10,594,711

		24,701,654

Biotechnology—0.6%
Gilead Sciences, Inc. (a)(b)	47,153	2,963,095

Capital Markets—2.0%
Aberdeen Asset Management plc (b)	855,384	5,245,406
Goldman Sachs Group, Inc. (The) (b)	31,924	5,050,696

		10,296,102

Chemicals—2.9%
NewMarket Corp. (b)	13,164	3,790,047
Praxair, Inc.	63,414	7,622,997
Valspar Corp. (The) (b)	59,960	3,803,263

		15,216,307

Commercial Banks—4.8%
Bangkok Bank PCL	400,000	2,511,760
HSBC Holdings plc	572,237	6,201,455
M&T Bank Corp. (b)	43,817	4,903,999
Standard Chartered plc	326,447	7,829,741
Turkiye Garanti Bankasi A/S	860,335	3,392,601

		24,839,556

Communications Equipment—0.7%
QUALCOMM, Inc.	55,000	3,704,800

Computers & Peripherals—1.6%
Apple, Inc.	17,223	8,211,065

Construction Materials—0.5%
Siam Cement PCL	183,000	2,494,930

Consumer Finance—1.5%
American Express Co.	102,789	7,762,625

Diversified Financial Services—2.0%
Citigroup, Inc.	210,796	10,225,714

Energy Equipment & Services—3.0%
Core Laboratories NV	21,071	3,565,424
National Oilwell Varco, Inc.	58,941	4,603,881
Schlumberger, Ltd.	82,185	7,261,867

		15,431,172

Food & Staples Retailing—0.7%
CVS Caremark Corp.	62,102	$3,524,288

Gas Utilities—0.7%
National Fuel Gas Co. (b)	55,334	3,804,766

Health Care Providers & Services—1.0%
UnitedHealth Group, Inc.	70,315	5,035,257

Hotels, Restaurants & Leisure—1.7%
Wyndham Worldwide Corp.	149,340	9,105,260

Insurance—3.0%
ACE, Ltd.	80,519	7,533,358
Legal & General Group plc	2,633,724	8,377,559

		15,910,917

Internet & Catalog Retail—1.9%
priceline.com, Inc. (a)	9,728	9,834,522

Internet Software & Services—2.7%
Google, Inc. - Class A (a)	11,370	9,959,097
Mail.ru Group, Ltd. (GDR) (144A)	110,064	4,196,190

		14,155,287

IT Services—1.1%
CGI Group, Inc. - Class A (a)	158,300	5,555,599

Machinery—2.6%
Atlas Copco AB - A Shares	239,567	7,018,214
Deere & Co. (b)	80,962	6,589,497

		13,607,711

Multiline Retail—0.5%
S.A.C.I. Falabella	296,852	2,846,486

Oil, Gas & Consumable Fuels—4.7%
Cabot Oil & Gas Corp.	158,540	5,916,713
EOG Resources, Inc.	39,447	6,677,588
Gulfport Energy Corp. (a)(b)	66,384	4,271,147
Noble Energy, Inc.	114,155	7,649,526

		24,514,974

Personal Products—1.3%
Hengan International Group Co., Ltd.	587,500	6,867,186

Pharmaceuticals—6.7%
Bayer AG	50,164	5,915,048
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	2,993,468	6,837,900
Hikma Pharmaceuticals plc	180,636	3,045,859
Roche Holding AG	40,528	10,932,740
Shire plc	199,309	7,980,401

		34,711,948

MIST-146

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Real Estate Management & Development—0.7%
Jones Lang LaSalle, Inc.	43,163	$3,768,130

Road & Rail—1.5%
Genesee & Wyoming, Inc. - Class A (a)	81,559	7,582,540

Semiconductors & Semiconductor Equipment—1.4%
Texas Instruments, Inc.	178,828	7,201,404

Specialty Retail—3.6%
AutoZone, Inc. (a)(b)	13,727	5,802,815
Lowe’s Cos., Inc.	159,173	7,578,226
Signet Jewelers, Ltd.	75,846	5,434,366

		18,815,407

Textiles, Apparel & Luxury Goods—2.6%
Adidas AG	83,071	9,021,203
Burberry Group plc	164,224	4,349,009

		13,370,212

Tobacco—1.0%
British American Tobacco plc	102,234	5,424,585

Trading Companies & Distributors—1.7%
Brenntag AG	35,194	5,861,185
Mills Estruturas e Servicos de Engenharia S.A.	239,600	3,282,162

		9,143,347

Total Common Stocks (Cost $301,029,060)		355,456,108

Corporate Bonds & Notes—19.1%

Advertising—0.1%
Visant Corp.
10.000%, 10/01/17	100,000	93,000
WPP 2008, Ltd.
6.000%, 04/04/17 (GBP)	160,000	292,160

		385,160

Agriculture—0.0%
BAT International Finance plc
3.250%, 06/07/22 (144A)	150,000	146,471

Airlines—0.6%
Air Canada
7.625%, 10/01/19 (144A) (CAD)	470,000	456,288
Delta Air Lines Pass-Through Trust
8.021%, 08/10/22	1,242,823	1,348,463
8.954%, 08/10/14	1,123,649	1,140,504
United Continental Holdings, Inc.
6.375%, 06/01/18	305,000	310,337
US Airways Pass-Through Trust
5.900%, 10/01/24	79,856	83,449

Airlines—(Continued)
US Airways Pass-Through Trust
8.000%, 10/01/19	39,971	43,569

		3,382,610

Auto Manufacturers—0.4%
Ford Motor Co.
6.625%, 10/01/28	1,675,000	1,890,113
Kia Motors Corp.
3.625%, 06/14/16 (144A)	300,000	313,507

		2,203,620

Auto Parts & Equipment—0.4%
Gajah Tunggal Tbk PT
7.750%, 02/06/18 (144A) (b)	300,000	289,500
Goodyear Tire & Rubber Co. (The)
7.000%, 03/15/28	1,228,000	1,215,720
8.250%, 08/15/20	300,000	335,250

		1,840,470

Banks—2.5%
Akbank TAS
3.875%, 10/24/17 (144A)	150,000	145,875
Banco de Credito e Inversiones
3.000%, 09/13/17 (144A) (b)	600,000	595,808
Banco do Brasil S.A.
3.875%, 10/10/22	300,000	259,500
Banco Latinoamericano de Comercio Exterior S.A.
3.750%, 04/04/17 (144A) (b)	150,000	150,750
Banco Santander Brasil S.A.
4.625%, 02/13/17 (144A)	400,000	412,000
Banco Santander Chile
6.500%, 09/22/20 (144A) (CLP)	400,000,000	782,566
Banco Santander Mexico S.A.
4.125%, 11/09/22 (144A)	150,000	137,625
Banco Votorantim S.A.
6.250%, 05/16/16 (144A) (BRL)	450,000	228,933
Bank of America Corp.
4.625%, 08/07/17 (EUR)	300,000	449,406
Barclays Bank plc
3.680%, 08/20/15 (KRW)	220,000,000	210,183
BBVA Bancomer S.A.
6.750%, 09/30/22 (144A)	300,000	310,500
Caixa Economica Federal
4.500%, 10/03/18 (144A)	475,000	470,739
Canara Bank
6.365%, 11/28/21 (c)	200,000	190,500
Eksportfinans ASA
2.000%, 09/15/15	45,000	43,875
Export-Import Bank of Korea
3.000%, 05/22/18 (144A) (NOK)	1,700,000	274,143
4.000%, 11/26/15 (144A) (PHP)	8,000,000	190,072
Goldman Sachs Group, Inc. (The)
3.375%, 02/01/18 (CAD)	300,000	290,939

MIST-147

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
6.750%, 10/01/37	945,000	$986,236
7.250%, 04/10/28 (GBP)	100,000	207,821
Hana Bank
4.000%, 11/03/16 (144A)	200,000	212,119
ICICI Bank, Ltd.
6.375%, 04/30/22 (144A) (c)	300,000	277,500
Industrial Bank of Korea
2.375%, 07/17/17 (144A)	300,000	300,703
Itau Unibanco Holding S.A.
6.200%, 12/21/21 (144A) (b)	300,000	300,000
Macquarie Bank, Ltd.
5.000%, 02/22/17 (144A)	550,000	599,830
6.625%, 04/07/21 (144A)	500,000	545,150
Morgan Stanley
4.100%, 05/22/23	200,000	186,544
5.375%, 11/14/13 (GBP)	240,000	390,226
7.250%, 05/26/15 (AUD)	300,000	295,162
7.625%, 03/03/16 (AUD)	500,000	500,200
PKO Finance AB
4.630%, 09/26/22 (144A)	450,000	441,787
Standard Chartered Bank
5.875%, 09/26/17 (EUR)	250,000	379,751
State Bank of India
4.125%, 08/01/17 (144A)	300,000	297,737
Turkiye Garanti Bankasi A/S
4.000%, 09/13/17 (144A) (b)	300,000	292,500
Turkiye Is Bankasi
3.875%, 11/07/17 (144A)	400,000	383,500
VTB Bank OJSC Via VTB Capital S.A.
6.000%, 04/12/17 (144A)	200,000	210,500
Wells Fargo & Co.
3.500%, 09/12/29 (GBP)	100,000	150,288
4.625%, 11/02/35 (GBP)	100,000	167,018
Woori Bank Co., Ltd.
5.875%, 04/13/21 (144A)	200,000	220,109
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A.
5.188%, 10/13/15 (144A)	300,000	304,875

		12,792,970

Beverages—0.0%
Crestview DS Merger Sub II, Inc.
10.000%, 09/01/21 (144A)	125,000	128,750

Building Materials—0.0%
Masco Corp.
6.500%, 08/15/32	30,000	29,775
7.750%, 08/01/29	200,000	220,901

		250,676

Chemicals—1.1%
Braskem Finance, Ltd.
5.750%, 04/15/21 (144A)	200,000	196,000

Chemicals—(Continued)
Hercules, Inc.
6.500%, 06/30/29	10,000	8,900
Incitec Pivot Finance LLC
6.000%, 12/10/19 (144A)	80,000	87,815
INEOS Group Holdings S.A.
6.125%, 08/15/18 (144A) (b)	200,000	195,500
Momentive Specialty Chemicals, Inc.
7.875%, 02/15/23 (d)	899,000	737,180
8.375%, 04/15/16 (d)	2,943,000	2,648,700
9.200%, 03/15/21 (d)	1,910,000	1,623,500

		5,497,595

Coal—0.1%
Adaro Indonesia PT
7.625%, 10/22/19 (144A)	400,000	416,800

Commercial Services—0.2%
Cielo S.A. / Cielo USA, Inc.
3.750%, 11/16/22 (144A)	540,000	464,400
RR Donnelley & Sons Co.
7.000%, 02/15/22 (b)	255,000	256,275
8.250%, 03/15/19	165,000	183,150

		903,825

Diversified Financial Services—0.7%
Hyundai Capital Services, Inc.
3.500%, 09/13/17 (144A)	400,000	415,864
Jefferies Group LLC
5.125%, 01/20/23 (b)	50,000	50,393
6.250%, 01/15/36	175,000	167,929
6.450%, 06/08/27	50,000	51,000
6.875%, 04/15/21	480,000	532,402
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
7.375%, 10/01/17	90,000	94,163
SLM Corp.
5.500%, 01/25/23	555,000	508,150
5.625%, 08/01/33	975,000	760,500
Springleaf Finance Corp.
5.400%, 12/01/15 (b)	390,000	403,650
5.750%, 09/15/16	600,000	619,500
7.750%, 10/01/21 (144A)	165,000	171,187
8.250%, 10/01/23 (144A)	65,000	67,600

		3,842,338

Electric—0.8%
AES Corp.
4.875%, 05/15/23	125,000	116,875
CEZ A/S
4.250%, 04/03/22 (144A)	400,000	399,600
Dubai Electricity & Water Authority
6.375%, 10/21/16 (144A)	200,000	225,250
8.500%, 04/22/15 (144A)	300,000	329,250

MIST-148

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
E.CL S.A.
5.625%, 01/15/21 (144A)	250,000	$255,482
Emgesa S.A. E.S.P
8.750%, 01/25/21 (144A) (COP)	1,210,000,000	674,031
Empresas Publicas de Medellin E.S.P.
8.375%, 02/01/21 (144A) (COP)	1,610,000,000	879,707
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.250%, 12/01/18 (144A) (e)	1,569,695	1,035,999
Majapahit Holding B.V.
7.750%, 01/20/20 (144A) (b)	200,000	219,500

		4,135,694

Engineering & Construction—0.1%
Odebrecht Offshore Drilling Finance, Ltd.
6.750%, 10/01/22 (144A) (b)	400,000	410,000
Sydney Airport Finance Co. Pty., Ltd.
5.125%, 02/22/21 (144A)	140,000	147,162

		557,162

Food—0.5%
BRF S.A.
3.950%, 05/22/23 (144A) (b)	800,000	688,000
5.875%, 06/06/22 (144A) (b)	200,000	199,000
7.750%, 05/22/18 (144A) (BRL)	480,000	171,637
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A) (b)	200,000	180,000
SUPERVALU, Inc. 6.750%, 06/01/21 (144A) (b)	1,415,000	1,344,250

		2,582,887

Forest Products & Paper—0.2%
Celulosa Arauco y Constitucion S.A. 4.750%, 01/11/22	400,000	388,589
Fibria Overseas Finance, Ltd. 6.750%, 03/03/21 (144A)	150,000	160,050
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	371,889

		920,528

Gas—0.0%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	198,138

Healthcare-Services—2.4%
HCA, Inc. 7.050%, 12/01/27	80,000	76,600
7.500%, 11/06/33	5,060,000	5,022,050
7.580%, 09/15/25	375,000	380,625
7.690%, 06/15/25	755,000	772,931
7.750%, 07/15/36 (b)	1,420,000	1,391,600
Tenet Healthcare Corp. 6.875%, 11/15/31	910,000	771,225
9.250%, 02/01/15 (b)	3,900,000	4,260,750

		12,675,781

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	200,000	208,887
Noble Group, Ltd. 6.750%, 01/29/20 (144A)	300,000	309,000

		517,887

Home Builders—0.1%
K. Hovnanian Enterprises, Inc. 5.000%, 11/01/21	700,000	616,000
7.500%, 05/15/16	15,000	15,788

		631,788

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A) (b)	300,000	257,625

Household Products/Wares—0.7%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/20	900,000	903,375
8.250%, 02/15/21 (b)	1,150,000	1,158,625
9.875%, 08/15/19	1,400,000	1,519,000

		3,581,000

Insurance—0.2%
Forethought Financial Group, Inc. 8.625%, 04/15/21 (144A)	820,000	908,723

Internet—0.1%
Baidu, Inc. 3.250%, 08/06/18	600,000	599,726

Iron/Steel—0.5%
ArcelorMittal 7.250%, 03/01/41	300,000	274,500
CSN Resources S.A. 6.500%, 07/21/20 (144A) (b)	100,000	99,750
Gerdau Holdings, Inc. 7.000%, 01/20/20 (144A)	400,000	426,000
Hyundai Steel Co. 4.625%, 04/21/16 (144A)	400,000	421,023
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A)	300,000	261,000
United States Steel Corp. 7.500%, 03/15/22 (b)	290,000	296,525
Vale Overseas, Ltd. 6.875%, 11/21/36	350,000	354,968
Vale S.A. 5.625%, 09/11/42 (b)	525,000	457,933

		2,591,699

Lodging—0.1%
MGM Resorts International 6.750%, 10/01/20	400,000	420,000

MIST-149

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.0%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	65,000	$70,200

Media—0.4%
Cablevision Systems Corp. 8.000%, 04/15/20 (b)	700,000	780,500
Clear Channel Communications, Inc. 9.000%, 12/15/19	163,000	159,740
Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	325,000	335,562
Dex Media, Inc. 14.000%, 01/29/17 (e)	4,983	3,289
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	386,798
Myriad International Holding B.V. 6.000%, 07/18/20 (144A)	200,000	210,000
Shaw Communications, Inc. 5.650%, 10/01/19 (CAD)	250,000	266,460

		2,142,349

Mining—0.3%
Anglo American Capital plc 2.625%, 09/27/17 (144A)	250,000	245,493
AngloGold Ashanti Holdings plc 5.125%, 08/01/22 (b)	285,000	240,246
Corp. Nacional del Cobre de Chile 4.500%, 08/13/23 (144A)	400,000	403,241
Hecla Mining Co. 6.875%, 05/01/21 (144A) (b)	320,000	302,400
Vedanta Resources plc 6.000%, 01/31/19 (144A) (b)	500,000	475,000

		1,666,380

Multi-National—0.1%
Central American Bank for Economic Integration 3.875%, 02/09/17 (144A)	550,000	565,397

Oil & Gas—1.8%
Bill Barrett Corp. 7.000%, 10/15/22	1,000,000	967,500
Chesapeake Energy Corp. 6.875%, 11/15/20	285,000	307,800
7.250%, 12/15/18	2,000,000	2,265,000
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	500,000	449,403
Ecopetrol S.A. 5.875%, 09/18/23	510,000	530,400
Gazprom OAO Via Gaz Capital S.A. 4.950%, 05/23/16 (144A) (b)	200,000	211,000
Halcon Resources Corp. 8.875%, 05/15/21	185,000	189,625
NGC Corp. Capital Trust I 8.316%, 06/01/27 (f)	520,000	0

Oil & Gas—(Continued)
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350%, 06/30/21 (144A) (b)	185,000	188,238
Pacific Rubiales Energy Corp. 5.125%, 03/28/23 (144A)	300,000	268,875
Pan American Energy LLC 7.875%, 05/07/21 (144A)	180,000	180,000
Pertamina Persero PT 4.300%, 05/20/23 (144A)	825,000	705,375
Petrobras Global Finance B.V. 3.000%, 01/15/19	400,000	376,168
4.375%, 05/20/23 (b)	1,080,000	987,969
Petrobras International Finance Co. 6.250%, 12/14/26 (GBP)	200,000	331,065
Petroleos Mexicanos 3.500%, 07/18/18 (b)	210,000	212,625
Reliance Holdings USA, Inc. 5.400%, 02/14/22 (144A)	500,000	501,057
Rosetta Resources, Inc. 5.625%, 05/01/21	245,000	232,750
Thai Oil PCL 3.625%, 01/23/23 (144A)	350,000	314,102

		9,218,952

Oil & Gas Services—0.0%
Korea National Oil Corp. 3.125%, 04/03/17 (144A)	200,000	205,589

Pharmaceuticals—0.0%
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	240,000	249,600

Pipelines—0.1%
Transportadora de Gas del Sur S.A. 7.875%, 05/14/17 (144A)	345,000	312,225

Real Estate Investment Trusts—0.0%
iStar Financial, Inc. 3.875%, 07/01/16	20,000	20,050
4.875%, 07/01/18	70,000	67,900
6.050%, 04/15/15 (b)	40,000	41,700

		129,650

Retail—1.0%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	175,000	117,250
Lotte Shopping Co., Ltd. 3.375%, 05/09/17 (144A)	200,000	205,710
New Albertsons, Inc. 7.450%, 08/01/29 (b)	5,470,000	4,389,675
Parkson Retail Group, Ltd. 4.500%, 05/03/18 (b)	200,000	184,000
Toys “R” Us, Inc. 7.375%, 10/15/18	150,000	129,375

		5,026,010

MIST-150

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.4%
First Data Corp. 8.750%, 01/15/22 (144A) (e)	1,217,000	$1,268,723
10.625%, 06/15/21 (144A)	675,000	685,125

		1,953,848

Telecommunications—2.9%
Alcatel-Lucent USA, Inc. 6.450%, 03/15/29	55,000	46,475
Altice Financing S.A. 7.875%, 12/15/19 (144A)	200,000	211,000
America Movil S.A.B. de C.V. 3.500%, 02/08/15 (CNH)	4,000,000	654,229
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/23 (144A) (b)	500,000	447,500
British Telecommunications plc 5.750%, 12/07/28 (GBP)	365,000	676,259
CenturyLink, Inc. 6.875%, 01/15/28	45,000	40,950
7.600%, 09/15/39	475,000	423,937
7.650%, 03/15/42	185,000	164,650
Colombia Telecomunicaciones S.A. E.S.P. 5.375%, 09/27/22 (144A)	250,000	230,000
Eileme 2 AB 11.625%, 01/31/20	200,000	232,000
Indosat Palapa Co. B.V. 7.375%, 07/29/20 (144A)	200,000	209,000
Level 3 Financing, Inc. 7.000%, 06/01/20	380,000	383,800
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A)	225,000	209,250
Oi S.A. 9.750%, 09/15/16 (144A) (BRL)	300,000	118,549
Philippine Long Distance Telephone Co. 8.350%, 03/06/17	95,000	108,538
Qwest Capital Funding, Inc. 7.750%, 02/15/31	1,445,000	1,365,525
SoftBank Corp. 4.500%, 04/15/20 (144A)	800,000	768,800
Sprint Capital Corp. 6.875%, 11/15/28	1,250,000	1,115,625
8.750%, 03/15/32	350,000	355,687
Sprint Communications, Inc. 7.000%, 08/15/20	1,500,000	1,526,250
9.000%, 11/15/18 (144A)	2,500,000	2,931,250
11.500%, 11/15/21	2,000,000	2,570,000
Telecom Italia Capital S.A. 6.000%, 09/30/34	350,000	287,859
Telefonica Emisiones SAU 4.375%, 02/02/16 (EUR)	140,000	199,847

		15,276,980

Transportation—0.1%
Jack Cooper Holdings Corp. 9.250%, 06/01/20 (144A)	360,000	385,200

Transportation—(Continued)
Transnet SOC, Ltd. 4.000%, 07/26/22 (144A) (b)	300,000	264,750

		649,950

Total Corporate Bonds & Notes (Cost $96,977,764)		99,837,053

Foreign Government—6.8%

Regional Government—0.3%
Autonomous Community of Madrid Spain 4.300%, 09/15/26 (EUR)	350,000	417,678
New South Wales Treasury Corp. 6.000%, 02/01/18 (AUD)	845,000	866,725

		1,284,403

Sovereign—6.5%
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/23 (144A)	500,000	500,000
Brazil Letras do Tesouro Nacional Zero Coupon, 07/01/16 (BRL)	2,900,000	971,812
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	715,000	769,462
10.000%, 01/01/19 (BRL)	1,000,000	424,225
10.000%, 01/01/21 (BRL)	1,635,000	682,795
Brazilian Government International Bonds 8.500%, 01/05/24 (BRL)	350,000	142,682
10.250%, 01/10/28 (BRL)	1,000,000	450,074
Bundesrepublik Deutschland 3.750%, 01/04/17 (EUR)	900,000	1,352,837
Canadian Government Bonds 1.000%, 08/01/16 (CAD)	205,000	196,788
3.000%, 12/01/15 (CAD)	750,000	755,497
Costa Rica Government International Bonds 4.250%, 01/26/23 (144A)	200,000	179,000
4.375%, 04/30/25 (144A)	400,000	348,000
European Financial Stability Facility 1.625%, 07/17/20 (EUR)	1,375,000	1,834,927
Export Credit Bank of Turkey 5.375%, 11/04/16 (144A)	200,000	206,000
Finland Government Bond 1.500%, 04/15/23 (144A) (EUR)	625,000	808,328
Hungary Government International Bond 6.375%, 03/29/21 (b)	190,000	202,113
Iceland Government International Bond 5.875%, 05/11/22 (144A)	500,000	513,750
Indonesia Treasury Bonds 6.125%, 05/15/28 (IDR)	5,300,000,000	359,756
11.500%, 09/15/19 (IDR)	2,901,000,000	288,139
Italy Buoni Poliennali Del Tesoro 4.000%, 02/01/37 (EUR)	380,000	454,686
4.500%, 08/01/18 (EUR)	1,040,000	1,482,378
5.000%, 03/01/22 (EUR)	220,000	314,384

MIST-151

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Korea Treasury Bonds 2.750%, 09/10/17 (KRW)	1,200,000,000	$1,106,365
4.000%, 03/10/16 (KRW)	345,000,000	329,908
Malaysia Government Bonds 3.434%, 08/15/14 (MYR)	1,600,000	493,041
4.012%, 09/15/17 (MYR)	2,495,000	777,727
Mexican Bonos 6.500%, 06/10/21 (MXN)	11,200,000	894,954
6.500%, 06/09/22 (MXN)	10,420,000	824,225
7.750%, 12/14/17 (MXN)	13,230,000	1,128,310
8.500%, 12/13/18 (MXN)	28,850,000	2,553,642
New Zealand Government Bond 5.000%, 03/15/19 (NZD)	1,015,000	877,252
Norwegian Government Bonds 2.000%, 05/24/23 (NOK)	7,237,000	1,120,594
4.250%, 05/19/17 (NOK)	760,000	136,448
4.500%, 05/22/19 (NOK)	4,280,000	790,915
Philippine Government International Bond 4.950%, 01/15/21 (PHP)	30,000,000	742,421
Poland Government Bonds 4.000%, 10/25/23 (PLN)	2,965,000	912,994
4.750%, 04/25/17 (PLN)	1,000,000	332,469
Poland Government International Bond 3.000%, 03/17/23	285,000	261,060
Romania Government Bond 5.850%, 04/26/23 (RON)	1,010,000	320,650
Singapore Government Bonds 2.250%, 06/01/21 (SGD)	570,000	459,428
2.500%, 06/01/19 (SGD)	1,075,000	902,627
3.250%, 09/01/20 (SGD)	1,760,000	1,520,300
South Africa Government International Bond 5.875%, 09/16/25	200,000	210,250
Spain Government Bonds 4.200%, 01/31/37 (EUR)	355,000	425,332
4.300%, 10/31/19 (EUR)	260,000	367,077
5.850%, 01/31/22 (EUR)	575,000	872,496
Sweden Government Bonds 4.500%, 08/12/15 (SEK)	6,080,000	1,004,111
5.000%, 12/01/20 (SEK)	2,650,000	490,601
Thailand Government Bond 3.250%, 06/16/17 (THB)	19,000,000	607,323
Turkey Government International Bond 3.250%, 03/23/23 (b)	600,000	517,500

		34,217,653

Total Foreign Government (Cost $36,201,343)		35,502,056

Convertible Bonds—2.1%

Auto Manufacturers—0.5%
Ford Motor Co. 4.250%, 11/15/16	1,305,000	2,578,190

Auto Parts & Equipment—0.1%
Meritor, Inc. 4.000%, 02/15/27 (g)	230,000	210,162

Insurance—0.4%
Old Republic International Corp. 3.750%, 03/15/18 (b)	1,875,000	2,216,016

Iron/Steel—0.0%
United States Steel Corp. 2.750%, 04/01/19 (b)	95,000	105,153

Miscellaneous Manufacturing—0.0%
Trinity Industries, Inc. 3.875%, 06/01/36	45,000	54,591

Oil & Gas—0.0%
Chesapeake Energy Corp. 2.500%, 05/15/37 (b)	50,000	49,125
2.750%, 11/15/35	60,000	61,950

		111,075

Pharmaceuticals—0.2%
Omnicare, Inc. 3.750%, 12/15/25	365,000	775,397

Semiconductors—0.6%
Intel Corp. 3.250%, 08/01/39	2,670,000	3,305,794

Telecommunications—0.3%
Ciena Corp. 3.750%, 10/15/18 (144A)	115,000	169,410
Level 3 Communications, Inc. 7.000%, 03/15/15 (144A) (h)	1,015,000	1,231,956

		1,401,366

Total Convertible Bonds (Cost $7,738,671)		10,757,744

Convertible Preferred Stocks—1.0%

Automobiles—0.6%
General Motors Co. Series B 4.750%, 12/01/13	56,810	2,849,021

Diversified Telecommunication Services—0.4%
Lucent Technologies Capital Trust I 7.750%, 03/15/17	2,063	2,089,819

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49	620	57,598
5.750%, 12/31/49 (144A)	20	22,063

		79,661

MIST-152

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Real Estate Investment Trusts—0.0%
Weyerhaeuser Co. Series A 6.375%, 07/01/16 (b)	2,829	$149,880

Total Convertible Preferred Stocks (Cost $4,430,714)		5,168,381

U.S. Treasury & Government Agencies—0.8%

U.S. Treasury—0.8%
U.S. Treasury Notes 1.375%, 06/30/18	1,815,000	1,819,679
1.750%, 05/15/23 (b)	2,650,000	2,455,599

Total U.S. Treasury & Government Agencies (Cost $4,294,416)		4,275,278

Floating Rate Loans (i)—0.2%

Airlines—0.1%
U.S. Airways, Inc. Term Loan 4.250%, 05/23/19	395,000	393,450

Multi-Utilities—0.0%
Power Term Services LLC Delayed Draw Term Loan 3.250%, 05/06/20 (j)	30,000	29,625
First Lien Term Loan 4.250%, 05/06/20	234,413	231,482
Second Lien Term Loan 8.250%, 11/06/20	60,000	60,150

		321,257

Telecommunications—0.1%
FairPoint Communications, Inc. Term Loan 7.500%, 02/14/19	452,725	456,906

Total Floating Rate Loans (Cost $1,169,074)		1,171,613

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $1,329,704)	1,330,000	920,812

Preferred Stock—0.2%

Commercial Banks—0.2%
Ally Financial, Inc., 7.000% (144A) (Cost $211,643)	906	865,683

Mortgage-Backed Securities—0.0%
Security Description	Shares/Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.0%
GS Mortgage Securities Trust 5.993%, 08/10/45 (c)	40,000	39,102

Total Mortgage-Backed Securities (Cost $38,364)		39,102

Short-Term Investments—12.6%

Mutual Fund—11.8%
State Street Navigator Securities Lending MET Portfolio (k)	61,776,077	61,776,077

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $3,954,000 on 10/01/13, collateralized by $4,040,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $4,034,950.	3,954,000	3,954,000

Total Short-Term Investments (Cost $65,730,077)		65,730,077

Total Investments—111.2% (Cost $519,150,830)		579,723,907
Unfunded Loan Commitments—(0.0)% (Cost $(30,000))		(30,000)
Net Investments—111.2% (Cost $519,120,830) (l)		579,693,907
Other assets and liabilities (net)—(11.2)%		(58,281,185)

Net Assets—100.0%		$521,412,722

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $60,044,410 and the collateral received consisted of cash in the amount of $61,776,077 and non-cash collateral with a value of $272,260. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Illiquid security. As of September 30, 2013, these securities represent 1.0% of net assets.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is in default and/or issuer is in bankruptcy.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.

MIST-153

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $1,231,956, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Represents investment of cash collateral received from securities lending transactions.
(l)	As of September 30, 2013, the aggregate cost of investments was $519,120,830. The aggregate unrealized appreciation and depreciation of investments were $68,797,480 and $(8,224,403), respectively, resulting in net unrealized appreciation of $60,573,077.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $44,598,985, which is 8.6% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(RON)—	New Romanian Leu
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Level 3 Communications, Inc.	06/22/09	$1,015,000	$1,009,009	$1,231,956

Countries Diversification as of September 30, 2013	% of Net Assets
United States	54.0
United Kingdom	11.3
Germany	4.2
Switzerland	3.5
Mexico	2.5
Brazil	2.2
Sweden	1.8
Ireland	1.5
Belgium	1.5
Hong Kong	1.4

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	3,445,000	Barclays Bank plc	12/18/13	USD	4,659,707	$1,799
JPY	920,000,000	Credit Suisse International	12/18/13	USD	9,373,408	(9,175)
KRW	615,000,000	Credit Suisse International	12/11/13	USD	556,410	13,340
PHP	81,000,000	Barclays Bank plc	12/16/13	USD	1,853,971	6,263

MIST-154

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,695,000	Credit Suisse International	12/18/13	USD	1,565,502	$(7,890)
BRL	1,850,000	Credit Suisse International	10/08/13	USD	806,698	(26,837)
CAD	850,000	Credit Suisse International	12/05/13	USD	806,942	(16,936)
KRW	615,000,000	Credit Suisse International	12/11/13	USD	563,755	(5,996)
NZD	1,085,000	Barclays Bank plc	10/31/13	USD	857,248	(42,125)

Cross Currency Contracts to Buy
EUR	440,548	Deutsche Bank AG	12/12/13	NOK	3,550,000	7,298

Net Unrealized Depreciation						$(80,259)

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(USD)—	United States Dollar

MIST-155

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$14,829,262	$—	$—	$14,829,262
Beverages	—	24,701,654	—	24,701,654
Biotechnology	2,963,095	—	—	2,963,095
Capital Markets	5,050,696	5,245,406	—	10,296,102
Chemicals	15,216,307	—	—	15,216,307
Commercial Banks	4,903,999	19,935,557	—	24,839,556
Communications Equipment	3,704,800	—	—	3,704,800
Computers & Peripherals	8,211,065	—	—	8,211,065
Construction Materials	—	2,494,930	—	2,494,930
Consumer Finance	7,762,625	—	—	7,762,625
Diversified Financial Services	10,225,714	—	—	10,225,714
Energy Equipment & Services	15,431,172	—	—	15,431,172
Food & Staples Retailing	3,524,288	—	—	3,524,288
Gas Utilities	3,804,766	—	—	3,804,766
Health Care Providers & Services	5,035,257	—	—	5,035,257
Hotels, Restaurants & Leisure	9,105,260	—	—	9,105,260
Insurance	7,533,358	8,377,559	—	15,910,917
Internet & Catalog Retail	9,834,522	—	—	9,834,522
Internet Software & Services	14,155,287	—	—	14,155,287
IT Services	5,555,599	—	—	5,555,599
Machinery	6,589,497	7,018,214	—	13,607,711
Multiline Retail	2,846,486	—	—	2,846,486
Oil, Gas & Consumable Fuels	24,514,974	—	—	24,514,974
Personal Products	—	6,867,186	—	6,867,186
Pharmaceuticals	6,837,900	27,874,048	—	34,711,948
Real Estate Management & Development	3,768,130	—	—	3,768,130
Road & Rail	7,582,540	—	—	7,582,540
Semiconductors & Semiconductor Equipment	7,201,404	—	—	7,201,404
Specialty Retail	18,815,407	—	—	18,815,407
Textiles, Apparel & Luxury Goods	—	13,370,212	—	13,370,212
Tobacco	—	5,424,585	—	5,424,585
Trading Companies & Distributors	3,282,162	5,861,185	—	9,143,347
Total Common Stocks	228,285,572	127,170,536	—	355,456,108
Corporate Bonds & Notes
Advertising	—	385,160	—	385,160
Agriculture	—	146,471	—	146,471
Airlines	—	3,382,610	—	3,382,610

MIST-156

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Auto Manufacturers	$—	$2,203,620	$—	$2,203,620
Auto Parts & Equipment	—	1,840,470	—	1,840,470
Banks	—	12,792,970	—	12,792,970
Beverages	—	128,750	—	128,750
Building Materials	—	250,676	—	250,676
Chemicals	—	5,497,595	—	5,497,595
Coal	—	416,800	—	416,800
Commercial Services	—	903,825	—	903,825
Diversified Financial Services	—	3,842,338	—	3,842,338
Electric	—	4,135,694	—	4,135,694
Engineering & Construction	—	557,162	—	557,162
Food	—	2,582,887	—	2,582,887
Forest Products & Paper	—	920,528	—	920,528
Gas	—	198,138	—	198,138
Healthcare-Services	—	12,675,781	—	12,675,781
Holding Companies-Diversified	—	517,887	—	517,887
Home Builders	—	631,788	—	631,788
Home Furnishings	—	257,625	—	257,625
Household Products/Wares	—	3,581,000	—	3,581,000
Insurance	—	908,723	—	908,723
Internet	—	599,726	—	599,726
Iron/Steel	—	2,591,699	—	2,591,699
Lodging	—	420,000	—	420,000
Machinery-Diversified	—	70,200	—	70,200
Media	—	2,142,349	—	2,142,349
Mining	—	1,666,380	—	1,666,380
Multi-National	—	565,397	—	565,397
Oil & Gas	—	9,218,952	0	9,218,952
Oil & Gas Services	—	205,589	—	205,589
Pharmaceuticals	—	249,600	—	249,600
Pipelines	—	312,225	—	312,225
Real Estate Investment Trusts	—	129,650	—	129,650
Retail	—	5,026,010	—	5,026,010
Software	—	1,953,848	—	1,953,848
Telecommunications	—	15,276,980	—	15,276,980
Transportation	—	649,950	—	649,950
Total Corporate Bonds & Notes	—	99,837,053	0	99,837,053
Total Foreign Government*	—	35,502,056	—	35,502,056
Total Convertible Bonds*	—	10,757,744	—	10,757,744
Convertible Preferred Stocks
Automobiles	2,849,021	—	—	2,849,021
Diversified Telecommunication Services	2,089,819	—	—	2,089,819
Oil, Gas & Consumable Fuels	57,598	22,063	—	79,661
Real Estate Investment Trusts	149,880	—	—	149,880
Total Convertible Preferred Stocks	5,146,318	22,063	—	5,168,381
Total U.S. Treasury & Government Agencies*	—	4,275,278	—	4,275,278
Total Floating Rate Loans*	—	1,171,613	—	1,171,613
Total Municipals	—	920,812	—	920,812
Total Preferred Stock*	—	865,683	—	865,683
Total Mortgage-Backed Securities*	—	39,102	—	39,102
Short-Term Investments
Mutual Fund	61,776,077	—	—	61,776,077
Repurchase Agreement	—	3,954,000	—	3,954,000
Total Short-Term Investments	61,776,077	3,954,000	—	65,730,077
Total Investments	$295,207,967	$284,515,940	$0	$579,723,907

MIST-157

Met Investors Series Trust

Loomis Sayles Global Markets Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for securities loaned (Liability)	$—	$(61,776,077)	$—	$(61,776,077)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$28,700	$—	$28,700
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(108,959)	—	(108,959)
Total Forward Contracts	$—	$(80,259)	$—	$(80,259)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $9,367,112 were due to the discontinuation of a systematic fair valuation model factor.

As of September 30, 2013, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2012 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2013 have not been presented.

MIST-158

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—79.6% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.4%
Affinion Group, Inc. 11.500%, 10/15/15 (a)	4,250,000	$3,697,500
Griffey Intermediate, Inc. / Griffey Finance Sub LLC 7.000%, 10/15/20 (144A) (a)	2,900,000	2,175,000

		5,872,500

Aerospace/Defense—1.8%
BE Aerospace, Inc. 5.250%, 04/01/22	7,297,000	7,242,272
Esterline Technologies Corp. 7.000%, 08/01/20	2,100,000	2,247,000
GenCorp, Inc. 7.125%, 03/15/21 (144A)	3,250,000	3,404,375
Silver II Borrower / Silver II US Holdings LLC 7.750%, 12/15/20 (144A) (a)	3,750,000	3,853,125
Spirit Aerosystems, Inc. 6.750%, 12/15/20	6,710,000	7,028,725
Triumph Group, Inc. 4.875%, 04/01/21 (a)	2,100,000	2,021,250

		25,796,747

Agriculture—0.2%
American Rock Salt Co. LLC / American Rock Capital Corp. 8.250%, 05/01/18 (144A) (l)	3,450,000	3,329,250

Airlines—0.2%
UAL Pass-Through Trust 6.636%, 07/02/22	1,557,747	1,620,057
United Continental Holdings, Inc. 6.375%, 06/01/18	400,000	407,000
US Airways Pass-Through Trust 5.375%, 11/15/21	350,000	332,500

		2,359,557

Apparel—0.4%
Levi Strauss & Co. 6.875%, 05/01/22	1,000,000	1,060,000
Perry Ellis International, Inc. 7.875%, 04/01/19 (h)	2,050,000	2,162,750
William Carter Co. (The) 5.250%, 08/15/21 (144A)	1,300,000	1,300,000
Wolverine World Wide, Inc. 6.125%, 10/15/20	700,000	726,250

		5,249,000

Auto Manufacturers—0.2%
Chrysler Group LLC/CG Co.-Issuer, Inc. 8.250%, 06/15/21 (a)	1,000,000	1,120,000
Jaguar Land Rover Automotive plc 5.625%, 02/01/23 (144A) (a)	2,500,000	2,443,750

		3,563,750

Auto Parts & Equipment—1.1%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	4,150,000	4,150,000
Dana Holding Corp. 5.375%, 09/15/21	3,300,000	3,242,250
Delphi Corp. 5.000%, 02/15/23	1,525,000	1,574,563
International Automotive Components Group S.A. 9.125%, 06/01/18 (144A)	2,000,000	2,060,000
Stanadyne Corp. 10.000%, 08/15/14	1,500,000	1,432,500
Stanadyne Holdings, Inc. 12.000%, 02/15/15 (h)	3,425,000	1,918,000
Tenneco, Inc. 6.875%, 12/15/20	1,250,000	1,356,250

		15,733,563

Banks—2.5%
CIT Group, Inc. 4.250%, 08/15/17	1,200,000	1,222,500
5.000%, 08/15/22	6,000,000	5,865,000
Fifth Third Capital Trust IV 6.500%, 04/15/37 (b)	4,200,000	4,179,000
HBOS plc 6.750%, 05/21/18 (144A)	2,000,000	2,222,388
LBG Capital No.1 plc 8.000%, 06/15/20 (144A) (b)	1,400,000	1,463,420
Nordea Bank AB 4.250%, 09/21/22 (144A)	1,700,000	1,680,353
Provident Funding Associates L.P. / PFG Finance Corp. 6.750%, 06/15/21 (144A) (a)	1,875,000	1,884,375
Regions Bank 6.450%, 06/26/37 (a)	4,000,000	4,184,240
7.500%, 05/15/18	1,950,000	2,293,424
Royal Bank of Scotland Group plc 6.125%, 12/15/22 (a)	1,000,000	1,007,420
7.640%, 09/29/17 (a) (b)	3,500,000	3,325,000
SVB Financial Group 5.375%, 09/15/20 (a)	2,150,000	2,366,219
Synovus Financial Corp. 7.875%, 02/15/19	1,500,000	1,683,750
Wachovia Capital Trust III 5.570%, 12/05/13 (b)	3,143,000	2,844,415

		36,221,504

Beverages—0.2%
Constellation Brands, Inc. 4.250%, 05/01/23	2,500,000	2,293,750

Biotechnology—0.3%
STHI Holding Corp. 8.000%, 03/15/18 (144A)	3,500,000	3,771,250

MIST-159

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.9%
Associated Materials LLC / AMH New Finance, Inc. 9.125%, 11/01/17 (144A)	425,000	$451,562
Griffon Corp. 7.125%, 04/01/18	1,575,000	1,669,500
Interline Brands, Inc. 10.000%, 11/15/18 (a) (c)	500,000	546,250
Louisiana-Pacific Corp. 7.500%, 06/01/20	1,500,000	1,625,625
Masco Corp. 7.125%, 03/15/20	3,000,000	3,382,500
Nortek, Inc. 8.500%, 04/15/21	880,000	957,000
Owens Corning 4.200%, 12/15/22	1,875,000	1,829,143
9.000%, 06/15/19 (a)	1,625,000	1,976,140

		12,437,720

Chemicals—2.7%
Ashland, Inc. 4.750%, 08/15/22	3,565,000	3,342,187
Axiall Corp. 4.875%, 05/15/23 (144A)	3,900,000	3,695,250
Chemtura Corp. 5.750%, 07/15/21 (a)	2,000,000	1,995,000
Eagle Spinco, Inc. 4.625%, 02/15/21 (144A)	4,400,000	4,224,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	2,200,000	2,277,000
Huntsman International LLC 8.625%, 03/15/20 (a)	3,500,000	3,850,000
Ineos Finance plc 7.500%, 05/01/20 (144A) (a)	1,350,000	1,447,875
Methanex Corp. 5.250%, 03/01/22	1,875,000	1,944,932
Mosaic Global Holdings, Inc. 7.300%, 01/15/28	4,900,000	5,755,011
NOVA Chemicals Corp. 5.250%, 08/01/23 (144A) (a)	800,000	802,000
Nufarm Australia, Ltd. 6.375%, 10/15/19 (144A)	2,200,000	2,189,000
PetroLogistics L.P. / PetroLogistics Finance Corp. 6.250%, 04/01/20 (144A)	950,000	931,000
Phibro Animal Health Corp. 9.250%, 07/01/18 (144A) (l)	4,225,000	4,541,875
Rockwood Specialties Group, Inc. 4.625%, 10/15/20	1,750,000	1,758,750
TPC Group, Inc. 8.750%, 12/15/20 (144A)	675,000	690,188

		39,444,068

Coal—0.1%
Arch Coal, Inc. 7.250%, 06/15/21 (a)	1,500,000	1,132,500

Commercial Services—3.1%
ADT Corp. (The) 4.125%, 06/15/23	1,500,000	1,338,393
Alliance Data Systems Corp. 6.375%, 04/01/20 (144A) (l)	8,500,000	8,797,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.500%, 04/01/23	1,200,000	1,110,000
9.750%, 03/15/20	1,100,000	1,267,750
Ceridian Corp. 11.250%, 11/15/15	2,325,000	2,348,250
FTI Consulting, Inc. 6.000%, 11/15/22	1,750,000	1,736,875
6.750%, 10/01/20 (a)	1,000,000	1,057,500
Great Lakes Dredge & Dock Corp. 7.375%, 02/01/19	2,300,000	2,282,750
Hertz Corp. (The) 5.875%, 10/15/20	100,000	103,000
7.500%, 10/15/18	6,000,000	6,465,000
Iron Mountain, Inc. 7.750%, 10/01/19	1,425,000	1,565,719
NES Rentals Holdings, Inc. 7.875%, 05/01/18 (144A) (a)	1,400,000	1,421,000
Rent-A-Center, Inc. 4.750%, 05/01/21 (144A)	925,000	860,250
Service Corp. International 5.375%, 01/15/22 (144A)	675,000	643,781
Sotheby's 5.250%, 10/01/22 (144A)	4,300,000	4,074,250
Truven Health Analytics, Inc. 10.625%, 06/01/20	3,300,000	3,597,000
United Rentals North America, Inc. 6.125%, 06/15/23	1,300,000	1,306,500
7.625%, 04/15/22	2,000,000	2,175,000
8.250%, 02/01/21	2,375,000	2,636,250

		44,786,768

Computers—1.2%
Seagate HDD Cayman 6.875%, 05/01/20 (a)	1,500,000	1,642,500
SRA International, Inc. 11.000%, 10/01/19 (a)	3,550,000	3,692,000
SunGard Data Systems, Inc. 6.625%, 11/01/19	5,500,000	5,610,000
7.375%, 11/15/18	4,000,000	4,240,000
7.625%, 11/15/20 (a)	1,450,000	1,551,500

		16,736,000

Cosmetics/Personal Care—0.6%
Avon Products, Inc. 4.600%, 03/15/20 (a)	2,050,000	2,125,838
Elizabeth Arden, Inc. 7.375%, 03/15/21 (h)	5,975,000	6,393,250

		8,519,088

MIST-160

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.2%
HD Supply, Inc. 11.500%, 07/15/20 (a)	1,450,000	$1,729,125
LKQ Corp. 4.750%, 05/15/23 (144A)	1,650,000	1,530,375

		3,259,500

Diversified Financial Services—3.7%
Air Lease Corp. 5.625%, 04/01/17	1,000,000	1,065,000
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	2,550,000	2,640,528
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A) (l)	2,850,000	2,807,250
Discover Financial Services 3.850%, 11/21/22	1,526,000	1,455,929
General Motors Financial Co., Inc. 4.250%, 05/15/23 (144A)	650,000	593,937
International Lease Finance Corp. 6.250%, 05/15/19	2,000,000	2,100,000
8.250%, 12/15/20 (a)	1,000,000	1,140,000
8.750%, 03/15/17 (a)	4,000,000	4,590,000
Legg Mason, Inc. 5.500%, 05/21/19	2,000,000	2,178,314
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	2,500,000	2,715,525
Nationstar Mortgage LLC / Nationstar Capital Corp. 6.500%, 07/01/21	4,200,000	4,021,500
6.500%, 06/01/22	2,600,000	2,463,500
7.875%, 10/01/20	1,950,000	2,032,875
Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.625%, 03/15/20 (144A) (a)	700,000	715,750
5.875%, 03/15/22 (144A)	3,500,000	3,517,500
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A)	5,000,000	4,912,500
9.500%, 10/15/20 (144A) (a)	2,600,000	2,541,500
Raymond James Financial, Inc. 8.600%, 08/15/19	4,075,000	5,146,183
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.500%, 06/15/19 (144A) (l)	2,140,000	2,332,600
SLM Corp. 5.500%, 01/15/19	1,100,000	1,089,284
6.000%, 01/25/17	1,300,000	1,378,000
8.450%, 06/15/18	1,700,000	1,916,750

		53,354,425

Electric—1.9%
AES Corp. 4.875%, 05/15/23	1,200,000	1,122,000
Black Hills Corp. 5.875%, 07/15/20	2,000,000	2,206,084
Calpine Corp. 7.875%, 07/31/20 (144A)	725,000	781,187

Electric—(Continued)
DPL, Inc. 7.250%, 10/15/21	2,650,000	2,709,625
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	5,000,000	5,765,215
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 11.250%, 12/01/18 (144A) (c)	1,589,833	1,049,290
Mirant Americas Generation LLC 9.125%, 05/01/31 (a)	2,075,000	2,178,750
National Fuel Gas Co. 6.500%, 04/15/18	5,000,000	5,782,515
NRG Energy, Inc. 7.625%, 01/15/18	2,000,000	2,215,000
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (l)	3,175,000	3,333,750

		27,143,416

Electrical Components & Equipment—0.4%
Anixter, Inc. 5.625%, 05/01/19	2,125,000	2,188,750
Artesyn Escrow, Inc. 9.750%, 10/15/20 (144A) (l)	1,600,000	1,610,000
Belden, Inc. 5.500%, 09/01/22 (144A)	2,500,000	2,412,500

		6,211,250

Electronics—0.2%
Stoneridge, Inc. 9.500%, 10/15/17 (144A)	1,725,000	1,850,062
Thermo Fisher Scientific, Inc. 3.600%, 08/15/21	1,500,000	1,475,984

		3,326,046

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	2,087,793	2,214,973

Engineering & Construction—0.5%
Dycom Investments, Inc. 7.125%, 01/15/21	4,375,000	4,582,813
MasTec, Inc. 4.875%, 03/15/23	2,400,000	2,250,000

		6,832,813

Entertainment—2.0%
CCM Merger, Inc. 9.125%, 05/01/19 (144A) (a)	2,450,000	2,554,125
Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. 5.250%, 03/15/21 (144A)	1,700,000	1,623,500
Graton Economic Development Authority 9.625%, 09/01/19 (144A)	3,755,000	4,130,500
Mohegan Tribal Gaming Authority 9.750%, 09/01/21 (144A) (a)	1,325,000	1,384,625

MIST-161

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Mohegan Tribal Gaming Authority 11.500%, 11/01/17 (144A)	3,000,000	$3,390,000
MU Finance plc 8.375%, 02/01/17 (144A)	2,568,511	2,722,622
Peninsula Gaming LLC 8.375%, 02/15/18 (144A)	2,200,000	2,376,000
Pinnacle Entertainment, Inc. 7.750%, 04/01/22 (a)	1,500,000	1,578,750
PNK Finance Corp. 6.375%, 08/01/21 (144A) (a)	2,300,000	2,346,000
River Rock Entertainment Authority (The) 9.000%, 11/01/18 (h)	2,482,000	2,010,420
Snoqualmie Entertainment Authority 9.125%, 02/01/15 (144A) (l)	1,975,000	1,975,000
Speedway Motorsports, Inc. 6.750%, 02/01/19	1,600,000	1,700,000
WMG Acquisition Corp. 11.500%, 10/01/18	1,000,000	1,152,500

		28,944,042

Environmental Control—0.2%
Clean Harbors, Inc. 5.250%, 08/01/20	2,700,000	2,673,000

Food—1.3%
B&G Foods, Inc. 4.625%, 06/01/21	2,100,000	2,005,500
Cencosud S.A. 4.875%, 01/20/23 (144A) (a)	900,000	852,058
Del Monte Corp. 7.625%, 02/15/19	2,000,000	2,075,000
Land O' Lakes, Inc. 6.000%, 11/15/22 (144A) (a)	1,750,000	1,785,000
Michael Foods Holding, Inc. 8.500%, 07/15/18 (144A) (c)	850,000	881,875
Post Holdings, Inc. 7.375%, 02/15/22	3,000,000	3,153,750
7.375%, 02/15/22 (144A)	325,000	341,656
Shearer's Foods LLC / Chip Fin Corp. 9.000%, 11/01/19 (144A)	1,850,000	1,933,250
Smithfield Foods, Inc. 6.625%, 08/15/22 (a)	875,000	902,344
US Foods, Inc. 8.500%, 06/30/19 (a)	4,000,000	4,215,000

		18,145,433

Forest Products & Paper—0.2%
Millar Western Forest Products, Ltd. 8.500%, 04/01/21	2,000,000	2,020,000
Unifrax I LLC / Unifrax Holding Co. 7.500%, 02/15/19 (144A)	1,175,000	1,175,000

		3,195,000

Gas—0.1%
LBC Tank Terminals Holding Netherlands B.V. 6.875%, 05/15/23 (144A) (l)	1,350,000	1,356,750

Hand/Machine Tools—0.3%
Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, 05/15/19 (144A) (a)	3,500,000	3,823,750
Milacron LLC / Mcron Finance Corp. 7.750%, 02/15/21 (144A)	1,100,000	1,135,750

		4,959,500

Healthcare-Products—0.4%
Biomet, Inc. 6.500%, 08/01/20 (a)	3,000,000	3,097,500
Hologic, Inc. 6.250%, 08/01/20	1,625,000	1,692,031
Mallinckrodt International Finance S.A. 4.750%, 04/15/23 (144A)	1,100,000	1,045,886

		5,835,417

Healthcare-Services—3.5%
Amsurg Corp. 5.625%, 11/30/20 (a)	2,165,000	2,165,000
Centene Corp. 5.750%, 06/01/17	3,250,000	3,428,750
Community Health Systems, Inc. 8.000%, 11/15/19	10,000,000	10,487,500
DaVita HealthCare Partners, Inc. 5.750%, 08/15/22	3,500,000	3,460,625
HCA Holdings, Inc. 6.250%, 02/15/21	1,400,000	1,422,750
7.750%, 05/15/21 (a)	6,150,000	6,542,063
HCA, Inc. 7.500%, 02/15/22	5,000,000	5,487,500
7.690%, 06/15/25	1,075,000	1,100,531
HealthSouth Corp. 8.125%, 02/15/20 (a)	3,400,000	3,701,750
Tenet Healthcare Corp. 8.125%, 04/01/22 (144A) (a)	7,000,000	7,306,250
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 8.000%, 02/01/18	5,000,000	5,275,000

		50,377,719

Holding Companies-Diversified—0.1%
Boart Longyear Management Pty, Ltd. 7.000%, 04/01/21 (144A) (a)	1,500,000	1,110,000

Home Builders—0.7%
Brookfield Residential Properties, Inc. 6.500%, 12/15/20 (144A)	1,600,000	1,608,000
K. Hovnanian Enterprises, Inc. 5.000%, 11/01/21	1,050,000	924,000
KB Home 9.100%, 09/15/17	2,000,000	2,305,000

MIST-162

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—(Continued)
Lennar Corp. 4.125%, 12/01/18 (a)	1,100,000	$1,050,500
12.250%, 06/01/17 (a)	900,000	1,147,500
Ryland Group, Inc. (The) 5.375%, 10/01/22	2,000,000	1,870,000
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	1,500,000	1,398,750

		10,303,750

Household Products/Wares—1.5%
Prestige Brands, Inc. 8.125%, 02/01/20 (a)	525,000	577,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750%, 10/15/20	1,250,000	1,254,687
8.500%, 05/15/18 (a)	9,500,000	9,927,500
9.875%, 08/15/19	1,650,000	1,790,250
Scotts Miracle-Gro Co. (The) 6.625%, 12/15/20	4,500,000	4,781,250
Spectrum Brands Escrow Corp. 6.375%, 11/15/20 (144A) (a)	2,500,000	2,606,250
6.625%, 11/15/22 (144A)	1,000,000	1,037,500

		21,974,937

Insurance—0.9%
A-S Co-Issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, 12/15/20 (144A)	1,750,000	1,785,000
American Equity Investment Life Holding Co. 6.625%, 07/15/21	1,950,000	2,018,250
Fidelity National Financial, Inc. 6.600%, 05/15/17 (a)	3,700,000	4,127,646
Hockey Merger Sub 2, Inc. 7.875%, 10/01/21 (144A)	1,000,000	1,001,250
HUB International, Ltd. 8.125%, 10/15/18 (144A)	2,500,000	2,790,625
Trinity Acquisition plc 4.625%, 08/15/23 (a)	1,300,000	1,283,499

		13,006,270

Internet—0.7%
Cogent Communications Group, Inc. 8.375%, 02/15/18 (144A)	1,790,000	1,951,100
Equinix, Inc. 7.000%, 07/15/21 (a)	2,450,000	2,609,250
Netflix, Inc. 5.375%, 02/01/21 (144A)	3,500,000	3,473,750
VeriSign, Inc. 4.625%, 05/01/23 (144A)	2,550,000	2,397,000

		10,431,100

Iron/Steel—0.5%
Allegheny Ludlum Corp. 6.950%, 12/15/25	2,700,000	2,831,738

Iron/Steel—(Continued)
ArcelorMittal 5.750%, 08/05/20 (a)	2,175,000	2,229,375
Cliffs Natural Resources, Inc. 5.900%, 03/15/20 (a)	2,000,000	2,057,380
Essar Steel Algoma, Inc. 9.875%, 06/15/15 (144A) (a)	1,000,000	785,000

		7,903,493

Leisure Time—0.1%
Royal Caribbean Cruises, Ltd. 5.250%, 11/15/22 (a)	1,500,000	1,455,000

Lodging—1.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 07/01/19 (144A)	1,425,000	1,403,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21 (144A)	2,400,000	2,406,000
MCE Finance, Ltd. 5.000%, 02/15/21 (144A) (a)	3,250,000	3,120,000
MTR Gaming Group, Inc. 11.500%, 08/01/19	1,525,000	1,673,688
Playa Resorts Holding B.V. 8.000%, 08/15/20 (144A)	2,000,000	2,110,000
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 5.875%, 05/15/21 (144A)	1,100,000	1,056,000
Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 6.375%, 06/01/21 (144A)	2,950,000	2,817,250

		14,586,563

Machinery-Diversified—0.9%
Cleaver-Brooks, Inc. 8.750%, 12/15/19 (144A)	1,750,000	1,890,000
Flowserve Corp. 3.500%, 09/15/22	1,500,000	1,416,173
Gardner Denver, Inc. 6.875%, 08/15/21 (144A) (a)	2,200,000	2,172,500
Manitowoc Co., Inc. (The) 5.875%, 10/15/22	2,225,000	2,180,500
8.500%, 11/01/20	4,900,000	5,451,250

		13,110,423

Media—4.0%
AMC Networks, Inc. 4.750%, 12/15/22 (a)	2,000,000	1,870,000
7.750%, 07/15/21	1,500,000	1,668,750
Cablevision Systems Corp. 5.875%, 09/15/22 (a)	4,500,000	4,410,000
CCO Holdings LLC / CCO Holdings Capital Corp. 5.250%, 03/15/21 (144A)	1,600,000	1,536,000

MIST-163

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.750%, 09/01/23 (144A) (a)	3,000,000	$2,842,500
8.125%, 04/30/20 (a)	3,000,000	3,262,500
Clear Channel Communications, Inc. 4.900%, 05/15/15	1,000,000	937,500
9.000%, 12/15/19	3,500,000	3,430,000
11.250%, 03/01/21 (a)	3,250,000	3,355,625
DISH DBS Corp. 4.250%, 04/01/18	950,000	951,188
5.125%, 05/01/20	4,850,000	4,801,500
5.875%, 07/15/22	1,500,000	1,477,500
6.750%, 06/01/21 (a)	3,350,000	3,521,687
Harron Communications L.P. / Harron Finance Corp. 9.125%, 04/01/20 (144A)	1,575,000	1,732,500
LIN Television Corp. 8.375%, 04/15/18 (h)	1,250,000	1,331,250
Mediacom Broadband LLC / Mediacom Broadband Corp. 6.375%, 04/01/23 (a)	5,050,000	5,050,000
Mediacom LLC / Mediacom Capital Corp. 9.125%, 08/15/19	6,350,000	6,937,375
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A)	1,575,000	1,661,625
Ono Finance II plc 10.875%, 07/15/19 (144A)	1,750,000	1,863,750
ProQuest LLC / ProQuest Notes Co. 9.000%, 10/15/18 (144A)	3,150,000	3,165,750
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	2,150,000	2,037,125

		57,844,125

Metal Fabricate/Hardware—0.5%
Constellation Enterprises LLC 10.625%, 02/01/16 (144A)	3,325,000	2,809,625
Valmont Industries, Inc. 6.625%, 04/20/20 (a)	3,500,000	4,027,310

		6,836,935

Mining—0.6%
Allied Nevada Gold Corp. 8.750%, 06/01/19 (144A) (CAD) (l)	446,000	307,422
FMG Resources (August 2006) Pty, Ltd. 8.250%, 11/01/19 (144A) (a)	5,000,000	5,387,500
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A)	2,550,000	994,500
Teck Resources, Ltd. 4.750%, 01/15/22 (a)	1,400,000	1,404,927

		8,094,349

Miscellaneous Manufacturing—1.0%
Actuant Corp. 5.625%, 06/15/22	1,075,000	1,075,000

Miscellaneous Manufacturing—(Continued)
Amsted Industries, Inc. 8.125%, 03/15/18 (144A)	2,250,000	2,385,000
Bombardier, Inc. 6.125%, 01/15/23 (144A)	1,825,000	1,825,000
Park-Ohio Industries, Inc. 8.125%, 04/01/21 (a)	2,000,000	2,180,000
Polymer Group, Inc. 7.750%, 02/01/19	3,000,000	3,206,250
SPX Corp. 6.875%, 09/01/17	3,750,000	4,162,500

		14,833,750

Office Furnishings—0.2%
Steelcase, Inc. 6.375%, 02/15/21	3,000,000	3,337,905

Oil & Gas—9.6%
Antero Resources Finance Corp. 7.250%, 08/01/19	2,500,000	2,637,500
Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp. 7.750%, 01/15/21 (144A) (a)	3,400,000	3,162,000
Berry Petroleum Co. 6.375%, 09/15/22	1,100,000	1,105,500
6.750%, 11/01/20 (a)	5,250,000	5,341,875
BreitBurn Energy Partners L.P. / BreitBurn Finance Corp. 7.875%, 04/15/22	3,600,000	3,591,000
Chaparral Energy, Inc. 7.625%, 11/15/22	1,700,000	1,725,500
8.250%, 09/01/21	5,675,000	5,987,125
Concho Resources, Inc. 5.500%, 04/01/23	4,600,000	4,542,500
7.000%, 01/15/21	5,175,000	5,666,625
Continental Resources, Inc. 4.500%, 04/15/23 (a)	1,500,000	1,471,875
7.375%, 10/01/20	1,250,000	1,387,500
8.250%, 10/01/19	2,000,000	2,200,000
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	2,150,000	2,107,000
Diamondback Energy, Inc. 7.625%, 10/01/21 (144A)	1,500,000	1,530,000
Energy XXI Gulf Coast, Inc. 7.750%, 06/15/19	5,300,000	5,512,000
Forest Oil Corp. 7.250%, 06/15/19	1,500,000	1,500,000
Halcon Resources Corp. 8.875%, 05/15/21	1,000,000	1,025,000
9.750%, 07/15/20 (a)	3,000,000	3,172,500
Kerr-McGee Corp. 6.950%, 07/01/24	5,850,000	6,848,794
Kodiak Oil & Gas Corp. 5.500%, 01/15/21 (144A) (a)	2,500,000	2,456,250
8.125%, 12/01/19	3,250,000	3,550,625
Laredo Petroleum, Inc. 7.375%, 05/01/22 (a)	1,300,000	1,378,000

MIST-164

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Legacy Reserves L.P. / Legacy Reserves Finance Corp. 6.625%, 12/01/21 (144A)	1,300,000	$1,215,500
8.000%, 12/01/20 (144A)	3,600,000	3,636,000
Linn Energy LLC / Linn Energy Finance Corp. 7.750%, 02/01/21 (a)	2,500,000	2,512,500
Lukoil International Finance B.V. 6.656%, 06/07/22 (144A)	3,000,000	3,240,000
MEG Energy Corp. 6.500%, 03/15/21 (144A)	3,675,000	3,702,562
Newfield Exploration Co. 5.625%, 07/01/24	4,950,000	4,789,125
Oasis Petroleum, Inc. 6.500%, 11/01/21	1,500,000	1,582,500
7.250%, 02/01/19 (a)	6,000,000	6,360,000
Offshore Group Investment, Ltd. 7.125%, 04/01/23 (a)	1,150,000	1,121,250
Pacific Rubiales Energy Corp. 5.125%, 03/28/23 (144A)	1,700,000	1,523,625
PDC Energy, Inc. 7.750%, 10/15/22 (a)	2,400,000	2,544,000
Pioneer Natural Resources Co. 7.200%, 01/15/28	1,510,000	1,817,213
Plains Exploration & Production Co. 6.500%, 11/15/20	4,000,000	4,291,692
6.875%, 02/15/23	1,100,000	1,179,750
Precision Drilling Corp. 6.500%, 12/15/21	650,000	679,250
QEP Resources, Inc. 6.800%, 03/01/20 (h)	1,450,000	1,547,875
6.875%, 03/01/21	1,000,000	1,062,500
Range Resources Corp. 5.000%, 03/15/23	2,450,000	2,352,000
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.199%, 03/06/22 (144A)	1,650,000	1,522,125
Seadrill, Ltd. 6.125%, 09/15/20 (144A)	3,500,000	3,447,500
SM Energy Co. 6.500%, 11/15/21	2,250,000	2,340,000
6.500%, 01/01/23	800,000	816,000
6.625%, 02/15/19	4,775,000	4,966,000
Stone Energy Corp. 7.500%, 11/15/22 (a)	4,850,000	5,092,500
Tesoro Corp. 5.375%, 10/01/22 (a)	1,500,000	1,432,500
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	2,250,000	2,385,000
WPX Energy, Inc. 6.000%, 01/15/22 (a)	3,500,000	3,548,125

		138,606,261

Oil & Gas Services—1.5%
Dresser-Rand Group, Inc. 6.500%, 05/01/21	3,500,000	3,710,000
FMC Technologies, Inc. 3.450%, 10/01/22	2,200,000	2,109,787

Oil & Gas Services—(Continued)
Hiland Partners L.P. / Hiland Partners Finance Corp. 7.250%, 10/01/20 (144A)	1,350,000	1,407,375
Hornbeck Offshore Services, Inc. 5.000%, 03/01/21	3,000,000	2,872,500
5.875%, 04/01/20	3,700,000	3,737,000
Oil States International, Inc. 6.500%, 06/01/19	3,175,000	3,365,500
SEACOR Holdings, Inc. 7.375%, 10/01/19	4,150,000	4,353,101

		21,555,263

Packaging & Containers—2.0%
AEP Industries, Inc. 8.250%, 04/15/19	2,500,000	2,687,500
Ball Corp. 4.000%, 11/15/23	2,750,000	2,468,125
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26 (a)	8,500,000	9,350,000
Packaging Dynamics Corp. 8.750%, 02/01/16 (144A)	1,500,000	1,552,500
Rock Tenn Co. 3.500%, 03/01/20	1,280,000	1,265,677
4.900%, 03/01/22	1,500,000	1,550,358
Sealed Air Corp. 6.875%, 07/15/33 (144A)	4,500,000	4,162,500
8.375%, 09/15/21 (144A)	3,200,000	3,624,000
Tekni-Plex, Inc. 9.750%, 06/01/19 (144A)	1,592,000	1,791,000

		28,451,660

Pharmaceuticals—0.6%
Grifols, Inc. 8.250%, 02/01/18	1,500,000	1,610,625
Par Pharmaceutical Cos., Inc. 7.375%, 10/15/20	4,150,000	4,290,063
Valeant Pharmaceuticals International, Inc. 6.375%, 10/15/20 (144A)	2,500,000	2,600,000

		8,500,688

Pipelines—2.5%
El Paso LLC 6.500%, 09/15/20 (a)	3,200,000	3,351,213
7.000%, 06/15/17	2,000,000	2,230,546
Energy Transfer Partners L.P. 5.200%, 02/01/22	4,500,000	4,730,832
IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A) (l)	4,900,000	5,148,748
Inergy Midstream L.P. / NRGM Finance Corp. 6.000%, 12/15/20 (144A)	650,000	645,125
Kinder Morgan Finance Co. LLC 6.000%, 01/15/18 (144A)	2,000,000	2,169,026
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 5.500%, 02/15/23	1,475,000	1,478,688

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Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
MarkWest Energy Partners L.P. / MarkWest Energy Finance Corp. 6.750%, 11/01/20	3,000,000	$3,240,000
Panhandle Eastern Pipeline Co. L.P. 7.000%, 06/15/18	1,850,000	2,162,341
Regency Energy Partners L.P. / Regency Energy Finance Corp. 4.500%, 11/01/23 (144A)	900,000	814,500
5.500%, 04/15/23	1,100,000	1,056,000
Sabine Pass Liquefaction LLC 5.625%, 02/01/21 (144A)	1,925,000	1,884,094
Tennessee Gas Pipeline Co. 7.500%, 04/01/17	3,500,000	4,134,938
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.875%, 10/01/20	1,500,000	1,496,250
6.125%, 10/15/21 (a)	1,200,000	1,206,000

		35,748,301

Real Estate—0.1%
Jones Lang LaSalle, Inc. 4.400%, 11/15/22 (a)	1,100,000	1,077,526

Real Estate Investment Trusts—1.3%
American Tower Corp. 4.700%, 03/15/22	2,750,000	2,672,007
DDR Corp. 7.875%, 09/01/20	2,625,000	3,212,942
Goodman Funding Pty, Ltd. 6.000%, 03/22/22 (144A)	2,400,000	2,588,544
6.375%, 11/12/20 (144A)	1,500,000	1,661,729
Health Care REIT, Inc. 4.950%, 01/15/21	2,150,000	2,276,816
6.125%, 04/15/20 (a)	1,500,000	1,703,113
Omega Healthcare Investors, Inc. 6.750%, 10/15/22	1,675,000	1,800,625
ProLogis L.P. 6.875%, 03/15/20 (d)	1,443,000	1,701,281
RHP Hotel Properties L.P. / RHP Finance Corp. 5.000%, 04/15/21 (144A)	1,000,000	937,500

		18,554,557

Retail—4.7%
Bon-Ton Department Stores, Inc. (The) 8.000%, 06/15/21 (a)	1,350,000	1,262,250
Brinker International, Inc. 2.600%, 05/15/18	2,705,000	2,694,499
Brookstone Co., Inc. 13.000%, 10/15/14 (144A) (l)	3,089,000	2,448,033
Brown Shoe Co., Inc. 7.125%, 05/15/19	3,500,000	3,696,875
CDR DB Sub, Inc. 7.750%, 10/15/20 (144A) (l)	4,500,000	4,500,000
Claire's Stores, Inc. 7.750%, 06/01/20 (144A) (a)	1,000,000	977,500
8.875%, 03/15/19 (a)	2,275,000	2,434,250
9.000%, 03/15/19 (144A)	1,800,000	1,993,500

Retail—(Continued)
CST Brands, Inc. 5.000%, 05/01/23 (144A)	2,000,000	1,885,000
DineEquity, Inc. 9.500%, 10/30/18 (a)	2,825,000	3,142,812
Ferrellgas L.P. / Ferrellgas Finance Corp. 6.500%, 05/01/21	1,750,000	1,745,625
J. Crew Group, Inc. 8.125%, 03/01/19 (a) (h)	3,500,000	3,688,125
L Brands, Inc. 7.000%, 05/01/20	3,000,000	3,315,000
7.600%, 07/15/37	1,000,000	1,003,750
8.500%, 06/15/19 (a)	1,250,000	1,490,625
Michaels FinCo Holdings LLC / Michaels FinCo, Inc. 7.500%, 08/01/18 (144A) (c)	1,600,000	1,620,000
Michaels Stores, Inc. 7.750%, 11/01/18 (a)	1,400,000	1,505,000
New Albertsons, Inc. 7.450%, 08/01/29 (a)	1,000,000	802,500
7.750%, 06/15/26	875,000	713,125
Petco Animal Supplies, Inc. 9.250%, 12/01/18 (144A) (a)	1,500,000	1,608,750
Petco Holdings, Inc. 8.500%, 10/15/17 (144A) (a) (c)	1,500,000	1,522,500
QVC, Inc. 4.375%, 03/15/23	1,425,000	1,325,230
7.375%, 10/15/20 (144A)	2,500,000	2,716,317
Rite Aid Corp. 6.875%, 12/15/28 (144A)	1,000,000	947,500
7.700%, 02/15/27	5,500,000	5,637,500
Sally Holdings LLC / Sally Capital, Inc. 5.750%, 06/01/22 (a)	1,475,000	1,478,688
Serta Simmons Holdings LLC 8.125%, 10/01/20 (144A) (a)	2,500,000	2,631,250
Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.375%, 08/01/21	3,009,000	3,219,630
Tops Holding Corp. / Tops Markets LLC 8.875%, 12/15/17 (144A)	3,500,000	3,832,500
Tops Holding II Corp. 8.750%, 06/15/18 (144A) (a) (c) (l)	1,100,000	1,122,000

		66,960,334

Savings & Loans—0.2%
People's United Financial, Inc. 3.650%, 12/06/22	2,850,000	2,715,386
Washington Mutual Bank 6.875%, 06/15/11 (e) (f) (h)	6,000,000	600

		2,715,986

Semiconductors—0.6%
Freescale Semiconductor, Inc. 9.250%, 04/15/18 (144A)	1,000,000	1,082,500
10.750%, 08/01/20 (a)	4,400,000	4,895,000

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Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Magnachip Semiconductor Corp. 6.625%, 07/15/21 (144A) (a)	1,100,000	$1,086,250
Sensata Technologies B.V. 6.500%, 05/15/19 (144A) (a)	1,500,000	1,612,500

		8,676,250

Shipbuilding—0.2%
Huntington Ingalls Industries, Inc. 7.125%, 03/15/21	2,500,000	2,693,750

Software—2.6%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	2,500,000	2,503,125
6.125%, 09/15/23 (144A)	1,000,000	1,005,000
BMC Software Finance, Inc. 8.125%, 07/15/21 (144A) (a)	2,000,000	2,075,000
Dun & Bradstreet Corp. (The) 4.375%, 12/01/22 (a)	2,575,000	2,528,691
First Data Corp. 8.250%, 01/15/21 (144A) (a)	8,300,000	8,569,750
11.250%, 03/31/16 (a)	1,211,000	1,211,000
11.250%, 01/15/21 (144A)	2,925,000	3,056,625
12.625%, 01/15/21	6,350,000	6,985,000
Infor US, Inc. 9.375%, 04/01/19	2,200,000	2,458,500
Mantech International Corp. 7.250%, 04/15/18 (a)	2,500,000	2,643,750
Nuance Communications, Inc. 5.375%, 08/15/20 (144A)	1,750,000	1,653,750
Sophia L.P. / Sophia Finance, Inc. 9.750%, 01/15/19 (144A) (l)	2,200,000	2,387,000

		37,077,191

Telecommunications—8.5%
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	2,795,000	2,520,338
CenturyLink, Inc. 6.150%, 09/15/19 (a)	5,000,000	5,187,500
6.450%, 06/15/21	3,400,000	3,383,000
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000%, 12/01/15 (144A)	2,200,000	2,301,750
14.750%, 12/01/16 (144A)	600,000	820,500
CommScope, Inc. 8.250%, 01/15/19 (144A)	1,500,000	1,638,750
CPI International, Inc. 8.000%, 02/15/18	2,500,000	2,575,000
Cricket Communications, Inc. 7.750%, 10/15/20 (a)	5,700,000	6,455,250
Crown Castle International Corp. 5.250%, 01/15/23	1,350,000	1,242,000
Digicel Group, Ltd. 10.500%, 04/15/18 (144A)	2,500,000	2,700,000

Telecommunications—(Continued)
Digicel, Ltd. 7.000%, 02/15/20 (144A)	3,000,000	2,985,000
DigitalGlobe, Inc. 5.250%, 02/01/21 (144A)	2,400,000	2,292,000
Frontier Communications Corp. 7.125%, 01/15/23 (a)	750,000	748,125
7.625%, 04/15/24 (a)	1,400,000	1,400,000
9.250%, 07/01/21 (a)	1,225,000	1,402,625
Hughes Satellite Systems Corp. 7.625%, 06/15/21	5,000,000	5,387,500
Intelsat Jackson Holdings S.A. 7.250%, 04/01/19 (a)	850,000	909,500
7.500%, 04/01/21	4,275,000	4,617,000
Intelsat Luxembourg S.A. 7.750%, 06/01/21 (144A) (a)	3,175,000	3,286,125
8.125%, 06/01/23 (144A)	1,320,000	1,392,600
Matterhorn Mobile S.A. 6.750%, 05/15/19 (144A) (CHF)	1,325,000	1,567,730
MetroPCS Wireless, Inc. 6.625%, 11/15/20 (a)	2,000,000	2,072,500
7.875%, 09/01/18	3,500,000	3,784,375
Millicom International Cellular S.A. 4.750%, 05/22/20 (144A) (a)	900,000	837,000
NeuStar, Inc. 4.500%, 01/15/23 (a)	1,425,000	1,278,938
NII Capital Corp. 8.875%, 12/15/19 (a)	650,000	503,750
Sable International Finance, Ltd. 8.750%, 02/01/20 (144A) (a)	2,515,000	2,753,925
SBA Telecommunications, Inc. 5.750%, 07/15/20 (a)	2,000,000	1,985,000
8.250%, 08/15/19	1,950,000	2,106,000
SES S.A. 3.600%, 04/04/23 (144A) (a)	1,585,000	1,490,914
Softbank Corp. 4.500%, 04/15/20 (144A)	2,300,000	2,210,300
Sprint Capital Corp. 6.900%, 05/01/19	8,000,000	8,220,000
Sprint Communications, Inc. 7.000%, 03/01/20 (144A) (a)	3,000,000	3,225,000
7.000%, 08/15/20 (a)	4,400,000	4,477,000
Sprint Corp. 7.875%, 09/15/23 (144A) (l)	1,600,000	1,632,000
Syniverse Holdings, Inc. 9.125%, 01/15/19	3,600,000	3,879,000
Telemar Norte Leste S.A. 5.500%, 10/23/20 (144A)	2,095,000	1,843,600
Telemovil Finance Co., Ltd. 8.000%, 10/01/17 (144A)	2,700,000	2,814,750
UPCB Finance V, Ltd. 7.250%, 11/15/21 (144A)	2,850,000	3,106,500
Verizon Communications, Inc. 5.150%, 09/15/23	2,250,000	2,411,518
ViaSat, Inc. 6.875%, 06/15/20	2,000,000	2,075,000

MIST-167

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Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vimpel-Communications Via VIP Finance Ireland, Ltd. OJSC 7.748%, 02/02/21 (144A) (a)	2,125,000	$2,289,687
Virgin Media Secured Finance plc 5.375%, 04/15/21 (144A)	2,400,000	2,340,000
Wind Acquisition Finance S.A. 7.250%, 02/15/18 (144A)	1,500,000	1,552,500
11.750%, 07/15/17 (144A)	6,500,000	6,906,250
Wind Acquisition Holdings Finance S.A. 12.250%, 07/15/17 (144A) (c)	675,000	666,563
Windstream Corp. 7.500%, 04/01/23 (a)	1,500,000	1,481,250

		122,755,613

Textiles—0.1%
SIWF Merger Sub, Inc. / Springs Industries, Inc. 6.250%, 06/01/21 (144A) (a)	900,000	882,000

Transportation—1.2%
Florida East Coast Railway Corp. 8.125%, 02/01/17	5,500,000	5,768,125
Gulfmark Offshore, Inc. 6.375%, 03/15/22	3,225,000	3,225,000
Kansas City Southern de Mexico S.A. de C.V. 2.350%, 05/15/20 (144A)	2,000,000	1,906,696
Martin Midstream Partners L.P. / Martin Midstream Finance Corp. 7.250%, 02/15/21	1,000,000	1,011,250
Viterra, Inc. 5.950%, 08/01/20 (144A)	4,250,000	4,439,006
Watco Cos. LLC / Watco Finance Corp. 6.375%, 04/01/23 (144A)	850,000	841,500

		17,191,577

Trucking & Leasing—0.2%
NESCO LLC / NESCO Holdings Corp. 11.750%, 04/15/17 (144A) (a) (l)	2,400,000	2,676,000

Total Corporate Bonds & Notes (Cost $1,117,797,244)		1,144,027,856

Convertible Bonds—10.3%

Airlines—0.3%
United Airlines, Inc. 4.500%, 01/15/15	2,600,000	4,421,625

Apparel—0.2%
Iconix Brand Group, Inc. 1.500%, 03/15/18 (144A)	2,500,000	3,040,625

Auto Manufacturers—0.4%
Ford Motor Co. 4.250%, 11/15/16	1,200,000	2,370,750

Auto Manufacturers—(Continued)
Volkswagen International Finance NV 5.500%, 11/09/15 (144A) (EUR)	2,600,000	3,864,545

		6,235,295

Auto Parts & Equipment—0.1%
Meritor, Inc. 4.000%, 02/15/27 (g)	2,000,000	1,827,500

Biotechnology—0.9%
Corsicanto, Ltd. 3.500%, 01/15/32	2,000,000	2,173,750
Cubist Pharmaceuticals, Inc. 1.875%, 09/01/20 (144A) (a) (l)	1,000,000	1,076,250
Gilead Sciences, Inc. 1.625%, 05/01/16	2,650,000	7,337,187
Illumina, Inc. 0.250%, 03/15/16 (144A)	2,500,000	2,853,125

		13,440,312

Computers—0.2%
EMC Corp. 1.750%, 12/01/13 (a)	1,000,000	1,598,125
SanDisk Corp. 1.500%, 08/15/17 (a)	850,000	1,124,125

		2,722,250

Electrical Components & Equipment—0.1%
SunPower Corp. 0.750%, 06/01/18 (144A)	750,000	876,990

Healthcare-Services—0.5%
Brookdale Senior Living, Inc. 2.750%, 06/15/18 (a)	3,850,000	4,516,531
LifePoint Hospitals, Inc. 3.500%, 05/15/14	1,100,000	1,157,750
WellPoint, Inc. 2.750%, 10/15/42 (144A) (a)	1,500,000	1,909,688

		7,583,969

Insurance—0.1%
MGIC Investment Corp. 2.000%, 04/01/20 (a)	700,000	888,563

Internet—0.6%
priceline.com, Inc. 1.000%, 03/15/18 (a)	2,750,000	3,533,750
1.250%, 03/15/15	437,280	1,450,676
Shutterfly, Inc. 0.250%, 05/15/18 (144A)	1,075,000	1,187,203
Web.com Group, Inc. 1.000%, 08/15/18 (a)	2,100,000	2,384,813

		8,556,442

MIST-168

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Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.6%
Altra Holdings, Inc. 2.750%, 03/01/31	3,200,000	$3,804,000
Chart Industries, Inc. 2.000%, 08/01/18 (a)	2,325,000	4,327,406

		8,131,406

Media—0.2%
Liberty Interactive LLC 0.750%, 03/30/43 (144A) (a)	2,200,000	2,483,250

Miscellaneous Manufacturing—0.5%
Danaher Corp. Zero Coupon, 01/22/21	2,500,000	5,037,500
Trinity Industries, Inc. 3.875%, 06/01/36 (a)	1,625,000	1,971,328

		7,008,828

Oil & Gas—0.4%
Chesapeake Energy Corp. 2.500%, 05/15/37 (a)	2,200,000	2,161,500
Cobalt International Energy, Inc. 2.625%, 12/01/19 (a)	3,000,000	3,172,500

		5,334,000

Oil & Gas Services—0.3%
Hornbeck Offshore Services, Inc. 1.500%, 09/01/19 (a)	3,500,000	4,523,750

Pharmaceuticals—1.5%
ALZA Corp. Zero Coupon, 07/28/20	5,000,000	5,959,375
BioMarin Pharmaceutical, Inc. 1.875%, 04/23/17	1,650,000	5,927,625
Medivation, Inc. 2.625%, 04/01/17 (a)	3,150,000	4,431,656
Mylan, Inc. 3.750%, 09/15/15 (a)	1,750,000	5,071,719

		21,390,375

Real Estate Investment Trusts—0.8%
Boston Properties L.P. 3.625%, 02/15/14 (144A) (a)	2,000,000	2,053,750
Host Hotels & Resorts L.P. 2.500%, 10/15/29 (144A)	4,800,000	6,744,000
ProLogis L.P. 3.250%, 03/15/15 (a)	2,700,000	3,056,062

		11,853,812

Semiconductors—1.2%
Intel Corp. 3.250%, 08/01/39	4,250,000	5,262,031
Micron Technology, Inc. 2.375%, 05/01/32 (a)	2,400,000	4,590,000

Semiconductors—(Continued)
ON Semiconductor Corp. 2.625%, 12/15/26	2,300,000	2,311,500
Xilinx, Inc. 2.625%, 06/15/17	3,500,000	5,678,750

		17,842,281

Software—1.0%
Concur Technologies, Inc. 0.500%, 06/15/18 (144A)	775,000	937,266
Electronic Arts, Inc. 0.750%, 07/15/16 (a)	825,000	895,641
Medidata Solutions, Inc. 1.000%, 08/01/18 (144A) (a)	1,450,000	1,612,219
NetSuite, Inc. 0.250%, 06/01/18 (144A) (a)	2,700,000	3,062,812
Nuance Communications, Inc. 2.750%, 11/01/31 (a)	1,600,000	1,617,000
Salesforce.com, Inc. 0.750%, 01/15/15	2,000,000	4,865,000
Workday, Inc. 0.750%, 07/15/18 (144A)	1,360,000	1,597,150

		14,587,088

Telecommunications—0.4%
Ciena Corp. 4.000%, 12/15/20 (a)	1,200,000	1,812,000
Nortel Networks Corp. 2.125%, 04/15/14 (e)	3,300,000	3,271,125

		5,083,125

Total Convertible Bonds (Cost $125,828,531)		147,831,486

Convertible Preferred Stocks—2.6%

Aerospace & Defense—0.4%
United Technologies Corp. 7.500%, 08/01/15 (a)	100,000	6,479,000

Auto Components—0.1%
Cooper-Standard Holding, Inc. 7.000%, 12/31/49 (c) (h)	5,543	1,188,973

Automobiles—0.2%
General Motors Co. Series B 4.750%, 12/01/13	44,000	2,206,600

Commercial Banks—0.0%
Wells Fargo & Co. Series L 7.500%, 12/31/49	625	710,944

Diversified Financial Services—0.6%
AMG Capital Trust II 5.150%, 10/15/37	123,500	7,170,719

MIST-169

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Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Bank of America Corp. Series L 7.250%, 12/31/49 (a)	1,175	$1,269,000

		8,439,719

Diversified Telecommunication Services—0.0%
Intelsat S.A. Series A 5.750%, 05/01/16	6,000	366,420

Electric Utilities—0.5%
NextEra Energy, Inc. 5.889%, 09/01/15	65,000	3,551,600
PPL Corp. 8.750%, 05/01/14 (a)	55,000	2,955,150

		6,506,750

Iron/Steel—0.0%
ArcelorMittal 6.000%, 01/15/16 (a)	25,000	537,890

Metals & Mining—0.2%
Cliffs Natural Resources, Inc. 7.000%, 02/01/16 (a)	120,000	2,372,400

Multi-Utilities—0.1%
Dominion Resources, Inc. 6.000%, 07/01/16	28,000	1,496,600

Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc. Series D 7.000%, 12/31/49 (a)	70,000	1,800,400
Weyerhaeuser Co. Series A 6.375%, 07/01/16 (a)	29,925	1,585,426

		3,385,826

Road & Rail—0.3%
Genesee & Wyoming, Inc. 5.000%, 10/01/15	30,000	3,789,900

Total Convertible Preferred Stocks (Cost $34,779,444)		37,481,022

Common Stocks—2.3%

Aerospace & Defense—0.1%
Precision Castparts Corp. (a)	7,500	1,704,300

Automobiles—0.1%
General Motors Co. (i)	25,000	899,250

Biotechnology—0.2%
Theravance, Inc. (a) (i)	40,780	1,667,494
Vertex Pharmaceuticals, Inc. (a) (i)	15,522	1,176,878

		2,844,372

Chemicals—0.3%
Axiall Corp. (a)	30,000	1,133,700
Monsanto Co.	30,000	3,131,100

		4,264,800

Commercial Banks—0.3%
Fifth Third Bancorp	275,000	4,961,000

Communications Equipment—0.1%
Palo Alto Networks, Inc. (a) (i)	30,000	1,374,600

Electrical Equipment—0.1%
Generac Holdings, Inc. (a)	20,000	852,800

Food Products—0.0%
Boulder Brands, Inc. (a) (i)	12,000	192,480

Health Care Providers & Services—0.1%
Team Health Holdings, Inc. (i)	40,000	1,517,600

IT Services—0.2%
Alliance Data Systems Corp. (a) (i)	10,000	2,114,700

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc. (a)	15,000	1,382,250

Oil, Gas & Consumable Fuels—0.3%
Concho Resources, Inc. (a) (i)	17,000	1,849,770
Kodiak Oil & Gas Corp. (a) (i)	100,000	1,206,000
Whiting Petroleum Corp. (a) (i)	30,000	1,795,500

		4,851,270

Paper & Forest Products—0.0%
PT Indah Kiat Pulp and Paper Corp. (i)	1,867,500	195,378

Personal Products—0.1%
Estee Lauder Cos., Inc. (The) - Class A (a)	20,000	1,398,000

Pharmaceuticals—0.0%
Bristol-Myers Squibb Co. (a)	10,000	462,800

Road & Rail—0.1%
Hertz Global Holdings, Inc. (a) (i)	30,000	664,800

Semiconductors & Semiconductor Equipment—0.0%
Broadcom Corp. - Class A	25,000	650,250

Software—0.2%
FireEye, Inc. (i)	2,100	87,213
Informatica Corp. (i)	35,000	1,363,950
VMware, Inc. - Class A (a) (i)	15,000	1,213,500

		2,664,663

MIST-170

Met Investors Series Trust

Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association (a) (i)	227,275	$297,730

Total Common Stocks (Cost $36,991,024)		33,293,043

U.S. Treasury & Government Agencies—0.8%

Agency Sponsored Mortgage - Backed—0.8%
Fannie Mae 30 Yr. Pool 3.500%, 07/01/43 (Cost $12,180,444)	11,916,774	12,140,229

Total U.S. Treasury & Government Agencies (Cost $12,180,444)		12,140,229

Preferred Stocks—0.4%

Commercial Banks—0.3%
GMAC Capital Trust I, 8.125% (b)	50,000	1,337,500
Texas Capital Bancshares, Inc., 6.500% (a)	86,800	1,860,992
U.S. Bancorp. Series A, 3.500% (b)	2,305	1,739,261

		4,937,753

Thrifts & Mortgage Finance—0.1%
Federal National Mortgage Association, Series S, 8.250% (b) (i)	136,300	795,992

Total Preferred Stocks (Cost $8,670,566)		5,733,745

Municipals—0.3%
Metropolitan Government of Nashville & Davidson County, Convention Center Authority, Build America Bonds 6.731%, 07/01/43 (Cost $3,403,215)	3,350,000	3,738,165

Investment Company Security—0.1%
SPDR S&P 500 ETF Trust (Cost $1,685,805)	10,000	1,681,000

Foreign Government—0.1%

Sovereign—0.1%
Bermuda Government International Bond 4.138%, 01/03/23 (144A) (a) (Cost $1,750,000)	1,750,000	1,680,000

Warrants—0.1%
Security Description	Shares/Principal Amount*	Value

Auto Components—0.1%
Cooper-Standard Holding, Inc., Strike Price $27.33, Expires 11/27/17 (h) (i)	20,875	500,791

Media—0.0%
Ion Media Second Lien Warrants, Expires 12/18/16 (h) (i)	395	122,450
Ion Media Unsecured Debt Warrant, Expires 12/18/16 (h) (i)	390	48,750

		171,200

Total Warrants (Cost $2,394,059)		671,991

Short-Term Investments—19.7%

Mutual Fund—17.4%
State Street Navigator Securities Lending MET Portfolio (j)	250,723,869	250,723,869

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $32,683,000 on 10/01/13, collateralized by $33,380,000 U.S.Treasury Note at 0.250% due 09/30/15 with a value of $33,338,275.	32,683,000	32,683,000

Total Short-Term Investments (Cost $283,406,869)		283,406,869

Total Investments—116.3% (Cost $1,628,887,201) (k)		1,671,685,406
Other assets and liabilities (net)—(16.3)%		(234,183,257)

Net Assets—100.0%		$1,437,502,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $241,128,826 and the collateral received consisted of cash in the amount of $250,723,869 and non-cash collateral with a value of $467,775. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio's custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $848,906.

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(e)	Security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent less than 0.05% of net assets.
(g)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(h)	Illiquid security. As of September 30, 2013, these securities represent 1.5% of net assets.
(i)	Non-income producing security.
(j)	Represents investment of cash collateral received from securities lending transactions.
(k)	As of September 30, 2013, the aggregate cost of investments was $1,628,887,201. The aggregate unrealized appreciation and depreciation of investments were $83,457,219 and $(40,659,014), respectively, resulting in net unrealized appreciation of $42,798,205.
(l)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $51,381,428, which is 3.6% of net assets. See details shown in the Restricted Securities table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $429,031,825, which is 29.8% of net assets.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(ETF)—	Exchange-Traded Fund
(EUR)—	Euro

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alliance Data Systems Corp.	03/22/12	$8,500,000	$8,659,375	$8,797,500
Allied Nevada Gold Corp.	04/12/13	446,000	421,450	307,422
American Rock Salt Co. LLC / American Rock Capital Corp.	04/15/11	3,450,000	3,450,000	3,329,250
Artesyn Escrow, Inc.	09/26/13	1,600,000	1,601,250	1,610,000
Brookstone Co., Inc.	11/02/06	3,089,000	3,445,052	2,448,033
CDR DB Sub, Inc.	10/05/12	4,500,000	4,539,825	4,500,000
Compiler Finance Sub, Inc.	05/02/13	2,850,000	2,906,344	2,807,250
Cubist Pharmaceuticals, Inc.	09/05/13	1,000,000	1,020,750	1,076,250
IFM US Colonial Pipeline 2 LLC	04/14/11	4,900,000	4,897,814	5,148,748
LBC Tank Terminals Holding Netherlands B.V.	05/08/13	1,350,000	1,383,119	1,356,750
NESCO LLC / NESCO Holding Corp.	04/05/12	2,400,000	2,366,299	2,676,000
NSG Holdings LLC / NSG Holdings, Inc.	01/25/13	3,175,000	3,357,500	3,333,750
Phibro Animal Health Corp.	06/28/10	4,225,000	4,321,704	4,541,875
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp.	05/30/12	2,140,000	2,205,625	2,332,600
Snoqualmie Entertainment Authority	02/15/07	1,975,000	1,832,401	1,975,000
Sophia L.P. / Sophia Finance, Inc.	01/11/12	2,200,000	2,291,594	2,387,000
Sprint Corp.	09/04/13	1,600,000	1,600,000	1,632,000
Tops Holding II Corp.	05/08/13	1,100,000	1,089,670	1,122,000

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
U.S. Treasury Note 10 Year Futures	12/19/13	(350)	USD	(43,374,022)	$(862,697)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$5,872,500	$—	$5,872,500
Aerospace/Defense	—	25,796,747	—	25,796,747
Agriculture	—	3,329,250	—	3,329,250
Airlines	—	2,359,557	—	2,359,557
Apparel	—	5,249,000	—	5,249,000
Auto Manufacturers	—	3,563,750	—	3,563,750
Auto Parts & Equipment	—	15,733,563	—	15,733,563
Banks	—	36,221,504	—	36,221,504
Beverages	—	2,293,750	—	2,293,750
Biotechnology	—	3,771,250	—	3,771,250
Building Materials	—	12,437,720	—	12,437,720
Chemicals	—	39,444,068	—	39,444,068
Coal	—	1,132,500	—	1,132,500
Commercial Services	—	44,786,768	—	44,786,768
Computers	—	16,736,000	—	16,736,000
Cosmetics/Personal Care	—	8,519,088	—	8,519,088
Distribution/Wholesale	—	3,259,500	—	3,259,500
Diversified Financial Services	—	53,354,425	—	53,354,425
Electric	—	27,143,416	—	27,143,416
Electrical Components & Equipment	—	6,211,250	—	6,211,250
Electronics	—	3,326,046	—	3,326,046
Energy-Alternate Sources	—	2,214,973	—	2,214,973
Engineering & Construction	—	6,832,813	—	6,832,813
Entertainment	—	28,944,042	—	28,944,042
Environmental Control	—	2,673,000	—	2,673,000
Food	—	18,145,433	—	18,145,433
Forest Products & Paper	—	3,195,000	—	3,195,000
Gas	—	1,356,750	—	1,356,750
Hand/Machine Tools	—	4,959,500	—	4,959,500
Healthcare-Products	—	5,835,417	—	5,835,417
Healthcare-Services	—	50,377,719	—	50,377,719
Holding Companies-Diversified	—	1,110,000	—	1,110,000
Home Builders	—	10,303,750	—	10,303,750
Household Products/Wares	—	21,974,937	—	21,974,937
Insurance	—	13,006,270	—	13,006,270
Internet	—	10,431,100	—	10,431,100
Iron/Steel	—	7,903,493	—	7,903,493
Leisure Time	—	1,455,000	—	1,455,000
Lodging	—	14,586,563	—	14,586,563
Machinery-Diversified	—	13,110,423	—	13,110,423
Media	—	57,844,125	—	57,844,125
Metal Fabricate/Hardware	—	6,836,935	—	6,836,935
Mining	—	8,094,349	—	8,094,349
Miscellaneous Manufacturing	—	14,833,750	—	14,833,750
Office Furnishings	—	3,337,905	—	3,337,905
Oil & Gas	—	138,606,261	—	138,606,261
Oil & Gas Services	—	21,555,263	—	21,555,263
Packaging & Containers	—	28,451,660	—	28,451,660
Pharmaceuticals	—	8,500,688	—	8,500,688

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Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$35,748,301	$—	$35,748,301
Real Estate	—	1,077,526	—	1,077,526
Real Estate Investment Trusts	—	18,554,557	—	18,554,557
Retail	—	66,960,334	—	66,960,334
Savings & Loans	—	2,715,386	600	2,715,986
Semiconductors	—	8,676,250	—	8,676,250
Shipbuilding	—	2,693,750	—	2,693,750
Software	—	37,077,191	—	37,077,191
Telecommunications	—	122,755,613	—	122,755,613
Textiles	—	882,000	—	882,000
Transportation	—	17,191,577	—	17,191,577
Trucking & Leasing	—	2,676,000	—	2,676,000
Total Corporate Bonds & Notes	—	1,144,027,256	600	1,144,027,856
Total Convertible Bonds*	—	147,831,486	—	147,831,486
Convertible Preferred Stocks
Aerospace & Defense	6,479,000	—	—	6,479,000
Auto Components	—	1,188,973	—	1,188,973
Automobiles	2,206,600	—	—	2,206,600
Commercial Banks	710,944	—	—	710,944
Diversified Financial Services	1,269,000	7,170,719	—	8,439,719
Diversified Telecommunication Services	366,420	—	—	366,420
Electric Utilities	6,506,750	—	—	6,506,750
Iron/Steel	537,890	—	—	537,890
Metals & Mining	2,372,400	—	—	2,372,400
Multi-Utilities	1,496,600	—	—	1,496,600
Real Estate Investment Trusts	3,385,826	—	—	3,385,826
Road & Rail	—	3,789,900	—	3,789,900
Total Convertible Preferred Stocks	25,331,430	12,149,592	—	37,481,022
Common Stocks
Aerospace & Defense	1,704,300	—	—	1,704,300
Automobiles	899,250	—	—	899,250
Biotechnology	2,844,372	—	—	2,844,372
Chemicals	4,264,800	—	—	4,264,800
Commercial Banks	4,961,000	—	—	4,961,000
Communications Equipment	1,374,600	—	—	1,374,600
Electrical Equipment	852,800	—	—	852,800
Food Products	192,480	—	—	192,480
Health Care Providers & Services	1,517,600	—	—	1,517,600
IT Services	2,114,700	—	—	2,114,700
Life Sciences Tools & Services	1,382,250	—	—	1,382,250
Oil, Gas & Consumable Fuels	4,851,270	—	—	4,851,270
Paper & Forest Products	—	195,378	—	195,378
Personal Products	1,398,000	—	—	1,398,000
Pharmaceuticals	462,800	—	—	462,800
Road & Rail	664,800	—	—	664,800
Semiconductors & Semiconductor Equipment	650,250	—	—	650,250
Software	2,664,663	—	—	2,664,663
Thrifts & Mortgage Finance	297,730	—	—	297,730
Total Common Stocks	33,097,665	195,378	—	33,293,043
Total U.S. Treasury & Government Agencies*	—	12,140,229	—	12,140,229
Preferred Stocks
Commercial Banks	3,198,492	1,739,261	—	4,937,753
Thrifts & Mortgage Finance	795,992	—	—	795,992
Total Preferred Stocks	3,994,484	1,739,261	—	5,733,745
Total Municipals	—	3,738,165	—	3,738,165
Total Investment Company Security	1,681,000	—	—	1,681,000
Total Foreign Government*	—	1,680,000	—	1,680,000

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Lord Abbett Bond Debenture Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Warrants
Auto Components	$500,791	$—	$—	$500,791
Media	—	171,200	—	171,200
Total Warrants	500,791	171,200	—	671,991
Short-Term Investments
Mutual Fund	250,723,869	—	—	250,723,869
Repurchase Agreement	—	32,683,000	—	32,683,000
Total Short-Term Investments	250,723,869	32,683,000	—	283,406,869
Total Investments	$315,329,239	$1,356,355,567	$600	$1,671,685,406

Collateral for securities loaned (Liability)	$—	$(250,723,869)	$—	$(250,723,869)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(862,697)	$—	$—	$(862,697)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Accrued Premiums	Change in Unrealized Depreciation	Balance as of September 30, 2013	Change in Unrealized Depreciation from investments still held at September 30, 2013
Corporate Bonds & Notes
Saving & Loans	$600	$113	$(113)	$600	$(113)

MIST-175

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—97.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
inVentiv Health, Inc. Incremental Term Loan 7.750%, 05/15/18	1,555,356	$1,523,277
Term Loan 7.500%, 08/04/16	1,681,243	1,645,517

		3,168,794

Aerospace/Defense—1.7%
Beechcraft Holdings LLC Term Loan 5.750%, 02/14/20	775,000	780,812
DAE Aviation Holdings, Inc. Term Loan 6.250%, 10/29/18	681,193	684,599
6.250%, 11/02/18	308,807	310,351
Ducommun, Inc. Term Loan 4.750%, 06/28/17	368,750	373,129
Evergreen International Aviation, Inc. Term Loan 5.000%, 06/30/15 (b) (e)	98,193	78,554
Flying Fortress, Inc. Term Loan 3.500%, 06/30/17	2,729,167	2,727,461
Sequa Corp. Term Loan 5.250%, 06/19/17	1,513,563	1,520,815
Silver II US Holdings LLC Term Loan 4.000%, 12/13/19	4,420,356	4,395,797
Transdigm, Inc. Term Loan 3.750%, 02/28/20	5,316,234	5,308,260

		16,179,778

Apparel—0.0%
Wolverine Worldwide, Inc. Term Loan 4.001%, 07/31/19	355,725	357,726

Auto Manufacturers—0.7%
ASP HHI Acquisition Co., Inc. Term Loan 5.000%, 10/05/18	1,837,300	1,854,524
Chrysler Group LLC Term Loan 4.250%, 05/24/17	4,825,318	4,867,038

		6,721,562

Auto Parts & Equipment—2.7%
Affinia Group Intermediate Holdings, Inc. Term Loan 4.750%, 04/27/20	548,625	549,997

Auto Parts & Equipment—(Continued)
Federal-Mogul Corp. Term Loan 2.116%, 12/29/14	3,538,538	$3,484,197
2.118%, 12/28/15	2,846,313	2,802,602
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 4.750%, 04/30/19	7,300,000	7,359,312
Jason, Inc. Term Loan 5.023%, 02/28/19	512,021	512,021
Metaldyne LLC Term Loan 5.000%, 12/18/18	1,265,438	1,274,928
Pacific Industrial Services US Finco LLC First Lien Term Loan 0.000%, 09/24/18 (c)	1,300,000	1,304,875
Schaeffler AG Term Loan 4.250%, 01/27/17	775,000	778,681
Tomkins LLC Term Loan 3.750%, 09/29/16	2,947,430	2,955,721
Tower Automotive Holdings USA LLC Term Loan 4.750%, 04/23/20	798,000	800,992
Veyance Technologies, Inc. First Lien Term Loan 5.250%, 09/08/17	3,358,125	3,351,829

		25,175,155

Beverages—0.1%
Constellation Brands, Inc. Term Loan 2.750%, 06/05/20	798,000	794,384

Building Materials—0.4%
Armstrong World Industries, Inc. Term Loan 3.500%, 03/16/20	796,000	794,507
CPG International, Inc. Term Loan 0.000%, 09/30/20 (c)	625,000	622,266
Preferred Proppants LLC Term Loan 11.750%, 12/15/16	1,921,984	1,340,584
Summit Materials Cos. I LLC Term Loan 5.000%, 01/30/19	444,392	445,781
Tank Holding Corp. Term Loan 4.250%, 07/09/19	905,239	903,542

		4,106,680

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Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Capital Markets—0.6%
Armor Holding II LLC First Lien Term Loan 5.750%, 06/11/20	673,313	$670,367
Cetera Financial Group, Inc. Term Loan 6.500%, 08/02/19	725,000	725,000
Compass Investors, Inc. Term Loan 5.000%, 12/27/19	2,059,438	2,072,309
Guggenheim Partners LLC Term Loan 4.000%, 07/17/20	850,000	854,038
Mitel U.S. Holdings, Inc. Term Loan 7.000%, 02/27/19	721,375	726,785
NXT Capital, Inc. Term Loan 7.500%, 09/04/18	750,000	746,250

		5,794,749

Chemicals—3.9%
AIlnex USA, Inc. Term Loan 4.500%, 10/03/19	423,937	424,998
Arysta LifeScience Corp. First Lien Term Loan 4.500%, 05/29/20	2,244,375	2,247,181
Axalta Coatings Systems US Holdings, Inc. Term Loan 4.750%, 02/03/20	4,999,875	5,022,644
AZ Chem US, Inc. Term Loan 5.250%, 12/22/17	884,389	892,957
Chemtura Corp. Term Loan 5.500%, 08/27/16	1,097,187	1,106,788
Emerald Performance Materials LLC Term Loan 6.750%, 05/18/18	666,564	671,563
General Chemical Corp. Term Loan 5.002%, 10/06/15	272,537	275,489
Huntsman International LLC Extended Term Loan 2.714%, 04/19/17	1,348,302	1,350,951
Ineos U.S. Finance LLC Term Loan 4.000%, 05/04/18	8,082,910	8,009,662
MacDermid, Inc. First Lien Term Loan 4.000%, 06/08/20	748,125	749,762
Second Lien Term Loan 7.750%, 12/07/20	500,000	507,500
Omnova Solutions, Inc. Term Loan 4.250%, 05/31/18	1,777,250	1,789,468

Chemicals—(Continued)
OXEA Finance LLC Term Loan 4.250%, 01/15/20	675,000	673,726
PQ Corp. Term Loan 4.500%, 08/07/17	1,858,953	1,872,119
Taminco Global Chemical Corp. Term Loan 4.250%, 02/15/19	369,396	371,705
Tata Chemicals North America, Inc. Term Loan 3.750%, 08/07/20	1,172,063	1,171,330
Tronox Pigments (Netherlands) B.V. Term Loan 4.500%, 03/19/20	4,264,313	4,296,295
Unifrax Corp. Term Loan 4.250%, 11/28/18	277,131	278,447
Univar, Inc. Term Loan 5.000%, 06/30/17	4,964,691	4,798,905

		36,511,490

Coal—1.1%
Alpha Natural Resources, Inc. Term Loan 3.500%, 05/22/20	2,761,125	2,644,468
Arch Coal, Inc. Term Loan 5.750%, 05/16/18	2,815,685	2,744,707
Murray Energy Corp. Term Loan 4.750%, 05/24/19	374,063	374,180
Patriot Coal Corp. Term Loan 9.250%, 12/31/13	800,000	800,000
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	373,310	371,444
Walter Energy, Inc. Term Loan 6.750%, 04/02/18	3,336,381	3,214,046

		10,148,845

Commercial Services—7.0%
Allied Security Holdings LLC First Lien Term Loan 5.250%, 02/03/17	390,012	392,206
Altegrity, Inc. Term Loan 5.000%, 02/21/15	2,495,849	2,445,933
7.750%, 02/20/15	398,549	396,224
Audio Visual Services Group, Inc. Term Loan 6.750%, 11/09/18	1,064,250	1,077,553

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Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
BakerCorp International, Inc. Term Loan 4.250%, 02/14/20	2,263,625	$2,249,477
BAR/BRI Review Courses, Inc. Term Loan 5.250%, 06/16/17	588,094	591,034
Booz Allen Hamilton, Inc. Term Loan 3.750%, 07/31/19	792,000	791,505
Brickman Group Holdings, Inc. Term Loan 3.259%, 10/14/16	427,751	429,622
4.000%, 09/28/18	539,501	541,861
Bright Horizons Family Solutions, Ltd. Term Loan 4.000%, 01/30/20	1,492,481	1,495,512
Catalent Pharma Solutions, Inc. Term Loan 3.679%, 09/15/16	2,217,549	2,226,419
4.250%, 09/15/17	1,082,084	1,086,481
Ceridian Corp. Term Loan 4.429%, 05/09/17	1,225,000	1,227,042
ClientLogic Corp. Extended Term Loan 7.019%, 01/30/17	2,394,165	2,382,194
Education Management LLC Term Loan 8.250%, 03/29/18	1,992,106	1,957,658
Genpact International, Inc. Term Loan 3.500%, 08/30/19	1,538,394	1,545,445
Hertz Corp. (The) Term Loan 3.000%, 03/11/18	2,535,260	2,526,942
3.750%, 03/12/18	1,786,500	1,790,296
IAP Worldwide Services, Inc. Term Loan 10.000%, 12/31/15	1,307,062	686,208
Interactive Data Corp. Term Loan 3.750%, 02/11/18	3,496,760	3,490,203
ISS Holdings A/S Term Loan 3.750%, 04/30/18	448,875	450,745
KAR Auction Services, Inc. Term Loan 3.750%, 05/19/17	4,707,589	4,730,365
Language Line LLC Term Loan 6.250%, 06/20/16	1,974,309	1,964,438
Laureate Education, Inc. Extended Term Loan 5.250%, 06/18/18	6,540,292	6,564,818

Commercial Services—(Continued)
Live Nation Entertainment, Inc. Term Loan 3.500%, 08/16/20	2,723,621	2,720,216
McGraw-Hill Global Education Holdings LLC Term Loan 9.000%, 03/22/19	796,000	806,945
Merrill Communications LLC First Lien Term Loan 7.308%, 03/08/18	696,500	701,144
Moneygram International, Inc. Term Loan 4.250%, 03/27/20	921,622	922,966
Monitronics International, Inc. Term Loan 4.250%, 03/23/18	2,156,768	2,159,464
ServiceMaster Co. Extended Term Loan 4.440%, 01/31/17	2,903,496	2,841,796
Term Loan 4.250%, 01/31/17	1,414,313	1,380,133
Truven Health Analytics, Inc. Term Loan 4.500%, 06/01/19	1,608,770	1,613,798
U.S. Security Holdings, Inc. Term Loan 6.000%, 07/28/17	686,574	693,010
Visant Holding Corp. Term Loan 5.250%, 12/22/16	1,831,515	1,782,867
Weight Watchers International, Inc. Term Loan 3.750%, 04/02/20	7,139,125	7,012,741

		65,675,261

Communications Equipment—0.1%
Blue Coat Systems, Inc. Term Loan 4.500%, 05/31/19	1,000,000	1,003,125

Computers—3.0%
Attachmate Corp. First Lien Term Loan 7.250%, 11/22/17	2,706,553	2,720,648
Dell, Inc. Term Loan 0.000%, 10/31/18 (c)	1,650,000	1,642,266
0.000%, 04/30/20 (c)	9,200,000	9,062,957
Expert Global Solutions, Inc. Term Loan 8.500%, 04/03/18	1,850,614	1,889,940
Mercury Payment Systems Canada LLC Term Loan 5.500%, 07/03/17	957,434	965,812
Sirius Computer Solutions, Inc. Term Loan 7.000%, 11/30/18	513,462	521,805

MIST-178

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
SkillSoft Corp. Term Loan 5.000%, 05/26/17	671,169	$674,525
SunGard Data Systems, Inc. Term Loan 3.932%, 02/28/17	2,360,904	2,371,214
4.000%, 03/09/20	6,790,875	6,831,199
TASC, Inc. Term Loan 4.500%, 12/18/15	769,775	756,304
TNS, Inc. First Lien Term Loan 5.000%, 02/14/20	842,593	852,072

		28,288,742

Computers & Peripherals—0.1%
Smart Technologies ULC Term Loan 10.500%, 01/31/18	625,000	600,000

Construction Materials—0.4%
Fairmount Minerals, Ltd. Term Loan 4.313%, 03/15/17	400,000	400,500
5.000%, 09/05/19	2,025,000	2,031,316
Quikrete Holdings, Inc. First Lien Term Loan 0.000%, 09/25/20 (c)	1,000,000	1,003,591

		3,435,407

Containers & Packaging—0.0%
Multi Packaging Solutions, Inc. Term Loan 4.250%, 08/21/20	350,000	351,969

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp. Acquisition Term Loan 0.000%, 08/19/19 (c)	1,200,000	1,197,000

Distribution/Wholesale—0.9%
ABC Supply Co., Inc. Term Loan 3.500%, 04/16/20	1,250,000	1,243,125
Michael Foods Group, Inc. Term Loan 4.250%, 02/23/18	2,187,501	2,204,819
VWR Funding, Inc. Extended Term Loan 4.179%, 04/03/17	2,208,313	2,211,073
4.429%, 04/03/17	3,125,719	3,125,719

		8,784,736

Diversified Consumer Services—0.0%
WASH Multifamily Laundry Systems LLC Term Loan 5.250%, 02/21/19	299,250	299,998

Diversified Financial Services—2.9%
Altisource Solutions S.A.R.L. First Lien Term Loan 5.750%, 11/27/19	1,216,932	1,227,580
American Capital Holdings, Inc. Term Loan 4.000%, 08/22/16	600,000	603,000
Citco Funding LLC Term Loan 4.250%, 05/23/18	2,452,573	2,454,616
Clipper Acquisitions Corp. Term Loan 4.000%, 02/06/20	1,516,050	1,525,033
Grosvenor Capital Management Holdings LLP Extended Term Loan 4.188%, 12/05/16	1,415,428	1,412,774
Hamilton Lane Advisors LLC Term Loan 5.250%, 02/23/18	634,177	635,763
Harbourvest Partners LLC Term Loan 4.750%, 11/21/17	769,680	775,452
Home Loan Servicing Solutions, Ltd. Term Loan 4.500%, 06/19/20	1,047,375	1,059,158
La Frontera Generation LLC Term Loan 4.500%, 09/30/20	608,810	611,854
LPL Holdings, Inc. Term Loan 2.679%, 03/29/17	484,375	482,786
3.250%, 03/29/19	3,446,456	3,437,840
MIP Delaware LLC Term Loan 4.000%, 03/09/20	643,443	647,465
Nuveen Investments, Inc. Term Loan 4.179%, 05/15/17	6,025,000	5,973,787
Ocwen Financial Corp. Term Loan 5.000%, 02/15/18	1,194,000	1,210,977
Shield Finance Co. S.A.R.L. Term Loan 6.500%, 05/10/19	962,813	943,556
Trans Union LLC Term Loan 4.250%, 02/10/19	2,893,421	2,912,711
Walter Investment Management Corp. Term Loan 5.750%, 11/28/17	1,443,874	1,460,117

		27,374,469

MIST-179

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electric—1.8%
AES Corp. Term Loan 3.750%, 06/01/18	2,537,947	$2,554,263
Calpine Corp. Term Loan 4.000%, 04/02/18	4,877,250	4,891,450
4.000%, 10/09/19	792,000	793,980
Covanta Energy Corp. Term Loan 3.500%, 03/28/19	394,000	396,216
Equipower Resources Holdings LLC Term Loan 4.250%, 12/31/19	573,563	576,191
LSP Madison Funding LLC Term Loan 5.500%, 06/28/19	528,000	533,610
NRG Energy, Inc. Term Loan 2.750%, 07/02/18	4,056,988	4,037,653
Raven Power Finance LLC Term Loan 8.250%, 11/15/18	496,250	509,897
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.710%, 10/10/17	4,151,565	2,802,307

		17,095,567

Electrical Components & Equipment—0.2%
Pelican Products, Inc. First Lien Delayed Draw Term Loan 7.000%, 07/11/18	814,688	817,743
Tallgrass Operations LLC Term Loan 5.250%, 11/13/18	1,137,634	1,148,441

		1,966,184

Electronics—2.4%
Aeroflex, Inc. Term Loan 4.500%, 11/11/19	1,783,830	1,799,706
Allflex Holdings III, Inc. First Lien Term Loan 4.250%, 07/17/20	625,000	627,930
CDW LLC Term Loan 3.500%, 04/29/20	3,309,126	3,266,382
CompuCom Systems, Inc. Term Loan 4.250%, 05/11/20	1,271,813	1,269,163
Digital Generation, Inc. Term Loan 7.250%, 07/26/18	1,211,519	1,214,548
Eagle Parent, Inc. Term Loan 4.500%, 05/16/18	2,566,233	2,574,573

Electronics—(Continued)
Edwards (Cayman Islands II), Ltd. Term Loan 4.750%, 03/26/20	1,665,661	1,668,576
EIG Investors Corp. First Lien Term Loan 6.250%, 11/11/19	1,985,000	1,994,925
Fender Musical Instruments Corp. Term Loan 5.750%, 04/03/19	457,188	458,330
Generac Power Systems, Inc. Term Loan 3.500%, 05/29/20	2,500,000	2,482,293
Sensata Technologies Finance Co. LLC Term Loan 3.750%, 05/11/18	1,722,739	1,733,909
Sensus USA, Inc. First Lien Term Loan 4.750%, 05/09/17	3,095,625	3,077,246

		22,167,581

Engineering & Construction—0.1%
Brock Holdings III, Inc. Term Loan 6.009%, 03/16/17	813,664	818,072

Entertainment—1.8%
Affinity Gaming LLC Term Loan 5.500%, 11/09/17	407,431	410,487
Bally Technologies, Inc. Term Loan 0.000%, 08/31/20 (c)	1,325,000	1,327,319
Cedar Fair, L.P. Term Loan 3.250%, 03/06/20	1,194,000	1,198,925
Dave & Buster’s, Inc. Term Loan 4.500%, 06/01/16	581,477	585,838
National CineMedia LLC Term Loan 2.930%, 11/26/19	500,000	497,750
Penn National Gaming, Inc. Term Loan 3.750%, 07/16/18	1,202,098	1,205,425
Pinnacle Entertainment, Inc. Term Loan 3.750%, 08/13/20	972,563	974,994
Scientific Games International, Inc. Term Loan 0.000%, 05/22/20 (c)	3,550,000	3,526,229
SeaWorld Parks & Entertainment, Inc. Term Loan 3.000%, 05/14/20	3,044,344	3,013,900
Seminole Hard Rock Entertainment, Inc. Term Loan 3.500%, 05/14/20	274,313	274,427

MIST-180

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Seminole Tribe of Florida Term Loan 3.000%, 04/29/20	627,250	$627,250
Six Flags Theme Parks, Inc. Term Loan 4.001%, 12/20/18	2,032,452	2,052,301
US Finco LLC First Lien Term Loan 4.000%, 05/29/20	448,875	448,034
WMG Acquisition Corp. Term Loan 3.750%, 07/01/20	1,000,000	996,667

		17,139,546

Environmental Control—0.9%
ADS Waste Holdings, Inc. Term Loan 4.250%, 10/09/19	5,337,175	5,344,802
Progressive Waste Solutions, Ltd. Term Loan 3.500%, 10/24/19	521,062	521,062
Tervita Corp. Term Loan 6.250%, 05/15/18	2,589,494	2,537,704

		8,403,568

Food—5.4%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	1,265,438	1,274,137
American Seafoods Group LLC Term Loan 4.250%, 03/16/18	425,629	424,919
ARAMARK Corp. Extended Letter of Credit 3.679%, 07/26/16	314,351	315,370
Extended Term Loan 3.709%, 07/26/16	1,904,066	1,909,984
3.748%, 07/26/16	1,987,191	1,993,878
Term Loan 4.000%, 09/09/19	2,500,000	2,511,313
Blue Buffalo Co., Ltd. Term Loan 4.750%, 08/08/19	1,237,523	1,246,031
Centerplate, Inc. Term Loan 5.753%, 10/15/18	372,188	373,583
Clearwater Seafoods, Ltd. Term Loan 5.750%, 06/24/19	448,875	450,745
CSM Bakery Supplies LLC First Lien Term Loan 4.750%, 07/03/20	1,000,000	994,375

Food—(Continued)
Del Monte Foods Co. Term Loan 4.000%, 03/08/18	7,019,960	7,013,382
Dole Food Co., Inc. Term Loan 3.753%, 04/01/20	1,716,375	1,716,018
High Liner Foods, Inc. Term Loan 4.750%, 12/31/17	581,799	586,162
HJ Heinz Co. Term Loan 3.500%, 06/05/20	10,249,313	10,301,205
JBS USA Holdings, Inc. Incremental Term Loan 3.750%, 09/18/20	1,600,000	1,592,000
Term Loan 3.750%, 05/25/18	5,643,562	5,622,398
NPC International, Inc. Term Loan 4.500%, 12/28/18	638,083	642,869
Pinnacle Foods Finance LLC Incremental Term Loan 0.000%, 04/29/20 (c)	700,000	696,208
Term Loan 3.250%, 04/29/20	3,681,500	3,656,650
Supervalu, Inc. Term Loan 5.000%, 03/21/19	2,657,092	2,653,356
US Foods, Inc. Term Loan 4.500%, 03/29/19	3,890,250	3,881,742
Windsor Quality Food Co., Ltd. Term Loan 5.000%, 02/16/17	1,111,250	1,111,945

		50,968,270

Food Service—0.3%
OSI Restaurant Partners LLC Term Loan 3.500%, 10/25/19	2,583,750	2,583,750
Sagittarius Restaurants LLC Term Loan 6.262%, 10/01/18	593,572	595,797

		3,179,547

Forest Products & Paper—0.1%
Expera Specialty Solutions LLC Term Loan 7.500%, 12/21/18	523,688	528,924

Hand/Machine Tools—0.1%
Apex Tool Group LLC Term Loan 4.500%, 01/31/20	696,500	699,765

MIST-181

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Hand/Machine Tools—(Continued)
Milacron LLC Term Loan 4.250%, 03/30/20	398,000	$398,166

		1,097,931

Healthcare - Products—2.9%
Alere, Inc. Term Loan 4.250%, 06/30/17	4,656,542	4,692,367
Biomet, Inc. Term Loan 3.697%, 07/25/17	7,442,533	7,472,772
BSN Medical, Inc. Term Loan 4.250%, 08/28/19	550,000	552,063
CeramTec Acquisition Corp. Term Loan 4.250%, 08/28/20	31,590	31,590
CHG Buyer Corp. First Lien Term Loan 5.000%, 11/19/19	841,533	848,634
Convatec, Inc. Term Loan 4.000%, 12/22/16	3,234,053	3,244,435
DJO Finance LLC Term Loan 4.750%, 09/15/17	2,784,107	2,798,898
Faenza Acquisition GmbH Term Loan 4.250%, 08/28/20	97,584	97,584
4.250%, 08/31/20	320,826	320,826
Hologic, Inc. Term Loan 3.750%, 08/01/19	1,592,996	1,600,961
Kinetic Concepts, Inc. Term Loan 4.500%, 05/04/18	4,873,793	4,911,871
Sage Products, Inc. Term Loan 4.250%, 12/13/19	526,730	529,473

		27,101,474

Healthcare - Services—7.2%
Alliance Healthcare Services, Inc. Term Loan 4.250%, 06/03/19	1,197,000	1,198,496
Apria Healthcare Group, Inc. Term Loan 6.750%, 04/05/20	573,563	580,011
Ardent Medical Services, Inc. Term Loan 6.750%, 07/02/18	3,006,044	3,026,710
ATI Holdings LLC Term Loan 5.750%, 12/20/19	421,813	426,558

Healthcare - Services—(Continued)
Community Health Systems, Inc. Extended Term Loan 3.760%, 01/25/17	7,452,862	7,465,286
CRC Health Corp. Extended Term Loan 4.679%, 11/16/15	2,067,582	2,077,920
DaVita, Inc. Term Loan 4.000%, 11/01/19	3,002,313	3,018,825
4.500%, 10/20/16	1,823,438	1,834,803
Drumm Investors LLC Term Loan 5.000%, 05/04/18	1,259,806	1,208,154
Emdeon Business Services LLC Term Loan 3.750%, 11/02/18	2,429,790	2,435,612
Envision Healthcare Corp. Term Loan 4.000%, 05/25/18	5,403,552	5,404,676
HCA, Inc. Extended Term Loan 2.679%, 05/01/16	875,000	875,821
2.929%, 05/01/18	5,056,543	5,054,435
Term Loan 2.998%, 03/31/17	5,175,000	5,173,613
Health Management Associates, Inc. Term Loan 3.500%, 11/16/18	3,001,362	3,004,847
Iasis Healthcare LLC Term Loan 4.500%, 05/03/18	1,533,375	1,544,876
Kindred Healthcare, Inc. Term Loan 4.250%, 06/01/18	1,692,107	1,692,107
LHP Hospital Group, Inc. Term Loan 9.000%, 07/03/18	518,438	513,253
Medpace, Inc. Term Loan 5.250%, 06/16/17	580,161	582,337
MMM Holdings, Inc. Term Loan 9.750%, 12/12/17	639,280	643,276
MSO of Puerto Rico, Inc. Term Loan 9.750%, 12/12/17	464,930	467,255
Multiplan, Inc. Term Loan 4.000%, 08/25/17	2,549,334	2,565,713
One Call Medical, Inc. Term Loan 5.500%, 08/16/19	1,193,438	1,202,388
Onex Carestream Finance L.P. First Lien Term Loan 5.000%, 06/07/19	2,814,375	2,835,922

MIST-182

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare - Services—(Continued)
Radnet Management, Inc. Term Loan 4.250%, 10/10/18	1,659,249	$1,664,176
Select Medical Corp. Incremental Term Loan 3.535%, 02/13/16	744,375	747,166
Term Loan 4.001%, 06/01/18	1,250,965	1,257,741
Sheridan Holdings, Inc. Term Loan 4.500%, 06/29/18	617,583	619,706
Steward Health Care System LLC Term Loan 6.750%, 04/15/20	1,349,125	1,312,024
TriZetto Group, Inc. (The) Term Loan 4.750%, 05/02/18	1,676,314	1,567,353
Universal Health Services, Inc. Term Loan 2.432%, 11/15/16	617,698	621,362
US Renal Care, Inc. Incremental First Lien Term Loan 5.250%, 07/03/19	1,225,000	1,234,188
Vanguard Health Holding Co II. LLC Term Loan 3.750%, 01/29/16	2,668,625	2,672,281
WC Luxco S.A.R.L. Term Loan 5.500%, 03/15/18	1,019,123	1,021,246

		67,550,137

Home Furnishings—0.3%
Tempur-Pedic International, Inc. Term Loan 3.500%, 03/18/20	2,502,956	2,486,922

Household Products/Wares—0.7%
Polarpark, Inc. First Lien Term Loan 4.500%, 06/05/20	241,801	243,010
Prestige Brands, Inc. Term Loan 3.750%, 01/31/19	314,867	316,599
Spectrum Brands, Inc. Term Loan 4.529%, 12/17/19	2,419,900	2,430,790
Spin Holdco, Inc. Term Loan 4.253%, 11/14/19	1,550,000	1,550,000
Sun Products Corp.(The) Term Loan 5.500%, 03/23/20	2,139,250	2,076,855
WNA Holdings, Inc. First Lien Term Loan 4.503%, 06/05/20	131,349	132,005

		6,749,259

Independent Power Producers & Energy Traders—0.3%
Calpine Construction Finance Co.L.P. Term Loan 3.000%, 05/04/20	1,022,438	1,004,332
3.250%, 01/31/22	399,000	393,015
Dynegy Holdings, Inc. Term Loan 4.000%, 04/23/20	951,462	951,264

		2,348,611

Industrial Conglomerates—0.1%
IG Investment Holdings LLC First Lien Term Loan 6.000%, 10/31/19	769,188	776,239

Insurance—2.4%
Alliant Holdings I, Inc. Term Loan 5.000%, 12/20/19	2,932,862	2,953,002
AmWINS Group, Inc. Term Loan 5.000%, 09/06/19	893,250	898,833
Asurion LLC Term Loan 3.500%, 07/08/20	947,625	915,939
4.500%, 05/24/19	8,983,369	8,913,586
CNO Financial Group, Inc. Term Loan 3.000%, 09/28/16	800,000	805,500
3.750%, 09/20/18	1,854,397	1,867,146
Cooper Gay Swett & Crawford, Ltd. First Lien Term Loan 5.000%, 04/16/20	473,813	471,740
Cunningham Lindsey US, Inc. First Lien Term Loan 5.000%, 12/10/19	893,810	892,692
HUB International, Ltd. Extended Term Loan 3.625%, 06/13/17	3,656,271	3,663,887
Sedgwick CMS Holdings, Inc. First Lien Term Loan 4.250%, 06/12/18	623,438	625,386
StoneRiver Holdings, Inc. First Lien Term Loan 4.500%, 11/29/19	423,938	421,818

		22,429,529

Internet—1.9%
Ascend Learning Term Loan 7.000%, 05/23/17	1,871,498	1,869,159
Getty Images, Inc. Term Loan 4.750%, 10/18/19	5,682,063	5,083,076
Go Daddy Operating Co. LLC Term Loan 4.250%, 12/17/18	2,840,595	2,836,334

MIST-183

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Internet Brands, Inc. Term Loan 6.250%, 03/15/19	1,915,375	$1,922,558
RP Crown Parent LLC First Lien Term Loan 6.750%, 12/21/18	3,550,675	3,583,224
Sabre, Inc. Term Loan 5.250%, 02/19/19	1,166,188	1,173,913
SurveyMonkey.com LLC Term Loan 5.500%, 02/05/19	547,250	551,683
Web.com Group, Inc. Term Loan 4.500%, 10/27/17	1,185,366	1,194,256

		18,214,203

Iron/Steel—0.2%
Essar Steel Algoma, Inc. Term Loan 8.750%, 09/19/14	990,000	1,003,613
United Central Industrial Supply Co. LLC Term Loan 7.500%, 10/09/18	1,138,500	1,030,342

		2,033,955

Leisure Time—1.5%
Bombardier Recreational Products, Inc. Term Loan 4.000%, 01/30/19	3,149,143	3,146,847
ClubCorp Club Operations, Inc. Term Loan 4.000%, 07/24/20	2,643,047	2,651,307
Delta 2 (LUX) S.A.R.L. Term Loan 4.500%, 04/30/19	3,866,146	3,907,224
Equinox Holdings, Inc. Term Loan 4.501%, 01/31/20	1,169,125	1,175,701
SRAM LLC Term Loan 4.024%, 04/10/20	1,918,167	1,894,190
Town Sports International, Inc. Term Loan 5.750%, 05/11/18	852,477	862,067

		13,637,336

Lodging—1.8%
Boyd Gaming Corp. Term Loan 4.000%, 08/14/20	475,000	475,198
Caesars Entertainment Operating Co. Extended Term Loan 5.429%, 01/26/18	3,912,103	3,553,903

Lodging—(Continued)
Four Seasons Holdings. Inc. First Lien Term Loan 4.250%, 06/27/20	700,000	707,000
Hilton Worldwide Finance LLC Term Loan 0.000%, 09/23/20 (c)	8,025,000	8,025,835
Las Vegas Sands LLC Extended Term Loan 2.680%, 11/23/16	1,523,782	1,524,522
MGM Resorts International Term Loan 3.500%, 12/20/19	2,481,250	2,475,933
Playa Resorts Holding B.V. Term Loan 4.750%, 08/06/19	475,000	478,859

		17,241,250

Machinery—0.7%
Allison Transmission, Inc. Term Loan 3.190%, 08/07/17	1,309,388	1,315,526
3.750%, 08/23/19	4,026,592	4,034,979
International Equipment Solutions LLC Term Loan 6.750%, 08/13/19	725,000	718,203
MEI Conlux Holdings (US), Inc. Term Loan 5.000%, 08/21/20	475,000	476,188

		6,544,896

Machinery - Construction & Mining—0.1%
Terex Corp. Term Loan 4.500%, 04/28/17	503,531	509,038

Machinery - Diversified—0.4%
Alliance Laundry Systems LLC Term Loan 4.250%, 12/10/18	1,327,848	1,331,998
CPM Acquisition Corp. First Lien Term Loan 6.250%, 08/29/17	470,250	472,601
Gardner Denver, Inc. Term Loan 4.250%, 07/30/20	1,800,000	1,785,999
Manitowoc Co., Inc. (The) Term Loan 4.250%, 11/13/17	127,298	127,736

		3,718,334

Media—8.0%
Acosta, Inc. Term Loan 5.000%, 03/02/18	4,440,124	4,460,105
Advanstar Communications, Inc. First Lien Term Loan 5.500%, 04/29/19	746,250	740,187

MIST-184

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Advantage Sales & Marketing, Inc. First Lien Term Loan 4.250%, 12/18/17	4,537,197	$4,562,718
AMC Entertainment, Inc. Term Loan 3.500%, 04/30/20	2,363,125	2,357,217
Atlantic Broadband Finance LLC Term Loan 3.250%, 12/02/19	816,750	813,687
Bragg Communications, Inc. Term Loan 3.500%, 02/28/18	394,000	395,477
Cequel Communications LLC Term Loan 3.500%, 02/14/19	6,082,375	6,086,651
Charter Communications Operating LLC Term Loan 3.000%, 07/01/20	1,321,688	1,310,743
3.000%, 01/04/21	2,777,413	2,754,102
Clear Channel Communications, Inc. Term Loan 3.829%, 01/29/16	448,575	424,184
6.929%, 01/30/19	1,323,104	1,225,525
Crossmark Holdings, Inc. First Lien Term Loan 4.500%, 12/20/19	1,466,307	1,452,560
Crown Media Holdings, Inc. Term Loan 4.000%, 07/14/18	807,069	807,069
CSC Holdings, Inc. Term Loan 2.679%, 04/17/20	3,266,813	3,235,167
Cumulus Media Holdings, Inc. First Lien Term Loan 4.500%, 09/17/18	4,670,932	4,712,774
Entercom Radio LLC Term Loan 5.026%, 11/23/18	451,733	454,557
Entravision Communications Corp. Term Loan 3.500%, 05/29/20	2,200,000	2,175,250
Foxco Acquisition Sub LLC Term Loan 5.500%, 07/14/17	1,282,777	1,291,061
Gray Television, Inc. Term Loan 4.750%, 10/15/19	481,982	485,446
Information Resources, Inc. Term Loan 0.000%, 09/30/20 (c)	1,250,000	1,250,000
Kabel Deutschland GMBH Term Loan 3.250%, 02/01/19	3,025,000	3,030,672
Kasima LLC Term Loan 3.250%, 05/17/21	950,000	947,031

Media—(Continued)
LIN Television Corp. Term Loan 4.000%, 12/21/18	540,383	542,747
LodgeNet Interactive Corp. Reinstated Term Loan 6.750%, 03/31/18	814,392	464,204
Media General, Inc. Delayed Draw Term Loan 3.250%, 07/31/20 (d)	1,100,000	1,104,116
Media Holdco L.P. Term Loan 7.250%, 07/24/18	1,316,306	1,322,888
Mediacom Illinois LLC Term Loan 4.500%, 10/23/17	484,962	486,630
Mission Broadcasting, Inc. Term Loan 0.000%, 09/24/20 (c)	312,500	313,867
4.250%, 12/03/19	399,137	400,634
Nexstar Broadcasting, Inc. Term Loan 0.000%, 09/30/20 (c)	62,500	62,773
4.250%, 12/03/19	944,113	947,653
Nielsen Finance LLC Term Loan 2.932%, 05/02/16	5,335,660	5,355,669
Nine Entertainment Group, Ltd. Incremental Term Loan 0.000%, 02/05/20 (c)	500,000	496,875
Term Loan 3.500%, 02/05/20	2,713,869	2,698,603
PRA Holdings, Inc. First Lien Term Loan 0.000%, 09/21/20 (c)	1,300,000	1,298,172
Raycom TV Broadcasting, Inc. Term Loan 4.250%, 05/31/17	806,437	806,437
Regal Cinemas, Inc. Term Loan 2.700%, 08/23/17	2,504,188	2,506,013
Rentpath, Inc. Term Loan 6.250%, 05/29/20	1,022,438	1,003,906
Sinclair Television Group, Inc. Term Loan 3.000%, 04/09/20	472,625	471,514
Springer Science + Business Media Deutschland GmbH Term Loan 5.000%, 07/31/20	1,100,000	1,094,500
Sterling Entertainment Enterprises LLC Term Loan 3.180%, 12/28/17 (b)	750,000	733,875
Tribune Co. Term Loan 4.000%, 12/31/19	2,635,112	2,644,981

MIST-185

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
TWCC Holdings Corp. Second Lien Term Loan 7.000%, 06/26/20	700,000	$720,125
Univision Communications, Inc. Extended Term Loan 4.500%, 03/02/20	4,808,687	4,796,065

		75,244,430

Metal Fabricate/Hardware—1.4%
Ameriforge Group, Inc. First Lien Term Loan 5.000%, 12/19/19	1,518,550	1,522,346
Constellium Holdco B.V. Term Loan 6.000%, 03/25/20	497,500	513,669
Grede LLC Term Loan 4.500%, 05/02/18	930,108	931,270
JFB Firth Rixson, Inc. Term Loan 4.250%, 06/30/17	1,295,237	1,294,428
JMC Steel Group, Inc. Term Loan 4.750%, 04/03/17	3,451,704	3,463,571
Rexnord LLC First Lien Term Loan 4.000%, 08/20/20	4,575,000	4,529,250
WireCo WorldGroup, Inc. Term Loan 6.000%, 02/15/17	618,750	622,617

		12,877,151

Mining—1.4%
FMG Resources (August 2006) Pty, Ltd. Term Loan 5.250%, 10/18/17	6,761,725	6,797,839
Neenah Foundry Co. Term Loan 6.750%, 04/26/17	469,063	469,063
Noranda Aluminum Acquisition Corp. Term Loan 5.750%, 02/28/19	985,000	929,594
Novelis, Inc. Term Loan 3.750%, 03/10/17	3,815,717	3,827,023
Waupaca Foundry, Inc. Term Loan 4.500%, 06/29/17	1,383,815	1,383,815

		13,407,334

Miscellaneous Manufacturing—0.8%
Colfax Corp. Term Loan 3.250%, 01/11/19	669,938	670,942

Miscellaneous Manufacturing—(Continued)
Husky Injection Molding Systems, Ltd. Term Loan 4.250%, 06/29/18	2,711,154	2,715,392
RGIS Services LLC Extended Term Loan 4.498%, 10/18/16	464,102	458,881
Term Loan 5.500%, 10/18/17	2,317,219	2,296,943
TriMas Corp. Term Loan 3.750%, 10/10/19	864,063	866,223

		7,008,381

Multi-Utilities—0.0%
Power Team Services LLC Delayed Draw Term Loan 3.250%, 05/06/20 (d)	33,333	33,000
First Lien Term Loan 4.250%, 05/06/20	266,000	263,340

		296,340

Office/Business Equipment—0.8%
Brand Energy & Infrastructure Services, Inc. Term Loan 6.250%, 10/23/18	816,750	820,706
Quintiles Transnational Corp. Incremental Term Loan 4.500%, 06/08/18	243,621	244,913
Term Loan 4.000%, 06/08/18	5,950,600	5,957,967

		7,023,586

Oil & Gas—2.3%
Bronco Midstream Funding LLC Term Loan 5.000%, 08/17/20	2,775,000	2,788,875
Citgo Petroleum Corp. Term Loan 8.000%, 06/24/15	93,125	94,173
9.000%, 06/23/17	1,353,714	1,384,173
Crestwood Holdings LLC Term Loan 7.000%, 06/19/19	1,923,646	1,954,905
Emerald Expositions Holdings, Inc. Term Loan 5.500%, 06/17/20	748,125	753,502
Fieldwood Energy LLC First Lien Term Loan 0.000%, 10/01/18 (c)	825,000	825,412
Second Lien Term Loan 0.000%, 10/01/20 (c)	550,000	550,344
MEG Energy Corp. Term Loan 3.750%, 03/31/20	7,989,969	8,033,666

MIST-186

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Obsidian Natural Gas Trust Term Loan 7.000%, 11/02/15	1,762,643	$1,769,253
Oxbow Carbon LLC Term Loan 4.250%, 07/19/19	469,063	472,580
Samson Investments Co. Second Lien Term Loan 6.000%, 09/25/18	825,000	827,991
Sheridan Production Partners I LLC Term Loan 5.000%, 09/14/19	1,932,945	1,938,583
5.000%, 09/25/19	412,577	413,781

		21,807,238

Packaging & Containers—1.9%
Berry Plastics Holding Corp. Term Loan 2.179%, 04/03/15	3,005,538	3,004,825
3.500%, 02/07/20	4,109,362	4,075,974
BWAY Corp. Term Loan 4.500%, 08/07/17	2,630,125	2,646,563
Pact Group Pty, Ltd. Term Loan 3.750%, 05/29/20	1,496,250	1,478,482
Reynolds Group Holdings, Inc. Term Loan 4.750%, 09/28/18	5,395,500	5,419,780
Sealed Air Corp. Term Loan 4.000%, 10/03/18	515,813	520,971
TricorBraun, Inc. Term Loan 4.003%, 05/03/18	618,750	621,586

		17,768,181

Pharmaceuticals—2.9%
Alkermes, Inc. Term Loan 3.500%, 09/18/19	372,180	372,336
Aptalis Pharma, Inc. Term Loan 6.250%, 02/10/17	2,249,250	2,253,467
Auxilium Pharmaceuticals, Inc. Term Loan 6.250%, 04/26/17	560,715	567,023
Grifols, Inc. Term Loan 4.250%, 06/01/17	3,047,753	3,073,363
Ikaria Acquisition, Inc. First Lien Term Loan 7.250%, 07/03/18	641,875	645,887
Par Pharmaceutical Cos., Inc. Term Loan 4.250%, 09/30/19	1,138,522	1,136,150

Pharmaceuticals—(Continued)
Pharmaceutical Product Development, Inc. Term Loan 4.250%, 12/05/18	1,836,125	1,844,540
RPI Finance Trust Incremental Term Loan 4.000%, 11/09/18	854,763	859,393
Term Loan 3.500%, 05/09/18	3,192,913	3,211,537
Valeant Pharmaceuticals International, Inc. Term Loan 3.750%, 02/13/19	1,696,834	1,699,379
3.750%, 12/11/19	4,591,875	4,597,615
4.500%, 08/05/20	4,739,188	4,779,916
Warner Chilcott Corp. Term Loan 5.500%, 03/15/18	1,856,277	1,860,143

		26,900,749

Pipelines—0.2%
Energy Transfer Equity L.P. Term Loan 3.750%, 03/24/17	1,147,500	1,154,751
Ruby Western Pipeline Holdings LLC Term Loan 3.500%, 03/27/20	462,232	461,269

		1,616,020

Real Estate—0.3%
RE/MAX International, Inc. Term Loan 4.000%, 07/31/20	1,795,500	1,800,551
Realogy Corp. Extended Term Loan 4.500%, 03/05/20	497,500	501,645
Starwood Property Trust, Inc. Term Loan 3.500%, 04/17/20	273,625	273,511

		2,575,707

Retail—7.3%
99 Cents Only Stores Term Loan 5.250%, 01/11/19	1,935,362	1,942,620
Albertson’s LLC Term Loan 4.250%, 03/21/16	421,495	423,339
4.750%, 03/21/19	675,005	674,795
Bass Pro Group LLC Term Loan 4.000%, 11/20/19	1,340,070	1,345,933
Burger King Corp. Term Loan 3.750%, 09/27/19	2,673,000	2,683,978

MIST-187

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
David’s Bridal, Inc. Term Loan 5.000%, 10/11/19	645,125	$648,351
DineEquity, Inc. Term Loan 3.750%, 10/19/17	2,617,736	2,633,854
Dunkin’ Brands, Inc. Term Loan 3.750%, 02/14/20	6,053,430	6,046,620
Evergreen Acquisition Co. 1, L.P. Term Loan 5.000%, 07/09/19	641,891	644,298
General Nutrition Centers, Inc. Term Loan 3.750%, 03/02/18	6,362,063	6,398,645
Harbor Freight Tools USA, Inc. First Lien Term Loan 4.750%, 07/26/19	1,100,000	1,112,925
J Crew Group, Inc. Term Loan 4.000%, 03/07/18	3,641,188	3,638,912
Jo-Ann Stores, Inc. Term Loan 4.000%, 03/16/18	2,754,044	2,755,766
Landry’s, Inc. Term Loan 4.750%, 04/24/18	2,477,236	2,498,397
Michaels Stores, Inc. Term Loan 3.750%, 01/28/20	2,493,750	2,502,211
National Vision, Inc. Term Loan 7.000%, 08/02/18	765,313	769,139
NBTY, Inc. Term Loan 3.500%, 10/01/17	8,115,571	8,148,545
Neiman Marcus Group, Inc. (The) Extended Term Loan 4.000%, 05/16/18	4,704,619	4,701,190
Ollie’s Bargain Outlet, Inc. Term Loan 5.250%, 09/27/19	471,439	473,206
P.F. Chang’s China Bistro, Inc. Term Loan 5.250%, 07/02/19	396,000	399,712
Pantry, Inc. Term Loan 4.750%, 08/02/19	420,750	422,854
Party City Holdings, Inc. Term Loan 4.250%, 07/29/19	1,339,875	1,340,289
Pep Boys-Manny, Moe & Jack (The) Term Loan 5.000%, 10/11/18	447,750	450,828

Retail—(Continued)
Petco Animal Supplies, Inc. Term Loan 4.000%, 11/24/17	3,710,235	3,719,125
Pilot Travel Centers LLC Term Loan 3.750%, 03/30/18	4,314,719	4,312,920
4.250%, 08/07/19	445,500	447,310
Rite Aid Corp. Second Lien Term Loan 5.750%, 08/21/20	450,000	461,362
Term Loan 4.000%, 02/21/20	3,731,250	3,742,134
Serta Simmons Holdings LLC Term Loan 5.000%, 10/01/19	1,563,188	1,569,701
Wendy’s International, Inc. Term Loan 3.250%, 05/15/19	1,313,195	1,312,647

		68,221,606

Semiconductors—0.8%
Freescale Semiconductor, Inc. Term Loan 5.000%, 02/28/20	2,810,875	2,826,321
Microsemi Corp. Term Loan 3.750%, 02/19/20	1,269,534	1,272,708
NXP B.V. Term Loan 4.500%, 03/03/17	1,950,000	1,981,687
4.750%, 01/11/20	893,250	908,324
Spansion LLC Term Loan 5.250%, 12/11/18	742,308	748,339

		7,737,379

Software—4.7%
Activision Blizzard, Inc. Term Loan 0.000%, 09/11/20 (c)	3,500,000	3,504,375
Acxiom Corp. Extended Term Loan 3.681%, 03/15/15	644,279	647,291
Applied Systems, Inc. First Lien Term Loan 4.250%, 12/08/16	1,831,763	1,842,447
Aspect Software, Inc. Term Loan 7.000%, 05/06/16	1,009,319	1,014,366
CCC Information Services, Inc. Term Loan 4.000%, 12/20/19	422,123	420,936
Cinedigm Digital Funding I LLC Term Loan 3.750%, 04/29/16	1,538,470	1,543,278

MIST-188

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
First Data Corp. Extended Term Loan 4.180%, 03/23/18	4,023,844	$3,996,180
Term Loan 4.180%, 03/24/17	500,000	498,375
4.180%, 09/24/18	1,850,000	1,840,056
Hyland Software, Inc. First Lien Term Loan 5.500%, 10/25/19	347,375	349,438
IMS Health, Inc. Term Loan 3.750%, 09/01/17	3,201,460	3,210,466
Infor (U.S.), Inc. Term Loan 3.750%, 06/03/20	443,800	441,720
5.250%, 04/05/18	6,621,846	6,654,955
ION Trading Technologies S.A.R.L First Lien Term Loan 4.500%, 05/22/20	623,438	624,217
Kronos, Inc. Term Loan 4.500%, 10/30/19	2,560,675	2,576,679
Magic Newco LLC First Lien Term Loan 5.000%, 12/12/18	1,361,276	1,363,261
MedAssets, Inc. Term Loan 4.000%, 12/13/19	435,500	436,861
Mitchell International, Inc First Lien Term Loan 3.813%, 03/28/16	2,036,894	2,038,591
Renaissance Learning, Inc. Term Loan 5.750%, 11/13/18	569,250	572,096
Rocket Software, Inc. Term Loan 5.750%, 02/08/18	417,566	418,436
Rovi Solutions Corp. Term Loan 3.500%, 03/29/19	746,250	739,236
SafeNet, Inc. Term Loan 2.679%, 04/12/14	355,335	355,261
Serena Software, Inc. Extended Term Loan 4.181%, 03/10/16	1,700,000	1,666,000
Term Loan 5.000%, 03/10/16	325,000	322,969
Sophia L.P. Term Loan 4.500%, 07/19/18	1,233,326	1,240,456
SS&C Technologies, Inc. Term Loan 3.500%, 06/07/19	1,103,982	1,106,131
SumTotal Systems LLC First Lien Term Loan 6.250%, 11/16/18	1,196,519	1,193,527

Software—(Continued)
VeriFone, Inc. Term Loan 4.250%, 12/28/18	99,366	99,242
Vertafore, Inc. First Lien Term Loan 4.250%, 10/03/19	1,044,750	1,048,668
Wall Street Systems, Inc. First Lien Term Loan 5.750%, 10/25/19	1,962,177	1,973,166
Websense, Inc. Term Loan 4.500%, 06/25/20	798,000	798,000

		44,536,680

Telecommunications—5.2%
Arris Group, Inc. Term Loan 3.500%, 04/17/20	2,017,369	2,005,392
Cellular South, Inc. Term Loan 3.250%, 05/22/20	373,125	372,892
CommScope, Inc. Term Loan 3.750%, 01/12/18	2,218,125	2,223,311
Cricket Communications, Inc. Term Loan 4.750%, 10/10/19	471,438	472,027
4.750%, 03/09/20	3,042,375	3,047,264
Crown Castle International Corp. Term Loan 3.250%, 01/31/19	2,890,799	2,869,375
Genesys Telecom Holdings U.S., Inc. Term Loan 4.000%, 02/07/20	1,543,435	1,543,918
Intelsat Jackson Holdings S.A. Term Loan 4.250%, 04/02/18	9,803,394	9,844,244
MCC Iowa LLC Term Loan 1.890%, 01/30/15	1,175,044	1,168,190
3.250%, 01/29/21	947,625	941,999
SBA Finance LLC Term Loan 3.750%, 06/29/18	315,926	316,518
3.750%, 09/27/19	155,792	156,117
Syniverse Holdings, Inc. Term Loan 4.000%, 04/23/19	2,915,109	2,913,404
Telesat LLC Term Loan 3.500%, 03/28/19	3,678,577	3,669,337
UPC Financing Partnership Term Loan 3.250%, 06/30/21	4,028,489	4,010,864
4.000%, 01/29/21	775,000	780,328

MIST-189

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Virgin Media Investment Holdings, Ltd. Term Loan 3.500%, 06/08/20	5,975,000	$5,954,255
WaveDivision Holdings LLC Term Loan 4.000%, 10/15/19	297,750	298,308
West Corp. Term Loan 3.750%, 06/29/18	5,218,987	5,222,249
Windstream Corp. Term Loan 4.000%, 08/08/19	888,750	892,412

		48,702,404

Transportation—0.2%
Atlantic Aviation FBO, Inc. Term Loan 3.250%, 06/01/20	423,938	423,673
Swift Transportation Co., Inc. Term Loan 4.000%, 12/21/17	1,170,994	1,179,191

		1,602,864

Total Floating Rate Loans (Cost $920,049,931)		918,002,293

Corporate Bonds & Notes—0.0%

Aerospace/Defense—0.0%
Erickson Air-Crane, Inc. 6.000%, 11/02/20 (b) (e) (Cost $56,023)	71,875	51,527

Short-Term Investment—5.6%

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $52,758,000 on 10/01/13, collateralized by $54,635,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $53,815,475.	52,758,000	52,758,000

Total Short-Term Investment (Cost $52,758,000)		52,758,000

Total Investments—103.4% (Cost $972,863,954)		970,811,820
Unfunded Loan Commitments—(0.1)% (Cost $(1,133,333))		(1,133,333)

Net Investments—103.2% (Cost $971,730,621) (f)		969,678,487
Other assets and liabilities (net)—(3.3)%		(30,399,402)

Net Assets—100.0%		$939,279,085

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.1% of net assets.
(c)	This loan will settle after September 30, 2013, at which time the interest rate will be determined.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	Illiquid security. As of September 30, 2013, these securities represent less than 0.05% of net assets.
(f)	As of September 30, 2013, the aggregate cost of investments was $971,730,621. The aggregate unrealized appreciation and depreciation of investments were $3,958,156 and $(6,010,290), respectively, resulting in net unrealized depreciation of $(2,052,134).

MIST-190

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$3,168,794	$—	$3,168,794
Aerospace/Defense	—	16,101,224	78,554	16,179,778
Apparel	—	357,726	—	357,726
Auto Manufacturers	—	6,721,562	—	6,721,562
Auto Parts & Equipment	—	25,175,155	—	25,175,155
Beverages	—	794,384	—	794,384
Building Materials	—	4,106,680	—	4,106,680
Capital Markets	—	5,794,749	—	5,794,749
Chemicals	—	36,511,490	—	36,511,490
Coal	—	10,148,845	—	10,148,845
Commercial Services	—	65,675,261	—	65,675,261
Communications Equipment	—	1,003,125	—	1,003,125
Computers	—	28,288,742	—	28,288,742
Computers & Peripherals	—	600,000	—	600,000
Construction Materials	—	3,435,407	—	3,435,407
Containers & Packaging	—	351,969	—	351,969
Cosmetics/Personal Care	—	1,197,000	—	1,197,000
Distribution/Wholesale	—	8,784,736	—	8,784,736
Diversified Consumer Services	—	299,998	—	299,998
Diversified Financial Services	—	27,374,469	—	27,374,469
Electric	—	17,095,567	—	17,095,567
Electrical Components & Equipment	—	1,966,184	—	1,966,184
Electronics	—	22,167,581	—	22,167,581
Engineering & Construction	—	818,072	—	818,072
Entertainment	—	17,139,546	—	17,139,546
Environmental Control	—	8,403,568	—	8,403,568
Food	—	50,968,270	—	50,968,270
Food Service	—	3,179,547	—	3,179,547
Forest Products & Paper	—	528,924	—	528,924
Hand/Machine Tools	—	1,097,931	—	1,097,931
Healthcare-Products	—	27,101,474	—	27,101,474
Healthcare-Services	—	67,550,137	—	67,550,137
Home Furnishings	—	2,486,922	—	2,486,922
Household Products/Wares	—	6,749,259	—	6,749,259
Independent Power Producers & Energy Traders	—	2,348,611	—	2,348,611
Industrial Conglomerates	—	776,239	—	776,239
Insurance	—	22,429,529	—	22,429,529

MIST-191

Met Investors Series Trust

Met/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet	$—	$18,214,203	$—	$18,214,203
Iron/Steel	—	2,033,955	—	2,033,955
Leisure Time	—	13,637,336	—	13,637,336
Lodging	—	17,241,250	—	17,241,250
Machinery	—	6,544,896	—	6,544,896
Machinery-Construction & Mining	—	509,038	—	509,038
Machinery-Diversified	—	3,718,334	—	3,718,334
Media	—	74,510,555	733,875	75,244,430
Metal Fabricate/Hardware	—	12,877,151	—	12,877,151
Mining	—	13,407,334	—	13,407,334
Miscellaneous Manufacturing	—	7,008,381	—	7,008,381
Multi-Utilities	—	296,340	—	296,340
Office/Business Equipment	—	7,023,586	—	7,023,586
Oil & Gas	—	21,807,238	—	21,807,238
Packaging & Containers	—	17,768,181	—	17,768,181
Pharmaceuticals	—	26,900,749	—	26,900,749
Pipelines	—	1,616,020	—	1,616,020
Real Estate	—	2,575,707	—	2,575,707
Retail	—	68,221,606	—	68,221,606
Semiconductors	—	7,737,379	—	7,737,379
Software	—	44,536,680	—	44,536,680
Telecommunications	—	48,702,404	—	48,702,404
Transportation	—	1,602,864	—	1,602,864
Total Floating Rate Loans	—	917,189,864	812,429	918,002,293
Total Corporate Bonds & Notes*	—	—	51,527	51,527
Total Short-Term Investment*	—	52,758,000	—	52,758,000
Total Investments	$—	$969,947,864	$863,956	$970,811,820

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Depreciation	Accrued Discount	Realized Gain	Purchases	Sales		Balance as of September 30, 2013	Change in Unrealized Depreciation from investments still held at September 30, 2013
Floating Rate Loans
Aerospace/Defense	$—	$(3,763)	$3,950	$2,456	$89,125	$(13,214	) (a)	$78,554	$(3,763)
Media	—	(2,187)	1,062	—	735,000	—		733,875	(2,187)
Corporate Bonds & Notes
Aerospace/Defense	—	(4,497)	925	—	55,099	—		51,527	(4,497)

Total	$—	$(10,447)	$5,937	$2,456	$879,224	$(13,214)		$863,956	$(10,447)

(a)	Sales include principal reductions.

MIST-192

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—38.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
inVentiv Health, Inc. 9.000%, 01/15/18 (144A)	600,000	$603,000

Aerospace/Defense—0.1%
Boeing Co. (The) 0.950%, 05/15/18	1,500,000	1,441,190

Agriculture—0.7%
Japan Tobacco, Inc. 2.100%, 07/23/18 (144A)	4,000,000	4,002,400
Lorillard Tobacco Co. 3.500%, 08/04/16	3,800,000	3,980,584
Reynolds American, Inc. 1.050%, 10/30/15	1,000,000	1,000,518

		8,983,502

Auto Manufacturers—0.3%
Daimler Finance North America LLC 1.950%, 03/28/14 (144A)	4,200,000	4,222,268

Banks—11.8%
AIB Mortgage Bank 2.625%, 07/28/17 (EUR)	3,000,000	4,124,259
4.875%, 06/29/17 (EUR)	4,050,000	5,910,026
Ally Financial, Inc. 4.750%, 09/10/18	1,500,000	1,493,295
5.500%, 02/15/17	500,000	524,732
Banco Bradesco S.A. of the Cayman Islands 2.363%, 05/16/14 (144A) (a)	4,200,000	4,221,500
Banco Popolare SC 4.750%, 03/31/16 (EUR)	1,800,000	2,529,178
Bank of America Corp. 1.819%, 07/11/14 (a)	6,000,000	6,059,616
Bank of Ireland Mortgage Bank 2.750%, 03/22/18 (EUR)	5,000,000	6,759,883
3.250%, 06/22/15 (EUR)	2,500,000	3,468,959
Bank of Montreal 0.800%, 11/06/15	3,000,000	3,004,683
BB&T Corp. 2.050%, 06/19/18	1,000,000	995,991
BBVA U.S. Senior SAU 2.388%, 05/16/14 (a)	4,200,000	4,234,810
BNP Paribas S.A. 2.700%, 08/20/18	2,700,000	2,730,880
CIT Group, Inc. 4.250%, 08/15/17	700,000	713,125
5.000%, 05/15/17	400,000	420,500
5.250%, 03/15/18	500,000	523,750
Citigroup, Inc. 0.528%, 06/09/16 (a)	6,400,000	6,247,328
Commonwealth Bank of Australia 3.750%, 10/15/14 (144A)	4,200,000	4,335,660
Credit Suisse of New York 2.200%, 01/14/14	4,200,000	4,221,697

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 3.300%, 05/03/15	4,200,000	4,342,955
5.125%, 10/16/14 (EUR)	3,000,000	4,238,507
HSBC Bank Brasil S.A. - Banco Multiplo 4.000%, 05/11/16 (144A)	4,200,000	4,313,400
JPMorgan Chase & Co. 3.700%, 01/20/15	5,000,000	5,178,480
4.375%, 01/30/14 (EUR)	4,900,000	6,715,475
6.125%, 04/01/14 (EUR)	1,500,000	2,086,063
Korea Development Bank (The) 3.000%, 03/17/19	2,800,000	2,808,442
Morgan Stanley 1.546%, 04/25/18 (a)	4,000,000	4,014,172
Nordea Bank AB 2.125%, 01/14/14 (144A)	4,200,000	4,220,866
Nykredit Realkredit AS 2.000%, 10/01/13 (DKK)	30,000,000	5,441,585
2.000%, 04/01/14 (DKK)	45,000,000	8,229,561
2.000%, 01/01/16 (DKK)	18,000,000	3,357,989
4.000%, 01/01/16 (DKK)	9,000,000	1,753,532
PNC Funding Corp. 2.700%, 09/19/16	1,300,000	1,351,104
Realkredit Danmark AS 4.000%, 01/01/16 (DKK)	9,000,000	1,752,573
Royal Bank of Canada 0.628%, 03/08/16 (a)	3,000,000	3,005,238
Royal Bank of Scotland plc (The) 4.875%, 08/25/14 (144A)	4,200,000	4,347,895
6.934%, 04/09/18 (EUR)	1,500,000	2,224,220
Santander U.S. Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	4,200,000	4,200,672
U.S. Bank N.A. 3.778%, 04/29/20 (a)	1,000,000	1,042,351
UBS AG 2.250%, 01/28/14	2,441,000	2,456,317
Union Bank N.A. 1.000%, 09/26/16 (a)	2,000,000	2,012,370
Wachovia Corp. 0.605%, 10/28/15 (a)	1,032,000	1,027,578
0.638%, 10/15/16 (a)	5,143,000	5,084,771

		147,725,988

Beverages—0.7%
Constellation Brands, Inc. 7.250%, 09/01/16	2,000,000	2,275,000
7.250%, 05/15/17	2,000,000	2,290,000
Heineken NV 0.800%, 10/01/15 (144A)	4,000,000	3,990,960

		8,555,960

Biotechnology—0.4%
Celgene Corp. 2.300%, 08/15/18	3,000,000	2,998,626
Gilead Sciences, Inc. 2.400%, 12/01/14	1,000,000	1,020,738
3.050%, 12/01/16	1,000,000	1,055,807

		5,075,171

MIST-193

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.2%
Cemex Finance LLC 9.500%, 12/14/16 (144A)	395,000	$419,194
Cemex S.A.B. de C.V. 9.000%, 01/11/18 (144A)	1,200,000	1,293,000
Euramax International, Inc. 9.500%, 04/01/16	300,000	287,250

		1,999,444

Chemicals—0.1%
INEOS Group Holdings S.A. 6.500%, 08/15/18 (144A) (EUR)	800,000	1,060,635

Coal—0.1%
Peabody Energy Corp. 7.375%, 11/01/16	1,500,000	1,676,250

Commercial Services—0.3%
Block Financial LLC 5.125%, 10/30/14	4,200,000	4,377,605

Computers—1.1%
Apple, Inc. 0.516%, 05/03/18 (a)	9,000,000	8,963,559
Hewlett-Packard Co. 1.802%, 09/19/14 (a)	4,200,000	4,241,605

		13,205,164

Cosmetics/Personal Care—0.4%
Avon Products, Inc. 2.375%, 03/15/16	3,400,000	3,469,258
Colgate-Palmolive Co. 0.900%, 05/01/18	2,000,000	1,939,332

		5,408,590

Diversified Financial Services—3.1%
American Honda Finance Corp. 1.600%, 02/16/18 (144A)	3,500,000	3,443,178
Banque PSA Finance S.A. 3.375%, 04/04/14 (144A)	4,100,000	4,125,010
Ford Motor Credit Co. LLC 2.375%, 01/16/18	2,000,000	1,984,262
7.000%, 04/15/15	12,000,000	13,020,828
GE Capital European Funding 2.000%, 02/27/15 (EUR)	3,000,000	4,130,574
4.625%, 07/04/14 (EUR)	3,000,000	4,186,518
Hyundai Capital America 4.000%, 06/08/17 (144A)	300,000	317,259
John Deere Capital Corp. 0.371%, 10/08/14 (a)	4,000,000	4,002,520
1.300%, 03/12/18	1,100,000	1,078,487
Nuveen Investments, Inc. 9.125%, 10/15/17 (144A)	1,500,000	1,473,750
SLM Corp. 5.500%, 01/15/19	1,100,000	1,089,284

Diversified Financial Services—(Continued)
SLM Corp. 8.450%, 06/15/18	500,000	563,750

		39,415,420

Electric—1.5%
Duke Energy Corp. 2.100%, 06/15/18	800,000	797,868
GDF Suez 1.625%, 10/10/17 (144A)	1,000,000	995,840
Georgia Power Co. 0.625%, 11/15/15	1,000,000	997,910
Korea Hydro & Nuclear Power Co., Ltd. 2.875%, 10/02/18 (144A)	4,200,000	4,186,480
6.250%, 06/17/14 (144A)	4,300,000	4,453,424
Korea Western Power Co., Ltd. 3.125%, 05/10/17 (144A)	2,100,000	2,149,323
Southern Co. (The) 2.450%, 09/01/18	3,000,000	3,029,163
State Grid Overseas Investment 2013, Ltd. 1.750%, 05/22/18 (144A)	2,000,000	1,950,178
Virginia Electric and Power Co. 1.200%, 01/15/18	900,000	878,936

		19,439,122

Food—0.9%
Dean Foods Co. 7.000%, 06/01/16	2,000,000	2,205,000
Kraft Foods Group, Inc. 1.625%, 06/04/15	3,000,000	3,046,740
2.250%, 06/05/17	3,000,000	3,059,583
Safeway, Inc. 3.400%, 12/01/16	2,400,000	2,474,525
TESCO plc 2.000%, 12/05/14 (144A)	1,000,000	1,013,091

		11,798,939

Gas—0.6%
Korea Gas Corp. 2.875%, 07/29/18 (144A)	2,800,000	2,794,352
Sempra Energy 2.000%, 03/15/14	4,200,000	4,226,532

		7,020,884

Healthcare-Products—0.4%
Baxter International, Inc. 1.850%, 06/15/18	3,400,000	3,396,974
3.200%, 06/15/23	500,000	487,846
Edwards Lifesciences Corp. 2.875%, 10/15/18	1,400,000	1,394,488

		5,279,308

Healthcare-Services—0.2%
Aetna, Inc. 1.500%, 11/15/17	1,000,000	981,901

MIST-194

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Laboratory Corp. of America Holdings 2.200%, 08/23/17	1,000,000	$1,000,375

		1,982,276

Holding Companies-Diversified—0.2%
Hutchison Whampoa International 09/16, Ltd. 4.625%, 09/11/15 (144A)	2,000,000	2,127,910
Hutchison Whampoa International 11, Ltd. 3.500%, 01/13/17 (144A)	400,000	417,774

		2,545,684

Home Builders—1.7%
Centex Corp. 5.250%, 06/15/15	3,000,000	3,150,000
6.500%, 05/01/16	6,000,000	6,630,000
DR Horton, Inc. 4.750%, 05/15/17	2,000,000	2,090,000
5.625%, 01/15/16	3,425,000	3,647,625
Toll Brothers Finance Corp. 5.150%, 05/15/15	6,000,000	6,315,000

		21,832,625

Household Products/Wares—0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 8.500%, 05/15/18	2,000,000	2,090,000

Insurance—1.1%
Pricoa Global Funding I 1.600%, 05/29/18 (144A)	3,500,000	3,415,181
Prudential Covered Trust 2.997%, 09/30/15 (144A)	7,650,000	7,889,950
Prudential Financial, Inc. 1.044%, 08/15/18 (a)	3,000,000	3,004,311

		14,309,442

Iron/Steel—0.2%
ArcelorMittal 5.000%, 02/25/17	2,000,000	2,080,000

Lodging—0.2%
Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/17	1,000,000	1,015,000
MGM Resorts International 6.625%, 07/15/15	1,000,000	1,077,500

		2,092,500

Machinery-Diversified—0.1%
CNH Capital LLC 3.875%, 11/01/15	1,000,000	1,030,000

Media—1.4%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 2.400%, 03/15/17	2,700,000	2,712,496
DISH DBS Corp. 4.250%, 04/01/18	500,000	500,625
7.125%, 02/01/16	1,500,000	1,648,125
NBCUniversal Enterprise, Inc. 0.953%, 04/15/18 (144A) (a)	3,000,000	3,014,256
NBCUniversal Media LLC 2.100%, 04/01/14	4,200,000	4,233,936
Viacom, Inc. 2.500%, 09/01/18	500,000	499,081
Walt Disney Co. (The) 0.254%, 02/11/15 (a)	4,500,000	4,499,001

		17,107,520

Mining—0.6%
FMG Resources (August 2006) Pty, Ltd. 6.000%, 04/01/17 (144A)	900,000	922,500
6.875%, 02/01/18 (144A)	500,000	522,500
Rio Tinto Finance USA plc 1.625%, 08/21/17	2,600,000	2,561,845
Xstrata Finance Canada, Ltd. 2.050%, 10/23/15 (144A)	3,000,000	3,008,163

		7,015,008

Office/Business Equipment—0.3%
Xerox Corp. 1.083%, 05/16/14 (a)	4,200,000	4,205,762

Oil & Gas—3.0%
Anadarko Petroleum Corp. 5.750%, 06/15/14	2,000,000	2,067,008
BG Energy Capital plc 2.875%, 10/15/16 (144A)	4,500,000	4,710,964
BP Capital Markets plc 0.700%, 11/06/15	4,000,000	3,991,332
Chesapeake Energy Corp. 6.500%, 08/15/17	500,000	551,250
9.500%, 02/15/15	1,500,000	1,651,875
Chevron Corp. 1.104%, 12/05/17	6,000,000	5,913,912
CNOOC Finance 2013, Ltd. 1.750%, 05/09/18	3,000,000	2,900,283
CNPC General Capital, Ltd. 1.950%, 04/16/18 (144A)	1,500,000	1,462,326
2.750%, 04/19/17 (144A)	2,200,000	2,232,025
CNPC HK Overseas Capital, Ltd. 3.125%, 04/28/16 (144A)	500,000	516,171
Drill Rigs Holdings, Inc. 6.500%, 10/01/17 (144A)	800,000	826,000
Lukoil International Finance B.V. 3.416%, 04/24/18 (144A)	2,300,000	2,285,625
Petrohawk Energy Corp. 7.875%, 06/01/15	700,000	714,076

MIST-195

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Phillips 66 1.950%, 03/05/15	2,700,000	$2,740,943
Quicksilver Resources, Inc. 7.000%, 06/21/19 (144A) (a)	700,000	670,250
Woodside Finance, Ltd. 4.500%, 11/10/14 (144A)	4,200,000	4,346,597

		37,580,637

Oil & Gas Services—0.3%
CGG 9.500%, 05/15/16	321,000	337,451
Schlumberger Norge A/S 1.950%, 09/14/16 (144A)	4,000,000	4,086,156

		4,423,607

Pharmaceuticals—1.3%
AbbVie, Inc. 1.027%, 11/06/15 (a)	6,000,000	6,057,462
Actavis, Inc. 1.875%, 10/01/17	3,000,000	2,981,148
Express Scripts Holding Co. 2.750%, 11/21/14	1,000,000	1,021,669
McKesson Corp. 1.400%, 03/15/18	2,000,000	1,947,506
Teva Pharmaceutical Finance Co. B.V. 2.400%, 11/10/16	1,500,000	1,546,589
Zoetis, Inc. 1.150%, 02/01/16 (144A)	1,800,000	1,807,243
1.875%, 02/01/18 (144A)	1,200,000	1,187,910

		16,549,527

Pipelines—0.4%
Enterprise Products Operating LLC 1.250%, 08/13/15	3,700,000	3,719,418
Kinder Morgan Finance Co. LLC 5.700%, 01/05/16	500,000	538,584
6.000%, 01/15/18 (144A)	1,000,000	1,084,513

		5,342,515

Real Estate Investment Trusts—0.3%
American Tower Corp. 4.500%, 01/15/18	3,000,000	3,168,414

Retail—1.0%
Costco Wholesale Corp. 0.650%, 12/07/15	1,000,000	1,000,115
Dollar General Corp. 1.875%, 04/15/18	2,000,000	1,940,902
Edcon Pty, Ltd. 9.500%, 03/01/18 (144A) (EUR)	800,000	1,020,049
Home Depot, Inc. (The) 2.250%, 09/10/18	4,000,000	4,042,400
Wal-Mart Stores, Inc. 0.600%, 04/11/16	4,000,000	3,983,660

		11,987,126

Semiconductors—0.1%
Freescale Semiconductor, Inc. 9.250%, 04/15/18 (144A)	1,500,000	1,623,750

Software—0.5%
Oracle Corp. 0.848%, 01/15/19 (a)	6,000,000	6,040,470

Telecommunications—1.9%
Cellco Partnership / Verizon Wireless Capital LLC 8.500%, 11/15/18	3,500,000	4,485,201
Embarq Corp. 7.082%, 06/01/16	2,071,000	2,329,492
Qwest Corp. 7.500%, 10/01/14	4,200,000	4,450,228
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	2,000,000	2,345,000
Telefonica Emisiones S.A.U. 3.192%, 04/27/18	2,300,000	2,269,387
Verizon Communications, Inc. 0.700%, 11/02/15	1,000,000	993,742
1.950%, 03/28/14	4,200,000	4,226,002
3.650%, 09/14/18	1,300,000	1,369,801
Wind Acquisition Finance S.A. 11.750%, 07/15/17 (144A)	1,000,000	1,062,500

		23,531,353

Trucking & Leasing—0.3%
Aviation Capital Group Corp. 3.875%, 09/27/16 (144A)	3,300,000	3,328,875

Total Corporate Bonds & Notes (Cost $465,238,127)		477,155,531

U.S. Treasury & Government Agencies—26.7%

Agency Sponsored Mortgage-Backed—6.7%
Fannie Mae 15 Yr. Pool 4.000%, 04/01/26	3,757,906	3,989,359
4.000%, 05/01/26	4,134,742	4,388,839
4.500%, 09/01/24	2,035,682	2,162,984
4.500%, 03/01/25	4,112,796	4,371,005
Fannie Mae ARM Pool 1.783%, 03/01/35 (a)	83,598	86,607
1.850%, 02/01/36 (a)	149,354	158,473
1.963%, 03/01/36 (a)	462,331	489,928
2.016%, 11/01/35 (a)	270,676	286,680
2.125%, 05/01/19 (a)	101,680	101,426
2.160%, 07/01/35 (a)	155,959	165,098
2.175%, 07/01/36 (a)	111,414	114,904
2.226%, 01/01/20 (a)	154,926	161,842
2.231%, 06/01/35 (a)	99,541	105,349
2.323%, 06/01/33 (a)	114,512	116,219
2.363%, 06/01/32 (a)	4,273	4,298
2.365%, 01/01/33 (a)	195,022	195,366

MIST-196

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool 2.410%, 02/01/35 (a)	117,424	$123,258
2.458%, 08/01/35 (a)	1,423,217	1,512,345
2.492%, 11/01/34 (a)	8,368,121	8,884,412
2.498%, 08/01/33 (a)	129,529	138,900
2.505%, 11/01/36 (a)	5,779,227	6,081,472
2.531%, 11/01/35 (a)	60,771	64,190
2.588%, 02/01/32 (a)	90,900	96,453
2.647%, 09/01/35 (a)	9,879,029	10,456,601
2.685%, 04/01/35 (a)	1,486,347	1,585,460
2.693%, 12/01/35 (a)	229,200	236,615
2.706%, 10/01/33 (a)	59,243	62,709
2.733%, 11/01/35 (a)	4,169,921	4,435,750
2.750%, 05/01/34 (a)	147,733	149,159
2.825%, 11/01/34 (a)	41,066	41,450
3.629%, 05/01/34 (a)	132,841	133,168
Freddie Mac ARM Non-Gold Pool 2.375%, 05/01/34 (a)	338,650	358,786
2.495%, 07/01/37 (a)	742,269	791,262
2.528%, 07/01/36 (a)	141,161	150,108
2.652%, 01/01/35 (a)	164,763	174,514
2.656%, 03/01/35 (a)	1,118,759	1,186,030
2.725%, 04/01/34 (a)	1,260,556	1,328,703
2.749%, 01/01/35 (a)	1,473,801	1,568,341
2.785%, 06/01/37 (a)	7,162,455	7,673,397
2.807%, 07/01/35 (a)	380,317	405,855
2.912%, 06/01/37 (a)	582,071	622,873
3.075%, 04/01/35 (a)	121,177	122,679
3.302%, 09/01/37 (a)	630,354	669,400
Freddie Mac Multifamily Structured Pass-Through Certificates 2.746%, 12/25/19	6,559,504	6,805,040
2.902%, 08/25/20	7,559,625	7,872,336
3.342%, 12/25/19	3,423,864	3,615,597

		84,245,240

U.S. Treasury—20.0%
U.S. Treasury Bonds 11.250%, 02/15/15	4,000,000	4,604,064
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16	3,174,840	3,258,179
1.250%, 04/15/14	7,505,568	7,566,551
U.S. Treasury Notes 0.250%, 07/15/15	3,000,000	2,997,774
1.750%, 07/31/15	11,000,000	11,290,895
1.875%, 06/30/15	32,800,000	33,707,117
2.500%, 04/30/15	14,000,000	14,498,204
2.625%, 02/29/16	25,000,000	26,312,500
4.125%, 05/15/15	25,000,000	26,565,425
4.250%, 08/15/15	33,000,000	35,427,315
4.500%, 11/15/15	27,000,000	29,360,394
4.500%, 02/15/16	50,000,000	54,808,600

		250,397,018

Total U.S. Treasury & Government Agencies (Cost $339,152,856)		334,642,258

Mortgage-Backed Securities—13.3%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.8%
Banc of America Funding Corp. 0.350%, 07/20/36 (a)	913,512	905,967
Credit Suisse First Boston Mortgage Securities Corp. 2.597%, 04/25/34 (a)	2,606,590	2,643,340
Fosse Master Issuer plc 1.666%, 10/18/54 (144A) (a)	3,480,267	3,505,418
Granite Master Issuer plc 0.260%, 12/20/54 (a)	2,587,586	2,546,184
0.270%, 12/17/54 (a)	1,667,719	1,641,035
Holmes Master Issuer plc 1.668%, 10/15/54 (144A) (a)	978,000	981,648
Kildare Securities, Ltd. 0.376%, 12/10/43 (144A) (a)	2,971,968	2,912,663
MACH One Commercial Mortgage Trust 6.820%, 05/28/40	3,500,000	3,596,250
MASTR Adjustable Rate Mortgages Trust 0.339%, 01/25/47 (a)	2,378,885	2,302,083
0.379%, 05/25/47 (a)	1,141,121	1,118,062
MASTR Alternative Loan Trust 5.000%, 02/25/18	1,083,897	1,119,337
5.000%, 08/25/18	1,319,794	1,379,616
5.500%, 12/25/18	1,033,633	1,081,911
5.500%, 04/25/19	1,418,065	1,485,818
5.606%, 11/25/19 (a)	1,328,663	1,395,390
Merrill Lynch Mortgage Investors Trust 0.919%, 03/25/28 (a)	950,413	929,961
1.097%, 01/25/29 (a)	1,836,717	1,791,029
2.153%, 04/25/35 (a)	1,047,373	1,036,197
Permanent Master Issuer plc 1.668%, 07/15/42 (144A) (a)	3,970,000	3,981,791
Springleaf Mortgage Loan Trust 2.220%, 10/25/57 (144A) (a)	2,556,485	2,589,939
WaMu Mortgage Pass-Through Certificates 0.469%, 07/25/45 (a)	1,975,078	1,819,335
Wells Fargo Mortgage Backed Securities Trust 2.611%, 02/25/35 (a)	2,563,859	2,556,095
2.636%, 06/25/35 (a)	1,837,412	1,842,217
2.638%, 10/25/34 (a)	2,683,066	2,694,820

		47,856,106

Commercial Mortgage-Backed Securities—9.5%
Banc of America Commercial Mortgage Trust 5.460%, 09/10/45 (a)	3,200,000	3,384,736
Banc of America Large Loan, Inc. 2.482%, 11/15/15 (144A) (a)	2,827,293	2,831,828
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.695%, 07/10/46 (a)	4,024,000	4,055,665
Bear Stearns Commercial Mortgage Securities Trust 5.293%, 10/12/42 (a)	559,486	568,754
5.540%, 09/11/41	2,900,000	3,179,830
5.610%, 03/11/39 (a)	3,961,000	4,098,011

MIST-197

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Bear Stearns Commercial Mortgage Securities Trust 5.611%, 09/11/41 (a)	3,620,000	$3,620,880
5.898%, 06/11/40 (a)	4,580,000	5,157,196
Citigroup / Deutsche Bank Commercial Mortgage Trust 5.393%, 07/15/44 (a)	169,779	171,266
5.617%, 10/15/48	3,200,000	3,509,603
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	2,000,000	1,921,108
Commercial Mortgage Pass-Through Certificates 5.993%, 12/10/49 (a)	3,180,747	3,550,747
Commercial Mortgage Trust 5.277%, 04/10/37 (a)	1,300,000	1,377,584
6.056%, 07/10/38 (a)	5,318,710	5,844,624
Credit Suisse First Boston Mortgage Securities Corp. 4.710%, 11/15/37	6,337,404	6,549,511
G-FORCE 2005-RR LLC 4.830%, 08/22/36 (144A)	2,877,334	2,914,401
Greenwich Capital Commercial Funding Corp. 5.224%, 04/10/37 (a)	5,910,000	6,280,864
6.056%, 07/10/38 (a)	6,964,419	7,260,228
JP Morgan Chase Commercial Mortgage Securities Trust 5.115%, 07/15/41	1,688,170	1,725,075
5.429%, 12/12/43	4,080,000	4,452,737
5.464%, 12/12/43	3,500,000	3,564,694
5.630%, 12/12/44 (a)	3,700,000	3,998,053
6.056%, 04/15/45 (a)	3,120,000	3,187,505
LB-UBS Commercial Mortgage Trust 4.739%, 07/15/30	3,040,000	3,169,477
5.224%, 07/15/37 (144A) (a)	1,210,000	1,206,238
5.276%, 02/15/41 (a)	930,000	914,031
6.075%, 06/15/38 (a)	2,000,000	2,064,154
Merrill Lynch Mortgage Trust 5.457%, 11/12/37 (a)	1,483,000	1,557,550
5.742%, 08/12/43 (a)	1,921,560	2,108,643
ML-CFC Commercial Mortgage Trust 5.409%, 07/12/46 (a)	2,894,086	3,158,316
Morgan Stanley Capital I Trust 4.780%, 12/13/41	2,691,908	2,774,708
5.484%, 01/13/41 (144A) (a)	1,800,000	1,817,575
5.597%, 03/12/44 (a)	2,750,000	2,956,272
5.677%, 03/12/44 (a)	3,100,000	3,124,428
Talisman-6 Finance plc 0.400%, 10/22/16 (EUR) (a)	2,449,765	3,115,315
Wachovia Bank Commercial Mortgage Trust 5.077%, 10/15/35 (144A) (a)	114,526	114,488
5.209%, 12/15/35 (a)	1,730,000	1,734,412
5.287%, 03/15/42 (a)	1,000,000	1,049,645
5.795%, 07/15/45 (a)	2,400,000	2,623,133
5.915%, 05/15/43 (a)	2,700,000	2,272,644

		118,965,929

Total Mortgage-Backed Securities (Cost $164,494,881)		166,822,035

Foreign Government—6.9%
Security Description	Principal Amount*	Value

Banks—0.9%
Bank Negara Malaysia Monetary Notes 2.723%, 09/18/14 (MYR) (b)	360,000	107,270
2.725%, 09/09/14 (MYR) (b)	395,000	117,994
2.742%, 05/27/14 (MYR) (b)	1,200,000	361,164
2.743%, 02/18/14 (MYR) (b)	200,000	60,674
2.743%, 02/20/14 (MYR) (b)	155,000	47,015
2.743%, 05/20/14 (MYR) (b)	350,000	105,407
2.744%, 05/15/14 (MYR) (b)	460,000	138,598
2.744%, 05/20/14 (MYR) (b)	330,000	99,383
2.746%, 02/06/14 (MYR) (b)	15,000	4,555
2.750%, 03/20/14 (MYR) (b)	240,000	72,638
2.751%, 07/08/14 (MYR) (b)	180,000	53,962
2.752%, 06/05/14 (MYR) (b)	442,000	132,918
2.752%, 07/08/14 (MYR) (b)	100,000	29,979
2.752%, 08/14/14 (MYR) (b)	530,000	158,352
2.755%, 06/05/14 (MYR) (b)	430,000	129,310
2.760%, 02/20/14 (MYR) (b)	330,000	100,096
2.760%, 06/17/14 (MYR) (b)	1,840,000	552,708
2.760%, 08/21/14 (MYR) (b)	50,000	14,930
2.761%, 04/15/14 (MYR) (b)	30,000	9,062
2.762%, 03/27/14 (MYR) (b)	240,000	72,602
2.762%, 07/24/14 (MYR) (b)	500,000	149,664
2.764%, 06/03/14 (MYR) (b)	2,380,000	715,847
2.764%, 07/15/14 (MYR) (b)	330,000	98,864
2.768%, 02/25/14 (MYR) (b)	60,000	18,192
2.769%, 02/25/14 (MYR) (b)	100,000	30,320
2.770%, 01/09/14 (MYR) (b)	455,000	138,441
2.770%, 04/24/14 (MYR) (b)	170,000	51,313
2.771%, 03/27/14 (MYR) (b)	40,000	12,100
2.777%, 03/27/14 (MYR) (b)	10,000	3,025
2.779%, 08/05/14 (MYR) (b)	530,000	158,470
2.780%, 01/16/14 (MYR) (b)	880,000	267,598
2.789%, 10/31/13 (MYR) (b)	1,950,000	596,809
2.789%, 03/13/14 (MYR) (b)	60,000	18,169
2.789%, 07/15/14 (MYR) (b)	80,000	23,967
2.789%, 07/24/14 (MYR) (b)	80,000	23,946
2.799%, 12/26/13 (MYR) (b)	940,000	286,400
2.799%, 05/15/14 (MYR) (b)	190,000	57,247
2.799%, 05/27/14 (MYR) (b)	125,000	37,621
2.800%, 04/03/14 (MYR) (b)	130,000	39,308
2.802%, 03/06/14 (MYR) (b)	2,500,000	757,476
2.808%, 12/12/13 (MYR) (b)	1,010,000	308,092
2.809%, 06/05/14 (MYR) (b)	550,000	165,396
2.809%, 06/10/14 (MYR) (b)	140,000	42,081
2.810%, 11/19/13 (MYR) (b)	530,000	161,962
2.814%, 11/19/13 (MYR) (b)	170,000	51,950
2.818%, 08/21/14 (MYR) (b)	140,000	41,805
2.821%, 03/20/14 (MYR) (b)	210,000	63,559
2.839%, 06/19/14 (MYR) (b)	1,310,000	393,430
2.844%, 12/31/13 (MYR) (b)	560,000	170,552
2.844%, 01/09/14 (MYR) (b)	140,000	42,597
2.846%, 01/23/14 (MYR) (b)	160,000	48,639
2.856%, 12/05/13 (MYR) (b)	280,000	85,455
2.856%, 12/10/13 (MYR) (b)	380,000	115,928
2.858%, 11/12/13 (MYR) (b)	190,000	58,095
2.858%, 11/19/13 (MYR) (b)	320,000	97,788

MIST-198

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank Negara Malaysia Monetary Notes 2.859%, 12/19/13 (MYR) (b)	100,000	$30,485
2.873%, 01/30/14 (MYR) (b)	130,000	39,497
2.876%, 01/23/14 (MYR) (b)	10,000	3,040
2.882%, 10/29/13 (MYR) (b)	70,000	21,427
2.884%, 10/31/13 (MYR) (b)	490,000	149,967
2.904%, 10/08/13 (MYR) (b)	5,000	1,533
2.929%, 11/12/13 (MYR) (b)	330,000	100,901
Korea Monetary Stabilization Bonds 2.470%, 04/02/15 (KRW)	650,000,000	602,415
2.740%, 02/02/15 (KRW)	179,540,000	167,105
2.840%, 12/02/14 (KRW)	715,040,000	666,411
Monetary Authority of Singapore 0.269%, 11/22/13 (SGD) (b)	1,690,000	1,346,752
0.270%, 10/25/13 (SGD) (b)	460,000	366,622

		11,196,878

Sovereign—6.0%
Hungary Government Bonds 5.500%, 02/12/14 (HUF)	1,500,000	6,869
5.500%, 12/22/16 (HUF)	24,150,000	112,895
5.500%, 12/20/18 (HUF)	4,940,000	22,846
7.500%, 10/24/13 (HUF)	43,840,000	199,835
7.750%, 08/24/15 (HUF)	3,800,000	18,404
8.000%, 02/12/15 (HUF)	12,120,000	58,089
Hungary Government International Bond 6.750%, 07/28/14 (EUR)	700,000	985,822
Hungary Treasury Bills 3.933%, 06/25/14 (HUF) (b)	9,860,000	43,665
4.251%, 03/05/14 (HUF) (b)	28,280,000	126,655
4.319%, 01/08/14 (HUF) (b)	6,470,000	29,142
4.368%, 03/05/14 (HUF) (b)	137,420,000	615,452
4.396%, 03/05/14 (HUF) (b)	48,500,000	217,213
4.448%, 01/08/14 (HUF) (b)	68,710,000	309,485
Indonesia Government International Bond 7.500%, 01/15/16 (144A)	10,000,000	11,012,500
Ireland Government Bonds 4.000%, 01/15/14 (EUR) (b)	250,000	341,714
4.600%, 04/18/16(EUR)	3,078,000	4,463,641
Korea Treasury Bonds 2.750%, 12/10/15 (KRW)	1,273,840,000	1,184,758
3.000%, 12/10/13 (KRW)	16,045,000,000	14,942,411
3.250%, 12/10/14 (KRW)	62,530,000	58,552
3.250%, 06/10/15 (KRW)	186,850,000	175,275
Malaysia Government Bonds 3.197%, 10/15/15 (MYR)	2,010,000	616,332
3.434%, 08/15/14 (MYR)	1,400,000	431,410
3.741%, 02/27/15 (MYR)	1,840,000	569,171
3.835%, 08/12/15 (MYR)	7,255,000	2,251,169
4.720%, 09/30/15 (MYR)	130,000	41,018
5.094%, 04/30/14 (MYR)	5,795,000	1,800,220
8.000%, 10/30/13 (MYR)	10,000	3,080
Malaysia Treasury Bill 2.804%, 05/30/14 (MYR) (b)	80,000	24,052

Sovereign—(Continued)
Mexican Bonos 6.000%, 06/18/15 (MXN)	101,000	7,998
6.250%, 06/16/16 (MXN)	764,000	61,445
7.000%, 06/19/14 (MXN)	19,820,000	1,548,772
7.250%, 12/15/16 (MXN)	3,460,000	286,943
8.000%, 12/19/13 (MXN)	50,200,000	3,869,145
8.000%, 12/17/15 (MXN)	32,714,000	2,714,166
9.500%, 12/18/14 (MXN)	28,960,000	2,362,923
Mexico Cetes 0.002%, 10/24/13 (MXN) (b)	26,480,000	201,816
3.568%, 03/20/14 (MXN) (b)	52,840,000	396,900
3.690%, 04/03/14 (MXN) (b)	2,140,000	16,049
3.786%, 10/31/13 (MXN) (b)	3,200,000	24,372
3.871%, 04/30/14 (MXN) (b)	12,140,000	90,799
3.980%, 01/09/14 (MXN) (b)	10,936,000	82,721
Philippine Treasury Bill 0.713%, 08/06/14 (PHP) (b)	87,600,000	1,993,514
Poland Government Bonds Zero Coupon, 07/25/14 (PLN)	60,000	18,804
Zero Coupon, 07/25/15 (PLN)	820,000	248,624
Zero Coupon, 01/25/14 (PLN)	3,035,000	963,997
Zero Coupon, 01/25/16 (PLN)	6,309,000	1,877,437
2.710%, 01/25/17 (PLN)	5,746,000	1,831,890
2.710%, 01/25/21 (PLN)	5,829,000	1,824,753
5.000%, 10/24/13 (PLN)	1,640,000	525,918
5.500%, 04/25/15 (PLN)	1,721,000	571,490
5.750%, 04/25/14 (PLN)	8,705,000	2,835,825
6.250%, 10/24/15 (PLN)	1,551,000	526,437
Singapore Government Bond 1.125%, 04/01/16 (SGD)	20,000	16,262
Singapore Treasury Bills 0.198%, 11/01/13 (SGD) (b)	740,000	589,763
0.247%, 05/02/14 (SGD) (b)	401,000	319,222
0.282%, 04/04/14 (SGD)	15,000	11,939
0.297%, 02/07/14 (SGD) (b)	275,000	219,042
0.297%, 02/21/14 (SGD) (b)	440,000	350,435
Sweden Government Bond 6.750%, 05/05/14 (SEK)	44,680,000	7,189,207
Sweden Treasury Bills 0.869%, 11/20/13 (SEK) (b)	810,000	125,850
0.896%, 12/18/13 (SEK) (b)	5,300,000	823,101

		75,189,234

Total Foreign Government (Cost $86,994,631)		86,386,112

Floating Rate Loans (a)—5.9%

Aerospace/Defense—0.2%
Silver II US Holdings LLC Term Loan 4.000%, 12/13/19	791,225	785,433
Transdigm, Inc. Term Loan 3.750%, 02/28/20	1,244,819	1,241,800

		2,027,233

MIST-199

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.0%
American Rock Salt Holdings LLC Term Loan 5.500%, 04/25/17	406,048	$406,302

Auto Parts & Equipment—0.2%
Cooper Tire & Rubber Co. Term Loan 0.000%, 07/11/14 (c)	2,000,000	2,000,260
Tomkins LLC Term Loan 3.750%, 09/29/16	1,023,833	1,027,995

		3,028,255

Capital Markets—0.2%
Global TIP Finance B.V. Term Loan 0.000%, 08/21/20 (c)	700,000	672,000
Guggenheim Partners LLC Term Loan 4.000%, 07/17/20	1,707,904	1,715,017

		2,387,017

Chemicals—0.6%
Arysta LifeScience Corp. First Lien Term Loan 4.500%, 05/29/20	1,875,279	1,875,279
Axalta Coatings Systems U.S. Holdings, Inc. Term Loan 4.750%, 02/01/20	1,392,096	1,399,272
Ineos U.S. Finance LLC Term Loan 4.000%, 05/04/18	1,809,190	1,791,605
MacDermid, Inc. First Lien Term Loan 4.000%, 06/08/20	418,950	417,903
OCI Beaumont LLC Term Loan 6.250%, 08/20/19	343,907	344,767
Tronox Pigments (Netherlands) B.V. Term Loan 4.500%, 03/19/20	1,468,247	1,478,591

		7,307,417

Coal—0.3%
Arch Coal, Inc. Term Loan 5.750%, 05/16/18	2,331,309	2,270,124
Walter Energy, Inc. Term Loan 6.750%, 04/02/18	1,613,632	1,554,557

		3,824,681

Commercial Services—0.4%
Interactive Data Corp. Term Loan 3.750%, 02/11/18	1,156,400	1,152,793
KAR Auction Services, Inc. Term Loan 3.750%, 05/19/17 (d)	1,444,695	1,451,615
Moneygram International, Inc. Term Loan 4.250%, 03/27/20	1,057,962	1,058,957
Weight Watchers International, Inc. Term Loan 3.750%, 04/02/20	1,992,803	1,955,936

		5,619,301

Computers—0.2%
Dell, Inc. First Lien Term Loan 0.000%, 02/28/20 (c) (d)	984,615	982,154
Second Lien Term Loan 0.000%, 02/26/21 (c) (d)	615,385	612,308
Term Loan 0.000%, 04/30/20 (c)	1,458,800	1,435,094

		3,029,556

Construction Materials—0.1%
Quikrete Holdings, Inc. First Lien Term Loan 0.000%, 09/25/20 (c)	733,600	734,715

Distribution/Wholesale—0.0%
WESCO Distribution, Inc. Term Loan 4.500%, 12/12/19	475,965	478,286

Diversified Financial Services—0.1%
Trans Union LLC Term Loan 4.250%, 02/10/19	1,371,963	1,379,962

Entertainment—0.0%
Pinnacle Entertainment, Inc. Term Loan 3.750%, 08/13/20	220,439	220,614
WMG Acquisition Corp. Term Loan 3.750%, 07/01/20	280,000	279,125

		499,739

Food—0.4%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	335,372	337,573
ARAMARK Corp. Extended Letter of Credit 3.679%, 07/26/16	25,984	26,070

MIST-200

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
ARAMARK Corp. Extended Term Loan 3.709%, 07/26/16	320,286	$321,342
3.748%, 07/26/16	161,551	162,084
Term Loan 4.000%, 09/09/19	440,000	441,375
Del Monte Foods Co. Term Loan 4.000%, 03/08/18	2,826,852	2,821,198
JBS USA Holdings, Inc. Incremental Term Loan 0.000%, 09/18/20 (c)	260,000	257,725

		4,367,367

Healthcare-Products—0.0%
Hologic, Inc. Term Loan 3.750%, 08/01/19	314,883	315,924

Healthcare-Services—0.4%
Community Health Systems, Inc. Extended Term Loan 3.760%, 01/25/17	2,315,428	2,318,322
DaVita, Inc. Term Loan 4.000%, 11/01/19	1,022,363	1,027,730
4.500%, 10/20/16	1,477,253	1,487,579
WC Luxco S.A.R.L. Term Loan 5.500%, 03/15/18	588,231	589,178

		5,422,809

Insurance—0.0%
Asurion LLC Term Loan 4.500%, 05/24/19	161,431	160,245

Lodging—0.1%
Hilton Worldwide Finance LLC Term Loan 0.000%, 09/23/20 (c)	777,500	777,368

Machinery—0.0%
Allison Transmission, Inc. Term Loan 3.750%, 08/23/19	545,521	546,716

Machinery-Construction & Mining—0.1%
Terex Corp. Term Loan 4.500%, 04/28/17	800,066	808,814

Media—0.2%
CSC Holdings, Inc. Term Loan 2.679%, 04/17/20	654,061	647,929

Media—(Continued)
Entravision Communications Corp. Term Loan 3.500%, 05/29/20	343,750	339,668
Foxco Acquisition Sub. LLC Term Loan 5.500%, 07/14/17	361,435	363,074
Nine Entertainment Group, Ltd. Term Loan 3.500%, 02/05/20	650,839	648,398

		1,999,069

Metal Fabricate/Hardware—0.0%
Rexnord LLC First Lien Term Loan 4.000%, 08/20/20	497,707	492,605

Mining—0.0%
FMG Resources (August 2006) Pty, Ltd. Term Loan 5.250%, 10/18/17	556,139	558,769

Oil & Gas—0.2%
Oxbow Carbon LLC Term Loan 4.250%, 07/19/19	1,699,143	1,706,850
Pacific Drilling S.A. Term Loan 4.500%, 06/04/18	1,120,373	1,127,655

		2,834,505

Packaging & Containers—0.3%
Berry Plastics Holding Corp. Term Loan 3.500%, 02/07/20	934,506	925,979
Pact Group (USA), Ltd. Term Loan 3.750%, 05/29/20	290,300	286,671
Reynolds Group Holdings, Inc. Term Loan 4.750%, 09/28/18 (d)	1,973,732	1,981,676

		3,194,326

Pharmaceuticals—0.3%
Par Pharmaceutical Cos., Inc. Term Loan 4.250%, 09/30/19	420,139	419,299
Valeant Pharmaceuticals International, Inc. Term Loan 3.750%, 02/13/19	322,241	322,442
3.750%, 12/11/19	807,874	810,903
4.500%, 08/05/20	557,020	561,158
Warner Chilcott Corp. Term Loan 5.500%, 03/15/18	1,071,431	1,073,156

		3,186,958

MIST-201

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—0.9%
BJ’s Wholesale Club, Inc. Term Loan 4.250%, 09/26/19	3,161,227	$3,156,833
Burger King Corp. Term Loan 3.750%, 09/27/19	435,967	436,902
DineEquity, Inc. Term Loan 3.750%, 10/19/17	361,623	363,656
Evergreen Acquisition Co. 1, L.P. Term Loan 5.000%, 07/09/19	2,344,130	2,361,711
Harbor Freight Tools USA, Inc. First Lien Term Loan 4.750%, 07/26/19	2,130,000	2,149,969
Michaels Stores, Inc. Term Loan 3.750%, 01/28/20	140,522	140,747
Party City Holdings, Inc. Term Loan 4.250%, 07/29/19	1,321,595	1,320,492
Sears Holdings Corp. Term loan 0.000%, 06/29/18 (c)	820,800	815,929

		10,746,239

Semiconductors—0.1%
Freescale Semiconductor, Inc. Term Loan 0.777%, 06/01/16 (d)	1,000,000	880,000

Software—0.2%
BMC Software Finance, Inc. Term Loan 5.000%, 08/07/20	2,120,000	2,122,650

Telecommunications—0.4%
Intelsat Jackson Holdings S.A. Term Loan 4.250%, 04/02/18	2,165,401	2,173,521
UPC Financing Partnership Term Loan 3.250%, 06/30/21	1,968,585	1,961,203
4.000%, 01/29/21	238,500	239,133
Virgin Media Investment Holdings, Ltd. Term Loan 3.500%, 06/08/20	150,979	150,360

		4,524,217

Total Floating Rate Loans (Cost $73,700,592)		73,661,045

Asset-Backed Securities—5.9%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.2%
Ford Credit Auto Owner Trust 1.150%, 06/15/17	2,750,000	2,771,519

Asset-Backed - Credit Card—1.6%
Capital One Multi-Asset Execution Trust 5.050%, 12/17/18	5,240,000	5,754,164
Citibank Credit Card Issuance Trust 4.150%, 07/07/17	2,350,000	2,496,384
5.100%, 11/20/17	5,300,000	5,790,637
5.300%, 03/15/18	1,760,000	1,948,417
Discover Card Execution Note Trust 0.762%, 03/15/18 (a)	4,170,000	4,196,384

		20,185,986

Asset-Backed - Home Equity—0.9%
Argent Securities, Inc. 0.539%, 10/25/35 (a)	1,270,000	1,110,117
Bayview Financial Acquisition Trust 0.809%, 08/28/44 (a)	1,419,143	1,394,744
HSBC Home Equity Loan Trust 0.450%, 01/20/35 (a)	1,992,938	1,968,571
MASTR Asset Backed Securities Trust 0.909%, 09/25/34 (a)	1,400,000	1,361,333
Morgan Stanley ABS Capital I, Inc. Trust 1.379%, 05/25/33 (a)	496,623	474,393
NovaStar Mortgage Funding Trust 1.829%, 03/25/35 (a)	800,000	780,802
Residential Funding Mortgage Securities II Home Loan Trust 5.480%, 06/25/34	860,248	893,025
Terwin Mortgage Trust 0.549%, 07/25/35 (144A) (a)	1,092,860	1,091,314
Wells Fargo Home Equity Trust 0.549%, 04/25/34 (a)	1,570,000	1,436,445

		10,510,744

Asset-Backed - Housing—0.0%
Vanderbilt Acquisition Loan Trust 7.330%, 05/07/32 (a)	313,099	341,036

Asset-Backed - Other—3.2%
Aames Mortgage Investment Trust 0.884%, 10/25/35 (a)	731,912	730,421
Ameriquest Mortgage Securities, Inc. 0.619%, 08/25/34 (a)	1,693,518	1,662,510
1.004%, 06/25/34 (a)	2,277,865	2,204,071
Apidos CLO XIV 4.850%, 04/15/25 (144A) (e)	1,710,000	1,606,391
Chase Funding Mortgage Loan Asset-Backed Certificates 5.351%, 02/25/35 (a)	513,592	521,190
Citigroup Mortgage Loan Trust, Inc. 0.329%, 10/25/36 (a)	1,280,364	1,268,676
Conseco Financial Corp. 6.740%, 02/01/31	1,076,674	1,088,329

MIST-202

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CountryPlace Manufactured Housing Contract Trust 4.800%, 12/15/35 (144A) (a)	199,945	$204,576
Countrywide Asset-Backed Certificates 0.419%, 04/25/36 (a)	464,708	462,823
0.689%, 06/25/35 (a)	1,542,695	1,517,104
0.879%, 12/25/34 (a)	1,238,526	1,228,697
0.929%, 03/25/34 (a)	691,000	642,269
CREST 2004-1, Ltd. 0.594%, 01/28/20 (144A) (a)	1,805,864	1,715,571
CT CDO III, Ltd. 5.471%, 06/25/35 (144A)	2,470,000	2,470,963
CT CDO IV, Ltd. 0.490%, 10/20/43 (144A) (a)	3,077,354	2,864,555
Emerson Park CLO, Ltd. 5.640%, 07/15/25 (144A)	570,000	565,725
G-Star 2002-2, Ltd. 2.179%, 10/25/37 (144A) (a)	297,074	296,100
GreenPoint Mortgage Funding Trust 0.899%, 07/25/30 (a)	889,898	882,528
GSAMP Trust 0.849%, 06/25/35 (a)	1,634,517	1,526,977
Highbridge Loan Management, Ltd. 5.800%, 10/20/24 (144A)	510,000	509,652
JPMorgan Mortgage Acquisition Trust 0.329%, 05/25/36 (a)	471,033	457,200
Long Beach Mortgage Loan Trust 0.649%, 08/25/35 (a)	2,011,887	1,945,977
Morgan Stanley ABS Capital I, Inc. Trust 0.914%, 01/25/35 (a)	918,136	871,420
Newcastle CDO V, Ltd. 0.590%, 12/24/39 (144A) (a)	1,086,390	1,040,957
Ownit Mortgage Loan Trust 1.109%, 03/25/36 (a)	2,500,000	2,355,958
Park Place Securities, Inc. 0.629%, 09/25/35 (a)	675,000	626,031
1.116%, 10/25/34 (a)	559,085	550,405
1.124%, 02/25/35 (a)	2,977,066	2,929,641
Structured Asset Investment Loan Trust 1.219%, 12/25/34 (a)	3,385,699	3,316,157
Structured Asset Securities Corp. 0.479%, 02/25/36 (a)	2,341,709	2,282,670

		40,345,544

Total Asset-Backed Securities (Cost $73,401,509)		74,154,829

Municipals—2.5%
Acalanes Union High School District, General Obligation Unlimited 1.427%, 08/01/18	1,000,000	968,700
Alabama Public School & College Authoruty 5.000%, 12/01/25	2,500,000	2,759,000
California State Public Works Board 3.183%, 12/01/14	3,685,000	3,741,528
City of Burleson, Texas, Refunding, General Obligation, Ltd. 3.000%, 03/01/14	1,010,000	1,020,938
City of Cleveland, Ohio, Public Improvements, General Obligation, Ltd. 2.250%, 12/01/15	1,295,000	1,331,765
New York State Dormitory Authority, Revenue, Refunding 4.000%, 10/01/14	2,085,000	2,156,036
New York State Urban Development Corp., Revenue, Refunding 5.000%, 01/01/15	2,000,000	2,115,880
Puerto Rico Sales Tax Financing Corp. Series A Zero Coupon, 08/01/45	3,655,000	457,058
Zero Coupon, 08/01/46	500,000	58,385
Reading School District, Refunding, General Obligation Unlimited 5.000%, 04/01/15	2,500,000	2,636,850
State Board of Administration Finance Corp. 2.107%, 07/01/18	2,000,000	1,947,760
State of Arkansas 3.250%, 06/15/22	2,500,000	2,584,375
State of California 5.000%, 05/15/48 (a)	2,300,000	2,692,219
State of Illinois, Refunding, General Obligation Unlimited 5.000%, 01/01/16	2,500,000	2,696,400
State of Minnesota 2.500%, 08/01/18	1,250,000	1,284,337
State of Rhode Island 5.000%, 08/01/19	2,250,000	2,591,415

Total Municipals (Cost $31,226,171)		31,042,646

Purchased Option—0.0%

Put Options—0.0%
EUR Currency, Strike Price USD 1.32 Expires 02/06/14 (EUR) (Counterparty-Citigroup Global Markets, Inc.) (Cost $492,914)	20,000,000	254,877

MIST-203

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stock—0.0%

Security Description	Shares/Principal Amount*	Value

Paper & Forest Products—0.0%
NewPage Corp. (f) (g) (Cost $554,408)	2,400	$204,000

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $25,733,000 on 10/01/13, collateralized by $26,650,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $26,250,250.	25,733,000	25,733,000

Total Short-Term Investment (Cost $25,733,000)		25,733,000

Total Investments—101.2% (Cost $1,260,989,089)		1,270,056,333
Unfunded Loan Commitments—(0.2)% (Cost $(2,600,000))		(2,600,000)
Net Investments—101.0% (Cost $1,258,389,089) (h)		1,267,456,333
Other assets and liabilities (net)—(1.0)%		(13,042,402)

Net Assets—100.0%		$1,254,413,931

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	This loan will settle after September 30, 2013, at which time the interest rate will be determined.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.1% of net assets.
(f)	Illiquid security. As of September 30, 2013, these securities represent 0.0% of net assets.
(g)	Non-income producing security.
(h)	As of September 30, 2013, the aggregate cost of investments was $1,258,389,089. The aggregate unrealized appreciation and depreciation of investments were $22,089,898 and $(13,022,654), respectively, resulting in net unrealized appreciation of $9,067,244.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $170,281,816, which is 13.6% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(DKK)—	Danish Krone
(EUR)—	Euro
(HUF)—	Hungarian Forint
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	4,377,547	Deutsche Bank AG London	03/31/14	$4,468,601	$(431,254)
CAD	259,000	Citibank N.A.	02/11/14	256,405	(5,791)
CAD	194,000	Deutsche Bank AG London	02/12/14	191,467	(3,753)
CAD	130,000	Deutsche Bank AG London	02/14/14	128,180	(2,399)
CAD	260,000	Deutsche Bank AG London	02/19/14	256,115	(4,584)
CAD	261,000	Deutsche Bank AG London	02/20/14	255,842	(3,350)
CAD	262,000	Barclays Bank plc	02/21/14	255,805	(2,352)
CAD	131,000	Barclays Bank plc	02/24/14	127,511	(794)
CAD	211,000	Barclays Bank plc	02/25/14	204,339	(243)
CAD	132,000	Deutsche Bank AG London	02/25/14	127,949	(268)
CAD	185,000	Barclays Bank plc	02/26/14	178,904	38
CAD	132,000	HSBC Bank plc	03/06/14	127,398	254
CAD	165,000	Barclays Bank plc	03/07/14	158,881	680
CAD	144,000	HSBC Bank plc	03/07/14	138,414	839
CAD	1,042,200	Deutsche Bank AG London	05/28/14	1,000,000	5,788
CHF	40,250	Deutsche Bank AG London	04/16/14	43,917	673
CHF	1,440,250	Deutsche Bank AG London	04/16/15	1,593,197	12,173

MIST-204

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
CLP	1,129,880,000	Deutsche Bank AG London	05/09/14	$2,299,074	$(123,267)
CLP	1,133,875,000	JPMorgan Chase Bank N.A.	05/09/14	2,308,847	(125,347)
EUR	1,661,000	Deutsche Bank AG London	01/23/14	2,204,977	42,794
EUR	1,381,542	Deutsche Bank AG London	02/06/14	1,842,839	26,838
EUR	3,400,000	Deutsche Bank AG London	02/06/14	4,535,260	66,048
INR	6,818,000	JPMorgan Chase Bank N.A.	11/06/13	109,643	(1,804)
INR	83,274,000	Deutsche Bank AG London	11/07/13	1,338,337	(21,546)
SEK	11,363,310	Deutsche Bank AG London	05/28/14	1,700,000	58,386
SGD	1,629,622	Morgan Stanley & Co., Inc.	11/08/13	1,323,390	(24,351)
SGD	3,496,264	Morgan Stanley & Co., Inc.	11/18/13	2,808,696	(21,640)
SGD	1,623,132	Deutsche Bank AG London	05/06/14	1,315,209	(20,816)

Contracts to Deliver
AUD	1,180,000	Deutsche Bank AG London	03/31/14	1,089,376	1,080
AUD	775,000	Deutsche Bank AG London	03/31/14	690,990	(23,781)
CHF	40,250	Deutsche Bank AG London	04/16/14	44,732	142
CHF	1,440,250	Deutsche Bank AG London	04/16/15	1,621,355	15,985
CLP	742,000,000	Deutsche Bank AG London	05/09/14	1,391,337	(37,531)
DKK	30,600,000	Deutsche Bank AG London	11/06/13	5,290,456	(261,777)
DKK	46,800,000	Deutsche Bank AG London	01/09/14	8,264,171	(232,897)
DKK	20,000,000	Deutsche Bank AG London	09/11/14	3,564,872	(73,716)
DKK	19,000,000	Deutsche Bank AG London	09/26/14	3,448,276	(8,849)
EUR	3,100,000	Deutsche Bank AG London	01/23/14	4,183,450	(11,668)
EUR	3,653,125	Deutsche Bank AG London	01/30/14	4,897,745	(46,011)
EUR	1,461,250	Deutsche Bank AG London	01/30/14	1,946,531	(30,971)
EUR	1,355,480	Deutsche Bank AG London	01/30/14	1,827,932	(6,432)
EUR	3,300,000	Deutsche Bank AG London	02/03/14	4,483,545	17,613
EUR	5,000,000	Deutsche Bank AG London	02/05/14	6,768,500	1,892
EUR	3,400,000	Deutsche Bank AG London	02/06/14	4,441,420	(159,888)
EUR	1,816,000	Deutsche Bank AG London	02/06/14	2,334,468	(123,172)
EUR	152,186	Barclays Bank plc	02/27/14	203,281	(2,691)
EUR	30,815	Barclays Bank plc	02/27/14	41,162	(544)
EUR	87,929	UBS AG	02/28/14	117,760	(1,245)
EUR	395,300	Deutsche Bank AG London	03/18/14	512,985	(22,055)
EUR	118,600	JPMorgan Chase Bank N.A.	03/19/14	155,396	(5,130)
EUR	198,000	JPMorgan Chase Bank N.A.	03/20/14	257,398	(10,597)
EUR	198,000	JPMorgan Chase Bank N.A.	03/21/14	256,219	(11,777)
EUR	198,000	JPMorgan Chase Bank N.A.	03/24/14	257,178	(10,821)
EUR	158,000	JPMorgan Chase Bank N.A.	03/25/14	204,548	(9,311)
EUR	3,060,000	Deutsche Bank AG London	03/26/14	3,921,390	(220,440)
EUR	178,275	Deutsche Bank AG London	03/26/14	232,167	(9,135)
EUR	2,752,764	Deutsche Bank AG London	04/03/14	3,537,715	(188,360)
EUR	1,689,780	Deutsche Bank AG London	04/10/14	2,217,025	(70,285)
EUR	2,414,290	Deutsche Bank AG London	04/22/14	3,169,481	(98,697)
EUR	513,104	Deutsche Bank AG London	04/22/14	676,066	(18,513)
EUR	300,000	Deutsche Bank AG London	05/05/14	397,050	(9,075)
EUR	1,824,000	Deutsche Bank AG London	05/07/14	2,399,326	(69,937)
EUR	6,170,000	Goldman Sachs Capital Markets	05/07/14	8,117,252	(235,464)
EUR	2,350,000	Goldman Sachs Capital Markets	05/08/14	3,077,583	(103,772)
EUR	400,000	Deutsche Bank AG London	05/09/14	525,100	(16,409)
EUR	2,750,000	Deutsche Bank AG London	05/12/14	3,632,750	(90,173)
EUR	2,909,965	Citibank N.A.	05/13/14	3,840,717	(98,781)
EUR	715,290	Deutsche Bank AG London	05/28/14	928,054	(40,362)
EUR	693,000	Goldman Sachs Capital Markets	05/30/14	893,519	(44,726)
EUR	3,500,000	Deutsche Bank AG London	06/02/14	4,595,150	(143,520)
EUR	35,796	Deutsche Bank AG London	06/05/14	46,582	(1,884)

MIST-205

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	93,500	Deutsche Bank AG London	06/09/14	$122,773	$(3,821)
EUR	755,100	Deutsche Bank AG London	07/03/14	986,463	(36,000)
EUR	1,905,310	Deutsche Bank AG London	07/17/14	2,508,721	(71,367)
EUR	923,000	Barclays Bank plc	07/28/14	1,222,421	(27,524)
EUR	410,000	Deutsche Bank AG London	07/29/14	543,394	(11,839)
EUR	1,046,650	Barclays Bank plc	08/04/14	1,389,794	(27,643)
EUR	46,169	Citibank N.A.	08/08/14	61,465	(1,061)
EUR	5,933	Citibank N.A.	08/11/14	7,906	(129)
EUR	1,000,000	Deutsche Bank AG London	08/20/14	1,334,000	(20,353)
EUR	17,272	Barclays Bank plc	08/25/14	23,155	(238)
EUR	31,978	Barclays Bank plc	09/19/14	42,723	(592)
EUR	21,514	Barclays Bank plc	09/24/14	29,125	(17)
JPY	64,350,000	HSBC Bank plc	02/12/14	691,846	36,556
JPY	64,319,000	JPMorgan Chase Bank N.A.	02/12/14	691,877	36,902
JPY	85,250,000	Citibank N.A.	02/13/14	922,544	54,418
JPY	42,690,000	JPMorgan Chase Bank N.A.	02/13/14	461,279	26,554
JPY	42,710,000	JPMorgan Chase Bank N.A.	02/18/14	461,271	26,326
JPY	42,570,000	Citibank N.A.	02/19/14	461,221	27,699
JPY	42,760,000	Goldman Sachs Capital Markets	02/19/14	461,290	25,833
JPY	21,350,000	Barclays Bank plc	02/25/14	230,626	13,193
JPY	42,660,000	Barclays Bank plc	02/27/14	461,267	26,802
JPY	14,279,000	Deutsche Bank AG London	02/27/14	155,996	10,573
JPY	436,983,750	Deutsche Bank AG London	05/07/14	4,500,000	46,930
JPY	55,178,000	Deutsche Bank AG London	05/12/14	559,842	(2,476)
JPY	281,655,500	Morgan Stanley & Co., Inc.	05/12/14	2,863,254	(7,089)
JPY	265,900,000	Morgan Stanley & Co., Inc.	05/19/14	2,609,319	(100,647)
JPY	82,910,000	Barclays Bank plc	06/10/14	851,965	6,790
JPY	88,300,000	HSBC Bank plc	06/10/14	912,831	12,711
JPY	59,880,000	JPMorgan Chase Bank N.A.	06/10/14	608,559	(1,851)
JPY	29,200,000	Deutsche Bank AG London	06/11/14	303,863	6,198
JPY	81,810,000	JPMorgan Chase Bank N.A.	06/11/14	851,978	18,008
JPY	34,500,000	JPMorgan Chase Bank N.A.	06/17/14	365,137	13,424
MYR	3,068	Morgan Stanley & Co., Inc.	10/01/13	938	(3)

Net Unrealized Depreciation					$(3,016,466)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/31/13	748	USD	164,412,928	$345,760

Futures Contracts—Short
U.S. Treasury Note 5 Year Futures	12/31/13	(347)	USD	(41,472,774)	(530,492)
U.S. Treasury Note 10 Year Futures	12/19/13	(253)	USD	(31,462,289)	(514,539)

Net Unrealized Depreciation					$(699,271)

MIST-206

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

Cross-Currency Swaps

Receive	Pay	Maturity Date(a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premiums (Received)	Unrealized Depreciation
Floating rate equal to 3Month USD-LIBOR based on the notional amount of currency delivered	Fixed rate equal to 2.750% based on the notional amount of currency received	03/23/18	Citibank N.A.	$6,760,000	EUR	5,000,000	$(46,698)	$(1,252)	$(45,446)

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit Default Swaps on corporate and sovereign issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/15	JPMorgan Chase Bank N.A.	0.000%	USD	3,000,000	$(249,512)	$(137,578)	$(111,934)
Centex Corp. 5.250%, due 06/15/2015	(5.000%)	06/20/16	Credit Suisse Group AG	0.290%	USD	6,000,000	(770,200)	(737,831)	(32,369)
Constellation Brands, Inc. 7.250%, due 09/01/2016	(5.000%)	09/20/16	Barclays Bank plc	0.718%	USD	2,000,000	(252,793)	(241,928)	(10,865)
Constellation Brands, Inc. 7.250%, due 09/01/2016	(5.000%)	06/20/17	Barclays Bank plc	0.950%	USD	2,000,000	(295,780)	(262,181)	(33,599)
D.R. Horton, Inc. 5.250%, due 02/15/2015	(5.000%)	03/20/16	JPMorgan Chase Bank N.A.	0.893%	USD	3,425,000	(345,560)	(394,623)	49,063
D.R. Horton, Inc. 5.250%, due 02/15/2015	(5.000%)	06/20/17	Citibank N.A.	1.438%	USD	2,000,000	(257,665)	(281,353)	23,688
Dean Foods Co. 7.000%, due 06/01/2016	(5.000%)	06/20/16	JPMorgan Chase Bank N.A.	1.139%	USD	2,000,000	(208,207)	(193,666)	(14,541)
Embarq Corp. 7.082%, due 06/01/2016	(5.000%)	06/20/16	Credit Suisse Group AG	0.975%	USD	2,071,000	(224,925)	(247,588)	22,663
First Data Corp. 12.625%, due 01/15/2021	(5.000%)	03/20/15	Barclays Bank plc	1.583%	USD	1,600,000	(80,086)	(99,699)	19,613
First Data Corp. 12.625%, due 01/15/2021	(5.000%)	03/20/15	Barclays Bank plc	1.583%	USD	2,600,000	(130,140)	(120,307)	(9,833)
Ford Motor Credit Co. LLC 5.000%, due 05/15/2018	(5.000%)	06/20/15	Credit Suisse Group AG	0.470%	USD	10,000,000	(781,235)	(837,653)	56,418
Hilton Worldwide, Inc. 4.957%, due 11/15/2013	(5.000%)	12/20/13	Credit Suisse Group AG	0.369%	USD	3,000,000	(31,223)	(113,004)	81,781
Indonesia of Republic 7.250%, due 04/20/2015	(5.000%)	03/20/16	Credit Suisse Group AG	1.456%	USD	5,000,000	(430,535)	(466,254)	35,719
Indonesia of Republic 6.875%, due 03/09/2017	(5.000%)	03/20/16	Credit Suisse Group AG	1.456%	USD	5,000,000	(430,535)	(413,099)	(17,436)
Intelsat SA 6.500%, due 11/01/2013	(5.000%)	12/20/13	Credit Suisse Group AG	0.162%	USD	2,900,000	(31,538)	(150,955)	119,417
Merrill Lynch & Co., Inc. 5.000%, due 01/15/2015	(1.000%)	09/20/17	Credit Suisse Group AG	0.792%	USD	2,000,000	(16,199)	4,498	(20,697)
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/15	Credit Suisse Group AG	0.541%	USD	3,000,000	(230,943)	(330,262)	99,319
Toll Brothers, Inc. 5.150%, due 05/15/2015	(5.000%)	06/20/15	Credit Suisse Group AG	0.541%	USD	3,000,000	(230,943)	(316,024)	85,081

Totals							$(4,998,019)	$(5,339,507)	$341,488

MIST-207

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 5.650%, due 05/01/2018	1.000%	09/20/17	Credit Suisse Group AG	0.862%	USD	2,000,000	$10,721	$(4,498)	$15,219
Berkshire Hathaway, Inc. 1.900%, due 01/31/2017	1.000%	09/20/15	Barclays Bank plc	0.286%	USD	1,800,000	25,472	21,363	4,109
Berkshire Hathaway, Inc. 2.450%, due 12/15/2015	1.000%	09/20/17	Barclays Bank plc	0.584%	USD	6,000,000	97,716	(84,614)	182,330
Celanese US Holdings LLC 3.246%, due 10/31/2016	1.800%	06/20/16	Credit Suisse Group AG	0.000%	USD	500,000	5,108	—	5,108
First Data Corp. 12.625%, due 01/15/2021	5.000%	03/20/16	Barclays Bank plc	3.088%	USD	2,000,000	92,027	(5,000)	97,027
First Data Corp. 12.625%, due 01/15/2021	5.000%	03/20/16	Barclays Bank plc	3.088%	USD	1,000,000	46,013	39,817	6,196
PSEG Power 5.500%, due 12/01/2015	1.000%	06/20/17	Credit Suisse Group AG	0.687%	USD	1,000,000	11,493	(47,638)	59,131
Republic of Lithuania 4.500%, due 03/05/2013	1.000%	06/20/16	Credit Suisse Group AG	0.692%	USD	400,000	3,340	(18,566)	21,906
Safeway, Inc. 7.250% due 02/01/2031	1.000%	09/20/17	Citibank N.A.	1.530%	USD	650,000	(13,279)	(78,061)	64,782

Totals							$278,611	$(177,197)	$455,808

Credit Default Swaps on credit indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America, Investment Grade, Series 20	1.000%	06/20/18	Deutsche Bank AG	0.728%	USD	7,000,000	$86,757	$97,265	$(10,508)
Markit CMBX North America, AJ Tranche, Series 2	1.090%	03/15/49	Credit Suisse Group AG	0.000%	USD	1,100,000	(158,443)	(165,688)	7,245
Markit CMBX North America, AJ Tranche, Series 2	1.090%	03/15/49	Credit Suisse Group AG	0.000%	USD	1,200,000	(172,847)	(168,786)	(4,061)
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.438%	USD	2,328,000	97,486	32,010	65,476
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.420%	USD	2,328,000	97,485	29,100	68,385
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.420%	USD	2,328,000	97,485	32,010	65,475
Markit LCDX North America, Series 19	2.500%	12/20/17	Barclays Bank plc	1.420%	USD	1,067,000	44,681	15,045	29,636
Markit LCDX North America, Series 20	2.500%	06/20/18	Barclays Bank plc	1.619%	USD	1,980,000	73,636	79,200	(5,564)
Markit LCDX North America, Series 20	2.500%	06/20/18	Credit Suisse Group AG	1.619%	USD	1,881,000	69,954	58,781	11,173
Markit LCDX North America, Series 20	2.500%	06/20/18	Credit Suisse Group AG	1.619%	USD	1,683,000	62,591	44,179	18,412
Markit MCDX North America, Series 20	1.000%	06/20/18	Citibank N.A.	1.328%	USD	3,000,000	(40,656)	(10,792)	(29,864)
Markit MCDX North America, Series 20	1.000%	06/20/18	Citibank N.A.	1.328%	USD	3,000,000	(40,656)	(21,384)	(19,272)
Markit MCDX North America, Series 20	1.000%	06/20/18	Citibank N.A.	1.328%	USD	5,500,000	(74,537)	(91,419)	16,882

Totals							$142,936	$(70,479)	$213,415

MIST-208

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CMBX)—	Commercial Mortgage-Backed Index
(DKK)—	Danish Krone
(EUR)—	Euro
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(LCDX)—	First Lien Leveraged Loan Index
(LIBOR)—	London InterBank Offered Rate
(MCDX)—	Municipal Single Name Index
(MYR)—	Malaysian Ringgit
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

MIST-209

Met Investors Series Trust

Met/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$477,155,531	$—	$477,155,531
Total U.S. Treasury & Government Agencies*	—	334,642,258	—	334,642,258
Total Mortgage-Backed Securities*	—	166,822,035	—	166,822,035
Total Foreign Government*	—	86,386,112	—	86,386,112
Total Floating Rate Loans*	—	73,661,045	—	73,661,045
Total Asset-Backed Securities*	—	74,154,829	—	74,154,829
Total Municipals	—	31,042,646	—	31,042,646
Total Purchased Option*	—	254,877	—	254,877
Total Common Stock*	—	204,000	—	204,000
Total Short-Term Investment*	—	25,733,000	—	25,733,000
Total Investments	$—	$1,270,056,333	$—	$1,270,056,333

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$640,140	$—	$640,140
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,656,606)	—	(3,656,606)
Total Forward Contracts	$—	$(3,016,466)	$—	$(3,016,466)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$345,760	$—	$—	$345,760
Futures Contracts (Unrealized Depreciation)	(1,045,031)	—	—	(1,045,031)
Total Futures Contracts	$(699,271)	$—	$—	$(699,271)
Cross-Currency Swaps at Value (Liabilities)	$—	$(46,698)	$—	$(46,698)
Swap Contracts
Swap Contracts at Value (Assets)	$—	$921,965	$—	$921,965
Swap Contracts at Value (Liabilities)	—	(5,498,437)	—	(5,498,437)
Total Swap Contracts	$—	$(4,576,472)	$—	$(4,576,472)

*	See Schedule of Investments for additional detailed categorizations.

MIST-210

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—82.7% of Net Assets

Security Description	Principal Amount*	Value

Australia—2.0%
New South Wales Treasury Corp. 5.500%, 03/01/17 (AUD)	12,800,000	$12,813,314
Queensland Treasury Corp. 6.000%, 09/14/17 (AUD)	12,500,000	12,791,683

		25,604,997

Brazil—4.6%
Brazil Letras do Tesouro Nacional Zero Coupon, 04/01/14 (BRL)	6,700,000	2,886,484
Zero Coupon, 01/01/16 (BRL)	9,490,000	3,372,605
Zero Coupon, 01/01/17 (BRL)	17,580,000	5,567,870
Brazil Notas do Tesouro Nacional 6.000%, 05/15/15 (BRL)	13,495,000	14,522,923
6.000%, 08/15/16 (BRL)	3,245,000	3,472,730
6.000%, 08/15/18 (BRL)	4,225,000	4,535,671
6.000%, 08/15/22 (BRL)	5,230,000	5,646,859
6.000%, 05/15/45 (BRL)	6,400,000	6,760,662
10.000%, 01/01/17 (BRL)	8,025,000	3,496,468
10.000%, 01/01/19 (BRL)	6,700,000	2,842,308
10.000%, 01/01/21 (BRL)	3,480,000	1,453,288
10.000%, 01/01/23 (BRL)	8,090,000	3,320,824

		57,878,692

Canada—4.0%
Canadian Government Bonds 0.750%, 05/01/14 (CAD)	2,247,000	2,178,044
1.000%, 02/01/14 (CAD)	12,171,000	11,814,986
1.000%, 11/01/14 (CAD)	7,165,000	6,951,938
1.000%, 02/01/15 (CAD)	17,581,000	17,046,427
2.000%, 03/01/14 (CAD)	2,624,000	2,557,894
2.000%, 12/01/14 (CAD)	6,372,000	6,253,103
2.250%, 08/01/14 (CAD)	3,558,000	3,488,778

		50,291,170

Hungary—3.7%
Hungary Government Bonds 5.500%, 02/12/14 (HUF)	237,400,000	1,087,211
5.500%, 02/12/16 (HUF)	168,700,000	788,151
5.500%, 12/22/16 (HUF)	25,080,000	117,242
5.500%, 12/20/18 (HUF)	94,750,000	438,198
6.000%, 11/24/23 (HUF)	71,030,000	326,783
6.500%, 06/24/19 (HUF)	153,000,000	738,165
6.750%, 08/22/14 (HUF)	719,960,000	3,361,653
6.750%, 02/24/17 (HUF)	153,300,000	740,338
6.750%, 11/24/17 (HUF)	753,380,000	3,658,992
7.000%, 06/24/22 (HUF)	203,820,000	999,678
7.500%, 10/24/13 (HUF)	77,600,000	353,722
7.500%, 11/12/20 (HUF)	129,680,000	660,069
7.750%, 08/24/15 (HUF)	200,360,000	970,350
8.000%, 02/12/15 (HUF)	109,300,000	523,859
Hungary Government International Bonds 3.875%, 02/24/20 (EUR)	6,510,000	8,312,100
4.375%, 07/04/17 (EUR)	580,000	787,549
5.750%, 06/11/18 (EUR)	4,840,000	6,809,708

Hungary—(Continued)
Hungary Government International Bonds 6.250%, 01/29/20 (a)	10,995,000	11,737,162
6.375%, 03/29/21 (a)	4,058,000	4,316,698
Hungary Treasury Bill 4.944%, 01/08/14 (HUF) (b)	61,640,000	277,640

		47,005,268

Iceland—0.3%
Iceland Government International Bond 5.875%, 05/11/22 (144A)	3,080,000	3,164,700

Indonesia—2.4%
Indonesia Treasury Bonds 10.000%, 09/15/24 (IDR)	186,070,000,000	17,418,675
10.000%, 02/15/28 (IDR)	34,960,000,000	3,275,673
12.800%, 06/15/21 (IDR)	93,010,000,000	9,951,733

		30,646,081

Ireland—8.3%
Ireland Government Bonds 4.400%, 06/18/19 (EUR)	1,532,000	2,201,443
4.500%, 10/18/18 (EUR)	1,042,000	1,517,316
4.500%, 04/18/20 (EUR)	5,387,000	7,677,703
5.000%, 10/18/20 (EUR)	25,040,000	36,674,159
5.400%, 03/13/25 (EUR)	21,787,510	32,277,042
5.500%, 10/18/17 (EUR)	12,324,600	18,538,437
5.900%, 10/18/19 (EUR) (a)	3,639,000	5,589,339

		104,475,439

Lithuania—1.3%
Lithuania Government International Bonds 6.125%, 03/09/21 (144A)	930,000	1,061,362
6.750%, 01/15/15 (144A) (a)	7,480,000	7,971,496
7.375%, 02/11/20 (144A)	6,420,000	7,784,250

		16,817,108

Malaysia—4.2%
Bank Negara Malaysia Monetary Notes 2.723%, 09/18/14 (MYR) (b)	9,280,000	2,765,179
2.725%, 09/09/14 (MYR) (b)	10,055,000	3,003,620
2.742%, 05/27/14 (MYR) (b)	210,000	63,203
2.743%, 02/18/14 (MYR) (b)	6,715,000	2,037,131
2.743%, 02/20/14 (MYR) (b)	5,375,000	1,630,359
2.743%, 05/20/14 (MYR) (b)	600,000	180,697
2.744%, 05/20/14 (MYR) (b)	100,000	30,116
2.746%, 02/06/14 (MYR) (b)	470,000	142,719
2.750%, 03/20/14 (MYR) (b)	420,000	127,117
2.752%, 07/08/14 (MYR) (b)	1,060,000	317,776
2.752%, 08/14/14 (MYR) (b)	2,610,000	779,809
2.755%, 06/05/14 (MYR) (b)	780,000	234,562
2.760%, 02/20/14 (MYR) (b)	7,475,000	2,267,336
2.760%, 06/17/14 (MYR) (b)	2,970,000	892,143
2.760%, 06/19/14 (MYR) (b)	4,520,000	1,357,484
2.760%, 08/21/14 (MYR) (b)	265,000	79,130

MIST-211

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Malaysia—(Continued)
Bank Negara Malaysia Monetary Notes 2.761%, 04/15/14 (MYR) (b)	795,000	$240,130
2.762%, 03/27/14 (MYR) (b)	440,000	133,104
2.763%, 06/10/14 (MYR) (b)	6,340,000	1,905,682
2.764%, 06/03/14 (MYR) (b)	3,820,000	1,148,964
2.764%, 06/05/14 (MYR) (b)	1,810,000	544,304
2.766%, 07/24/14 (MYR) (b)	600,000	179,596
2.767%, 04/03/14 (MYR) (b)	170,000	51,402
2.768%, 02/25/14 (MYR) (b)	2,015,000	610,956
2.769%, 02/25/14 (MYR) (b)	3,355,000	1,017,249
2.769%, 07/15/14 (MYR) (b)	430,000	128,823
2.770%, 01/09/14 (MYR) (b)	1,820,000	553,762
2.770%, 01/16/14 (MYR) (b)	1,930,000	586,891
2.770%, 03/20/14 (MYR) (b)	260,000	78,692
2.770%, 04/24/14 (MYR) (b)	1,070,000	322,970
2.771%, 03/27/14 (MYR) (b)	250,000	75,627
2.771%, 08/05/14 (MYR) (b)	1,870,000	559,129
2.777%, 03/27/14 (MYR) (b)	150,000	45,376
2.780%, 01/16/14 (MYR) (b)	1,600,000	486,541
2.785%, 03/04/14 (MYR) (b)	170,000	51,516
2.789%, 03/13/14 (MYR) (b)	310,000	93,876
2.799%, 12/26/13 (MYR) (b)	290,000	88,357
2.799%, 03/13/14 (MYR) (b)	105,000	31,797
2.799%, 05/15/14 (MYR) (b)	60,000	18,078
2.799%, 05/27/14 (MYR) (b)	40,000	12,039
2.800%, 04/03/14 (MYR) (b)	40,000	12,095
2.809%, 06/10/14 (MYR) (b)	240,000	72,139
2.809%, 06/05/14 (MYR) (b)	960,000	288,692
2.818%, 08/21/14 (MYR) (b)	700,000	209,023
2.819%, 01/09/14 (MYR) (b)	75,000	22,820
2.821%, 03/20/14 (MYR) (b)	370,000	111,984
2.825%, 12/05/13 (MYR) (b)	215,000	65,617
2.826%, 11/26/13 (MYR) (b)	1,000,000	305,416
2.839%, 06/19/14 (MYR) (b)	2,400,000	720,788
2.844%, 12/31/13 (MYR) (b)	175,000	53,298
2.844%, 01/09/14 (MYR) (b)	240,000	73,024
2.848%, 12/05/13 (MYR) (b)	2,860,000	872,859
2.856%, 12/10/13 (MYR) (b)	120,000	36,609
2.856%, 12/05/13 (MYR) (b)	90,000	27,468
2.858%, 11/12/13 (MYR) (b)	60,000	18,346
2.858%, 11/19/13 (MYR) (b)	100,000	30,559
2.859%, 12/19/13 (MYR) (b)	630,000	192,057
2.865%, 11/26/13 (MYR) (b)	300,000	91,625
2.873%, 01/30/14 (MYR) (b)	670,000	203,562
2.876%, 01/23/14 (MYR) (b)	30,000	9,120
2.882%, 10/29/13 (MYR) (b)	790,000	241,823
2.884%, 10/31/13 (MYR) (b)	520,000	159,149
2.896%, 12/05/13 (MYR) (b)	340,000	103,766
2.904%, 10/08/13 (MYR) (b)	80,000	24,530
2.929%, 11/12/13 (MYR) (b)	580,000	177,341
Malaysia Government Bonds 3.197%, 10/15/15 (MYR)	3,185,000	976,625
3.434%, 08/15/14 (MYR)	13,780,000	4,246,316
3.741%, 02/27/15 (MYR)	18,795,000	5,813,897
3.835%, 08/12/15 (MYR)	14,030,000	4,353,398
4.720%, 09/30/15 (MYR)	24,290,000	7,663,992

Malaysia—(Continued)
Malaysia Government Bonds 5.094%, 04/30/14 (MYR)	400,000	124,260
8.000%, 10/30/13 (MYR)	10,000	3,080
Malaysia Treasury Bill 2.804%, 05/30/14 (MYR) (b)	90,000	27,059

		52,205,579

Mexico—8.0%
Mexican Bonos 6.000%, 06/18/15 (MXN)	133,665,000	10,584,824
6.250%, 06/16/16 (MXN)	27,588,000	2,218,780
7.000%, 06/19/14 (MXN)	14,591,000	1,140,168
7.250%, 12/15/16 (MXN)	20,000	1,659
7.750%, 12/14/17 (MXN)	195,000,000	16,630,426
8.000%, 12/19/13 (MXN)	578,394,000	44,579,487
8.000%, 12/17/15 (MXN)	83,978,000	6,967,361
9.500%, 12/18/14 (MXN)	38,610,000	3,150,292
Mexican Udibonos 2.500%, 12/10/20 (MXN)	12,218,205	973,405
3.500%, 12/14/17 (MXN)	22,568,153	1,900,633
4.000%, 06/13/19 (MXN)	15,477,719	1,347,901
4.500%, 12/18/14 (MXN)	8,812,114	714,212
5.000%, 06/16/16 (MXN)	22,563,185	1,926,864
Mexico Cetes 3.517%, 10/24/13 (MXN) (b)	130,000	991
3.568%, 03/20/14 (MXN) (b)	270,000	2,028
3.683%, 04/03/14 (MXN) (b)	77,180,000	578,807
3.690%, 01/09/14 (MXN) (b)	77,180,000	583,801
3.786%, 10/31/13 (MXN) (b)	115,770,000	881,716
3.802%, 04/30/14 (MXN) (b)	255,470,000	1,910,732
3.868%, 04/30/14 (MXN) (b)	183,690,000	1,373,869
3.980%, 01/09/14 (MXN) (b)	317,319,000	2,400,249

		99,868,205

Peru—0.2%
Peru Government Bond 7.840%, 08/12/20 (PEN)	5,663,000	2,353,836

Philippines—0.9%
Philippine Government Bond 1.625%, 04/25/16 (PHP)	455,900,000	10,232,076
Philippine Treasury Bill 0.542%, 11/13/13 (PHP) (b)	43,220,000	991,876

		11,223,952

Poland—8.6%
Poland Government Bonds Zero Coupon, 01/25/14 (PLN)	19,150,000	6,082,548
Zero Coupon, 07/25/14 (PLN)	9,090,000	2,848,802
Zero Coupon, 07/25/15 (PLN)	65,950,000	19,996,080
Zero Coupon, 01/25/16 (PLN)	55,717,000	16,580,306
2.710%, 01/25/17 (PLN) (c)	28,518,000	9,091,862
2.710%, 01/25/21 (PLN) (c)	28,929,000	9,056,148
5.000%, 10/24/13 (PLN)	17,650,000	5,660,027

MIST-212

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Poland—(Continued)
Poland Government Bonds 5.500%, 04/25/15 (PLN)	9,432,000	$3,132,070
5.750%, 04/25/14 (PLN)	52,875,000	17,225,074
6.250%, 10/24/15 (PLN)	53,896,000	18,293,247

		107,966,164

Russia—1.7%
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	18,018,000	21,233,853

Serbia—0.7%
Republic of Serbia 4.875%, 02/25/20 (144A)	3,150,000	2,941,312
5.250%, 11/21/17 (144A)	1,720,000	1,707,100
7.250%, 09/28/21 (144A)	3,740,000	3,884,925

		8,533,337

Singapore—3.0%
Singapore Government Bonds 0.250%, 02/01/14 (SGD)	23,435,000	18,676,381
3.625%, 07/01/14 (SGD)	23,750,000	19,399,616

		38,075,997

Slovenia—0.4%
Slovenia Government International Bonds 5.500%, 10/26/22 (144A)	3,200,000	2,976,000
5.850%, 05/10/23 (144A)	1,850,000	1,757,500

		4,733,500

South Korea—16.6%
Korea Monetary Stabilization Bonds 2.470%, 04/02/15 (KRW)	40,784,600,000	37,798,872
2.524%, 10/22/13 (KRW) (b)	4,459,200,000	4,143,082
2.550%, 05/09/14 (KRW)	3,709,900,000	3,450,477
2.570%, 06/09/14 (KRW)	8,226,000,000	7,650,013
2.720%, 09/09/14 (KRW)	8,131,000,000	7,578,341
2.740%, 02/02/15 (KRW)	481,310,000	447,974
2.760%, 06/02/15 (KRW)	6,555,600,000	6,100,980
2.780%, 10/02/14 (KRW)	2,536,400,000	2,362,454
2.800%, 08/02/15 (KRW)	22,227,650,000	20,693,851
2.820%, 08/02/14 (KRW)	636,300,000	592,952
2.840%, 12/02/14 (KRW)	1,407,530,000	1,311,805
3.280%, 06/02/14 (KRW)	9,018,300,000	8,427,393
3.470%, 02/02/14 (KRW)	5,175,740,000	4,830,012
3.480%, 12/02/13 (KRW)	3,764,160,000	3,507,790
3.590%, 10/02/13 (KRW)	2,195,770,000	2,043,194
3.590%, 04/02/14 (KRW)	7,606,760,000	7,112,327
Korea Treasury Bonds 2.750%, 12/10/15 (KRW)	11,222,000,000	10,437,225
3.000%, 12/10/13 (KRW)	80,949,800,000	75,387,055
3.250%, 12/10/14 (KRW)	2,150,000,000	2,013,233
3.250%, 06/10/15 (KRW)	2,412,300,000	2,262,867

		208,151,897

Sri Lanka—1.1%
Sri Lanka Government Bonds 6.400%, 08/01/16 (LKR)	56,200,000	377,061
6.400%, 10/01/16 (LKR)	35,400,000	235,618
6.500%, 07/15/15 (LKR)	80,900,000	568,935
6.600%, 06/01/14 (LKR)	29,200,000	215,635
7.000%, 03/01/14 (LKR)	900,000	6,723
8.000%, 11/15/18 (LKR)	243,630,000	1,597,401
8.500%, 04/01/18 (LKR)	79,670,000	539,804
8.500%, 06/01/18 (LKR)	1,410,000	9,660
8.500%, 07/15/18 (LKR)	45,000,000	301,805
9.000%, 05/01/21 (LKR)	3,530,000	22,947
11.000%, 08/01/15 (LKR)	522,600,000	3,932,217
11.000%, 09/01/15 (LKR)	762,125,000	5,724,050
11.750%, 04/01/14 (LKR)	890,000	6,753
11.750%, 03/15/15 (LKR)	11,590,000	88,712
Sri Lanka Treasury Bill 10.823%, 10/11/13 (LKR) (b)	20,000,000	151,201

		13,778,522

Sweden—7.6%
Export-Import Bank of Korea 1.450%, 05/19/14 (144A) (SEK)	25,960,000	4,040,246
Kommuninvest I Sverige AB 2.250%, 05/05/14 (SEK)	125,580,000	19,661,623
Sweden Government Bond 6.750%, 05/05/14 (SEK)	349,340,000	56,210,326
Sweden Treasury Bills 0.869%, 11/20/13 (SEK) (b)	80,240,000	12,466,934
0.896%, 12/18/13 (SEK) (b)	23,740,000	3,686,872

		96,066,001

Ukraine—2.7%
Financing of Infrastrucural Projects State Enterprise 7.400%, 04/20/18 (144A)	400,000	314,635
8.375%, 11/03/17 (144A)	440,000	367,400
Ukraine Government International Bonds 4.950%, 10/13/15 (144A) (EUR)	150,000	174,010
6.250%, 06/17/16 (144A) (a)	3,440,000	2,958,400
6.580%, 11/21/16 (144A)	5,050,000	4,343,000
7.500%, 04/17/23 (144A) (a)	3,400,000	2,809,250
7.750%, 09/23/20 (144A)	6,949,000	5,924,022
7.800%, 11/28/22 (144A)	4,150,000	3,460,063
7.950%, 02/23/21 (144A) (a)	9,904,000	8,467,920
9.250%, 07/24/17 (144A)	5,850,000	5,405,693

		34,224,393

Vietnam—0.4%
Vietnam Government International Bond 6.750%, 01/29/20 (144A) (a)	5,080,000	5,410,200

Total Foreign Government (Cost $1,001,582,375)		1,039,708,891

MIST-213

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—17.8%

Security Description	Shares/Principal Amount*	Value

Discount Notes—2.4%
Federal Farm Credit 0.010%, 10/01/13 (b)	5,000,000	$5,000,000
Federal Home Loan Bank 0.010%, 10/01/13 (b)	11,125,000	11,125,000
0.010%, 10/01/13 (b)	13,700,000	13,700,000

		29,825,000

Mutual Fund—2.3%
State Street Navigator Securities Lending MET Portfolio (d)	28,834,534	28,834,534

Repurchase Agreement—13.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $165,201,000 on 10/01/13, collateralized by $152,460,000 U.S.Government Agency obligations with rates ranging from 0.4500% - 5.375%, maturity dates ranging from 03/18/16 - 05/18/16 with a value of $168,505,694.	165,201,000	165,201,000

Total Short-Term Investments (Cost $223,860,534)		223,860,534

Total Investments—100.5% (Cost $1,225,442,909) (e)		1,263,569,425
Other assets and liabilities (net)—(0.5)%		(6,767,121)

Net Assets—100.0%		$1,256,802,304

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $27,520,950 and the collateral received consisted of cash in the amount of $28,834,534. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $1,225,442,909. The aggregate unrealized appreciation and depreciation of investments were $60,278,680 and $(22,152,164), respectively, resulting in net unrealized appreciation of $38,126,516.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $98,157,337, which is 7.8% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(KRW)—	South Korea Won
(LKR)—	Sri Lankan Rupee
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(PEN)—	Peruvian Nuevo Sol
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar

Top Industries as of September 30, 2013	% of Net Assets
Global Government Investment Grade	19.5
Global Government High Yield	63.2

82.7

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	864,300,000	Morgan Stanley & Co., Inc.	01/13/14	USD	1,756,172	$(67,762)
CLP	438,100,000	Barclays Bank plc	02/11/14	USD	888,281	(35,753)
CLP	438,900,000	Deutsche Bank AG	02/12/14	USD	888,641	(34,670)
CLP	370,000,000	Deutsche Bank AG	02/14/14	USD	750,553	(30,832)
CLP	993,900,000	Morgan Stanley & Co., Inc.	02/14/14	USD	2,010,519	(77,194)
CLP	433,400,000	Deutsche Bank AG	02/18/14	USD	879,054	(36,456)
CLP	405,100,000	JPMorgan Chase Bank N.A.	02/21/14	USD	823,374	(36,110)
CLP	687,600,000	JPMorgan Chase Bank N.A.	02/24/14	USD	1,394,868	(59,130)
CLP	488,550,000	Morgan Stanley & Co., Inc.	02/24/14	USD	988,268	(39,206)
CLP	360,850,000	Deutsche Bank AG	02/25/14	USD	729,579	(28,682)
CLP	245,250,000	Deutsche Bank AG	02/26/14	USD	495,454	(19,156)
CLP	313,500,000	Morgan Stanley & Co., Inc.	02/26/14	USD	633,781	(24,935)

MIST-214

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	303,150,000	Deutsche Bank AG	02/27/14	USD	612,919	$(24,252)
CLP	303,150,000	Deutsche Bank AG	02/28/14	USD	612,078	(23,489)
CLP	246,100,000	JPMorgan Chase Bank N.A.	02/28/14	USD	497,523	(19,701)
CLP	39,050,000	Deutsche Bank AG	03/03/14	USD	78,896	(3,108)
CLP	1,155,000,000	Barclays Bank plc	03/05/14	USD	2,332,156	(91,120)
CLP	39,050,000	Deutsche Bank AG	03/05/14	USD	78,682	(2,914)
CLP	113,400,000	Morgan Stanley & Co., Inc.	03/10/14	USD	229,091	(9,208)
CLP	408,600,000	JPMorgan Chase Bank N.A.	03/21/14	USD	826,290	(35,165)
CLP	1,182,768,000	Deutsche Bank AG	05/09/14	USD	2,406,691	(129,037)
CLP	8,066,295,000	Deutsche Bank AG	05/09/14	USD	16,413,257	(880,011)
CLP	9,313,680,000	JPMorgan Chase Bank N.A.	05/09/14	USD	18,964,936	(1,029,604)
CLP	440,900,000	Morgan Stanley & Co., Inc.	05/12/14	USD	894,320	(45,544)
CLP	753,400,000	Morgan Stanley & Co., Inc.	07/31/14	USD	1,416,033	21,503
CLP	376,530,000	Morgan Stanley & Co., Inc.	08/20/14	USD	707,537	9,123
INR	14,658,000	JPMorgan Chase Bank N.A.	10/22/13	USD	240,681	(7,837)
INR	201,041,000	HSBC Bank plc	10/29/13	USD	3,341,133	(154,038)
INR	1,228,565,000	HSBC Bank plc	11/12/13	USD	19,518,382	(116,381)
INR	16,661,000	Deutsche Bank AG	11/26/13	USD	255,849	6,324
INR	214,401,200	Deutsche Bank AG	11/27/13	USD	3,355,886	17,006
INR	27,220,000	HSBC Bank plc	11/27/13	USD	425,790	2,426
INR	35,346,000	Deutsche Bank AG	11/29/13	USD	526,530	29,237
INR	30,450,000	HSBC Bank plc	11/29/13	USD	465,952	12,832
INR	39,449,500	HSBC Bank plc	11/29/13	USD	591,358	28,931
INR	16,661,000	Deutsche Bank AG	12/26/13	USD	258,918	1,303
INR	8,330,700	Deutsche Bank AG	12/31/13	USD	130,400	(446)
KRW	2,321,000,000	Deutsche Bank AG	06/27/14	USD	1,986,648	146,137
KRW	2,328,000,000	HSBC Bank plc	09/26/14	USD	2,129,918	633
MXN	35,485,000	Deutsche Bank AG	10/11/13	USD	2,669,350	39,553
MXN	16,965,000	HSBC Bank plc	03/10/14	USD	1,291,391	(11,483)
MYR	21,469,000	HSBC Bank plc	10/01/13	USD	6,868,981	(282,388)
MYR	58,458,531	JPMorgan Chase Bank N.A.	10/16/13	USD	18,655,986	(737,845)
MYR	3,043,000	JPMorgan Chase Bank N.A.	10/18/13	USD	979,559	(46,972)
MYR	5,541,000	HSBC Bank plc	10/22/13	USD	1,798,909	(101,212)
MYR	4,132,000	Deutsche Bank AG	10/23/13	USD	1,332,688	(66,776)
MYR	2,756,789	HSBC Bank plc	10/24/13	USD	889,000	(44,465)
MYR	2,837,000	JPMorgan Chase Bank N.A.	10/31/13	USD	916,255	(47,551)
MYR	2,742,080	Deutsche Bank AG	11/19/13	USD	880,000	(41,367)
MYR	1,632,000	HSBC Bank plc	11/20/13	USD	522,873	(23,776)
MYR	27,560,000	JPMorgan Chase Bank N.A.	01/02/14	USD	8,622,470	(215,802)
MYR	3,409,400	Deutsche Bank AG	01/08/14	USD	1,102,188	(62,587)
MYR	697,000	JPMorgan Chase Bank N.A.	01/16/14	USD	227,147	(14,718)
MYR	4,429,000	JPMorgan Chase Bank N.A.	01/30/14	USD	1,425,949	(77,224)
MYR	3,758,000	JPMorgan Chase Bank N.A.	02/04/14	USD	1,193,584	(49,534)
MYR	7,610,828	HSBC Bank plc	02/06/14	USD	2,399,000	(82,308)
MYR	10,421,193	HSBC Bank plc	02/27/14	USD	3,106,168	62,011
MYR	50,424,120	JPMorgan Chase Bank N.A.	05/14/14	USD	16,703,919	(1,439,538)
MYR	99,141,840	HSBC Bank plc	06/06/14	USD	31,426,709	(1,451,205)
MYR	7,165,900	JPMorgan Chase Bank N.A.	08/27/14	USD	2,133,788	23,486
MYR	21,469,000	HSBC Bank plc	10/01/14	USD	6,538,450	(87,091)
PHP	18,300,000	HSBC Bank plc	10/03/13	USD	438,733	(18,422)
PHP	75,232,000	Deutsche Bank AG	10/04/13	USD	1,799,809	(71,879)
PHP	60,346,000	HSBC Bank plc	10/04/13	USD	1,446,661	(60,633)
PHP	89,969,000	HSBC Bank plc	10/07/13	USD	2,163,289	(96,823)
PHP	51,894,000	HSBC Bank plc	10/11/13	USD	1,248,622	(56,644)
PHP	29,478,000	JPMorgan Chase Bank N.A.	10/11/13	USD	709,612	(32,518)
PHP	17,593,000	Deutsche Bank AG	10/16/13	USD	422,716	(18,595)
SGD	2,190,000	JPMorgan Chase Bank N.A.	10/21/13	USD	1,769,697	(24,003)

MIST-215

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SGD	3,014,189	Morgan Stanley & Co., Inc.	11/08/13	USD	2,447,774	$(45,040)
SGD	3,284,900	Deutsche Bank AG	12/23/13	USD	2,615,366	3,281
SGD	7,822,083	Deutsche Bank AG	02/06/14	USD	6,132,851	103,424
SGD	2,353,000	Deutsche Bank AG	02/07/14	USD	1,848,187	27,784
SGD	2,353,000	HSBC Bank plc	02/07/14	USD	1,902,029	(26,058)
SGD	8,472,703	Barclays Bank plc	02/12/14	USD	6,677,729	77,384
SGD	1,398,000	HSBC Bank plc	02/18/14	USD	1,106,013	8,604
SGD	2,961,000	Deutsche Bank AG	02/27/14	USD	2,315,452	45,400
SGD	1,138,500	Deutsche Bank AG	02/28/14	USD	919,852	(12,105)
SGD	1,138,500	Deutsche Bank AG	02/28/14	USD	887,858	19,889
SGD	4,013,100	HSBC Bank plc	03/14/14	USD	3,217,688	(17,836)
SGD	3,051,000	Deutsche Bank AG	03/19/14	USD	2,392,116	40,641
SGD	3,488,000	HSBC Bank plc	03/19/14	USD	2,795,879	(14,675)
SGD	2,180,000	JPMorgan Chase Bank N.A.	03/19/14	USD	1,701,477	36,776
SGD	3,002,184	Deutsche Bank AG	05/06/14	USD	2,432,642	(38,502)
SGD	1,398,000	Deutsche Bank AG	05/19/14	USD	1,102,437	12,458
SGD	2,625,000	HSBC Bank plc	06/20/14	USD	2,084,988	8,600
SGD	12,676,300	JPMorgan Chase Bank N.A.	07/31/14	USD	10,043,020	68,052
SGD	10,161,130	Morgan Stanley & Co., Inc.	08/01/14	USD	8,013,509	91,392
SGD	4,687,000	Deutsche Bank AG	08/12/14	USD	3,703,381	35,243
SGD	1,863,000	Barclays Bank plc	08/18/14	USD	1,466,929	19,129
SGD	1,398,000	Deutsche Bank AG	08/19/14	USD	1,102,698	12,447
SGD	1,398,000	HSBC Bank plc	08/19/14	USD	1,102,872	12,273
SGD	2,961,000	Deutsche Bank AG	08/27/14	USD	2,316,358	45,591

Contracts to Deliver
EUR	2,310,000	UBS AG	10/07/13	USD	2,991,750	(133,373)
EUR	3,220,000	UBS AG	10/09/13	USD	4,207,896	(148,358)
EUR	3,217,000	UBS AG	10/11/13	USD	4,175,183	(177,033)
EUR	268,031	Barclays Bank plc	10/25/13	USD	349,625	(13,001)
EUR	8,218,000	Deutsche Bank AG	10/29/13	USD	10,705,589	(412,876)
EUR	4,118,000	UBS AG	10/29/13	USD	5,368,019	(203,390)
EUR	1,370,039	Deutsche Bank AG	10/31/13	USD	1,773,139	(80,452)
EUR	92,609	Deutsche Bank AG	11/04/13	USD	120,853	(4,443)
EUR	652,963	Barclays Bank plc	11/05/13	USD	850,034	(33,402)
EUR	1,990,000	Deutsche Bank AG	11/05/13	USD	2,591,040	(101,359)
EUR	1,525,000	Deutsche Bank AG	11/08/13	USD	1,959,625	(103,664)
EUR	413,121	JPMorgan Chase Bank N.A.	11/12/13	USD	528,991	(29,958)
EUR	309,733	Deutsche Bank AG	11/15/13	USD	395,411	(23,659)
EUR	650,000	Morgan Stanley & Co., Inc.	11/15/13	USD	829,286	(50,166)
EUR	86,267	Deutsche Bank AG	11/19/13	USD	110,831	(5,890)
EUR	1,287,000	Deutsche Bank AG	11/20/13	USD	1,647,875	(93,466)
EUR	302,256	JPMorgan Chase Bank N.A.	11/20/13	USD	385,864	(23,095)
EUR	1,380,000	Deutsche Bank AG	12/03/13	USD	1,799,458	(67,784)
EUR	263,000	UBS AG	12/09/13	USD	345,266	(10,597)
EUR	1,340,000	JPMorgan Chase Bank N.A.	12/13/13	USD	1,749,122	(64,040)
EUR	16,117,434	Deutsche Bank AG	01/07/14	USD	21,181,532	(628,462)
EUR	8,953,000	UBS AG	01/13/14	USD	11,726,013	(389,360)
EUR	913,000	Barclays Bank plc	01/21/14	USD	1,200,002	(35,520)
EUR	1,858,400	Citibank N.A.	01/28/14	USD	2,487,413	(27,534)
EUR	2,553,000	Citibank N.A.	02/10/14	USD	3,457,196	2,109
EUR	419,000	HSBC Bank plc	02/10/14	USD	566,635	(416)
EUR	1,915,000	UBS AG	02/10/14	USD	2,592,757	1,103
EUR	1,023,000	Barclays Bank plc	02/11/14	USD	1,382,175	(2,300)
EUR	10,382,000	Deutsche Bank AG	02/11/14	USD	13,931,917	(118,544)
EUR	446,000	UBS AG	02/13/14	USD	598,220	(5,377)

MIST-216

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	956,000	JPMorgan Chase Bank N.A.	02/19/14	USD	1,277,034	$(16,801)
EUR	956,000	JPMorgan Chase Bank N.A.	02/19/14	USD	1,278,316	(15,519)
EUR	2,080,000	Barclays Bank plc	02/20/14	USD	2,776,467	(38,580)
EUR	1,022,000	Goldman Sachs & Co.	02/21/14	USD	1,368,049	(15,118)
EUR	2,704,732	Barclays Bank plc	02/26/14	USD	3,605,868	(54,757)
EUR	429,852	Barclays Bank plc	02/26/14	USD	573,036	(8,732)
EUR	1,201,923	Barclays Bank plc	02/27/14	USD	1,605,457	(21,249)
EUR	421,332	Barclays Bank plc	02/27/14	USD	562,803	(7,436)
EUR	1,421,320	Deutsche Bank AG	02/27/14	USD	1,879,724	(43,918)
EUR	252,000	Deutsche Bank AG	02/27/14	USD	333,275	(7,787)
EUR	1,120,359	UBS AG	02/28/14	USD	1,500,452	(15,869)
EUR	13,630,862	Deutsche Bank AG	03/03/14	USD	17,934,806	(513,708)
EUR	457,000	Deutsche Bank AG	03/05/14	USD	595,243	(23,282)
EUR	1,405,634	Barclays Bank plc	03/07/14	USD	1,839,188	(63,274)
EUR	8,070,000	Deutsche Bank AG	03/07/14	USD	10,562,823	(359,558)
EUR	2,142,782	Barclays Bank plc	03/10/14	USD	2,791,488	(108,700)
EUR	10,839,830	Citibank N.A.	03/10/14	USD	14,161,696	(509,669)
EUR	714,000	HSBC Bank plc	03/10/14	USD	931,770	(34,606)
EUR	2,023,000	Morgan Stanley & Co., Inc.	03/10/14	USD	2,643,555	(94,511)
EUR	225,000	JPMorgan Chase Bank N.A.	03/13/14	USD	296,568	(7,965)
EUR	651,717	Barclays Bank plc	03/17/14	USD	848,060	(34,039)
EUR	462,068	Citibank N.A.	03/18/14	USD	599,850	(25,561)
EUR	399,325	Barclays Bank plc	03/21/14	USD	518,563	(21,930)
EUR	840,650	Citibank N.A.	03/26/14	USD	1,093,434	(44,419)
EUR	1,040,000	Deutsche Bank AG	03/26/14	USD	1,351,220	(56,461)
EUR	1,815,000	Barclays Bank plc	03/27/14	USD	2,450,885	(5,797)
EUR	205,485	Deutsche Bank AG	03/31/14	USD	264,957	(13,180)
EUR	640,496	Deutsche Bank AG	04/03/14	USD	823,133	(43,827)
EUR	2,372,000	Deutsche Bank AG	04/04/14	USD	3,053,120	(157,575)
EUR	1,005,008	Barclays Bank plc	04/07/14	USD	1,293,496	(66,881)
EUR	3,821,000	HSBC Bank plc	04/10/14	USD	4,993,550	(178,610)
EUR	4,186,153	Deutsche Bank AG	04/11/14	USD	5,478,628	(187,832)
EUR	1,911,000	UBS AG	04/11/14	USD	2,501,977	(84,791)
EUR	3,193,000	JPMorgan Chase Bank N.A.	04/14/14	USD	4,185,043	(137,118)
EUR	3,696,678	HSBC Bank plc	04/16/14	USD	4,838,693	(165,306)
EUR	989,372	Barclays Bank plc	04/22/14	USD	1,302,983	(36,310)
EUR	31,188,000	Deutsche Bank AG	04/22/14	USD	40,843,805	(1,374,777)
EUR	274,083	JPMorgan Chase Bank N.A.	04/22/14	USD	358,784	(12,237)
EUR	3,529,000	Deutsche Bank AG	04/23/14	USD	4,625,460	(151,697)
EUR	2,045,873	Barclays Bank plc	04/25/14	USD	2,672,320	(97,172)
EUR	692,175	Barclays Bank plc	04/30/14	USD	902,735	(34,279)
EUR	5,010,000	Deutsche Bank AG	04/30/14	USD	6,651,376	(130,782)
EUR	3,083,128	Barclays Bank plc	05/05/14	USD	4,086,501	(87,289)
EUR	9,737,000	Deutsche Bank AG	05/07/14	USD	12,808,245	(373,343)
EUR	7,580,000	Goldman Sachs & Co.	05/07/14	USD	9,972,248	(289,273)
EUR	6,590,000	Goldman Sachs & Co.	05/08/14	USD	8,630,330	(291,003)
EUR	17,552,000	UBS AG	05/12/14	USD	23,175,222	(586,503)
EUR	8,138,999	Goldman Sachs & Co.	05/13/14	USD	10,688,540	(330,001)
EUR	1,710,000	Goldman Sachs & Co.	05/13/14	USD	2,286,783	(28,208)
EUR	2,080,000	Barclays Bank plc	05/16/14	USD	2,760,285	(55,645)
EUR	685,000	Goldman Sachs & Co.	05/20/14	USD	887,589	(39,788)
EUR	469,000	Goldman Sachs & Co.	05/20/14	USD	607,707	(27,241)
EUR	469,000	Barclays Bank plc	05/21/14	USD	603,720	(31,231)
EUR	195,330	Barclays Bank plc	06/05/14	USD	255,189	(9,273)
EUR	1,516,100	Deutsche Bank AG	06/09/14	USD	1,990,753	(61,962)
EUR	505,700	Deutsche Bank AG	06/09/14	USD	664,022	(20,668)
EUR	1,546,000	Deutsche Bank AG	06/13/14	USD	2,052,701	(40,530)

MIST-217

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	776,000	Barclays Bank plc	07/16/14	USD	1,014,542	$(36,279)
EUR	3,870,000	Morgan Stanley & Co., Inc.	07/16/14	USD	5,048,841	(191,724)
EUR	3,585,000	UBS AG	07/16/14	USD	4,681,687	(172,944)
EUR	3,585,000	UBS AG	07/16/14	USD	4,681,723	(172,908)
EUR	1,218,000	Barclays Bank plc	07/18/14	USD	1,601,974	(47,396)
EUR	670,000	Deutsche Bank AG	07/22/14	USD	878,919	(28,385)
EUR	4,966,000	Morgan Stanley & Co., Inc.	07/22/14	USD	6,505,162	(219,724)
EUR	609,000	Deutsche Bank AG	07/23/14	USD	800,238	(24,464)
EUR	799,500	Citibank N.A.	07/28/14	USD	1,058,798	(23,901)
EUR	5,010,000	JPMorgan Chase Bank N.A.	07/31/14	USD	6,660,369	(124,361)
EUR	5,009,000	UBS AG	08/01/14	USD	6,666,478	(116,926)
EUR	146,322	Barclays Bank plc	08/04/14	USD	194,294	(3,864)
EUR	5,009,000	HSBC Bank plc	08/04/14	USD	6,639,079	(144,412)
EUR	3,073,000	Barclays Bank plc	08/05/14	USD	4,075,535	(86,125)
EUR	1,362,600	JPMorgan Chase Bank N.A.	08/06/14	USD	1,802,315	(43,016)
EUR	502,668	Citibank N.A.	08/08/14	USD	669,202	(11,553)
EUR	146,742	Citibank N.A.	08/11/14	USD	195,532	(3,201)
EUR	1,943,000	Deutsche Bank AG	08/11/14	USD	2,590,699	(40,707)
EUR	2,537,900	JPMorgan Chase Bank N.A.	08/11/14	USD	3,379,518	(57,562)
EUR	900,000	Goldman Sachs & Co.	08/12/14	USD	1,204,956	(13,920)
EUR	650,000	Morgan Stanley & Co., Inc.	08/15/14	USD	862,544	(17,767)
EUR	2,341,000	Barclays Bank plc	08/19/14	USD	3,102,176	(68,350)
EUR	1,313,000	Deutsche Bank AG	08/20/14	USD	1,753,564	(24,701)
EUR	2,600,000	JPMorgan Chase Bank N.A.	08/20/14	USD	3,473,704	(47,613)
EUR	4,541,000	JPMorgan Chase Bank N.A.	08/21/14	USD	6,070,386	(79,756)
EUR	1,115,456	Barclays Bank plc	08/25/14	USD	1,495,369	(15,384)
EUR	440,882	Deutsche Bank AG	08/29/14	USD	588,754	(8,379)
EUR	495,000	Deutsche Bank AG	09/03/14	USD	655,529	(14,916)
EUR	225,000	Deutsche Bank AG	09/03/14	USD	297,968	(6,780)
EUR	1,516,100	Deutsche Bank AG	09/05/14	USD	2,000,782	(52,692)
EUR	281,896	Barclays Bank plc	09/19/14	USD	376,613	(5,222)
EUR	3,307,000	Deutsche Bank AG	09/23/14	USD	4,487,004	7,512
EUR	685,747	Barclays Bank plc	09/24/14	USD	928,337	(545)
EUR	1,538,000	Deutsche Bank AG	09/26/14	USD	2,075,415	(7,907)
EUR	1,815,000	Barclays Bank plc	09/29/14	USD	2,451,974	(6,594)
EUR	4,440,000	Deutsche Bank AG	09/30/14	USD	5,995,643	(18,732)
EUR	1,200,000	Goldman Sachs & Co.	09/30/14	USD	1,619,172	(6,335)
EUR	1,620,000	HSBC Bank plc	09/30/14	USD	2,190,062	(4,372)
JPY	104,580,000	JPMorgan Chase Bank N.A.	10/18/13	USD	1,188,146	124,111
JPY	597,790,000	Barclays Bank plc	10/22/13	USD	6,106,547	24,277
JPY	100,800,000	Barclays Bank plc	10/22/13	USD	1,026,477	878
JPY	94,232,353	Citibank N.A.	11/08/13	USD	1,179,792	220,925
JPY	157,477,000	HSBC Bank plc	11/12/13	USD	1,686,952	84,500
JPY	92,567,000	JPMorgan Chase Bank N.A.	11/13/13	USD	1,170,216	228,269
JPY	229,154,000	Citibank N.A.	11/15/13	USD	2,897,108	565,247
JPY	119,300,000	Morgan Stanley & Co., Inc.	11/15/13	USD	1,508,122	294,130
JPY	93,849,000	UBS AG	11/15/13	USD	1,185,860	230,857
JPY	379,208,000	Citibank N.A.	11/19/13	USD	4,696,598	837,707
JPY	306,357,000	Deutsche Bank AG	11/19/13	USD	3,780,015	662,470
JPY	425,961,000	Citibank N.A.	11/20/13	USD	5,265,799	931,116
JPY	79,941,000	HSBC Bank plc	11/20/13	USD	989,749	176,250
JPY	152,982,000	JPMorgan Chase Bank N.A.	11/20/13	USD	1,895,629	338,847
JPY	122,208,000	UBS AG	11/20/13	USD	1,513,449	269,831
JPY	296,207,000	Deutsche Bank AG	01/07/14	USD	3,421,234	405,705
JPY	44,450,000	Citibank N.A.	01/10/14	USD	509,461	56,929
JPY	88,890,000	UBS AG	01/14/14	USD	1,015,746	110,756
JPY	44,440,000	UBS AG	01/14/14	USD	508,962	56,518

MIST-218

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	183,890,000	HSBC Bank plc	01/15/14	USD	2,094,419	$222,219
JPY	44,590,000	Deutsche Bank AG	01/16/14	USD	502,570	48,592
JPY	138,210,000	UBS AG	01/16/14	USD	1,557,822	150,684
JPY	109,940,000	UBS AG	01/16/14	USD	1,238,202	118,885
JPY	60,980,000	Deutsche Bank AG	01/17/14	USD	687,886	67,034
JPY	110,740,000	JPMorgan Chase Bank N.A.	01/17/14	USD	1,250,686	123,216
JPY	359,980,000	UBS AG	01/27/14	USD	4,080,481	415,164
JPY	342,205,982	Deutsche Bank AG	01/28/14	USD	3,821,396	337,028
JPY	443,025,359	HSBC Bank plc	01/28/14	USD	4,950,004	439,085
JPY	133,761,000	Goldman Sachs & Co.	02/12/14	USD	1,441,080	78,962
JPY	164,870,000	HSBC Bank plc	02/12/14	USD	1,772,567	93,659
JPY	164,783,000	JPMorgan Chase Bank N.A.	02/12/14	USD	1,772,564	94,542
JPY	218,400,000	Citibank N.A.	02/13/14	USD	2,363,445	139,412
JPY	109,360,000	JPMorgan Chase Bank N.A.	02/13/14	USD	1,181,670	68,024
JPY	46,833,020	Goldman Sachs & Co.	02/18/14	USD	503,148	26,216
JPY	109,420,000	JPMorgan Chase Bank N.A.	02/18/14	USD	1,181,744	67,446
JPY	87,100,000	JPMorgan Chase Bank N.A.	02/18/14	USD	935,804	48,806
JPY	109,070,000	Citibank N.A.	02/19/14	USD	1,181,709	70,967
JPY	109,540,000	Goldman Sachs & Co.	02/19/14	USD	1,181,706	66,177
JPY	144,240,000	HSBC Bank plc	02/24/14	USD	1,543,499	74,540
JPY	54,700,000	Barclays Bank plc	02/25/14	USD	590,879	33,802
JPY	144,300,000	JPMorgan Chase Bank N.A.	02/25/14	USD	1,556,593	87,011
JPY	350,622,000	UBS AG	02/26/14	USD	3,561,060	(9,775)
JPY	358,900,000	Barclays Bank plc	02/27/14	USD	3,833,582	178,414
JPY	109,290,000	Barclays Bank plc	02/27/14	USD	1,181,711	68,662
JPY	36,614,000	Deutsche Bank AG	02/27/14	USD	400,002	27,112
JPY	160,000,000	JPMorgan Chase Bank N.A.	03/03/14	USD	1,759,479	129,932
JPY	159,900,000	HSBC Bank plc	03/04/14	USD	1,756,178	127,637
JPY	178,400,000	UBS AG	03/04/14	USD	1,940,607	123,648
JPY	578,374,700	Barclays Bank plc	03/07/14	USD	5,833,748	(56,983)
JPY	109,701,956	Citibank N.A.	03/17/14	USD	1,145,892	28,497
JPY	323,500,000	Citibank N.A.	03/19/14	USD	3,407,236	112,101
JPY	142,403,000	Citibank N.A.	03/19/14	USD	1,491,521	41,020
JPY	200,950,000	Morgan Stanley & Co., Inc.	03/19/14	USD	2,100,559	53,705
JPY	164,310,000	Barclays Bank plc	03/24/14	USD	1,736,947	63,241
JPY	160,844,000	Deutsche Bank AG	03/24/14	USD	1,703,621	65,221
JPY	86,066,450	Barclays Bank plc	03/25/14	USD	907,395	30,693
JPY	177,260,000	Barclays Bank plc	04/21/14	USD	1,822,228	16,150
JPY	106,500,000	JPMorgan Chase Bank N.A.	04/21/14	USD	1,093,289	8,175
JPY	100,800,000	Citibank N.A.	04/22/14	USD	1,030,096	3,048
JPY	627,180,000	JPMorgan Chase Bank N.A.	04/22/14	USD	6,406,922	16,608
JPY	796,134,720	Deutsche Bank AG	05/12/14	USD	8,077,666	(35,721)
JPY	791,049,590	Morgan Stanley & Co., Inc.	05/12/14	USD	8,041,655	(19,909)
JPY	462,800,000	Citibank N.A.	06/09/14	USD	4,666,734	(50,950)
JPY	693,100,000	HSBC Bank plc	06/09/14	USD	7,000,303	(65,009)
JPY	464,700,000	JPMorgan Chase Bank N.A.	06/09/14	USD	4,667,303	(69,749)
JPY	596,690,000	Barclays Bank plc	06/10/14	USD	6,131,456	48,867
JPY	635,480,000	HSBC Bank plc	06/10/14	USD	6,569,491	91,481
JPY	430,940,000	JPMorgan Chase Bank N.A.	06/10/14	USD	4,379,630	(13,323)
JPY	210,400,000	Deutsche Bank AG	06/11/14	USD	2,189,477	44,663
JPY	588,770,000	JPMorgan Chase Bank N.A.	06/11/14	USD	6,131,514	129,601
JPY	119,465,000	Citibank N.A.	06/16/14	USD	1,257,526	39,642
JPY	248,300,000	JPMorgan Chase Bank N.A.	06/17/14	USD	2,627,930	96,614
JPY	481,311,000	Barclays Bank plc	06/30/14	USD	4,946,670	39,273
JPY	330,341,000	Barclays Bank plc	06/30/14	USD	3,395,077	26,955
JPY	353,334,000	Citibank N.A.	07/24/14	USD	3,551,585	(52,139)
JPY	544,000,000	JPMorgan Chase Bank N.A.	07/24/14	USD	5,460,203	(88,161)
JPY	189,600,000	JPMorgan Chase Bank N.A.	07/25/14	USD	1,912,737	(21,058)

MIST-219

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	411,460,000	Barclays Bank plc	07/29/14	USD	4,145,359	$(51,494)
JPY	105,370,000	Barclays Bank plc	08/11/14	USD	1,088,870	13,913
JPY	105,400,000	Citibank N.A.	08/11/14	USD	1,089,180	13,917
JPY	105,370,000	Deutsche Bank AG	08/12/14	USD	1,096,599	21,627
JPY	338,124,000	Deutsche Bank AG	08/19/14	USD	3,444,726	(5,108)
JPY	639,006,000	HSBC Bank plc	08/20/14	USD	6,587,691	67,907
JPY	305,946,000	JPMorgan Chase Bank N.A.	08/20/14	USD	3,146,702	25,133
JPY	152,028,000	JPMorgan Chase Bank N.A.	08/20/14	USD	1,564,356	13,213
JPY	151,705,000	Barclays Bank plc	08/22/14	USD	1,564,614	16,724
JPY	303,103,000	Citibank N.A.	08/25/14	USD	3,120,221	27,445
JPY	149,920,000	Deutsche Bank AG	08/25/14	USD	1,542,609	12,868
JPY	300,880,000	HSBC Bank plc	08/25/14	USD	3,089,403	19,309
JPY	427,709,000	Barclays Bank plc	08/26/14	USD	4,351,058	(13,223)
JPY	302,459,000	JPMorgan Chase Bank N.A.	08/26/14	USD	3,076,850	(9,398)
JPY	256,658,000	Deutsche Bank AG	08/27/14	USD	2,600,385	(18,552)
JPY	488,094,000	HSBC Bank plc	08/27/14	USD	4,945,879	(34,630)
JPY	244,017,000	JPMorgan Chase Bank N.A.	08/27/14	USD	2,475,759	(14,190)
JPY	150,260,000	JPMorgan Chase Bank N.A.	08/29/14	USD	1,546,450	13,155
JPY	109,297,635	Barclays Bank plc	09/18/14	USD	1,110,297	(5,315)
JPY	109,471,259	JPMorgan Chase Bank N.A.	09/29/14	USD	1,114,155	(3,400)
JPY	66,105,000	JPMorgan Chase Bank N.A.	09/30/14	USD	670,419	(4,434)
MYR	21,469,000	HSBC Bank plc	10/01/13	USD	6,661,185	74,592

Cross Currency Contracts to Buy
HUF	789,872,400	Deutsche Bank AG	03/19/14	EUR	2,501,357	165,559
HUF	236,727,980	JPMorgan Chase Bank N.A.	03/19/14	EUR	750,407	48,617
HUF	396,052,000	JPMorgan Chase Bank N.A.	03/20/14	EUR	1,250,677	87,670
HUF	393,926,000	JPMorgan Chase Bank N.A.	03/21/14	EUR	1,250,678	77,985
HUF	388,774,000	JPMorgan Chase Bank N.A.	09/23/14	EUR	1,282,448	(9,466)
HUF	311,219,000	JPMorgan Chase Bank N.A.	09/25/14	EUR	1,016,258	6,268
NOK	17,891,400	UBS AG	11/08/13	EUR	2,399,759	(275,560)
PLN	4,666,000	Barclays Bank plc	02/11/14	EUR	1,082,523	17,586
PLN	4,666,000	Deutsche Bank AG	02/11/14	EUR	1,084,839	14,452
PLN	4,666,000	Deutsche Bank AG	02/14/14	EUR	1,082,925	16,768
PLN	5,956,000	Morgan Stanley & Co., Inc.	05/27/14	EUR	1,395,452	(8,483)
PLN	39,200,000	Deutsche Bank AG	07/07/14	EUR	8,843,568	372,954
PLN	35,870,000	Deutsche Bank AG	08/19/14	EUR	8,303,241	23,771
SEK	261,920,000	Barclays Bank plc	04/30/14	EUR	30,304,994	(466,384)
SEK	14,943,320	Deutsche Bank AG	05/07/14	EUR	1,736,384	(37,085)
SEK	15,023,913	Morgan Stanley & Co., Inc.	05/08/14	EUR	1,740,060	(29,652)
SEK	38,634,000	UBS AG	06/30/14	EUR	4,360,841	68,602

Net Unrealized Depreciation						$(9,777,595)

(CLP)—	Chilean Peso
(EUR)—	Euro
(HUF)—	Hungarian Forint
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korea Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

MIST-220

Met Investors Series Trust

Met/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$1,040,562,012	$—	$1,040,562,012
Short-Term Investments
Discount Notes	—	29,825,000	—	29,825,000
Mutual Fund	28,834,534	—	—	28,834,534
Repurchase Agreement	—	165,201,000	—	165,201,000
Total Short-Term Investments	28,834,534	195,026,000	—	223,860,534
Total Investments	$28,834,534	$1,235,588,012	$—	$1,264,422,546

Collateral for securities loaned (Liability)	$—	$(28,834,534)	$—	$(28,834,534)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,401,386	$—	$12,401,386
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(22,178,981)	—	(22,178,981)
Total Forward Contracts	$—	$(9,777,595)	$—	$(9,777,595)

*	See Schedule of Investments for additional detailed categorizations.

MIST-221

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	7,025,350	$70,394,006
BlackRock Capital Appreciation Portfolio (Class A) (a)	2,115,543	71,314,946
BlackRock Large Cap Value Portfolio (Class A) (a)	4,714,489	51,576,510
Clarion Global Real Estate Portfolio (Class A) (b)	7,467,035	82,734,750
ClearBridge Aggressive Growth Portfolio (Class A) (b)	7,235,710	88,926,878
Clearbridge Aggressive Growth Portfolio II (formerly Janus Forty Portfolio) (Class A) (b)	777,764	71,017,676
Davis Venture Value Portfolio (Class A) (a)	1,788,157	69,666,579
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,005,124	34,214,420
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	2,377,210	39,152,656
Harris Oakmark International Portfolio (Class A) (b)	4,360,552	79,580,082
Invesco Comstock Portfolio (Class A) (b)	7,884,640	103,761,856
Invesco Small Cap Growth Portfolio (Class A) (b)	2,384,177	44,607,949
Jennison Growth Portfolio (Class A) (a)	7,553,354	106,728,892
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,731,712	31,794,234
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)(c)	3,198,128	50,018,723
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	158,248	39,568,350
Met/Dimensional International Small Company Portfolio (Class A) (a)	4,536,655	71,497,680
MFS® Emerging Markets Equity Portfolio (Class A) (b)	7,566,483	77,707,778
MFS® Research International Portfolio (Class A) (b)	6,166,520	71,038,315

Affiliated Investment Companies—(Continued)
MFS® Value Portfolio (Class A) (a)	5,417,983	$87,066,988
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	2,665,295	40,032,731
Neuberger Berman Genesis Portfolio (Class A) (a)	1,721,606	28,595,869
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,887,132	107,125,923
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,964,102	86,699,986
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,511,227	39,992,881
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	411,411	8,944,080
Third Avenue Small Cap Value Portfolio (Class A) (b)	1,663,943	32,030,902
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,140,649	70,478,297

Total Mutual Funds (Cost $1,431,059,651)		1,756,269,937

Total Investments—100.0% (Cost $1,431,059,651) (d)		1,756,269,937
Other assets and liabilities (net)—0.0%		(499,057)

Net Assets—100.0%		$1,755,770,880

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,431,059,651. The aggregate and net unrealized appreciation of investments was $325,210,286.

MIST-222

Met Investors Series Trust

MetLife Aggressive Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,756,269,937	$—	$—	$1,756,269,937
Total Investments	$1,756,269,937	$—	$—	$1,756,269,937

MIST-223

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—70.5% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.5%
Baillie Gifford International Stock Portfolio (Class A) (a)	18,485,410	$185,223,811
BlackRock Bond Income Portfolio (Class A) (a)	6,572,209	703,620,670
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,913,633	64,508,565
BlackRock High Yield Portfolio (Class A) (b)	10,691,425	91,411,680
Clarion Global Real Estate Portfolio (Class A) (b)	11,019,228	122,093,045
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,224,453	64,208,525
Frontier Mid Cap Growth Portfolio (Class A) (a)	2,378,249	80,955,608
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	11,473,551	188,969,384
Harris Oakmark International Portfolio (Class A) (b)	18,111,670	330,537,985
Invesco Comstock Portfolio (Class A) (b)	4,682,682	61,624,090
Invesco Small Cap Growth Portfolio (Class A) (b)	8,690,999	162,608,598
Jennison Growth Portfolio (Class A) (a)	4,478,269	63,277,942
JPMorgan Core Bond Portfolio (Class A) (b)	50,984,252	520,039,367
JPMorgan Small Cap Value Portfolio (Class A) (b)	8,535,898	156,719,093
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	347,661	86,929,033
Met/Dimensional International Small Company Portfolio (Class A) (a)	8,527,610	134,395,131
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	11,593,955	121,620,586
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	30,468,970	304,689,705
Met/Templeton International Bond Portfolio (Class A) (b)	15,895,363	182,478,772
MFS® Emerging Markets Equity Portfolio (Class A) (b)	11,971,200	122,944,222
MFS® Research International Portfolio (Class A) (b)	27,707,417	319,189,449
MFS® Value Portfolio (Class A) (a)	3,893,813	62,573,574
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	5,710,875	85,777,341
Neuberger Berman Genesis Portfolio (Class A) (a)	3,942,584	65,486,320
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	18,126,138	184,161,562
PIMCO Total Return Portfolio (Class A) (b)	56,789,838	674,095,372
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	2,075,258	60,701,301
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	7,606,529	165,365,946
Third Avenue Small Cap Value Portfolio (Class A) (b)	8,288,238	159,548,584
Van Eck Global Natural Resources Portfolio (Class A) (a)	8,907,055	122,115,721

Affiliated Investment Companies—(Continued)
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	20,720,653	$274,341,449
Western Asset Management U.S. Government Portfolio (Class A) (a)	25,410,694	305,436,537

Total Mutual Funds (Cost $5,817,683,563)		6,227,648,968

U.S. Treasury & Government Agencies—25.0%

Federal Agencies—1.0%
Federal Home Loan Mortgage Corp.
1.750%, 05/30/19	36,000,000	35,759,700
2.375%, 01/13/22	10,500,000	10,219,608
6.250%, 07/15/32	30,000,000	39,093,960
Federal National Mortgage Association 6.625%, 11/15/30	1,300,000	1,737,651

		86,810,919

U.S. Treasury—24.0%
U.S. Treasury Bonds
2.750%, 11/15/42	11,500,000	9,518,044
2.875%, 05/15/43	11,000,000	9,336,250
3.000%, 05/15/42	3,000,000	2,628,750
3.125%, 11/15/41 (c)	115,100,000	103,787,857
3.125%, 02/15/42 (c)	172,400,000	155,213,789
3.125%, 02/15/43	6,200,000	5,554,816
3.750%, 08/15/41 (c)	70,600,000	71,769,277
4.250%, 11/15/40 (c)	177,700,000	196,941,534
4.375%, 05/15/40	7,100,000	8,034,090
4.375%, 05/15/41 (c)	193,500,000	218,775,938
4.500%, 05/15/38	63,000,000	72,686,250
4.500%, 08/15/39	25,000,000	28,863,275
5.000%, 05/15/37	11,500,000	14,209,688
5.250%, 02/15/29	125,000,000	156,269,500
5.375%, 02/15/31	54,600,000	69,632,035
5.500%, 08/15/28	6,200,000	7,934,066
6.000%, 02/15/26	26,700,000	35,310,750
6.250%, 08/15/23	88,000,000	116,462,544
6.250%, 05/15/30	1,600,000	2,221,501
6.500%, 11/15/26	39,900,000	55,242,787
8.000%, 11/15/21	57,700,000	82,578,624
U.S. Treasury Notes
0.125%, 12/31/13	76,800,000	76,814,976
0.250%, 01/31/14	16,400,000	16,411,529
0.250%, 02/28/14	42,000,000	42,034,440
0.250%, 03/31/14	55,374,000	55,425,941
0.250%, 05/31/14	52,100,000	52,156,997
0.250%, 09/30/14	600,000	600,797
0.750%, 12/15/13	38,350,000	38,405,416
1.000%, 01/15/14	78,400,000	78,617,403
1.250%, 02/15/14	43,013,000	43,204,537
1.250%, 03/15/14	19,987,000	20,095,529
1.375%, 02/28/19	54,000,000	53,578,152

MIST-224

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 12/31/13	3,000,000	$3,010,782
1.750%, 01/31/14	11,600,000	11,665,702
1.875%, 02/28/14	10,700,000	10,780,667
3.500%, 05/15/20	12,000,000	13,233,744
3.625%, 02/15/21	137,600,000	152,252,198
U.S. Treasury Principal Strips Zero Coupon, 11/15/27	39,600,000	24,712,024
Zero Coupon, 05/15/39	6,700,000	2,502,356
Zero Coupon, 02/15/41	24,000,000	8,297,688

		2,126,772,243

Total U.S. Treasury & Government Agencies (Cost $2,339,990,544)		2,213,583,162

Foreign Government—0.6%

Municipal—0.3%
Junta de Castilla y Leon
6.270%, 02/19/18 (EUR)	7,500,000	11,156,146
6.505%, 03/01/19 (EUR)	7,500,000	11,292,209

		22,448,355

Provincial—0.3%
Province of Quebec Canada
5.750%, 12/01/36 (CAD)	22,000,000	26,201,583

Total Foreign Government (Cost $50,330,751)		48,649,938

Municipals—0.4%
Metropolitan Transportation Authority NY, Dedicated Tax Fund Revenue, Refunding 5.000%, 11/15/29	4,000,000	4,353,920
New Mexico State Hospital Equipment Loan Council Hospital Revenue 5.000%, 08/01/42	1,000,000	1,007,740
New York State Dormitory Authority, State Personal Income Tax Revenue, Refunding 5.000%, 02/15/42	6,000,000	6,219,600
Pennsylvania State Economic Development Financing Authority Unemployment Compensation Revenue, Refunding 5.000%, 07/01/22	4,000,000	4,387,440
San Francisco Bay Area CA, Toll Authority, Toll Bridge Revenue, Refunding 5.000%, 04/01/30	7,930,000	8,531,808
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,216,610
Utah County UT Hospital Revenue, Intermountain Healthcare Health Services, Inc. 5.000%, 05/15/43	2,000,000	2,021,340

Total Municipals (Cost $37,575,262)		34,738,458

Corporate Bonds & Notes—0.4%

Banks—0.2%
Banco del Estado de Chile
2.000%, 11/09/17 (144A)	5,000,000	4,878,345
Citigroup, Inc.
1.718%, 01/13/14 (d)	1,000,000	1,003,482
Export-Import Bank of Korea
1.750%, 02/27/18	6,700,000	6,519,227
Morgan Stanley
1.865%, 01/24/14 (d)	500,000	501,855

		12,902,909

Diversified Financial Services—0.1%
LeasePlan Corp. NV
3.000%, 10/23/17 (144A)	5,100,000	5,131,074
MassMutual Global Funding II
2.500%, 10/17/22 (144A) (e)	4,000,000	3,658,024

		8,789,098

Oil & Gas—0.1%
Statoil ASA
2.450%, 01/17/23	5,400,000	4,934,444

Software—0.0%
Microsoft Corp.
3.500%, 11/15/42	4,500,000	3,640,662

Transportation—0.0%
Vessel Management Services, Inc.
3.432%, 08/15/36	3,772,000	3,710,211

Total Corporate Bonds & Notes (Cost $35,857,457)		33,977,324

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106%, 07/15/46 (144A)	100,000	107,173

Total Mortgage-Backed Securities (Cost $101,000)		107,173

MIST-225

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Purchased Option—0.0%

Security Description	Notional/Principal Amount*	Value

Put Options—0.0%
S&P 500 Index, Strike Price $900 Expires 12/19/13
(Cost $154,392)	5,600	$70,000

Short-Term Investments—3.2%

Discount Notes—0.5%
Fannie Mae
0.125%, 01/27/14 (f)	10,000,000	9,995,903
Freddie Mac
0.160%, 01/14/14 (f)	18,392,000	18,383,417
0.160%, 02/04/14 (f)	12,500,000	12,493,000

		40,872,320

U.S. Treasury—2.3%
U.S. Treasury Bills
0.061%, 01/09/14 (c) (f)	101,000,000	100,983,167
0.061%, 01/23/14 (f) (g)	49,000,000	48,990,690
0.069%, 02/27/14 (f)	300,000	299,916
0.069%, 01/09/14 (c) (f)	100,000	99,981
0.074%, 01/09/14 (c) (f)	56,100,000	56,088,702

		206,462,456

Commercial Paper—0.4%
Banco do Brasil S.A.
1.217%, 01/24/14 (f)	25,000,000	24,905,300
Itau Unibanco S.A. New York
1.521%, 10/31/13 (f)	10,000,000	9,987,685
Santander Consumer Bank SA
3.100%, 10/01/13 (f)	4,200,000	4,200,000

		39,092,985

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $652,000 on 10/01/13, collateralized by $680,000 U.S. Treasury Note at 0.625% due 08/31/2017 with a value of $669,800.	652,000	652,000

Total Short-Term Investments (Cost $287,079,761)		287,079,761

Total Investments—100.1% (Cost $8,568,772,730) (h)		8,845,854,784
Other assets and liabilities (net)—(0.1)%		(5,931,309)

Net Assets—100.0%		$8,839,923,475

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $150,578,680.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $3,658,024, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(f)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(g)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of September 30, 2013, the market value of securities pledged was $59,989.
(h)	As of September 30, 2013, the aggregate cost of investments was $8,568,772,730. The aggregate unrealized appreciation and depreciation of investments were $524,558,089 and $(247,476,035), respectively, resulting in net unrealized appreciation of $277,082,054.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $13,774,616, which is 0.2% of net assets.
(CAD)—	Canadian Dollar
(EUR)—	Euro

MIST-226

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
MassMutual Global Funding II	10/10/12	$4,000,000	$3,972,731	$3,658,024

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	18,393,280	Credit Suisse International	11/04/13	$7,921,992	$312,453

Contracts to Deliver
CAD	29,679,000	Citibank N.A.	12/23/13	28,934,176	180,057
EUR	14,999,000	Citibank N.A.	12/17/13	19,901,978	(393,451)

Net Unrealized Appreciation					$99,059

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	12/20/13	39,834	USD	3,332,283,323	$2,419,987
U.S. Treasury Bond 30 Year Futures	12/19/13	1,060	USD	137,134,174	4,243,326

Net Unrealized Appreciation					$6,663,313

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(USD)—	United States Dollar

MIST-227

Met Investors Series Trust

MetLife Balanced Plus Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$6,227,648,968	$—	$—	$6,227,648,968
Total U.S. Treasury & Government Agencies*	—	2,213,583,162	—	2,213,583,162
Total Foreign Government*	—	48,649,938	—	48,649,938
Total Municipals	—	34,738,458	—	34,738,458
Total Corporate Bonds & Notes*	—	33,977,324	—	33,977,324
Total Mortgage-Backed Securities*	—	107,173	—	107,173
Total Purchased Option*	70,000	—	—	70,000
Short-Term Investments
Discount Notes	—	40,872,320	—	40,872,320
U.S. Treasury	—	206,462,456	—	206,462,456
Commercial Paper	—	39,092,985	—	39,092,985
Repurchase Agreement	—	652,000	—	652,000
Total Short-Term Investments	—	287,079,761	—	287,079,761
Total Investments	$6,227,718,968	$2,618,135,816	$—	$8,845,854,784

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$492,510	$—	$492,510
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(393,451)	—	(393,451)
Total Forward Contracts	$—	$99,059	$—	$99,059
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,663,313	$—	$—	$6,663,313

*	See Schedule of Investments for additional detailed categorizations.

MIST-228

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	33,470,438	$335,373,786
BlackRock Bond Income Portfolio (Class A) (a)	5,313,755	568,890,572
BlackRock Capital Appreciation Portfolio (Class A) (a)	6,699,974	225,856,111
BlackRock High Yield Portfolio (Class A) (b)	7,622,161	65,169,481
BlackRock Large Cap Value Portfolio (Class A) (a)	39,837,648	435,823,874
Clarion Global Real Estate Portfolio (Class A) (b)	18,596,010	206,043,796
ClearBridge Aggressive Growth Portfolio (Class A) (b)	18,211,497	223,819,298
Clearbridge Aggressive Growth Portfolio II (formerly Janus Forty Portfolio) (Class A) (b)	3,047,934	278,306,848
Davis Venture Value Portfolio (Class A) (a)	14,066,746	548,040,406
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	13,415,268	220,949,462
Harris Oakmark International Portfolio (Class A) (b)	24,718,955	451,120,925
Invesco Comstock Portfolio (Class A) (b)	33,045,789	434,882,588
Invesco Small Cap Growth Portfolio (Class A) (b)	21,043,039	393,715,268
Jennison Growth Portfolio (Class A) (a)	23,967,432	338,659,812
JPMorgan Core Bond Portfolio (Class A) (b)	35,408,142	361,163,053
JPMorgan Small Cap Value Portfolio (formerly Dreman Small Cap Value Portfolio) (Class A) (b)	6,033,483	110,774,747
Lord Abbett Bond Debenture Portfolio (Class A) (b)	5,803,744	75,971,009
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	444,902	111,243,343
Met/Dimensional International Small Company Portfolio (Class A) (a)	14,485,779	228,295,881
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	19,790,905	207,606,597
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	20,616,354	206,163,544
Met/Templeton International Bond Portfolio (Class A) (b)	26,698,776	306,501,948
MFS® Emerging Markets Equity Portfolio (Class A) (b)	20,671,109	212,292,286

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (b)	29,279,782	337,303,085
MFS® Value Portfolio (Class A) (a)	41,072,944	660,042,214
Neuberger Berman Genesis Portfolio (Class A) (a)	10,206,942	169,537,314
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	30,365,987	308,518,428
PIMCO Total Return Portfolio (Class A) (b)	71,164,901	844,727,379
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	15,542,517	340,691,974
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	16,727,781	489,287,600
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	19,688,647	224,253,689
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	2,607,811	56,693,818
Third Avenue Small Cap Value Portfolio (Class A) (b)	8,735,517	168,158,712
Van Eck Global Natural Resources Portfolio (Class A) (a)	15,908,313	218,102,971
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	5,523,921	73,136,717
Western Asset Management U.S. Government Portfolio (Class A) (a)	34,378,198	413,225,937

Total Mutual Funds (Cost $9,133,138,238)		10,850,344,473

Total Investments—100.0% (Cost $9,133,138,238) (c)		10,850,344,473
Other assets and liabilities (net)—0.0%		(2,756,638)

Net Assets—100.0%		$10,847,587,835

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2013, the aggregate cost of investments was $9,133,138,238. The aggregate unrealized appreciation and depreciation of investments were $1,782,645,628 and $(65,439,393), respectively, resulting in net unrealized appreciation of $1,717,206,235.

MIST-229

Met Investors Series Trust

MetLife Balanced Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$10,850,344,473	$—	$—	$10,850,344,473
Total Investments	$10,850,344,473	$—	$—	$10,850,344,473

MIST-230

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,282,169	$52,927,338
BlackRock Bond Income Portfolio (Class A) (a)	2,375,196	254,288,476
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,580,781	53,288,142
BlackRock High Yield Portfolio (Class A) (b)	4,992,765	42,688,142
BlackRock Large Cap Value Portfolio (Class A) (a)	7,191,950	78,679,937
Clarion Global Real Estate Portfolio (Class A) (b)	2,374,734	26,312,048
ClearBridge Aggressive Growth Portfolio (Class A) (b)	1,083,694	13,318,605
Davis Venture Value Portfolio (Class A) (a)	1,356,677	52,856,122
Frontier Mid Cap Growth Portfolio (Class A) (a)	626,794	21,336,058
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	964,944	15,892,633
Harris Oakmark International Portfolio (Class A) (b)	2,888,392	52,713,162
Invesco Comstock Portfolio (Class A) (b)	7,005,420	92,191,334
Invesco Small Cap Growth Portfolio (Class A) (b)	1,430,719	26,768,747
Jennison Growth Portfolio (Class A) (a)	2,821,482	39,867,536
JPMorgan Core Bond Portfolio (Class A) (b)	18,363,004	187,302,641
JPMorgan Small Cap Value Portfolio (Class A) (b)	727,225	13,351,846
Lord Abbett Bond Debenture Portfolio (Class A) (b)	1,426,471	18,672,501
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	63,981	15,997,926
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	5,078,133	53,269,616
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	10,685,335	106,853,346
Met/Templeton International Bond Portfolio (Class A) (b)	6,934,497	79,608,028
MFS® Emerging Markets Equity Portfolio (Class A) (b)	1,267,564	13,017,883

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (b)	3,454,530	$39,796,181
MFS® Value Portfolio (Class A) (a)	7,384,721	118,672,467
Neuberger Berman Genesis Portfolio (Class A) (a)	2,418,853	40,177,151
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	21,082,142	214,194,562
PIMCO Total Return Portfolio (Class A) (b)	37,241,930	442,061,707
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	1,826,514	40,037,178
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,147,899	92,076,043
Third Avenue Small Cap Value Portfolio (Class A) (b)	1,390,925	26,775,302
Van Eck Global Natural Resources Portfolio (Class A) (a)	1,939,764	26,594,168
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	3,422,771	45,317,485
Western Asset Management U.S. Government Portfolio (Class A) (a)	22,259,481	267,558,966

Total Mutual Funds (Cost $2,483,392,280)		2,664,463,277

Total Investments—100.0% (Cost $2,483,392,280) (c)		2,664,463,277
Other assets and liabilities (net)—0.0%		(760,195)

Net Assets—100.0%		$2,663,703,082

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2013, the aggregate cost of investments was $2,483,392,280. The aggregate unrealized appreciation and depreciation of investments were $215,362,696 and $(34,291,699), respectively, resulting in net unrealized appreciation of $181,070,997.

MIST-231

Met Investors Series Trust

MetLife Defensive Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$2,664,463,277	$—	$—	$2,664,463,277
Total Investments	$2,664,463,277	$—	$—	$2,664,463,277

MIST-232

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	35,096,094	$351,662,866
BlackRock Bond Income Portfolio (Class A) (a)	780,387	83,548,262
BlackRock Capital Appreciation Portfolio (Class A) (a)	8,081,866	272,439,694
BlackRock Large Cap Value Portfolio (Class A) (a)	32,027,814	350,384,284
Clarion Global Real Estate Portfolio (Class A) (b)	22,011,518	243,887,620
ClearBridge Aggressive Growth Portfolio (Class A) (b)	29,405,286	361,390,968
Clearbridge Aggressive Growth Portfolio II (formerly Janus Forty Portfolio) (Class A) (b)	2,952,029	269,549,748
Davis Venture Value Portfolio (Class A) (a)	9,058,058	352,901,947
Frontier Mid Cap Growth Portfolio (Class A) (a)	3,957,563	134,715,428
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	7,942,131	130,806,892
Harris Oakmark International Portfolio (Class A) (b)	22,378,871	408,414,401
Invesco Comstock Portfolio (Class A) (b)	33,312,720	438,395,394
Invesco Small Cap Growth Portfolio (Class A) (b)	9,677,267	181,061,674
Jennison Growth Portfolio (Class A) (a)	32,079,706	453,286,248
JPMorgan Core Bond Portfolio (Class A) (b)	8,172,029	83,354,693
JPMorgan Small Cap Value Portfolio (Class A) (b)	8,780,365	161,207,499
Loomis Sayles Small Cap Growth Portfolio (Class A) (a) (c)	10,483,741	163,965,703
Lord Abbett Bond Debenture Portfolio (Class A) (b)	9,630,047	126,057,314
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	716,966	179,270,136
Met/Dimensional International Small Company Portfolio (Class A) (a)	17,433,146	274,746,382
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	15,858,825	166,359,079
Met/Templeton International Bond Portfolio (Class A) (b)	17,977,886	206,386,133
MFS® Emerging Markets Equity Portfolio (Class A) (b)	29,191,731	299,799,082

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (b)	23,510,670	$270,842,923
MFS® Value Portfolio (Class A) (a)	33,096,020	531,853,034
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b)	9,049,789	135,927,830
Neuberger Berman Genesis Portfolio (Class A) (a)	8,730,933	145,020,796
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	24,548,858	249,416,399
PIMCO Total Return Portfolio (Class A) (b)	14,068,787	166,996,497
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	20,806,325	456,074,639
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,104,152	529,546,458
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	15,839,667	180,413,803
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	2,093,369	45,509,844
Third Avenue Small Cap Value Portfolio (Class A) (b)	8,425,545	162,191,745
Van Eck Global Natural Resources Portfolio (Class A) (a)	19,232,772	263,681,305

Total Mutual Funds (Cost $7,052,932,827)		8,831,066,720

Total Investments—100.0% (Cost $7,052,932,827) (d)		8,831,066,720
Other assets and liabilities (net)—0.0%		(2,310,723)

Net Assets—100.0%		$8,828,755,997

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2013, the aggregate cost of investments was $7,052,932,827. The aggregate unrealized appreciation and depreciation of investments were $1,801,892,003 and $(23,758,110), respectively, resulting in net unrealized appreciation of $1,778,133,893.

MIST-233

Met Investors Series Trust

MetLife Growth Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$8,831,066,720	$—	$—	$8,831,066,720
Total Investments	$8,831,066,720	$—	$—	$8,831,066,720

MIST-234

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	10,055,021	$100,751,310
BlackRock Bond Income Portfolio (Class A) (a)	3,270,903	350,182,825
BlackRock Capital Appreciation Portfolio (Class A) (a)	4,501,535	151,746,737
BlackRock High Yield Portfolio (Class A) (b)	9,227,280	78,893,244
BlackRock Large Cap Value Portfolio (Class A) (a)	17,896,885	195,791,925
Clarion Global Real Estate Portfolio (Class A) (b)	8,556,181	94,802,485
ClearBridge Aggressive Growth Portfolio (Class A) (b)	9,191,320	112,961,326
Davis Venture Value Portfolio (Class A) (a)	2,527,957	98,489,186
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,011,818	49,604,635
Harris Oakmark International Portfolio (Class A) (b)	8,286,238	151,223,839
Invesco Comstock Portfolio (Class A) (b)	12,992,286	170,978,485
Invesco Small Cap Growth Portfolio (Class A) (b)	5,393,623	100,914,692
Jennison Growth Portfolio (Class A) (a)	8,918,861	126,023,499
JPMorgan Core Bond Portfolio (Class A) (b)	25,118,458	256,208,276
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,719,308	49,926,489
Lord Abbett Bond Debenture Portfolio (Class A) (b)	2,626,085	34,375,447
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	199,559	49,897,730
Met/Dimensional International Small Company Portfolio (Class A) (a)	3,238,542	51,039,424
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	9,222,285	96,741,766
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	14,312,229	143,122,293
Met/Templeton International Bond Portfolio (Class A) (b)	8,250,979	94,721,238
MFS® Emerging Markets Equity Portfolio (Class A) (b)	6,997,095	71,860,168

Affiliated Investment Companies—(Continued)
MFS® Research International Portfolio (Class A) (b)	10,931,306	$125,928,641
MFS® Value Portfolio (Class A) (a)	15,359,874	246,833,176
Neuberger Berman Genesis Portfolio (Class A) (a)	4,569,932	75,906,566
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	18,275,917	185,683,320
PIMCO Total Return Portfolio (Class A) (b)	61,441,281	729,308,002
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	5,205,739	114,109,791
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,552,132	220,899,861
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	4,410,124	50,231,309
Third Avenue Small Cap Value Portfolio (Class A) (b)	3,914,220	75,348,741
Van Eck Global Natural Resources Portfolio (Class A) (a)	3,617,780	49,599,769
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,561,880	33,919,290
Western Asset Management U.S. Government Portfolio (Class A) (a)	27,394,667	329,283,892

Total Mutual Funds (Cost $4,261,769,889)		4,867,309,377

Total Investments—100.0% (Cost $4,261,769,889) (c)		4,867,309,377
Other assets and liabilities (net)—0.0%		(1,293,092)

Net Assets—100.0%		$4,866,016,285

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	As of September 30, 2013, the aggregate cost of investments was $4,261,769,889. The aggregate unrealized appreciation and depreciation of investments were $629,587,349 and $(24,047,861), respectively, resulting in net unrealized appreciation of $605,539,488.

MIST-235

Met Investors Series Trust

MetLife Moderate Strategy Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,867,309,377	$—	$—	$4,867,309,377
Total Investments	$4,867,309,377	$—	$—	$4,867,309,377

MIST-236

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—75.0% of Net Assets

Security Description	Shares/Principal Amount*	Value

Affiliated Investment Companies—75.0%
Barclays Aggregate Bond Index Portfolio (formerly Barclays Capital Aggregate Bond Index Portfolio) (Class A) (a)	11,316,869	$123,919,712
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	909,035	15,489,964
MetLife Stock Index Portfolio (Class A) (a)	1,365,816	52,665,877
MSCI EAFE Index Portfolio (Class A) (a)	2,368,496	30,979,928
Russell 2000 Index Portfolio (Class A) (a)	509,538	9,293,978

Total Mutual Funds (Cost $228,319,551)		232,349,459

Short-Term Investments—25.0%

Discount Notes—17.0%
Fannie Mae
0.046%, 10/16/13 (b)	1,100,000	1,099,979
0.051%, 10/16/13 (b)	700,000	699,985
0.060%, 02/12/14 (b) (c)	4,400,000	4,399,017
0.061%, 10/16/13 (b)	300,000	299,993
0.065%, 02/03/14 (b)	4,400,000	4,399,007
0.085%, 01/22/14 (b)	2,000,000	1,999,466
0.090%, 10/16/13 (b)	1,600,000	1,599,940
0.090%, 12/18/13 (b)	3,200,000	3,199,376
0.092%, 01/22/14 (b)	500,000	499,856
Federal Home Loan Bank
0.025%, 12/20/13 (b)	1,900,000	1,899,895
0.045%, 11/22/13 (b)	1,000,000	999,935
0.120%, 11/22/13 (b)	2,300,000	2,299,601
Federal Home Loan Mortgage Corp.
0.035%, 02/04/14 (b)	5,700,000	5,699,302
0.050%, 02/04/14 (b)	1,100,000	1,099,808
0.050%, 01/21/14 (b)	500,000	499,922
0.080%, 12/30/13 (b)	1,900,000	1,899,620
0.080%, 01/21/14 (b)	1,200,000	1,199,701
0.080%, 03/13/14 (b) (c)	700,000	699,746
0.085%, 01/21/14 (b)	1,800,000	1,799,524
0.085%, 03/13/14 (b) (c)	600,000	599,769
0.086%, 10/28/13 (b)	100,000	99,994
0.090%, 10/28/13 (b)	1,100,000	1,099,926
0.090%, 10/28/13 (b)	400,000	399,973
0.090%, 11/13/13 (b)	3,200,000	3,199,656
0.090%, 01/21/14 (b)	1,100,000	1,099,692
0.090%, 03/13/14 (b) (c)	2,500,000	2,498,981
0.093%, 10/28/13 (b)	400,000	399,972
0.096%, 10/28/13 (b)	600,000	599,957
0.096%, 10/28/13 (b)	500,000	499,964
0.100%, 10/28/13 (b)	5,200,000	5,199,610
0.114%, 10/28/13 (b)	700,000	699,940

		52,691,107

U.S. Treasury—7.7%
U.S. Treasury Bills
0.001%, 11/14/13 (b)	1,600,000	1,599,999
0.001%, 10/10/13 (b)	200,000	200,000
0.015%, 10/03/13 (b)	3,000,000	2,999,998
0.025%, 10/03/13 (b)	400,000	399,999
0.025%, 10/10/13 (b)	400,000	399,998
0.025%, 10/10/13 (b)	1,600,000	1,599,990
0.026%, 11/14/13 (b)	800,000	799,975
0.035%, 10/10/13 (b)	8,400,000	8,399,926
0.036%, 10/03/13 (b)	1,000,000	999,998
0.037%, 10/10/13 (b)	600,000	599,995
0.040%, 10/10/13 (b)	500,000	499,995
0.046%, 11/14/13 (b)	500,000	499,972
0.049%, 11/14/13 (b)	1,300,000	1,299,923
0.052%, 11/14/13 (b)	600,000	599,962
0.055%, 11/14/13 (b)	300,000	299,980
0.056%, 11/14/13 (b)	500,000	499,966
0.061%, 11/14/13 (b)	200,000	199,985
0.062%, 11/14/13 (b)	500,000	499,962
0.063%, 11/14/13 (b)	100,000	99,992
0.064%, 11/14/13 (b)	600,000	599,953
0.068%, 11/14/13 (b)	200,000	199,984
0.072%, 11/14/13 (b)	500,000	499,956

		23,799,508

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $841,000 on 10/01/13, collateralized by $875,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $861,875.	841,000	841,000

Total Short-Term Investments (Cost $77,331,615)		77,331,615

Total Investments—100.0% (Cost $305,651,166) (d)		309,681,074
Other assets and liabilities (net)—0.0%		(62,515)

Net Assets—100.0%		$309,618,559

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Metropolitan Series Fund.
(b)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $5,203,407.
(d)	As of September 30, 2013, the aggregate cost of investments was $305,651,166. The aggregate unrealized appreciation and depreciation of investments were $5,727,793 and $(1,697,885), respectively, resulting in net unrealized appreciation of $4,029,908.

MIST-237

Met Investors Series Trust

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE E-Mini Index Futures	12/20/13	264	USD	23,483,043	$477,597
Russell 2000 Mini Index Futures	12/20/13	67	USD	7,009,993	168,387
S&P 500 E-Mini Index Futures	12/20/13	471	USD	39,524,620	(94,855)
S&P Midcap 400 E-Mini Index Futures	12/20/13	96	USD	11,770,693	139,067
U.S. Treasury Note 10 Year Futures	12/19/13	930	USD	115,464,204	2,079,077

Net Unrealized Appreciation					$2,769,273

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$232,349,459	$—	$—	$232,349,459
Short-Term Investments
Discount Notes	—	52,691,107	—	52,691,107
U.S. Treasury	—	23,799,508	—	23,799,508
Repurchase Agreement	—	841,000	—	841,000
Total Short-Term Investments	—	77,331,615	—	77,331,615
Total Investments	$232,349,459	$77,331,615	$—	$309,681,074

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,864,128	$—	$—	$2,864,128
Futures Contracts (Unrealized Depreciation)	(94,855)	—	—	(94,855)
Total Futures Contracts	$2,769,273	$—	$—	$2,769,273

MIST-238

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Australia—1.5%
Iluka Resources, Ltd. (a)	2,291,258	$24,524,264

Brazil—17.1%
Abril Educacao S.A.	406,800	6,086,490
All America Latina Logistica S.A.	1,420,500	5,614,574
Alupar Investimento S.A. (b)	804,000	6,348,419
Anhanguera Educacional Participacoes S.A.	1,390,800	8,321,079
Banco Santander Brasil S.A.	1,314,300	8,859,650
BM&FBovespa S.A.	2,688,300	15,016,538
Brasil Brokers Participacoes S.A.	2,807,100	7,282,780
Brasil Insurance Participacoes e Administracao S.A.	1,324,100	11,889,000
CCR S.A.	691,130	5,410,416
Cia de Bebidas das Americas (ADR)	435,402	16,697,667
CIA Hering	731,600	11,104,555
EDP - Energias do Brasil S.A.	1,693,800	9,216,816
Estacio Participacoes S.A.	1,165,820	9,058,079
Fibria Celulose S.A. (b)	579,200	6,656,240
Fleury S.A.	902,900	7,475,619
Gerdau S.A. (ADR) (a)	1,463,670	10,918,978
Itau Unibanco Holding S.A. (ADR)	927,782	13,100,282
Kroton Educacional S.A.	770,752	10,958,081
LPS Brasil Consultoria de Imoveis S.A.	1,108,500	8,707,749
M Dias Branco S.A.	250,300	11,519,469
Mills Estruturas e Servicos de Engenharia S.A.	570,900	7,820,477
Multiplan Empreendimentos Imobiliarios S.A.	325,810	7,791,332
Multiplus S.A.	358,600	4,174,471
Odontoprev S.A.	1,516,500	6,657,738
Petroleo Brasileiro S.A. (ADR)	1,923,532	29,795,511
Tim Participacoes S.A. (ADR)	268,305	6,323,949
Tractebel Energia S.A.	358,600	5,926,778
Vale S.A. (ADR) (a)	1,889,280	29,491,661

		288,224,398

Chile—0.2%
Aguas Andinas S.A. - Class A	6,069,038	4,173,478

China—7.6%
51job, Inc. (ADR) (a) (b)	126,610	9,093,130
Anhui Conch Cement Co., Ltd. - Class H (a)	5,592,500	17,957,053
China Construction Bank Corp. - Class H	39,343,060	30,392,064
China Pacific Insurance Group Co., Ltd. - Class H	6,053,800	21,599,156
China Shenhua Energy Co., Ltd. - Class H	6,069,000	18,434,069
Guangzhou Automobile Group Co., Ltd. - Class H (a)	17,640,000	19,108,651
Wumart Stores, Inc. - Class H (a)	6,117,000	10,959,720

		127,543,843

Czech Republic—2.0%
Komercni Banka A/S	147,415	32,821,209

Hong Kong—11.2%
Ajisen China Holdings, Ltd. (a)	9,873,000	9,888,048
Belle International Holdings, Ltd.	12,693,000	18,409,059
China Mobile, Ltd.	910,000	10,248,662

Hong Kong—(Continued)
China Unicom Hong Kong, Ltd. (a)	18,918,000	29,426,338
Dairy Farm International Holdings, Ltd. (a)	969,600	9,805,037
First Pacific Co., Ltd.	11,512,650	12,685,841
Geely Automobile Holdings, Ltd. (a)	1,590,000	819,641
Hang Lung Properties, Ltd.	5,256,000	17,939,170
Li & Fung, Ltd. (a)	18,216,000	26,546,308
Shangri-La Asia, Ltd.	6,928,000	11,465,425
Sinotruk Hong Kong, Ltd.	10,775,000	5,507,760
Stella International Holdings, Ltd.	8,441,000	21,687,922
VTech Holdings, Ltd.	1,108,100	14,258,041

		188,687,252

India—6.8%
CESC, Ltd.	1,631,166	8,866,173
Dabur India, Ltd.	7,333,655	19,780,838
Exide Industries, Ltd.	6,537,763	13,527,905
Housing Development Finance Corp.	3,081,833	37,282,913
Reliance Industries, Ltd.	1,733,240	22,766,446
Steel Authority of India, Ltd.	8,703,542	6,975,387
Thermax, Ltd.	619,412	5,782,822

		114,982,484

Indonesia—0.9%
Bank Negara Indonesia Persero Tbk PT	940,500	331,375
Mitra Adiperkasa Tbk PT	6,642,500	3,533,519
XL Axiata Tbk PT	28,674,000	10,504,320

		14,369,214

Japan—1.4%
GLORY, Ltd. (a)	524,900	13,204,208
Inpex Corp.	875,600	10,350,469

		23,554,677

Luxembourg—1.5%
O’Key Group S.A. (GDR)	1,048,950	12,482,505
Tenaris S.A. (ADR) (a)	275,962	12,909,502

		25,392,007

Malaysia—1.7%
Astro Malaysia Holdings Bhd	19,795,600	17,707,160
Top Glove Corp. Bhd	5,582,400	10,773,215

		28,480,375

Mexico—4.8%
America Movil S.A.B. de C.V. - Series L (ADR) (a)	772,186	15,297,005
Arca Continental S.A.B. de C.V. (a)	827,315	5,151,165
Bolsa Mexicana de Valores S.A.B. de C.V. (a)	2,094,900	5,007,786
Compartamos S.A.B. de C.V. (a)	3,596,540	6,698,777
Concentradora Fibra Hotelera Mexicana S.A. de C.V.	3,622,600	6,019,447
Genomma Lab Internacional S.A.B. de C.V. - Class B (a) (b)	2,829,600	6,463,581

MIST-239

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mexico—(Continued)
Grupo Financiero Banorte S.A.B. de C.V. - Class O	1,264,700	$7,880,281
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B (ADR) (a)	327,670	4,528,399
Grupo Mexico S.A.B. de C.V. - Series B	1,675,046	5,015,092
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	1,826,637	5,340,571
Macquarie Mexico Real Estate Management S.A. de C.V. (b)	4,035,100	6,902,165
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a) (b)	681,500	6,590,341

		80,894,610

Panama—0.3%
Copa Holdings S.A. - Class A	41,478	5,751,754

Peru—0.4%
Credicorp, Ltd.	51,667	6,637,143

Russia—5.2%
Gazprom OAO (ADR)	964,872	8,510,171
Gazprom OAO (GDR)	1,360,094	11,989,568
Magnit OJSC	45,786	9,157,200
Mobile Telesystems OJSC (ADR)	883,980	19,677,395
NovaTek OAO (GDR)	79,009	10,444,990
Sberbank of Russia	9,292,821	27,999,753

		87,779,077

South Africa—4.1%
Mr. Price Group, Ltd. (a)	585,461	8,106,019
MTN Group, Ltd.	608,510	11,876,203
Naspers, Ltd. - N Shares	376,645	34,745,870
Woolworths Holdings, Ltd.	2,028,461	14,985,015

		69,713,107

South Korea—12.2%
E-Mart Co., Ltd. (a)	79,102	17,762,907
Hana Financial Group, Inc.	574,480	19,641,469
Kia Motors Corp.	853,200	51,760,079
NAVER Corp.	41,221	21,383,661
Samsung Electronics Co., Ltd.	52,293	66,208,375
Seoul Semiconductor Co., Ltd.	458,485	17,279,834
TK Corp. (b)	464,826	10,797,960

		204,834,285

Taiwan—8.3%
Asustek Computer, Inc.	1,421,000	11,396,384
Hon Hai Precision Industry Co., Ltd.	12,104,736	31,040,724
Siliconware Precision Industries Co.	24,952,000	29,170,314
Taiwan Semiconductor Manufacturing Co., Ltd.	19,906,842	67,685,386

		139,292,808

Thailand—2.7%
Bangkok Bank PCL	4,903,400	30,790,410
Kasikornbank PCL	1,320,800	7,475,231
Minor International PCL	8,790,450	6,800,796

		45,066,437

Turkey—2.5%
Ford Otomotiv Sanayi A/S	979,133	13,479,903
Turkcell Iletisim Hizmetleri A/S (b)	1,705,945	10,053,363
Turkiye Garanti Bankasi A/S (a)	4,658,607	18,370,515

		41,903,781

United Arab Emirates—0.5%
Lamprell plc (b)	3,929,504	8,875,992

United Kingdom—2.8%
SABMiller plc	403,900	20,589,228
Standard Chartered plc (a)	1,102,356	26,684,145

		47,273,373

United States—1.9%
Cognizant Technology Solutions Corp. - Class A (b)	391,830	32,177,080

Total Common Stocks (Cost $1,605,454,990)		1,642,952,648

Preferred Stock—0.6%

Brazil—0.6%
Usinas Siderurgicas de Minas Gerais S.A. (b) (Cost $11,841,689)	2,301,600	10,924,889

Short-Term Investments—9.7%

Mutual Fund—9.0%
State Street Navigator Securities Lending MET Portfolio (c)	150,852,338	150,852,338

Commercial Paper—0.7%
HSBC Americas, Inc. 0.051%, 10/01/13	11,719,000	11,719,000

Total Short-Term Investments (Cost $162,571,338)		162,571,338

Total Investments—107.9% (Cost $1,779,868,017) (d)		1,816,448,875
Other assets and liabilities (net)—(7.9)%		(132,557,812)

Net Assets—100.0%		$1,683,891,063

MIST-240

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $143,655,338 and the collateral received consisted of cash in the amount of $150,852,338. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,779,868,017. The aggregate unrealized appreciation and depreciation of investments were $153,974,448 and $(117,393,590), respectively, resulting in net unrealized appreciation of $36,580,858.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2013	% of Net Assets
Commercial Banks	14.0
Semiconductors & Semiconductor Equipment	10.7
Oil, Gas & Consumable Fuels	6.7
Metals & Mining	5.2
Automobiles	5.1
Wireless Telecommunication Services	4.4
Food & Staples Retailing	3.6
Media	3.4
Textiles, Apparel & Luxury Goods	2.9
Beverages	2.5

MIST-241

Met Investors Series Trust

MFS® Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$24,524,264	$—	$24,524,264
Brazil	288,224,398	—	—	288,224,398
Chile	4,173,478	—	—	4,173,478
China	9,093,130	118,450,713	—	127,543,843
Czech Republic	—	32,821,209	—	32,821,209
Hong Kong	—	188,687,252	—	188,687,252
India	—	114,982,484	—	114,982,484
Indonesia	—	14,369,214	—	14,369,214
Japan	—	23,554,677	—	23,554,677
Luxembourg	25,392,007	—	—	25,392,007
Malaysia	—	28,480,375	—	28,480,375
Mexico	80,894,610	—	—	80,894,610
Panama	5,751,754	—	—	5,751,754
Peru	6,637,143	—	—	6,637,143
Russia	47,789,756	39,989,321	—	87,779,077
South Africa	—	69,713,107	—	69,713,107
South Korea	—	204,834,285	—	204,834,285
Taiwan	—	139,292,808	—	139,292,808
Thailand	6,800,796	38,265,641	—	45,066,437
Turkey	—	41,903,781	—	41,903,781
United Arab Emirates	—	8,875,992	—	8,875,992
United Kingdom	—	47,273,373	—	47,273,373
United States	32,177,080	—	—	32,177,080
Total Common Stocks	506,934,152	1,136,018,496	—	1,642,952,648
Total Preferred Stock*	10,924,889	—	—	10,924,889
Short-Term Investments
Mutual Fund	150,852,338	—	—	150,852,338
Commercial Paper	—	11,719,000	—	11,719,000
Total Short-Term Investments	150,852,338	11,719,000	—	162,571,338
Total Investments	$668,711,379	$1,147,737,496	$—	$1,816,448,875

Collateral for securities loaned (Liability)	$—	$(150,852,338)	$—	$(150,852,338)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $87,485,192 were due to the discontinuation of a systematic fair valuation model factor.

MIST-242

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Argentina—0.7%
Arcos Dorados Holdings, Inc. - Class A (a)	1,522,286	$18,039,089

Australia—3.3%
Iluka Resources, Ltd. (a)	2,293,143	24,544,440
Oil Search, Ltd.	1,293,349	10,379,130
Westpac Banking Corp.	1,586,416	48,478,632

		83,402,202

Austria—1.1%
Erste Group Bank AG	849,711	26,855,052

Belgium—1.1%
KBC Groep NV (a)	543,025	26,689,112

Brazil—3.4%
EDP - Energias do Brasil S.A.	2,780,700	15,131,183
Gerdau S.A. (ADR)	1,325,730	9,889,946
Itau Unibanco Holding S.A. (ADR)	456,160	6,440,979
M Dias Branco S.A.	314,600	14,478,726
Odontoprev S.A.	1,518,600	6,666,958
Petroleo Brasileiro S.A. (ADR)	1,336,050	20,695,414
Tim Participacoes S.A. (ADR)	534,186	12,590,764

		85,893,970

Canada—0.5%
Cenovus Energy, Inc. (a)	372,208	11,107,882

China—0.2%
Wumart Stores, Inc. - Class H	2,729,000	4,889,501

Denmark—0.4%
TDC A/S	1,195,425	10,113,848

France—10.5%
BNP Paribas S.A.	644,552	43,626,983
Danone S.A.	575,080	43,299,973
Dassault Systemes S.A.	78,505	10,489,029
GDF Suez	923,283	23,206,434
Legrand S.A.	159,779	8,875,994
LVMH Moet Hennessy Louis Vuitton S.A.	146,053	28,784,760
Pernod-Ricard S.A.	289,173	35,929,039
Publicis Groupe S.A.	332,777	26,489,383
Schneider Electric S.A.	472,234	39,957,067
Suez Environnement Co.	29,795	483,423

		261,142,085

Germany—6.1%
Bayer AG	295,953	34,897,064
GSW Immobilien AG	198,085	8,699,375
Infineon Technologies AG	1,431,608	14,322,063
Linde AG	208,930	41,403,410
Siemens AG	350,046	42,201,223
Symrise AG	256,630	11,375,819

		152,898,954

Hong Kong—5.6%
AIA Group, Ltd.	8,860,200	41,711,316
China Resources Gas Group, Ltd. (a)	3,592,000	9,232,531
China Unicom Hong Kong, Ltd.	9,804,850	15,251,128
Hutchison Whampoa, Ltd.	1,780,000	21,385,038
Li & Fung, Ltd. (a)	20,891,540	30,445,392
Sands China, Ltd.	3,608,807	22,377,222

		140,402,627

India—1.1%
HDFC Bank, Ltd. (ADR)	351,813	10,828,804
ICICI Bank, Ltd.	377,549	5,309,299
Reliance Industries, Ltd.	872,764	11,463,926

		27,602,029

Indonesia—0.1%
PT Bank Rakyat Indonesia Persero Tbk	5,433,500	3,406,079

Ireland—0.7%
Experian plc	858,702	16,355,840

Israel—0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,554,229	4,697,395

Italy—1.3%
Snam S.p.A.	2,574,061	13,044,727
Telecom Italia S.p.A. - Risparmio Shares	8,036,929	5,331,231
UniCredit S.p.A.	2,284,141	14,616,729

		32,992,687

Japan—21.5%
AEON Financial Service Co., Ltd. (a)	424,600	13,386,847
Canon, Inc.	585,800	18,720,084
Chugoku Marine Paints, Ltd. (a)	747,441	4,655,800
Denso Corp.	855,300	40,073,161
GLORY, Ltd.	691,200	17,387,595
Honda Motor Co., Ltd.	1,171,500	44,769,254
Inpex Corp.	1,252,800	14,809,350
Japan Tobacco, Inc. (a)	905,700	32,703,007
JGC Corp.	703,000	25,449,042
KDDI Corp. (a)	819,424	42,178,771
Kobayashi Pharmaceutical Co., Ltd. (a)	109,700	6,288,342
Mitsubishi Corp.	737,797	14,965,155
Mitsubishi Estate Co., Ltd.	1,082,000	32,105,026
Mitsubishi UFJ Financial Group, Inc.	4,152,200	26,635,735
Nippon Television Network Corp.	849,970	15,792,729
Nomura Research Institute, Ltd.	390,400	13,599,113
Santen Pharmaceutical Co., Ltd. (a)	574,500	27,911,841
Sony Financial Holdings, Inc.	569,200	10,465,856
Sumitomo Mitsui Financial Group, Inc. (a)	995,900	48,348,924
Sundrug Co., Ltd.	215,700	10,783,299
Tokyo Gas Co., Ltd.	3,763,000	20,684,584
Yahoo Japan Corp.	3,519,400	20,039,173
Yamato Holdings Co., Ltd. (a)	1,518,200	34,323,113

		536,075,801

MIST-243

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—3.8%
Akzo Nobel NV	559,912	$36,807,222
Delta Lloyd NV	455,020	9,666,702
Heineken NV	212,195	15,026,413
ING Groep NV (b)	2,941,462	33,377,440

		94,877,777

Portugal—0.2%
Galp Energia SGPS S.A.	359,160	5,985,443

Russia—0.6%
Sberbank of Russia (ADR)	1,136,048	13,690,829

Singapore—0.7%
DBS Group Holdings, Ltd.	1,354,000	17,733,422

South Korea—0.5%
Kia Motors Corp.	223,650	13,567,911

Spain—0.6%
Banco Santander S.A.	1,764,109	14,461,935

Sweden—3.4%
Atlas Copco AB - A Shares (a)	1,090,074	31,934,168
Hennes & Mauritz AB - B Shares (a)	434,814	18,911,060
Tele2 AB - B Shares	756,655	9,679,742
Telefonaktiebolaget LM Ericsson - B Shares	1,909,912	25,438,549

		85,963,519

Switzerland—10.9%
Kuehne & Nagel International AG (a)	144,970	18,990,091
Nestle S.A.	967,758	67,783,829
Novartis AG	743,097	57,118,717
Roche Holding AG	206,056	55,585,190
Schindler Holding AG	186,642	28,062,139
Sonova Holding AG (b)	118,280	14,700,789
UBS AG (b)	1,495,650	30,598,207

		272,838,962

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,384,753	18,308,735

Thailand—0.4%
Kasikornbank PCL (NVDR) (a)	1,739,300	9,759,755

United Kingdom—17.6%
Barclays plc	7,879,629	33,901,604
BG Group plc	1,396,371	26,693,506
BT Group plc	1,801,287	9,980,860
Cairn Energy plc (b)	1,204,659	5,116,607
Compass Group plc	1,080,931	14,860,622
GlaxoSmithKline plc	1,881,548	47,288,832
Hiscox, Ltd.	1,157,001	12,159,527
HSBC Holdings plc	6,265,165	67,896,938
Reckitt Benckiser Group plc	312,845	22,892,176
Rio Tinto plc	1,045,908	51,222,427

United Kingdom—(Continued)
Royal Dutch Shell plc - A Shares	2,334,422	77,109,439
Standard Chartered plc	725,407	17,398,686
Vodafone Group plc	8,176,296	28,831,476
Whitbread plc	503,794	24,158,838

		439,511,538

United States—2.3%
Autoliv, Inc. (a)	247,591	21,636,977
Cognizant Technology Solutions Corp. - Class A (b)	216,647	17,791,052
Joy Global, Inc. (a)	347,545	17,738,697

		57,166,726

Total Common Stocks (Cost $2,059,439,540)		2,486,430,705

Rights—0.1%

United Kingdom—0.1%
Barclays plc, Expires 10/02/13 (b) (Cost $—)	1,983,000	2,592,302

Short-Term Investment—10.7%

Mutual Fund—10.7%
State Street Navigator Securities Lending MET Portfolio (c)	267,931,812	267,931,812

Total Short-Term Investment (Cost $267,931,812)		267,931,812

Total Investments—110.3% (Cost $2,327,371,352) (d)		2,756,954,819
Other assets and liabilities (net)—(10.3)%		(257,223,160)

Net Assets—100.0%		$2,499,731,659

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $256,352,673 and the collateral received consisted of cash in the amount of $267,931,812. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $2,327,371,352. The aggregate unrealized appreciation and depreciation of investments were $497,032,672 and $(67,449,205), respectively, resulting in net unrealized appreciation of $429,583,467.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(NVDR)—	Non-Voting Depository Receipts

MIST-244

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Ten Largest Industries as of September 30, 2013	% of Net Assets
Commercial Banks	17.5
Pharmaceuticals	8.9
Oil, Gas & Consumable Fuels	7.3
Food Products	5.0
Machinery	3.8
Chemicals	3.8
Wireless Telecommunication Services	3.7
Metals & Mining	3.4
Hotels, Restaurants & Leisure	3.2
Insurance	3.0

MIST-245

Met Investors Series Trust

MFS® Research International Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$18,039,089	$—	$—	$18,039,089
Australia	—	83,402,202	—	83,402,202
Austria	—	26,855,052	—	26,855,052
Belgium	—	26,689,112	—	26,689,112
Brazil	85,893,970	—	—	85,893,970
Canada	11,107,882	—	—	11,107,882
China	—	4,889,501	—	4,889,501
Denmark	—	10,113,848	—	10,113,848
France	—	261,142,085	—	261,142,085
Germany	—	152,898,954	—	152,898,954
Hong Kong	—	140,402,627	—	140,402,627
India	10,828,804	16,773,225	—	27,602,029
Indonesia	—	3,406,079	—	3,406,079
Ireland	—	16,355,840	—	16,355,840
Israel	—	4,697,395	—	4,697,395
Italy	—	32,992,687	—	32,992,687
Japan	—	536,075,801	—	536,075,801
Netherlands	—	94,877,777	—	94,877,777
Portugal	—	5,985,443	—	5,985,443
Russia	—	13,690,829	—	13,690,829
Singapore	—	17,733,422	—	17,733,422
South Korea	—	13,567,911	—	13,567,911
Spain	—	14,461,935	—	14,461,935
Sweden	—	85,963,519	—	85,963,519
Switzerland	—	272,838,962	—	272,838,962
Taiwan	—	18,308,735	—	18,308,735
Thailand	—	9,759,755	—	9,759,755
United Kingdom	—	439,511,538	—	439,511,538
United States	57,166,726	—	—	57,166,726
Total Common Stocks	183,036,471	2,303,394,234	—	2,486,430,705
Total Rights*	2,592,302	—	—	2,592,302
Total Short-Term Investment*	267,931,812	—	—	267,931,812
Total Investments	$453,560,585	$2,303,394,234	$—	$2,756,954,819

Collateral for securities loaned (Liability)	$—	$(267,931,812)	$—	$(267,931,812)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $32,006,707 were due to the discontinuation of a systematic fair valuation model factor.

MIST-246

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Automobiles—3.0%
Tesla Motors, Inc. (a) (b)	199,512	$38,589,611

Beverages—1.3%
Monster Beverage Corp. (a)	321,244	16,784,999

Biotechnology—0.6%
Ironwood Pharmaceuticals, Inc. (a) (b)	667,923	7,914,888

Chemicals—1.0%
Rockwood Holdings, Inc.	195,558	13,082,830

Commercial Services & Supplies—6.0%
Covanta Holding Corp. (b)	835,570	17,864,487
Edenred	1,254,674	40,748,596
Stericycle, Inc. (a)	156,378	18,046,021

		76,659,104

Communications Equipment—3.1%
Motorola Solutions, Inc.	679,669	40,358,745

Computers & Peripherals—0.7%
3D Systems Corp. (a) (b)	167,675	9,052,773

Construction Materials—2.1%
Martin Marietta Materials, Inc. (b)	269,043	26,411,951

Diversified Financial Services—2.6%
MSCI, Inc. (a)	847,100	34,104,246

Electric Utilities—1.3%
Brookfield Infrastructure Partners L.P.	444,586	16,903,160

Food Products—5.0%
McCormick & Co., Inc. (b)	417,978	27,043,177
Mead Johnson Nutrition Co.	501,421	37,235,523

		64,278,700

Health Care Equipment & Supplies—2.9%
Intuitive Surgical, Inc. (a)	98,540	37,077,646

Health Care Providers & Services—0.8%
Qualicorp S.A. (a)	1,158,797	10,587,754

Health Care Technology—2.8%
athenahealth, Inc. (a) (b)	331,431	35,980,149

Hotels, Restaurants & Leisure—4.7%
Dunkin’ Brands Group, Inc.	444,957	20,138,754
Panera Bread Co. - Class A (a)	184,221	29,204,555
Wyndham Worldwide Corp.	188,658	11,502,478

		60,845,787

Insurance—4.9%
Arch Capital Group, Ltd. (a)	520,274	28,162,432
Progressive Corp. (The)	1,263,388	34,402,055

		62,564,487

Internet & Catalog Retail—3.2%
Groupon, Inc. (a) (b)	3,032,104	33,989,886
TripAdvisor, Inc. (a)	90,175	6,838,872

		40,828,758

Internet Software & Services—14.4%
Akamai Technologies, Inc. (a)	753,197	38,940,285
Dropbox, Inc. (a) (c) (d)	460,161	5,291,851
LinkedIn Corp. - Class A (a)	144,263	35,497,354
Mail.ru Group, Ltd. (GDR)	196,906	7,522,351
MercadoLibre, Inc. (b)	93,441	12,606,125
Qihoo 360 Technology Co., Ltd. (ADR) (a)	292,293	24,318,778
SINA Corp. (a)	95,797	7,775,842
Yandex NV - Class A (a)	973,318	35,448,242
Youku Tudou, Inc. (ADR) (a) (b)	666,223	18,254,510

		185,655,338

IT Services—3.6%
FleetCor Technologies, Inc. (a)	121,029	13,332,555
Gartner, Inc. (a)	560,727	33,643,620

		46,976,175

Life Sciences Tools & Services—4.0%
Illumina, Inc. (a) (b)	637,422	51,522,820

Machinery—1.0%
Colfax Corp. (a)	220,375	12,448,984

Media—3.6%
Aimia, Inc.	797,018	13,889,105
Charter Communications, Inc. - Class A (a)	103,426	13,937,688
Morningstar, Inc. (b)	235,302	18,650,037

		46,476,830

Multiline Retail—2.6%
Dollar Tree, Inc. (a)	589,801	33,713,025

Oil, Gas & Consumable Fuels—1.5%
Range Resources Corp.	169,161	12,837,628
Ultra Petroleum Corp. (a) (b)	290,069	5,966,720

		18,804,348

Pharmaceuticals—1.1%
Endo Health Solutions, Inc. (a)	308,680	14,026,419

Professional Services—6.6%
IHS, Inc. - Class A (a)	291,444	33,277,076
Intertek Group plc	615,230	32,906,852
Verisk Analytics, Inc. - Class A (a)	288,779	18,759,084

		84,943,012

Semiconductors & Semiconductor Equipment—1.3%
First Solar, Inc. (a) (b)	426,481	17,148,801

MIST-247

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—7.1%
NetSuite, Inc. (a)	127,564	$13,769,258
ServiceNow, Inc. (a)	168,138	8,734,769
Solera Holdings, Inc.	700,921	37,057,693
Splunk, Inc. (a)	169,943	10,203,378
Workday, Inc. - Class A (a)	174,720	14,140,089
Zynga, Inc. - Class A (a)	2,122,126	7,809,424

		91,714,611

Specialty Retail—1.6%
Sally Beauty Holdings, Inc. (a)	196,487	5,140,100
Ulta Salon Cosmetics & Fragrance, Inc. (a)	124,022	14,815,668

		19,955,768

Textiles, Apparel & Luxury Goods—3.3%
Carter’s, Inc. (b)	461,382	35,014,280
Under Armour, Inc. - Class A (a)	88,793	7,054,604

		42,068,884

Total Common Stocks (Cost $984,670,044)		1,257,480,603

Preferred Stocks—0.2%

Internet Software & Services—0.1%
Dropbox, Inc. - Series A (a) (c) (d)	51,888	596,712
Peixe Urbano, Inc. - Series C (a) (c) (d)	71,709	111,149

		707,861

Software—0.1%
Palantir Technologies, Inc. - Series G (a) (c) (d)	541,563	1,710,798

Total Preferred Stocks (Cost $4,488,033)		2,418,659

Short-Term Investments—23.5%

Mutual Fund—21.2%
State Street Navigator Securities Lending MET Portfolio (e)	273,174,776	273,174,776

Security Description	Principal Amount*	Value

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $28,736,000 on 10/01/13, collateralized by $29,825,000 U.S. Treasury Note at 0.625% due 09/30/17 with a value of $29,312,398.	28,736,000	28,736,000

Total Short-Term Investments (Cost $301,910,776)		301,910,776

Total Investments—121.4% (Cost $1,291,068,853) (f)		1,561,810,038
Other assets and liabilities (net)—(21.4)%		(274,802,738)

Net Assets—100.0%		$1,287,007,300

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $266,740,599 and the collateral received consisted of cash in the amount of $273,174,776 and non-cash collateral with a value of $1,262,283. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $7,710,510, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.6% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	As of September 30, 2013, the aggregate cost of investments was $1,291,068,853. The aggregate unrealized appreciation and depreciation of investments were $297,658,667 and $(26,917,482), respectively, resulting in net unrealized appreciation of $270,741,185.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Dropbox, Inc.	05/01/12	460,161	$4,165,241	$5,291,851
Dropbox, Inc. - Series A	05/25/12	51,888	470,124	596,712
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,184	1,710,798
Peixe Urbano, Inc. - Series C	12/02/11	71,709	2,360,725	111,149

MIST-248

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$38,589,611	$—	$—	$38,589,611
Beverages	16,784,999	—	—	16,784,999
Biotechnology	7,914,888	—	—	7,914,888
Chemicals	13,082,830	—	—	13,082,830
Commercial Services & Supplies	35,910,508	40,748,596	—	76,659,104
Communications Equipment	40,358,745	—	—	40,358,745
Computers & Peripherals	9,052,773	—	—	9,052,773
Construction Materials	26,411,951	—	—	26,411,951
Diversified Financial Services	34,104,246	—	—	34,104,246
Electric Utilities	16,903,160	—	—	16,903,160
Food Products	64,278,700	—	—	64,278,700
Health Care Equipment & Supplies	37,077,646	—	—	37,077,646
Health Care Providers & Services	10,587,754	—	—	10,587,754
Health Care Technology	35,980,149	—	—	35,980,149
Hotels, Restaurants & Leisure	60,845,787	—	—	60,845,787
Insurance	62,564,487	—	—	62,564,487
Internet & Catalog Retail	40,828,758	—	—	40,828,758
Internet Software & Services	172,841,136	7,522,351	5,291,851	185,655,338
IT Services	46,976,175	—	—	46,976,175
Life Sciences Tools & Services	51,522,820	—	—	51,522,820
Machinery	12,448,984	—	—	12,448,984
Media	46,476,830	—	—	46,476,830
Multiline Retail	33,713,025	—	—	33,713,025
Oil, Gas & Consumable Fuels	18,804,348	—	—	18,804,348
Pharmaceuticals	14,026,419	—	—	14,026,419
Professional Services	52,036,160	32,906,852	—	84,943,012
Semiconductors & Semiconductor Equipment	17,148,801	—	—	17,148,801
Software	91,714,611	—	—	91,714,611
Specialty Retail	19,955,768	—	—	19,955,768
Textiles, Apparel & Luxury Goods	42,068,884	—	—	42,068,884
Total Common Stocks	1,171,010,953	81,177,799	5,291,851	1,257,480,603
Total Preferred Stocks*	—	—	2,418,659	2,418,659

MIST-249

Met Investors Series Trust

Morgan Stanley Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$273,174,776	$—	$—	$273,174,776
Repurchase Agreement	—	28,736,000	—	28,736,000
Total Short-Term Investments	273,174,776	28,736,000	—	301,910,776
Total Investments	$1,444,185,729	$109,913,799	$7,710,510	$1,561,810,038

Collateral for securities loaned (Liability)	$—	$(273,174,776)	$—	$(273,174,776)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $17,264,864 were due to the discontinuation of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation/ (Depreciation)	Realized Loss	Sales	Balance as of September 30, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2013
Common Stocks
Internet Software & Services	$4,164,043	$1,127,808	$—	$—	$5,291,851	$1,127,808
Preferred Stocks
Internet Software & Services	810,874	(103,013)	—	—	707,861	(103,013)
Software	1,657,183	53,615	—	—	1,710,798	53,615
Transportation Infrastructure	434,949	(5,976,980)	5,542,031	0	—	—

Total	$7,067,049	$(4,898,570)	$5,542,031	$0	$7,710,510	$1,078,410

MIST-250

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Belgium—0.0%
ThromboGenics NV (a) (b)	5,016	$130,224

Brazil—3.3%
BM&FBovespa S.A.	1,312,900	7,333,710
Cia de Bebidas das Americas (ADR)	184,750	7,085,163
Embraer S.A. (ADR)	259,600	8,429,212
Itau Unibanco Holding S.A. (ADR)	569,936	8,047,496

		30,895,581

Denmark—0.5%
FLSmidth & Co. A/S (b)	80,777	4,350,188

Finland—0.6%
Fortum OYJ	234,953	5,301,766

France—6.6%
Kering (b)	77,700	17,421,530
LVMH Moet Hennessy Louis Vuitton S.A.	99,011	19,513,518
Societe Generale S.A.	132,624	6,614,246
Technip S.A.	145,580	17,099,593

		60,648,887

Germany—9.2%
Allianz SE	95,597	15,028,206
Bayer AG	115,602	13,631,118
Deutsche Bank AG	312,038	14,327,428
Linde AG	46,441	9,203,158
OSRAM Licht AG (a)	11,664	547,580
SAP AG	251,961	18,622,951
Siemens AG	112,103	13,515,035

		84,875,476

India—2.6%
DLF, Ltd.	2,632,137	5,355,046
ICICI Bank, Ltd. (ADR)	317,480	9,676,790
Infosys, Ltd.	94,672	4,551,919
Zee Entertainment Enterprises, Ltd.	1,316,809	4,834,721

		24,418,476

Ireland—0.7%
Shire plc	170,940	6,844,497

Italy—2.2%
Brunello Cucinelli S.p.A.	34,191	1,111,306
Gtech S.p.A.	142,075	4,057,620
Prysmian S.p.A.	222,205	5,438,834
Tod’s S.p.A.	52,762	9,893,113

		20,500,873

Japan—9.0%
Dai-ichi Life Insurance Co., Ltd. (The) (b)	675,600	9,683,873
FANUC Corp.	37,300	6,168,155
KDDI Corp. (b)	297,170	15,296,434
Keyence Corp.	34,600	13,178,775
Kyocera Corp.	139,200	7,416,527

Japan—(Continued)
Murata Manufacturing Co., Ltd. (b)	175,600	13,455,684
Nidec Corp. (b)	97,000	8,032,453
Sumitomo Mitsui Financial Group, Inc. (b)	198,000	9,612,498

		82,844,399

Mexico—2.0%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	108,324	10,517,177
Grupo Televisa S.A.B. (ADR)	274,774	7,679,933

		18,197,110

Netherlands—2.8%
European Aeronautic Defence and Space Co. NV	409,837	26,122,756

Spain—4.0%
Banco Bilbao Vizcaya Argentaria S.A.	1,053,158	11,831,711
Inditex S.A.	109,868	16,977,722
Repsol S.A.	312,722	7,778,541

		36,587,974

Sweden—4.9%
Assa Abloy AB - Class B	333,440	15,309,626
Telefonaktiebolaget LM Ericsson - B Shares	2,239,634	29,830,191

		45,139,817

Switzerland—6.2%
Credit Suisse Group AG (a)	288,010	8,825,562
Nestle S.A.	144,640	10,130,893
Roche Holding AG	40,656	10,967,269
Transocean, Ltd.	151,288	6,732,316
UBS AG (a)	992,953	20,313,965

		56,970,005

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,449,498	8,328,555

United Kingdom—3.1%
Prudential plc	769,792	14,350,914
Unilever plc	363,721	14,047,520

		28,398,434

United States—38.9%
3M Co.	117,930	14,082,021
Adobe Systems, Inc. (a)	292,040	15,168,558
Aetna, Inc.	228,510	14,629,210
Allergan, Inc.	66,060	5,975,127
Altera Corp.	440,170	16,356,717
Biogen Idec, Inc. (a)	19,340	4,656,298
Citigroup, Inc.	219,050	10,626,116
Colgate-Palmolive Co.	273,570	16,222,701
eBay, Inc. (a)	354,670	19,787,039
Emerson Electric Co.	138,280	8,946,716
Facebook, Inc. - Class A (a)	212,730	10,687,555
Fidelity National Financial, Inc. - Class A (b)	217,800	5,793,480

MIST-251

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United States—(Continued)
Fusion-io, Inc. (a) (b)	355,190	$4,755,994
Gilead Sciences, Inc. (a)	165,440	10,396,250
Goldman Sachs Group, Inc. (The)	60,490	9,570,123
Google, Inc. - Class A (a)	24,260	21,249,577
Intuit, Inc.	205,910	13,653,892
Juniper Networks, Inc. (a)	360,320	7,155,955
Maxim Integrated Products, Inc.	454,880	13,555,424
McDonald’s Corp.	133,050	12,800,741
McGraw Hill Financial, Inc.	260,810	17,106,528
Medivation, Inc. (a) (b)	45,930	2,753,044
Microsoft Corp.	368,130	12,262,410
Red Hat, Inc. (a)	17,540	809,296
St. Jude Medical, Inc.	93,060	4,991,738
Theravance, Inc. (a) (b)	192,160	7,857,422
Tiffany & Co.	150,200	11,508,324
United Parcel Service, Inc. - Class B	108,300	9,895,371
Vertex Pharmaceuticals, Inc. (a)	114,750	8,700,345
Walt Disney Co. (The)	279,920	18,052,041
WellPoint, Inc.	231,330	19,341,501
Zimmer Holdings, Inc.	113,060	9,286,749

		358,634,263

Total Common Stocks (Cost $659,960,416)		899,189,281

Preferred Stock—2.2%

Germany—2.2%
Bayerische Motoren Werke (BMW) AG (Cost $10,353,886)	241,736	19,718,373

Rights—0.0%

Spain—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/13/2014 (a) (b) (Cost $130,168)	971,320	132,719

Short-Term Investments—8.6%

Mutual Fund—8.3%
State Street Navigator Securities Lending MET Portfolio (c)	76,510,355	76,510,355

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $3,037,000 on 10/01/13, collateralized by $3,080,000 Federal National Mortgage Association at 1.125% due 04/27/17 with a value of $3,099,250.	3,037,000	$3,037,000

Total Short-Term Investments (Cost $79,547,355)		79,547,355

Total Investments—108.3% (Cost $749,991,825) (d)		998,587,728
Other assets and liabilities (net)—(8.3)%		(76,146,258)

Net Assets—100.0%		$922,441,470

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $65,371,661 and the collateral received consisted of cash in the amount of $76,510,355 and non-cash collateral with a value of $1,156,000. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $749,991,825. The aggregate unrealized appreciation and depreciation of investments were $265,280,795 and $(16,684,892), respectively, resulting in net unrealized appreciation of $248,595,903.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2013	% of Net Assets
Software	6.6
Capital Markets	5.7
Internet Software & Services	5.6
Textiles, Apparel & Luxury Goods	5.2
Commercial Banks	5.0
Insurance	4.9
Semiconductors & Semiconductor Equipment	4.1
Pharmaceuticals	4.1
Communications Equipment	4.0
Diversified Financial Services	3.8

MIST-252

Met Investors Series Trust

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$130,224	$—	$130,224
Brazil	30,895,581	—	—	30,895,581
Denmark	—	4,350,188	—	4,350,188
Finland	—	5,301,766	—	5,301,766
France	—	60,648,887	—	60,648,887
Germany	—	84,875,476	—	84,875,476
India	9,676,790	14,741,686	—	24,418,476
Ireland	—	6,844,497	—	6,844,497
Italy	—	20,500,873	—	20,500,873
Japan	—	82,844,399	—	82,844,399
Mexico	18,197,110	—	—	18,197,110
Netherlands	—	26,122,756	—	26,122,756
Spain	—	36,587,974	—	36,587,974
Sweden	—	45,139,817	—	45,139,817
Switzerland	6,732,316	50,237,689	—	56,970,005
Taiwan	—	8,328,555	—	8,328,555
United Kingdom	—	28,398,434	—	28,398,434
United States	358,634,263	—	—	358,634,263
Total Common Stocks	424,136,060	475,053,221	—	899,189,281
Total Preferred Stock*	—	19,718,373	—	19,718,373
Total Rights*	132,719	—	—	132,719
Short-Term Investments
Mutual Fund	76,510,355	—	—	76,510,355
Repurchase Agreement	—	3,037,000	—	3,037,000
Total Short-Term Investments	76,510,355	3,037,000	—	79,547,355
Total Investments	$500,779,134	$497,808,594	$—	$998,587,728

Collateral for securities loaned (Liability)	$—	$(76,510,355)	$—	$(76,510,355)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $7,542,950 were due to the discontinuation of a systematic fair valuation model factor.

MIST-253

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—90.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—1.6%
Fannie Mae 30 Yr. Pool 3.000%, TBA (a)	14,000,000	$13,636,875
Fannie Mae ARM Pool 1.359%, 07/01/44 (b)	29,390	29,842
1.359%, 09/01/44 (b)	52,177	52,992
2.485%, 11/01/34	1,394,687	1,480,735
Fannie Mae REMICS (CMO) 0.239%, 07/25/37 (b)	1,165,549	1,086,064
0.252%, 12/25/36 (b)	114,144	111,703
0.329%, 08/25/34 (b)	183,165	180,212
0.529%, 07/25/37 (b)	65,563	65,577
0.559%, 07/25/37 (b)	416,805	417,304
0.859%, 02/25/41 (b)	5,187,800	5,222,335
2.442%, 05/25/35 (b)	738,616	772,231
Fannie Mae Whole Loan (CMO) 0.529%, 05/25/42 (b)	93,355	93,251
Freddie Mac ARM Non-Gold Pool 2.368%, 01/01/34	138,072	146,213
Freddie Mac REMICS (CMO) 0.332%, 10/15/20 (b)	806,269	805,012
0.412%, 02/15/19 (b)	1,859,815	1,860,161
0.632%, 08/15/33 (b)	4,725,507	4,754,031
Freddie Mac Strips (CMO) 0.632%, 09/15/42 (b)	11,343,429	11,233,727
Freddie Mac Structured Pass-Through Securities 0.439%, 08/25/31 (b)	71,168	69,465
Freddie Mac Structured Pass-Through Securities (CMO) 1.359%, 10/25/44 (b)	4,236,580	4,356,370
1.359%, 02/25/45 (b)	1,279,546	1,320,647
Ginnie Mae (CMO) 0.480%, 03/20/37 (b)	6,339,411	6,355,393

		54,050,140

Federal Agencies—0.8%
Federal Home Loan Mortgage Corp. 2.500%, 10/02/19	18,100,000	18,305,978
Federal National Mortgage Association 1.250%, 03/14/14	10,700,000	10,756,453

		29,062,431

U.S. Treasury—88.5%
U.S. Treasury Inflation Indexed Bonds 0.375%, 07/15/23 (c) (d) (e)	87,237,993	86,788,194
0.625%, 02/15/43 (c) (d) (e) (f)	56,293,820	46,152,151
0.750%, 02/15/42 (e)	3,515,294	3,008,596
1.750%, 01/15/28	157,106,318	175,922,313
2.000%, 01/15/26 (e)	90,399,744	104,291,653
2.125%, 02/15/40 (d) (e)	25,724,476	30,439,283
2.375%, 01/15/25 (c) (d) (e)	182,128,806	217,373,644
2.375%, 01/15/27 (c) (e) (f)	124,477,590	149,791,228
2.500%, 01/15/29 (e)	56,692,094	69,682,577
3.625%, 04/15/28 (e)	57,806,489	79,917,471
3.875%, 04/15/29 (c) (d) (e) (f)	130,245,428	186,698,746

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/16 (c) (d) (e)	141,525,381	145,240,423
0.125%, 04/15/17 (e)	19,748,736	20,364,344
0.125%, 04/15/18 (e)	116,832,296	120,355,491
0.125%, 01/15/22 (e)	107,858,400	106,501,757
0.125%, 07/15/22 (e)	303,556,652	299,003,302
0.125%, 01/15/23 (e)	209,563,587	203,865,972
0.500%, 04/15/15 (e)	22,962,039	23,457,146
0.625%, 07/15/21 (c) (d) (e)	295,178,637	307,239,341
1.125%, 01/15/21 (e)	49,233,444	53,010,585
1.250%, 04/15/14 (c) (d) (e)	30,456,730	30,704,191
1.250%, 07/15/20	187,658,472	205,310,003
1.375%, 07/15/18	216,650	237,807
1.375%, 01/15/20 (c)	130,112,499	142,717,147
1.625%, 01/15/15 (e)	83,688,084	86,486,446
1.625%, 01/15/18 (c) (d) (e)	19,061,727	20,948,533
1.875%, 07/15/15 (e)	81,313,793	85,849,558
1.875%, 07/15/19	2,406,844	2,726,502
2.000%, 07/15/14	3,717,720	3,811,533
2.000%, 01/15/16 (e)	33,546,780	35,876,705
2.375%, 01/15/17	3,874,580	4,297,456
2.625%, 07/15/17	17,465,549	19,817,949
U.S. Treasury Notes 0.250%, 04/30/14 (d)	291,000	291,296

		3,068,179,343

Total U.S. Treasury & Government Agencies (Cost $3,301,592,931)		3,151,291,914

Corporate Bonds & Notes—5.7%

Banks—4.9%
Achmea Hypotheekbank NV 3.200%, 11/03/14 (144A)	483,000	497,645
Ally Financial, Inc. 3.465%, 02/11/14 (b)	17,600,000	17,688,704
3.653%, 06/20/14 (b)	1,300,000	1,313,065
ANZ National International, Ltd. 0.703%, 08/19/14 (144A) (b)	5,000,000	5,014,940
Banco Bradesco S.A. of the Cayman Islands 2.363%, 05/16/14 (144A) (b)	16,200,000	16,282,928
Banco Mercantil del Norte S.A. 4.375%, 07/19/15 (144A)	5,600,000	5,810,000
Banco Santander Brazil S.A. 2.352%, 03/18/14 (144A) (b)	1,200,000	1,198,662
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	5,000,000	5,200,000
BPCE S.A. 2.375%, 10/04/13 (144A)	10,740,000	10,740,591
Commonwealth Bank of Australia 0.534%, 09/17/14 (144A) (b)	7,500,000	7,517,970
0.751%, 06/25/14 (144A) (b)	7,900,000	7,929,341
Duesseldorfer Hypothekenbank AG 1.875%, 12/13/13 (EUR)	13,578,000	18,427,894

MIST-254

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Eksportfinans ASA 2.375%, 05/25/16	4,100,000	$3,966,750
ICICI Bank, Ltd. 2.012%, 02/24/14 (144A) (b)	4,500,000	4,505,557
ING Bank Australia, Ltd. 3.226%, 06/24/14 (AUD) (b)	800,000	748,177
Intesa Sanpaolo S.p.A. 2.662%, 02/24/14 (144A) (b)	27,700,000	27,852,682
3.125%, 01/15/16	3,200,000	3,195,360
Morgan Stanley 0.570%, 01/09/14 (b)	8,925,000	8,922,679
Swedbank AB 3.375%, 05/27/14 (EUR)	6,240,000	8,614,776
Turkiye Garanti Bankasi A/S 2.766%, 04/20/16 (144A) (b)	1,600,000	1,540,000
Westpac Banking Corp. 2.700%, 12/09/14 (144A)	4,900,000	4,999,191
3.585%, 08/14/14 (144A)	6,700,000	6,880,518

		168,847,430

Diversified Financial Services—0.3%
Credit Agricole Home Loan SFH 1.016%, 07/21/14 (144A) (b)	2,000,000	2,009,598
HSBC Finance Corp. 0.518%, 01/15/14 (b)	3,800,000	3,800,038
Hyundai Capital Services, Inc. 4.375%, 07/27/16 (144A)	1,700,000	1,815,122
LeasePlan Corp. NV 3.250%, 05/22/14 (EUR)	183,000	252,325
RCI Banque S.A. 2.139%, 04/11/14 (144A) (b)	1,600,000	1,604,335

		9,481,418

Home Builders—0.2%
D.R. Horton, Inc. 5.250%, 02/15/15	7,500,000	7,725,000

Media—0.2%
DISH DBS Corp. 7.000%, 10/01/13	6,200,000	6,200,000

Oil & Gas—0.1%
Petrobras International Finance Co. 3.875%, 01/27/16	4,300,000	4,436,693

Total Corporate Bonds & Notes (Cost $190,380,722)		196,690,541

Mortgage-Backed Securities—4.6%

Collateralized Mortgage Obligations—3.0%
American General Mortgage Loan Trust 5.150%, 03/25/58 (144A) (b)	1,690,222	1,712,144
Banc of America Funding Corp. 2.685%, 02/20/36 (b)	1,926,752	1,916,879

Collateralized Mortgage Obligations—(Continued)
Banc of America Mortgage Securities, Inc. 2.444%, 09/25/35 (b)	272,497	252,784
2.799%, 06/25/35 (b)	483,718	448,675
4.869%, 11/25/34 (b)	112,337	109,413
6.500%, 09/25/33	69,971	72,135
BCAP LLC Trust 5.238%, 03/26/37 (144A) (b)	2,546,835	2,331,457
Bear Stearns Adjustable Rate Mortgage Trust 2.210%, 08/25/35 (b)	204,272	204,445
2.600%, 03/25/35 (b)	939,213	948,663
2.793%, 03/25/35 (b)	8,607	8,601
2.797%, 03/25/35 (b)	763,825	719,959
3.123%, 01/25/35 (b)	3,081,476	3,046,927
Bear Stearns ALT-A Trust 0.339%, 02/25/34 (b)	320,822	311,653
2.735%, 09/25/35 (b)	2,182,143	1,793,318
Chase Mortgage Finance Corp. 2.721%, 02/25/37 (b)	227,451	223,424
Citigroup Mortgage Loan Trust, Inc. 2.270%, 09/25/35 (b)	317,075	312,900
2.290%, 09/25/35 (b)	296,341	290,467
2.510%, 10/25/35 (b)	5,129,451	4,963,078
2.540%, 05/25/35 (b)	68,418	66,052
Countrywide Alternative Loan Trust 0.359%, 05/25/47 (b)	532,985	405,174
0.360%, 02/20/47 (b)	1,562,503	1,028,790
0.459%, 12/25/35 (b)	43,621	34,844
5.500%, 06/25/35	1,200,000	1,078,824
Countrywide Home Loan Mortgage Pass-Through Trust 0.469%, 04/25/35 (b)	1,226,826	1,015,126
0.519%, 06/25/35 (144A) (b)	207,071	179,138
2.644%, 11/19/33 (b)	44,339	42,961
2.823%, 08/25/34 (b)	340,768	295,951
4.818%, 11/20/34 (b)	695,229	638,501
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.279%, 10/25/36 (b)	50,343	27,391
5.869%, 10/25/36	890,191	657,439
5.886%, 10/25/36	890,191	658,130
First Horizon Alternative Mortgage Securities 2.316%, 06/25/34 (b)	425,151	406,234
Granite Mortgages plc 0.898%, 09/20/44 (GBP) (b)	879,524	1,406,776
Greenpoint Mortgage Funding Trust 0.259%, 10/25/46 (b)	12	12
0.399%, 06/25/45 (b)	496,933	429,937
0.449%, 11/25/45 (b)	219,471	171,638
GSR Mortgage Loan Trust 2.661%, 09/25/35 (b)	715,753	711,482
2.786%, 05/25/35 (b)	936,637	840,543
3.014%, 01/25/35 (b)	592,011	581,506
5.062%, 11/25/35 (b)	1,417,652	1,294,842
Harborview Mortgage Loan Trust 0.401%, 05/19/35 (b)	126,108	102,512
0.461%, 02/19/36 (b)	260,485	183,095

MIST-255

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Holmes Master Issuer plc 1.568%, 10/15/54 (144A) (EUR) (b)	10,778,056	$14,657,313
Indymac Index Mortgage Loan Trust 2.785%, 11/25/35 (b)	1,423,206	1,228,882
JPMorgan Mortgage Trust 2.347%, 07/27/37 (144A) (b)	1,432,514	1,217,637
2.695%, 08/25/35 (b)	869,106	806,829
2.758%, 08/25/35 (b)	626,081	616,385
2.813%, 07/25/35 (b)	457,976	461,063
2.818%, 07/25/35 (b)	464,612	460,365
4.058%, 02/25/35 (b)	834,714	840,592
5.090%, 06/25/35 (b)	2,147,569	2,172,556
5.147%, 09/25/35 (b)	244,457	239,042
Master Adjustable Rate Mortgages Trust 2.285%, 12/25/33 (b)	315,089	306,780
2.623%, 11/21/34 (b)	519,297	535,738
Mellon Residential Funding Corp. 0.622%, 12/15/30 (b)	64,248	62,102
0.882%, 11/15/31 (b)	450,874	444,246
Merrill Lynch Mortgage Investors, Inc. 4.989%, 12/25/35 (b)	449,335	423,546
MLCC Mortgage Investors, Inc. 0.429%, 11/25/35 (b)	217,937	197,370
1.179%, 10/25/35 (b)	414,876	401,701
1.666%, 10/25/35 (b)	1,596,488	1,541,347
National Credit Union Administration Guaranteed Notes 0.632%, 10/07/20 (b)	3,863,344	3,885,481
0.742%, 12/08/20 (b)	5,662,792	5,715,909
Permanent Master Issuer plc 1.518%, 07/15/42 (144A) (EUR) (b)	1,500,000	2,035,128
RBSSP Resecuritization Trust 2.363%, 07/26/45 (144A) (b)	9,959,375	9,753,754
Residential Accredit Loans, Inc. 0.479%, 08/25/35 (b)	217,394	168,030
1.513%, 09/25/45 (b)	225,389	183,828
Sequoia Mortgage Trust 0.380%, 07/20/36 (b)	2,173,000	1,945,256
0.881%, 10/19/26 (b)	125,982	125,350
Structured Adjustable Rate Mortgage Loan Trust 1.559%, 01/25/35 (b)	174,044	128,181
2.485%, 02/25/34 (b)	299,564	299,786
5.500%, 12/25/34 (b)	576,504	555,137
Structured Asset Mortgage Investments, Inc. 0.369%, 06/25/36 (b)	130,916	99,765
0.389%, 05/25/46 (b)	60,246	43,934
0.431%, 07/19/35 (b)	313,878	281,717
0.841%, 10/19/34 (b)	151,500	148,546
Structured Asset Securities Corp. 2.653%, 10/28/35 (144A) (b)	173,441	163,990
Swan Trust 3.870%, 04/25/41 (AUD) (b)	361,157	332,933
TBW Mortgage Backed Pass-Through Certificates 6.015%, 07/25/37	390,734	316,890

Collateralized Mortgage Obligations—(Continued)
Thornburg Mortgage Securities Trust 6.098%, 09/25/37 (b)	2,686,303	2,794,255
WaMu Mortgage Pass-Through Certificates 0.439%, 11/25/45 (b)	236,809	211,290
0.469%, 10/25/45 (b)	1,480,103	1,351,916
0.923%, 05/25/47 (b)	601,962	505,891
0.963%, 12/25/46 (b)	138,677	127,760
1.153%, 08/25/46 (b)	10,126,556	8,549,264
1.159%, 02/25/46 (b)	239,990	218,983
1.353%, 11/25/42 (b)	34,860	31,374
2.454%, 07/25/46 (b)	935,289	846,175
2.454%, 11/25/46 (b)	326,504	291,278
2.744%, 12/25/35 (b)	327,753	298,642
5.256%, 08/25/35 (b)	291,555	281,269
Wells Fargo Mortgage Backed Securities Trust 2.626%, 09/25/34 (b)	638,912	646,194
2.630%, 10/25/35 (b)	30,401	30,639
2.680%, 04/25/36 (b)	1,438,275	1,332,429
2.701%, 11/25/34 (b)	337,475	339,604
2.729%, 03/25/36 (b)	229,373	219,337
5.595%, 04/25/36 (b)	578,255	555,375

		103,352,604

Commercial Mortgage-Backed Securities—1.6%
Banc of America Large Loan, Inc. 2.482%, 11/15/15 (144A) (b)	20,568,018	20,601,009
5.665%, 02/17/51 (144A) (b)	1,000,000	1,135,000
5.694%, 06/24/50 (144A) (b)	1,700,000	1,863,098
Banc of America Merrill Lynch Commercial Mortgage, Inc. 0.352%, 06/10/49 (144A) (b)	53,925	53,842
5.857%, 06/10/49 (b)	1,153,925	1,278,341
5.934%, 02/10/51 (b)	1,100,000	1,229,721
Commercial Mortgage Pass-Through Certificates 3.156%, 07/10/46 (144A)	2,247,821	2,322,358
Credit Suisse Mortgage Capital Certificates 5.383%, 02/15/40 (144A)	1,542,620	1,663,750
5.467%, 09/18/39 (144A) (b)	1,871,228	2,052,548
Eclipse, Ltd. 0.679%, 01/25/20 (GBP) (b)	690,999	1,054,336
GS Mortgage Securities Corp. II 4.592%, 08/10/43 (144A)	25,000	27,249
JPMorgan Chase Commercial Mortgage Securities Corp. 4.654%, 01/12/37	343,702	344,666
5.794%, 02/12/51 (b)	1,500,000	1,693,626
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.700%, 09/12/49	5,400,000	6,043,691
RBSCF Trust 6.209%, 12/16/49 (144A) (b)	2,600,000	2,894,182
Vornado DP LLC 4.004%, 09/13/28 (144A)	7,000,000	7,400,162

MIST-256

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Wachovia Bank Commercial Mortgage Trust 0.262%, 06/15/20 (144A) (b)	2,034,598	$2,008,240
5.088%, 08/15/41 (b)	1,473,451	1,500,175

		55,165,994

Total Mortgage-Backed Securities (Cost $150,202,089)		158,518,598

Foreign Government—4.6%

Provincial—0.7%
New South Wales Treasury Corp. 2.500%, 11/20/35 (AUD)	2,500,000	2,606,966
2.750%, 11/20/25 (AUD)	16,800,000	19,383,398

		21,990,364

Sovereign—3.9%
Australia Government Bonds 2.500%, 09/20/30 (AUD)	1,300,000	1,437,933
4.000%, 08/20/20 (AUD)	2,900,000	4,968,081
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/17 (BRL)	160,500,000	50,832,942
Brazil Notas do Tesouro Nacional 10.000%, 01/01/23 (BRL)	16,400,000	6,731,956
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18 (EUR)	19,942,902	28,513,563
Instituto de Credito Oficial 1.971%, 03/25/14 (EUR) (b)	20,800,000	28,098,403
Italy Buoni Poliennali Del Tesoro 1.700%, 09/15/18 (EUR)	8,832,216	11,650,668
2.100%, 09/15/17 (EUR)	1,384,716	1,885,715
2.100%, 09/15/21 (EUR)	860,552	1,102,498
3.100%, 09/15/26 (EUR)	631,764	841,076

		136,062,835

Total Foreign Government (Cost $158,197,300)		158,053,199

Asset-Backed Securities—2.5%

Asset-Backed - Credit Card—0.2%
Citibank Omni Master Trust 2.932%, 08/15/18 (144A) (b)	7,100,000	7,248,702

Asset-Backed - Home Equity—0.2%
Asset Backed Funding Certificates 0.879%, 06/25/34 (b)	636,725	596,021
Bear Stearns Asset Backed Securities Trust 0.839%, 10/25/32 (b)	19,464	18,101
1.179%, 10/25/37 (b)	2,976,058	2,558,098
Carrington Mortgage Loan Trust 0.499%, 10/25/35 (b)	126,578	125,757
First NLC Trust 0.249%, 08/25/37 (144A) (b)	1,544,148	752,247

Asset-Backed - Home Equity—(Continued)
HSBC Home Equity Loan Trust 0.330%, 03/20/36 (b)	1,725,621	1,688,975
HSI Asset Securitization Corp. Trust 0.229%, 10/25/36 (b)	8,851	4,296
Soundview Home Loan Trust 0.239%, 11/25/36 (144A) (b)	62,246	21,096

		5,764,591

Asset-Backed - Other—1.5%
Alzette European CLO S.A. 0.574%, 12/15/20 (144A) (b)	314,802	313,144
American Money Management Corp. 0.487%, 05/03/18 (144A) (b)	9,577	9,570
Aquilae CLO plc 0.572%, 01/17/23 (EUR) (b)	2,674,534	3,551,441
ARES CLO, Ltd. 0.483%, 03/12/18 (144A) (b)	1,149,552	1,143,946
Conseco Finance Securitizations Corp. 6.681%, 12/01/33 (b)	2,315,574	2,362,872
Countrywide Asset-Backed Certificates 0.359%, 07/25/36 (b)	4,145,724	4,024,234
0.429%, 04/25/36 (b)	233,578	227,038
Credit-Based Asset Servicing and Securitization LLC 0.299%, 07/25/37 (144A) (b)	171,115	99,223
CSAB Mortgage Backed Trust 5.720%, 09/25/36	1,018,450	771,444
Equity One ABS, Inc. 0.479%, 04/25/34 (b)	115,686	95,661
Gallatin Funding, Ltd. 0.514%, 08/15/17 (144A) (b)	29,422	29,395
Harbourmaster CLO, Ltd. 0.484%, 06/15/20 (EUR) (b)	159,353	214,029
Hillmark Funding 0.513%, 05/21/21 (144A) (b)	15,600,000	15,107,773
JPMorgan Mortgage Acquisition Corp. 0.239%, 03/25/47 (b)	347,650	326,944
Magi Funding plc 0.578%, 04/11/21 (144A) (EUR) (b)	1,860,163	2,480,935
Morgan Stanley IXIS Real Estate Capital Trust 0.229%, 11/25/36 (b)	863	368
Nautique Funding, Ltd. 0.518%, 04/15/20 (144A) (b)	858,899	833,923
Navigare Funding CLO, Ltd. 0.524%, 05/20/19 (144A) (b)	89,289	88,994
NYLIM Flatiron CLO, Ltd. 0.486%, 08/08/20 (144A) (b)	600,000	590,157
Park Place Securities, Inc. 0.439%, 09/25/35 (b)	30,826	30,010
1.199%, 12/25/34 (b)	1,936,012	1,932,009
Penta CLO S.A. 0.518%, 06/04/24 (EUR) (b)	4,357,383	5,639,895
Small Business Administration Participation Certificates 5.510%, 11/01/27	4,109,458	4,549,508

MIST-257

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/Principal Amount*	Value

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. 0.319%, 05/25/47 (b)	3,200,000	$2,919,619
1.683%, 04/25/35 (b)	546,333	513,202
Symphony CLO, Ltd. 0.504%, 05/15/19 (144A) (b)	3,486,783	3,451,633
Wood Street CLO B.V. 0.587%, 03/29/21 (144A) (EUR) (b)	503,296	665,570

		51,972,537

Asset-Backed - Student Loan—0.6%
College Loan Corp. Trust 0.516%, 01/25/24 (b)	900,000	821,294
Nelnet Student Loan Trust 0.966%, 07/25/18 (b)	375,421	376,108
North Carolina State Education Assistance Authority 0.716%, 10/26/20 (b)	1,941,862	1,941,027
SLM Student Loan Trust 0.276%, 10/25/17 (b)	512,313	510,308
0.356%, 07/25/22 (b)	37,298	37,292
0.766%, 10/25/17 (b)	437,748	438,124
1.766%, 04/25/23 (b)	15,830,290	16,270,847
1.832%, 12/15/17 (144A) (b)	299,629	299,910
2.350%, 04/15/39 (144A) (b) (g)	1,351,336	1,354,197

		22,049,107

Total Asset-Backed Securities (Cost $84,408,104)		87,034,937

Floating Rate Loans (b)—0.3%

Diversified Financial Services—0.1%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17	2,376,000	2,381,453

Healthcare-Services—0.2%
Iasis Healthcare LLC Term Loan 4.500%, 05/03/18	7,118,458	7,141,807

Total Floating Rate Loans (Cost $9,468,015)		9,523,260

Convertible Preferred Stock—0.0%

Commercial Banks—0.0%
Wells Fargo & Co. Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,023,759

Purchased Option—0.0%
Security Description	Notional/Principal Amount*	Value

Put Options—0.0%
OTC - 30 Year Interest Rate Swap Exercise Rate 3.875%, Expires 04/14/14 (Counterparty - Deutsche Bank AG) (Cost $1,032,255)	20,300,000	$737,702

Municipals—0.0%
Tobacco Settlement Financing Corp. 7.467%, 06/01/47 (Cost $726,313)	760,000	598,796

Short-Term Investments—64.1%

Commercial Paper—1.7%
Banco Bilbao Vizcaya Argentaria S.A. 3.129%, 10/21/13 (h)	1,600,000	1,597,227
Hewlett-Packard Co. 0.976%, 10/30/13 (h)	27,200,000	27,179,184
Santander S.A. 1.716%, 10/11/13 (h)	800,000	799,620
Standard Chartered Bank 0.953%, 10/01/13 (h)	30,800,000	30,800,000

		60,376,031

Discount Note—1.6%
Federal Home Loan Mortgage Corp. 0.030%, 12/23/13 (h)	54,225,000	54,221,249

Foreign Government—3.4%
Japan Treasury Bills 0.090%, 10/28/13 (JPY) (h)	790,000,000	8,036,726
0.093%, 11/05/13 (JPY) (h)	10,810,000,000	109,970,236

		118,006,962

U.S. Treasury—0.0%
U.S. Treasury Bills 0.030%, 01/09/14 (d) (h)	280,000	279,977
0.106%, 05/01/14 (d) (h)	68,000	67,958
0.130%, 04/03/14 (h)	210,000	209,860
0.130%, 05/29/14 (d) (h)	399,000	398,657
0.131%, 05/29/14 (d) (h)	143,000	142,875

		1,099,327

Repurchase Agreements—57.4%
Barclays Capital, Inc. Repurchase Agreement dated 09/27/13 at 0.040% to be repurchased at $113,500,883 on 10/04/13 collateralized by $116,482,000 U.S. Treasury Note at 0.250% due 05/15/16 with a value of $116,482,000.	113,500,000	113,500,000

MIST-258

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Repurchase Agreement dated 09/30/13 at 0.080% to be repurchased at $372,600,828 on 10/01/13 collateralized by $407,017,000 U.S. Treasury Note at 1.750% due 05/15/23 with a value of $377,158,640.	372,600,000	$372,600,000
Credit Suisse Securities (USA) LLC Repurchase Agreement dated 09/30/13 at 0.100% to be repurchased at $426,401,184 on 10/01/13 collateralized by $444,674,000 U.S. Treasury Note at 0.625% due 11/30/17 with a value of $435,606,652.	426,400,000	426,400,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $1,475,000 on 10/01/13, collateralized by $1,530,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $1,507,050.	1,475,000	1,475,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/30/13 at 0.090% to be repurchased at $1,026,102,565 on 10/01/13 collateralized by $1,053,668,300 U.S. Government obligations with a rates ranging from of 0.500% - 2.625%, maturity dates ranging from 11/15/13 - 08/31/17 with a value of $1,057,858,349.	1,026,100,000	1,026,100,000
Repurchase Agreement dated 09/30/13 at 0.100% to be repurchased at $14,100,039 on 10/01/13 collateralized by $15,720,000 Federal Home Loan Mortgage Corp. at 2.205% due 12/05/22 with a value of $15,720,000.	14,100,000	14,100,000
Morgan Stanley & Co., Inc. Repurchase Agreement dated 09/30/13 at 0.090% to be repurchased at $33,300,083 on 10/01/13 collateralized by $34,355,600 U.S. Treasury Note at 1.000% due 05/31/18 with a value of $33,915,436.	33,300,000	33,300,000

		1,987,475,000

Total Short-Term Investments (Cost $2,220,184,680)		2,221,178,569

Total Investments—172.7% (Cost $6,117,092,409) (i)		5,984,651,275
Other assets and liabilities (net)—(72.7)%		(2,519,908,071)

Net Assets —100.0%		$3,464,743,204

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2013, the market value of securities pledged was $8,026,968.
(d)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of September 30, 2013, the market value of securities pledged was $4,756,857.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $2,056,253.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $1,354,197, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(h)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(i)	As of September 30, 2013, the aggregate cost of investments was $6,117,092,409. The aggregate unrealized appreciation and depreciation of investments were $56,049,480 and $(188,490,614), respectively, resulting in net unrealized depreciation of $(132,441,134).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $219,961,494, which is 6.3% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen

MIST-259

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
SLM Student Loan Trust	05/05/11	$1,351,336	$1,368,081	$1,354,197

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
AUD	25,660,000	Citibank N.A.	10/02/13	$23,125,562	$812,658
BRL	17,771,346	Morgan Stanley & Co., LLC	10/01/13	7,935,408	83,067
BRL	21,017,306	Morgan Stanley & Co., LLC	10/02/13	9,268,933	214,127
BRL	45,206,514	Morgan Stanley & Co., LLC	10/02/13	20,012,623	384,667
BRL	8,843,030	Credit Suisse International	11/04/13	3,808,696	150,220
EUR	89,751,000	Goldman Sachs & Co.	10/02/13	121,451,053	(31,372)
GBP	1,595,000	Deutsche Bank AG	10/02/13	2,545,939	36,208
INR	1,319,416,850	UBS AG	10/17/13	21,940,914	(951,348)
JPY	10,810,000,000	Citibank N.A.	10/17/13	108,815,352	1,168,929
JPY	464,400,000	Deutsche Bank AG	10/17/13	4,676,643	48,306
MXN	109,275,488	JPMorgan Chase Bank N.A.	12/17/13	8,242,179	54,946

Contracts to Deliver
AUD	1,468,000	BNP Paribas S.A.	10/02/13	1,376,799	7,302
AUD	60,972,000	Citibank N.A.	10/02/13	54,655,301	(2,225,491)
AUD	36,780,000	UBS AG	11/04/13	34,223,790	(13,984)
BRL	21,017,306	Morgan Stanley & Co., LLC	10/02/13	8,704,080	(778,980)
BRL	21,017,306	Morgan Stanley & Co., LLC	11/04/13	9,203,786	(205,403)
BRL	9,964,661	JPMorgan Chase Bank N.A.	01/03/14	4,361,284	(42,748)
BRL	45,206,514	Morgan Stanley & Co., LLC	01/03/14	19,606,416	(373,284)
BRL	24,527,810	Morgan Stanley & Co., LLC	01/03/14	10,718,323	(122,113)
BRL	17,771,346	Morgan Stanley & Co., LLC	01/03/14	7,772,972	(81,342)
EUR	3,884,000	Credit Suisse International	10/02/13	5,183,769	(70,702)
EUR	85,867,000	UBS AG	10/02/13	114,910,826	(1,254,384)
EUR	4,800,000	Barclays Bank plc	11/04/13	6,499,728	5,518
EUR	2,107,000	Barclays Bank plc	11/04/13	2,840,225	(10,462)
EUR	89,751,000	Goldman Sachs & Co.	11/04/13	121,461,734	32,180
GBP	1,595,000	BNP Paribas S.A.	10/02/13	2,474,896	(107,251)
GBP	1,595,000	Deutsche Bank AG	11/04/13	2,545,309	(36,168)
INR	152,490,080	Barclays Bank plc	10/17/13	2,518,000	92,155
INR	69,608,700	Barclays Bank plc	10/17/13	1,143,000	35,650
INR	49,440,000	Barclays Bank plc	10/17/13	824,000	37,498
INR	48,247,350	Barclays Bank plc	10/17/13	789,000	21,471
INR	44,487,300	Barclays Bank plc	10/17/13	715,000	7,286
INR	35,976,120	Barclays Bank plc	10/17/13	589,000	16,684
INR	34,810,500	Barclays Bank plc	10/17/13	575,000	21,227
INR	152,601,040	Deutsche Bank AG	10/17/13	2,524,000	96,390
INR	102,582,900	Deutsche Bank AG	10/17/13	1,710,000	78,089
INR	69,773,550	Deutsche Bank AG	10/17/13	1,155,000	45,027
INR	48,545,160	Deutsche Bank AG	10/17/13	794,000	21,733
INR	40,350,570	Deutsche Bank AG	10/17/13	659,000	17,094
INR	20,129,850	Deutsche Bank AG	10/17/13	333,000	12,770
INR	76,224,800	JPMorgan Chase Bank N.A.	10/17/13	1,262,000	49,400
INR	29,167,560	JPMorgan Chase Bank N.A.	10/17/13	478,000	13,996
INR	257,516,845	UBS AG	10/17/13	4,247,000	150,367
INR	62,636,730	UBS AG	10/17/13	1,027,000	30,561
JPY	10,807,400,000	Barclays Bank plc	10/17/13	109,215,190	(742,639)
JPY	505,800,000	Goldman Sachs & Co.	10/17/13	5,120,107	(26,059)
JPY	18,800,000	Goldman Sachs & Co.	10/17/13	192,576	1,299
JPY	62,800,000	JPMorgan Chase Bank N.A.	10/17/13	634,909	(4,038)
JPY	790,000,000	Barclays Bank plc	10/28/13	8,129,788	91,591
JPY	10,810,000,000	Barclays Bank plc	11/05/13	110,065,439	69,493

Net Unrealized Depreciation					$(3,169,859)

MIST-260

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	09/15/14	450	USD	111,932,757	$89,118
90 Day EuroDollar Futures	03/13/17	213	USD	51,671,502	252,573
90 Day EuroDollar Futures	09/14/15	586	USD	145,220,965	(127,364)
90 Day EuroDollar Futures	03/14/16	1,118	USD	276,387,690	(982,365)
U.S. Treasury Note 5 Year Futures	12/31/13	1,348	USD	160,665,291	2,505,896

Net Unrealized Appreciation					$1,737,858

Options Written

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	0.000	Deutsche Bank AG	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	01/22/18	$(4,500,000)	$(43,650)	$(8,940)	$34,710
Floor - OTC CPURNSA Index	0.000	BNP Paribas S.A.	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/01/18	(3,500,000)	(30,100)	(7,729)	22,371
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/20	(5,100,000)	(38,250)	(5,825)	32,425
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/20	(49,000,000)	(436,720)	(59,462)	377,258
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/20	(4,700,000)	(60,630)	(2,090)	58,540

Totals						$(609,350)	$(84,046)	$525,304

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2-Year Interest Rate Swap	0.500%	Barclays Capital, Inc.	6-Month EUR-EURIBOR	Receive	10/24/13	EUR	(96,600,000)	$(95,612)	$(33,063)	$62,549
Call - OTC - 2-Year Interest Rate Swap	0.500%	Deutsche Bank AG	6-Month EUR-EURIBOR	Receive	10/24/13	EUR	(198,200,000)	(183,678)	(67,838)	115,840
Put - OTC - 2-Year Interest Rate Swap	0.750%	Barclays Capital, Inc.	6-Month EUR-EURIBOR	Pay	10/24/13	EUR	(96,600,000)	(181,663)	(13,330)	168,333
Put - OTC - 2-Year Interest Rate Swap	0.750%	Deutsche Bank AG	6-Month EUR-EURIBOR	Pay	10/24/13	EUR	(198,200,000)	(319,356)	(27,350)	292,006
Put - OTC - 5-Year Interest Rate Swap	2.850%	Deutsche Bank AG	3-Month USD-LIBOR	Pay	04/14/14	USD	(85,300,000)	(1,023,600)	(245,749)	777,851
Put - OTC - 5-Year Interest Rate Swap	1.500%	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	10/28/13	USD	(59,800,000)	(165,725)	(412,082)	(246,357)

Totals								$(1,969,634)	$(799,412)	$1,170,222

MIST-261

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

OTC interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	EUR FRCPXTOB	2.000%	09/01/16	BNP Paribas S.A.	EUR	10,000,000	$378,555	$13,658	$364,897
Pay	EUR FRCPXTOB	1.950%	09/01/17	Credit Suisse International	EUR	5,400,000	196,705	31,816	164,889
Pay	EUR FRCPXTOB	1.950%	09/01/17	Societe Generale	EUR	16,500,000	601,043	—	601,043
Pay	EUR FRCPXTOB	2.000%	02/01/18	Citibank N.A.	EUR	3,200,000	102,695	1,033	101,662
Pay	EUR FRCPXTOB	2.000%	02/01/18	Deutsche Bank AG	EUR	2,100,000	67,394	1,463	65,931
Pay	EUR FRCPXTOB	2.000%	02/01/18	Morgan Stanley Capital Services, Inc.	EUR	300,000	9,628	121	9,507
Pay	EUR FRCPXTOB	2.150%	04/01/21	BNP Paribas S.A.	EUR	3,200,000	111,466	37,259	74,207
Pay	EUR FRCPXTOB	2.150%	04/01/21	Citibank N.A.	EUR	2,700,000	94,050	42,131	51,919
Pay	EUR FRCPXTOB	2.150%	04/01/21	Credit Suisse International	EUR	2,100,000	73,150	3,291	69,859
Pay	EUR FRCPXTOB	2.150%	04/01/21	Deutsche Bank AG	EUR	8,200,000	285,632	156,053	129,579
Pay	EUR FRCPXTOB	2.150%	04/01/21	Goldman Sachs & Co.	EUR	8,700,000	303,049	76,648	226,401
Pay	EUR FRCPXTOB	2.150%	04/01/21	Morgan Stanley Capital Services, Inc.	EUR	2,900,000	101,016	(10,586)	111,602
Pay	EUR FRCPXTOB	2.100%	07/25/21	BNP Paribas S.A.	EUR	6,300,000	259,413	(60,767)	320,180
Pay	EUR FRCPXTOB	1.950%	07/25/21	BNP Paribas S.A.	EUR	1,800,000	6,585	(4,423)	11,008
Pay	EUR FRCPXTOB	1.950%	07/25/21	Barclays Capital, Inc.	EUR	18,200,000	66,578	(123,521)	190,099
Pay	EUR FRCPXTOB	1.950%	07/25/21	Credit Suisse International	EUR	1,900,000	6,950	(1,578)	8,528
Pay	EUR FRCPXTOB	2.100%	07/25/21	JPMorgan Chase Bank N.A.	EUR	2,500,000	102,942	(24,033)	126,975
Pay	EUR FRCPXTOB	2.100%	07/25/21	Societe Generale	EUR	4,200,000	172,942	(35,687)	208,629
Receive	USD CPURNSA	2.415%	02/12/17	Goldman Sachs & Co.	USD	39,500,000	(867,420)	21,811	(889,231)
Receive	USD CPURNSA	2.250%	07/15/17	BNP Paribas S.A.	USD	27,900,000	(577,726)	33,197	(610,923)
Receive	USD CPURNSA	2.115%	08/16/17	Goldman Sachs Bank USA	USD	91,100,000	(332,879)	—	(332,879)
Receive	USD CPURNSA	2.018%	08/19/17	Barclays Capital, Inc.	USD	39,600,000	13,187	(11,376)	24,563
Receive	USD CPURNSA	2.315%	11/16/17	Deutsche Bank AG	USD	12,700,000	(262,877)	—	(262,877)
Receive	USD CPURNSA	2.500%	07/15/22	BNP Paribas S.A.	USD	9,500,000	(152,599)	137,800	(290,399)
Receive	USD CPURNSA	2.500%	07/15/22	Deutsche Bank AG	USD	5,900,000	(94,772)	40,726	(135,498)
Receive	USD CPURNSA	2.560%	05/08/23	Deutsche Bank AG	USD	32,900,000	(387,529)	—	(387,529)
Pay	BRL CDI	8.150%	01/02/15	Goldman Sachs & Co.	BRL	100,000	(844)	(240)	(604)
Pay	BRL CDI	8.255%	01/02/15	Goldman Sachs & Co.	BRL	13,300,000	(74,154)	16,785	(90,939)
Pay	BRL CDI	7.900%	01/02/15	JPMorgan Chase Bank N.A.	BRL	50,400,000	(476,325)	(179,944)	(296,381)
Pay	BRL CDI	8.630%	01/02/15	Morgan Stanley Capital Services, Inc.	BRL	189,100,000	(384,207)	876,976	(1,261,183)
Pay	BRL CDI	8.560%	01/02/15	UBS AG	BRL	28,200,000	(170,170)	21,275	(191,445)
Pay	BRL CDI	8.260%	01/02/15	UBS AG	BRL	104,400,000	(576,619)	127,055	(703,674)

Totals							$(1,405,141)	$1,186,943	$(2,592,084)

Centrally cleared interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/19/43	USD	63,900,000	$7,393,506
Receive	3-Month USD-LIBOR	3.500%	12/18/43	USD	62,800,000	(438,469)
Receive	6-Month JPY-LIBOR	1.000%	09/18/23	JPY	6,910,000,000	(445,981)

Total						$6,509,056

MIST-262

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

OTC Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
D.R. Horton, Inc. 5.375%, due 6/15/2012	(1.000%)	03/20/15	JPMorgan Chase Bank N.A.	0.528%	USD	7,500,000	$(52,271)	$403,143	$(455,414)
Echostar DBS Corp. 6.625%, due 10/1/2014	(3.650%)	12/20/13	Citibank N.A.	0.425%	USD	6,200,000	(44,928)	—	(44,928)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/14	Goldman Sachs & Co.	0.917%	EUR	7,000,000	(93,270)	405,885	(499,155)
Intesa Sanpaolo S.p.A. 4.750%, due 6/15/2017	(3.000%)	03/20/14	JPMorgan Chase Bank N.A.	0.917%	USD	16,400,000	(161,512)	768,895	(930,407)

Totals							$(351,981)	$1,577,923	$(1,929,904)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDI)—	Brazil Interbank Deposit Rate
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(EUR)—	Euro
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXTOB)—	France Consumer Price ex-Tobacco Index
(GBP)—	British Pound
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso
(USD)—	United States Dollar

MIST-263

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,151,291,914	$—	$3,151,291,914
Total Corporate Bonds & Notes*	—	196,690,541	—	196,690,541
Total Mortgage-Backed Securities*	—	158,518,598	—	158,518,598
Total Foreign Government*	—	158,053,199	—	158,053,199
Total Asset-Backed Securities*	—	87,034,937	—	87,034,937
Total Floating Rate Loans*	—	9,523,260	—	9,523,260
Total Convertible Preferred Stock*	1,023,759	—	—	1,023,759
Total Purchased Option*	—	737,702	—	737,702
Total Municipals	—	598,796	—	598,796
Short-Term Investments
Commercial Paper	—	60,376,031	—	60,376,031
Discount Note	—	54,221,249	—	54,221,249
Foreign Government	—	118,006,962	—	118,006,962
U.S. Treasury	—	1,099,327	—	1,099,327
Repurchase Agreements	—	1,987,475,000	—	1,987,475,000
Total Short-Term Investments	—	2,221,178,569	—	2,221,178,569
Total Investments	$1,023,759	$5,983,627,516	$—	$5,984,651,275

Secured Borrowings (Liability)	$—	$(2,457,118,005)	$—	$(2,457,118,005)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,907,909	$—	$3,907,909
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,077,768)	—	(7,077,768)
Total Forward Contracts	$—	$(3,169,859)	$—	$(3,169,859)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,847,587	$—	$—	$2,847,587
Futures Contracts (Unrealized Depreciation)	(1,109,729)	—	—	(1,109,729)
Total Futures Contracts	$1,737,858	$—	$—	$1,737,858
Written Options
Inflation Capped Options at Value	$—	$(84,046)	$—	$(84,046)
Interest Rate Swaptions at Value	—	(799,412)	—	(799,412)
Total Written Options	$—	$(883,458)	$—	$(883,458)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$7,393,506	$—	$7,393,506
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(884,450)	—	(884,450)
Total Centrally Cleared Swap Contracts	$—	$6,509,056	$—	$6,509,056

MIST-264

Met Investors Series Trust

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,952,980	$—	$2,952,980
OTC Swap Contracts at Value (Liabilities)	—	(4,710,102)	—	(4,710,102)
Total OTC Swap Contracts	$—	$(1,757,122)	$—	$(1,757,122)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Realized Loss	Change in Unrealized Appreciation	Sales		Balance as of September 30, 2013	Change in Unrealized Appreciation/ (Depreciation) from investments still held at September 30, 2013
Asset-Backed Securities
Asset-Backed - Automobile	$282,112	$(1,093)	$4,152	$(285,171	) (a)	$—	$—

Total	$282,112	$(1,093)	$4,152	$(285,171)		$—	$—

(a)	Sales include principal reductions.

MIST-265

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—73.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—45.4%
Fannie Mae 10 Yr. Pool 2.500%, 08/01/22	390,465	$401,804
3.000%, 12/01/20	361,532	378,349
3.000%, 02/01/21	1,021,345	1,068,888
3.000%, 08/01/21	730,050	763,960
3.000%, 11/01/21	183,454	191,988
3.000%, 03/01/22	773,899	809,983
3.000%, 05/01/22	2,536,836	2,655,323
4.000%, 05/01/19	36,561	38,763
4.500%, 11/01/18	48,150	51,128
4.500%, 12/01/18	30,377	32,252
4.500%, 05/01/19	1,242,535	1,319,287
5.500%, 11/01/17	162,295	170,968
5.500%, 09/01/18	284,825	300,219
5.500%, 10/01/18	133,869	141,115
Fannie Mae 15 Yr. Pool 3.000%, TBA (a)	86,000,000	89,008,750
3.500%, 12/01/26	4,188,945	4,422,495
3.500%, TBA (a)	69,000,000	72,668,278
4.000%, 03/01/22	118,584	125,932
4.000%, 04/01/24	114,858	121,899
4.000%, 07/01/24	46,115	48,996
4.000%, 02/01/25	1,581,222	1,678,761
4.000%, 08/01/25	1,235,033	1,310,360
4.000%, 09/01/25	97,192	103,186
4.000%, 02/01/26	397,160	421,656
4.000%, 03/01/26	78,622	83,428
4.000%, 06/01/26	71,968	76,409
4.000%, TBA (a)	14,000,000	14,853,125
4.500%, 02/01/18	22,289	23,678
4.500%, 04/01/18	1,035,340	1,100,159
4.500%, 05/01/18	785,347	834,809
4.500%, 06/01/18	145,260	154,329
4.500%, 08/01/18	11,896	12,646
4.500%, 10/01/18	44,493	47,282
4.500%, 11/01/18	2,802,029	2,978,745
4.500%, 03/01/19	30,465	32,332
4.500%, 06/01/19	583,776	620,235
4.500%, 10/01/19	526,940	559,976
4.500%, 08/01/20	709,973	755,288
4.500%, 10/01/20	40,311	42,892
4.500%, 12/01/20	411,518	437,816
4.500%, 01/01/22	34,894	37,247
4.500%, 02/01/23	557,704	593,470
4.500%, 03/01/23	672,073	715,191
4.500%, 05/01/23	108,286	115,182
4.500%, 06/01/23	561,516	597,343
4.500%, 01/01/24	13,603	14,451
4.500%, 04/01/24	160,541	170,722
4.500%, 05/01/24	536,147	569,761
4.500%, 08/01/24	113,787	121,051
4.500%, 10/01/24	740,354	787,247
4.500%, 11/01/24	179,835	191,393
4.500%, 02/01/25	1,633,691	1,736,632
4.500%, 03/01/25	997,184	1,058,979
4.500%, 04/01/25	559,463	594,541

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 05/01/25	1,709,372	1,817,300
4.500%, 06/01/25	179,929	191,214
4.500%, 07/01/25	6,371,708	6,773,030
4.500%, 08/01/25	263,482	280,077
4.500%, 09/01/25	477,821	507,834
4.500%, 11/01/25	289,090	307,360
4.500%, 04/01/26	25,793	27,416
4.500%, 01/01/27	58,083	61,711
4.500%, TBA (a)	12,000,000	12,746,250
5.500%, 12/01/17	7,110	7,488
5.500%, 01/01/18	175,719	185,601
5.500%, 02/01/18	1,448,956	1,530,293
5.500%, 11/01/18	5,509	5,820
5.500%, 09/01/19	186,169	196,131
5.500%, 09/01/20	29,583	32,018
5.500%, 12/01/20	5,361	5,658
5.500%, 03/01/22	317,192	337,438
5.500%, 04/01/22	261,970	278,328
5.500%, 07/01/22	218,909	237,731
5.500%, 09/01/22	134,151	145,796
5.500%, 10/01/22	995,754	1,082,067
5.500%, 11/01/22	247,996	265,523
5.500%, 12/01/22	223,795	243,242
5.500%, 02/01/23	336,292	365,536
5.500%, 03/01/23	47,444	51,549
5.500%, 07/01/23	24,428	26,547
5.500%, 08/01/23	154,381	167,807
5.500%, 10/01/23	225,054	244,655
5.500%, 11/01/23	41,347	43,562
5.500%, 12/01/23	101,386	109,690
5.500%, 01/01/24	30,203	32,594
5.500%, 03/01/24	181,537	197,082
5.500%, 09/01/24	135,916	143,201
5.500%, 01/01/25	2,431,187	2,638,334
5.500%, 05/01/25	757,022	799,615
6.000%, 03/01/17	7,970	8,113
6.000%, 04/01/17	13,926	14,620
6.000%, 06/01/17	7,427	7,810
6.000%, 07/01/17	33,485	35,143
6.500%, 04/01/16	18,402	19,147
6.500%, 06/01/16	8,763	9,218
6.500%, 07/01/16	29,855	31,410
6.500%, 08/01/16	1,838	1,924
6.500%, 09/01/16	11,525	12,198
6.500%, 10/01/16	23,561	24,877
6.500%, 02/01/17	20,672	21,763
6.500%, 07/01/17	23,178	23,355
6.500%, 10/01/17	9,032	9,719
Fannie Mae 20 Yr. Pool 4.000%, 04/01/29	139,903	148,038
4.000%, 05/01/29	461,133	488,383
4.000%, 03/01/30	279,273	295,561
4.000%, 05/01/30	416,398	438,037
4.000%, 08/01/30	378,626	400,636
4.000%, 09/01/30	231,551	246,689

MIST-266

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
4.000%, 10/01/30	9,753	$10,399
4.000%, 11/01/30	1,005,536	1,071,478
4.000%, 12/01/30	137,967	147,127
4.000%, 09/01/31	528,117	565,447
4.000%, 11/01/31	94,507	101,224
4.500%, 01/01/25	26,225	28,588
4.500%, 04/01/28	70,538	76,392
4.500%, 05/01/29	501,962	540,115
4.500%, 06/01/29	188,412	203,866
4.500%, 07/01/29	53,894	58,337
4.500%, 03/01/30	38,972	42,320
4.500%, 05/01/30	18,747	20,304
4.500%, 06/01/30	3,105,297	3,365,703
4.500%, 07/01/30	183,100	198,253
4.500%, 04/01/31	113,268	122,323
5.000%, 05/01/23	313,267	339,437
5.000%, 01/01/25	270,536	292,946
5.000%, 09/01/25	82,451	89,620
5.000%, 11/01/25	105,532	114,054
5.000%, 12/01/25	693,705	762,382
5.000%, 01/01/26	195,250	214,588
5.000%, 03/01/26	137,178	150,605
5.000%, 02/01/27	13,808	15,047
5.000%, 05/01/27	370,722	403,312
5.000%, 08/01/27	9,660	10,572
5.000%, 03/01/28	46,528	50,869
5.000%, 04/01/28	1,412,198	1,544,638
5.000%, 05/01/28	1,670,380	1,815,782
5.000%, 06/01/28	4,919,650	5,373,631
5.000%, 01/01/29	163,618	177,627
5.000%, 05/01/29	821,673	893,691
5.000%, 07/01/29	248,583	270,531
5.000%, 12/01/29	61,086	66,832
5.500%, 02/01/19	37,302	40,603
5.500%, 06/01/23	478,845	521,157
5.500%, 02/01/25	6,202	6,816
5.500%, 03/01/25	1,282,814	1,413,449
5.500%, 08/01/25	144,303	158,450
5.500%, 10/01/25	10,133	11,125
5.500%, 11/01/26	68,580	74,956
5.500%, 01/01/27	136,877	149,446
5.500%, 06/01/27	27,218	29,726
5.500%, 07/01/27	538,808	587,518
5.500%, 08/01/27	232,872	254,200
5.500%, 11/01/27	100,590	109,890
5.500%, 12/01/27	679,798	742,880
5.500%, 01/01/28	256,363	280,391
5.500%, 03/01/28	135,220	147,884
5.500%, 04/01/28	391,535	428,313
5.500%, 05/01/28	157,013	171,583
5.500%, 06/01/28	45,619	49,784
5.500%, 07/01/28	23,209	25,351
5.500%, 09/01/28	340,969	373,062
5.500%, 10/01/28	60,167	65,619
5.500%, 12/01/28	24,561	26,715

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 01/01/29	317,152	345,473
5.500%, 07/01/29	208,820	229,044
5.500%, 10/01/29	666,149	726,216
5.500%, 04/01/30	592,339	652,444
6.000%, 08/01/18	8,172	8,923
6.000%, 12/01/18	236,947	258,777
6.000%, 02/01/19	15,168	16,560
6.000%, 06/01/22	1,270,922	1,389,006
6.000%, 09/01/22	319,435	348,727
6.000%, 10/01/22	202,085	220,781
6.000%, 01/01/23	348,785	380,846
6.000%, 12/01/26	32,970	36,218
6.000%, 07/01/27	118,103	129,335
6.000%, 11/01/27	23,480	25,691
6.000%, 09/01/28	173,250	190,675
6.000%, 10/01/28	109,448	119,807
Fannie Mae 30 Yr. Pool 3.000%, 10/01/42	61,305	59,943
3.000%, 04/01/43	913,739	893,437
3.000%, 08/01/43	1,024,956	1,002,182
3.000%, TBA (a)	3,000,000	2,930,625
4.000%, 05/01/34	333,042	350,946
4.000%, 05/01/35	331,128	348,855
4.000%, 01/01/39	41,849	43,846
4.000%, 02/01/39	186,188	195,216
4.000%, 04/01/39	714,891	749,550
4.000%, 05/01/39	1,829,539	1,922,249
4.000%, 06/01/39	91,924	96,417
4.000%, 09/01/39	48,473	50,858
4.000%, 12/01/39	8,617,276	9,047,767
4.000%, 03/01/40	47,708	50,069
4.000%, 05/01/40	375,581	394,099
4.000%, 06/01/40	20,313	21,320
4.000%, 07/01/40	7,694,478	8,072,478
4.000%, 08/01/40	6,494,947	6,814,383
4.000%, 09/01/40	66,933,004	70,238,544
4.000%, 10/01/40	11,148,342	11,697,007
4.000%, 11/01/40	2,870,693	3,012,331
4.000%, 12/01/40	18,772,709	19,696,206
4.000%, 01/01/41	9,523,228	9,994,325
4.000%, 02/01/41	31,588,130	33,152,779
4.000%, 03/01/41	8,983,193	9,429,026
4.000%, 04/01/41	15,265,080	16,012,095
4.000%, 05/01/41	687,608	721,359
4.000%, 06/01/41	7,641,416	8,018,013
4.000%, 07/01/41	5,008,610	5,253,417
4.000%, 08/01/41	21,231,175	22,276,242
4.000%, 09/01/41	11,163,849	11,713,043
4.000%, 10/01/41	10,966,705	11,509,303
4.000%, 11/01/41	40,535,448	42,530,948
4.000%, 12/01/41	39,689,229	41,652,826
4.000%, 01/01/42	12,479,872	13,106,553
4.000%, 02/01/42	5,397,968	5,665,948
4.000%, 03/01/42	29,049,718	30,486,380
4.000%, 04/01/42	8,739,377	9,173,990

MIST-267

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/42	10,325,675	$10,837,024
4.000%, 06/01/42	1,470,620	1,543,175
4.000%, 07/01/42	2,762,810	2,898,454
4.000%, 08/01/42	573,699	601,850
4.000%, 12/01/42	128,237	134,583
4.000%, TBA (a)	891,000,000	933,898,237
4.500%, 07/01/33	9,561	10,244
4.500%, 09/01/33	992,279	1,063,345
4.500%, 10/01/33	1,211,890	1,297,099
4.500%, 01/01/34	1,485,819	1,591,182
4.500%, 05/01/34	197,416	211,353
4.500%, 07/01/34	397,597	425,533
4.500%, 12/01/34	20,740	22,133
4.500%, 01/01/35	981,617	1,047,651
4.500%, 08/01/35	2,234,375	2,389,218
4.500%, 09/01/35	656,527	702,006
4.500%, 10/01/35	715,144	763,192
4.500%, 11/01/35	102,583	109,712
4.500%, 02/01/36	558,081	596,139
4.500%, 07/01/36	66,385	70,833
4.500%, 12/01/36	1,825,144	1,948,409
4.500%, 01/01/37	6,143,024	6,554,006
4.500%, 02/01/37	262,175	280,425
4.500%, 08/01/37	805,481	860,189
4.500%, 12/01/37	25,971,604	27,779,342
4.500%, 02/01/38	2,084,186	2,222,262
4.500%, 03/01/38	961,450	1,025,379
4.500%, 04/01/38	1,058,950	1,129,362
4.500%, 05/01/38	832,176	887,796
4.500%, 06/01/38	31,682,708	33,887,014
4.500%, 08/01/38	487,897	520,422
4.500%, 11/01/38	128,845	137,455
4.500%, 12/01/38	497,429	530,554
4.500%, 01/01/39	1,814,198	1,934,952
4.500%, 02/01/39	32,888,156	35,086,952
4.500%, 03/01/39	2,754,417	2,938,529
4.500%, 04/01/39	8,588,651	9,167,043
4.500%, 05/01/39	1,331,064	1,421,603
4.500%, 06/01/39	29,182,428	31,138,303
4.500%, 07/01/39	3,262,923	3,482,819
4.500%, 08/01/39	1,979,782	2,113,309
4.500%, 09/01/39	3,255,171	3,477,543
4.500%, 10/01/39	677,118	722,982
4.500%, 11/01/39	543,676	580,376
4.500%, 12/01/39	3,677,334	3,925,488
4.500%, 01/01/40	18,541,097	19,791,871
4.500%, 02/01/40	4,519,283	4,823,770
4.500%, 03/01/40	1,836,360	1,960,042
4.500%, 04/01/40	1,055,826	1,127,059
4.500%, 05/01/40	2,249,438	2,402,571
4.500%, 06/01/40	3,419,950	3,654,337
4.500%, 07/01/40	4,290,632	4,582,927
4.500%, 08/01/40	13,641,155	14,572,335
4.500%, 09/01/40	64,150,335	68,564,662
4.500%, 10/01/40	31,244,565	33,386,399

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 11/01/40	4,014,726	4,291,085
4.500%, 12/01/40	10,729,565	11,470,445
4.500%, 01/01/41	36,690,929	39,169,648
4.500%, 02/01/41	7,682,954	8,211,997
4.500%, 03/01/41	14,719,344	15,735,945
4.500%, 04/01/41	27,890,169	29,822,704
4.500%, 05/01/41	44,796,300	47,933,909
4.500%, 06/01/41	30,673,812	32,794,776
4.500%, 07/01/41	27,726,812	29,651,997
4.500%, 08/01/41	14,788,698	15,822,601
4.500%, 09/01/41	5,834,650	6,239,319
4.500%, 10/01/41	1,600,319	1,711,315
4.500%, 11/01/41	11,485,764	12,288,313
4.500%, 12/01/41	2,775,428	2,963,507
4.500%, 01/01/42	1,994,509	2,139,668
4.500%, 02/01/42	261,985	280,012
4.500%, 03/01/42	853,368	913,112
4.500%, 04/01/42	658,803	706,256
4.500%, 06/01/42	414,459	446,924
4.500%, 07/01/42	1,639,728	1,760,771
4.500%, 09/01/42	1,429,489	1,525,324
4.500%, TBA (a)	321,000,000	342,396,422
5.000%, 11/01/28	126,925	138,677
5.000%, 04/01/29	538,289	587,829
5.000%, 03/01/32	4,229	4,579
5.000%, 09/01/32	4,943	5,359
5.000%, 10/01/32	15,617	16,996
5.000%, 11/01/32	3,681	4,007
5.000%, 03/01/33	6,066	6,602
5.000%, 04/01/33	5,052,575	5,500,924
5.000%, 05/01/33	1,036,522	1,128,239
5.000%, 06/01/33	2,064,519	2,239,535
5.000%, 07/01/33	10,274,736	11,171,942
5.000%, 08/01/33	448,181	487,637
5.000%, 09/01/33	897,213	976,111
5.000%, 10/01/33	680,393	737,484
5.000%, 11/01/33	1,637	1,788
5.000%, 12/01/33	8,083	8,789
5.000%, 01/01/34	238,923	260,903
5.000%, 03/01/34	259,793	282,005
5.000%, 04/01/34	760,511	828,141
5.000%, 05/01/34	960,103	1,046,324
5.000%, 06/01/34	766,630	832,492
5.000%, 10/01/34	4,405	4,772
5.000%, 11/01/34	1,188,250	1,287,106
5.000%, 12/01/34	486,112	527,408
5.000%, 01/01/35	832,446	901,808
5.000%, 02/01/35	18,949,678	20,592,911
5.000%, 03/01/35	17,959,405	19,491,474
5.000%, 04/01/35	159,666	173,326
5.000%, 05/01/35	243,823	264,649
5.000%, 06/01/35	10,543,874	11,443,211
5.000%, 07/01/35	34,629,315	37,601,560
5.000%, 08/01/35	1,691,222	1,834,614
5.000%, 09/01/35	3,231,365	3,504,118

MIST-268

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 10/01/35	6,209,585	$6,734,824
5.000%, 11/01/35	559,854	607,472
5.000%, 02/01/36	1,038,574	1,127,242
5.000%, 03/01/36	553,006	599,640
5.000%, 04/01/36	93,306	101,143
5.000%, 05/01/36	85,458	92,667
5.000%, 07/01/36	68,581	74,363
5.000%, 08/01/36	2,264,837	2,457,334
5.000%, 09/01/36	168,065	182,345
5.000%, 10/01/36	194,267	210,199
5.000%, 12/01/36	717,983	778,810
5.000%, 01/01/37	215,578	233,259
5.000%, 02/01/37	9,741,329	10,560,033
5.000%, 04/01/37	126,207	136,557
5.000%, 06/01/37	323,004	349,494
5.000%, 07/01/37	2,499,806	2,713,773
5.000%, 08/01/37	867,520	941,612
5.000%, 02/01/38	3,065,034	3,325,382
5.000%, 03/01/38	413,994	449,228
5.000%, 05/01/38	6,405,119	6,948,815
5.000%, 06/01/38	169,071	183,018
5.000%, 04/01/39	239,131	259,208
5.000%, 07/01/39	657,586	712,559
5.000%, 10/01/39	20,767	22,636
5.000%, 05/01/40	84,350	91,683
5.000%, 06/01/40	56,919	62,037
5.000%, 07/01/40	1,364,881	1,484,999
5.000%, 08/01/40	100,224	109,305
5.000%, 11/01/40	316,875	344,503
5.000%, 04/01/41	1,064,407	1,160,282
5.000%, 05/01/41	3,424,036	3,732,248
5.000%, 07/01/41	931,840	1,012,803
5.000%, 08/01/41	400,751	436,916
5.000%, 10/01/41	27,969	30,511
5.000%, 01/01/42	844,007	914,891
5.000%, 11/01/42	380,567	416,300
5.000%, TBA (a)	163,100,000	176,833,437
5.500%, 12/01/28	43,643	47,558
5.500%, 06/01/33	150,023	164,108
5.500%, 07/01/33	24,180	26,425
5.500%, 11/01/33	260,109	283,057
5.500%, 04/01/34	6,520	7,126
5.500%, 05/01/34	105,344	114,680
5.500%, 06/01/34	75,418	82,133
5.500%, 07/01/34	67,906	74,225
5.500%, 08/01/34	479,325	521,974
5.500%, 09/01/34	13,570	14,824
5.500%, 11/01/34	970,973	1,060,727
5.500%, 12/01/34	2,582,909	2,818,887
5.500%, 01/01/35	874,249	954,587
5.500%, 02/01/35	1,237,376	1,350,442
5.500%, 03/01/35	1,320,784	1,439,957
5.500%, 05/01/35	459,624	501,018
5.500%, 06/01/35	673,619	733,904
5.500%, 08/01/35	22,909	24,925

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 09/01/35	8,757,189	9,550,132
5.500%, 10/01/35	919,885	1,002,141
5.500%, 12/01/35	3,745,903	4,076,678
5.500%, 01/01/36	862,742	940,374
5.500%, 02/01/36	1,760,696	1,918,921
5.500%, 03/01/36	858,938	936,095
5.500%, 04/01/36	53,318	58,061
5.500%, 05/01/36	4,449,519	4,844,568
5.500%, 06/01/36	3,215,826	3,505,246
5.500%, 07/01/36	3,322,585	3,626,833
5.500%, 08/01/36	2,763,414	3,006,527
5.500%, 09/01/36	533,768	582,847
5.500%, 10/01/36	34,458	37,530
5.500%, 11/01/36	428,376	466,615
5.500%, 12/01/36	1,002,013	1,090,167
5.500%, 01/01/37	167,147	182,009
5.500%, 02/01/37	390,778	425,346
5.500%, 03/01/37	7,813,702	8,501,117
5.500%, 04/01/37	7,834,845	8,524,128
5.500%, 05/01/37	1,660,958	1,807,850
5.500%, 06/01/37	15,364,286	16,715,971
5.500%, 07/01/37	677,805	737,477
5.500%, 08/01/37	2,269,812	2,469,622
5.500%, 01/01/38	15,275,146	16,619,543
5.500%, 02/01/38	5,303,501	5,774,110
5.500%, 03/01/38	4,432,762	4,825,585
5.500%, 04/01/38	1,711,406	1,862,153
5.500%, 05/01/38	16,788,609	18,267,511
5.500%, 06/01/38	18,633,700	20,305,272
5.500%, 07/01/38	3,862,294	4,202,151
5.500%, 09/01/38	1,145,349	1,246,112
5.500%, 10/01/38	208,305	226,631
5.500%, 11/01/38	4,279,244	4,655,714
5.500%, 12/01/38	12,767,508	13,915,632
5.500%, 01/01/39	231,626	252,017
5.500%, 04/01/39	500,973	546,800
5.500%, 05/01/39	11,140,491	12,120,584
5.500%, 06/01/39	2,560,018	2,785,239
5.500%, 08/01/39	451,882	492,796
5.500%, 09/01/39	931,538	1,019,675
5.500%, 11/01/39	648,318	705,443
5.500%, 12/01/39	1,764,122	1,919,338
5.500%, 01/01/40	1,142,264	1,242,755
5.500%, 02/01/40	1,188,639	1,295,350
5.500%, 03/01/40	2,904,698	3,168,487
5.500%, 06/01/40	16,449	17,899
5.500%, 12/01/40	376,043	410,974
5.500%, 07/01/41	15,676,775	17,055,952
5.500%, 09/01/41	15,086,592	16,416,627
5.500%, TBA (a)	85,000,000	92,650,000
6.000%, 12/01/28	95,058	104,905
6.000%, 01/01/29	47,369	52,478
6.000%, 02/01/29	251,993	279,205
6.000%, 04/01/29	7,957	8,817
6.000%, 06/01/29	11,321	12,543

MIST-269

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 07/01/32	110,695	$120,823
6.000%, 11/01/32	130,946	143,199
6.000%, 01/01/33	35,229	39,007
6.000%, 02/01/33	48,446	53,575
6.000%, 03/01/33	45,839	50,750
6.000%, 04/01/33	31,401	34,290
6.000%, 05/01/33	48,524	53,755
6.000%, 07/01/33	48,283	53,467
6.000%, 08/01/33	83,038	90,706
6.000%, 01/01/34	122,514	135,708
6.000%, 09/01/34	88,813	97,398
6.000%, 11/01/34	18,378	20,349
6.000%, 04/01/35	2,117,403	2,343,344
6.000%, 05/01/35	105,507	115,317
6.000%, 06/01/35	13,935	15,220
6.000%, 07/01/35	154,550	169,199
6.000%, 09/01/35	34,602	38,162
6.000%, 11/01/35	723,167	793,451
6.000%, 12/01/35	342,867	375,688
6.000%, 01/01/36	300,313	330,034
6.000%, 02/01/36	932,428	1,021,936
6.000%, 03/01/36	218,716	238,688
6.000%, 04/01/36	87,221	95,186
6.000%, 05/01/36	675,351	740,207
6.000%, 06/01/36	250,616	273,502
6.000%, 07/01/36	399,155	437,147
6.000%, 08/01/36	7,371,034	8,074,209
6.000%, 09/01/36	1,550,127	1,694,663
6.000%, 10/01/36	1,302,113	1,423,940
6.000%, 11/01/36	589,867	644,329
6.000%, 12/01/36	7,012,624	7,654,127
6.000%, 01/01/37	1,901,403	2,083,248
6.000%, 02/01/37	14,209,496	15,570,971
6.000%, 03/01/37	1,230,873	1,345,613
6.000%, 04/01/37	2,861,274	3,125,798
6.000%, 05/01/37	1,953,412	2,134,438
6.000%, 06/01/37	1,342,423	1,467,370
6.000%, 07/01/37	11,824,955	12,910,954
6.000%, 08/01/37	4,824,625	5,266,736
6.000%, 09/01/37	6,999,128	7,640,617
6.000%, 10/01/37	1,778,225	1,940,836
6.000%, 11/01/37	1,582,981	1,728,182
6.000%, 12/01/37	719,101	784,829
6.000%, 01/01/38	725,496	791,744
6.000%, 02/01/38	735,133	804,607
6.000%, 03/01/38	1,206,088	1,316,744
6.000%, 04/01/38	35,790	39,099
6.000%, 05/01/38	4,479,198	4,888,387
6.000%, 06/01/38	2,197,879	2,399,673
6.000%, 07/01/38	3,290,009	3,592,976
6.000%, 08/01/38	1,511,012	1,649,053
6.000%, 09/01/38	1,709,273	1,865,485
6.000%, 10/01/38	3,053,031	3,332,993
6.000%, 11/01/38	1,138,621	1,242,606
6.000%, 12/01/38	1,335,350	1,460,286

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 01/01/39	1,540,278	1,682,948
6.000%, 04/01/39	3,284,167	3,584,491
6.000%, 06/01/39	337,518	369,070
6.000%, 07/01/39	420,179	458,548
6.000%, 09/01/39	2,730,795	2,980,156
6.000%, 02/01/40	6,519	7,114
6.000%, 04/01/40	571,591	624,704
6.000%, 05/01/40	17,660	19,546
6.000%, 06/01/40	10,186,147	11,116,293
6.000%, 07/01/40	91,094	99,474
6.000%, 10/01/40	18,545,056	20,238,540
6.000%, 05/01/41	119,421,187	130,331,737
7.500%, 09/01/30	1,213	1,387
8.000%, 10/01/25	2,298	2,686
Fannie Mae ARM Pool 1.359%, 08/01/41 (b)	492,140	505,168
1.359%, 07/01/42 (b)	505,324	516,446
1.359%, 08/01/42 (b)	460,449	469,243
1.359%, 10/01/44 (b)	743,473	756,685
1.409%, 09/01/41 (b)	1,586,585	1,643,568
1.752%, 09/01/35 (b)	3,531,687	3,705,890
1.860%, 06/01/33 (b)	74,479	78,838
1.983%, 01/01/35 (b)	474,481	503,354
1.992%, 11/01/35 (b)	388,146	407,809
2.002%, 08/01/36 (b)	962,666	1,022,783
2.095%, 02/01/31 (b)	254,147	255,650
2.121%, 10/01/28 (b)	196,482	204,560
2.257%, 12/01/34 (b)	2,717,022	2,890,226
2.261%, 07/01/32 (b)	40,397	40,440
2.267%, 03/01/35 (b)	89,985	94,974
2.291%, 10/01/35 (b)	855,406	910,146
2.347%, 08/01/35 (b)	1,869,860	1,982,427
2.349%, 12/01/34 (b)	1,105,994	1,169,816
2.353%, 11/01/35 (b)	1,151,653	1,220,987
2.357%, 09/01/31 (b)	77,783	82,117
2.360%, 07/01/33 (b)	58,431	61,844
2.387%, 02/01/35 (b)	292,460	307,989
2.403%, 03/01/33 (b)	6,823	7,229
2.410%, 05/01/34 (b)	1,188,017	1,248,752
2.437%, 05/01/35 (b)	805,044	858,677
2.456%, 04/01/34 (b)	17,387	18,520
2.463%, 01/01/35 (b)	148,829	158,307
2.464%, 01/01/35 (b)	114,626	121,357
2.473%, 05/01/35 (b)	123,782	131,805
2.487%, 01/01/35 (b)	115,643	122,560
2.492%, 11/01/34 (b)	4,741,935	5,034,500
2.496%, 11/01/34 (b)	8,586	9,081
2.500%, 08/01/35 (b)	1,128,787	1,195,886
2.507%, 02/01/35 (b)	74,033	78,649
2.517%, 12/01/34 (b)	103,861	110,584
2.528%, 01/01/35 (b)	41,961	44,681
2.601%, 10/01/34 (b)	36,979	39,292
2.628%, 11/01/35 (b)	574,871	615,522
2.685%, 04/01/35 (b)	226,700	238,058
2.707%, 09/01/32 (b)	280,558	297,031

MIST-270

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.765%, 11/01/34 (b)	217,578	$231,993
2.885%, 11/01/32 (b)	104,983	111,123
2.928%, 09/01/34 (b)	1,458,911	1,532,978
4.419%, 12/01/36 (b)	540,985	572,916
4.595%, 09/01/34 (b)	124,287	132,437
5.332%, 01/01/36 (b)	302,350	325,352
Fannie Mae Pool 2.310%, 08/01/22	8,200,000	7,773,902
2.475%, 04/01/19	15,200,000	15,529,566
2.870%, 09/01/27	7,300,000	6,544,882
3.240%, 07/01/22	23,200,297	23,403,594
3.330%, 11/01/21	1,550,855	1,649,002
5.000%, 08/01/35	3,657,867	3,968,051
8.000%, 08/01/14	277	281
Fannie Mae REMICS (CMO) 0.579%, 09/18/31 (b)	555,711	553,584
1.079%, 04/25/32 (b)	198,405	201,233
2.442%, 05/25/35 (b)	2,352,630	2,459,698
Freddie Mac 15 Yr. Gold Pool 5.500%, 05/01/14	1,287	1,354
5.500%, 04/01/16	3,358	3,534
5.500%, 09/01/19	471,306	504,687
6.000%, 06/01/14	1,529	1,545
6.000%, 03/01/15	206	208
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	284,192	299,367
4.000%, 09/01/30	1,132,785	1,194,540
4.000%, 10/01/30	62,089	65,474
5.500%, 04/01/21	32,996	36,188
5.500%, 12/01/22	1,862	2,015
5.500%, 03/01/23	399,978	433,034
5.500%, 06/01/26	7,032	7,667
5.500%, 08/01/26	3,817	4,160
5.500%, 06/01/27	151,848	164,868
5.500%, 12/01/27	175,271	190,325
5.500%, 01/01/28	105,463	115,119
5.500%, 02/01/28	31,330	34,057
5.500%, 05/01/28	289,115	313,709
5.500%, 06/01/28	364,728	393,956
6.000%, 03/01/21	82,343	89,639
6.000%, 01/01/22	360,962	393,360
6.000%, 10/01/22	1,163,942	1,268,567
6.000%, 12/01/22	71,386	77,705
6.000%, 04/01/23	70,488	76,801
Freddie Mac 30 Yr. Gold Pool 4.000%, 09/01/40	110,618	115,663
4.000%, 11/01/40	1,108,869	1,159,025
4.000%, 12/01/40	507,612	530,934
4.000%, 01/01/41	56,417	58,988
4.000%, 10/01/41	4,862,808	5,085,270
4.000%, 11/01/41	2,313,960	2,420,015
4.000%, 06/01/43	2,000,000	2,098,024
4.000%, TBA (a)	29,000,000	30,205,311
4.500%, 06/01/35	222,013	236,657
4.500%, 09/01/38	23,748	25,236
4.500%, 02/01/39	250,405	266,154

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 10/01/39	226,629	241,204
4.500%, 10/01/40	369,944	394,764
4.500%, 12/01/40	45,771	48,853
4.500%, 04/01/41	21,998,801	23,439,988
4.500%, 05/01/41	781,862	833,026
4.500%, 09/01/41	901,688	960,354
4.500%, 10/01/41	293,382	313,256
4.500%, TBA (a)	13,000,000	13,794,219
5.500%, 03/01/32	52,163	56,590
5.500%, 01/01/33	4,513	4,929
5.500%, 05/01/33	8,329	9,088
5.500%, 08/01/33	5,565	6,080
5.500%, 10/01/33	12,799	13,953
5.500%, 12/01/33	3,662	3,982
5.500%, 01/01/34	5,340	5,817
5.500%, 05/01/34	108,083	117,954
5.500%, 09/01/34	53,938	58,448
5.500%, 01/01/35	106,127	115,298
5.500%, 07/01/35	5,158	5,635
5.500%, 10/01/35	123,310	133,524
5.500%, 11/01/35	233,600	252,629
5.500%, 12/01/35	95,791	103,903
5.500%, 01/01/36	203,191	219,729
5.500%, 02/01/36	145,022	156,990
5.500%, 04/01/36	72,423	78,318
5.500%, 06/01/36	5,297,532	5,752,146
5.500%, 07/01/36	146,283	158,190
5.500%, 08/01/36	173,765	187,908
5.500%, 10/01/36	49,984	54,052
5.500%, 12/01/36	1,302,321	1,408,327
5.500%, 02/01/37	118,658	128,384
5.500%, 03/01/37	47,857	51,890
5.500%, 04/01/37	97,581	105,525
5.500%, 06/01/37	196,149	212,296
5.500%, 07/01/37	1,068,577	1,155,993
5.500%, 08/01/37	298,373	323,710
5.500%, 09/01/37	150,680	163,575
5.500%, 10/01/37	40,683	43,995
5.500%, 11/01/37	1,110,131	1,200,491
5.500%, 12/01/37	58,298	63,120
5.500%, 01/01/38	351,986	380,634
5.500%, 02/01/38	908,029	981,938
5.500%, 03/01/38	366,748	396,600
5.500%, 04/01/38	787,809	851,934
5.500%, 05/01/38	1,504,909	1,627,403
5.500%, 06/01/38	1,135,083	1,227,473
5.500%, 07/01/38	1,831,503	1,980,759
5.500%, 08/01/38	4,898,347	5,297,051
5.500%, 09/01/38	1,197,968	1,295,477
5.500%, 10/01/38	35,335,897	38,212,092
5.500%, 11/01/38	15,120,069	16,351,018
5.500%, 12/01/38	20,635	22,315
5.500%, 01/01/39	2,582,882	2,793,138
5.500%, 02/01/39	472,217	510,734
5.500%, 03/01/39	353,102	381,843

MIST-271

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 06/01/39	12,515,528	$13,534,233
5.500%, 09/01/39	203,581	223,898
5.500%, 02/01/40	362,398	391,895
5.500%, 03/01/40	34,550	37,363
5.500%, 05/01/40	10,657	11,525
5.500%, 08/01/40	337,200	364,647
5.500%, 02/01/41	145,433	159,985
Freddie Mac ARM Non-Gold Pool 2.067%, 09/01/35 (b)	479,224	505,128
2.277%, 10/01/34 (b)	103,822	108,134
2.313%, 02/01/35 (b)	90,734	95,407
2.375%, 11/01/31 (b)	41,799	44,039
2.377%, 11/01/34 (b)	181,709	190,802
2.392%, 08/01/35 (b)	1,183,269	1,259,448
2.398%, 02/01/35 (b)	188,722	200,840
2.399%, 06/01/35 (b)	2,340,235	2,466,475
2.413%, 09/01/35 (b)	851,067	895,447
2.459%, 01/01/35 (b)	437,510	463,409
2.497%, 02/01/35 (b)	104,080	110,482
2.503%, 02/01/35 (b)	87,666	93,450
2.543%, 02/01/35 (b)	40,553	43,063
2.553%, 02/01/35 (b)	104,995	111,147
2.561%, 01/01/35 (b)	104,784	111,537
2.598%, 01/01/29 (b)	728,962	779,392
2.615%, 08/01/32 (b)	199,741	210,060
2.780%, 02/01/35 (b)	110,345	117,754
2.883%, 11/01/34 (b)	92,861	98,541
2.891%, 11/01/34 (b)	63,261	67,358
2.979%, 11/01/34 (b)	49,709	52,336
5.336%, 03/01/35 (b)	289,065	307,240
Freddie Mac REMICS (CMO) 0.432%, 07/15/34 (b)	210,425	209,025
1.875%, 11/15/23 (b)	727,022	754,271
3.500%, 07/15/32	69,868	72,635
3.500%, 01/15/42	21,199,566	19,241,150
6.500%, 01/15/24	47,634	53,060
Freddie Mac Structured Pass-Through Securities (CMO) 1.359%, 10/25/44 (b)	1,664,371	1,711,431
1.359%, 02/25/45 (b)	149,557	154,361
1.554%, 07/25/44 (b)	8,572,624	8,727,986
Ginnie Mae I 15 Yr. Pool 6.000%, 04/15/14	3,113	3,125
Ginnie Mae I 30 Yr. Pool 3.000%, 09/15/42	1,000,000	987,557
3.000%, 10/15/42	999,999	987,557
3.000%, 12/15/42	999,999	987,557
3.000%, 03/15/43	2,000,000	1,975,116
3.000%, 04/15/43	4,999,997	4,937,786
3.000%, 05/15/43	2,000,000	1,975,115
3.000%, 06/15/43	11,217,665	11,078,092
3.000%, 07/15/43	3,782,228	3,735,170
3.000%, 08/15/43	2,000,000	1,975,116
5.000%, 03/15/33	6,318	6,872
5.000%, 10/15/33	15,974	17,530

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 12/15/33	77,550	85,183
5.000%, 05/15/34	10,535	11,556
5.000%, 07/15/34	16,264	17,683
5.000%, 11/15/35	8,806	9,668
5.000%, 03/15/36	6,800	7,455
5.000%, 03/15/38	626,587	681,813
5.000%, 06/15/38	1,403,916	1,527,841
5.000%, 08/15/38	32,109	34,905
5.000%, 10/15/38	250,434	272,756
5.000%, 11/15/38	5,426,883	5,905,663
5.000%, 01/15/39	1,409,019	1,531,395
5.000%, 02/15/39	367,413	399,924
5.000%, 03/15/39	1,576,447	1,712,875
5.000%, 04/15/39	9,706,849	10,551,830
5.000%, 05/15/39	8,872,648	9,733,466
5.000%, 06/15/39	1,444,697	1,571,137
5.000%, 07/15/39	6,137,676	6,672,369
5.000%, 09/15/39	721,204	785,231
5.000%, 10/15/39	2,140,124	2,325,846
5.000%, 05/15/40	112,252	122,595
5.000%, 09/15/40	1,218,101	1,327,821
5.000%, 12/15/40	91,301	99,536
5.000%, 07/15/41	69,001	75,655
7.000%, 10/15/23	12,552	13,956
7.500%, 01/15/26	15,376	17,557
Ginnie Mae I Pool 7.500%, 04/15/31	5,435,818	5,673,588
Ginnie Mae II ARM Pool 1.625%, 01/20/23 (b)	29,457	30,650
1.625%, 01/20/26 (b)	15,664	16,146
1.625%, 02/20/26 (b)	15,830	16,473
1.625%, 05/20/26 (b)	25,236	26,292
1.625%, 01/20/27 (b)	8,181	8,514
1.625%, 02/20/27 (b)	11,549	11,939
1.625%, 06/20/27 (b)	8,858	9,229
1.625%, 11/20/27 (b)	25,788	26,800
1.625%, 02/20/28 (b)	18,015	18,747
1.625%, 03/20/28 (b)	20,651	21,490
1.625%, 05/20/28 (b)	8,647	9,009
1.625%, 10/20/28 (b)	20,436	21,238
1.625%, 04/20/29 (b)	7,151	7,451
1.625%, 05/20/29 (b)	12,747	13,281
1.625%, 10/20/29 (b)	11,396	11,843
1.625%, 01/20/30 (b)	53,555	55,731
1.625%, 06/20/30 (b)	16,823	17,528
1.625%, 11/20/30 (b)	72,915	75,779
1.625%, 04/20/31 (b)	19,684	20,509
1.625%, 03/20/32 (b)	950	989
1.625%, 04/20/32 (b)	11,185	11,654
1.625%, 05/20/32 (b)	27,300	28,445
1.625%, 03/20/33 (b)	8,887	9,249
1.750%, 08/20/27 (b)	94,486	98,225
1.750%, 09/20/27 (b)	82,352	85,611
1.750%, 07/20/29 (b)	14,435	15,007
1.750%, 08/20/29 (b)	14,218	14,781

MIST-272

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
1.750%, 09/20/29 (b)	20,151	$20,949
1.750%, 08/20/31 (b)	5,703	5,929
1.750%, 07/20/32 (b)	12,123	12,604
1.750%, 09/20/33 (b)	95,228	99,002
2.000%, 02/20/22 (b)	17,396	18,123
2.000%, 04/20/22 (b)	1,917	1,990
2.000%, 04/20/30 (b)	31,207	32,398
2.000%, 05/20/30 (b)	43,886	45,560
2.125%, 04/20/29 (b)	16,692	17,358
2.125%, 10/20/31 (b)	6,645	6,903
2.500%, 11/20/26 (b)	16,913	17,607
2.500%, 10/20/30 (b)	5,131	5,342
Government National Mortgage Association (CMO) 0.482%, 01/16/31 (b)	46,600	46,925
0.682%, 02/16/30 (b)	18,266	18,426

		3,937,691,985

Federal Agencies—5.7%
Federal Home Loan Mortgage Corp. 0.875%, 03/07/18	3,300,000	3,223,391
1.000%, 03/08/17	68,400,000	68,612,314
1.000%, 06/29/17	49,900,000	49,785,280
1.000%, 07/28/17	66,800,000	66,594,122
1.000%, 09/29/17	42,600,000	42,237,943
1.250%, 05/12/17	21,400,000	21,546,012
1.250%, 08/01/19	29,200,000	28,048,527
1.250%, 10/02/19	58,400,000	55,800,324
1.750%, 05/30/19	5,600,000	5,562,620
2.375%, 01/13/22	11,000,000	10,706,256
3.750%, 03/27/19	10,900,000	11,994,589
5.500%, 08/23/17	1,600,000	1,865,776
Federal National Mortgage Association 0.875%, 08/28/17	20,500,000	20,296,660
0.875%, 12/20/17	300,000	294,729
0.875%, 02/08/18	23,500,000	22,974,563
0.875%, 05/21/18	4,200,000	4,080,489
1.125%, 04/27/17	38,900,000	39,034,049
1.250%, 01/30/17	7,700,000	7,786,340
1.875%, 09/18/18	4,400,000	4,447,564
5.000%, 02/13/17	8,200,000	9,295,815
5.000%, 05/11/17	9,100,000	10,361,442
5.375%, 06/12/17	9,700,000	11,190,774

		495,739,579

U.S. Treasury—22.2%
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43	1,016,010	832,970
0.750%, 02/15/42	15,713,456	13,448,503
1.750%, 01/15/28	137,927,974	154,447,056
2.000%, 01/15/26	53,667,552	61,914,752
2.375%, 01/15/25	40,894,920	48,808,741
2.375%, 01/15/27	90,696,456	109,140,397
2.500%, 01/15/29 (c)	48,524,800	59,643,821

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
3.625%, 04/15/28	5,777,000	7,986,703
3.875%, 04/15/29	2,557,692	3,666,293
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/17	12,238,555	12,620,055
0.125%, 04/15/18	909,468	936,894
0.125%, 01/15/22	42,624,491	42,088,360
0.125%, 07/15/22	29,457,620	29,015,756
0.625%, 07/15/21	12,747,966	13,268,835
1.125%, 01/15/21	20,288,960	21,845,509
1.250%, 07/15/20	32,133,300	35,155,823
1.375%, 01/15/20	5,185,056	5,687,358
U.S. Treasury Notes 0.625%, 04/30/18	14,100,000	13,705,637
0.750%, 12/31/17	11,300,000	11,108,431
0.750%, 02/28/18	34,000,000	33,341,250
0.750%, 03/31/18	73,300,000	71,742,375
0.875%, 01/31/18	71,000,000	70,068,125
0.875%, 07/31/19	118,200,000	112,844,122
1.000%, 05/31/18	44,800,000	44,226,022
1.000%, 06/30/19	70,600,000	68,040,750
1.000%, 08/31/19	1,500,000	1,439,414
1.000%, 09/30/19 (c) (d) (e)	256,400,000	245,603,252
1.000%, 11/30/19	11,000,000	10,492,108
1.125%, 05/31/19	9,100,000	8,850,460
1.125%, 12/31/19	16,500,000	15,819,375
1.125%, 03/31/20	4,400,000	4,192,720
1.125%, 04/30/20 (e)	48,000,000	45,630,000
1.250%, 10/31/19	4,500,000	4,369,923
1.375%, 06/30/18	23,800,000	23,861,356
1.375%, 07/31/18	2,900,000	2,905,211
1.375%, 01/31/20	7,700,000	7,485,239
1.500%, 08/31/18 (c) (e)	445,400,000	448,357,902
2.625%, 04/30/18	27,000,000	28,647,432
2.875%, 03/31/18	33,800,000	36,232,011

		1,929,470,941

Total U.S. Treasury & Government Agencies (Cost $6,376,850,360)		6,362,902,505

Corporate Bonds & Notes—11.5%

Agriculture—0.0%
Reynolds American, Inc. 7.625%, 06/01/16	2,400,000	2,812,032

Banks—5.8%
Ally Financial, Inc. 3.125%, 01/15/16	5,000,000	5,016,080
3.465%, 02/11/14 (b)	8,900,000	8,944,856
3.653%, 06/20/14 (b)	9,000,000	9,090,450
4.500%, 02/11/14	9,000,000	9,081,990
4.625%, 06/26/15	2,600,000	2,684,466
5.500%, 02/15/17	15,000,000	15,741,975
6.750%, 12/01/14	9,458,000	9,919,077

MIST-273

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
.Ally Financial, Inc.
7.500%, 09/15/20	7,100,000	$7,978,625
8.300%, 02/12/15	3,500,000	3,771,250
American Express Bank FSB 6.000%, 09/13/17	31,500,000	36,528,943
American Express Centurion Bank 6.000%, 09/13/17	26,500,000	30,730,698
Australia & New Zealand Banking Group, Ltd. 2.125%, 01/10/14 (144A)	17,100,000	17,173,530
Banco Santander Brazil S.A. 2.352%, 03/18/14 (144A) (b)	20,800,000	20,776,808
4.250%, 01/14/16 (144A)	18,200,000	18,609,500
Banco Santander Chile 1.866%, 01/19/16 (144A) (b)	6,900,000	6,934,500
Bank of China (Hong Kong), Ltd. 5.550%, 02/11/20 (144A)	2,500,000	2,708,548
Bank of India 4.750%, 09/30/15	3,100,000	3,181,456
Bank of Montreal 1.950%, 01/30/18 (144A)	3,600,000	3,692,020
2.850%, 06/09/15 (144A)	800,000	831,520
Bank of Nova Scotia 1.650%, 10/29/15 (144A)	4,700,000	4,798,230
1.950%, 01/30/17 (144A)	800,000	820,720
Barclays Bank plc 5.200%, 07/10/14	900,000	931,504
10.179%, 06/12/21 (144A)	17,900,000	23,184,438
BBVA Bancomer S.A. 4.500%, 03/10/16 (144A)	3,900,000	4,075,500
6.500%, 03/10/21 (144A)	7,800,000	8,112,000
BNP Paribas S.A. 1.169%, 01/10/14 (b)	26,000,000	26,047,840
BPCE S.A. 2.375%, 10/04/13 (144A)	2,400,000	2,400,132
CIT Group, Inc. 4.750%, 02/15/15 (144A)	2,000,000	2,070,000
5.250%, 04/01/14 (144A)	2,600,000	2,642,250
Citigroup, Inc. 5.500%, 10/15/14	15,547,000	16,291,686
Credit Agricole S.A. 8.375%, 10/13/19 (144A) (b)	6,900,000	7,546,875
Credit Suisse of New York 2.200%, 01/14/14	5,700,000	5,729,446
Dexia Credit Local S.A. 0.744%, 04/29/14 (144A) (b)	1,200,000	1,200,980
2.750%, 04/29/14	9,300,000	9,417,738
Export-Import Bank of Korea
4.000%, 01/29/21	2,500,000	2,559,355
5.125%, 06/29/20	4,300,000	4,716,760
GMAC International Finance B.V. 7.500%, 04/21/15 (EUR)	2,800,000	4,059,428
HSBC Bank plc 2.000%, 01/19/14 (144A)	6,000,000	6,031,512
ING Bank NV 2.000%, 10/18/13 (144A) (f)	3,300,000	3,301,947

Banks—(Continued)
Intesa Sanpaolo S.p.A. 2.662%, 02/24/14 (144A) (b)	14,100,000	14,177,719
3.125%, 01/15/16	8,100,000	8,088,255
JPMorgan Chase & Co. 3.150%, 07/05/16	3,800,000	3,987,116
JPMorgan Chase Bank N.A. 0.584%, 06/13/16 (b)	5,300,000	5,239,824
6.000%, 10/01/17	23,600,000	27,002,034
Lloyds TSB Bank plc 12.000%, 12/16/24 (144A) (b)	5,700,000	7,581,000
National Bank of Canada 2.200%, 10/19/16 (144A)	1,400,000	1,450,544
Nordea Bank AB 2.125%, 01/14/14 (144A)	2,700,000	2,713,414
Royal Bank of Scotland Group plc 6.990%, 10/05/17 (144A) (b)	2,000,000	2,060,000
Santander Issuances S.A. Unipersonal 7.300%, 07/27/19 (GBP) (b)	5,000,000	8,296,868
Santander US Debt S.A. Unipersonal 2.991%, 10/07/13 (144A)	24,300,000	24,303,888
State Bank of India 4.500%, 07/27/15 (144A)	12,200,000	12,548,103
Sumitomo Mitsui Banking Corp. 1.950%, 01/14/14 (144A) (f)	7,400,000	7,431,169
Turkiye Garanti Bankasi A/S 2.766%, 04/20/16 (144A) (b)	3,800,000	3,657,500
UBS AG 1.264%, 01/28/14 (b)	1,279,000	1,283,149
United Overseas Bank, Ltd. 5.375%, 09/03/19 (144A) (b)	470,000	484,700
Wells Fargo & Co. 7.980%, 03/15/18 (b)	20,300,000	22,330,000
Woori Bank Co., Ltd. 6.025%, 03/13/14 (144A) (b) (f)	305,000	306,029

		502,275,945

Biotechnology—0.0%
Amgen, Inc. 1.875%, 11/15/14	2,000,000	2,027,780

Chemicals—0.2%
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	3,300,000	3,234,000
ICI Wilmington, Inc. 5.625%, 12/01/13	340,000	342,786
Rohm & Haas Co. 6.000%, 09/15/17	8,500,000	9,753,801

		13,330,587

Diversified Financial Services—1.5%
ANZ Capital Trust II 5.360%, 12/15/13 (144A)	525,000	528,150
Banque PSA Finance S.A. 2.174%, 04/04/14 (144A) (b) (f)	14,900,000	14,842,233

MIST-274

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Bear Stearns Cos. LLC (The) 6.400%, 10/02/17	1,400,000	$1,633,190
7.250%, 02/01/18	4,200,000	5,030,554
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	1,000,000	1,025,000
Ford Motor Credit Co. LLC 2.750%, 05/15/15	5,600,000	5,728,117
7.000%, 04/15/15	900,000	976,562
8.000%, 06/01/14	2,500,000	2,615,137
8.000%, 12/15/16	500,000	591,088
8.700%, 10/01/14	500,000	537,143
12.000%, 05/15/15	4,000,000	4,672,828
General Electric Capital Corp. 6.375%, 11/15/67 (b)	5,100,000	5,444,250
International Lease Finance Corp. 6.750%, 09/01/16 (144A)	5,300,000	5,816,750
Lehman Brothers Holdings, Inc. 6.750%, 12/28/17 (g)	14,800,000	1,480
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	3,100,000	3,564,814
6.875%, 04/25/18	23,000,000	27,105,615
SLM Corp. 0.566%, 01/27/14 (b)	11,600,000	11,542,789
5.000%, 10/01/13	3,839,000	3,839,000
5.375%, 05/15/14	8,235,000	8,409,994
6.250%, 01/25/16	3,200,000	3,408,000
8.450%, 06/15/18	8,300,000	9,358,250
Springleaf Finance Corp. 6.900%, 12/15/17	3,200,000	3,344,000
SteelRiver Transmission Co. LLC 4.710%, 06/30/17 (144A) (f)	7,425,332	7,713,665

		127,728,609

Electric—1.1%
Arizona Public Service Co. 4.650%, 05/15/15	165,000	174,291
Centrais Eletricas Brasileiras S.A. 6.875%, 07/30/19 (144A)	54,400,000	57,664,000
Entergy Corp. 3.625%, 09/15/15	14,300,000	14,818,818
Korea Hydro & Nuclear Power Co., Ltd. 3.125%, 09/16/15 (144A)	11,200,000	11,563,238
Majapahit Holding B.V. 7.250%, 06/28/17	2,040,000	2,238,900
7.750%, 01/20/20	5,000,000	5,487,500
TECO Finance, Inc. 6.750%, 05/01/15	4,400,000	4,699,834

		96,646,581

Forest Products & Paper—0.1%
International Paper Co. 5.250%, 04/01/16	6,500,000	7,072,241

Gas—0.0%
ENN Energy Holdings, Ltd. 6.000%, 05/13/21 (144A)	1,600,000	1,696,939

Holding Companies - Diversified—0.0%
Hutchison Whampoa International , Ltd. 6.250%, 01/24/14 (144A)	245,000	249,034
Noble Group, Ltd. 4.875%, 08/05/15 (144A)	700,000	728,000

		977,034

Insurance—0.5%
AIG Life Holdings, Inc. 8.125%, 03/15/46 (144A) (f)	24,700,000	28,652,000
American International Group, Inc. 5.050%, 10/01/15	6,300,000	6,779,884
5.450%, 05/18/17	700,000	782,471
6.765%, 11/15/17 (GBP)	2,500,000	4,720,310
CNA Financial Corp. 5.850%, 12/15/14	5,000,000	5,286,930

		46,221,595

Investment Company Security—0.0%
Temasek Financial I, Ltd. 4.300%, 10/25/19 (144A)	2,500,000	2,733,993

Iron/Steel—0.0%
Gerdau Trade, Inc. 5.750%, 01/30/21 (144A)	1,800,000	1,764,000

Media—0.3%
Pearson Dollar Finance plc 5.700%, 06/01/14 (144A)	13,500,000	13,899,235
Time Warner, Inc. 5.875%, 11/15/16	6,500,000	7,361,803

		21,261,038

Mining—0.0%
AngloGold Ashanti Holdings plc 5.375%, 04/15/20	2,400,000	2,144,004

Oil & Gas—0.5%
Gazprom OAO Via Gaz Capital S.A. 8.125%, 07/31/14	3,600,000	3,806,280
8.146%, 04/11/18 (144A)	11,000,000	12,746,800
Indian Oil Corp., Ltd. 4.750%, 01/22/15	2,200,000	2,256,012
Novatek Finance, Ltd. 5.326%, 02/03/16 (144A)	3,100,000	3,281,660
Petrobras International Finance Co. 5.375%, 01/27/21	14,300,000	14,365,566
5.750%, 01/20/20	4,800,000	4,987,507
Ras Laffan Liquefied natural Gas Co. Ltd III 5.500%, 09/30/14	1,400,000	1,459,500

		42,903,325

MIST-275

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.1%
Cameron International Corp. 1.191%, 06/02/14 (b)	9,100,000	$9,138,657

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. B.V. 1.166%, 11/08/13 (b)	8,000,000	8,004,624

Pipelines—0.2%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700%, 08/07/18 (144A)	2,500,000	3,018,750
NGPL PipeCo LLC 7.119%, 12/15/17 (144A)	16,400,000	14,473,000

		17,491,750

Real Estate—0.0%
Qatari Diar Finance QSC 3.500%, 07/21/15	1,000,000	1,041,920

Retail—0.0%
CVS Pass-Through Trust 6.943%, 01/10/30	952,894	1,108,403

Savings & Loans—0.2%
Nationwide Building Society 6.250%, 02/25/20 (144A)	10,800,000	12,212,402

Telecommunications—0.7%
Qtel International Finance, Ltd. 3.375%, 10/14/16 (144A)	400,000	416,000
Verizon Communications, Inc. 2.002%, 09/14/18 (b)	3,700,000	3,890,550
2.500%, 09/15/16	4,500,000	4,638,087
3.650%, 09/14/18	22,000,000	23,181,246
4.500%, 09/15/20	3,000,000	3,190,398
5.150%, 09/15/23	12,000,000	12,861,432
6.400%, 09/15/33	11,900,000	13,215,105

		61,392,818

Transportation—0.1%
Con-way, Inc. 7.250%, 01/15/18	7,000,000	7,934,066
Norfolk Southern Corp. 5.590%, 05/17/25	12,000	13,595

		7,947,661

Trucking & Leasing—0.1%
GATX Corp. 6.000%, 02/15/18	5,000,000	5,557,570
GATX Financial Corp. 5.800%, 03/01/16	5,000,000	5,477,975

		11,035,545

Total Corporate Bonds & Notes (Cost $924,823,646)		1,000,969,483

Foreign Government—7.8%
Security Description	Principal Amount*	Value

Municipal—0.1%
Autonomous Community of Valencia Spain 3.250%, 07/06/15 (EUR)	300,000	397,048
4.750%, 03/20/14 (EUR)	500,000	678,522
Junta de Castilla y Leon 6.270%, 02/19/18 (EUR)	4,000,000	5,949,945
6.505%, 03/01/19 (EUR)	4,000,000	6,022,511

		13,048,026

Provincial—1.7%
Province of Ontario 1.600%, 09/21/16	300,000	305,306
1.650%, 09/27/19	7,000,000	6,737,500
2.850%, 06/02/23 (CAD)	2,700,000	2,494,207
3.000%, 07/16/18	4,300,000	4,536,500
3.150%, 06/02/22 (CAD)	20,500,000	19,700,937
4.000%, 06/02/21 (CAD)	38,500,000	39,697,927
4.200%, 03/08/18 (CAD)	1,100,000	1,156,354
4.200%, 06/02/20 (CAD)	10,800,000	11,335,885
4.300%, 03/08/17 (CAD)	1,000,000	1,048,318
4.400%, 06/02/19 (CAD)	9,100,000	9,667,530
5.500%, 06/02/18 (CAD)	2,600,000	2,875,814
Province of Quebec 3.500%, 07/29/20	10,600,000	11,091,840
3.500%, 12/01/22 (CAD)	10,300,000	10,054,212
4.250%, 12/01/21 (CAD)	22,200,000	23,112,096
4.500%, 12/01/17 (CAD)	700,000	742,854
4.500%, 12/01/19 (CAD)	900,000	959,397
4.500%, 12/01/20 (CAD)	3,300,000	3,508,338

		149,025,015

Regional Government—0.1%
Province of Ontario 1.000%, 07/22/16	2,800,000	2,806,683
4.400%, 04/14/20	2,700,000	2,992,818

		5,799,501

Sovereign—5.9%
Banco Nacional de Desenvolvimento Economico e Social 3.375%, 09/26/16 (144A) (f)	2,600,000	2,607,800
4.125%, 09/15/17 (144A) (EUR)	2,700,000	3,766,660
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/17 (BRL)	5,000,000	1,583,581
Brazil Notas do Tesouro Nacional 10.000%, 01/01/17 (BRL)	300,963,000	131,128,658
10.000%, 01/01/21 (BRL)	12,000,000	5,011,337
10.000%, 01/01/23 (BRL)	2,960,000	1,215,036
Italy Buoni Ordinari del Tesoro BOT Zero Coupon, 02/28/14 (EUR)	57,400,000	77,422,208
Zero Coupon, 09/12/14 (EUR)	114,100,000	152,679,254
Italy Buoni Poliennali Del Tesoro 2.500%, 03/01/15 (EUR)	10,300,000	14,123,867
Italy Certificati di Credito del Tesoro Zero Coupon, 06/30/15 (EUR)	9,000,000	11,781,163

MIST-276

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Korea Housing Finance Corp. 4.125%, 12/15/15 (144A)	2,500,000	$2,638,405
Spain Letras del Tesoro Zero Coupon, 04/16/14 (EUR)	78,400,000	105,541,643

		509,499,612

Total Foreign Government (Cost $713,618,551)		677,372,154

Mortgage-Backed Securities—4.1%

Collateralized Mortgage Obligations—2.7%
Adjustable Rate Mortgage Trust 2.723%, 11/25/35 (b)	839,390	668,355
American Home Mortgage Assets 1.079%, 11/25/46 (b)	4,790,847	2,546,695
American Home Mortgage Investment Trust 2.393%, 02/25/45 (b)	2,174,576	2,177,099
Arran Residential Mortgages Funding plc 1.626%, 05/16/47 (144A) (EUR) (b)	10,964,461	15,014,983
Banc of America Funding Corp. 2.666%, 05/25/35 (b)	2,847,310	2,884,294
2.685%, 02/20/36 (b)	7,151,842	7,115,196
5.568%, 01/20/47 (b)	404,724	321,864
BCAP LLC Trust 0.349%, 01/25/37 (b)	2,679,706	1,876,046
5.250%, 02/26/36 (144A)	9,605,344	8,718,320
5.250%, 08/26/37 (144A)	16,912,026	17,129,397
Bear Stearns Adjustable Rate Mortgage Trust 2.210%, 08/25/35 (b)	38,110	38,143
2.320%, 08/25/35 (b)	1,158,404	1,163,230
2.960%, 02/25/33 (b)	26,652	23,783
Bear Stearns ALT-A Trust 1.019%, 11/25/34 (b)	979,630	958,048
2.638%, 11/25/36 (b)	3,428,386	2,271,494
2.667%, 05/25/35 (b)	2,509,051	2,307,680
2.678%, 11/25/36 (b)	5,819,953	4,020,860
2.735%, 09/25/35 (b)	1,925,420	1,582,339
Bear Stearns Structured Products, Inc. 2.564%, 01/26/36 (b)	1,994,817	1,536,408
2.759%, 12/26/46 (b)	1,332,466	791,937
CC Mortgage Funding Corp. 0.429%, 08/25/35 (144A) (b)	82,069	69,801
Chase Mortgage Finance Corp. 5.056%, 12/25/35 (b)	10,501,307	10,088,564
5.714%, 09/25/36 (b)	6,275,042	5,565,065
Citigroup Mortgage Loan Trust, Inc. 2.270%, 09/25/35 (b)	4,182,373	4,127,304
2.290%, 09/25/35 (b)	1,379,517	1,352,173
2.510%, 10/25/35 (b)	7,278,255	7,042,184
Countrywide Alternative Loan Trust 0.390%, 03/20/46 (b)	277,255	188,698
4.821%, 05/25/35 (b)(h)(i)	5,090,591	691,419
Countrywide Home Loan Mortgage Pass-Through Trust 0.469%, 04/25/35 (b)	144,333	119,427

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust
0.499%, 03/25/35 (b)	1,217,856	971,358
0.519%, 06/25/35 (144A) (b)	3,975,771	3,439,455
2.607%, 09/20/36 (b)	5,763,593	3,870,287
Credit Suisse First Boston Mortgage Securities Corp. 0.822%, 03/25/32 (144A) (b)	96,694	87,437
6.000%, 11/25/35	3,213,743	2,614,489
6.500%, 04/25/33	96,252	97,452
Downey Savings & Loan Association Mortgage Loan Trust 2.641%, 07/19/44 (b)	962,990	930,363
First Horizon Alternative Mortgage Securities 4.521%, 01/25/36 (b) (h) (i)	62,076,743	7,665,733
First Horizon Mortgage Pass-Through Trust 2.615%, 08/25/35 (b)	371,627	346,767
Granite Mortgages plc 0.502%, 09/20/44 (EUR) (b)	379,087	506,181
0.600%, 01/20/44 (EUR) (b)	385,758	515,089
0.890%, 01/20/44 (GBP) (b)	620,518	993,508
0.898%, 09/20/44 (GBP) (b)	3,181,019	5,087,958
Greenpoint Mortgage Funding Trust 0.399%, 06/25/45 (b)	96,963	83,890
GSR Mortgage Loan Trust 2.661%, 09/25/35 (b)	110,116	109,459
2.863%, 04/25/36 (b)	4,351,377	4,000,847
6.000%, 03/25/32	278	275
Harborview Mortgage Loan Trust 0.371%, 01/19/38 (b)	223,235	176,317
0.401%, 05/19/35 (b)	1,481,766	1,204,516
Holmes Master Issuer plc 1.568%, 10/15/54 (144A) (EUR) (b)	5,353,806	7,280,757
Indymac ARM Trust 1.755%, 01/25/32 (b)	35,273	33,079
1.784%, 01/25/32 (b)	608	573
Indymac Index Mortgage Loan Trust 2.541%, 12/25/34 (b)	245,591	222,925
JPMorgan Mortgage Trust 2.907%, 07/25/35 (b)	4,821,954	4,884,808
4.058%, 02/25/35 (b)	406,152	409,011
5.254%, 07/25/35 (b)	7,324,163	7,532,690
5.750%, 01/25/36	719,324	655,762
MASTR Alternative Loans Trust 0.579%, 03/25/36 (b)	851,909	176,223
Merrill Lynch Mortgage Investors, Inc. 0.389%, 02/25/36 (b)	1,587,518	1,442,386
0.559%, 08/25/35 (b)	8,700,000	7,368,796
MLCC Mortgage Investors, Inc. 0.429%, 11/25/35 (b)	159,262	144,232
1.179%, 10/25/35 (b)	306,647	296,909
2.222%, 11/25/35 (b)	3,229,966	3,028,484
2.380%, 10/25/35 (b)	880,448	878,225
Morgan Stanley Mortgage Loan Trust 5.500%, 08/25/35	3,902,481	3,948,398

MIST-277

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Nomura Asset Acceptance Corp. 4.976%, 05/25/35	4,002,555	$3,699,398
RBSSP Resecuritization Trust 0.424%, 06/27/36 (144A) (b)	8,300,000	6,659,015
Residential Accredit Loans, Inc. 0.359%, 06/25/46 (b)	2,061,856	877,221
0.579%, 03/25/33 (b)	391,107	383,513
0.619%, 06/25/34 (b)	3,287,878	3,148,633
6.000%, 06/25/36	2,656,497	2,063,482
Residential Asset Securitization Trust 0.579%, 05/25/33 (b)	223,801	217,271
0.579%, 01/25/46 (b)	1,909,213	866,452
Residential Funding Mortgage Securities I 0.529%, 06/25/18 (b)	8,272	8,021
Sequoia Mortgage Trust 0.530%, 07/20/33 (b)	430,374	424,165
Structured Adjustable Rate Mortgage Loan Trust 2.463%, 04/25/35 (b)	12,195,362	11,623,070
2.520%, 08/25/35 (b)	261,791	237,891
2.548%, 01/25/35 (b)	3,593,241	3,261,373
Structured Asset Mortgage Investments, Inc. 0.409%, 05/25/45 (b)	1,484,438	1,189,813
0.431%, 07/19/35 (b)	1,737,560	1,597,876
Structured Asset Securities Corp. 2.653%, 10/28/35 (144A) (b)	54,200	51,247
WaMu Mortgage Pass-Through Certificates
1.553%, 06/25/42 (b)	238,864	216,191
1.553%, 08/25/42 (b)	122,236	110,689
2.204%, 02/27/34 (b)	332,282	328,903
Wells Fargo Mortgage Backed Securities Trust 2.494%, 09/25/33 (b)	1,189,444	1,197,078
2.642%, 03/25/36 (b)	22,412,442	21,707,710
2.680%, 04/25/36 (b)	2,306,580	2,136,834
5.595%, 04/25/36 (b)	1,116,068	378,378

		235,779,669

Commercial Mortgage-Backed Securities—1.4%
Banc of America Large Loan, Inc. 2.482%, 11/15/15 (144A) (b)	6,361,409	6,371,613
Banc of America Merrill Lynch Commercial Mortgage, Inc. 5.451%, 01/15/49	8,400,000	9,232,600
Bear Stearns Commercial Mortgage Securities, Inc. 5.331%, 02/11/44	400,000	438,523
5.700%, 06/11/50	5,300,000	5,979,873
Commercial Mortgage Pass-Through Certificates 5.383%, 02/15/40	876,903	943,565
Credit Suisse Commercial Mortgage Trust 5.297%, 12/15/39	6,844,002	7,282,935
Credit Suisse Mortgage Capital Certificates 5.467%, 09/15/39	21,270,045	23,231,122

Commercial Mortgage-Backed Securities—(Continued)
European Loan Conduit 0.376%, 05/15/19 (EUR) (b)	567,113	728,858
Greenwich Capital Commercial Funding Corp. 4.799%, 08/10/42 (b)	100,000	103,399
5.444%, 03/10/39	7,700,000	8,519,742
JPMorgan Chase Commercial Mortgage Securities Corp. 4.070%, 11/15/43 (144A)	4,800,000	5,038,546
5.420%, 01/15/49	400,000	442,074
LB-UBS Commercial Mortgage Trust 5.866%, 09/15/45 (b)	11,548,583	12,921,133
Merrill Lynch Floating Trust 0.720%, 07/09/21 (144A) (b)	9,121,267	9,103,845
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.485%, 03/12/51 (b)	2,200,000	2,430,479
6.093%, 08/12/49 (b)	7,400,000	8,346,638
Morgan Stanley Re-REMIC Trust 5.993%, 08/12/45 (144A) (b)	900,000	1,000,432
Wachovia Bank Commercial Mortgage Trust 5.936%, 06/15/49 (b)	16,700,000	18,587,033

		120,702,410

Total Mortgage-Backed Securities (Cost $343,731,680)		356,482,079

Municipals—3.9%
American Municipal Power-Ohio, Inc., Combined Hydroelectric Projects Revenue, Build America Bonds, Taxable 8.084%, 02/15/50	6,900,000	8,946,609
Bay Area Toll Bridge Authority, Build America Bonds 7.043%, 04/01/50	10,400,000	12,733,136
Buckeye Tobacco Settlement Financing Authority 5.875%, 06/01/47	3,500,000	2,617,125
California Infrastructure & Economic Development Bank Revenue, Build America Bonds 6.486%, 05/15/49	2,500,000	2,691,125
California State General Obligation Unlimited, Build America Bonds 7.550%, 04/01/39	2,900,000	3,774,350
7.625%, 03/01/40	16,600,000	21,704,002
7.950%, 03/01/36	5,700,000	6,599,802
California State Public Works Board Lease Revenue Build America Bonds, Taxable, University Projects 7.804%, 03/01/35	3,100,000	3,581,554
California State University Revenue, Build America Bonds 6.484%, 11/01/41	4,400,000	4,659,908

MIST-278

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Calleguas-Las Virgenes California Public Financing Water Revenue Authority, Build America Bonds 5.944%, 07/01/40	7,800,000	$8,405,436
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	1,100,000	1,213,685
6.899%, 12/01/40	14,500,000	16,300,320
Clark County NV, Airport Revenue 6.820%, 07/01/45	4,800,000	5,963,424
Clark County NV, Refunding 4.750%, 06/01/30	5,500,000	5,694,260
District of Columbia, Income Tax Revenue 5.000%, 12/01/26	5,000,000	5,671,300
East Baton Rouge Sewer Commission, Build America Bonds 6.087%, 02/01/45	17,000,000	17,667,760
Irvine Ranch CA, Water District, Build America Bonds, Taxable 6.622%, 05/01/40	21,700,000	25,812,367
Kansas Development Finance Authority 5.000%, 11/15/29	6,300,000	6,586,776
Los Angeles CA, Wastewater System Revenue, Build America Bonds 5.713%, 06/01/39	2,300,000	2,497,961
Los Angeles Department of Water & Power Revenue, Build America Bonds 5.000%, 07/01/44	2,900,000	2,959,276
6.166%, 07/01/40	60,200,000	63,162,442
Los Angeles, California Unified School District, Build America Bonds 4.500%, 07/01/25	5,000,000	5,325,650
4.500%, 01/01/28	3,700,000	3,832,571
6.758%, 07/01/34	1,100,000	1,350,239
Massachusetts School Building Authority, Sales Tax Revenue 5.000%, 08/15/26	3,400,000	3,846,658
Metropolitan Transportation Authority Build America Bonds, Metro Transit Authority 6.089%, 11/15/40	200,000	225,572
New York City Transitional Finance Authority, Future Tax Secured Revenue 5.000%, 02/01/31	1,100,000	1,182,852
New York State Dormitory Authority, State Personal Income Tax Revenue 5.000%, 03/15/31	1,500,000	1,614,420
New York State Dormitory Authority, Taxable, General Purpose Bonds 5.000%, 12/15/30	1,700,000	1,850,161
New York State Thruway Authority 5.000%, 03/15/30	400,000	432,660
Newport Beach CA, Certificates of Participation, Build America Bonds 7.168%, 07/01/40	31,650,000	36,117,714
Palomar Community College District 4.750%, 05/01/32	300,000	309,543
Pennsylvania Economic Development Financing Authority, Build America Bonds 6.532%, 06/15/39	1,000,000	1,044,810
Port Authority of New York & New Jersey, One Hundred Sixtieth 5.647%, 11/01/40	3,000,000	3,248,100
Public Power Generation Agency, Build America Bonds, Whelan Energy Centre Unit 7.242%, 01/01/41	1,800,000	1,951,524
State of California General Obligation Unlimited, Build America Bonds 6.548%, 05/15/48	3,400,000	3,988,302
7.500%, 04/01/34	2,900,000	3,680,274
7.600%, 11/01/40	1,900,000	2,502,414
7.700%, 11/01/30	100,000	116,797
State of Georgia 6.655%, 04/01/57	1,300,000	1,322,113
State of Texas Transportation Commission Mobility Funding 4.750%, 04/01/35	3,500,000	3,553,445
State of Texas Transportation Commission Revenue, Build America Bonds 5.178%, 04/01/30	2,300,000	2,526,182
State of Wisconsin, General Fund Annual Appropriation Revenue 5.050%, 05/01/18	2,900,000	3,212,388
Tobacco Settlement Financing Corp. 5.000%, 06/01/41	500,000	356,815
7.467%, 06/01/47	7,470,000	5,885,538
University of California, Limited Project 5.000%, 05/15/28	15,600,000	17,302,584

Total Municipals (Cost $317,426,753)		336,021,944

Asset-Backed Securities—2.1%

Asset-Backed - Home Equity—0.5%
Asset Backed Funding Certificates 0.879%, 06/25/34 (b)	3,156,816	2,955,007
Asset Backed Securities Corp. 0.259%, 05/25/37 (b)	38,622	17,116
Bear Stearns Asset Backed Securities Trust 0.429%, 04/25/37 (b)	15,761,000	8,358,972
0.979%, 10/27/32 (b)	19,042	17,579
1.179%, 10/25/37 (b)	6,003,428	5,160,300
Carrington Mortgage Loan Trust 0.499%, 10/25/35 (b)	308,190	306,189
Citigroup Mortgage Loan Trust, Inc. 0.239%, 07/25/45 (b)	738,597	554,760
Countrywide Asset-Backed Certificates 0.529%, 04/25/36 (b)	14,207,240	13,274,350
First Franklin Mortgage Loan Trust 0.539%, 10/25/35 (b)	13,551,000	11,448,847
Merrill Lynch Mortgage Investors, Inc. 0.679%, 06/25/36 (b)	3,500,000	3,099,103
Morgan Stanley ABS Capital I 0.239%, 05/25/37 (b)	340,872	179,067

MIST-279

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Option One Mortgage Loan Trust 0.819%, 08/25/33 (b)	23,895	$21,788
Renaissance Home Equity Loan Trust 0.619%, 08/25/33 (b)	202,155	185,269
Soundview Home Loan Trust 0.259%, 06/25/37 (b)	30,242	22,000

		45,600,347

Asset-Backed - Other—1.5%
Blackrock Senior Income Series Corp. 0.506%, 04/20/19 (144A) (b)	7,193,816	7,042,242
Conseco Financial Corp. 6.220%, 03/01/30	76,902	82,075
Countrywide Asset-Backed Certificates 0.359%, 06/25/36 (b)	7,820,353	7,401,323
0.849%, 01/25/35 (b)	11,042,491	10,539,980
Galaxy CLO, Ltd. 0.506%, 04/25/19 (144A) (b)	9,159,246	9,057,108
Hillmark Funding 0.513%, 05/21/21 (144A) (b)	29,600,000	28,666,031
Lehman XS Trust 0.579%, 10/25/35 (b)	8,431,682	8,020,384
Mid-State Trust 7.791%, 03/15/38	156,747	163,338
Morgan Stanley ABS Capital I, Inc. Trust 1.139%, 06/25/35 (b)	7,600,000	7,067,939
Mountain View Funding CLO 0.528%, 04/15/19 (144A) (b)	4,876,267	4,816,344
MSIM Peconic Bay, Ltd. 0.546%, 07/20/19 (144A) (b)	3,547,250	3,525,447
Octagon Investment Partners V, Ltd. 0.562%, 11/28/18 (144A) (b)	4,025,465	3,974,970
Pacifica CDO, Ltd. 0.524%, 01/26/20 (144A) (b)	5,080,557	5,047,549
Penta CLO S.A. 0.518%, 06/04/24 (EUR) (b)	2,808,091	3,634,599
Popular ABS Mortgage Pass-Through Trust 0.269%, 06/25/47 (b)	979,359	834,666
Small Business Administration Participation Certificates 5.500%, 10/01/18	21,619	23,060
6.220%, 12/01/28	6,694,156	7,543,991
Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC1 0.339%, 03/25/36 (b)	8,395,959	7,906,895
Tobacco Settlement Financing Corp. 6.250%, 06/01/42	1,300,000	1,298,687
United States Small Business Administration 5.471%, 03/10/18	1,897,351	2,064,592
Wood Street CLO B.V. 0.544%, 11/22/21 (EUR) (b)	8,026,919	10,672,923

		129,384,143

Asset-Backed - Student Loan—0.1%
SLM Student Loan Trust 0.396%, 01/25/19 (b)	3,660,178	3,647,631
0.716%, 01/25/17 (b)	1,194,222	1,195,076
2.832%, 12/16/19 (144A) (b)	2,200,000	2,241,279

		7,083,986

Total Asset-Backed Securities (Cost $172,977,157)		182,068,476

Convertible Preferred Stock—0.5%

Commercial Banks—0.5%
Wells Fargo & Co. Series L 7.500%, 12/31/49 (Cost $25,992,734)	36,950	42,030,995

Preferred Stock—0.4%

Commercial Banks—0.4%
GMAC Capital Trust I, 8.125% (b) (Cost $28,270,000)	1,130,800	30,248,900

Floating Rate Loan—0.0%

Diversified Financial Services—0.0%
Springleaf Finance Corp. Term Loan 5.500%, 05/10/17 (Cost $3,406,983)	3,417,333	3,425,176

Short-Term Investments—15.8%

Discount Notes—2.2%
Federal Home Loan Bank 0.020%, 01/03/14 (j)	58,500,000	58,496,945
0.043%, 12/26/13 (j)	60,900,000	60,893,817
0.045%, 12/27/13 (j)	17,700,000	17,698,075
0.050%, 11/29/13 (j)	54,200,000	54,195,559

		191,284,396

U.S. Treasury—6.1%
U.S. Treasury Bills 0.010%, 10/10/13 (d) (j)	6,425,000	6,424,984
0.010%, 12/19/13 (j)	141,400,000	141,396,897
0.010%, 12/26/13 (j)	13,200,000	13,199,685
0.011%, 12/19/13 (j)	12,300,000	12,299,703
0.013%, 12/19/13 (j)	5,700,000	5,699,843
0.020%, 12/12/13 (d) (j)	298,400,000	298,388,064
0.069%, 02/27/14 (j)	55,900,000	55,884,383

		533,293,559

MIST-280

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.5%
Electricite de France S.A. 0.800%, 01/10/14 (j)	5,100,000	$5,088,553
Hewlett-Packard Co. 0.950%, 10/30/13 (j)	86,700,000	86,633,651
Itau Unibanco S.A. New York 1.521%, 10/31/13 (j)	8,900,000	8,889,039
1.521%, 11/08/13 (j)	30,000,000	29,953,202

		130,564,445

Repurchase Agreements—6.0%
Barclays Capital, Inc.
Repurchase Agreement dated 09/11/13 at 0.030% to be repurchased at $44,400,999 on 10/08/13, collateralized by $44,238,867 U.S. Treasury Inflation Indexed Note at 0.500% due 04/15/15 with a value of $45,203,649.	44,400,000	44,400,000
Repurchase Agreement dated 09/05/13 at 0.040% to be repurchased at $1,200,043 on 10/07/13, collateralized by $1,192,000 U.S. Treasury Note at 2.250% due 11/30/17 with a value of $1,239,680.	1,200,000	1,200,000
Repurchase Agreement dated 09/27/13 at 0.040% to be repurchased at $7,900,061 on 10/04/13, collateralized by $8,152,005 U.S. Treasury Inflation Indexed Note at 0.125% due 01/15/22 with a value of $8,049,781.	7,900,000	7,900,000
Repurchase Agreement dated 09/05/13 at 0.040% to be repurchased at $80,102,848 on 10/07/13, collateralized by $78,655,000 U.S. Treasury Notes at 2.250% due 11/30/17 with a value of $82,262,040.	80,100,000	80,100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/13 at 0.130% to be repurchased at $50,000,181 on 10/01/13, collateralized by $50,000,000 Federal Home Loan Mortgage Corp. at 1.620% due 11/21/19 with a value of $52,535,000.	50,000,000	50,000,000
Credit Suisse Securities (USA) LLC Repurchase Agreements dated 09/03/13 at 0.040% to be repurchased at $256,908,563 on 10/03/13, collateralized by $265,090,000 U.S. Treasury Notes with rates ranging from 0.500% - 0.750%, maturity dates ranging from 11/15/13 - 10/31/17 with a value of $265,090,000.	256,900,000	256,900,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/04/13 at 0.030% to be repurchased at $ 2,100,051 on 10/02/13, collateralized by $2,045,000 U.S. Treasury Inflation Indexed Note at 0.625% due 07/15/21 with a value of $2,206,079.	2,100,000	2,100,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $10,709,000 on 10/01/13, collateralized by $10,940,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $10,926,325.	10,709,000	10,709,000
Morgan Stanley & Co., LLC Repurchase Agreement dated 09/30/13 at 0.050% to be repurchased at $ 11,800,016 on 10/01/13, collateralized by $12,000,000 Government National Mortgage Association at 6.000% due 05/15/40 with a value of $10,700,504.	11,800,000	11,800,000
Repurchase Agreement dated 09/30/13 at 0.090% to be repurchased at $58,400,146 on 10/01/13, collateralized by $60,251,300 U.S. Treasury Note at 1.000% due 05/31/18 with a value of $59,479,360.	58,400,000	58,400,000

		523,509,000

Total Short-Term Investments (Cost $1,378,651,400)		1,378,651,400

Total Investments—119.4% (Cost $10,285,749,264) (k)		10,370,173,112
Other assets and liabilities (net)—(19.4)%		(1,683,231,311)

Net Assets—100.0%		$8,686,941,801

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $9,410,824.
(d)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2013, the market value of securities pledged was $13,165,448.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2013, the market value of securities pledged was $41,678,895.

MIST-281

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(f)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $64,854,843, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(g)	Security is in default and/or issuer is in bankruptcy.
(h)	Interest only security.
(i)	Illiquid security. As of September 30, 2013, these securities represent 0.1% of net assets.
(j)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(k)	As of September 30, 2013, the aggregate cost of investments was $10,285,749,264. The aggregate unrealized appreciation and depreciation of investments were $236,134,074 and $(151,710,226), respectively, resulting in net unrealized appreciation of $84,423,848.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $565,232,608, which is 6.5% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
AIG Life Holdings, Inc.	07/06/10	$24,700,000	$22,479,832	$28,652,000
Banco Nacional de Desenvolvimento Economico e Social	09/19/13	2,600,000	2,594,150	2,607,800
Banque PSA Finance S.A.	03/28/11	14,900,000	14,900,000	14,842,233
ING Bank NV	10/13/10	3,300,000	3,299,903	3,301,947
SteelRiver Transmission Co. LLC	11/17/10	7,425,332	7,425,338	7,713,665
Sumitomo Mitsui Banking Corp.	01/06/11	7,400,000	7,399,141	7,431,169
Woori Bank Co., Ltd.	02/06/04	305,000	304,951	306,029

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
BRL	97,707,753	Morgan Stanley & Co., Inc.	10/02/13	$43,090,520	$995,458
BRL	1,876,612	Morgan Stanley & Co., Inc.	11/04/13	840,174	(38)
BRL	13,077,043	Morgan Stanley & Co., Inc.	11/04/13	5,837,184	17,247
BRL	9,254,540	Morgan Stanley & Co., Inc.	01/03/14	4,013,765	76,418
CAD	4,412,000	Citibank N.A.	12/23/13	4,302,879	(28,369)
CAD	6,562,000	Goldman Sachs Capital Markets	12/23/13	6,365,800	(8,290)
CAD	7,066,000	UBS AG	12/23/13	6,836,797	9,007
DKK	22,081,000	Barclays Bank plc	11/14/13	3,943,669	63,104
EUR	1,328,000	Citibank N.A.	10/02/13	1,762,059	34,526
EUR	1,516,000	Credit Suisse International	10/02/13	2,023,325	27,596
EUR	2,345,000	Goldman Sachs Capital Markets	10/02/13	3,172,602	(168)
EUR	47,318,000	Goldman Sachs Capital Markets	10/02/13	64,030,718	(16,540)
EUR	36,917,000	JPMorgan Chase Bank N.A.	10/02/13	49,132,761	810,419
EUR	1,112,000	Barclays Bank plc	11/04/13	1,498,970	5,522
EUR	2,345,000	UBS AG	11/04/13	3,162,493	10,199
GBP	14,481,000	Deutsche Bank AG London	10/02/13	23,114,572	328,733
GBP	917,000	JPMorgan Chase Bank N.A.	11/04/13	1,467,349	16,798
MXN	28,745,781	JPMorgan Chase Bank N.A.	12/17/13	2,168,170	14,454

Contracts to Deliver
BRL	9,254,540	Banco Morgan Stanley Dean Writer S.A.	10/02/13	4,096,923	(78,748)
BRL	97,707,753	Morgan Stanley & Co., Inc.	10/02/13	40,464,561	(3,621,417)
BRL	242,279,066	Credit Suisse International	11/04/13	104,349,671	(4,115,685)
BRL	97,707,753	Morgan Stanley & Co., Inc.	11/04/13	42,787,657	(954,902)
CAD	166,774,000	Citibank N.A.	12/23/13	162,588,643	1,011,789
EUR	61,856,000	Citibank N.A.	10/02/13	82,487,512	(1,194,406)
EUR	22,082,000	Credit Suisse International	10/02/13	29,080,007	(793,637)
EUR	3,141,000	UBS AG	10/02/13	4,194,001	(55,302)

MIST-282

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	2,345,000	UBS AG	10/02/13	$3,162,232	$(10,202)
EUR	47,318,000	Goldman Sachs Capital Markets	11/04/13	64,036,348	16,965
EUR	19,218,000	JPMorgan Chase Bank N.A.	11/04/13	25,917,645	(83,549)
EUR	15,868,000	JPMorgan Chase Bank N.A.	11/04/13	21,399,791	(68,985)
EUR	47,400,000	Deutsche Bank AG London	02/28/14	62,513,964	(1,638,322)
EUR	107,468,000	Goldman Sachs Capital Markets	02/28/14	143,863,973	(1,585,772)
EUR	78,002,000	Goldman Sachs Capital Markets	03/14/14	104,194,993	(1,379,621)
EUR	200,000	BNP Paribas S.A.	04/01/14	252,678	(18,035)
EUR	1,000,000	Citibank N.A.	04/01/14	1,267,350	(86,216)
EUR	300,000	BNP Paribas S.A.	06/02/14	379,359	(26,813)
EUR	1,600,000	Credit Suisse International	06/02/14	2,028,800	(137,449)
EUR	200,000	BNP Paribas S.A.	07/01/14	253,000	(17,813)
EUR	200,000	BNP Paribas S.A.	08/01/14	253,120	(17,729)
GBP	14,481,000	BNP Paribas S.A.	10/02/13	22,469,574	(973,731)
GBP	14,481,000	Deutsche Bank AG London	11/04/13	23,108,852	(328,371)
JPY	312,300,000	Deutsche Bank AG London	10/17/13	3,142,911	(34,526)
JPY	91,700,000	Deutsche Bank AG London	10/17/13	952,841	19,857
JPY	88,000,000	Goldman Sachs Capital Markets	10/17/13	884,793	(10,546)
JPY	93,700,000	Westpac Banking Corp.	10/17/13	938,025	(15,308)

Net Unrealized Depreciation					$(13,842,398)

Forward Sales Commitments

Security Description	Counterparty	Principal Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Credit Suisse Securities (USA) LLC	(5,000,000)	3.000%	TBA	$(4,813,477)	$(4,884,375)
Ginnie Mae I 30 Yr. Pool	Citigroup Global Markets, Inc.	(20,000,000)	3.000%	TBA	(19,199,375)	(19,715,624)
Ginnie Mae I 30 Yr. Pool	Credit Suisse Securities (USA) LLC	(4,000,000)	3.000%	TBA	(3,903,125)	(3,943,125)
Ginnie Mae I 30 Yr. Pool	JPMorgan Securities, Inc.	(5,000,000)	3.000%	TBA	(4,756,250)	(4,928,906)

					$(32,672,227)	$(33,472,030)

Futures Contracts

Futures Contracts–Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
3-Month Euribor	09/15/14	1,327	EUR	330,371,765	$(20,448)
3-Month Euribor	12/15/14	1,536	EUR	382,231,699	(127,301)
3-Month Euribor	03/16/15	1,838	EUR	457,094,051	(226,265)
3-Month Euribor	06/15/15	1,705	EUR	423,694,205	(319,465)
90 Day EuroDollar Futures	09/15/14	1,213	USD	301,715,375	245,812
90 Day EuroDollar Futures	06/15/15	9,249	USD	2,290,660,182	3,901,105
90 Day EuroDollar Futures	09/14/15	4,178	USD	1,033,882,017	590,783
90 Day EuroDollar Futures	12/14/15	5,177	USD	1,281,646,298	(2,992,010)
90 Day EuroDollar Futures	03/14/16	745	USD	184,368,702	(847,264)
90 Day EuroDollar Futures	06/13/16	6	USD	1,473,841	209
90 Day EuroDollar Futures	09/19/16	11	USD	2,694,884	116
90 Day Sterling Futures	03/18/15	100	GBP	12,397,913	(25,963)
U.S. Treasury Note 10 Year Futures	12/19/13	1,092	USD	135,830,360	2,188,202
U.S. Treasury Note 5 Year Futures	12/31/13	4,605	USD	548,334,639	9,086,220

Net Unrealized Appreciation					$11,453,731

MIST-283

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Options Written

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Depreciation
Put - OTC USD vs JPY	96	BNP Paribas S.A.	10/21/13	(18,300,000)	$(57,095)	$(59,237)	$(2,142)

Inflation Capped Options	Strike Index	Counterparty	Exercise Index	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	Deutsche Bank AG	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/10/2020	$(5,800,000)	$(43,500)	$(6,624)	$36,876
Floor - OTC CPURNSA Index	215.949	Citibank N.A.	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	3/12/2020	(16,200,000)	(137,080)	(20,110)	116,970
Floor - OTC CPURNSA Index	216.687	Citibank N.A.	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	4/7/2020	(38,800,000)	(346,040)	(47,084)	298,956
Floor - OTC CPURNSA Index	217.965	Citibank N.A.	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	9/29/2020	(17,500,000)	(225,750)	(7,783)	217,967
Floor - OTC CPURNSA Index	218.011	Deutsche Bank AG	Maximum of ((Final Reference Index/Initial Ref Index)-1) or 0 - Inflation Adjustment) or 0	10/13/2020	(18,000,000)	(176,400)	(23,663)	152,737

Totals						$(928,770)	$(105,264)	$823,506

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5-Year Interest Rate Swap	0.600%	Barclays Bank plc	Markit CDX North America Investment Grade, Series 20	Receive	12/18/13	USD	(18,800,000)	$(9,400)	$(5,068)	$4,332
Call - OTC - 5-Year Interest Rate Swap	0.600%	BNP Paribas S.A.	Markit CDX North America Investment Grade, Series 20	Receive	12/18/13	USD	(22,500,000)	(11,250)	(6,066)	5,184
Call - OTC - 5-Year Interest Rate Swap	0.650%	Deutsche Bank AG	Markit CDX North America Investment Grade, Series 20	Receive	12/18/13	USD	(8,600,000)	(6,880)	(6,102)	778
Call - OTC - 5-Year Interest Rate Swap	0.650%	Barclays Bank plc	Markit CDX North America Investment Grade, Series 20	Receive	12/18/13	USD	(8,600,000)	(6,450)	$(6,102)	348
Put - OTC - 5-Year Interest Rate Swap	1.100%	Morgan Stanley Capital Services, LLC	Markit CDX North America Investment Grade, Series 20	Pay	12/18/13	USD	(11,100,000)	(21,922)	(6,334)	15,588
Put - OTC - 5-Year Interest Rate Swap	0.900%	Deutsche Bank AG	Markit CDX North America Investment Grade, Series 20	Pay	12/18/13	USD	(8,600,000)	(14,620)	(12,382)	2,238
Put - OTC - 5-Year Interest Rate Swap	1.900%	Deutsche Bank AG	3-Month USD-LIBOR	Pay	10/18/13	USD	(65,000,000)	(282,750)	(32,240)	250,510
Put - OTC - 5-Year Interest Rate Swap	0.900%	BNP Paribas S.A.	Markit CDX North America Investment Grade, Series 20	Pay	12/18/13	USD	(22,500,000)	(25,314)	(32,397)	(7,083)
Put - OTC - 5-Year Interest Rate Swap	0.900%	Barclays Bank plc	Markit CDX North America Investment Grade, Series 20	Pay	12/18/13	USD	(27,400,000)	(36,535)	(39,451)	(2,916)
Put - OTC - 5-Year Interest Rate Swap	1.900%	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	10/18/13	USD	(83,200,000)	(255,840)	(41,267)	214,573
Call - OTC - 1-Year Interest Rate Swap	0.400%	Goldman Sachs Bank USA	3-Month EUR-EURIBOR	Receive	03/12/14	EUR	(36,600,000)	(75,472)	(41,394)	34,078
Call - OTC - 1-Year Interest Rate Swap	0.400%	Barclays Bank plc	3-Month EUR-EURIBOR	Receive	03/12/14	EUR	(36,700,000)	(70,948)	(41,507)	29,441
Put - OTC - 1-Year Interest Rate Swap	0.400%	Goldman Sachs Bank USA	3-Month EUR-EURIBOR	Pay	03/12/14	EUR	(36,600,000)	(75,472)	(43,226)	32,246
Put - OTC - 1-Year Interest Rate Swap	0.400%	Barclays Bank plc	3-Month EUR-EURIBOR	Pay	03/12/14	EUR	(36,700,000)	(80,408)	(43,344)	37,064
Put - OTC - 5-Year Interest Rate Swap	1.750%	Morgan Stanley Capital Services, Inc.	3-Month USD-LIBOR	Pay	11/27/13	USD	(103,800,000)	(918,976)	(511,111)	407,865
Call - OTC - 5-Year Interest Rate Swap	1.400%	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	01/27/14	USD	(325,100,000)	(545,218)	(791,944)	(246,726)
Put - OTC - 5-Year Interest Rate Swap	1.500%	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	10/28/13	USD	(180,700,000)	(497,565)	(1,245,204)	(747,639)

MIST-284

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Interest Rate Swaptions	Exercise Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5-Year Interest Rate Swap	2.000%	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	01/27/14	USD	(325,100,000)	$(2,147,620)	$(1,868,674)	$278,946

Totals								$(5,082,640)	$(4,773,813)	$308,827

Swap Agreements

OTC interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	BRL CDI	10.630%	01/02/17	Deutsche Bank AG	BRL	1,000,000	$(4,811)	$261	$(5,072)
Pay	BRL CDI	9.130%	01/02/17	Deutsche Bank AG	BRL	13,000,000	(244,356)	40,695	(285,051)
Pay	BRL CDI	10.630%	01/02/17	Goldman Sachs Bank USA	BRL	4,800,000	(23,091)	9,369	(32,460)
Pay	BRL CDI	9.095%	01/02/17	Goldman Sachs Bank USA	BRL	5,400,000	(104,969)	—	(104,969)
Pay	BRL CDI	10.630%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	3,800,000	(18,281)	10,627	(28,908)
Pay	BRL CDI	9.140%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	5,000,000	(94,333)	16,379	(110,712)
Pay	BRL CDI	8.640%	01/02/17	Morgan Stanley Capital Services, LLC	BRL	4,900,000	(106,503)	(5,659)	(100,844)
Pay	BRL CDI	8.900%	01/02/17	UBS AG	BRL	12,700,000	(265,839)	(1,109)	(264,730)
Pay	MXN TIIE	5.600%	09/06/16	Barclays Bank plc	MXN	313,000,000	723,682	145,041	578,641
Pay	MXN TIIE	5.600%	09/06/16	Morgan Stanley Capital Services, LLC	MXN	37,200,000	86,009	7,444	78,565
Pay	MXN TIIE	5.500%	09/13/17	Barclays Bank plc	MXN	296,000,000	476,942	(179,911)	656,853
Pay	MXN TIIE	5.000%	09/13/17	Barclays Bank plc	MXN	4,900,000	1,030	(2,831)	3,861
Pay	MXN TIIE	5.500%	09/13/17	Morgan Stanley Capital Services, LLC	MXN	136,000,000	219,136	(63,908)	283,044
Pay	MXN TIIE	5.500%	06/11/18	Barclays Bank plc	MXN	5,700,000	5,167	(1,268)	6,435
Pay	MXN TIIE	5.250%	06/11/18	Barclays Bank plc	MXN	7,400,000	677	(4,794)	5,471
Pay	MXN TIIE	5.500%	06/11/18	Goldman Sachs Bank USA	MXN	25,200,000	22,845	(4,151)	26,996
Pay	MXN TIIE	5.250%	06/11/18	Goldman Sachs Bank USA	MXN	13,500,000	1,235	(8,510)	9,745
Pay	MXN TIIE	5.500%	06/11/18	JPMorgan Chase Bank N.A.	MXN	3,000,000	2,720	(185)	2,905
Pay	MXN TIIE	5.250%	06/11/18	JPMorgan Chase Bank N.A.	MXN	5,900,000	540	(2,042)	2,582
Pay	MXN TIIE	5.000%	06/11/18	JPMorgan Chase Bank N.A.	MXN	140,000,000	(101,298)	(211,683)	110,385
Pay	MXN TIIE	5.500%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	16,600,000	15,048	(3,381)	18,429
Pay	MXN TIIE	5.250%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	9,000,000	823	(4,910)	5,733
Pay	MXN TIIE	5.000%	06/11/18	Morgan Stanley Capital Services, LLC	MXN	264,000,000	(191,019)	(428,178)	237,159
Pay	MXN TIIE	6.350%	06/02/21	Morgan Stanley Capital Services, LLC	MXN	30,900,000	22,752	7,317	15,435
Pay	MXN TIIE	5.500%	09/02/22	Morgan Stanley Capital Services, LLC	MXN	700,000	(3,546)	(1,068)	(2,478)
Pay	MXN TIIE	5.750%	06/05/23	BNP Paribas S.A.	MXN	100,000	(469)	(128)	(341)
Pay	MXN TIIE	5.750%	06/05/23	Barclays Bank plc	MXN	100,000	(469)	(287)	(182)
Pay	MXN TIIE	6.000%	06/05/23	Barclays Bank plc	MXN	200,000	(653)	(348)	(305)
Pay	MXN TIIE	5.750%	06/05/23	Deutsche Bank AG	MXN	200,000	(939)	(337)	(602)
Pay	MXN TIIE	5.750%	06/05/23	Goldman Sachs Bank USA	MXN	200,000	(939)	(486)	(453)
Pay	MXN TIIE	6.000%	06/05/23	JPMorgan Chase Bank N.A.	MXN	300,000	(980)	(1,099)	119

Totals							$416,111	$(689,140)	$1,105,251

Centrally cleared interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/16	USD	1,203,500,000	$(815,040)
Receive	3-Month USD-LIBOR	4.250%	06/15/41	USD	335,900,000	60,998,599
Receive	3-Month USD-LIBOR	2.750%	06/19/43	USD	167,400,000	19,729,750
Receive	3-Month USD-LIBOR	3.500%	12/18/43	USD	165,200,000	(2,283,567)
Receive	6-Month JPY-LIBOR	1.000%	09/18/23	JPY	9,290,000,000	(1,782,327)
Pay	Federal Funds Effective Rate	1.000%	10/15/17	USD	417,900,000	(4,152,474)

Total						$71,694,941

MIST-285

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Centrally cleared credit default swap agreements on credit indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Unrealized Depreciation
Markit CDX North America Investment Grade, Series 21	1.000%	12/20/18	0.814%	USD	95,100,000	$(84,123)

OTC Credit Default Swaps on corporate issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Con-way, Inc. 7.250%, due 1/15/2018	(1.834%)	03/20/18	Bank of America N.A.	1.482%	USD	10,000,000	$(151,082)	$—	$(151,082)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.830%)	06/20/14	JPMorgan Chase Bank N.A.	0.089%	USD	5,000,000	(27,005)	—	(27,005)
Pearson Dollar Finance plc 5.700%, due 6/1/2014	(0.760%)	06/20/14	Morgan Stanley Capital Services, LLC	0.089%	USD	8,500,000	(41,573)	—	(41,573)
Rohm & Haas Co. 6.000%, due 9/15/2017	(0.423%)	09/20/17	Bank of America N.A.	0.333%	USD	8,500,000	(30,203)	—	(30,203)

Totals							$(249,863)	$—	$(249,863)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc 1.551%, due 10/27/2015	1.000%	03/20/14	Deutsche Bank AG	0.217%	EUR	1,000,000	$5,023	$6,894	$(1,871)
Berkshire Hathaway Finance Corp. 4.625%, due 10/15/2013	1.000%	03/20/15	Goldman Sachs International	0.217%	USD	3,100,000	35,899	(54,777)	90,676
Berkshire Hathaway, Inc. 1.900%, due 1/31/2017	1.000%	12/20/13	Barclays Bank plc	0.091%	USD	1,600,000	3,270	9,049	(5,779)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	Citibank N.A.	0.930%	USD	11,700,000	14,043	(327,293)	341,336
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	Deutsche Bank AG	0.930%	USD	6,100,000	7,322	(66,949)	74,271
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/15	JPMorgan Chase Bank N.A.	0.930%	USD	12,700,000	15,243	(139,386)	154,629
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	Citibank N.A.	0.985%	USD	1,200,000	357	(18,832)	19,189
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	JPMorgan Chase Bank N.A.	0.985%	USD	4,100,000	1,218	(41,229)	42,447
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	09/20/15	UBS AG	0.985%	USD	1,600,000	476	(15,139)	15,615

MIST-286

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	1.027%	USD	37,100,000	$(22,033)	$(214,047)	$192,014
Brazilian Government International Bond 12.250%, due 3/6/2030	1.000%	06/20/16	Deutsche Bank AG	1.197%	USD	3,500,000	(18,575)	(11,731)	(6,844)
China Government International Bond 4.750%, due 10/29/2013	1.000%	03/20/15	Deutsche Bank AG	0.226%	USD	15,000,000	171,691	85,575	86,116
General Electric Capital Corp. 5.625%, due 9/15/2017	4.200%	12/20/13	Citibank N.A.	0.193%	USD	21,900,000	197,281	—	197,281
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/13	Citibank N.A.	0.193%	USD	20,800,000	178,021	—	178,021
General Electric Capital Corp. 5.625%, due 9/15/2017	4.850%	12/20/13	Citibank N.A.	0.193%	USD	9,100,000	95,271	—	95,271
General Electric Capital Corp. 5.625%, due 9/15/2017	4.325%	12/20/13	Citibank N.A.	0.193%	USD	10,200,000	94,750	—	94,750
General Electric Capital Corp. 5.625%, due 9/15/2017	4.875%	12/20/13	Citibank N.A.	0.193%	USD	3,100,000	32,629	—	32,629
General Electric Capital Corp. 5.625%, due 9/15/2017	4.000%	12/20/13	Citibank N.A.	0.193%	USD	3,600,000	30,811	—	30,811
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	09/20/15	Deutsche Bank AG	0.398%	USD	3,500,000	41,672	43,236	(1,564)
General Electric Capital Corp. 5.625%, due 9/15/2017	1.000%	12/20/15	Morgan Stanley Capital Services, LLC	0.417%	USD	6,500,000	84,368	(127,347)	211,715
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/15	Citibank N.A.	0.549%	USD	4,300,000	28,634	(98,727)	127,361
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/15	Deutsche Bank AG	0.549%	USD	6,400,000	42,617	(146,943)	189,560
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/15	Citibank N.A.	0.620%	USD	1,900,000	14,250	(28,651)	42,901
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/15	UBS AG	0.620%	USD	600,000	4,500	(8,488)	12,988
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/16	Barclays Bank plc	0.699%	USD	10,800,000	80,166	(82,990)	163,156
Mexico Government International Bond 5.950%, due 3/19/2019	1.000%	03/20/16	Citibank N.A.	0.699%	USD	6,900,000	51,217	(125,166)	176,383
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	03/20/16	Deutsche Bank AG	0.699%	USD	19,600,000	145,486	(143,793)	289,279
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	06/20/16	Citibank N.A.	0.744%	USD	10,000,000	69,343	(21,564)	90,907
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	Goldman Sachs International	0.782%	USD	4,600,000	29,667	(21,933)	51,600
Mexico Government International Bond	1.000%	09/20/16	JPMorgan Chase Bank N.A.	0.782%	USD	2,000,000	12,898	11,531	1,367
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	0.782%	USD	9,400,000	60,623	(40,540)	101,163

MIST-287

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

OTC Credit Default Swaps on corporate and sovereign issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 7.500%, due 4/8/2033	1.000%	09/20/16	UBS AG	0.782%	USD	4,100,000	$26,442	$(17,990)	$44,432
Mexico Government International Bond 5.950% due 3/19/2019	1.000%	06/20/17	Goldman Sachs International	0.926%	USD	2,900,000	7,876	(12,796)	20,672
Republic of Indonesia 6.750%, due 3/10/2014	1.000%	09/20/15	Citibank N.A.	1.268%	USD	1,400,000	(7,346)	(31,728)	24,382
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/16	Barclays Bank plc	1.554%	USD	5,000,000	(73,767)	(78,629)	4,862
Republic of Indonesia 7.250% due 4/20/2015	1.000%	06/20/16	Barclays Bank plc	1.554%	USD	5,600,000	(82,619)	(89,360)	6,741
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/16	Citibank N.A.	1.554%	USD	1,700,000	(25,081)	(32,306)	7,225
Republic of Indonesia 6.750% due 3/10/2014	1.000%	06/20/16	Citibank N.A.	1.554%	USD	4,200,000	(61,965)	(77,852)	15,887
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/16	Morgan Stanley Capital Services, LLC	1.634%	USD	5,900,000	(108,360)	(87,543)	(20,817)
Republic of Indonesia 7.250%, due 4/20/2015	1.000%	09/20/16	UBS AG	1.634%	USD	2,600,000	(47,752)	(41,034)	(6,718)
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	09/20/15	UBS AG	0.328%	EUR	31,800,000	(66,038)	(477,132)	411,094
U.S. Treasury Note 4.875%, due 8/15/2016	0.250%	03/20/16	BNP Paribas S.A.	0.326%	EUR	21,500,000	(54,797)	(303,267)	248,470

Totals							$1,014,731	$(2,828,877)	$3,843,608

OTC Credit Default Swaps on credit indices—Sell Protection (d)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2013(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade, Series 9	0.553%	12/20/17	JPMorgan Chase Bank N.A.	0.139%	USD	1,928,998	$33,177	$—	$33,177
Markit CMBX North America AAA, Series 4	0.350%	02/17/51	Deutsche Bank AG	0.000%	USD	1,478,913	(45,793)	(39,760)	(6,033)
Markit CMBX North America AAA, Series 4	0.350%	02/17/51	Goldman Sachs International	0.000%	USD	2,070,478	(64,111)	(54,370)	(9,741)

Totals							$(76,727)	$(94,130)	$17,403

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

MIST-288

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Securities in the amount of $469,000 have been received at the custodian bank as collateral for swap contracts and forward foreign currency exchange contracts

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CDI)—	Brazil Interbank Deposit Rate
(CMBX)—	Commercial Mortgage-Backed Index
(CPURNSA)—	U.S. Consumer Price All Urban Non-Seasonally Adjusted
(DKK)—	Danish Krone
(EUR)—	Euro
(EURIBOR)—	Euro InterBank Offered Rate
(GBP)—	British Pound
(JPY)—	Japanese Yen
(LIBOR)—	London InterBank Offered Rate
(MXN)—	Mexican Peso
(TIIE)—	Interbank Equilibrium Interest Rate
(USD)—	United States Dollar

MIST-289

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$6,362,902,505	$—	$6,362,902,505
Total Corporate Bonds & Notes*	—	1,000,969,483	—	1,000,969,483
Total Foreign Government*	—	677,372,154	—	677,372,154
Total Mortgage-Backed Securities*	—	356,482,079	—	356,482,079
Total Municipals	—	336,021,944	—	336,021,944
Total Asset-Backed Securities*	—	182,068,476	—	182,068,476
Total Convertible Preferred Stock*	42,030,995	—	—	42,030,995
Total Preferred Stock*	30,248,900	—	—	30,248,900
Total Floating Rate Loan*	—	3,425,176	—	3,425,176
Short-Term Investments
Discount Notes	—	191,284,396	—	191,284,396
U.S. Treasury	—	533,293,559	—	533,293,559
Commercial Paper	—	130,564,445	—	130,564,445
Repurchase Agreements	—	523,509,000	—	523,509,000
Total Short-Term Investments	—	1,378,651,400	—	1,378,651,400
Total Investments	$72,279,895	$10,297,893,217	$—	$10,370,173,112

Forward Sales Commitments	$—	$(33,472,030)	$—	$(33,472,030)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,458,092	$—	$3,458,092
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(17,300,490)	—	(17,300,490)
Total Forward Contracts	$—	$(13,842,398)	$—	$(13,842,398)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$16,012,447	$—	$—	$16,012,447
Futures Contracts (Unrealized Depreciation)	(4,558,716)	—	—	(4,558,716)
Total Futures Contracts	$11,453,731	$—	$—	$11,453,731
Written Options
Foreign Currency Written Options at Value	$—	$(59,237)	$—	$(59,237)
Inflation Capped Options at Value	—	(105,264)	—	(105,264)
Interest Rate Swaptions at Value	—	(4,773,813)	—	(4,773,813)
Total Written Options	$—	$(4,938,314)	$—	$(4,938,314)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$80,728,349	$—	$80,728,349
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,117,531)	—	(9,117,531)
Total Centrally Cleared Swap Contracts	$—	$71,610,818	$—	$71,610,818

MIST-290

Met Investors Series Trust

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,194,847	$—	$3,194,847
OTC Swap Contracts at Value (Liabilities)	—	(2,090,595)	—	(2,090,595)
Total OTC Swap Contracts	$—	$1,104,252	$—	$1,104,252

*	See Schedule of Investments for additional detailed categorizations.

MIST-291

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Raytheon Co.	18,874	$1,454,619
United Technologies Corp.	72,013	7,764,442

		9,219,061

Air Freight & Logistics—0.5%
United Parcel Service, Inc. - Class B	24,203	2,211,428

Auto Components—1.2%
BorgWarner, Inc.	22,907	2,322,541
Johnson Controls, Inc.	80,228	3,329,462

		5,652,003

Automobiles—1.3%
Ford Motor Co.	348,165	5,873,543

Beverages—0.9%
Coca-Cola Enterprises, Inc.	30,928	1,243,615
Dr. Pepper Snapple Group, Inc.	31,604	1,416,491
PepsiCo, Inc.	20,145	1,601,528

		4,261,634

Biotechnology—2.3%
Amgen, Inc.	43,771	4,899,725
Celgene Corp. (a)	18,971	2,920,206
Gilead Sciences, Inc. (a)	39,670	2,492,863

		10,312,794

Capital Markets—2.5%
Franklin Resources, Inc.	69,681	3,522,375
Goldman Sachs Group, Inc. (The)	10,652	1,685,253
Invesco, Ltd.	64,418	2,054,934
T. Rowe Price Group, Inc.	59,727	4,296,163

		11,558,725

Chemicals—2.6%
Airgas, Inc.	37,152	3,939,970
Ecolab, Inc.	47,299	4,671,249
Monsanto Co.	17,104	1,785,145
Mosaic Co. (The)	30,968	1,332,243

		11,728,607

Commercial Banks—7.0%
BB&T Corp.	92,600	3,125,250
Canadian Imperial Bank of Commerce	20,107	1,603,332
KeyCorp	406,500	4,634,100
PNC Financial Services Group, Inc. (The)	103,370	7,489,157
U.S. Bancorp	147,469	5,394,416
Wells Fargo & Co.	229,779	9,494,468

		31,740,723

Communications Equipment—1.3%
Cisco Systems, Inc.	142,126	3,328,591
F5 Networks, Inc. (a)	11,364	974,576
Motorola Solutions, Inc.	26,057	1,547,265

		5,850,432

Computers & Peripherals—2.3%
Apple, Inc.	18,758	8,942,877
EMC Corp.	66,095	1,689,388

		10,632,265

Consumer Finance—1.4%
American Express Co.	35,964	2,716,001
Discover Financial Services	68,870	3,480,690

		6,196,691

Diversified Financial Services—2.7%
Bank of America Corp.	190,594	2,630,197
Citigroup, Inc.	121,476	5,892,801
JPMorgan Chase & Co.	74,670	3,859,692

		12,382,690

Diversified Telecommunication Services—0.7%
Verizon Communications, Inc.	69,665	3,250,569

Electric Utilities—0.4%
American Electric Power Co., Inc.	37,873	1,641,794

Electrical Equipment—0.4%
Rockwell Automation, Inc.	14,944	1,598,111

Energy Equipment & Services—2.9%
Cameron International Corp. (a)	17,175	1,002,505
Ensco plc - Class A	53,408	2,870,680
FMC Technologies, Inc. (a)	15,329	849,533
Halliburton Co.	30,131	1,450,808
Helmerich & Payne, Inc. (b)	14,414	993,845
National Oilwell Varco, Inc.	28,969	2,262,769
Schlumberger, Ltd.	41,107	3,632,214

		13,062,354

Food & Staples Retailing—2.7%
CVS Caremark Corp.	64,549	3,663,156
Wal-Mart Stores, Inc.	19,975	1,477,351
Walgreen Co.	133,799	7,198,386

		12,338,893

Food Products—4.7%
Campbell Soup Co. (b)	45,234	1,841,476
General Mills, Inc.	69,479	3,329,434
Hershey Co. (The)	122,159	11,299,707
Kraft Foods Group, Inc.	34,839	1,826,957
Mondelez International, Inc. - Class A	104,516	3,283,893

		21,581,467

Health Care Equipment & Supplies—5.0%
Abbott Laboratories	98,381	3,265,265
Baxter International, Inc.	34,580	2,271,560
Becton Dickinson & Co.	46,532	4,654,131
C.R. Bard, Inc.	58,475	6,736,320
Covidien plc	55,595	3,387,959

MIST-292

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Smith & Nephew plc	8,733	$109,025
Smith & Nephew plc (ADR) (b)	38,402	2,397,053

		22,821,313

Health Care Providers & Services—1.2%
Aetna, Inc.	40,202	2,573,732
DaVita HealthCare Partners, Inc. (a)	28,738	1,635,192
Express Scripts Holding Co. (a)	16,810	1,038,522

		5,247,446

Hotels, Restaurants & Leisure—1.5%
McDonald’s Corp.	38,293	3,684,169
Starbucks Corp.	42,338	3,258,756

		6,942,925

Household Products—3.2%
Clorox Co. (The) (b)	18,310	1,496,293
Colgate-Palmolive Co.	153,264	9,088,555
Procter & Gamble Co. (The)	54,416	4,113,306

		14,698,154

Industrial Conglomerates—2.7%
3M Co.	58,768	7,017,487
General Electric Co.	221,466	5,290,823

		12,308,310

Insurance—3.2%
Aflac, Inc.	57,098	3,539,505
Chubb Corp. (The)	88,132	7,866,663
Travelers Cos., Inc. (The)	38,290	3,245,843

		14,652,011

Internet Software & Services—2.5%
eBay, Inc. (a)	53,470	2,983,091
Facebook, Inc. - Class A (a)	58,154	2,921,657
Google, Inc. - Class A (a)	4,496	3,938,092
Yahoo!, Inc. (a)	43,700	1,449,092

		11,291,932

IT Services—4.2%
Automatic Data Processing, Inc.	72,705	5,262,388
DST Systems, Inc.	30,659	2,311,995
Fiserv, Inc. (a)	30,031	3,034,633
International Business Machines Corp.	24,222	4,485,430
Mastercard, Inc. - Class A	3,208	2,158,278
Visa, Inc. - Class A	10,809	2,065,600

		19,318,324

Life Sciences Tools & Services—0.5%
Thermo Fisher Scientific, Inc.	24,741	2,279,883

Machinery—3.5%
Cummins, Inc.	30,448	4,045,626
Ingersoll-Rand plc	74,659	4,848,356
PACCAR, Inc.	71,397	3,973,957
SPX Corp.	33,396	2,826,637

		15,694,576

Media—4.6%
Comcast Corp. - Class A	29,445	1,329,442
John Wiley & Sons, Inc. - Class A (b)	96,119	4,583,915
Pearson plc	150,962	3,072,665
Scripps Networks Interactive, Inc. - Class A (b)	48,817	3,813,096
Time Warner, Inc.	25,387	1,670,718
Walt Disney Co. (The)	97,894	6,313,184

		20,783,020

Multiline Retail—2.0%
Macy’s, Inc.	69,766	3,018,775
Nordstrom, Inc. (b)	39,395	2,213,999
Target Corp.	62,479	3,997,406

		9,230,180

Oil, Gas & Consumable Fuels—6.6%
Apache Corp.	42,063	3,581,244
Cabot Oil & Gas Corp.	113,432	4,233,282
Chevron Corp.	47,514	5,772,951
ConocoPhillips	63,315	4,401,026
Marathon Oil Corp.	90,208	3,146,455
Marathon Petroleum Corp.	39,376	2,532,664
Occidental Petroleum Corp.	12,411	1,160,925
Phillips 66	37,611	2,174,668
Southwestern Energy Co. (a)	76,905	2,797,804

		29,801,019

Paper & Forest Products—0.2%
International Paper Co.	17,614	789,107

Pharmaceuticals—6.2%
AbbVie, Inc.	98,380	4,400,537
Actavis, Inc. (a)	21,557	3,104,208
Eli Lilly & Co.	40,012	2,013,804
Johnson & Johnson	88,923	7,708,735
Mallinckrodt plc (a)	6,949	306,382
Merck & Co., Inc.	48,392	2,303,943
Pfizer, Inc.	177,228	5,088,216
Zoetis, Inc.	103,467	3,219,893

		28,145,718

Road & Rail—1.8%
Norfolk Southern Corp.	55,127	4,264,074
Union Pacific Corp.	25,221	3,917,830

		8,181,904

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Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Semiconductors & Semiconductor Equipment—3.2%
Analog Devices, Inc.	116,140	$5,464,387
ASML Holding NV	28,188	2,783,847
Intel Corp.	71,162	1,631,033
Maxim Integrated Products, Inc.	41,998	1,251,541
Xilinx, Inc.	77,098	3,612,812

		14,743,620

Software—4.3%
Adobe Systems, Inc. (a)	68,986	3,583,133
Microsoft Corp.	265,885	8,856,629
Nuance Communications, Inc. (a)	37,495	700,969
Oracle Corp.	115,849	3,842,711
Symantec Corp.	109,849	2,718,763

		19,702,205

Specialty Retail—2.5%
Home Depot, Inc. (The)	23,533	1,784,978
Lowe’s Cos., Inc.	30,284	1,441,821
Ross Stores, Inc.	49,308	3,589,622
TJX Cos., Inc.	79,360	4,475,111

		11,291,532

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	45,870	2,501,291

Total Common Stocks (Cost $349,130,759)		451,518,254

Short-Term Investments—4.2%

Mutual Fund—3.5%
State Street Navigator Securities Lending MET Portfolio (c)	16,013,155	16,013,155

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $3,099,000 on 10/01/13, collateralized by $3,195,000 U.S. Treasury Note at 0.625% due 05/31/17 with a value of $3,165,462.	3,099,000	3,099,000

Total Short-Term Investments (Cost $19,112,155)		19,112,155

Total Investments—103.5% (Cost $368,242,914) (d)		470,630,409
Other assets and liabilities (net)—(3.5)%		(15,778,969)

Net Assets—100.0%		$454,851,440

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $15,707,063 and the collateral received consisted of cash in the amount of $16,013,155. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	As of September 30, 2013, the aggregate cost of investments was $368,242,914. The aggregate unrealized appreciation and depreciation of investments were $105,687,474 and $(3,299,979), respectively, resulting in net unrealized appreciation of $102,387,495.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-294

Met Investors Series Trust

Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$9,219,061	$—	$—	$9,219,061
Air Freight & Logistics	2,211,428	—	—	2,211,428
Auto Components	5,652,003	—	—	5,652,003
Automobiles	5,873,543	—	—	5,873,543
Beverages	4,261,634	—	—	4,261,634
Biotechnology	10,312,794	—	—	10,312,794
Capital Markets	11,558,725	—	—	11,558,725
Chemicals	11,728,607	—	—	11,728,607
Commercial Banks	31,740,723	—	—	31,740,723
Communications Equipment	5,850,432	—	—	5,850,432
Computers & Peripherals	10,632,265	—	—	10,632,265
Consumer Finance	6,196,691	—	—	6,196,691
Diversified Financial Services	12,382,690	—	—	12,382,690
Diversified Telecommunication Services	3,250,569	—	—	3,250,569
Electric Utilities	1,641,794	—	—	1,641,794
Electrical Equipment	1,598,111	—	—	1,598,111
Energy Equipment & Services	13,062,354	—	—	13,062,354
Food & Staples Retailing	12,338,893	—	—	12,338,893
Food Products	21,581,467	—	—	21,581,467
Health Care Equipment & Supplies	22,712,288	109,025	—	22,821,313
Health Care Providers & Services	5,247,446	—	—	5,247,446
Hotels, Restaurants & Leisure	6,942,925	—	—	6,942,925
Household Products	14,698,154	—	—	14,698,154
Industrial Conglomerates	12,308,310	—	—	12,308,310
Insurance	14,652,011	—	—	14,652,011
Internet Software & Services	11,291,932	—	—	11,291,932
IT Services	19,318,324	—	—	19,318,324
Life Sciences Tools & Services	2,279,883	—	—	2,279,883
Machinery	15,694,576	—	—	15,694,576
Media	17,710,355	3,072,665	—	20,783,020
Multiline Retail	9,230,180	—	—	9,230,180
Oil, Gas & Consumable Fuels	29,801,019	—	—	29,801,019
Paper & Forest Products	789,107	—	—	789,107
Pharmaceuticals	28,145,718	—	—	28,145,718
Road & Rail	8,181,904	—	—	8,181,904
Semiconductors & Semiconductor Equipment	14,743,620	—	—	14,743,620
Software	19,702,205	—	—	19,702,205
Specialty Retail	11,291,532	—	—	11,291,532
Textiles, Apparel & Luxury Goods	2,501,291	—	—	2,501,291
Total Common Stocks	448,336,564	3,181,690	—	451,518,254

MIST-295

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Pioneer Fund Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Mutual Fund	$16,013,155	$—	$—	$16,013,155
Repurchase Agreement	—	3,099,000	—	3,099,000
Total Short-Term Investments	16,013,155	3,099,000	—	19,112,155
Total Investments	$464,349,719	$6,280,690	$—	$470,630,409

Collateral for securities loaned (Liability)	$—	$(16,013,155)	$—	$(16,013,155)

MIST-296

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—44.8% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.3%
Alliance One International, Inc. 9.875%, 07/15/21 (144A) (a)	1,875,000	$1,762,500
Lorillard Tobacco Co. 3.750%, 05/20/23	800,000	734,792
MHP S.A. 8.250%, 04/02/20 (144A) (a)	1,800,000	1,431,360

		3,928,652

Airlines—0.2%
Air Canada 4.125%, 11/15/26 (144A)	825,000	776,531
Delta Air Lines Pass-Through Trust 4.950%, 11/23/20	533,855	569,891
6.375%, 07/02/17	725,000	752,187
Hawaiian Airlines Pass-Through Certificates 3.900%, 01/15/26	475,000	434,625
TAM Capital 3, Inc. 8.375%, 06/03/21 (144A) (a)	660,000	651,750

		3,184,984

Auto Manufacturers—0.2%
Navistar International Corp. 8.250%, 11/01/21 (a)	2,030,000	2,055,375

Auto Parts & Equipment—0.1%
Commercial Vehicle Group, Inc. 7.875%, 04/15/19	250,000	250,000
Titan International, Inc. 7.875%, 10/01/17	750,000	798,375

		1,048,375

Banks—6.7%
Akbank TAS 7.500%, 02/05/18 (144A) (TRY)	300,000	135,026
Alfa Bank OJSC Via Alfa Bond Issuance plc 7.500%, 09/26/19 (144A) (a)	2,150,000	2,219,875
8.625%, 04/26/16 (144A) (RUB)	41,800,000	1,279,586
Banco de Credito del Peru 6.875%, 09/16/26 (144A) (a) (b)	1,915,000	1,953,300
9.750%, 11/06/69 (144A) (b)	455,000	515,288
Banco do Brasil S.A. 6.250%, 04/15/24 (144A) (a) (b)	1,500,000	1,237,500
Banco do Estado do Rio Grande do Sul 7.375%, 02/02/22 (144A)	700,000	692,125
Banco GNB Sudameris S.A. 7.500%, 07/30/22 (144A) (a)	1,400,000	1,421,000
Bank of New York Mellon Corp. (The) 4.500%, 06/20/23 (b)	925,000	800,125
BBVA Bancomer S.A. 6.500%, 03/10/21 (144A)	4,110,000	4,274,400
Citigroup, Inc. 5.950%, 01/30/23 (a) (b)	2,576,000	2,402,120
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Zero Coupon, 03/03/15 (TRY)	3,600,000	1,588,416
6.875%, 03/19/20 (EUR)	900,000	1,343,888

Banks—(Continued)
CorpGroup Banking S.A. 6.750%, 03/15/23 (144A)	1,300,000	1,101,750
Credit Suisse Group Guernsey I, Ltd. 7.875%, 02/24/41 (b)	1,750,000	1,859,375
Goldman Sachs Capital II 4.000%, 10/31/13 (b)	5,300,000	3,869,000
Goldman Sachs Group, Inc. (The) 6.450%, 05/01/36	875,000	888,321
6.750%, 10/01/37	600,000	626,182
HSBC Bank plc 7.650%, 05/01/25	2,100,000	2,560,213
Intesa Sanpaolo S.p.A. 2.662%, 02/24/14 (144A) (b)	875,000	879,823
3.625%, 08/12/15 (144A)	1,900,000	1,928,386
6.500%, 02/24/21 (144A) (a)	1,175,000	1,222,223
JPMorgan Chase & Co. Zero Coupon, 10/04/17 (144A) (TRY)	2,100,000	707,330
4.250%, 11/02/18 (NZD)	2,600,000	2,041,509
5.150%, 05/01/23 (b)	1,200,000	1,050,000
7.900%, 04/30/18 (b)	5,993,000	6,502,405
KeyBank N.A. 5.800%, 07/01/14	1,225,000	1,270,969
Mellon Funding Corp. 5.500%, 11/15/18	812,000	925,798
Morgan Stanley 4.100%, 05/22/23 (a)	2,500,000	2,331,795
4.875%, 11/01/22	450,000	450,237
5.500%, 01/26/20	1,100,000	1,217,220
5.500%, 07/28/21	1,000,000	1,093,683
6.625%, 04/01/18	714,000	828,923
Nordea Bank AB 4.250%, 09/21/22 (144A)	3,400,000	3,360,706
PNC Bank N.A. 6.000%, 12/07/17	699,000	809,301
PNC Financial Services Group, Inc. 4.483%, 10/31/13 (a) (b)	2,749,000	2,735,255
6.750%, 08/01/21 (b)	5,295,000	5,453,850
Scotia Bank Peru DPR Finance Co. 3.004%, 03/15/17 (144A) (b)	736,842	734,621
Scotiabank Peru S.A. 4.500%, 12/13/27 (144A) (a) (b)	1,900,000	1,653,000
Sovereign Bank 8.750%, 05/30/18	2,655,000	3,168,536
Turkiye Garanti Bankasi 7.375%, 03/07/18 (144A) (TRY)	2,700,000	1,205,346
Turkiye Is Bankasi 6.000%, 10/24/22 (144A) (a)	850,000	775,625
UBS AG 7.625%, 08/17/22	5,600,000	6,191,153
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/17 (144A)	1,000,000	1,052,500
6.950%, 10/17/22 (144A)	2,500,000	2,481,250
Wachovia Bank N.A. 6.000%, 11/15/17	1,215,000	1,400,409

		84,239,343

MIST-297

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.3%
Ajecorp B.V. 6.500%, 05/14/22 (144A) (a)	960,000	$933,600
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,577,899
Central American Bottling Corp. 6.750%, 02/09/22 (144A) (a)	630,000	636,300
Coca-Cola Icecek 4.750%, 10/01/18 (144A)	600,000	605,322

		3,753,121

Building Materials—0.8%
Cemex Espana Luxembourg 9.875%, 04/30/19 (144A) (a)	1,420,000	1,590,400
Cemex S.A.B. de C.V. 7.250%, 01/15/21 (144A)	800,000	798,000
9.000%, 01/11/18 (144A)	900,000	969,750
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/19 (144A) (a) (c)	855,000	205,200
9.750%, 03/25/20 (144A) (a)	905,000	217,200
Holcim US Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A) (a)	225,000	255,136
Masco Corp. 5.950%, 03/15/22 (a)	1,425,000	1,492,688
7.125%, 03/15/20	2,905,000	3,275,387
Texas Industries, Inc. 9.250%, 08/15/20 (a)	425,000	467,500
Urbi Desarrollos Urbanos S.A.B. de C.V. 9.500%, 01/21/20 (144A) (c)	346,000	58,820
9.750%, 02/03/22 (144A) (c)	700,000	119,000
Voto-Votorantim Overseas Trading Operations NV 6.625%, 09/25/19 (144A) (a)	500,000	547,500

		9,996,581

Chemicals—0.5%
Basell Finance Co. B.V. 8.100%, 03/15/27 (144A)	382,000	482,352
Eastman Chemical Co. 4.800%, 09/01/42 (a)	740,000	701,034
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd. 5.125%, 12/12/17 (144A) (a)	600,000	597,000
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, 02/01/18 (a)	640,000	662,400
9.000%, 11/15/20 (a)	655,000	640,263
Ineos Group Holdings S.A. 7.875%, 02/15/16 (144A) (EUR)	568,966	777,424
LyondellBasell Industries NV 5.000%, 04/15/19	570,000	627,425
Phosagro OAO via Phosagro Bond Funding, Ltd. 4.204%, 02/13/18 (144A) (a)	900,000	884,250
Rain CII Carbon LLC / CII Carbon Corp. 8.000%, 12/01/18 (144A)	1,275,000	1,284,562

		6,656,710

Coal—0.2%
Alpha Natural Resources, Inc. 6.000%, 06/01/19 (a)	820,000	684,700
Berau Coal Energy Tbk PT 7.250%, 03/13/17 (144A) (a)	1,500,000	1,421,250
Bumi Capital Pte, Ltd. 12.000%, 11/10/16 (144A)	875,000	564,375
Bumi Investment Pte, Ltd. 10.750%, 10/06/17 (144A) (a)	500,000	322,500

		2,992,825

Commercial Services—0.9%
Amherst College 3.794%, 11/01/42	400,000	343,372
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,078,648
Bowdoin College 4.693%, 07/01/2112	800,000	679,170
Catholic Health Initiatives 4.350%, 11/01/42	1,950,000	1,764,865
Massachusetts Institute of Technology 5.600%, 07/01/2111	800,000	939,034
President and Fellows of Harvard College 2.300%, 10/01/23	1,000,000	921,583
Red de Carreteras de Occidente SAPIB de C.V. 9.000%, 06/10/28 (144A) (MXN)	15,000,000	1,010,697
Tufts University 5.017%, 04/15/2112	2,700,000	2,546,121
University of Southern California 5.250%, 10/01/2111	550,000	614,477
William Marsh Rice University 4.626%, 05/15/63	900,000	860,949

		10,758,916

Computers—0.3%
Brocade Communications Systems, Inc. 4.625%, 01/15/23 (144A)	550,000	507,375
Seagate HDD Cayman 4.750%, 06/01/23 (144A) (a)	3,165,000	3,046,313

		3,553,688

Cosmetics/Personal Care—0.2%
Avon Products, Inc. 5.000%, 03/15/23 (a)	2,760,000	2,777,026

Diversified Financial Services—6.3%
Alterra Finance LLC 6.250%, 09/30/20	2,100,000	2,369,705
American Honda Finance Corp. 6.700%, 10/01/13 (144A)	1,300,000	1,300,000
Atlas Reinsurance VII, Ltd. 8.118%, 01/07/16 (144A) (b)	250,000	256,050
ATLAS VI Capital, Ltd. 10.500%, 04/07/14 (144A) (EUR) (b)	250,000	337,705

MIST-298

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Ausdrill Finance Pty, Ltd. 6.875%, 11/01/19 (144A)	810,000	$749,250
Banque PSA Finance S.A. 5.750%, 04/04/21 (144A)	595,000	594,286
Blue Danube II, Ltd. 4.368%, 05/23/16 (144A) (b)	900,000	904,770
Blue Danube, Ltd. 6.122%, 04/10/15 (144A) (b)	250,000	259,525
BM&FBovespa S.A. 5.500%, 07/16/20 (144A)	2,000,000	2,050,000
Bosphorus 1 Re, Ltd. 2.505%, 05/03/16 (144A) (b)	250,000	249,125
Caelus Re, Ltd. 5.255%, 03/07/16 (144A) (b)	1,150,000	1,161,615
6.855%, 04/07/20 (144A) (b)	800,000	816,960
Cantor Fitzgerald L.P. 7.875%, 10/15/19 (144A)	3,075,000	3,184,166
Capital One Bank USA N.A. 8.800%, 07/15/19	720,000	922,091
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,100,000	2,871,015
Combine Re, Ltd. 4.505%, 01/07/15 (144A) (b)	750,000	772,425
Compass Re, Ltd. 9.005%, 01/08/15 (144A) (b)	300,000	311,700
10.255%, 01/08/15 (144A) (b)	800,000	840,400
Corp. Financiera de Desarrollo S.A. 4.750%, 02/08/22 (144A)	690,000	667,575
DTEK Finance plc 7.875%, 04/04/18 (144A) (a)	1,600,000	1,360,000
East Lane Re V, Ltd. 9.005%, 03/16/16 (144A) (b)	250,000	273,325
East Lane Re, Ltd. 5.755%, 03/14/16 (144A) (b)	250,000	254,775
6.655%, 03/13/17 (144A) (b)	250,000	261,675
Embarcadero Reinsurance, Ltd. 5.005%, 02/07/17 (144A) (b)	1,000,000	1,035,100
6.639%, 02/04/16 (144A) (b)	600,000	613,500
General Electric Capital Corp. 5.250%, 06/15/23 (a) (b)	500,000	463,500
7.125%, 06/15/22 (b)	2,800,000	3,045,000
Hyundai Capital America 4.000%, 06/08/17 (144A)	200,000	211,506
Hyundai Capital Services, Inc. 3.500%, 09/13/17 (144A)	660,000	686,176
Ibis Re II, Ltd. 4.005%, 06/28/16 (144A) (b)	750,000	762,975
8.355%, 02/05/17 (144A) (b)	500,000	525,200
Intercorp Retail Trust 8.875%, 11/14/18 (144A)	1,050,000	1,132,687
Janus Capital Group, Inc. 6.700%, 06/15/17	360,000	402,287
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A) (a)	350,000	346,500
Jefferies Group LLC 6.875%, 04/15/21 (a)	3,192,000	3,540,471

Diversified Financial Services—(Continued)
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	3,750,000	3,363,551
LeasePlan Corp. NV 2.500%, 05/16/18 (144A)	1,075,000	1,044,273
Lodestone Re, Ltd. 6.005%, 01/08/14 (144A) (b)	1,500,000	1,510,350
7.255%, 01/08/14 (144A) (b)	1,250,000	1,259,250
Longpoint Re, Ltd. 6.005%, 06/12/15 (144A) (b)	1,050,000	1,111,530
Longpoint Re, Ltd. III 4.005%, 05/18/16 (144A) (b)	850,000	864,875
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	1,400,000	1,520,694
6.250%, 01/14/21 (144A)	400,000	434,436
7.625%, 08/13/19 (144A)	1,170,000	1,378,705
Magnesita Finance, Ltd. 8.625%, 04/05/17 (144A)	750,000	701,250
Merrill Lynch & Co., Inc. 5.000%, 02/03/14	168,000	170,410
6.110%, 01/29/37	1,600,000	1,647,890
7.750%, 05/14/38	3,200,000	3,962,310
Mystic Re, Ltd. 9.005%, 03/12/15 (144A) (b)	500,000	527,950
12.005%, 03/12/15 (144A) (b)	750,000	808,125
Mythen Re, Ltd. 8.613%, 01/05/17 (144A) (b)	950,000	985,720
Mythen, Ltd. 8.105%, 05/07/15 (144A) (b)	1,050,000	1,137,255
Queen Street II Capital, Ltd. 7.505%, 04/09/14 (144A) (b)	975,000	990,015
Queen Street IV Capital, Ltd. 7.505%, 04/09/15 (144A) (b)	750,000	774,525
Queen Street V Re, Ltd. 8.505%, 04/09/15 (144A) (b)	600,000	626,400
Queen Street VII Re, Ltd. 8.605%, 04/08/16 (144A) (b)	850,000	875,415
Residential Reinsurance 2010, Ltd. 4.505%, 12/06/18 (144A) (b)	1,400,000	1,438,920
Residential Reinsurance 2011, Ltd. 8.755%, 12/06/16 (144A) (b)	1,000,000	1,068,600
8.905%, 12/06/15 (144A) (b)	250,000	260,575
9.005%, 12/06/16 (144A) (b)	925,000	983,553
Residential Reinsurance 2012, Ltd. 5.755%, 12/06/16 (144A) (b)	1,250,000	1,308,750
8.005%, 06/06/18 (144A) (b)	950,000	1,049,750
10.005%, 06/06/18 (144A) (b)	800,000	884,000
Residential Reinsurance 2013, Ltd. 9.255%, 06/06/19 (144A) (b)	350,000	361,025
Sanders Re, Ltd. 3.505%, 05/05/17 (144A) (b)	500,000	496,650
4.005%, 05/05/17 (144A) (b)	1,000,000	997,500
Scottrade Financial Services, Inc. 6.125%, 07/11/21 (144A)	2,500,000	2,431,750
SLM Corp. 4.000%, 07/25/14 (b)	989,000	997,772

MIST-299

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Successor X, Ltd. 9.347%, 02/25/14 (144A) (b)	1,550,000	$1,576,970
11.005%, 01/27/15 (144A) (b)	650,000	683,475
11.255%, 11/10/15 (144A) (b)	250,000	259,050
12.844%, 01/07/14 (144A) (b)	525,000	529,568
13.005%, 02/25/14 (144A) (b)	250,000	257,725
Tar Heel Re, Ltd. 8.505%, 05/09/16 (144A) (b)	400,000	415,960
TD Ameritrade Holding Corp. 5.600%, 12/01/19	500,000	582,095
Vita Capital V, Ltd. 2.804%, 01/15/17 (144A) (b)	500,000	509,700
3.504%, 01/15/17 (144A) (b)	1,000,000	1,019,100

		79,340,457

Electric—2.0%
Commonwealth Edison Co. 6.950%, 07/15/18	1,100,000	1,295,446
Dubai Electricity & Water Authority 8.500%, 04/22/15 (144A)	2,820,000	3,094,950
Electricite de France S.A. 5.250%, 01/29/23 (144A) (a) (b)	4,000,000	3,783,600
Enel S.p.A. 8.750%, 09/24/73 (144A) (b)	2,090,000	2,126,784
FPL Energy American Wind LLC 6.639%, 06/20/23 (144A)	227,596	223,105

FPL Energy Wind Funding LLC 6.876%, 06/27/17 (144A)	135,820	118,163
Instituto Costarricense de Electricidad 6.375%, 05/15/43 (144A) (a)	850,000	731,000
6.950%, 11/10/21 (144A)	1,520,000	1,561,800
InterGen NV 7.000%, 06/30/23 (144A)	900,000	900,000
Israel Electric Corp., Ltd. 6.700%, 02/10/17 (144A)	770,000	826,788
7.250%, 01/15/19 (144A)	845,000	924,219
9.375%, 01/28/20 (144A)	410,000	490,975
Juniper Generation LLC 6.790%, 12/31/14 (144A)	15,522	14,879
Kiowa Power Partners LLC 5.737%, 03/30/21 (144A)	900,000	941,665
New York State Electric & Gas Corp. 6.150%, 12/15/17 (144A)	950,000	1,061,659
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	867,000	910,350
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	805,785	832,433
PPL Capital Funding, Inc. 6.700%, 03/30/67 (b)	450,000	459,000
Public Service Co. of New Mexico 7.950%, 05/15/18	625,000	752,347
Southern California Edison Co. 6.250%, 02/01/22 (b)	1,575,000	1,622,250
Star Energy Geothermal Wayang Windu, Ltd. 6.125%, 03/27/20 (144A) (a)	1,300,000	1,225,250

Electric—(Continued)
West Penn Power Co. 5.950%, 12/15/17 (144A)	1,197,000	1,371,453

		25,268,116

Electrical Components & Equipment—0.1%
Coleman Cable, Inc. 9.000%, 02/15/18 (a)	816,000	867,000
Legrand France S.A. 8.500%, 02/15/25	20,000	25,416

		892,416

Electronics—0.2%
Flextronics International, Ltd. 4.625%, 02/15/20 (a)	780,000	756,600
5.000%, 02/15/23 (a)	1,300,000	1,235,000
Viasystems, Inc. 7.875%, 05/01/19 (144A) (a)	1,100,000	1,168,750

		3,160,350

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	304,470	323,017

Engineering & Construction—0.4%
Abengoa Finance SAU 8.875%, 11/01/17 (144A) (a)	500,000	495,000
Aeropuertos Dominicanos Siglo XXI S.A. 9.250%, 11/13/19 (144A)	1,000,000	1,025,000
Dycom Investments, Inc. 7.125%, 01/15/21	1,000,000	1,047,500
Empresas ICA S.A.B. de C.V. 8.375%, 07/24/17 (144A) (a)	550,000	545,187

8.900%, 02/04/21 (144A)	1,800,000	1,770,750

		4,883,437

Entertainment—0.4%
Lottomatica S.p.A. 8.250%, 03/31/66 (144A) (EUR) (b)	1,957,000	2,849,535
Mashantucket Western Pequot Tribe 6.500%, 07/01/36	727,077	105,426
Peermont Global Pty, Ltd. 7.750%, 04/30/14 (144A) (EUR)	920,000	1,229,065
Scientific Games International, Inc. 9.250%, 06/15/19 (a)	590,000	635,725

		4,819,751

Food—1.1%
Bertin S.A. / Bertin Finance, Ltd. 10.250%, 10/05/16 (144A)	200,000	216,750
BRF S.A. 3.950%, 05/22/23 (144A) (a)	600,000	516,000
5.875%, 06/06/22 (144A) (a)	1,425,000	1,417,875
CFG Investment SAC 9.750%, 07/30/19 (144A)	1,400,000	1,281,000

MIST-300

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Independencia International, Ltd. 12.000%, 12/30/16 (144A) (c)	296,948	$148
JBS Finance II, Ltd. 8.250%, 01/29/18 (144A)	1,430,000	1,451,450
JBS USA LLC / JBS USA Finance, Inc. 8.250%, 02/01/20 (144A)	600,000	631,500
Marfrig Holding Europe B.V. 8.375%, 05/09/18 (144A)	1,200,000	1,092,000
9.875%, 07/24/17 (144A)	825,000	808,500
Marfrig Overseas, Ltd. 9.500%, 05/04/20 (144A)	1,775,000	1,650,750
Minerva Luxembourg S.A. 7.750%, 01/31/23 (144A) (a)	1,700,000	1,602,250
12.250%, 02/10/22 (144A)	800,000	900,000
Mondelez International, Inc. 6.500%, 02/09/40	1,850,000	2,171,408

		13,739,631

Forest Products & Paper—0.2%
Emerald Plantation Holdings, Ltd. 6.000%, 01/30/20 (d)	167,494	67,023
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A) (a)	400,000	371,889
Resolute Forest Products, Inc. 5.875%, 05/15/23 (144A)	1,880,000	1,649,700

		2,088,612

Gas—0.2%
Nakilat, Inc. 6.067%, 12/31/33 (144A)	520,000	548,600
6.267%, 12/31/33 (144A)	1,284,485	1,361,554

		1,910,154

Healthcare-Products—0.2%
Physio-Control International, Inc. 9.875%, 01/15/19 (144A)	2,280,000	2,553,600

Healthcare-Services—0.5%
Gentiva Health Services, Inc. 11.500%, 09/01/18 (a)	2,300,000	2,386,250
HCA, Inc. 6.500%, 02/15/20	350,000	379,312
7.690%, 06/15/25	50,000	51,188
8.360%, 04/15/24	50,000	53,750
NYU Hospitals Center 4.428%, 07/01/42	1,800,000	1,484,192
Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.750%, 02/01/19	1,500,000	1,608,750

		5,963,442

Holding Companies-Diversified—0.0%
Boart Longyear Management Property, Ltd. 7.000%, 04/01/21 (144A) (a)	525,000	388,500

Home Builders—0.4%
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp. 6.125%, 07/01/22 (144A)	1,000,000	980,000
DR Horton, Inc. 5.750%, 08/15/23	1,375,000	1,385,312
Meritage Homes Corp. 7.000%, 04/01/22	2,500,000	2,650,000

		5,015,312

Home Furnishings—0.1%
Arcelik A/S 5.000%, 04/03/23 (144A) (a)	1,300,000	1,116,375

Household Products/Wares—0.5%
Controladora Mabe S.A. C.V. 7.875%, 10/28/19 (144A)	2,121,000	2,314,541
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 7.125%, 04/15/19	1,300,000	1,381,250
9.875%, 08/15/19	705,000	764,925
Yankee Candle Co., Inc. 9.750%, 02/15/17	1,684,000	1,738,730

		6,199,446

Insurance—4.1%
Aquarius + Investments plc for Swiss Reinsurance Co., Ltd. 6.375%, 09/01/24 (b)	2,700,000	2,744,820
AXA S.A. 6.463%, 12/14/18 (144A) (a) (b)	2,075,000	2,069,812
8.600%, 12/15/30	1,320,000	1,595,871
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,581,222
Foundation Re III, Ltd. 5.005%, 02/25/15 (b)	750,000	771,900
5.755%, 02/03/14 (144A) (b)	825,000	836,055
Genworth Financial, Inc. 7.200%, 02/15/21	2,640,000	3,042,090
7.625%, 09/24/21 (a)	1,150,000	1,359,199

Hanover Insurance Group, Inc. (The) 7.500%, 03/01/20	325,000	367,800
7.625%, 10/15/25	1,166,000	1,402,901
ING US, Inc. 5.650%, 05/15/53 (b)	450,000	411,366
Ironshore Holdings US, Inc. 8.500%, 05/15/20 (144A)	1,635,000	1,876,112
Liberty Mutual Group, Inc. 7.300%, 06/15/14 (144A)	394,000	408,024
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	2,714,278

MIST-301

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Lincoln National Corp. 6.050%, 04/20/67 (b)	2,382,000	$2,334,360
7.000%, 05/17/66 (b)	536,000	542,700
Montpelier Re Holdings, Ltd. 4.700%, 10/15/22 (a)	1,965,000	1,927,115
OneBeacon US Holdings, Inc. 4.600%, 11/09/22	1,500,000	1,484,538
Platinum Underwriters Finance, Inc. 7.500%, 06/01/17	2,214,000	2,492,200
Protective Life Corp. 7.375%, 10/15/19	1,925,000	2,327,560
Prudential Financial, Inc. 5.625%, 06/15/43 (b)	1,750,000	1,648,290
5.875%, 09/15/42 (a) (b)	1,200,000	1,176,000
8.875%, 06/15/38 (b)	915,000	1,107,150
QBE Capital Funding II L.P. 6.797%, 06/01/17 (144A) (b)	2,850,000	2,872,281
QBE Insurance Group, Ltd. 2.400%, 05/01/18 (144A)	850,000	828,096
Sirius International Group, Ltd. 7.506%, 06/30/17 (144A) (b)	3,465,000	3,561,625
Validus Holdings, Ltd. 8.875%, 01/26/40	1,720,000	2,148,744
Vitality Re IV, Ltd. 2.755%, 01/09/17 (144A) (b)	400,000	407,000
Wilton Re Finance LLC 5.875%, 03/30/33 (144A) (b)	1,050,000	1,052,625
XL Group plc 6.500%, 04/15/17 (b)	2,845,000	2,724,087

		50,815,821

Internet—0.1%
Expedia, Inc. 5.950%, 08/15/20	675,000	705,566

Investment Company Security—0.4%
Gruposura Finance 5.700%, 05/18/21 (144A)	915,000	915,000
IPIC GMTN, Ltd. 5.500%, 03/01/22 (144A)	1,680,000	1,835,400
Prospect Capital Corp. 5.875%, 03/15/23	1,900,000	1,833,643

		4,584,043

Iron/Steel—0.9%
Allegheny Technologies, Inc. 9.375%, 06/01/19	1,135,000	1,383,980
ArcelorMittal 6.000%, 03/01/21 (a)	1,390,000	1,424,750
6.125%, 06/01/18	1,500,000	1,590,000
Commercial Metals Co. 7.350%, 08/15/18 (a)	1,315,000	1,426,775
Essar Steel Algoma, Inc. 9.375%, 03/15/15 (144A)	450,000	425,250
9.875%, 06/15/15 (144A) (a)	785,000	616,225

Iron/Steel—(Continued)
Ferrexpo Finance plc 7.875%, 04/07/16 (144A)	650,000	588,250
Glencore Funding LLC 4.125%, 05/30/23 (144A) (a)	875,000	809,434
Metalloinvest Finance, Ltd. 5.625%, 04/17/20 (144A)	1,000,000	966,250
Metinvest B.V. 8.750%, 02/14/18 (144A)	1,200,000	1,038,000
10.250%, 05/20/15 (144A)	550,000	541,750
Samarco Mineracao S.A. 4.125%, 11/01/22 (144A)	1,275,000	1,109,250

		11,919,914

Lodging—0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A) (a)	920,000	844,100
5.375%, 03/15/22	1,115,000	1,120,575

		1,964,675

Machinery-Construction & Mining—0.1%
Ormat Funding Corp. 8.250%, 12/30/20	854,683	803,402

Machinery-Diversified—0.2%
Cummins, Inc. 5.650%, 03/01/98	2,375,000	2,285,778
6.750%, 02/15/27	393,000	457,873

		2,743,651

Media—0.3%
Myriad International Holding B.V. 6.375%, 07/28/17 (144A)	1,530,000	1,660,050
Nara Cable Funding, Ltd. 8.875%, 12/01/18 (144A) (EUR)	360,000	518,683
8.875%, 12/01/18 (144A)	500,000	527,500
Time Warner Cable, Inc. 8.250%, 04/01/19	313,000	362,329
8.750%, 02/14/19	198,000	232,948

		3,301,510

Metal Fabricate/Hardware—0.2%
Mueller Water Products, Inc. 7.375%, 06/01/17	1,096,000	1,123,400
Valmont Industries, Inc. 6.625%, 04/20/20	940,000	1,081,620
WPE International Cooperatief UA 10.375%, 09/30/20 (144A)	900,000	481,500

		2,686,520

Mining—1.3%
Alcoa, Inc. 6.150%, 08/15/20 (a)	355,000	370,343

MIST-302

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
ALROSA Finance S.A. 7.750%, 11/03/20 (144A) (a)	640,000	$710,528
Anglo American Capital plc 9.375%, 04/08/14 (144A)	845,000	880,313
AngloGold Ashanti Holdings plc 5.125%, 08/01/22 (a)	680,000	573,217
5.375%, 04/15/20 (a)	1,615,000	1,442,736
Freeport-McMoRan Copper & Gold, Inc. 3.875%, 03/15/23 (144A)	1,875,000	1,728,664
Gold Fields Orogen Holding BVI, Ltd. 4.875%, 10/07/20 (144A) (a)	4,860,000	3,928,625
IAMGOLD Corp. 6.750%, 10/01/20 (144A) (a)	500,000	436,250
KGHM International, Ltd. 7.750%, 06/15/19 (144A)	2,100,000	2,168,250
Mirabela Nickel, Ltd. 8.750%, 04/15/18 (144A)	1,025,000	399,750
Vedanta Resources plc 6.000%, 01/31/19 (144A)	1,150,000	1,092,500
8.250%, 06/07/21 (144A) (a)	700,000	707,000
9.500%, 07/18/18 (144A) (a)	725,000	795,687
Volcan Cia Minera SAA 5.375%, 02/02/22 (144A) (a)	625,000	595,312

		15,829,175

Miscellaneous Manufacturing—0.0%
Park-Ohio Industries, Inc. 8.125%, 04/01/21 (a)	500,000	545,000

Multi-National—0.6%
Asian Development Bank 3.375%, 05/20/14 (NOK)	10,000,000	1,678,393
Inter-American Development Bank 4.500%, 02/04/16 (IDR)	21,400,000,000	1,691,487
International Bank for Reconstruction & Development 3.250%, 04/14/14 (NOK)	16,800,000	2,813,594
5.750%, 10/21/19 (AUD)	1,600,000	1,624,126

		7,807,600

Oil & Gas—3.2%
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	1,130,000	1,231,700
Dolphin Energy, Ltd. 5.500%, 12/15/21 (144A)	470,000	515,238
Ecopetrol S.A. 4.250%, 09/18/18 (a)	1,175,000	1,208,781
EP Energy LLC / EP Energy Finance, Inc. 9.375%, 05/01/20	1,750,000	1,968,750
Gazprom OAO Via Gaz Capital S.A. 4.950%, 07/19/22 (144A)	200,000	193,250
8.146%, 04/11/18 (144A) (a)	190,000	220,172
KazMunayGas National Co. JSC 4.400%, 04/30/23 (144A)	600,000	559,500

Oil & Gas—(Continued)
Linn Energy LLC / Linn Energy Finance Corp. 6.750%, 11/01/19 (144A)	1,375,000	1,295,937
8.625%, 04/15/20	825,000	852,844
National JSC Naftogaz of Ukraine 9.500%, 09/30/14	1,000,000	930,200
Newfield Exploration Co. 5.625%, 07/01/24	1,625,000	1,572,187
Novatek OAO via Novatek Finance, Ltd. 4.422%, 12/13/22 (144A) (a)	2,600,000	2,385,500
Oasis Petroleum, Inc. 6.875%, 03/15/22 (144A)	600,000	633,000
6.875%, 01/15/23	2,050,000	2,173,000
Offshore Group Investment, Ltd. 7.500%, 11/01/19 (a)	1,000,000	1,052,500
Petrobras Global Finance B.V. 3.000%, 01/15/19	2,375,000	2,233,497
PetroQuest Energy, Inc. 10.000%, 09/01/17 (144A)	500,000	510,000
Plains Exploration & Production Co. 6.750%, 02/01/22	3,505,000	3,751,359
8.625%, 10/15/19	1,025,000	1,132,608
Precision Drilling Corp. 6.625%, 11/15/20	1,100,000	1,163,250
Samson Investment Co. 10.250%, 02/15/20 (144A) (a)	865,000	916,900
SandRidge Energy, Inc. 7.500%, 03/15/21	625,000	631,250
8.125%, 10/15/22	325,000	328,250
Stone Energy Corp. 8.625%, 02/01/17	900,000	951,750
Swift Energy Co. 7.875%, 03/01/22 (a)	1,600,000	1,568,000
Tengizchevroil Finance Co. SARL 6.124%, 11/15/14 (144A)	574,050	585,531
Tesoro Corp. 5.375%, 10/01/22 (a)	1,630,000	1,556,650
TNK-BP Finance S.A. 6.625%, 03/20/17 (144A)	375,000	411,563
7.500%, 07/18/16 (144A)	1,090,000	1,218,075
Transocean, Inc. 6.375%, 12/15/21	3,100,000	3,445,861
Unit Corp. 6.625%, 05/15/21	875,000	896,875
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	1,593,511
W&T Offshore, Inc. 8.500%, 06/15/19 (a)	600,000	636,000

		40,323,489

Oil & Gas Services—0.5%
Calfrac Holdings L.P. 7.500%, 12/01/20 (144A)	500,000	503,750
Expro Finance Luxembourg SCA 8.500%, 12/15/16 (144A) (a)	304,000	318,820
Exterran Holdings, Inc. 7.250%, 12/01/18 (a)	1,525,000	1,614,594

MIST-303

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—(Continued)
SESI LLC 7.125%, 12/15/21	1,460,000	$1,595,050
Weatherford International, Ltd. 5.950%, 04/15/42 (a)	475,000	454,791
9.625%, 03/01/19	1,209,000	1,522,137

		6,009,142

Packaging & Containers—0.5%
AEP Industries, Inc. 8.250%, 04/15/19	290,000	311,750
Ardagh Packaging Finance plc 7.000%, 11/15/20 (144A) (a)	1,200,000	1,152,000
9.250%, 10/15/20 (144A) (EUR)	400,000	564,182
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 9.125%, 10/15/20 (144A)	2,325,000	2,464,500
Mondi Consumer Packaging International AG 9.750%, 07/15/17 (144A) (EUR)	950,000	1,426,581

		5,919,013

Pharmaceuticals—0.2%
VPII Escrow Corp. 7.500%, 07/15/21 (144A)	1,390,000	1,497,725
Warner Chilcott Co. LLC / Warner Chilcott Finance LLC 7.750%, 09/15/18	1,075,000	1,166,375

		2,664,100

Pipelines—2.3%
Buckeye Partners L.P. 6.050%, 01/15/18	505,000	572,762
DCP Midstream LLC 5.850%, 05/21/43 (144A) (b)	2,951,000	2,700,165
9.750%, 03/15/19 (144A)	1,267,000	1,614,149
Energy Transfer Partners L.P. 3.283%, 11/01/66 (144A) (b)	900,000	808,875
Enterprise Products Operating LLC 7.000%, 06/01/67 (b)	678,000	717,833
8.375%, 08/01/66 (b)	1,059,000	1,168,871
Gibson Energy, Inc. 6.750%, 07/15/21 (144A)	2,735,000	2,823,887
Kinder Morgan Energy Partners L.P. 4.150%, 03/01/22 (a)	2,300,000	2,311,746
5.950%, 02/15/18	1,559,000	1,785,027
ONEOK, Inc. 6.875%, 09/30/28 (a)	1,850,000	2,024,512
Plains All American Pipeline LP / PAA Finance Corp. 6.125%, 01/15/17	1,467,000	1,666,653
Questar Pipeline Co. 5.830%, 02/01/18	1,441,000	1,653,267
Sabine Pass Liquefaction LLC 5.625%, 02/01/21 (144A)	2,150,000	2,104,312
Spectra Energy Capital LLC 6.200%, 04/15/18	1,109,000	1,272,562

Pipelines—(Continued)
6.750%, 07/15/18 (a)	600,000	701,582
Sunoco Logistics Partners Operations L.P. 6.100%, 02/15/42 (a)	1,700,000	1,774,812
Transportadora de Gas del Sur S.A. 4.250%, 04/30/28 (144A)	1,000,000	865,000
7.875%, 05/14/17 (144A)	921,000	833,505
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,549,000	1,755,595

		29,155,115

Real Estate Investment Trusts—1.9%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	811,000	761,642
4.600%, 04/01/22	575,000	577,877
BioMed Realty L.P. 4.250%, 07/15/22	685,000	664,556
Corporate Office Properties L.P. 3.600%, 05/15/23 (a)	1,100,000	997,067
CubeSmart L.P. 4.800%, 07/15/22	550,000	571,962
DDR Corp. 4.625%, 07/15/22	430,000	437,818
7.500%, 04/01/17 (a)	1,495,000	1,746,390
Digital Realty Trust L.P. 4.500%, 07/15/15	900,000	943,096
5.875%, 02/01/20	350,000	384,966
Goodman Funding Property, Ltd. 6.000%, 03/22/22 (144A)	800,000	862,848
6.375%, 04/15/21 (144A)	2,450,000	2,711,498
Healthcare Realty Trust, Inc. 5.750%, 01/15/21	630,000	683,802
6.500%, 01/17/17	1,130,000	1,268,016
Highwoods Realty L.P. 3.625%, 01/15/23	1,525,000	1,417,187
Hospitality Properties Trust 5.000%, 08/15/22	2,080,000	2,077,336
7.875%, 08/15/14	1,535,000	1,574,456
Mack-Cali Realty L.P. 3.150%, 05/15/23	1,000,000	880,627
4.500%, 04/18/22	500,000	494,517
Piedmont Operating Partnership L.P. 3.400%, 06/01/23	1,880,000	1,710,018
Sabra Health Care L.P. / Sabra Capital Corp. 8.125%, 11/01/18	130,000	139,750
Senior Housing Properties Trust 6.750%, 04/15/20	2,235,000	2,446,570

		23,351,999

Retail—0.1%
CVS Pass-Through Trust 5.773%, 01/10/33 (144A)	878,814	949,375

Savings & Loans—0.3%
Astoria Financial Corp. 5.000%, 06/19/17	1,700,000	1,792,079

MIST-304

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Savings & Loans—(Continued)
Santander Holdings USA, Inc. 3.450%, 08/27/18	1,450,000	$1,480,853

		3,272,932

Semiconductors—0.0%
KLA-Tencor Corp. 6.900%, 05/01/18	154,000	181,385
LDK Solar Co., Ltd. 10.000%, 02/28/14 (CNH)	2,000,000	96,467

		277,852

Software—0.3%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	1,100,000	1,101,375
Audatex North America, Inc. 6.000%, 06/15/21 (144A)	1,950,000	1,989,000
First Data Corp. 8.250%, 01/15/21 (144A) (a)	433,000	447,073

		3,537,448

Telecommunications—3.2%
CenturyLink, Inc. 6.450%, 06/15/21	700,000	696,500
7.600%, 09/15/39 (a)	700,000	624,750
Cincinnati Bell, Inc. 8.250%, 10/15/17 (a)	1,442,000	1,502,564
8.375%, 10/15/20 (a)	1,408,000	1,488,960
CommScope, Inc. 8.250%, 01/15/19 (144A)	680,000	742,900
Crown Castle Towers LLC 4.883%, 08/15/40 (144A)	1,600,000	1,697,870
6.113%, 01/15/40 (144A)	785,000	887,884
Digicel, Ltd. 7.000%, 02/15/20 (144A)	400,000	398,000
8.250%, 09/01/17 (144A)	1,350,000	1,398,938
Frontier Communications Corp. 8.500%, 04/15/20 (a)	1,775,000	1,961,375
8.750%, 04/15/22	1,950,000	2,130,375
GCI, Inc. 8.625%, 11/15/19	370,000	387,575
GTP Acquisition Partners I LLC 7.628%, 06/15/41 (144A)	1,800,000	1,945,109
GTP Cellular Sites LLC 3.721%, 03/15/42 (144A)	596,047	610,420
GTP Towers Issuer LLC 4.436%, 02/15/40 (144A)	1,980,000	2,047,031
Intelsat Jackson Holdings S.A. 8.500%, 11/01/19	250,000	271,875
MetroPCS Wireless, Inc. 6.625%, 11/15/20 (a)	875,000	906,719
7.875%, 09/01/18 (a)	1,000,000	1,081,250
Oi S.A. 5.750%, 02/10/22 (144A) (a)	1,700,000	1,487,500
PAETEC Holding Corp. 9.875%, 12/01/18 (a)	500,000	556,250

Telecommunications—(Continued)
Qtel International Finance, Ltd. 6.500%, 06/10/14 (144A) (a)	1,030,000	1,068,625
Richland Towers Funding LLC / Management Funding 7.870%, 03/15/41 (144A)	625,000	666,720
Telefonica Emisiones S.A.U. 6.221%, 07/03/17	2,000,000	2,208,844
Telenet Finance III Luxembourg S.C.A. 6.625%, 02/15/21 (144A) (EUR)	550,000	781,271
Unison Ground Lease Funding LLC 2.981%, 03/15/43 (144A)	1,100,000	1,055,601
Verizon Communications, Inc. 6.550%, 09/15/43	2,950,000	3,330,364
VimpelCom Holdings B.V. 7.504%, 03/01/22 (144A) (a)	2,500,000	2,634,375
9.000%, 02/13/18 (144A) (RUB)	72,000,000	2,224,341
WCP Wireless Site Funding LLC 6.829%, 11/15/40 (144A)	750,000	796,628
Windstream Corp. 6.375%, 08/01/23	265,000	242,475
7.750%, 10/15/20 (a)	1,615,000	1,667,488
8.125%, 09/01/18	400,000	430,000

		39,930,577

Textiles—0.0%
Mohawk Industries, Inc. 3.850%, 02/01/23	575,000	547,295

Transportation—0.4%
Far Eastern Shipping Co. 8.000%, 05/02/18 (144A)	600,000	522,000
Golar LNG Partners L.P. 6.840%, 10/12/17 (NOK) (b)	6,000,000	1,017,753
Inversiones Alsacia S.A. 8.000%, 08/18/18 (144A)	1,477,136	1,183,924
Viterra, Inc. 5.950%, 08/01/20 (144A)	2,760,000	2,882,743

		5,606,420

Trucking & Leasing—0.2%
GATX Corp. 6.000%, 02/15/18	1,896,000	2,107,431

Total Corporate Bonds & Notes (Cost $547,979,506)		559,967,277

Floating Rate Loans (b)—10.6%

Advertising—0.2%
Affinion Group, Inc. Term Loan 6.500%, 10/10/16	1,356,491	1,320,503
inVentiv Health, Inc. Term Loan 7.500%, 08/04/16	920,179	892,574

		2,213,077

MIST-305

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—0.3%
DAE Aviation Holdings, Inc. Term Loan 6.250%, 10/29/18	1,443,103	$1,453,927
6.250%, 11/02/18	654,209	659,115
Digital Global, Inc. Term Loan 3.750%, 01/31/20	947,240	948,618
DynCorp International LLC Term Loan 6.306%, 07/07/16	257,086	259,175
Hunter Defense Technologies, Inc. First Lien Term Loan 3.520%, 08/22/14	535,224	516,491

		3,837,326

Airlines—0.2%
Allegiant Travel Co. Term Loan 5.750%, 03/10/17	975,000	979,466
Delta Air Lines, Inc. Term Loan 4.000%, 10/18/18	992,500	996,842

		1,976,308

Auto Manufacturers—0.3%
ASP HHI Acquisition Co., Inc. Term Loan 5.000%, 10/05/18	519,821	523,070
Chrysler Group LLC Term Loan 4.250%, 05/24/17	3,044,913	3,072,515

		3,595,585

Auto Parts & Equipment—0.6%
Federal-Mogul Corp. Term Loan 2.116%, 12/29/14	560,552	551,945
2.118%, 12/28/15	285,996	281,604
Goodyear Tire & Rubber Co. (The) Second Lien Term Loan 4.750%, 04/30/19	750,000	755,528
Metaldyne LLC Term Loan 5.000%, 12/18/18	168,725	170,033
Remy International, Inc. Term Loan 4.250%, 03/05/20	617,123	619,826
TI Automotive Systems LLC Term Loan 5.500%, 03/27/19	1,244,297	1,259,079
Tomkins LLC Term Loan 3.750%, 09/29/16	293,069	294,260

Auto Parts & Equipment—(Continued)
Tower Automotive Holdings USA LLC Term Loan 4.750%, 04/23/20	2,528,663	2,536,565
UCI International, Inc. Term Loan 5.500%, 07/26/17	972,500	979,191

		7,448,031

Building Materials—0.2%
Preferred Proppants LLC Term Loan 11.750%, 12/15/16	2,876,200	1,998,959

Capital Markets—0.4%
Compass Investors, Inc. Term Loan 5.000%, 12/27/19	4,575,425	4,595,442
Ozburn-Hessey Holding Co. LLC Term Loan 6.750%, 05/23/19	588,525	590,488

		5,185,930

Chemicals—0.4%
Axalta Coatings Systems US Holdings, Inc. Term Loan 4.750%, 02/03/20	2,328,300	2,340,303
Chemtura Corp. Term Loan 5.500%, 08/27/16	646,962	652,623
Huntsman International LLC Extended Term Loan 2.714%, 04/19/17	153,156	153,539
Ineos U.S. Finance LLC Term Loan 4.000%, 05/04/18	455,867	451,436
Univar, Inc. Term Loan 5.000%, 06/30/17	961,751	929,354

		4,527,255

Coal—0.1%
SunCoke Energy, Inc. Term Loan 4.000%, 07/26/18	113,752	113,184
Walter Energy, Inc. Term Loan 6.750%, 04/02/18	611,362	588,979

		702,163

Commercial Services—0.4%
Interactive Data Corp. Term Loan 3.750%, 02/11/18	1,161,126	1,157,503

MIST-306

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Monitronics International, Inc. Term Loan 4.250%, 03/23/18	698,241	$698,678
ON Assignment, Inc. Term Loan 3.500%, 04/30/20	864,892	863,811
Scitor Corp. Term Loan 5.000%, 02/15/17	463,977	450,058
Truven Health Analytics, Inc. Term Loan 4.500%, 06/01/19	1,283,799	1,290,218

		4,460,268

Commercial Services & Supplies—0.1%
WCA Waste Corp. Term Loan 4.000%, 03/23/18	655,025	656,253

Computers—0.4%
Expert Global Solutions, Inc. Term Loan 8.500%, 04/03/18	2,320,522	2,366,932
Riverbed Technology, Inc. Term Loan 4.000%, 12/18/19	2,154,718	2,175,371
TASC, Inc. Term Loan 4.500%, 12/18/15	722,069	710,934

		5,253,237

Cosmetics/Personal Care—0.1%
Revlon Consumer Products Corp. Term Loan 4.000%, 11/20/17	664,796	666,355

Distribution/Wholesale—0.2%
WESCO Distribution, Inc. Term Loan 4.500%, 12/12/19	3,086,266	3,101,312

Diversified Financial Services—0.2%
Ocwen Financial Corp. Term Loan 5.000%, 02/15/18	2,776,050	2,814,221

Electric—0.3%
AES Corp. Term Loan 3.750%, 06/01/18	1,101,744	1,109,847
Calpine Corp. Term Loan 4.000%, 04/02/18	1,199,250	1,202,302
NRG Energy, Inc. Term Loan 2.750%, 07/02/18	904,268	899,747

Electric—(Continued)
NSG Holdings LLC Term Loan 4.750%, 12/11/19	697,593	703,697
Race Point Power Term Loan 7.750%, 01/11/18	231,734	232,893

		4,148,486

Electrical Components & Equipment—0.0%
Pelican Products, Inc. First Lien Delayed Draw Term Loan 7.000%, 07/11/18	597,438	597,064

Electronics—0.1%
Aeroflex, Inc. Term Loan 4.500%, 11/11/19	882,435	889,883
Dealer Computer Services, Inc. Term Loan 0.000%, 04/21/16 (e)	100,000	100,083
2.179%, 04/21/16	62,711	62,763

		1,052,729

Entertainment—0.1%
Pinnacle Entertainment, Inc. Term Loan 3.750%, 08/13/20	773,063	773,677
Six Flags Theme Parks, Inc. Term Loan 4.001%, 12/20/18	705,479	708,897

		1,482,574

Environmental Control—0.1%
Waste Industries USA., Inc. Term Loan 4.000%, 03/17/17	699,226	700,540

Food—0.1%
Advance Pierre Foods, Inc. Term Loan 5.750%, 07/10/17	223,313	224,777
Del Monte Foods Co. Term Loan 4.000%, 03/08/18	692,698	691,313
Pinnacle Foods Finance LLC Term Loan 3.250%, 04/29/20	985,050	977,908

		1,893,998

Forest Products & Paper—0.2%
Appvion, Inc. First Lien Term Loan 5.753%, 06/28/19	1,900,000	1,909,500

MIST-307

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.1%
Immucor, Inc. Term Loan 5.000%, 08/17/18	1,542,931	$1,550,646

Healthcare-Services—0.9%
Accentcare, Inc. Term Loan 6.500%, 12/22/16	491,021	304,433
Alliance Healthcare Services, Inc. Term Loan 4.250%, 06/03/19	748,125	749,763
Ardent Medical Services, Inc. Term Loan 6.750%, 07/02/18	426,775	429,442
Gentiva Health Services, Inc Term Loan 6.500%, 08/17/16	2,296,164	2,302,857
HCA, Inc. Extended Term Loan 2.929%, 05/01/18	104,810	104,726
Term Loan 2.998%, 03/31/17	251,355	251,422
Iasis Healthcare LLC Term Loan 4.500%, 05/03/18	706,970	709,289
Kindred Healthcare, Inc. Term Loan 4.250%, 06/01/18	1,587,671	1,586,083
MMM Holdings, Inc. Term Loan 9.750%, 12/12/17	468,806	471,736
MSO of Puerto Rico, Inc. Term Loan 9.750%, 12/12/17	340,949	343,080
Select Medical Corp. Term Loan 4.001%, 06/01/18	829,992	834,660
Surgical Care Affiliates LLC Term Loan 4.250%, 06/29/18	2,448,863	2,455,756
Universal Health Services, Inc. Term Loan 2.432%, 11/15/16	505,813	507,710
Virtual Radiologic Corp. Term Loan 7.251%, 12/22/16	1,312,875	846,804

		11,897,761

Home Builders—0.0%
Hillman Companies, Inc. Term Loan 4.250%, 05/29/17	266,211	268,540

Home Furnishings—0.1%
Tempur-Pedic International, Inc. Term Loan 3.500%, 03/18/20	1,686,362	1,674,347

Household Products/Wares—0.1%
Yankee Candle Co., Inc. Term Loan 6.250%, 04/02/19	834,892	836,286

Independent Power Producers & Energy Traders—0.1%
Calpine Construction Finance Co.L.P. Term Loan 3.000%, 05/04/20	1,172,063	1,149,207

Industrial Conglomerates—0.1%
Mirror BidCo Corp. Term Loan 5.250%, 12/27/19	1,220,775	1,229,418

Insurance—0.5%
Alliant Holdings I, Inc. Term Loan 5.000%, 12/20/19	496,250	498,111
CNO Financial Group, Inc. Term Loan 3.750%, 09/20/18	834,479	838,822
Confie Seguros Holding II Co. Term Loan 6.500%, 11/09/18	3,388,357	3,399,657
HUB International, Ltd. Extended Term Loan 3.625%, 06/13/17	1,027,653	1,031,723

		5,768,313

Internet Software & Services—0.0%
Autotrader.com, Inc. Term Loan 4.000%, 12/15/16	365,625	369,967

Machinery—0.1%
International Equipment Solutions LLC Term Loan 6.750%, 08/13/19	1,000,000	990,630

Machinery-Construction & Mining—0.0%
Terex Corp. Term Loan 4.500%, 04/28/17	317,038	320,505

Media—0.2%
Cengage Learning Acquisitions, Inc. Term Loan 4.750%, 07/03/14 (c)	730,620	538,832
Charter Communications Operating LLC Term Loan 3.000%, 01/04/21	1,122,188	1,112,447
HMH Holding, Inc. Term Loan 5.250%, 06/01/18	408,775	410,989

MIST-308

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Kasima LLC Term Loan 3.250%, 05/17/21	478,125	$475,287
WideOpenWest Finance LLC Term Loan 4.750%, 04/01/19	561,909	566,615

		3,104,170

Mining—0.2%
Novelis, Inc. Term Loan 3.750%, 03/10/17	802,325	803,765
U.S. Silica Holdings, Inc. Term Loan 4.000%, 07/17/20	366,581	366,886
Waupaca Foundry, Inc. Term Loan 4.500%, 06/29/17	1,794,559	1,797,547

		2,968,198

Oil & Gas—0.5%
Drillships Financing Holdings, Inc. Term Loan 6.000%, 03/31/21	950,000	961,281
Fieldwood Energy LLC Second Lien Term Loan 0.000%, 10/01/20 (e)	1,000,000	998,440
Frac Tech International LLC Term Loan 8.500%, 05/06/16	636,359	625,859
Glenn Pool Oil & Gas Trust Term Loan 4.500%, 05/02/16	1,311,638	1,318,197
Samson Investments Co. Second Lien Term Loan 6.000%, 09/25/18	2,200,000	2,206,534

		6,110,311

Packaging & Containers—0.2%
BWAY Corp. Term Loan 4.500%, 08/07/17	223,313	224,429
Exopack LLC Term Loan 5.000%, 05/31/17	1,989,822	1,997,284
Ranpak Corp. First Lien Term Loan 4.500%, 04/23/19	520,071	521,371
Reynolds Group Holdings, Inc. Term Loan 4.750%, 09/28/18	247,500	248,496

		2,991,580

Pharmaceuticals—0.7%
Aptalis Pharma, Inc. Term Loan 6.250%, 02/10/17	1,628,938	1,632,505
Endo Pharmaceuticals Holdings, Inc. Term Loan 4.000%, 06/18/18	103,800	104,124
Grifols, Inc. Term Loan 4.250%, 06/01/17	2,523,550	2,541,631
Par Pharmaceutical Cos., Inc. Term Loan 4.250%, 09/30/19	1,499,878	1,496,879
RPI Finance Trust Incremental Term Loan 4.000%, 11/09/18	1,387,158	1,392,360
Valeant Pharmaceuticals International, Inc. Term Loan 3.750%, 12/11/19	395,000	396,481
4.500%, 08/05/20	1,364,688	1,374,827

		8,938,807

Retail—0.3%
DineEquity, Inc. Term Loan 3.750%, 10/19/17	294,802	296,459
Dunkin’ Brands, Inc. Term Loan 3.750%, 02/14/20	1,867,874	1,866,996
Pilot Travel Centers LLC Term Loan 3.750%, 03/30/18	673,158	672,738
Wendy’s International, Inc. Term Loan 3.250%, 05/15/19	796,460	795,464

		3,631,657

Semiconductors—0.1%
Microsemi Corp. Term Loan 3.750%, 02/19/20	736,746	737,439

Software—0.4%
Cinedigm Digital Funding I LLC Term Loan 3.750%, 04/29/16	319,055	320,251
EPIQ Systems, Inc. Term Loan 4.750%, 08/27/20	700,000	699,415
First Data Corp. Extended Term Loan 4.180%, 03/23/18	372,933	370,136
Term Loan 4.180%, 03/24/17	28,291	28,091
IMS Health, Inc. Term Loan 3.750%, 09/01/17	639,894	640,559

MIST-309

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Floating Rate Loans (b)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
MedAssets, Inc. Term Loan 4.000%, 12/13/19	315,738	$316,685
Nuance Communications, Inc. Term Loan 2.930%, 08/07/19	724,227	718,948
Rovi Solutions Corp. Term Loan 3.500%, 03/29/19	1,044,750	1,038,534
Verint Systems, Inc. Term Loan 4.000%, 09/06/19	549,240	551,986
Vertafore, Inc. First Lien Term Loan 4.250%, 10/03/19	369,597	370,983

		5,055,588

Telecommunications—0.8%
Cincinnati Bell, Inc. Term Loan 4.000%, 09/10/20	1,445,000	1,439,039
CommScope, Inc. Term Loan 3.750%, 01/12/18	618,892	621,695
MCC Iowa LLC Term Loan 3.250%, 01/29/21	957,600	949,619
Telesat LLC Term Loan 3.500%, 03/28/19	2,567,598	2,557,969
Virgin Media Investment Holdings, Ltd. Term Loan 3.500%, 06/08/20	4,285,000	4,267,432

		9,835,754

Transportation—0.2%
CEVA Group plc Term Loan 5.248%, 08/31/16	316,996	302,137
5.266%, 08/31/16	809,650	771,697
Swift Transportation Co., Inc. Term Loan 2.930%, 12/21/16	895,787	901,574
4.000%, 12/21/17	328,487	330,198

		2,305,606

Total Floating Rate Loans (Cost $132,106,801)		131,955,901

Mortgage-Backed Securities—8.9%

Collateralized Mortgage Obligations—5.4%
Adjustable Rate Mortgage Trust 2.569%, 03/25/35 (b)	542,631	494,015

Collateralized Mortgage Obligations—(Continued)
American Home Mortgage Investment Trust 2.373%, 06/25/45 (b)	736,121	738,738
Banc of America Alternative Loan Trust 5.000%, 07/25/19	844,067	860,170
5.250%, 05/25/34	629,407	639,082
5.500%, 01/25/20	602,643	612,022
5.500%, 09/25/33	690,906	704,818
5.750%, 04/25/33	768,073	834,634
6.000%, 03/25/34	1,006,857	1,040,596
6.000%, 04/25/34	282,497	279,325
6.000%, 11/25/34	177,024	173,285
Banc of America Funding Corp. 0.314%, 08/26/36 (144A) (b)	554,210	548,100
5.500%, 01/25/36	907,453	891,886
Banc of America Mortgage 2004-L Trust (CMO) 3.120%, 01/25/35 (b)	149,615	146,165
Banc of America Mortgage Securities, Inc. 2.697%, 06/25/34 (b)	217,885	218,362
2.771%, 09/25/33 (b)	518,016	519,703
2.890%, 10/25/33 (b)	1,166,252	1,167,296
4.750%, 10/25/20	30,745	30,810
5.082%, 09/25/35 (b)	300,219	297,955
5.750%, 01/25/35	808,235	829,195
Bayview Opportunity Master Fund Trust IIB L.P. 2.981%, 01/28/33 (144A) (b)	877,385	872,998
BCAP LLC Trust 2.607%, 12/27/34 (144A) (b)	272,414	275,898
Bear Stearns Adjustable Rate Mortgage Trust 4.937%, 02/25/35 (b)	293,091	295,031
Bear Stearns ALT-A Trust 0.679%, 03/25/35 (b)	133,107	129,570
2.730%, 10/25/33 (b)	294,649	291,106
Charlie Mac LLC 5.000%, 10/25/34	191,552	196,727
Chase Mortgage Finance Corp. 5.000%, 10/25/33	80,134	82,806
CHL Mortgage Pass-Through Trust 5.500%, 08/25/35	652,361	651,331
Citicorp Mortgage Securities, Inc. 5.000%, 02/25/36	85,964	88,613
5.500%, 02/25/22	60,198	61,291
Citigroup Mortgage Loan Trust 1.187%, 09/25/37 (144A) (b)	1,755,894	1,716,880
Citigroup Mortgage Loan Trust, Inc. 2.654%, 09/25/35 (b)	413,601	400,013
Countrywide Alternative Loan Trust 0.579%, 03/25/34 (b)	110,290	108,675
4.250%, 09/25/33	387,306	391,959
5.000%, 07/25/19	1,000,000	1,036,838
5.125%, 03/25/34	405,520	408,417
5.250%, 09/25/33	766,973	795,975
5.500%, 01/25/35	559,461	568,926
5.500%, 03/25/35	644,436	563,080
5.750%, 12/25/33	872,060	900,379
5.750%, 03/25/34	600,794	592,805

MIST-310

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust 3.010%, 09/25/33 (b)	4,137	$3,910
5.500%, 03/25/34	273,228	280,609
Credit Suisse First Boston Mortgage Securities Corp. 2.554%, 11/25/33 (b)	469,569	463,881
5.000%, 08/25/20	197,930	201,183
Credit Suisse Mortgage Capital Certificates 1.180%, 11/26/37 (144A) (b)	511,190	497,433
3.922%, 06/25/50 (144A) (b)	1,750,000	1,743,306
5.000%, 04/25/37	186,432	180,819
Del Coronado Trust 2.133%, 03/15/26 (144A) (b)	484,000	479,293
First Horizon Mortgage Pass-Through Trust 5.675%, 10/25/34 (b)	444,371	439,892
GMAC Mortgage Corp. Loan Trust 5.099%, 05/25/35 (b)	520,352	509,154
GSR Mortgage Loan Trust 5.712%, 02/25/34 (b)	177,741	173,282
Impac CMB Trust 0.699%, 04/25/35 (b)	938,213	846,645
0.819%, 09/25/34 (b)	349,586	320,196
0.899%, 10/25/34 (b)	356,022	348,401
0.919%, 11/25/34 (b)	1,984,111	1,906,480
0.939%, 01/25/35 (b)	607,767	528,782
0.979%, 10/25/34 (b)	589,559	504,386
Impac Secured Assets Trust 0.379%, 12/25/36 (b)	957,280	866,116
0.529%, 08/25/36 (b)	1,062,694	1,021,906
Jefferies Resecuritization Trust 2.690%, 05/26/37 (144A) (b)	243,676	244,866
JPMorgan Mortgage Trust 2.343%, 07/25/35 (b)	321,099	318,339
3.500%, 05/25/43 (144A) (b)	686,846	675,645
3.723%, 05/25/43 (144A) (b)	668,977	634,964
6.000%, 09/25/34	798,583	821,782
MASTR Alternative Loans Trust 5.500%, 10/25/19	609,445	625,599
5.500%, 02/25/35	909,757	910,565
6.000%, 07/25/34	1,327,452	1,362,833
6.412%, 01/25/35 (b)	335,767	350,015
MASTR Seasoned Securities Trust 6.572%, 09/25/32 (b)	499,878	523,171
Merrill Lynch Mortgage Investors Trust 2.534%, 02/25/35 (b)	1,393,424	1,394,352
MLCC Mortgage Investors, Inc. 2.380%, 10/25/35 (b)	239,506	238,901
Morgan Stanley Re-REMIC Trust 5.000%, 11/26/36 (144A)	2,100,000	2,132,703
MortgageIT Trust 0.959%, 11/25/34 (b)	1,868,401	1,768,347
Nomura Asset Acceptance Corp. 5.500%, 08/25/33	561,227	578,118
PHH Mortgage Capital LLC 6.600%, 12/25/27 (144A)	457,124	467,883

Collateralized Mortgage Obligations—(Continued)
RESI Finance L.P. 1.582%, 09/10/35 (144A) (b)	820,260	731,927
Residential Accredit Loans, Inc. Trust 0.779%, 04/25/34 (b)	272,056	263,234
4.750%, 04/25/34	414,661	429,377
5.000%, 03/25/19	103,215	107,236
5.500%, 09/25/32	194,206	198,587
5.500%, 12/25/34	646,345	664,954
5.750%, 04/25/34	450,000	451,016
Residential Asset Securitization Trust 0.629%, 10/25/34 (b)	519,770	460,718
5.500%, 02/25/35	286,834	292,079
5.500%, 07/25/35	651,015	634,249
RFMSI Series 2005-S5 Trust 5.250%, 07/25/35	847,843	855,591
Sequoia Mortgage Trust 0.380%, 05/20/35 (b)	876,591	768,212
0.400%, 03/20/35 (b)	378,514	338,890
0.800%, 09/20/33 (b)	322,325	313,530
3.000%, 06/25/43	600,634	559,453
Sequoia Mortgage Trust (CMO) 3.000%, 06/25/43 (b)	654,247	617,376
Spirit Master Funding LLC 5.740%, 03/20/25 (144A)	181,064	177,093
Springleaf Mortgage Loan Trust 5.300%, 12/25/59 (144A) (b)	175,000	173,870
Structured Adjustable Rate Mortgage Loan Trust 2.507%, 07/25/34 (b)	528,413	522,989
2.594%, 02/25/34 (b)	324,146	325,069
2.881%, 03/25/34 (b)	211,662	210,685
Structured Asset Mortgage Investments Trust 0.921%, 12/19/33 (b)	974,582	907,556
Structured Asset Securities Corp. 0.829%, 10/25/37 (144A) (b)	854,915	838,885
2.616%, 06/25/33 (b)	661,235	658,881
2.662%, 10/25/33 (b)	801,900	807,455
6.000%, 08/25/35	375,227	353,186
Thornburg Mortgage Securities Trust 1.780%, 03/25/44 (b)	920,396	913,705
2.739%, 06/25/43 (b)	680,096	675,045
4.076%, 03/25/44 (b)	588,431	587,279
Vericrest Opportunity Loan Transferee 2.487%, 02/26/52 (144A)	730,719	732,092
3.222%, 05/27/53 (144A)	279,195	275,008
WaMu Mortgage Pass-Through Certificates 0.578%, 10/25/44 (b)	118,255	105,034
2.418%, 08/25/34 (b)	108,762	108,029
2.418%, 08/25/35 (b)	815,881	792,588
2.430%, 01/25/35 (b)	3,183,594	3,222,211
Wells Fargo Mortgage Backed Securities Trust 2.636%, 06/25/35 (b)	663,922	665,658
2.640%, 10/25/34 (b)	361,658	367,987
4.977%, 04/25/35 (b)	86,649	88,496
5.250%, 10/25/35	493,991	507,563
5.500%, 10/25/35	226,367	226,438

		67,748,463

MIST-311

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—3.5%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	1,300,000	$1,293,776
Bayview Commercial Asset Trust 3.548%, 09/25/37 (144A) (f)	9,370,607	740,278
4.695%, 07/25/37 (144A) (f)	6,512,147	211,645
Bear Stearns Commercial Mortgage Securities Trust 7.645%, 10/15/36 (144A) (b)	460,001	470,298
Commercial Mortgage Pass-Through Certificates 0.312%, 12/15/20 (144A) (b)	148,856	147,163
0.362%, 06/15/22 (144A) (b)	861,996	849,673
2.436%, 10/15/45	690,000	666,984
2.822%, 11/15/45	450,000	425,043
2.941%, 01/10/46	1,350,000	1,279,815
3.147%, 08/15/45	550,000	535,246
4.934%, 12/10/44 (b)	300,000	315,344
5.147%, 07/17/28 (144A) (b)	156,016	157,823
6.850%, 08/15/33 (144A) (b)	52,968	51,896
DBUBS Mortgage Trust 5.577%, 08/10/44 (144A) (b)	1,400,000	1,526,013
5.729%, 11/10/46 (144A) (b)	600,000	643,226
FREMF Mortgage Trust 3.310%, 03/25/45 (144A) (b)	700,000	657,306
3.612%, 11/25/46 (144A) (b)	800,000	817,798
3.949%, 06/25/47 (144A) (b)	420,000	388,603
4.019%, 01/25/47 (144A) (b)	1,200,000	1,126,805
4.176%, 05/25/45 (144A) (b)	988,000	869,322
4.436%, 07/25/48 (144A) (b)	1,825,000	1,836,763
4.495%, 01/25/46 (144A) (b)	765,000	750,364
4.756%, 11/25/49 (144A) (b)	1,050,000	1,046,170
5.051%, 07/25/44 (144A) (b)	900,000	955,830
5.330%, 09/25/45 (144A) (b)	900,000	932,463
5.333%, 02/25/47 (144A) (b)	400,000	410,922
5.405%, 09/25/43 (144A) (b)	400,000	416,676
5.619%, 04/25/20 (144A) (b)	600,000	633,477
GE Business Loan Trust 0.352%, 04/16/35 (144A) (b)	549,927	494,200
GMAC Commercial Mortgage Securities, Inc. 5.307%, 04/10/40 (b)	450,000	450,882
5.422%, 05/10/40 (144A) (b)	425,000	423,624
GS Mortgage Securities Corp. II 2.202%, 03/06/20 (144A) (b)	500,000	501,246
3.377%, 05/10/45	1,000,000	1,000,187
3.682%, 02/10/46 (144A)	750,000	705,677
4.782%, 07/10/39	244,887	247,536
5.560%, 11/10/39	800,000	881,718
GS Mortgage Securities Trust 3.135%, 06/10/46	1,250,000	1,193,536
Irvine Core Office Trust 3.279%, 05/15/48 (144A) (b)	1,250,000	1,183,460
JPMorgan Chase Commercial Mortgage Securities Trust 0.542%, 11/15/18 (144A) (b)	602,399	570,776
1.982%, 04/15/28 (144A) (b)	1,100,000	1,082,316
3.616%, 11/15/43 (144A)	1,000,000	1,053,939
3.977%, 10/15/45 (144A) (b)	700,000	679,763

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 4.650%, 07/15/28 (144A) (b)	850,000	861,623
5.710%, 11/15/43 (144A) (b)	300,000	323,598
LB-UBS Commercial Mortgage Trust 5.616%, 10/15/35 (144A) (b)	713,523	720,335
Lehman Brothers Floating Rate Commercial Mortgage Trust 1.082%, 06/15/22 (144A) (b)	800,000	798,799
Lehman Brothers Small Balance Commercial 0.429%, 02/25/30 (144A) (b)	1,077,773	903,124
0.429%, 09/25/30 (144A) (b)	454,347	405,194
Lehman Brothers Small Balance Commercial Mortgage Trust 0.379%, 09/25/36 (144A) (b)	444,740	352,995
1.029%, 10/25/37 (144A) (b)	24,672	24,608
1.129%, 10/25/37 (144A) (b)	285,139	282,987
LSTAR Commercial Mortgage Trust 5.519%, 06/25/43 (144A) (b)	942,000	991,492
Merrill Lynch Financial Assets, Inc. 4.711%, 03/12/49 (CAD) (b)	89,351	91,169
Merrill Lynch Mortgage Trust 5.334%, 11/12/35 (b)	750,000	751,429
Morgan Stanley Capital I Trust 5.406%, 03/15/44	62,000	66,391
5.569%, 12/15/44	750,000	810,622
NorthStar 2012-1 Mortgage Trust 4.424%, 08/25/29 (144A) (b)	800,000	802,731
ORES NPL LLC 3.081%, 09/25/25 (144A)	1,163,918	1,164,025
S2 Hospitality LLC 4.500%, 04/15/25 (144A) (g)	33,925	33,925
Timberstar Trust 5.668%, 10/15/36 (144A)	540,000	593,502
7.530%, 10/15/36 (144A)	1,549,000	1,584,151
Wells Fargo Commercial Mortgage Trust 5.771%, 11/15/43 (144A) (b)	950,000	1,013,046

WF-RBS Commercial Mortgage Trust 5.392%, 02/15/44 (144A) (b)	250,000	262,625
5.417%, 06/15/44 (144A) (b)	400,000	398,363

		43,862,316

Total Mortgage-Backed Securities (Cost $109,469,865)		111,610,779

U.S. Treasury & Government Agencies—6.7%

Agency Sponsored Mortgage-Backed—3.5%
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	211,681	224,600
5.000%, 02/01/20	103,402	110,768
5.000%, 10/01/20	504,770	541,667
5.000%, 12/01/21	40,771	43,735
5.000%, 02/01/22	17,970	19,277
5.000%, 06/01/22	42,803	45,923

MIST-312

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool 5.000%, 09/01/22	344,079	$365,445
5.000%, 07/01/23	278,967	296,348
Fannie Mae 20 Yr. Pool 5.500%, 03/01/25	145,514	160,012
Fannie Mae 30 Yr. Pool 3.500%, 11/01/40	3,646,772	3,715,038
3.500%, 12/01/42	1,187,221	1,210,612
3.500%, 07/01/43	3,125,000	3,183,509
4.000%, 12/01/40	1,330,402	1,405,079
4.000%, 12/01/41	961,871	1,009,497
4.000%, 01/01/42	800,185	839,984
4.000%, 12/01/42	190,840	200,204
4.500%, 03/01/35	97,608	104,367
4.500%, 07/01/35	176,105	187,843
4.500%, 05/01/39	3,931,388	4,242,913
4.500%, 12/01/40	986,894	1,059,654
4.500%, 05/01/41	388,398	415,376
4.500%, 11/01/41	622,383	664,575
4.500%, 12/01/41	143,311	153,547
5.000%, 06/01/40	462,931	503,717
5.000%, 07/01/40	404,168	439,082
6.000%, 03/01/32	952	1,055
6.000%, 07/01/37	92,123	100,579
6.000%, 07/01/38	779,018	850,558
6.500%, 07/01/31	377	417
6.500%, 10/01/31	643	711
6.500%, 02/01/32	507	565
6.500%, 12/01/36	3,724	4,133
6.500%, 03/01/37	88,298	97,589
6.500%, 10/01/37	72,741	80,491
7.000%, 09/01/29	394	445
7.500%, 01/01/30	936	1,077
7.500%, 10/01/30	107	122
Fannie Mae Pool 4.000%, 01/01/42	207,081	217,245
4.000%, 04/01/42	1,501,974	1,576,382
Fannie Mae REMICS (CMO) 3.500%, 01/25/29 (f)	444,453	32,610
4.500%, 06/25/29	800,000	869,520
5.000%, 09/25/39	137,226	140,396
Freddie Mac 15 Yr. Gold Pool 4.500%, 11/01/18	109,999	116,191
5.000%, 12/01/21	166,736	180,101
5.500%, 10/01/16	1,580	1,663

6.000%, 06/01/17	18,082	19,146
Freddie Mac 30 Yr. Gold Pool 3.500%, 10/01/40	866,061	879,606
5.000%, 05/01/34	333,181	359,047
5.000%, 06/01/35	121,700	130,942
5.000%, 05/01/37	566,507	609,642
5.000%, 09/01/38	25,472	27,406
5.000%, 10/01/38	239,301	257,474
5.000%, 11/01/39	1,844,672	2,005,152
5.000%, 12/01/39	407,562	446,110
6.000%, 06/01/35	34,744	37,812
6.000%, 12/01/36	59,287	64,926

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO) 5.000%, 06/15/34	527,065	543,286
Ginnie Mae I 15 Yr. Pool 5.000%, 10/15/18	140,347	149,593
5.500%, 08/15/19	44,105	46,895
5.500%, 10/15/19	224,119	238,646
6.000%, 05/15/17	2,032	2,134
6.000%, 06/15/17	1,608	1,693
6.000%, 08/15/19	15,128	16,268
Ginnie Mae I 30 Yr. Pool 4.500%, 09/15/33	165,034	178,395
4.500%, 05/15/34	320,234	348,623
4.500%, 12/15/34	114,594	123,774
4.500%, 04/15/35	381,161	411,118
4.500%, 10/15/35	143,854	154,712
4.500%, 08/15/41	1,061,957	1,148,625
5.000%, 04/15/35	16,688	18,579
5.500%, 01/15/34	117,562	132,314
5.500%, 04/15/34	48,034	53,185
5.500%, 07/15/34	231,801	256,661
5.500%, 10/15/34	167,093	184,913
5.500%, 06/15/35	62,576	69,022
5.500%, 11/15/35	72,548	79,629
5.750%, 10/15/38	182,181	199,768
6.000%, 02/15/24	2,606	2,874
6.000%, 11/15/28	1,768	1,952
6.000%, 02/15/33	3,800	4,251
6.000%, 03/15/33	14,994	16,654
6.000%, 06/15/33	13,404	14,926
6.000%, 07/15/33	11,743	13,059
6.000%, 09/15/33	16,849	18,804
6.000%, 10/15/33	7,854	8,778
6.000%, 08/15/34	51,818	57,790
6.500%, 03/15/29	4,865	5,458
6.500%, 02/15/32	2,253	2,527
6.500%, 03/15/32	2,229	2,499
6.500%, 11/15/32	6,108	6,866
7.000%, 05/15/23	3,053	3,076
7.000%, 03/15/31	484	549
Ginnie Mae II 30 Yr. Pool 4.500%, 09/20/41	982,153	1,060,078
5.000%, 08/20/34	163,144	179,077
5.500%, 03/20/34	18,447	20,453
6.000%, 05/20/32	26,681	29,689
6.000%, 11/20/33	31,697	35,710
Government National Mortgage Association 0.706%, 03/16/51 (b) (f)	4,372,262	151,508
1.031%, 02/16/53 (b) (f)	9,301,214	776,614
1.051%, 03/16/53 (b) (f)	6,261,646	504,294
1.056%, 04/16/51 (b) (f)	2,764,747	136,349

1.068%, 09/16/52 (b) (f)	9,471,694	817,720
1.095%, 08/16/52 (b) (f)	9,778,255	721,694
1.113%, 10/16/52 (b) (f)	4,949,325	255,192
1.408%, 10/16/43 (b) (f)	7,044,810	403,675
4.973%, 04/16/42	300,000	329,643

MIST-313

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO) 3.000%, 04/20/41	1,435,172	$1,462,172
4.500%, 09/20/39	2,235,000	2,439,983

		44,093,632

U.S. Treasury—3.2%
U.S. Treasury Bonds 2.875%, 05/15/43 (a)	8,000,000	6,790,000
4.250%, 05/15/39 (a)	3,110,000	3,454,044
4.375%, 02/15/38 (a)	1,727,000	1,955,558
4.375%, 11/15/39	455,000	515,146
4.500%, 02/15/36	1,610,000	1,860,556
4.500%, 05/15/38	4,704,000	5,427,240
4.500%, 08/15/39	8,590,000	9,917,421
5.000%, 05/15/37	289,000	357,096
5.375%, 02/15/31 (a)	1,750,000	2,231,796
6.250%, 08/15/23	87,000	115,139
U.S. Treasury Notes 1.750%, 05/15/23 (a)	4,000,000	3,706,564
3.125%, 05/15/19	3,500,000	3,792,306

		40,122,866

Total U.S. Treasury & Government Agencies (Cost $81,416,409)		84,216,498

Foreign Government—6.3%

Municipal—0.3%
Brazil Minas SPE via State of Minas Gerais 5.333%, 02/15/28 (144A)	3,000,000	2,887,500
Province of Salta Argentina 9.500%, 03/16/22 (144A)	900,000	792,104

		3,679,604

Provincial—0.5%
Queensland Treasury Corp. 5.750%, 07/22/24 (AUD)	3,000,000	2,999,874
6.000%, 07/21/22 (AUD)	2,500,000	2,566,005

		5,565,879

Sovereign—5.5%
Brazilian Government International Bond 10.250%, 01/10/28 (BRL)	3,250,000	1,462,742
Croatia Government International Bond 5.500%, 04/04/23 (144A) (a)	1,300,000	1,244,750
Ghana Government International Bond 19.240%, 05/30/16 (GHS)	3,200,000	1,440,440
Indonesia Recapitalization Bond 14.275%, 12/15/13 (IDR)	4,350,000,000	381,074
Indonesia Treasury Bonds 6.125%, 05/15/28 (IDR)	4,898,000,000	332,468
7.000%, 05/15/22 (IDR)	4,500,000,000	350,816
7.000%, 05/15/27 (IDR)	4,400,000,000	324,782

Sovereign—(Continued)
Indonesia Treasury Bonds 8.250%, 06/15/32 (IDR)	32,495,000,000	2,606,242

Ireland Government Bond 5.000%, 10/18/20 (EUR)	1,820,000	2,665,614
Malaysia Government Bond 3.418%, 08/15/22 (MYR)	8,800,000	2,624,422
Mexican Bonos 6.500%, 06/09/22 (MXN)	88,230,000	6,979,017
7.500%, 06/03/27 (MXN)	59,000,000	4,932,345
Mexican Udibonos 2.000%, 06/09/22 (MXN)	1,838,445	139,121
3.500%, 12/14/17 (MXN)	19,030,389	1,603,320
Nigeria Government Bond 16.000%, 06/29/19 (NGN)	453,000,000	3,103,236
Nigeria Treasury Bill 10.233%, 02/06/14 (NGN) (h)	352,000,000	2,089,330
Norwegian Government Bonds 2.000%, 05/24/23 (NOK)	10,000,000	1,548,424
4.250%, 05/19/17 (NOK)	19,440,000	3,490,197
4.500%, 05/22/19 (NOK)	14,950,000	2,762,659
5.000%, 05/15/15 (NOK)	21,450,000	3,755,424
Philippine Government Bonds 5.875%, 03/01/32 (PHP)	154,350,000	3,821,102
7.625%, 09/29/36 (PHP)	63,060,000	1,834,235
8.000%, 07/19/31 (PHP)	15,800,000	490,067
Republic of Ghana 7.875%, 08/07/23 (144A)	2,600,000	2,522,000
Romania Government Bonds 5.850%, 04/26/23 (RON)	14,070,000	4,466,884
5.900%, 07/26/17 (RON)	4,920,000	1,568,346
Russian Federal Bond - OFZ 7.500%, 03/15/18 (RUB)	84,000,000	2,676,080
Russian Foreign Bond - Eurobond 7.500%, 03/31/30 (144A)	856,213	1,009,029
Sri Lanka Government International Bond 5.875%, 07/25/22 (144A)	650,000	594,750
Turkey Government Bond 10.500%, 01/15/20 (TRY)	4,855,000	2,576,451
Ukraine Government International Bonds 6.750%, 11/14/17 (144A)	300,000	256,500
7.500%, 04/17/23 (144A) (a)	300,000	247,875
7.800%, 11/28/22 (144A)	700,000	583,625
9.250%, 07/24/17 (144A)	2,850,000	2,633,543

		69,116,910

Total Foreign Government (Cost $83,260,308)		78,362,393

Municipals—5.8%
Baylor University 4.313%, 03/01/42	800,000	727,552
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33 (b)	3,360,000	3,512,712

MIST-314

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Butler AL, Industrial Development Board Solid Waste Disposal Revenue Georgia-Pacific Corp. Project 5.750%, 09/01/28	625,000	$642,881
California Educational Facilities Authority Revenue 5.000%, 06/01/43	1,470,000	1,676,476
Charleston SC, Waterworks & Sewer Revenue Capital Improvement 5.000%, 01/01/35	350,000	369,999
5.000%, 01/01/41	1,975,000	2,052,657
Charlotte Special Facilities Revenue Refunding Charlotte / Douglas International Airport 5.600%, 07/01/27	1,000,000	964,620
Connecticut State Health & Educational, Facility Authority Revenue, Yale University 5.000%, 07/01/40	2,000,000	2,099,640

5.000%, 07/01/42	1,451,000	1,500,871
Gulf Coast Waste Disposal Authority 5.200%, 05/01/28	945,000	952,220
Hampton Roads Sanitation District VA, Wastewater Revenue 5.000%, 04/01/38	550,000	574,954
Harris County, TX Metropolitan Transit Authority, Sales & Use Tax 5.000%, 11/01/41	1,200,000	1,227,972
Houston TX, Higher Education Finance Corp. Revenue Rice University Project 4.500%, 11/15/37	1,700,000	1,713,277
5.000%, 05/15/40	1,000,000	1,052,240
Illinois Finance Authority 5.000%, 10/01/51	800,000	809,984
Indianapolis Airport Authority Federal Express Corp. Project 5.100%, 01/15/17	660,000	722,264
JobsOhio Beverage System 3.985%, 01/01/29	2,990,000	2,774,092
4.532%, 01/01/35	760,000	713,686
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Westlake Chemical Corp. Projects 6.750%, 11/01/32	1,550,000	1,626,167
Massachusetts State Development Finance Agency Revenue Board Institute, Inc. 5.250%, 04/01/37	1,350,000	1,399,896
5.375%, 04/01/41	400,000	415,608
Massachusetts State Development Finance Agency Revenue Harvard University 5.000%, 10/15/40	800,000	853,664
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University 5.500%, 11/15/36	4,300,000	4,782,503
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology 5.500%, 07/01/32	950,000	1,153,576
Massachusetts State Health & Educational Facilities Authority Revenue Massachusetts Institute of Technology 6.000%, 07/01/36	675,000	771,275
Missouri State Health & Educational Facilities Authority Revenue Washington University 5.000%, 11/15/39	1,900,000	2,010,561
New Hampshire Health & Educational Facilities Authority Revenue, Wentworth Douglas Hospital 6.500%, 01/01/41	600,000	645,402
New Jersey Economic Development Authority Lease Revenue Zero Coupon, 02/15/18	3,400,000	2,946,304
New Jersey Economic Development Authority Special Facilities Revenue, Continental Airlines, Inc. Project 7.000%, 11/15/30 (b)	117,000	117,316
New Jersey State Transportation Trust Fund Authority Transportation Systems 5.500%, 06/15/41	2,000,000	2,107,500
New York City Transitional Finance Authority Revenue Future Tax Secured 5.000%, 11/01/33	300,000	319,086
New York State Dormitory Authority Revenues Non State Supported Debt, Columbia University 5.000%, 07/01/38	2,500,000	2,646,800
5.000%, 10/01/41	2,040,000	2,156,096
New York State Dormitory Authority Revenues Non State Supported Debt, Cornell University 5.000%, 07/01/35	175,000	182,198
5.000%, 07/01/40	1,200,000	1,231,680
Port Authority of New York & New Jersey 4.458%, 10/01/62	460,000	388,806
Port of Corpus Christi Authority TX Celanese Project 6.700%, 11/01/30	1,500,000	1,500,615
San Francisco CA Public Utilities Commission Water Revenue 5.000%, 11/01/37	2,470,000	2,598,292
Selma AL, Industrial Development Board Revenue Gulf Opportunity Zone, International Paper Co. Projects 6.250%, 11/01/33	800,000	854,840
South Carolina State Public Service Authority 5.000%, 12/01/43	3,100,000	3,156,513
St. John Baptist Parish LA, Revenue Bond Marathon Oil Corp. 5.125%, 06/01/37	1,710,000	1,694,832
State of California 3.380%, 05/15/28	1,200,000	1,055,940
State of Florida 4.000%, 06/01/27	1,375,000	1,414,531
State of Virginia 5.000%, 06/01/43	900,000	961,812

MIST-315

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
State of Washington 3.000%, 07/01/28	450,000	$401,247
Sweetwater County WY, Solid Waste Disposal Revenue FMC Corp. Project 5.600%, 12/01/35	1,670,000	1,755,120
Tarrant Regional Water District 5.000%, 03/01/52	1,300,000	1,335,880
Texas A&M University Permanent University Fund 5.000%, 07/01/30	530,000	586,593
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (b)	1,505,000	1,564,101
Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/30	750,000	724,755
5.000%, 12/15/31	1,550,000	1,482,064
University of Texas System 5.000%, 08/15/43	395,000	417,274
Washington State General Obligation Unlimited, Motor Vehicle Fuel Taxable 5.000%, 08/01/39	1,050,000	1,091,276
Wisconsin State General Reserve 5.750%, 05/01/33	134,000	146,877
Yavapai County AZ, Industrial Development Authority Solid Waste Disposal Revenue Waste Management, Inc. Project 4.900%, 03/01/28	300,000	296,628

Total Municipals (Cost $72,093,313)		72,881,725

Convertible Bonds—4.8%

Biotechnology—0.3%
Cubist Pharmaceuticals, Inc. 1.125%, 09/01/18 (144A) (a)	1,345,000	1,453,441
1.875%, 09/01/20 (144A)	1,450,000	1,560,562
PDL BioPharma, Inc. 3.750%, 05/01/15	1,050,000	1,352,531

		4,366,534

Coal—0.2%
Alpha Appalachia Holdings, Inc. 3.250%, 08/01/15 (a)	224,000	209,440
Alpha Natural Resources, Inc. 3.750%, 12/15/17 (a)	1,425,000	1,356,422
James River Coal Co. 10.000%, 06/01/18 (144A)	795,000	425,325

		1,991,187

Computers—0.3%
Mentor Graphics Corp. 4.000%, 04/01/31 (a)	2,213,000	2,899,030

Computers—(Continued)
SanDisk Corp. 1.500%, 08/15/17 (a)	930,000	1,229,925

		4,128,955

Electrical Components & Equipment—0.2%
General Cable Corp. 4.500%, 11/15/29 (a) (i)	2,420,000	2,733,088

Electronics—0.2%
Vishay Intertechnology, Inc. 2.250%, 05/15/41 (144A) (a)	2,545,000	2,160,069

Forest Products & Paper—0.0%
Sino-Forest Corp. 4.250%, 12/15/16 (j)	1,246,000	3,115
5.000%, 08/01/13 (j)	500,000	1,250

		4,365

Healthcare-Products—0.7%
Hologic, Inc. 2.000%, 12/15/37 (i)	3,000,000	3,375,000
2.000%, 03/01/42 (a) (i)	1,400,000	1,407,000
NuVasive, Inc. 2.750%, 07/01/17	3,680,000	3,588,000

		8,370,000

Healthcare-Services—0.4%
WellPoint, Inc. 2.750%, 10/15/42 (144A) (a)	4,100,000	5,219,812

Home Builders—0.2%
KB Home 1.375%, 02/01/19 (a)	1,275,000	1,294,922
Ryland Group, Inc. (The) 0.250%, 06/01/19 (a)	645,000	588,562

		1,883,484

Insurance—0.1%
Fidelity National Financial, Inc. 4.250%, 08/15/18	850,000	1,203,813

Internet—0.3%
priceline.com, Inc. 0.350%, 06/15/20 (144A) (a)	2,000,000	2,093,750
WebMD Health Corp. 2.250%, 03/31/16	800,000	783,500
2.500%, 01/31/18	485,000	456,809

		3,334,059

Mining—0.2%
Vedanta Resources Jersey, Ltd. 5.500%, 07/13/16	2,200,000	2,216,500

MIST-316

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.3%
Chesapeake Energy Corp. 2.250%, 12/15/38	1,250,000	$1,140,625
Cobalt International Energy, Inc. 2.625%, 12/01/19 (a)	2,890,000	3,056,175

		4,196,800

Pharmaceuticals—0.2%
Omnicare, Inc. 3.250%, 12/15/35	568,000	603,500
Salix Pharmaceuticals, Ltd. 1.500%, 03/15/19 (a)	1,205,000	1,478,384

		2,081,884

Semiconductors—1.0%
Intel Corp. 2.950%, 12/15/35 (a)	4,130,000	4,470,725
3.250%, 08/01/39	904,000	1,119,265
Lam Research Corp. 1.250%, 05/15/18 (a)	2,199,000	2,645,672
Novellus Systems, Inc. 2.625%, 05/15/41	1,049,000	1,660,698
Xilinx, Inc. 3.125%, 03/15/37	1,850,000	2,992,375

		12,888,735

Software—0.1%
Nuance Communications, Inc. 2.750%, 11/01/31 (a)	1,745,000	1,763,541

Transportation—0.0%
Golar LNG, Ltd. 3.750%, 03/07/17	300,000	305,640

Trucking & Leasing—0.1%
Greenbrier Cos., Inc. 3.500%, 04/01/18	930,000	998,006

Total Convertible Bonds (Cost $52,844,904)		59,846,472

Asset-Backed Securities—3.7%

Asset-Backed - Automobile—0.4%
American Credit Acceptance Receivables Trust 4.050%, 02/15/18 (144A)	321,000	326,727
AmeriCredit Automobile Receivables Trust 4.040%, 07/10/17	300,000	313,141
Capital Auto Receivables Asset Trust 2.190%, 09/20/21	500,000	488,691
CarNow Auto Receivables Trust 2.980%, 11/15/17 (144A)	473,000	472,937
3.240%, 03/15/16 (144A)	151,665	152,160
Chesapeake Funding LLC 0.632%, 05/07/24 (144A) (b)	550,000	548,955
1.332%, 05/07/24 (144A) (b)	300,000	298,864

Asset-Backed - Automobile—(Continued)
DT Auto Owner Trust 2.260%, 10/16/17 (144A)	547,358	547,983
First Investors Auto Owner Trust 2.530%, 01/15/20 (144A)	275,000	266,677
Prestige Auto Receivables Trust 3.900%, 07/16/18 (144A)	577,000	589,618
Santander Drive Auto Receivables Trust 2.700%, 08/15/18	650,000	654,094
3.780%, 11/15/17	400,000	408,978

		5,068,825

Asset-Backed - Home Equity—0.9%
Accredited Mortgage Loan Trust 0.329%, 09/25/36 (b)	1,118,545	1,073,799
ACE Securities Corp. 0.359%, 03/25/36 (b)	465,857	450,191
6.500%, 08/15/30 (144A) (b)	1,122,044	1,168,233
Aegis Asset Backed Securities Trust 0.449%, 12/25/35 (b)	940,982	870,143
Asset Backed Securities Corp. 0.839%, 04/25/35 (b)	11,351	11,345
Bear Stearns Asset Backed Securities Trust 0.309%, 10/25/36 (b)	197,377	194,402
Citigroup Mortgage Loan Trust 0.929%, 05/25/35 (144A) (b)	429,900	404,645
Conseco Financial Corp. 6.240%, 12/01/28 (b)	45,320	46,685
Greenpoint Manufactured Housing 8.450%, 06/20/31 (b)	133,476	127,848
Home Equity Asset Trust 0.289%, 03/25/37 (b)	549,329	542,968
0.459%, 12/25/35 (b)	18,872	18,836
0.559%, 01/25/36 (b)	368,815	352,364
Irwin Home Equity Corp. 0.879%, 03/25/25 (b)	298,189	272,587
Lehman ABS Manufactured Housing Contract Trust 5.873%, 04/15/40	227,061	241,997
Madison Avenue Manufactured Housing Contract 2.429%, 03/25/32 (b)	1,279,722	1,279,101
3.429%, 03/25/32 (b)	250,000	244,330
Mid-State Capital Trust 5.250%, 12/15/45 (144A)	458,715	476,638
7.000%, 12/15/45 (144A)	542,117	564,198
Mid-State Trust 7.540%, 02/15/36	46,209	49,778
Nationstar Home Equity Loan Trust 0.329%, 03/25/37 (b)	356,812	332,501
Option One Mortgage Loan Trust 0.439%, 11/25/35 (b)	505,236	495,705
Origen Manufactured Housing Contract Trust 5.460%, 11/15/35 (b)	348,712	361,457
5.460%, 06/15/36 (b)	283,323	297,014
5.910%, 01/15/35 (b)	486,507	518,454

MIST-317

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Residential Asset Mortgage Products Trust 0.649%, 07/25/35 (b)	348,526	$342,614
Soundview Home Loan Trust 0.369%, 02/25/36 (b)	298,989	291,591
Wells Fargo Home Equity Trust 0.589%, 11/25/35 (b)	311,000	307,803

		11,337,227

Asset-Backed - Other—2.4%
Bayview Opportunity Master Fund Trust IIB L.P. 3.721%, 04/28/18 (144A)	769,452	759,834
Beacon Container Finance LLC 3.720%, 09/20/27 (144A)	225,634	226,530
Carrington Mortgage Loan Trust 0.289%, 07/25/36 (b)	323,145	311,429
0.579%, 09/25/35 (b)	74,217	72,920
0.914%, 02/25/35 (b)	329,429	327,046
Citicorp Residential Mortgage Securities Trust 5.703%, 11/25/36	1,792,793	1,788,607
5.775%, 09/25/36	869,831	884,779
5.892%, 03/25/37	1,178,544	1,159,683
5.939%, 07/25/36	1,227,116	1,223,889
CKE Restaurant Holdings, Inc. 4.474%, 03/20/43 (144A)	3,076,750	3,067,363
Countrywide Asset-Backed Certificates 0.359%, 06/25/36 (b)	439,346	415,805
0.429%, 04/25/36 (b)	291,972	283,797
4.456%, 10/25/35 (b)	300,675	301,596
Credit-Based Asset Servicing and Securitization LLC 0.269%, 04/25/37 (b)	342,673	264,267
5.708%, 10/25/36 (144A)	375,000	361,816
Cronos Containers Program, Ltd. 3.810%, 09/18/27 (144A)	450,000	454,250
Dominos Pizza Master Issuer LLC 5.216%, 01/25/42 (144A)	2,855,278	3,066,194
Drug Royalty II L.P. 1 4.268%, 01/15/25 (144A) (b)	218,425	216,599
4.474%, 01/15/25 (144A)	305,795	303,936
Ellington Loan Acquisition Trust 0.979%, 05/27/37 (144A) (b)	59,651	59,423
1.079%, 05/25/37 (144A) (b)	299,025	294,905
1.179%, 05/26/37 (144A) (b)	28,334	28,330
First Franklin Mortgage Loan Trust 0.629%, 03/25/35 (b)	140,110	139,387
0.689%, 09/25/35 (b)	478,025	467,990
0.719%, 09/25/34 (b)	65,905	65,715
FRS I LLC 3.960%, 04/15/43 (144A)	500,000	491,929
Global SC Finance SRL 4.110%, 07/19/27 (144A)	618,333	628,590
GSAMP Trust 0.279%, 08/25/36 (b)	37,984	37,834
0.309%, 01/25/37 (b)	113,843	108,068
0.824%, 03/25/35 (b)	102,468	101,455

Asset-Backed - Other—(Continued)
Hercules Capital Funding Trust 3.320%, 12/16/17 (144A)	356,639	358,422
Icon Brands Holdings LLC 4.229%, 01/25/43 (144A)	1,006,495	1,004,044
JPMorgan Mortgage Acquisition Corp. 0.419%, 12/25/35 (b)	56,105	55,948
JPMorgan Mortgage Acquisition Trust 0.329%, 05/25/36 (b)	165,168	160,317
Leaf II Receivables Funding LLC 2.670%, 09/15/20 (144A)	538,712	538,712
5.110%, 09/15/21 (144A)	531,000	531,000
5.500%, 09/15/20 (144A)	367,451	328,913
Nationstar Mortgage Advance Receivable Trust 1.679%, 06/20/46 (144A)	805,000	803,848
Oxford Finance Funding Trust 3.900%, 03/15/17 (144A)	197,866	199,721
Progreso Receivables Funding I LLC 4.000%, 07/09/18 (144A)	1,271,000	1,264,645
Residential Asset Mortgage Products, Inc. 0.339%, 08/25/36 (b)	250,368	238,554
Sierra Receivables Funding Co. LLC 1.870%, 08/20/29 (144A)	321,306	321,389
Springleaf Funding Trust 2.580%, 09/15/21 (144A)	2,100,000	2,089,210
STORE Master Funding LLC 4.160%, 03/20/43 (144A)	198,475	196,111
Structured Asset Investment Loan Trust 0.379%, 01/25/36 (b)	441,893	427,491
0.779%, 05/25/35 (b)	149,966	149,268

Structured Asset Securities Corp. 0.309%, 03/25/37 (b)	286,059	275,709
Textainer Marine Containers, Ltd. 4.210%, 04/15/27 (144A)	772,500	782,028
Westgate Resorts LLC 2.250%, 08/20/25 (144A)	541,718	538,502
2.500%, 03/20/25 (144A)	291,874	291,145
3.000%, 01/20/25 (144A)	689,470	690,978
3.750%, 08/20/25 (144A)	214,968	211,542
4.500%, 01/20/25 (144A)	426,815	424,947

		29,796,410

Total Asset-Backed Securities (Cost $44,868,280)		46,202,462

Preferred Stocks—1.9%

Banks—0.3%
Citigroup, Inc., 7.125% (a) (b) (k)	150,000	3,787,500

Capital Markets—0.1%
Morgan Stanley, 7.125% (b) (k)	50,000	1,260,000

MIST-318

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—0.5%
Ally Financial, Inc., 7.000% (144A)	250	$238,875
CoBank ACB, 6.250% (144A) (b)	1,500	142,547
GMAC Capital Trust I, 8.125% (b)	56,000	1,498,000
U.S. Bancorp Series F, 6.500% (a) (b)	50,000	1,299,500
Series G, 6.000% (a) (b)	120,475	3,245,596

		6,424,518

Diversified Financial Services—0.4%
Citigroup Capital XIII, 7.875% (b)	174,166	4,784,340

Insurance—0.3%
Allstate Corp. (The), 5.100% (a) (b)	106,925	2,480,660
Aspen Insurance Holdings, Ltd., 5.950% (b)	50,000	1,186,500

		3,667,160

Pharmaceuticals—0.1%
Ceva Holdings Inc. - Series A	864	820,534

Telecommunications—0.2%
Qwest Corp., 7.375%	109,000	2,729,360

Total Preferred Stocks (Cost $23,645,456)		23,473,412

Convertible Preferred Stocks—1.1%

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)
5.875%, 04/01/14 (a)	36,248	2,308,273

Commercial Banks—0.5%
Wells Fargo & Co. - Series L 7.500%, 12/31/49	5,965	6,785,247

Diversified Financial Services—0.4%
AMG Capital Trust II 5.150%, 10/15/37	20,000	1,161,250
Bank of America Corp. - Series L 7.250%, 12/31/49 (a)	3,535	3,817,800

		4,979,050

Total Convertible Preferred Stocks (Cost $13,173,011)		14,072,570

Common Stocks—0.1%

Airlines—0.0%
Delta Air Lines, Inc.	2,000	47,180

Auto Components—0.0%
Lear Corp.	1,488	106,496

Commercial Services—0.0%
Comdisco Holding Co., Inc. (k)	83	375

Diversified Financial Services—0.0%
BTA Bank JSC (GDR) (144A) (k)	1,133	958

Forest Products & Paper—0.0%
Emerald Plantation Holdings, Ltd. (k)	266,557	26,656

Marine—0.1%
Horizon Lines, Inc. (a) (j) (k)	278,510	373,203

Pharmaceuticals—0.0%
Ceva Holdings LLC	399	339,150

Total Common Stocks (Cost $1,597,501)		894,018

Warrants—0.0%

Auto Components—0.0%
Lear Corp., Expires 11/09/14 (j) (k)	166	23,114

Containers & Packaging—0.0%
Smurfit Kappa Group plc, Strike Price EUR 0.001, Expires 10/01/13 (k)	42	4,935

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (b) (j) (k)	1,700	42,500

Total Warrants (Cost $0)		70,549

Short-Term Investments—14.9%

Mutual Fund—11.1%
State Street Navigator Securities Lending MET Portfolio (l)	138,770,097	138,770,097

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $47,071,000 on 10/01/13, collateralized by $48,075,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $48,014,906.	47,071,000	47,071,000

Total Short-Term Investments (Cost $185,841,097)		185,841,097

Total Investments—109.6% (Cost $1,348,296,451) (m)		1,369,395,153
Other assets and liabilities (net)—(9.6)%		(119,864,928)

Net Assets—100.0%		$1,249,530,225

See accompanying notes to financial statements.

MIST-319

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Short-Term Investments—(Continued)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $137,504,942 and the collateral received consisted of cash in the amount of $138,770,097 and non-cash collateral with a value of $3,739,333. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Security is in default and/or issuer is in bankruptcy.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	This loan will settle after September 30, 2013, at which time the interest rate will be determined.
(f)	Interest only security.
(g)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $33,925, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(h)	The rate shown represents the discount rate at the time of purchase by the Portfolio.
(i)	Security is a “step-down” bond where the coupon decreases or steps down at a predetermined date. Rate shown is current coupon rate.
(j)	Illiquid security. As of September 30, 2013, these securities represent 0.0% of net assets.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities lending transactions.
(m)	As of September 30, 2013, the aggregate cost of investments was $1,348,296,451. The aggregate unrealized appreciation and depreciation of investments were $56,739,880 and $(35,641,178), respectively, resulting in net unrealized appreciation of $21,098,702.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $373,867,771, which is 29.9% of net assets.
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CMO)—	Collateralized Mortgage Obligation
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.
(GHS)—	Ghana cedi
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(TRY)—	Turkish Lira

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
S2 Hospitality LLC	05/31/12	$33,925	$33,925	$33,925

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MYR	800,000	JPMorgan Chase Bank N.A.	11/06/13	$244,783	$86
NGN	669,000,000	JPMorgan Chase Bank N.A.	12/05/13	3,994,268	62,353
NOK	36,200,000	JPMorgan Chase Bank N.A.	10/18/13	6,199,649	(183,176)
PHP	133,000,000	JPMorgan Chase Bank N.A.	12/27/13	3,084,416	(30,393)
RUB	93,000,000	JPMorgan Chase Bank N.A.	10/28/13	2,788,351	70,249
AUD	7,351,000	JPMorgan Chase Bank N.A.	11/18/13	6,667,349	(169,371)
EUR	5,057,000	UBS AG	10/18/13	6,622,207	(219,427)
EUR	15,483,000	Brown Brothers Harriman & Co.	11/06/13	20,476,887	(471,121)
JPY	892,000,000	JPMorgan Chase Bank N.A.	11/15/13	9,097,074	20,120
NZD	2,551,000	JPMorgan Chase Bank N.A.	11/12/13	2,038,221	(74,615)

Net Unrealized Depreciation					$(995,295)

MIST-320

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond 30 Year Futures	12/19/13	205	USD	26,974,083	$367,792
Ultra Long U.S. Treasury Bond Futures	12/19/13	110	USD	15,396,859	233,453

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/19/13	(580)	USD	(72,153,690)	(1,152,873)
U.S. Treasury Note 2 Year Futures	12/31/13	(43)	USD	(9,445,771)	(25,650)
U.S. Treasury Note 5 Year Futures	12/31/13	(600)	USD	(71,688,963)	(939,162)

Net Unrealized Depreciation					$(1,516,440)

(AUD)—	Australian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(MYR)—	Malaysian Ringgit
(NGN)—	Nigerian Naira
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(RUB)—	Russian Ruble
(USD)—	United States Dollar

MIST-321

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$559,967,277	$—	$559,967,277
Total Floating Rate Loans*	—	131,955,901	—	131,955,901
Total Mortgage-Backed Securities*	—	111,610,779	—	111,610,779
Total U.S. Treasury & Government Agencies*	—	84,216,498	—	84,216,498
Total Foreign Government*	—	78,362,393	—	78,362,393
Total Municipals	—	72,881,725	—	72,881,725
Total Convertible Bonds*	—	59,846,472	—	59,846,472
Total Asset-Backed Securities*	—	46,202,462	—	46,202,462
Preferred Stocks
Banks	3,787,500	—	—	3,787,500
Capital Markets	1,260,000	—	—	1,260,000
Commercial Banks	6,043,096	381,422	—	6,424,518
Diversified Financial Services	4,784,340	—	—	4,784,340
Insurance	3,667,160	—	—	3,667,160
Pharmaceuticals	—	820,534	—	820,534
Telecommunications	2,729,360	—	—	2,729,360
Total Preferred Stocks	22,271,456	1,201,956	—	23,473,412
Convertible Preferred Stocks
Auto Components	2,308,273	—	—	2,308,273
Commercial Banks	6,785,247	—	—	6,785,247
Diversified Financial Services	3,817,800	1,161,250	—	4,979,050
Total Convertible Preferred Stocks	12,911,320	1,161,250	—	14,072,570
Common Stocks
Airlines	47,180	—	—	47,180
Auto Components	106,496	—	—	106,496
Commercial Services	375	—	—	375
Diversified Financial Services	—	958	—	958
Forest Products & Paper	26,656	—	—	26,656
Marine	373,203	—	—	373,203
Pharmaceuticals	—	339,150	—	339,150
Total Common Stocks	553,910	340,108	—	894,018

MIST-322

Met Investors Series Trust

Pioneer Strategic Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Warrants
Auto Components	$23,114	$—	$—	$23,114
Containers & Packaging	—	4,935	—	4,935
Sovereign	—	42,500	—	42,500
Total Warrants	23,114	47,435	—	70,549
Short-Term Investments
Mutual Fund	138,770,097	—	—	138,770,097
Repurchase Agreement	—	47,071,000	—	47,071,000
Total Short-Term Investments	138,770,097	47,071,000	—	185,841,097
Total Investments	$174,529,897	$1,194,865,256	$—	$1,369,395,153

Collateral for securities loaned (Liability)	$—	$(138,770,097)	$—	$(138,770,097)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$152,808	$—	$152,808
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,148,103)	—	(1,148,103)
Total Forward Contracts	$—	$(995,295)	$—	$(995,295)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$601,245	$—	$—	$601,245
Futures Contracts (Unrealized Depreciation)	(2,117,685)	—	—	(2,117,685)
Total Futures Contracts	$(1,516,440)	$—	$—	$(1,516,440)

*	See Schedule of Investments for additional detailed categorizations.

MIST-323

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—93.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—54.0%
Fannie Mae 15 Yr. Pool
2.500%, 02/01/27	93,223	$93,885
2.500%, 07/01/28	3,056,133	3,076,022
2.500%, 08/01/28	8,610,535	8,666,885
3.000%, 04/01/27	216,020	223,893
3.000%, 05/01/27	1,165,554	1,208,085
3.000%, 06/01/27	1,072,888	1,112,080
3.000%, 07/01/27	443,528	459,739
3.000%, 08/01/27	1,021,326	1,058,610
3.000%, 09/01/27	125,951	130,517
3.000%, 11/01/27	371,466	385,158
3.000%, TBA (a)	2,000,000	2,070,625
3.500%, 01/01/26	1,143,434	1,209,948
3.500%, 02/01/26	78,913	83,369
3.500%, 06/01/26	69,199	73,112
3.500%, 08/01/26	72,220	76,307
3.500%, 09/01/26	68,966	72,866
3.500%, 01/01/27	268,370	283,388
3.500%, TBA (a)	4,550,000	4,800,961
4.000%, 08/01/18	4,272	4,534
4.000%, 09/01/18	2,408	2,556
4.000%, 10/01/24	87,527	92,973
4.000%, 02/01/25	242,270	257,168
4.000%, 03/01/25	256,424	272,330
4.000%, 04/01/25	3,680,814	3,904,685
4.000%, 06/01/25	12,491	13,258
4.000%, 09/01/25	720,987	765,074
4.000%, 10/01/25	1,641,374	1,742,503
4.000%, 04/01/26	116,066	123,233
4.000%, 06/01/26	1,488,822	1,580,942
4.000%, 07/01/26	49,062	52,108
4.000%, 09/01/26	3,918,386	4,167,980
4.000%, 10/01/26	74,145	78,721
4.000%, 11/01/26	954,435	1,021,386
4.500%, 12/01/23	381,509	405,565
5.000%, 09/01/22	2,241,160	2,395,602
5.000%, 12/01/22	3,024,243	3,242,322
5.000%, 03/01/23	50,865	54,518
Fannie Mae 30 Yr. Pool
2.500%, TBA (a)	4,200,000	3,902,062
3.000%, 12/01/42	1,399,497	1,368,662
3.000%, 02/01/43	3,144,257	3,075,138
3.000%, TBA (a)	41,300,000	40,344,937
3.175%, 03/01/42 (b)	7,400,000	7,687,246
3.500%, 04/01/42	292,210	297,680
3.500%, 05/01/42	1,151,815	1,173,402
3.500%, 07/01/42	4,435,148	4,520,881
3.500%, 08/01/42	935,042	952,603
3.500%, 09/01/42	4,250,774	4,330,626
3.500%, 10/01/42	1,414,181	1,440,768
3.500%, 11/01/42	2,701,263	2,752,188
3.500%, 12/01/42	901,055	917,960
3.500%, 01/01/43	1,585,844	1,615,626
3.500%, 02/01/43	10,321,990	10,515,569
3.500%, 03/01/43	192,542	196,151
3.500%, 05/01/43	886,849	904,011
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/40	525,258	551,147
4.000%, 11/01/40	1,571,245	1,651,772

4.000%, 12/01/40	1,027,852	1,078,601
4.000%, 01/01/41	456,463	479,659
4.000%, 02/01/41	213,714	224,621
4.000%, 03/01/41	131,121	137,673
4.000%, 10/01/41	1,419,997	1,490,200
4.000%, 11/01/41	3,896,659	4,092,703
4.000%, 12/01/41	873,588	918,311
4.000%, 01/01/42	615,906	646,266
4.000%, 02/01/42	1,115,527	1,172,350
4.000%, 03/01/42	3,173,018	3,335,735
4.000%, 04/01/42	3,236,741	3,401,704
4.000%, 05/01/42	3,694,061	3,886,106
4.000%, 06/01/42	613,670	644,643
4.000%, 07/01/42	503,946	529,846
4.000%, 06/01/43	1,109,044	1,166,623
4.000%, TBA (a)	13,200,000	13,845,562
4.500%, 04/01/39	206,490	221,738
4.500%, 08/01/40	2,647,002	2,825,546
4.500%, 02/01/41	172,038	184,820
4.500%, 03/01/41	3,619,465	3,883,931
4.500%, 04/01/41	11,163,121	11,953,192
4.500%, 05/01/41	4,512,027	4,835,845
4.500%, 07/01/41	1,256,403	1,349,782
4.500%, 08/01/41	3,799,866	4,070,649
4.500%, 09/01/41	1,498,842	1,610,862
4.500%, 10/01/41	4,278,657	4,576,822
4.500%, 11/01/41	9,150,839	9,822,872
4.500%, TBA (a)	200,000	213,594
5.000%, 07/01/35	2,423,999	2,632,168
5.000%, 12/01/35	1,778,959	1,931,912
5.500%, 06/01/33	1,040,363	1,142,486
5.500%, 07/01/33	123,745	135,196
5.500%, 11/01/33	151,790	165,847
5.500%, 02/01/34	88,372	96,544
5.500%, 08/01/34	119,100	130,120
5.500%, 09/01/34	1,073,125	1,172,259
5.500%, 11/01/34	12,887,814	14,078,234
5.500%, 12/01/34	231,205	252,531
5.500%, 01/01/35	812,619	887,293
5.500%, 10/01/35	23,641	25,852
5.500%, 11/01/35	31,145	33,946
5.500%, 12/01/35	254,099	277,603
5.500%, 02/01/36	6,264	6,824
5.500%, 04/01/36	50,262	54,712
5.500%, 05/01/36	683,069	746,475
5.500%, 06/01/36	121,117	131,773
5.500%, 07/01/36	372,852	406,997
5.500%, 08/01/37	1,190,429	1,300,771
5.500%, 02/01/38	5,548,861	6,060,330
6.000%, 10/01/34	380,613	422,425
6.000%, 05/01/37	1,928,780	2,106,039
6.000%, 09/01/37	145,848	161,412
6.000%, 10/01/37	1,427,673	1,580,861
6.000%, 01/01/38	1,380,896	1,529,162

MIST-324

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 03/01/38	488,739	$541,211
6.000%, 07/01/38	278,134	308,841
6.000%, 01/01/40	1,237,240	1,370,564
6.000%, 05/01/40	1,820,213	2,020,593
6.000%, 07/01/41	1,995,634	2,191,025
6.000%, 01/01/42	173,205	192,562
6.500%, 12/01/32	84,568	95,410
6.500%, 07/01/35	93,447	105,796

6.500%, 12/01/35	850,503	959,495
6.500%, 08/01/36	1,520,650	1,709,268
Fannie Mae ARM Pool
2.536%, 06/01/42 (b)	252,540	257,309
2.950%, 11/01/40 (b)	168,937	175,947
2.959%, 09/01/41 (b)	196,296	203,718
3.093%, 10/01/41 (b)	101,413	105,500
3.228%, 07/01/41 (b)	305,268	318,182
3.365%, 10/01/41 (b)	167,178	174,324
3.545%, 07/01/41 (b)	317,687	332,825
Fannie Mae Pool
5.500%, 05/01/33	851,385	929,981
5.500%, 07/01/33	261,522	285,743
5.500%, 02/01/35	129,915	141,950
6.500%, 07/01/32	282,173	315,435
Fannie Mae REMICS (CMO)
1.099%, 03/25/36 (b)	1,158,056	1,172,135
1.109%, 06/25/36 (b)	1,872,496	1,899,402
2.000%, 01/25/26	2,489,222	2,522,567
4.000%, 11/25/27	1,755,404	1,865,945
4.000%, 12/25/41	1,270,000	1,296,841
4.500%, 09/25/25	300,000	326,437
5.000%, 12/25/23	694,804	753,141
5.000%, 12/25/34	776,935	853,963
5.000%, 03/25/35	721,266	795,887
5.000%, 08/25/39	1,020,000	1,114,930
5.500%, 05/25/34	1,672,115	1,779,582
5.500%, 07/25/34	710,280	780,238
5.500%, 06/25/35	681,211	745,492
Freddie Mac 15 Yr. Gold Pool
3.500%, 01/01/26	962,566	1,016,341
4.000%, 06/01/24	988,914	1,046,954
4.000%, 07/01/24	826,267	874,690
4.000%, 09/01/25	660,581	699,224
6.000%, 01/01/24	980,905	1,083,171
Freddie Mac 20 Yr. Gold Pool
3.500%, 02/01/32	1,869,425	1,939,102
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	338,636	330,142
3.000%, 01/01/43	337,153	328,455
3.000%, 02/01/43	1,835,196	1,787,959
3.000%, 03/01/43	18,576,875	18,097,287
3.000%, 04/01/43	1,843,836	1,796,235
3.000%, 06/01/43	7,556,158	7,361,085
3.500%, 02/01/42	123,975	125,923
3.500%, 04/01/42	1,295,073	1,316,947
3.500%, 05/01/42	206,957	210,199
3.500%, 06/01/42	1,411,225	1,433,380

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 07/01/42	265,890	270,159
3.500%, 08/01/42	102,464	104,112
3.500%, 09/01/42	80,018	81,303
3.500%, 10/01/42	3,191,976	3,243,239
3.500%, 11/01/42	1,768,468	1,796,333
3.500%, 01/01/43	1,449,813	1,472,967
3.500%, 02/01/43	693,445	704,498
3.500%, 03/01/43	348,921	354,424
3.500%, 04/01/43	1,904,050	1,934,412
3.500%, 05/01/43	3,670,790	3,728,664
4.000%, 09/01/41	4,742,874	4,967,362
4.000%, 10/01/41	1,415,877	1,482,712
4.000%, 01/01/42	5,131,089	5,366,264
4.000%, 03/01/42	494,950	518,826

4.000%, 04/01/42	6,529,931	6,843,349
4.000%, TBA (a)	10,000,000	10,451,562
4.500%, 05/01/39	3,091,382	3,321,708
4.500%, 06/01/39	2,664,996	2,867,650
4.500%, 07/01/39	3,032,396	3,226,721
4.500%, 09/01/39	3,365,796	3,622,255
4.500%, 11/01/39	4,668,338	5,024,313
4.500%, 12/01/39	494,202	526,054
4.500%, 02/01/41	208,030	222,547
4.500%, 08/01/41	2,552,609	2,723,275
4.500%, 09/01/41	222,019	237,867
4.500%, 10/01/41	478,990	513,195
5.000%, 01/01/35	558,974	606,004
5.000%, 05/01/35	420,623	454,941
5.000%, 07/01/35	4,746,377	5,140,056
5.000%, 11/01/35	2,968,362	3,289,453
5.500%, 03/01/34	5,076,375	5,530,939
5.500%, 07/01/35	3,400,147	3,712,822
Freddie Mac ARM Non-Gold Pool
3.087%, 09/01/41 (b)	1,620,282	1,678,125
3.214%, 04/01/41 (b)	182,835	190,646
3.239%, 09/01/41 (b)	175,081	180,854
3.294%, 06/01/41 (b)	235,874	246,006
3.457%, 05/01/41 (b)	194,753	203,932
3.615%, 06/01/41 (b)	309,886	326,506
3.735%, 05/01/41 (b)	301,101	318,124
Freddie Mac Multifamily Structured Pass-Through Certificates
0.529%, 04/25/19 (b)	4,061,463	4,062,762
1.655%, 11/25/16	1,580,000	1,604,548
2.873%, 12/25/21	4,390,000	4,331,705
3.016%, 02/25/23	9,430,000	9,753,731
3.230%, 07/25/21	4,390,000	4,461,847
3.300%, 04/25/23 (b)	11,500,000	11,478,092
3.808%, 08/25/20	7,890,000	8,380,158
3.871%, 04/25/21	2,430,000	2,578,016
3.974%, 01/25/21 (b)	30,000,000	32,068,230
4.084%, 11/25/20 (b)	980,000	1,054,748
4.251%, 01/25/20	4,090,000	4,458,893
Freddie Mac REMICS (CMO)
0.582%, 03/15/34 (b)	1,082,297	1,084,182
1.082%, 02/15/33 (b)	889,986	905,504

MIST-325

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
1.200%, 07/15/15	307,762	$306,970
3.000%, 06/15/18	929,313	950,104
3.000%, 02/15/33	1,652,130	1,698,801
3.000%, 03/15/37	2,290,976	2,362,246
3.000%, 06/15/37	9,262,097	9,493,492
4.000%, 02/15/22	200,000	215,058
4.000%, 04/15/34	1,023,225	1,073,928
4.500%, 02/15/41	78,989	83,892
5.000%, 09/15/23	100,000	110,483
5.000%, 10/15/34	998,621	1,097,244
5.000%, 11/15/34	1,540,000	1,672,072
5.000%, 12/15/37	504,469	555,889
5.000%, 03/15/41	500,000	539,032
5.500%, 06/15/35	1,461,974	1,516,763
5.500%, 06/15/41	4,220,000	4,694,531
Ginnie Mae I 15 Yr. Pool
4.000%, 06/15/24	222,693	236,914
4.000%, 07/15/24	134,568	143,165
4.000%, 08/15/24	81,308	86,490
4.000%, 10/15/24	159,348	169,469
4.000%, 11/15/24	184,004	195,666

4.000%, 12/15/24	294,094	312,765
4.000%, 01/15/25	842,911	896,415
4.000%, 03/15/25	173,272	184,277
4.000%, 04/15/25	347,323	369,389
4.000%, 05/15/25	353,689	376,020
4.000%, 06/15/25	212,162	225,530
4.000%, 07/15/25	353,222	375,475
4.000%, 10/15/25	236,397	251,278
4.000%, 03/15/26	553,123	587,933
4.000%, 04/15/26	779,887	828,943
4.000%, 05/15/26	721,582	766,816
4.000%, 06/15/26	333,157	354,018
4.500%, 03/15/25	1,874,161	2,001,289
4.500%, 05/15/25	107,582	114,929
4.500%, 06/15/25	321,328	343,236
Ginnie Mae I 30 Yr. Pool
3.500%, 11/15/41	560,241	578,043
3.500%, 02/15/42	511,536	527,794
3.500%, 03/15/42	590,935	609,590
3.500%, 05/15/42	591,709	610,393
4.000%, 07/15/40	31,191	33,059
4.000%, 09/15/40	4,385,004	4,624,777
4.000%, 10/15/40	2,132,961	2,254,820
4.000%, 03/15/41	1,372,539	1,462,334
4.000%, 10/15/41	887,326	945,408
4.000%, 12/15/41	816,283	868,812
4.500%, 08/15/39	5,282,923	5,731,737
4.500%, 06/15/40	2,533,149	2,733,194
4.500%, 07/15/40	458,691	496,615
4.500%, 03/15/41	2,309,364	2,494,394
4.500%, 04/15/41	282,733	305,507
5.000%, 03/15/39	206,246	225,498
5.000%, 07/15/39	691,269	753,724
5.000%, 08/15/39	392,643	432,190
5.000%, 09/15/39	422,590	465,451

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 11/15/39	138,639	152,730
5.000%, 04/15/40	127,438	139,075
5.000%, 08/15/40	424,907	467,862
5.000%, 04/15/41	357,995	394,316
5.000%, 09/15/41	271,737	296,272
5.500%, 06/15/35	2,083,335	2,309,212
5.500%, 11/15/35	1,359,165	1,504,744
5.500%, 10/15/39	81,381	89,258
6.000%, 06/15/36	2,544,769	2,850,726
6.000%, 09/15/40	1,173,265	1,294,802
Ginnie Mae II 30 Yr. Pool
3.000%, 08/20/42	6,154,942	6,093,248
3.000%, 09/20/42	2,565,855	2,540,121
3.500%, 10/20/42	3,864,828	3,996,328
3.500%, TBA (a)	16,600,000	17,123,939
4.000%, 09/20/39	418,404	443,489
4.000%, 11/20/40	3,766,942	3,998,917
4.000%, TBA (a)	6,000,000	6,350,625
4.500%, 02/20/40	3,862,539	4,183,404
4.500%, 05/20/40	1,659,302	1,796,291
4.500%, 06/20/40	684,726	740,823
4.500%, 09/20/40	59,264	64,286
5.000%, 10/20/39	598,859	655,751
5.000%, 11/20/39	34,802	38,032
5.000%, 02/20/40	53,300	58,598
5.000%, 03/20/40	114,190	125,096
5.000%, 04/20/40	348,421	381,725

5.000%, 06/20/40	1,460,175	1,610,954
5.000%, 07/20/40	661,499	725,026
5.000%, 08/20/40	446,567	494,208
5.000%, 09/20/40	321,978	352,896
5.000%, 10/20/40	119,135	130,169
5.000%, 02/20/41	2,232,387	2,451,490
5.000%, 04/20/41	394,455	431,963
5.000%, 06/20/41	190,612	208,648
5.000%, 07/20/41	1,944,135	2,124,348
6.000%, 05/20/38	4,924,453	5,416,982
6.000%, 08/20/38	1,992,994	2,191,211
6.000%, 09/20/38	465,715	512,109
6.000%, 12/20/38	2,092,580	2,301,160
6.500%, 08/20/38	6,068,440	6,761,664
6.500%, 09/20/38	7,912,315	8,816,362
Ginnie Mae II Pool
4.300%, 08/20/61	1,386,574	1,502,499
4.515%, 03/20/62	3,945,460	4,327,530
4.527%, 03/20/63	19,778,779	21,863,463
4.530%, 10/20/62	1,428,721	1,573,605
4.533%, 12/20/61	9,649,933	10,577,803
4.550%, 05/20/62	6,173,077	6,783,169
4.556%, 12/20/61	4,254,986	4,666,052
4.604%, 03/20/62	1,761,742	1,938,194
4.649%, 02/20/62	929,456	1,023,066
4.650%, 03/20/62	2,632,650	2,899,713
4.682%, 02/20/62	1,236,360	1,361,092
4.684%, 01/20/62	3,889,195	4,279,973
4.804%, 03/20/61	2,443,231	2,680,476

MIST-326

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II Pool
4.834%, 03/20/61	4,366,934	$4,795,863
5.470%, 08/20/59	989,286	1,062,184
5.612%, 04/20/58	955,349	1,000,612
Government National Mortgage Association (CMO)
0.486%, 08/20/60 (b)	313,029	307,526
0.486%, 09/20/60 (b)	310,065	304,481
0.500%, 08/20/34 (b)	2,204,711	2,206,270
0.514%, 07/20/60 (b)	377,074	370,004
0.660%, 01/20/38 (b)	133,003	133,540
0.676%, 02/20/61 (b)	415,959	412,296
0.680%, 07/20/37 (b)	524,124	527,447
0.685%, 10/20/37 (b)	3,510,768	3,534,676
0.686%, 12/20/60 (b)	822,372	815,404
0.686%, 02/20/61 (b)	116,829	115,857
0.686%, 04/20/61 (b)	302,786	300,285
0.686%, 05/20/61 (b)	602,401	596,976
0.702%, 01/16/40 (b)	1,058,826	1,067,042
0.712%, 12/16/39 (b)	675,424	680,791
0.716%, 06/20/61 (b)	422,361	419,498
0.782%, 11/16/39 (b)	781,427	790,872
0.786%, 10/20/61 (b)	1,457,446	1,451,361
0.816%, 01/20/62 (b)	1,420,848	1,416,533
0.816%, 03/20/62 (b)	832,303	829,171
0.886%, 11/20/61 (b)	1,294,405	1,294,405
0.886%, 01/20/62 (b)	847,197	847,197
3.000%, 04/20/37	284,833	287,766
3.250%, 09/20/33	263,355	271,383
3.500%, 08/20/33	334,476	343,935
3.602%, 05/20/41 (b)	601,073	675,557
4.500%, 05/16/40	80,000	84,962
4.500%, 05/20/40 (c)	82,271	16,407
5.010%, 09/20/60 (b)	4,304,524	4,763,782
5.150%, 08/20/60	3,435,902	3,819,631

5.302%, 07/20/60 (b)	5,556,610	6,171,782
5.460%, 10/20/59	2,557,291	2,743,042
5.500%, 07/16/34	542,328	603,752
5.500%, 08/20/34	526,332	590,839

		760,419,779

Federal Agencies—14.3%
Federal Home Loan Banks
0.250%, 01/16/15	260,000	260,111
1.000%, 06/21/17	29,750,000	29,758,865
4.875%, 05/17/17	20,000,000	22,758,900
5.250%, 06/18/14	5,360,000	5,555,522
Federal Home Loan Mortgage Corp.
0.375%, 11/27/13	2,535,000	2,536,164
0.750%, 01/12/18	5,580,000	5,437,353
1.000%, 09/29/17	3,592,000	3,561,472
1.250%, 08/01/19	3,000,000	2,881,698
1.250%, 10/02/19	15,000,000	14,332,275
6.250%, 07/15/32	1,368,000	1,782,685
6.750%, 03/15/31	481,000	651,972

Agency Sponsored Mortgage - Backed—(Continued)
Federal National Mortgage Association
0.500%, 07/02/15	31,160,000	31,244,007
0.500%, 09/28/15	2,191,000	2,194,985
0.500%, 03/30/16	5,337,000	5,323,946
0.625%, 08/26/16	17,911,000	17,858,270
0.875%, 02/08/18	552,000	539,658
0.875%, 05/21/18	12,742,000	12,379,426
1.625%, 10/26/15	2,714,000	2,780,374
1.625%, 11/27/18	7,605,000	7,573,249
1.875%, 09/18/18	9,847,000	9,953,446
3.000%, 01/01/43	338,317	330,834
6.625%, 11/15/30	1,430,000	1,911,417
Tennessee Valley Authority
1.750%, 10/15/18	7,486,000	7,485,027
3.500%, 12/15/42	379,000	308,745
5.250%, 09/15/39	1,033,000	1,125,990
5.500%, 06/15/38	6,117,000	6,905,567
5.880%, 04/01/36	3,631,000	4,341,619

		201,773,577

U.S. Treasury—25.3%
U.S. Treasury Bonds
3.125%, 02/15/43	66,125,000	59,243,900
3.625%, 08/15/43 (d)	41,738,000	41,255,425
5.000%, 05/15/37	9,000,000	11,120,625
5.250%, 02/15/29	35,517,000	44,401,791
5.375%, 02/15/31	23,521,000	29,996,614
U.S. Treasury Notes
0.875%, 07/31/19 (e)	25,153,000	24,013,267
1.000%, 05/31/18	2,748,000	2,712,793
1.375%, 07/31/18	11,990,000	12,011,546
1.375%, 09/30/18	9,569,000	9,562,273
1.500%, 08/31/18	961,000	967,382
1.750%, 05/15/23	5,000,000	4,633,205
2.000%, 07/31/20	2,105,000	2,110,263
2.000%, 09/30/20	81,082,000	81,005,945
2.000%, 02/15/23	15,841,000	15,087,317
2.500%, 08/15/23	18,241,000	18,055,744

2.625%, 04/30/18	130,000	137,932

		356,316,022

Total U.S. Treasury & Government Agencies (Cost $1,348,891,715)		1,318,509,378

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—4.3%
Granite Master Issuer plc
0.250%, 12/20/54 (144A) (b)	1,644,530	1,618,218
0.260%, 12/20/54 (b)	3,765,045	3,704,804
0.280%, 12/20/54 (b)	2,279,215	2,242,748
0.320%, 12/20/54 (144A) (b)	9,910,599	9,752,029
0.320%, 12/20/54 (b)	591,206	581,747
0.360%, 12/17/54 (b)	4,093,971	4,037,474

MIST-327

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Granite Master Issuer plc
0.380%, 12/20/54 (b)	256,829	$252,719
0.440%, 12/20/54 (b)	5,459,900	5,372,542
Granite Mortgages plc
0.533%, 09/20/44 (b)	6,499,993	6,421,993
0.573%, 03/20/44 (b)	1,384,270	1,367,658
0.666%, 01/20/44 (b)	959,160	950,528
National Credit Union Administration Guaranteed Notes
0.552%, 11/06/17 (b)	2,737,330	2,741,709
0.562%, 03/06/20 (b)	528,829	530,146
0.632%, 01/08/20 (b)	11,574,246	11,527,949
PMT Loan Trust
3.500%, 09/25/43 (144A)	9,000,000	8,763,047
Thornburg Mortgage Securities Trust
0.819%, 09/25/43 (b)	840,086	807,542

		60,672,853

Commercial Mortgage-Backed Securities—0.7%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
1.332%, 08/15/29 (144A) (b)	4,090,000	4,095,718
GS Mortgage Securities Corp. II
1.032%, 11/08/29 (144A) (b)	5,500,000	5,449,257

		9,544,975

Total Mortgage-Backed Securities (Cost $70,190,993)		70,217,828

Corporate Bonds & Notes—2.6%

Computers—0.2%
International Business Machines Corp.
1.250%, 05/12/14	3,000,000	3,017,772

Diversified Financial Services—1.9%
National Credit Union Administration Guaranteed Notes
1.400%, 06/12/15	50,000	50,879
2.350%, 06/12/17	10,620,000	11,022,286
3.450%, 06/12/21	8,645,000	9,036,618
Private Export Funding Corp.
4.300%, 12/15/21	6,000,000	6,642,996

		26,752,779

Software—0.5%
Microsoft Corp.
2.950%, 06/01/14	7,000,000	7,119,840

Total Corporate Bonds & Notes (Cost $38,172,291)		36,890,391

Foreign Government—1.9%
Security Description	Principal Amount*	Value

Sovereign—1.9%
Israel Government AID Bond
5.500%, 09/18/23	13,328,000	$15,827,613
5.500%, 12/04/23	8,905,000	10,570,769

Total Foreign Government (Cost $28,573,285)		26,398,382

Asset-Backed Securities—1.0%

Asset-Backed - Automobile—0.3%
American Credit Acceptance Receivables Trust
1.320%, 02/15/17 (144A)	4,049,709	4,050,592
CFC LLC
1.650%, 07/17/17 (144A)	375,475	374,528

		4,425,120

Asset-Backed - Other—0.4%
Ally Master Owner Trust
4.250%, 04/15/17 (144A)	5,000,000	5,229,850

Asset-Backed - Student Loan—0.3%
SLM Student Loan Trust
0.339%, 02/27/17 (b)	4,041,200	4,039,333

Total Asset-Backed Securities (Cost $13,876,021)		13,694,303

Short-Term Investment—2.6%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $36,352,000 on 10/01/13, collateralized by $37,645,000 U.S. Treasury Note at 0.625% due 08/31/17 with a value of $37,080,325.	36,352,000	36,352,000

Total Short-Term Investment (Cost $36,352,000)		36,352,000

Total Investments—106.7% (Cost $1,536,056,305) (f)		1,502,062,282
Other assets and liabilities (net)—(6.7)%		(94,484,845)

Net Assets—100.0%		$1,407,577,437

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2013, the market value of securities pledged was $1,087,635.

MIST-328

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2013, the market value of securities pledged was $684,396.
(f)	As of September 30, 2013, the aggregate cost of investments was $1,536,056,305. The aggregate unrealized appreciation and depreciation of investments were $8,756,811 and $(42,750,834), respectively, resulting in net unrealized depreciation of $(33,994,023).
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $39,333,239, which is 2.8% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Forward Sales Commitments

Security Description	Counterparty	Principal Amount	Interest Rate	Maturity	Proceeds	Value
Fannie Mae 30 Yr. Pool	Bank of America N.A.	(4,600,000)	3.500%	TBA	$(4,624,078)	$(4,682,657)
Fannie Mae 30 Yr. Pool	Goldman Sachs & Co.	(21,400,000)	3.500%	TBA	(21,558,828)	(21,784,532)
Fannie Mae 30 Yr. Pool	Nomura Securities	(2,200,000)	3.500%	TBA	(2,213,578)	(2,239,531)
Ginnie Mae I 30 Yr. Pool	Credit Suisse Securities, LLC	(2,700,000)	4.000%	TBA	(2,848,922)	(2,847,656)

					$(31,245,406)	$(31,554,376)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
U.S. Treasury Note 10 Year Futures	12/19/13	266	USD	32,995,901	$624,005
U.S. Treasury Note 5 Year Futures	12/31/13	150	USD	17,941,952	215,079
Ultra Long U.S. Treasury Bond Futures	12/19/13	97	USD	13,420,612	362,482

Net Unrealized Appreciation					$1,201,566

Swap Agreements

Centrally cleared interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Depreciation
Receive	3-Month USD-LIBOR	3.869%	09/13/43	USD	7,700,000	$(303,954)

(LIBOR)—	London Interbank Offered Rate
(USD)—	United States Dollar

MIST-329

Met Investors Series Trust

Pyramis® Government Income Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,318,509,378	$—	$1,318,509,378
Total Mortgage-Backed Securities*	—	70,217,828	—	70,217,828
Total Corporate Bonds & Notes*	—	36,890,391	—	36,890,391
Total Foreign Government*	—	26,398,382	—	26,398,382
Total Asset-Backed Securities*	—	13,694,303	—	13,694,303
Total Short-Term Investment*	—	36,352,000	—	36,352,000
Total Investments	$—	$1,502,062,282	$—	$1,502,062,282

Forward Sales Commitments	$—	$(31,554,376)	$—	$(31,554,376)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,201,566	$—	$—	$1,201,566
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(303,954)	$—	$(303,954)

*	See Schedule of Investments for additional detailed categorizations.

MIST-330

Met Investors Series Trust

Pyramis® Managed Risk Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Mutual Funds—82.5% of Net Assets

Security Description	Shares	Value

Investment Company Securities—82.5%
Fidelity Blue Chip Growth Fund (a)	41,961	$2,450,936
Fidelity Blue Chip Value Fund (a)	25,479	336,837
Fidelity Conservative Income Bond Fund (a)	9,886	99,255
Fidelity Contrafund (a)	14,872	1,387,548
Fidelity Corporate Bond Fund (a)	521,637	5,691,064
Fidelity Emerging Markets Discovery Fund (a)	1,844	22,115
Fidelity Emerging Markets Fund (a)	1,187	27,562
Fidelity Equity-Income Fund (a)	31,826	1,765,072
Fidelity Europe Fund (a)	141,404	5,147,123
Fidelity Floating Rate High Income Fund (a)	5,063	50,221
Fidelity Growth & Income Portfolio (a)	7,779	200,156
Fidelity Growth Discovery Fund (a)	147,970	2,906,124
Fidelity Intermediate Bond Fund (a)	222,586	2,419,511
Fidelity International Discovery Fund (a)	62,613	2,403,712
Fidelity International Real Estate Fund (a)	2,386	24,742
Fidelity International Small Cap Fund (a)	127,250	3,313,596
Fidelity Japan Smaller Companies Fund (a)	123,323	1,741,327
Fidelity Large Cap Stock Fund (a)	250,045	6,251,122
Fidelity Low-Priced Stock Fund (a)	99,702	4,671,029
Fidelity Mega Cap Stock Fund (a)	47,250	673,784
Fidelity New Millennium Fund (a)	3,388	128,609
Fidelity OTC Portfolio (a)	65,986	4,970,073
Fidelity Real Estate Income Fund (a)	2,144	24,144
Fidelity Real Estate Investment Portfolio (a)	3,104	100,883
Fidelity Total Bond Fund (a)	1,751,780	18,533,833
Fidelity Value Fund (a)	46,721	4,473,962
iShares Core Total US Bond Market ETF	10,616	1,138,035
iShares MSCI EAFE Index Fund	10,142	646,958
iShares MSCI Japan Small Cap Index Fund	1,365	75,348
SPDR S&P 500 ETF Trust	913	153,475
Vanguard FTSE Developed Markets ETF	51,880	2,053,410
WisdomTree Japan Hedged Equity Fund	13,691	656,210

Total Mutual Funds (Cost $73,754,270)		74,537,776

Short-Term Investment—16.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—16.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $14,851,000 on 10/01/13, collateralized by $15,170,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $15,151,038.	14,851,000	14,851,000

Total Short-Term Investment (Cost $14,851,000)		14,851,000

Total Investments—98.9% (Cost $88,605,270) (b)		89,388,776
Other assets and liabilities (net)—1.1%		1,022,958

Net Assets—100.0%		$90,411,734

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	As of September 30, 2013, the aggregate cost of investments was $88,605,270. The aggregate unrealized appreciation and depreciation of investments were $967,716 and $(184,210), respectively, resulting in net unrealized appreciation of $783,506.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
MSCI EAFE E-Mini Index Futures	12/20/13	18	USD	1,603,294	$30,386
S&P 500 E-Mini Index Futures	12/20/13	113	USD	9,500,470	(40,675)
U.S. Treasury Bond 30 Year Futures	12/19/13	97	USD	12,665,960	271,415
U.S. Treasury Note 10 Year Futures	12/19/13	110	USD	13,650,502	252,467

Net Unrealized Appreciation					$513,593

(USD)—	United States Dollar

MIST-331

Met Investors Series Trust

Pyramis® Managed Risk Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$74,537,776	$—	$—	$74,537,776
Total Short-Term Investment*	—	14,851,000	—	14,851,000
Total Investments	$74,537,776	$14,851,000	$—	$89,388,776

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$554,268	$—	$—	$554,268
Futures Contracts (Unrealized Depreciation)	(40,675)	—	—	(40,675)
Total Futures Contracts	$513,593	$—	$—	$513,593

*	See Schedule of Investments for additional detailed categorizations.

MIST-332

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—30.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
BAE Systems plc	47,366	$348,304
Boeing Co. (The)	1,800	211,500
Cobham plc	23,478	109,155
General Dynamics Corp.	2,900	253,808
Honeywell International, Inc.	5,600	465,024
Kongsberg Gruppen A/S	2,272	44,402
L-3 Communications Holdings, Inc.	1,800	170,100
Lockheed Martin Corp.	4,533	578,184
Meggitt plc	17,160	152,452
National Presto Industries, Inc.	300	21,123
Northrop Grumman Corp.	3,100	295,306
QinetiQ Group plc	6,073	18,851
Raytheon Co.	5,446	419,723
Rockwell Collins, Inc.	2,900	196,794
Thales S.A.	3,424	188,190
Ultra Electronics Holdings plc	2,251	68,891
United Technologies Corp.	7,616	821,157

		4,362,964

Air Freight & Logistics—0.1%
Forward Air Corp.	1,500	60,525
Kintetsu World Express, Inc.	1,400	50,322
Oesterreichische Post AG	1,918	87,193
Singapore Post, Ltd.	87,000	87,746
United Parcel Service, Inc. - Class B	500	45,685

		331,471

Airlines—0.1%
Air New Zealand, Ltd.	48,713	61,300
Alaska Air Group, Inc.	1,700	106,454
Allegiant Travel Co.	300	31,608
Dart Group plc	6,306	25,766
Deutsche Lufthansa AG (a)	2,376	46,338
Japan Airlines Co., Ltd.	1,700	103,036
Republic Airways Holdings, Inc. (a)	1,800	21,420
Skymark Airlines, Inc.	2,100	7,947
Spirit Airlines, Inc. (a)	2,600	89,102

		492,971

Auto Components—0.5%
Aisan Industry Co., Ltd.	1,400	13,903
Aisin Seiki Co., Ltd.	2,800	120,009
Autoliv, Inc.	2,500	218,475
BorgWarner, Inc.	2,700	273,753
Bridgestone Corp.	9,000	329,445
Chaowei Power Holdings, Ltd.	22,000	9,045
Cie Generale des Etablissements Michelin	3,508	389,010
Continental AG	1,929	326,948
Daido Metal Co., Ltd.	3,000	30,946
Delphi Automotive plc	5,900	344,678
Dorman Products, Inc.	700	34,685
Eagle Industry Co., Ltd.	4,000	65,425
Exedy Corp.	1,800	44,347
FCC Co., Ltd.	3,300	76,364
G-Tekt Corp.	1,000	27,264

Auto Components—(Continued)
Gentex Corp.	4,300	110,037
GKN plc	22,442	124,253
HI-LEX Corp.	1,900	41,693
Keihin Corp.	2,200	35,521
Kinugawa Rubber Industrial Co., Ltd.	5,000	30,527
Koito Manufacturing Co., Ltd.	6,000	114,337
Magna International, Inc.	2,500	206,179
Minth Group, Ltd.	20,000	39,977
Nippon Seiki Co., Ltd.	3,000	48,251
Nissin Kogyo Co., Ltd.	2,800	53,327
Pacific Industrial Co., Ltd.	3,700	27,509
Piolax, Inc.	600	18,832
Plastic Omnium S.A.	3,867	97,836
Riken Corp.	8,000	34,118
Showa Corp.	3,800	51,271
Sumitomo Rubber Industries, Ltd.	3,600	55,727
Tachi-S Co., Ltd.	2,400	36,433
Tianneng Power International, Ltd.	18,000	6,920
Tokai Rika Co., Ltd.	1,100	23,373
Tokai Rubber Industries, Ltd.	1,600	15,590
Topre Corp.	4,000	51,490
Toyoda Gosei Co., Ltd.	2,300	56,857
Toyota Boshoku Corp.	2,800	37,632
TS Tech Co., Ltd.	1,900	75,092
Unipres Corp.	2,700	57,332
Valeo S.A.	1,599	136,541
Yorozu Corp.	1,300	25,857

		3,916,809

Automobiles—0.3%
Daihatsu Motor Co., Ltd.	10,000	194,288
Daimler AG	1,644	128,143
Dongfeng Motor Group Co., Ltd. - Class H	38,000	57,866
Ford Motor Co.	5,000	84,350
General Motors Co. (a)	13,456	484,012
Honda Motor Co., Ltd.	1,900	72,609
Isuzu Motors, Ltd.	11,000	72,922
Kia Motors Corp.	1,035	62,789
Renault S.A.	6,358	507,240
Suzuki Motor Corp.	8,800	211,396
Toyota Motor Corp.	8,200	525,875

		2,401,490

Beverages—0.3%
Anheuser-Busch InBev NV	363	36,080
China Tontine Wines Group, Ltd. (a)	128,000	5,370
Coca-Cola Amatil, Ltd.	8,971	102,620
Coca-Cola Central Japan Co., Ltd.	1,000	16,088
Coca-Cola Co. (The)	25,218	955,258
Diageo plc	5,369	170,609
Nichols plc	2,442	48,209
PepsiCo, Inc.	11,969	951,535
Royal UNIBREW A/S	571	67,841
SABMiller plc	1,174	59,846
Tibet 5100 Water Resources Holdings, Ltd.	23,000	8,816

		2,422,272

MIST-333

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.2%
Actelion, Ltd. (a)	2,478	$175,944
Amgen, Inc.	6,100	682,834
BioGaia AB - B Shares	534	20,276
Biogen Idec, Inc. (a)	600	144,456
Celgene Corp. (a)	700	107,751
Cubist Pharmaceuticals, Inc. (a)	700	44,485
Gilead Sciences, Inc. (a)	5,300	333,052
Myriad Genetics, Inc. (a)	2,700	63,450
PDL BioPharma, Inc.	6,300	50,211
United Therapeutics Corp. (a)	1,100	86,735

		1,709,194

Building Products—0.1%
Aica Kogyo Co., Ltd.	3,700	73,822
Asahi Glass Co., Ltd.	18,000	111,979
Central Glass Co., Ltd.	11,000	36,491
Cie de St-Gobain	11,188	554,286
Geberit AG	192	51,859
Sekisui Jushi Corp.	3,000	43,464
Takasago Thermal Engineering Co., Ltd.	2,000	16,999

		888,900

Capital Markets—0.8%
Aberdeen Asset Management plc	19,804	121,443
American Capital, Ltd. (a)	3,200	44,000
ARA Asset Management, Ltd.	9,900	12,909
Arlington Asset Investment Corp. - Class A	600	14,268
Ashmore Group plc	13,307	84,250
Azimut Holding S.p.A.	4,427	101,187
Calamos Asset Management, Inc. - Class A	900	8,991
Capital Southwest Corp.	1,200	41,052
Credit Suisse Group AG (a)	16,335	500,558
Deutsche Bank AG	15,354	704,989
Diamond Hill Investment Group, Inc.	300	32,085
Federated Investors, Inc. - Class B	4,300	116,788
Franklin Resources, Inc.	2,300	116,265
Gimv NV	778	38,442
Goldman Sachs Group, Inc. (The)	5,000	791,050
Ichiyoshi Securities Co., Ltd.	2,600	38,350
IGM Financial, Inc.	3,400	158,637
Invesco, Ltd.	15,296	487,942
Investec plc	4,328	28,064
Kyokuto Securities Co., Ltd.	1,400	24,937
Macquarie Group, Ltd.	19,051	852,325
Mediobanca S.p.A.	15,616	109,085
Mito Securities Co., Ltd.	5,000	27,092
Morgan Stanley	21,000	565,950
New Mountain Finance Corp.	5,700	82,137
Northern Trust Corp.	3,500	190,365
PennantPark Investment Corp.	6,200	69,812
Platinum Asset Management, Ltd.	10,648	54,668
T. Rowe Price Group, Inc.	3,900	280,527
Tetragon Financial Group, Ltd.	2,330	23,388
Triangle Capital Corp.	1,000	29,370
UBS AG (a)	4,218	86,292
Waddell & Reed Financial, Inc. - Class A	3,200	164,736

		6,001,954

Chemicals—0.7%
ADEKA Corp.	2,300	27,338
Agrium, Inc.	1,300	109,258
Air Products & Chemicals, Inc.	4,224	450,152
Albemarle Corp.	2,800	176,232
Ashland, Inc.	5,865	542,395
BASF SE	4,960	476,236
CF Industries Holdings, Inc.	1,100	231,913
China Sanjiang Fine Chemicals Co., Ltd.	33,000	13,929
China Steel Chemical Corp.	3,000	17,661
Chugoku Marine Paints, Ltd.	3,000	18,687
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	17,522
E.I. du Pont de Nemours & Co.	9,821	575,118
FutureFuel Corp.	3,100	55,676
Innospec, Inc.	500	23,330
Israel Chemicals, Ltd.	13,786	116,365
Japan Carlit Co., Ltd. (a) (b)	2,600	13,993
JSP Corp.	1,600	26,156
JSR Corp.	2,800	52,178
K&S AG	3,732	96,742
Kaneka Corp.	6,000	39,277
Konishi Co., Ltd.	900	17,309
Lintec Corp.	2,800	59,748
LyondellBasell Industries NV - Class A	5,400	395,442
Mitsubishi Chemical Holdings Corp.	27,000	126,545
Monsanto Co.	1,327	138,499
Mosaic Co. (The)	1,100	47,322
NewMarket Corp.	400	115,164
Nihon Parkerizing Co., Ltd.	1,000	20,502
Nippon Kayaku Co., Ltd.	5,000	72,126
Nippon Paint Co., Ltd.	6,000	96,073
Nippon Pillar Packing Co., Ltd.	1,000	7,357
Nissan Chemical Industries, Ltd.	8,000	120,904
Olin Corp.	3,300	76,131
Potash Corp. of Saskatchewan, Inc.	3,300	103,192
PPG Industries, Inc.	2,676	447,053
Praxair, Inc.	480	57,701
Sanyo Chemical Industries, Ltd.	4,000	27,621
Shikoku Chemicals Corp.	2,000	16,891
Synthos S.A.	12,368	18,887
Teijin, Ltd.	7,000	16,165
Tenma Corp.	1,000	13,658
Terra Nitrogen Co. L.P.	400	81,080
Toagosei Co., Ltd.	12,000	53,565
Tokai Carbon Co., Ltd.	6,000	20,840
Tokyo Ohka Kogyo Co., Ltd.	2,900	64,672
Toyo Ink SC Holdings Co., Ltd.	7,000	36,471
Victrex plc	2,087	53,975
Yara International ASA	4,506	186,117

		5,571,168

Commercial Banks—2.1%
1st Source Corp.	500	13,460
Australia & New Zealand Banking Group, Ltd.	7,227	207,683
Awa Bank, Ltd. (The)	6,000	32,545
Banca Carige S.p.A. (a)	28,590	18,351

MIST-334

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Banca Monte dei Paschi di Siena S.p.A. (a)	123,727	$34,381
Banca Popolare dell’Emilia Romagna S.c.r.l. (a)	2,817	20,219
Banca Popolare di Milano Scarl (a)	28,831	16,380
Bancfirst Corp.	700	37,849
Banco Bilbao Vizcaya Argentaria S.A.	93,655	1,052,168
Banco Espirito Santo S.A. (a)	70,520	75,126
Banco Popolare SC (a)	24,922	37,150
Banco Popular Espanol S.A. (a)	17,659	95,628
Banco Santander S.A.	113,898	933,721
Bank Hapoalim B.M.	42,618	215,522
Bank Leumi Le-Israel B.M. (a)	57,269	213,125
Bank of East Asia, Ltd.	50,000	211,625
Bank of Ireland (a)	61,674	17,680
Bank of Nova Scotia	900	51,551
Bank of Yokohama, Ltd. (The)	38,000	217,594
Barclays plc	110,497	475,406
BNP Paribas S.A.	8,922	603,892
CaixaBank	8,807	38,680
Chiba Bank, Ltd. (The)	25,000	182,997
Chiba Kogyo Bank, Ltd. (The) (a)	2,300	18,449
Chugoku Bank, Ltd. (The)	6,000	84,532
Citizens & Northern Corp.	700	13,958
Comerica, Inc.	18,806	739,264
Commerzbank AG (a)	9,409	108,333
Commonwealth Bank of Australia	1,926	128,030
Credit Agricole S.A. (a)	3,568	39,373
Credito Emiliano S.p.A.	4,272	26,096
Dah Sing Banking Group, Ltd.	20,000	35,629
Dah Sing Financial Holdings, Ltd.	11,200	64,862
First Citizens BancShares, Inc. - Class A	400	82,240
First Financial Corp.	300	9,471
First International Bank of Israel, Ltd.	1,434	23,556
First Interstate Bancsystem, Inc.	1,000	24,150
Fukui Bank, Ltd. (The)	5,000	11,079
Gunma Bank, Ltd. (The)	12,000	70,440
Hachijuni Bank, Ltd. (The)	23,000	143,459
Higo Bank, Ltd. (The)	9,000	52,829
Hokkoku Bank, Ltd. (The)	5,000	19,057
HSBC Holdings plc	153,108	1,660,146
Hyakugo Bank, Ltd. (The)	5,000	20,633
International Bancshares Corp.	3,500	75,705
Intesa Sanpaolo S.p.A.	54,596	112,800
Israel Discount Bank, Ltd. - Class A (a)	73,040	131,823
Iyo Bank, Ltd. (The)	13,000	136,627
Juroku Bank, Ltd. (The)	5,000	19,711
Kagoshima Bank, Ltd. (The)	8,000	54,747
KBC Groep NV	2,028	99,674
Keiyo Bank, Ltd. (The)	8,000	42,116
KeyCorp	25,300	288,420
Lloyds Banking Group plc (a)	24,423	29,138
MB Financial, Inc.	1,700	48,008
Mitsubishi UFJ Financial Group, Inc.	123,400	791,592
Mizuho Financial Group, Inc.	40,400	87,937
National Australia Bank, Ltd.	2,212	70,874
Natixis	4,304	20,614
Nishi-Nippon City Bank, Ltd. (The)	12,000	32,777

Commercial Banks—(Continued)
PNC Financial Services Group, Inc. (The)	2,500	181,125
Raiffeisen Bank International AG	3,215	105,218
Regions Financial Corp.	39,792	368,474
Republic Bancorp, Inc. - Class A	500	13,775
Resona Holdings, Inc.	32,500	166,448
Royal Bank of Canada	1,600	102,519
Royal Bank of Scotland Group plc (a)	49,693	288,885
San-In Godo Bank, Ltd. (The)	10,000	77,838
Shizuoka Bank, Ltd. (The)	19,000	216,837
Societe Generale S.A.	8,552	426,507
SpareBank 1 SMN	10,449	79,501
SpareBank 1 SR Bank ASA	5,826	46,220
Standard Chartered plc	19,635	470,940
Sumitomo Mitsui Financial Group, Inc.	13,600	660,252
Sumitomo Mitsui Trust Holdings, Inc.	115,000	571,122
SunTrust Banks, Inc.	12,996	421,330
Toronto-Dominion Bank (The)	1,000	90,034
U.S. Bancorp	1,700	62,186
UniCredit S.p.A.	43,769	280,088
Unione di Banche Italiane SCPA	11,573	58,527
Valiant Holding	517	50,803
Wells Fargo & Co.	21,300	880,116
Westpac Banking Corp.	3,289	100,507
Wing Hang Bank, Ltd.	6,000	90,484

		16,030,618

Commercial Services & Supplies—0.2%
Berendsen plc	1,957	28,780
Cabcharge Australia, Ltd.	2,996	10,344
Cintas Corp.	3,900	199,680
Collection House, Ltd.	9,346	16,137
Copart, Inc. (a)	700	22,253
Dai Nippon Printing Co., Ltd.	5,000	53,053
Deluxe Corp.	1,900	79,154
Duskin Co., Ltd.	1,400	28,081
Intersections, Inc.	900	7,893
Intrum Justitia AB	2,597	69,507
Matsuda Sangyo Co., Ltd.	1,100	15,753
Mineral Resources, Ltd.	7,472	75,995
Mitie Group plc	12,173	58,291
Moshi Moshi Hotline, Inc.	2,250	26,345
NAC Co., Ltd.	1,200	19,648
Nippon Parking Development Co., Ltd.	233	18,614
Pitney Bowes, Inc.	7,100	129,149
Securitas AB - B Shares	2,581	29,485
Societe BIC S.A.	774	90,010
Toppan Forms Co., Ltd.	1,400	13,687
Toppan Printing Co., Ltd.	6,000	48,511
Transcontinental, Inc. - Class A	4,300	61,533
U.S. Ecology, Inc.	1,000	30,130

		1,132,033

Communications Equipment—0.3%
Blackberry, Ltd. (a)	13,400	105,374
Brocade Communications Systems, Inc. (a)	9,900	79,695
Cisco Systems, Inc.	45,400	1,063,268

MIST-335

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Codan, Ltd.	4,671	$8,427
EVS Broadcast Equipment S.A.	531	34,265
Harris Corp.	3,400	201,620
InterDigital, Inc.	600	22,398
Ituran Location and Control, Ltd.	1,362	25,397
Motorola Solutions, Inc.	1,000	59,380
Nolato AB - B Shares	877	14,597
Pace plc	11,528	47,395
Plantronics, Inc.	1,400	64,470
QUALCOMM, Inc.	8,521	573,975
Spirent Communications plc	8,440	17,428
VTech Holdings, Ltd.	2,300	29,594

		2,347,283

Computers & Peripherals—0.8%
Apple, Inc.	6,500	3,098,875
Asustek Computer, Inc.	3,000	24,060
Elecom Co., Ltd.	600	8,224
EMC Corp.	24,200	618,552
Hewlett-Packard Co.	24,808	520,472
Japan Digital Laboratory Co., Ltd.	3,100	36,822
Lexmark International, Inc. - Class A	2,200	72,600
Lite-On Technology Corp.	12,059	20,480
NEC Corp.	206,000	478,102
NetApp, Inc.	5,900	251,458
Seagate Technology plc	6,100	266,814
Simplo Technology Co., Ltd.	4,000	19,425
Western Digital Corp.	4,500	285,300
Xyratex, Ltd.	1,000	11,130

		5,712,314

Construction & Engineering—0.2%
Ausdrill, Ltd.	4,930	7,218
Ausgroup, Ltd.	21,000	5,528
Bouygues S.A.	740	27,016
Cardno, Ltd.	5,697	33,010
Carillion plc	6,428	32,564
Chip Eng Seng Corp., Ltd.	28,000	15,389
Decmil Group, Ltd.	3,097	6,503
Forge Group, Ltd.	2,456	12,047
Interserve plc	6,723	61,088
JGC Corp.	5,000	181,003
Kandenko Co., Ltd.	3,000	18,178
Kinden Corp.	10,000	107,603
Leighton Holdings, Ltd.	6,708	120,505
MACA, Ltd.	10,971	25,303
Macmahon Holdings, Ltd. (a)	38,458	4,306
Maeda Road Construction Co., Ltd.	2,000	33,299
Monadelphous Group, Ltd.	1,870	33,469
Mota-Engil SGPS S.A.	6,953	27,573
NCC AB - B Shares	2,181	64,934
NRW Holdings, Ltd.	5,893	8,008
Obrascon Huarte Lain S.A.	1,521	57,882
RCR Tomlinson, Ltd.	8,422	28,145
Sanki Engineering Co., Ltd.	3,000	18,464
Sumitomo Densetsu Co., Ltd.	1,200	16,357

Security Description	Shares	Value

Construction & Engineering—(Continued)
Taihei Dengyo Kaisha, Ltd.	2,000	$14,644
Taihei Kogyo Co., Ltd.	3,000	11,779
Taikisha, Ltd.	1,200	28,663
Vinci S.A.	8,598	499,966

		1,500,444

Construction Materials—0.0%
Adelaide Brighton, Ltd.	23,141	79,734
China Shanshui Cement Group, Ltd.	21,000	8,083
Imerys S.A.	1,400	97,835
RHI AG	579	19,137

		204,789

Consumer Finance—0.2%
American Express Co.	2,300	173,696
Capital One Financial Corp.	8,200	563,668
Cash America International, Inc.	500	22,640
Discover Financial Services	10,000	505,400
Encore Capital Group, Inc. (a)	800	36,688
Ezcorp, Inc. - Class A (a)	3,900	65,832
First Cash Financial Services, Inc. (a)	400	23,180
Green Dot Corp. - Class A (a)	900	23,697
Nicholas Financial, Inc.	900	14,661
Portfolio Recovery Associates, Inc. (a)	1,000	59,940
World Acceptance Corp. (a)	800	71,936

		1,561,338

Containers & Packaging—0.1%
Aptargroup, Inc.	2,500	150,325
Mayr Melnhof Karton AG	330	35,666
Packaging Corp. of America	2,400	137,016
Rengo Co., Ltd.	8,000	44,186
Smurfit Kappa Group plc	2,469	56,369
Sonoco Products Co.	2,200	85,668

		509,230

Distributors—0.1%
Breville Group, Ltd.	4,914	40,117
Canon Marketing Japan, Inc.	1,300	17,314
Doshisha Co., Ltd.	800	11,459
Genuine Parts Co.	3,200	258,848
Jardine Cycle & Carriage, Ltd.	3,000	91,262

		419,000

Diversified Consumer Services—0.1%
American Public Education, Inc. (a)	300	11,340
Benesse Holdings, Inc.	3,000	109,168
Best Bridal, Inc.	1,400	10,467
Capella Education Co. (a)	400	22,624
DeVry, Inc.	900	27,504
Grand Canyon Education, Inc. (a)	700	28,196
H&R Block, Inc.	6,100	162,626
ITT Educational Services, Inc. (a)	600	18,600
Meiko Network Japan Co., Ltd.	1,100	13,913

MIST-336

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Navitas, Ltd.	11,374	$65,914
Studio Alice Co., Ltd.	700	9,188

		479,540

Diversified Financial Services—0.8%
ABC Arbitrage	1,342	9,350
Bank of America Corp.	116,046	1,601,435
Berkshire Hathaway, Inc. - Class B (a)	1,500	170,265
CBOE Holdings, Inc.	1,900	85,937
Citigroup, Inc.	32,420	1,572,694
Corp. Financiera Alba S.A.	558	30,928
First Pacific Co., Ltd.	88,000	96,968
Fuyo General Lease Co., Ltd.	1,300	48,944
IG Group Holdings plc	6,155	57,705
Industrivarden AB - A Shares	1,443	28,138
Industrivarden AB - C Shares	6,746	124,311
ING Groep NV (a)	17,889	202,991
IntercontinentalExchange, Inc. (a)	300	54,426
Investor AB - B Shares	9,036	274,186
JPMorgan Chase & Co.	30,900	1,597,221
MarketAxess Holdings, Inc.	700	42,028
McGraw Hill Financial, Inc.	3,000	196,770
RHJ International (a)	2,365	12,416
Ricoh Leasing Co., Ltd.	1,400	39,160
Sofina S.A.	759	74,614

		6,320,487

Diversified Telecommunication Services—0.7%
AT&T, Inc.	22,493	760,713
BCE, Inc.	2,100	89,745
Belgacom S.A.	10,661	283,481
Bezeq The Israeli Telecommunication Corp., Ltd.	106,827	196,462
BT Group plc	28,640	158,693
Elisa Oyj	5,651	134,773
iiNET, Ltd.	10,404	59,798
Inteliquent, Inc.	3,400	32,844
Iridium Communications, Inc. (a)	2,500	17,200
M2 Telecommunications Group, Ltd.	10,075	57,076
Nippon Telegraph & Telephone Corp.	1,400	72,667
Swisscom AG	304	146,272
Telecom Italia S.p.A.	786,242	649,286
Telefonica S.A. (a)	1,760	27,507
Telekomunikasi Indonesia Persero Tbk PT	332,500	60,383
Telenor ASA	20,041	458,048
TeliaSonera AB	52,757	404,284
Telstra Corp., Ltd.	58,973	273,498
TPG Telecom, Ltd.	19,814	80,230
Turk Telekomunikasyon A/S	18,115	62,979
Verizon Communications, Inc.	19,762	922,095
Ziggo NV	5,542	224,528

		5,172,562

Electric Utilities—0.2%
American Electric Power Co., Inc.	1,146	49,679
CEZ A/S	881	22,782

Electric Utilities—(Continued)
Cia Paranaense de Energia (ADR)	1,200	16,752
Duke Energy Corp.	1,033	68,984
Enel S.p.A.	105,595	404,900
EVN AG	4,052	61,935
Exelon Corp.	1,500	44,460
Iberdrola S.A.	11,910	69,444
NextEra Energy, Inc.	1,687	135,230
PGE S.A.	12,762	68,026
Red Electrica Corp. S.A.	4,896	279,495
Southern Co. (The)	1,620	66,712
SSE plc	6,062	144,785
Tauron Polska Energia S.A.	21,841	33,539

		1,466,723

Electrical Equipment—0.3%
ABB, Ltd. (a)	25,500	602,403
Alstom S.A.	2,421	86,267
Babcock & Wilcox Co. (The)	3,900	131,508
Eaton Corp. plc	364	25,058
Emerson Electric Co.	9,584	620,085
EnerSys, Inc.	1,600	97,008
Hubbell, Inc. - Class B	1,300	136,162
Legrand S.A.	5,604	311,312
Nitto Kogyo Corp.	1,500	25,047
OSRAM Licht AG (a)	30	1,408
Rockwell Automation, Inc.	2,900	310,126

		2,346,384

Electronic Equipment, Instruments & Components—0.4%
Ai Holdings Corp.	1,600	19,085
Amphenol Corp. - Class A	2,100	162,498
Anritsu Corp.	4,000	50,920
AVX Corp.	6,400	84,032
Barco NV	445	35,220
Benchmark Electronics, Inc. (a)	2,900	66,381
Canon Electronics, Inc.	2,600	47,974
Corning, Inc.	61,977	904,244
Delta Electronics Thailand PCL	11,900	18,736
Dolby Laboratories, Inc. - Class A	2,200	75,922
Domino Printing Sciences plc	3,948	40,893
Elematec Corp.	700	9,626
Evertz Technologies, Ltd.	2,100	32,620
FLIR Systems, Inc.	5,100	160,140
FUJIFILM Holdings Corp.	11,900	286,568
Hakuto Co., Ltd.	1,400	13,518
Halma plc	10,005	91,780
Hoya Corp.	11,200	265,316
Ingenico	1,882	135,716
Kanematsu Electronics, Ltd.	800	10,417
LEM Holding S.A.	30	21,064
Nippon Electric Glass Co., Ltd.	18,000	96,565
Ryoden Trading Co., Ltd.	2,000	13,861
Spectris plc	1,323	47,310
TE Connectivity, Ltd.	7,500	388,350
Tech Data Corp. (a)	600	29,946

		3,108,702

MIST-337

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.5%
AMEC plc	6,539	$113,794
Baker Hughes, Inc.	8,740	429,134
C&J Energy Services, Inc. (a)	2,500	50,200
Diamond Offshore Drilling, Inc.	2,600	162,032
Ensco plc - Class A	5,600	301,000
Ensign Energy Services, Inc.	4,800	82,202
Essential Energy Services Trust (a)	4,100	10,986
Fred Olsen Energy ASA	1,808	80,321
Helmerich & Payne, Inc.	9,210	635,029
Kvaerner ASA	5,816	9,590
Nabors Industries, Ltd.	2,400	38,544
National Oilwell Varco, Inc.	6,210	485,063
Noble Corp.	12,306	464,798
Pason Systems, Inc.	3,100	68,347
Patterson-UTI Energy, Inc.	2,000	42,760
Petrofac, Ltd.	4,683	106,679
ProSafe SE	3,866	30,867
RPC, Inc.	5,500	85,085
Savanna Energy Services Corp.	1,900	14,037
Schlumberger, Ltd.	2,700	238,572
Seadrill, Ltd.	2,046	91,885
Shinko Plantech Co., Ltd.	1,400	11,707
TGC Industries, Inc.	1,365	10,770
TGS Nopec Geophysical Co. ASA	3,246	95,727
Total Energy Services, Inc.	1,000	17,407
WorleyParsons, Ltd.	6,953	157,874

		3,834,410

Food & Staples Retailing—0.5%
Ain Pharmaciez, Inc.	700	29,609
Amsterdam Commodities NV	982	21,000
Arcs Co., Ltd.	1,000	18,468
Axfood AB	1,327	64,838
Booker Group plc	21,343	46,588
Casino Guichard Perrachon S.A.	247	25,468
Cocokara fine, Inc.	1,100	34,713
Colruyt S.A.	2,635	146,296
Costco Wholesale Corp.	400	46,048
CREATE SD HOLDINGS Co., Ltd.	400	14,667
CVS Caremark Corp.	4,400	249,700
Delhaize Group S.A.	2,162	136,304
FamilyMart Co., Ltd.	2,000	86,661
Greggs plc	6,045	41,461
Itochu-Shokuhin Co., Ltd.	300	10,030
Jean Coutu Group PJC, Inc. (The) - Class A	3,400	60,042
Jeronimo Martins SGPS S.A.	3,277	67,315

Kato Sangyo Co., Ltd.	1,000	21,450
Koninklijke Ahold NV	13,961	241,897
Majestic Wine plc	1,467	12,531
Matsumotokiyoshi Holdings Co., Ltd.	600	19,437
Metro, Inc.	1,200	75,060
Ministop Co., Ltd.	900	14,027
Mitsubishi Shokuhin Co., Ltd.	1,900	52,152
San-A Co., Ltd.	600	16,907
Sligro Food Group NV	580	23,703
Sogo Medical Co., Ltd.	500	19,193

Food & Staples Retailing—(Continued)
Sundrug Co., Ltd.	1,200	59,991
TESCO plc	64,442	374,631
Tsuruha Holdings, Inc.	800	70,624
Valor Co., Ltd.	1,000	15,178
Wal-Mart Stores, Inc.	12,421	918,657
Walgreen Co.	3,297	177,379
Welcia Holdings Co., Ltd.	900	47,673
Wesfarmers, Ltd.	1,356	52,054
WM Morrison Supermarkets plc	43,878	198,937
Woolworths, Ltd.	13,019	425,262

		3,935,951

Food Products—0.6%
Asian Citrus Holdings, Ltd.	73,591	25,481
China Minzhong Food Corp., Ltd. (a)	56,000	50,254
Cranswick plc	2,619	49,692
Danone S.A.	1,090	82,070
Darling International, Inc. (a)	3,100	65,596
Devro plc	17,984	94,541
Fresh Del Monte Produce, Inc.	1,200	35,616
General Mills, Inc.	7,987	382,737
Hormel Foods Corp.	3,800	160,056
Indofood Agri Resources, Ltd.	34,000	21,362
Indofood Sukses Makmur Tbk PT	42,500	25,937
J&J Snack Foods Corp.	1,000	80,720
Kenko Mayonnaise Co., Ltd.	1,900	17,289
Kulim Malaysia BHD	10,700	10,771
Lancaster Colony Corp.	1,800	140,922
McCormick & Co., Inc.	1,500	97,050
Mitsui Sugar Co., Ltd.	3,000	9,449
Mondelez International, Inc. - Class A	2,078	65,291
Nestle S.A.	15,788	1,105,825
Osem Investments, Ltd.	2,738	61,199
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	54,500	5,990
Prima Meat Packers, Ltd.	9,000	18,926
Saputo, Inc.	6,600	313,132
Shenguan Holdings Group, Ltd.	118,000	50,042
Suedzucker AG	4,736	139,537
Tassal Group, Ltd.	7,408	21,203
Toyo Suisan Kaisha, Ltd.	6,000	176,372
Unilever NV	19,043	741,062
Unilever plc	12,872	497,138
Viscofan S.A.	2,737	156,541
Warabeya Nichiyo Co., Ltd.	400	7,093

		4,708,894

Gas Utilities—0.1%
Enagas S.A.	9,235	226,954
Gas Natural SDG S.A.	13,560	284,243

		511,197

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	18,208	604,323
Anika Therapeutics, Inc. (a)	700	16,772

MIST-338

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Atrion Corp.	100	$25,878
Baxter International, Inc.	8,228	540,497
Becton Dickinson & Co.	2,700	270,054
BioMerieux	246	23,832
C.R. Bard, Inc.	2,400	276,480
Covidien plc	974	59,356
DiaSorin S.p.A.	3,251	140,080
Essilor International S.A.	359	38,624
Fukuda Denshi Co., Ltd.	600	25,377
Hogy Medical Co., Ltd.	600	33,310
Medtronic, Inc.	15,357	817,760
Meridian Bioscience, Inc.	4,200	99,330
Smith & Nephew plc	17,292	215,877
STERIS Corp.	600	25,776
Stryker Corp.	6,000	405,540
Techno Medica Co., Ltd.	600	13,256
Varian Medical Systems, Inc. (a)	3,000	224,190
Zimmer Holdings, Inc.	5,900	484,626

		4,340,938

Health Care Providers & Services—0.4%
Aetna, Inc.	600	38,412
Alfresa Holdings Corp.	1,700	87,860
Amsurg Corp. (a)	2,400	95,280
Bio-Reference Labs, Inc. (a)	2,900	86,652
Chemed Corp.	900	64,350
Cigna Corp.	300	23,058
Health Management Associates, Inc. - Class A (a)	2,700	34,560
Humana, Inc.	2,300	214,659
Laboratory Corp. of America Holdings (a)	2,700	267,678
Magellan Health Services, Inc. (a)	600	35,976
Medical Facilities Corp.	1,100	16,884
Medipal Holdings Corp.	12,300	152,118
MEDNAX, Inc. (a)	2,200	220,880
Miraca Holdings, Inc.	4,300	192,194
National Research Corp. - Class B	350	10,451
Nichii Gakkan Co.	1,400	14,018
Owens & Minor, Inc.	1,700	58,803
Quest Diagnostics, Inc.	6,400	395,456
Ramsay Health Care, Ltd.	2,651	89,588
Select Medical Holdings Corp.	12,100	97,647
Toho Holdings Co., Ltd.	4,500	82,250
Tokai Corp.	1,400	37,659
U.S. Physical Therapy, Inc.	1,700	52,836
UnitedHealth Group, Inc.	7,000	501,270

		2,870,539

Health Care Technology—0.0%
Computer Programs & Systems, Inc.	1,100	64,350
Quality Systems, Inc.	1,500	32,595

		96,945

Hotels, Restaurants & Leisure—0.5%
Betsson AB (a)	613	18,173
Cheesecake Factory, Inc. (The)	1,200	52,740

Hotels, Restaurants & Leisure—(Continued)
Compass Group plc	25,253	347,178
Cracker Barrel Old Country Store, Inc.	400	41,296

Darden Restaurants, Inc.	1,600	74,064
Flight Centre, Ltd.	2,192	98,845
Hiday Hidaka Corp.	800	17,793
International Game Technology	6,100	115,473
Ladbrokes plc	24,618	67,288
McDonald’s Corp.	9,973	959,502
MGM China Holdings, Ltd.	45,600	152,993
NagaCorp, Ltd.	64,000	54,105
OPAP S.A.	8,257	92,303
Paddy Power plc	1,376	110,161
Papa John’s International, Inc.	200	13,976
Restaurant Group plc	6,422	55,361
REXLot Holdings, Ltd.	150,000	11,611
Sands China, Ltd.	23,600	146,337
SJM Holdings, Ltd.	72,000	202,911
St. Marc Holdings Co., Ltd.	300	15,175
Starbucks Corp.	2,100	161,637
Starwood Hotels & Resorts Worldwide, Inc.	2,300	152,835
Texas Roadhouse, Inc.	2,000	52,560
Tim Hortons, Inc.	3,500	203,000
Unibet Group plc	1,003	40,275
William Hill plc	23,284	151,675
Wynn Macau, Ltd.	10,800	36,911
Yum! Brands, Inc.	5,081	362,733

		3,808,911

Household Durables—0.3%
CSS Industries, Inc.	300	7,203
DR Horton, Inc.	20,011	388,814
Fleetwood Corp., Ltd.	1,051	3,532
Fujitsu General, Ltd.	6,000	69,035
Garmin, Ltd.	3,900	176,241
GUD Holdings, Ltd.	1,179	6,688
JM AB	1,026	29,860
Leggett & Platt, Inc.	5,000	150,750
Lennar Corp. - Class A	12,421	439,703
Pressance Corp.	500	15,487
Sanyo Housing Nagoya Co., Ltd.	1,000	11,485
SEB S.A.	1,354	118,734
Skullcandy, Inc. (a)	1,800	11,124
Sony Corp.	19,500	417,827
Toa Corp.	2,000	16,823
Toll Brothers, Inc. (a)	14,146	458,755
Tupperware Brands Corp.	1,400	120,918

		2,442,979

Household Products—0.5%
Colgate-Palmolive Co.	10,301	610,849
Energizer Holdings, Inc.	2,700	246,105
Kimberly-Clark Corp.	8,395	790,977
Orchids Paper Products Co.	600	16,602
Procter & Gamble Co. (The)	14,349	1,084,641
Reckitt Benckiser Group plc	11,081	810,843

		3,560,017

MIST-339

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power Producers & Energy Traders—0.0%
Aboitiz Power Corp.	64,600	$46,765
Tractebel Energia S.A.	1,500	24,792

		71,557

Industrial Conglomerates—0.3%
3M Co.	6,832	815,809
General Electric Co.	42,800	1,022,492
Hopewell Holdings, Ltd.	26,500	88,913
Reunert, Ltd.	2,202	15,914
Rheinmetall AG	368	21,161
Siemens AG	1,958	236,055
Smiths Group plc	11,077	250,749

		2,451,093

Insurance—1.9%
ACE, Ltd.	6,000	561,360
Aegon NV	83,687	619,674
Aflac, Inc.	17,055	1,057,239
Ageas	4,785	193,850
AIA Group, Ltd.	10,400	48,960
Allianz SE	4,570	718,421
Allied World Assurance Co. Holdings AG	1,600	159,024
American Equity Investment Life Holding Co.	4,600	97,612
American Financial Group, Inc.	4,000	216,240
American International Group, Inc.	17,085	830,844
Amlin plc	23,549	154,613
Amtrust Financial Services, Inc.	1,650	64,449
April	795	16,780
Arch Capital Group, Ltd. (a)	2,700	146,151
Aspen Insurance Holdings, Ltd.	3,900	141,531
Assured Guaranty, Ltd.	5,900	110,625
Axis Capital Holdings, Ltd.	5,800	251,198
Beazley plc	28,615	97,179
Catlin Group, Ltd.	16,036	125,974
Chesnara plc	7,256	31,597
CNA Financial Corp.	3,100	118,358
CNO Financial Group, Inc.	4,000	57,600
CNP Assurances	11,302	203,702
EMC Insurance Group, Inc.	500	15,090
Endurance Specialty Holdings, Ltd.	2,800	150,416
Euler Hermes S.A.	1,294	158,037
FBL Financial Group, Inc. - Class A	1,500	67,350
Generali Deutschland Holding AG	165	25,146
Genworth Financial, Inc. - Class A (a)	3,100	39,649
Hannover Rueck SE	2,698	198,427
Hartford Financial Services Group, Inc.	13,456	418,751
HCC Insurance Holdings, Inc.	4,100	179,662
HCI Group, Inc.	1,000	40,840
Helvetia Holding AG	349	154,550
Hiscox, Ltd.	14,047	147,627
Horace Mann Educators Corp.	3,300	93,654
Jardine Lloyd Thompson Group plc	5,555	85,005
Lancashire Holdings, Ltd.	3,153	39,235
Legal & General Group plc	98,217	312,416
Lincoln National Corp.	6,800	285,532
Manulife Financial Corp.	28,866	477,527

Insurance—(Continued)
Mapfre S.A.	19,313	69,137
Marsh & McLennan Cos., Inc.	5,500	239,525
MBIA, Inc. (a)	2,600	26,598
Montpelier Re Holdings, Ltd.	4,100	106,805
MS&AD Insurance Group Holdings	17,200	450,726
Muenchener Rueckversicherungs AG	1,068	208,907
National Western Life Insurance Co. - Class A	200	40,354
Navigators Group, Inc. (The) (a)	600	34,662
Novae Group plc	2,006	16,342
PartnerRe, Ltd.	2,400	219,696

Platinum Underwriters Holdings, Ltd.	2,000	119,460
Power Financial Corp.	5,900	183,578
Primerica, Inc.	2,200	88,748
Principal Financial Group, Inc.	700	29,974
ProAssurance Corp.	3,300	148,698
Protective Life Corp.	2,600	110,630
QBE Insurance Group, Ltd.	34,863	477,252
RenaissanceRe Holdings, Ltd.	1,400	126,742
Sampo Oyj - A Shares	4,668	200,621
Schweizerische National-Versicherungs-Gesellschaft AG	467	21,663
SCOR SE	4,035	133,711
Sony Financial Holdings, Inc.	8,889	163,442
StanCorp Financial Group, Inc.	2,200	121,044
Standard Life plc	50,602	282,970
Swiss Re AG (a)	4,271	353,280
Symetra Financial Corp.	6,800	121,176
T&D Holdings, Inc.	32,200	400,055
Torchmark Corp.	3,700	267,695
Unum Group	8,600	261,784
Validus Holdings, Ltd.	2,000	73,960
Vaudoise Assurances Holding S.A.	37	15,631
XL Group plc	3,900	120,198
Zurich Insurance Group AG (a)	835	215,050

		14,362,009

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (a)	800	250,112
Ikyu Corp.	13	21,647
N Brown Group plc	2,279	19,374
PetMed Express, Inc.	900	14,661
priceline.com, Inc. (a)	200	202,190
Trade Me Group, Ltd.	9,243	35,008
Webjet, Ltd.	2,949	10,538
Wotif.com Holdings, Ltd.	2,926	12,832

		566,362

Internet Software & Services—0.2%
Dena Co., Ltd.	4,900	99,853
Dice Holdings, Inc. (a)	1,600	13,616
eBay, Inc. (a)	1,500	83,685
Google, Inc. - Class A (a)	1,400	1,226,274
Gree, Inc.	1,400	10,913
j2 Global, Inc.	2,000	99,040
Mixi, Inc.	1,600	19,581
NIFTY Corp.	700	8,493

MIST-340

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
SMS Co., Ltd.	1,500	$24,763
Sohu.com, Inc. (a)	1,100	86,713
SUNeVision Holdings, Ltd.	49,000	14,360
Travelzoo, Inc. (a)	600	15,924

		1,703,215

IT Services—0.7%
Accenture plc - Class A	6,600	486,024
Alten S.A.	1,217	52,114
Automatic Data Processing, Inc.	5,797	419,587
Booz Allen Hamilton Holding Corp.	4,900	94,668
Broadridge Financial Solutions, Inc.	3,700	117,475
CACI International, Inc. - Class A (a)	1,100	76,021
Computer Sciences Corp.	3,000	155,220
Heartland Payment Systems, Inc.	1,700	67,524
HIQ International AB (a)	3,002	19,060

Ines Corp.	2,100	12,977
Infocom Corp.	2,400	21,607
International Business Machines Corp.	8,120	1,503,662
Iress, Ltd.	5,277	44,756
Jack Henry & Associates, Inc.	2,900	149,669
Mastercard, Inc. - Class A	200	134,556
NEC Fielding, Ltd.	1,600	18,731
NEC Networks & System Integration Corp.	700	16,954
NeuStar, Inc. - Class A (a)	2,200	108,856
Obic Co., Ltd.	3,400	109,874
Paychex, Inc.	6,800	276,352
SMS Management & Technology, Ltd.	1,710	7,244
Syntel, Inc.	500	40,050
Teradata Corp. (a)	600	33,264
Tieto Oyj	1,505	32,159
TKC Corp.	1,300	22,476
Total System Services, Inc.	5,600	164,752
Transcosmos, Inc.	1,700	29,880
Visa, Inc. - Class A	1,893	361,752
Western Union Co. (The)	14,200	264,972

		4,842,236

Leisure Equipment & Products—0.1%
Fields Corp.	1,100	18,217
Hasbro, Inc.	3,800	179,132
Heiwa Corp.	2,600	45,234
Mattel, Inc.	8,100	339,066
Namco Bandai Holdings, Inc.	9,200	172,072
Polaris Industries, Inc.	1,100	142,098
Sturm Ruger & Co., Inc.	600	37,578
Universal Entertainment Corp.	600	12,836

		946,233

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	3,200	164,000
Bio-Rad Laboratories, Inc. - Class A (a)	200	23,512
Bruker Corp. (a)	1,900	39,235
CMIC Holdings Co., Ltd.	800	10,973
EPS Corp.	6	5,870

Life Sciences Tools & Services—(Continued)
Mettler-Toledo International, Inc. (a)	100	24,009
Techne Corp.	1,200	96,072
Waters Corp. (a)	1,700	180,557

		544,228

Machinery—0.8%
AGCO Corp.	3,200	193,344
Amada Co., Ltd.	4,000	36,187
Atlas Copco AB - A Shares	8,799	257,770
Austin Engineering, Ltd.	2,543	7,996
Bradken, Ltd.	2,408	12,702
Caterpillar, Inc.	4,623	385,419
CLARCOR, Inc.	1,100	61,083
Crane Co.	2,000	123,340
Cummins, Inc.	3,322	441,394
Daiwa Industries, Ltd.	2,000	12,598
Danieli & C Officine Meccaniche S.p.A.	642	18,496
Deere & Co.	536	43,625
Dover Corp.	4,200	377,286
Duro Felguera S.A.	3,806	26,090
Fenner plc	3,516	22,698
Flowserve Corp.	3,800	237,082

Fukushima Industries Corp.	1,000	15,698
Hoshizaki Electric Co., Ltd.	2,100	72,615
IDEX Corp.	2,600	169,650
Illinois Tool Works, Inc.	7,008	534,500
IMI plc	9,573	225,580
Joy Global, Inc.	3,400	173,536
Kurita Water Industries, Ltd.	2,800	59,618
Lincoln Electric Holdings, Inc.	1,800	119,916
Lindsay Corp.	600	48,972
Metka S.A.	2,122	35,546
Middleby Corp. (The) (a)	200	41,782
Mitsuboshi Belting Co., Ltd.	1,000	5,314
Morgan Advanced Materials plc	10,142	51,163
Nittoku Engineering Co., Ltd.	1,000	9,185
Nordson Corp.	1,900	139,897
Pall Corp.	2,600	200,304
Parker Hannifin Corp.	3,100	337,032
Senior plc	13,149	57,650
Shinmaywa Industries, Ltd.	2,000	15,584
SKF AB - B Shares	10,863	302,500
Snap-on, Inc.	1,500	149,250
Spirax-Sarco Engineering plc	858	41,892
Standex International Corp.	600	35,640
Sumitomo Heavy Industries, Ltd.	12,000	54,708
Teikoku Sen-I Co., Ltd.	2,000	17,375
Tennant Co.	900	55,800
Tocalo Co., Ltd.	700	10,438
Toro Co. (The)	700	38,045
Toshiba Machine Co., Ltd.	3,000	15,525
Turk Traktor ve Ziraat Makineleri A/S	572	16,713
Valmont Industries, Inc.	800	111,128
Wabtec Corp.	600	37,722
Walter Meier AG	270	18,149
Weir Group plc (The)	3,982	150,264

MIST-341

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Yangzijiang Shipbuilding Holdings, Ltd.	106,000	$92,553
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	35,800	30,979

		5,749,333

Marine—0.1%
AP Moeller - Maersk A/S - Class B	32	293,860
Diana Shipping, Inc. (a)	2,400	28,968
Mermaid Marine Australia, Ltd.	9,504	32,816
Nippon Yusen KK	157,000	497,389

		853,033

Media—0.6%
Amuse, Inc.	700	14,325
Axel Springer AG	1,686	93,816
Borussia Dortmund GmbH & Co. KGaA	2,924	14,861
British Sky Broadcasting Group plc	20,018	282,148
Comcast Corp. - Class A	9,829	443,779
CTC Media, Inc.	3,400	35,734
CyberAgent, Inc.	2,000	55,296
Daiichikosho Co., Ltd.	1,700	46,399
DIRECTV (a)	6,100	364,475
Euromoney Institutional Investor plc	1,621	30,444
Fuji Media Holdings, Inc.	3,100	68,263
Gannett Co., Inc.	2,700	72,333
Harte-Hanks, Inc.	2,700	23,841
ITV plc	30,664	87,049
John Wiley & Sons, Inc. - Class A	1,500	71,535
Kinepolis Group NV	154	22,052

Meredith Corp.	900	42,858
Metropole Television S.A.	3,509	75,298
Modern Times Group AB - B Shares	1,370	71,558
Omnicom Group, Inc.	3,700	234,728
Phoenix Satellite Television Holdings, Ltd.	74,000	26,472
ProSiebenSat.1 Media AG	2,833	120,260
Publicis Groupe S.A.	3,360	267,459
REA Group, Ltd.	567	19,991
Scripps Networks Interactive, Inc. - Class A	2,000	156,220
SES S.A.	1,311	37,524
Shaw Communications, Inc. - Class B	7,400	171,844
SinoMedia Holding, Ltd.	41,000	35,535
Sky Network Television, Ltd.	12,782	61,709
Television Broadcasts, Ltd.	6,000	37,945
Time Warner, Inc.	300	19,743
Valassis Communications, Inc.	300	8,664
Viacom, Inc. - Class B	4,000	334,320
Walt Disney Co. (The)	11,600	748,084
Wolters Kluwer NV	6,292	162,016

		4,358,578

Metals & Mining—1.1%
African Barrick Gold plc	5,902	15,690
Alamos Gold, Inc.	2,500	38,833
Alcoa, Inc.	61,183	496,806
Anglo American plc	43,346	1,065,916

Metals & Mining—(Continued)
Antofagasta plc	13,281	176,286
ArcelorMittal	37,475	515,383
Barrick Gold Corp.	30,819	573,864
BHP Billiton plc	6,449	189,947
BHP Billiton, Ltd.	19,060	635,720
Capstone Mining Corp. (a)	7,500	18,057
Centamin plc (a)	19,699	14,172
Cliffs Natural Resources, Inc.	1,000	20,500
Freeport-McMoRan Copper & Gold, Inc.	3,400	112,472
Fresnillo plc	2,900	45,713
GlencoreXstrata plc	109,639	598,061
Gold Fields, Ltd.	4,050	18,632
Gold Fields, Ltd. (ADR)	20,800	95,056
Goldcorp, Inc.	19,205	499,679
Grange Resources, Ltd.	49,387	8,757
Harmony Gold Mining Co., Ltd. (ADR)	11,400	38,532
Highland Gold Mining, Ltd.	5,802	6,762
HudBay Minerals, Inc.	1,300	10,639
IAMGOLD Corp.	10,100	48,242
Imdex, Ltd.	7,552	6,204
JFE Holdings, Inc.	4,700	122,465
Kazakhmys plc	5,070	21,889
KGHM Polska Miedz S.A.	1,387	54,611
Koza Altin Isletmeleri A/S	2,462	39,121
Koza Anadolu Metal Madencilik Isletmeleri (a)	5,052	10,313
Kumba Iron Ore, Ltd.	267	12,335
Major Drilling Group International	1,400	10,071
Maruichi Steel Tube, Ltd.	2,200	54,737
Mitsui Mining & Smelting Co., Ltd.	12,000	34,954
Mount Gibson Iron, Ltd.	51,017	35,034
Nevsun Resources, Ltd.	9,100	28,977
Newmont Mining Corp.	7,100	199,510
Nippon Steel Sumitomo Metal Corp.	161,000	548,835
OZ Minerals, Ltd.	2,885	11,932
Pan American Silver Corp.	2,800	29,575
Petropavlovsk plc	3,257	4,064

Resolute Mining, Ltd.	6,656	4,052
Rio Tinto plc	2,603	127,480
Rio Tinto, Ltd.	1,299	74,888
Salzgitter AG	339	14,088
Silver Wheaton Corp.	1,800	44,596
St. Barbara, Ltd. (a)	4,110	2,173
Sumitomo Metal Mining Co., Ltd.	54,000	765,536
Teck Resources, Ltd. - Class B	6,200	166,609
Troy Resources, Ltd. (a)	2,277	3,247
Vedanta Resources plc	842	14,757
Voestalpine AG	4,221	201,937
Zijin Mining Group Co., Ltd. - Class H	216,000	51,742

		7,939,451

Multi-Utilities—0.1%
A2A S.p.A.	56,920	55,654
Atco, Ltd. - Class I	1,000	43,386
Centrica plc	74,165	444,264
Dominion Resources, Inc.	956	59,731
GDF Suez	1,180	29,659

MIST-342

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
National Grid plc	2,859	$33,823
RWE AG	10,352	352,393

		1,018,910

Multiline Retail—0.2%
Big Lots, Inc. (a)	1,300	48,217
Debenhams plc	26,464	43,724
Dollar Tree, Inc. (a)	1,800	102,888
Kohl’s Corp.	4,500	232,875
Lifestyle International Holdings, Ltd.	21,500	45,720
Macy’s, Inc.	5,400	233,658
Metro Holdings, Ltd.	14,000	9,525
Myer Holdings, Ltd.	10,600	25,828
Next plc	1,768	147,830
Nordstrom, Inc.	2,900	162,980
Target Corp.	2,130	136,277
Warehouse Group, Ltd. (The)	4,684	14,195

		1,203,717

Office Electronics—0.2%
Canon, Inc.	14,500	463,368
Konica Minolta, Inc.	17,500	147,451
Neopost S.A.	1,422	103,586
Ricoh Co., Ltd.	34,000	393,650
Riso Kagaku Corp.	700	16,394
Toshiba TEC Corp.	14,000	86,277
Xerox Corp.	29,200	300,468
Zebra Technologies Corp. - Class A (a)	1,000	45,530

		1,556,724

Oil, Gas & Consumable Fuels—2.9%
Afren plc (a)	24,140	54,067
Alliance Oil Co., Ltd. (a)	1,847	13,903
Alliance Resource Partners L.P.	1,100	81,543
Apache Corp.	11,680	994,435
AWE, Ltd. (a)	22,523	25,955
Beach Energy, Ltd.	64,308	80,112
BG Group plc	37,291	712,867
BP plc	155,425	1,090,443
Cairn Energy plc (a)	4,794	20,362

Canadian Natural Resources, Ltd.	16,560	520,409
Canadian Oil Sands, Ltd.	12,900	249,972
Chevron Corp.	14,050	1,707,075
ConocoPhillips	10,375	721,166
Denbury Resources, Inc. (a)	22,656	417,097
Devon Energy Corp.	9,315	538,034
DNO International ASA (a)	5,640	12,533
Dorchester Minerals L.P.	800	19,112
Encana Corp.	13,000	224,649
ENI S.p.A.	29,006	668,750
EnQuest plc (a)	17,710	37,393
Exxon Mobil Corp.	31,800	2,736,072
Gazprom Neft OAO (ADR) (a)	909	19,871
Gazprom OAO (ADR)	2,049	18,072
Gran Tierra Energy, Inc. (a)	12,500	88,625

Oil, Gas & Consumable Fuels—(Continued)
Hess Corp.	8,440	652,750
HollyFrontier Corp.	2,600	109,486
Idemitsu Kosan Co., Ltd.	400	34,692
Indo Tambangraya Megah Tbk PT	7,500	17,041
Inpex Corp.	24,400	288,432
Japan Petroleum Exploration Co.	2,200	94,843
JKX Oil & Gas plc (a)	8,443	8,612
JX Holdings, Inc.	25,300	131,577
Kanto Natural Gas Development, Ltd.	4,000	30,803
KazMunaiGas Exploration Production JSC (GDR)	4,045	60,068
Lightstream Resources, Ltd.	1,326	9,552
Marathon Oil Corp.	12,191	425,222
Marathon Petroleum Corp.	3,600	231,552
MIE Holdings Corp.	56,000	11,932
Murphy Oil Corp.	13,050	787,176
Occidental Petroleum Corp.	6,379	596,692
OMV AG	5,530	273,282
Pacific Rubiales Energy Corp.	4,040	79,776
Peabody Energy Corp.	4,500	77,625
Petrominerales, Ltd.	4,600	52,250
Phillips 66	13,695	791,845
Platino Energy Corp. (a)	2,100	1,631
Premier Oil plc	9,564	50,443
PTT Exploration & Production PCL	18,300	95,654
Repsol S.A.	27,807	691,662
Roc Oil Co., Ltd. (a)	25,325	11,703
Royal Dutch Shell plc - A Shares	32,714	1,080,366
Royal Dutch Shell plc - B Shares	21,009	726,126
Soco International plc (a)	14,024	49,224
Statoil ASA	19,923	452,586
Stone Energy Corp. (a)	1,300	42,159
Suncor Energy, Inc.	29,511	1,055,182
Tatneft OAO (ADR)	1,400	54,810
Tesoro Corp.	1,000	43,980
Total Gabon	33	21,104
Total S.A.	16,554	962,141
TransGlobe Energy Corp. (a)	3,600	28,239
Valero Energy Corp.	18,246	623,101
Western Refining, Inc.	1,000	30,040
Williams Cos., Inc. (The)	808	29,379

		21,867,255

Paper & Forest Products—0.1%
Ence Energia y Celulosa S.A	7,788	27,187
International Paper Co.	800	35,840
Mondi plc	1,724	29,121
Norbord, Inc.	1,300	37,900
OJI Holdings Corp.	3,000	14,094
Portucel Empresa Produtora de Pasta e Papel S.A.	25,423	92,404
Schweitzer-Mauduit International, Inc.	1,300	78,689
Stora Enso Oyj - R Shares	1,986	16,831
UPM-Kymmene Oyj	1,660	22,981

		355,047

MIST-343

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—0.1%
Artnature, Inc.	700	$14,618
Blackmores, Ltd.	555	14,481
Dr Ci:Labo Co., Ltd.	17	50,540
Kobayashi Pharmaceutical Co., Ltd.	1,300	74,520
L’Oreal S.A.	410	70,440
Medifast, Inc. (a)	1,600	43,024
Milbon Co., Ltd.	1,200	49,234
Nature’s Sunshine Products, Inc.	1,000	19,070
Nu Skin Enterprises, Inc. - Class A	1,000	95,740
Nutraceutical International Corp.	1,300	30,862
Oriflame Cosmetics S.A.	2,583	82,090
Prince Frog International Holdings, Ltd.	74,000	51,382
Real Nutriceutical Group, Ltd.	45,000	11,393
USANA Health Sciences, Inc. (a)	400	34,716

		642,110

Pharmaceuticals—2.0%
AbbVie, Inc.	17,994	804,872
AstraZeneca plc	18,452	958,964
Bayer AG	1,783	210,241
Boiron S.A.	1,269	83,097
Bristol-Myers Squibb Co.	10,071	466,086
Eli Lilly & Co.	15,123	761,141
GlaxoSmithKline plc	48,004	1,206,482
Hua Han Bio-Pharmaceutical Holdings, Ltd.	91,200	22,480
Jazz Pharmaceuticals plc (a)	200	18,394
Johnson & Johnson	21,025	1,822,657
Kaken Pharmaceutical Co., Ltd.	9,000	135,594
Kissei Pharmaceutical Co., Ltd.	1,000	22,964
KYORIN Holdings, Inc.	6,000	128,212
Merck & Co., Inc.	22,266	1,060,084
Merck KGaA	455	71,008
Mitsubishi Tanabe Pharma Corp.	3,000	42,148
Novartis AG	18,281	1,405,183
Novo Nordisk A/S - Class B	535	90,697
Orion Oyj - Class B	6,792	171,123
Otsuka Holdings Co., Ltd.	11,100	322,253
Pfizer, Inc.	55,774	1,601,271
Questcor Pharmaceuticals, Inc.	1,700	98,600
Recordati S.p.A.	7,396	88,934
Roche Holding AG	6,365	1,717,008
Sanofi	9,140	926,874
Shionogi & Co., Ltd.	14,000	295,019
Shire plc	5,369	214,977
Takeda Pharmaceutical Co., Ltd.	1,500	70,952
Teva Pharmaceutical Industries, Ltd. (ADR)	7,700	290,906
Tsumura & Co.	5,500	161,512
Zoetis, Inc.	528	16,431

		15,286,164

Professional Services—0.1%
ALS, Ltd.	7,935	77,800
Bertrandt AG	444	55,900
Dun & Bradstreet Corp. (The)	1,500	155,775
Equifax, Inc.	3,200	191,520
Exponent, Inc.	900	64,656

Professional Services—(Continued)
Insperity, Inc.	1,200	45,120
ITE Group plc	6,544	28,814
RPX Corp. (a)	2,700	47,331
Seek, Ltd.	3,704	41,063
Skilled Group, Ltd.	5,412	17,649
Stantec, Inc.	1,500	76,598
Teleperformance	1,805	87,338
VSE Corp.	500	23,475

		913,039

Real Estate Investment Trusts—0.2%
Allied Properties Real Estate Investment Trust	2,500	78,783
ANF Immobilier	476	13,945
Apollo Commercial Real Estate Finance, Inc.	1,300	19,851
Apollo Residential Mortgage, Inc.	3,400	49,606
ARMOUR Residential REIT, Inc.	13,200	55,440
Artis Real Estate Investment Trust	3,000	41,386
BWP Trust	14,844	31,581
Canadian Apartment Properties	2,200	43,720
Colony Financial, Inc.	2,300	45,954
Cominar Real Estate Investment Trust	4,100	76,623
Dundee Real Estate Investment Trust - Class A	1,900	53,566
Dynex Capital, Inc.	2,100	18,417
EPR Properties	900	43,866
Frasers Commercial Trust	19,000	19,092
Gecina S.A.	171	21,893
Hatteras Financial Corp.	1,300	24,323
Host Hotels & Resorts, Inc.	27,486	485,678
Invesco Mortgage Capital, Inc.	2,900	44,631
Link REIT (The)	37,000	181,366
Mapletree Logistics Trust	52,000	44,364
Mercialys S.A.	3,782	75,773
National Health Investors, Inc.	1,200	68,268
Northern Property Real Estate Investment Trust	1,300	34,934
NorthWest Healthcare Properties Real Estate Investment Trust	1,100	11,918
PS Business Parks, Inc.	700	52,234
Rayonier, Inc.	3,000	166,950

		1,804,162

Real Estate Management & Development—0.4%
Aeon Mall Co., Ltd.	1,900	56,492
Atrium European Real Estate, Ltd.	7,669	43,425
Cheung Kong Holdings, Ltd.	14,000	212,957
CSI Properties, Ltd.	290,000	11,417
Daikyo, Inc.	7,000	22,378
Daito Trust Construction Co., Ltd.	1,700	170,244
Daiwa House Industry Co., Ltd.	10,000	187,501
Dan Form Holdings Co., Ltd.	74,000	8,201
Emperor International Holdings	44,000	12,432
Great Eagle Holdings, Ltd.	5,000	17,875
Henderson Land Development Co., Ltd.	20,400	126,255
Ho Bee Investment, Ltd.	9,000	15,000
Hong Fok Corp., Ltd.	29,000	16,640
Hongkong Land Holdings, Ltd.	20,000	132,041
Hysan Development Co., Ltd.	20,000	89,431

MIST-344

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
K Wah International Holdings, Ltd.	31,000	$16,737
Keihanshin Building Co., Ltd.	2,400	13,532
Keppel Land, Ltd.	19,000	53,660
Kerry Properties, Ltd.	22,000	93,852
Killam Properties, Inc.	2,600	27,538
Lai Sun Development (a)	277,000	8,116
Lifestyle Properties Development, Ltd. (a)	1,075	256
New World Development Co., Ltd.	54,000	81,231
PSP Swiss Property AG (a)	1,369	118,758
Sankyo Frontier Co., Ltd.	4,000	30,409
Singapore Land, Ltd.	2,000	13,858
Sun Hung Kai Properties, Ltd.	19,000	258,166
Swire Pacific, Ltd. - Class A	14,000	167,681
Swire Properties, Ltd.	59,600	167,923
UOL Group, Ltd.	15,000	73,551
Wharf Holdings, Ltd.	27,000	234,108
Wheelock & Co., Ltd.	20,000	106,372

		2,588,037

Road & Rail—0.4%
Amerco, Inc.	600	110,478
Canadian National Railway Co.	5,000	506,626
Central Japan Railway Co.	1,100	141,252
ComfortDelGro Corp., Ltd.	86,000	135,150
CSX Corp.	15,929	410,012
Go-Ahead Group plc	2,180	59,232
Heartland Express, Inc.	5,500	78,045
Hitachi Transport System, Ltd.	1,000	13,927
Knight Transportation, Inc.	3,400	56,168
Landstar System, Inc.	1,800	100,764
Nippon Konpo Unyu Soko Co., Ltd.	3,000	52,698
Norfolk Southern Corp.	5,580	431,613
Sankyu, Inc.	16,000	52,936
Seino Holdings Co., Ltd.	2,000	20,473
Trancom Co., Ltd.	800	23,895
Union Pacific Corp.	4,300	667,962
Utoc Corp.	3,700	12,271
West Japan Railway Co.	4,600	197,321

		3,070,823

Semiconductors & Semiconductor Equipment—0.6%
Alpha & Omega Semiconductor, Ltd. (a)	1,000	8,410
Analog Devices, Inc.	4,100	192,905
ARM Holdings plc	2,813	45,038
Avago Technologies, Ltd.	5,300	228,536
CSR plc	5,704	47,585
First Solar, Inc. (a)	1,600	64,336
Intel Corp.	45,101	1,033,715
KLA-Tencor Corp.	3,700	225,145
Kulicke & Soffa Industries, Inc. (a)	900	10,395
Lam Research Corp. (a)	9,660	494,495
Linear Technology Corp.	6,000	237,960
LSI Corp.	18,100	141,542
Magnachip Semiconductor Corp. (a)	1,675	36,063
Marvell Technology Group, Ltd.	35,537	408,675
Maxim Integrated Products, Inc.	6,400	190,720

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Megachips Corp.	1,300	$20,759
Melexis NV	893	23,863
Microchip Technology, Inc.	2,500	100,725
Nuflare Technology, Inc.	200	25,261
NVIDIA Corp.	8,300	129,148
Powertech Technology, Inc.	12,000	22,657
Radiant Opto-Electronics Corp.	3,090	11,030
Rohm Co., Ltd.	1,800	74,044
Samsung Electronics Co., Ltd.	55	69,636
Shinko Electric Industries Co., Ltd.	1,500	15,821
Synaptics, Inc. (a)	1,300	57,564
Texas Instruments, Inc.	14,038	565,310
Transcend Information, Inc.	3,000	9,451
Xilinx, Inc.	3,300	154,638

		4,645,427

Software—0.7%
Babylon, Ltd.	3,842	32,023
CA, Inc.	9,500	281,865
Check Point Software Technologies, Ltd. (a)	1,200	67,872
Constellation Software, Inc.	500	88,156
DTS Corp.	1,900	30,156
Ebix, Inc.	2,700	26,838
FactSet Research Systems, Inc.	1,000	109,100
Giant Interactive Group, Inc. (ADR)	2,500	22,800
Intuit, Inc.	6,100	404,491
Micro Focus International plc	5,697	69,927
MICROS Systems, Inc. (a)	1,200	59,928
Microsoft Corp.	59,200	1,971,952
Nemetschek AG	254	15,367
Nexon Co., Ltd.	10,800	132,020
Open Text Corp.	1,700	127,032
Oracle Corp.	27,800	922,126
Oracle Corp. Japan	3,500	130,424
Playtech plc	8,876	105,742
Sage Group plc (The)	25,655	136,941
SAP AG	2,190	161,867
Software AG	1,757	62,582
Symantec Corp.	15,400	381,150
Tecmo Koei Holdings Co., Ltd.	5,500	59,370
Trend Micro, Inc.	1,500	55,996

		5,455,725

Specialty Retail—0.7%
ABC-Mart, Inc.	1,700	82,943
Advance Auto Parts, Inc.	1,500	124,020
Alpen Co., Ltd.	1,100	22,863
American Eagle Outfitters, Inc.	2,400	33,576
AOKI Holdings, Inc.	500	17,624
Aoyama Trading Co., Ltd.	1,200	32,768
ARB Corp., Ltd.	3,206	37,800
AutoZone, Inc. (a)	500	211,365
Bed Bath & Beyond, Inc. (a)	3,700	286,232
Buckle, Inc. (The)	1,200	64,860
Chico’s FAS, Inc.	2,800	46,648
Chiyoda Co., Ltd.	1,700	36,191

MIST-345

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Clas Ohlson AB - B Shares	892	$14,270
Delticom AG	393	22,154
Destination Maternity Corp.	500	15,900
Dunelm Group plc	4,253	63,720
Express, Inc. (a)	1,600	37,744
Fielmann AG	918	97,245
Foot Locker, Inc.	2,700	91,638
Gap, Inc. (The)	6,300	253,764
Geo Holdings Corp.	2,800	26,208
Giordano International, Ltd.	20,000	18,278
Guess?, Inc.	2,400	71,640
Halfords Group plc	4,248	27,102
Hennes & Mauritz AB - B Shares	646	28,096
Hibbett Sports, Inc. (a)	800	44,920
Home Depot, Inc. (The)	11,000	834,350
Honeys Co., Ltd.	790	8,626
JB Hi-Fi, Ltd.	1,818	35,541
JUMBO S.A. (a)	2,965	36,976
Lowe’s Cos., Inc.	8,466	403,066
Men’s Wearhouse, Inc. (The)	700	23,835
Murphy USA, Inc. (a)	2,013	81,305
Nitori Holdings Co., Ltd.	1,100	100,897
O’Reilly Automotive, Inc. (a)	1,300	165,867
OrotonGroup, Ltd.	1,909	10,471
OSIM International, Ltd.	9,000	13,817
Pal Co., Ltd.	500	12,551
PetSmart, Inc.	2,500	190,650
Ross Stores, Inc.	3,900	283,920
Shimachu Co., Ltd.	1,000	24,837
Staples, Inc.	13,800	202,170
Super Retail Group, Ltd.	2,304	27,902
TJX Cos., Inc.	5,100	287,589
Tractor Supply Co.	1,200	80,604
United Arrows, Ltd.	500	21,108
USS Co., Ltd.	5,500	79,736
WH Smith plc	4,386	58,734
Williams-Sonoma, Inc.	1,100	61,820
Winmark Corp.	300	22,113
Yamada Denki Co., Ltd.	3,400	10,055
Zumiez, Inc. (a)	1,000	27,535

		4,915,644

Textiles, Apparel & Luxury Goods—0.3%
361 Degrees International, Ltd.	42,000	10,336
Adidas AG	1,462	158,768
Anta Sports Products, Ltd.	20,000	25,603
Bijou Brigitte AG	106	10,749
Burberry Group plc	8,261	218,769
Carter’s, Inc.	1,100	83,479
China Lilang, Ltd.	32,000	18,873
China Taifeng Beddings Holdings, Ltd.	36,000	7,654
Coach, Inc.	2,500	136,325
Crocs, Inc. (a)	1,100	14,971
Fossil Group, Inc. (a)	1,000	116,240
Gildan Activewear, Inc.	2,400	111,373
LVMH Moet Hennessy Louis Vuitton S.A.	420	82,776

Textiles, Apparel & Luxury Goods—(Continued)
NIKE, Inc. - Class B	2,800	203,392
Pacific Textile Holdings, Ltd.	10,000	12,373
Peak Sport Products Co., Ltd.	74,000	17,704
Ports Design, Ltd.	18,000	12,646
Pou Chen Corp.	17,000	19,815
Ralph Lauren Corp.	1,300	214,149
Steven Madden, Ltd. (a)	1,000	53,830
Swatch Group AG (The)	311	200,627
Tod’s S.p.A.	299	56,064
Van de Velde NV	570	26,611
Vera Bradley, Inc. (a)	1,200	24,672
VF Corp.	1,600	318,480
XTEP International Holdings	62,000	29,295

		2,185,574

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc.	4,800	134,999
TrustCo Bank Corp.	1,800	10,728
Washington Federal, Inc.	5,600	115,808

		261,535

Tobacco—0.5%
Altria Group, Inc.	15,500	532,425
British American Tobacco plc	18,076	959,121
Imperial Tobacco Group plc	1,992	73,804
Japan Tobacco, Inc.	1,300	46,940
KT&G Corp.	884	63,361
Lorillard, Inc.	5,900	264,202
Philip Morris International, Inc.	12,961	1,122,293
Reynolds American, Inc.	5,900	287,802
Swedish Match AB	3,108	109,709

		3,459,657

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.	1,200	61,800
Bunzl plc	2,668	57,766
Inaba Denki Sangyo Co., Ltd.	2,000	60,080
ITOCHU Corp.	26,000	319,442
Kuroda Electric Co., Ltd.	1,200	16,033
Marubeni Corp.	36,000	284,152
Mitsubishi Corp.	14,100	285,998
Mitsui & Co., Ltd.	20,800	303,070
MSC Industrial Direct Co., Inc. - Class A	1,100	89,485
Pan-United Corp., Ltd.	23,000	16,504
Richelieu Hardware, Ltd.	400	17,184
Sojitz Corp.	15,300	30,055
Sumitomo Corp.	14,700	198,530
Tomoe Engineering Co., Ltd.	500	8,632
Trusco Nakayama Corp.	800	16,402
Wakita & Co., Ltd.	2,000	26,478
WW Grainger, Inc.	1,000	261,710
Yamazen Corp.	1,300	8,447

		2,061,768

MIST-346

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/Principal Amount*	Value

Transportation Infrastructure—0.0%
Autostrada Torino-Milano S.p.A.	4,303	$53,005
Kamigumi Co., Ltd.	7,000	59,609
Societa Iniziative Autostradali e Servizi S.p.A.	8,926	87,902

		200,516

Wireless Telecommunication Services—0.2%
China Mobile, Ltd.	6,500	73,205
Drillisch AG	1,120	26,993
Freenet AG (a)	3,437	83,162
KDDI Corp.	500	25,737
Millicom International Cellular S.A.	2,185	193,207
Mobistar S.A.	1,533	26,098
MTN Group, Ltd.	2,972	58,004
NTT DoCoMo, Inc.	27,700	450,039
SmarTone Telecommunications Holdings, Ltd.	17,000	22,552
Sonaecom - SGPS S.A.	22,233	61,901
Tele2 AB - B Shares	3,766	48,178
USA Mobility, Inc.	1,100	15,576
Vodacom Group, Ltd.	6,365	78,957
Vodafone Group plc	136,865	482,617

		1,646,226

Total Common Stocks (Cost $210,086,567)		226,046,809

Corporate Bonds & Notes—24.2%

Advertising—0.1%
Omnicom Group, Inc. 5.900%, 04/15/16	210,000	234,701
WPP Finance UK 8.000%, 09/15/14	490,000	522,336

		757,037

Aerospace/Defense—0.1%
United Technologies Corp. 4.500%, 06/01/42	575,000	558,556

Agriculture—0.6%
Altria Group, Inc. 4.125%, 09/11/15	630,000	668,276
10.200%, 02/06/39	710,000	1,082,766
Lorillard Tobacco Co. 8.125%, 06/23/19	695,000	842,662
Philip Morris International, Inc. 6.375%, 05/16/38	645,000	766,463
Reynolds American, Inc. 3.250%, 11/01/22	865,000	796,253
7.625%, 06/01/16	485,000	568,265

		4,724,685

Auto Manufacturers—0.1%
Daimler Finance North America LLC 1.300%, 07/31/15 (144A)	400,000	401,768

Banks—7.8%
Abbey National Treasury Services plc 3.050%, 08/23/18	355,000	360,655
American Express Bank FSB 6.000%, 09/13/17	1,055,000	1,223,430
Banco Santander Mexico S.A. 4.125%, 11/09/22 (144A)	160,000	146,800
Bank of America Corp. 3.300%, 01/11/23	5,245,000	4,913,306
5.625%, 07/01/20	2,950,000	3,305,236
Bank of Montreal 1.950%, 01/30/17 (144A)	310,000	317,924
Bank of Nova Scotia 1.950%, 01/30/17 (144A)	1,120,000	1,149,008
Barclays Bank plc 6.050%, 12/04/17 (144A)	2,175,000	2,415,977
BBVA Banco Continental S.A. 3.250%, 04/08/18 (144A)	330,000	322,575
BBVA US Senior S.A. Unipersonal 4.664%, 10/09/15	400,000	416,480
BNP Paribas S.A. 2.375%, 09/14/17	625,000	633,438
3.250%, 03/03/23	905,000	847,598
Citigroup, Inc. 3.375%, 03/01/23	1,675,000	1,593,876
6.675%, 09/13/43	1,335,000	1,437,651
8.125%, 07/15/39	1,705,000	2,367,942
Danske Bank A/S 3.875%, 04/14/16 (144A)	720,000	760,536
Goldman Sachs Group, Inc. (The) 3.625%, 01/22/23	3,570,000	3,413,841
5.750%, 01/24/22	2,000,000	2,217,286
HSBC Holdings plc 4.875%, 01/14/22	1,555,000	1,677,623
JPMorgan Chase & Co. 3.250%, 09/23/22	6,520,000	6,150,922
Morgan Stanley 3.750%, 02/25/23	6,200,000	5,977,011
5.500%, 01/26/20	755,000	835,456
National Bank of Canada 2.200%, 10/19/16 (144A)	655,000	678,647
Norddeutsche Landesbank Girozentrale 0.875%, 10/16/15 (144A)	600,000	601,380
PNC Bank NA 3.800%, 07/25/23	345,000	337,587
Rabobank Nederland 3.875%, 02/08/22	700,000	700,853
3.950%, 11/09/22	250,000	239,866
Royal Bank of Canada 0.714%, 09/09/16 (c)	1,955,000	1,961,862
2.625%, 12/15/15	255,000	264,873
Royal Bank of Scotland plc (The) 5.625%, 08/24/20	455,000	502,381

MIST-347

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A. 2.750%, 10/12/17	415,000	$424,753
Sparebank 1 Boligkreditt A/S 2.300%, 06/30/17 (144A)	1,500,000	1,538,700
Standard Chartered plc 3.950%, 01/11/23 (144A)	205,000	192,833
Swedbank Hypotek AB 2.375%, 04/05/17 (144A)	200,000	207,040
Toronto-Dominion Bank (The) 0.716%, 09/09/16 (c)	2,035,000	2,038,590
1.500%, 03/13/17 (144A)	3,060,000	3,089,376
UBS AG 2.250%, 03/30/17 (144A)	1,700,000	1,751,583
Wells Fargo & Co. 3.500%, 03/08/22	1,425,000	1,426,294

		58,441,189

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	915,000	791,288
5.375%, 11/15/14	300,000	316,213
Fomento Economico Mexicano S.A.B. de C.V. 4.375%, 05/10/43	660,000	541,941
SABMiller Holdings, Inc. 1.850%, 01/15/15 (144A)	400,000	404,966

		2,054,408

Biotechnology—0.2%
Amgen, Inc. 4.500%, 03/15/20	250,000	268,391
Genentech, Inc. 4.750%, 07/15/15	300,000	321,411
Gilead Sciences, Inc. 4.500%, 04/01/21	450,000	484,751

		1,074,553

Chemicals—0.3%
Agrium, Inc. 3.150%, 10/01/22	770,000	714,486
3.500%, 06/01/23	200,000	188,858
CF Industries, Inc. 3.450%, 06/01/23	165,000	152,921
LYB International Finance BV 5.250%, 07/15/43	740,000	727,687
Mosaic Co. (The) 3.750%, 11/15/21	255,000	248,585
4.875%, 11/15/41	335,000	306,446

		2,338,983

Computers—0.4%
Apple, Inc. 2.400%, 05/03/23	935,000	846,344
International Business Machines Corp. 7.625%, 10/15/18	1,785,000	2,267,445

		3,113,789

Security Description	Principal Amount*	Value

Diversified Financial Services—0.7%
Caterpillar Financial Services Corp. 7.150%, 02/15/19	300,000	$369,478
Credit Suisse AG 1.625%, 03/06/15 (144A)	215,000	218,182
Ford Motor Credit Co. LLC 1.700%, 05/09/16	440,000	439,955
2.750%, 05/15/15	400,000	409,151
6.625%, 08/15/17	2,100,000	2,419,847
Jefferies Group LLC 5.125%, 01/20/23	285,000	287,238
SLM Corp. 6.000%, 01/25/17	700,000	742,000

		4,885,851

Electric—1.4%
Dominion Resources, Inc. 4.050%, 09/15/42	600,000	516,398
Duke Energy Carolinas LLC 4.300%, 06/15/20	540,000	585,126
Duke Energy Florida, Inc. 6.400%, 06/15/38	1,125,000	1,370,293
Electricite de France S.A. 5.250%, 01/29/23 (144A) (c)	590,000	558,081
6.500%, 01/26/19 (144A)	180,000	215,906
Georgia Power Co. 4.300%, 03/15/42	545,000	491,079
MidAmerican Energy Holdings Co. 6.500%, 09/15/37	345,000	407,500
Nisource Finance Corp. 4.800%, 02/15/44	230,000	205,977
6.125%, 03/01/22	830,000	934,854
Pacific Gas & Electric Co. 6.250%, 03/01/39	500,000	570,308
PPL Electric Utilities Corp. 4.750%, 07/15/43	625,000	637,832
Public Service Co. of Colorado 4.750%, 08/15/41	1,065,000	1,096,360
Southern California Edison Co.
4.500%, 09/01/40	1,025,000	1,002,738
5.500%, 03/15/40	335,000	376,864
Southern Power Co. 5.250%, 07/15/43	670,000	667,751
Virginia Electric and Power Co. 4.000%, 01/15/43	930,000	830,787

		10,467,854

Electronics—0.0%
Honeywell International, Inc. 5.700%, 03/15/37	240,000	276,048

Environmental Control—0.1%
Republic Services, Inc. 5.250%, 11/15/21	415,000	455,238
6.200%, 03/01/40	185,000	211,050

		666,288

MIST-348

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.9%
ConAgra Foods, Inc. 1.900%, 01/25/18	1,450,000	$1,431,030
General Mills, Inc. 5.700%, 02/15/17	300,000	340,473
Kraft Foods Group, Inc. 6.125%, 08/23/18	1,140,000	1,340,532
Kroger Co. (The) 5.000%, 04/15/42	260,000	249,622
5.150%, 08/01/43	625,000	611,711
Mondelez International, Inc. 6.125%, 02/01/18	300,000	346,872
6.875%, 02/01/38	510,000	616,513
6.875%, 01/26/39	310,000	376,003
Tyson Foods, Inc. 4.500%, 06/15/22	565,000	586,426
Want Want China Finance, Ltd. 1.875%, 05/14/18 (144A)	830,000	792,470

		6,691,652

Forest Products & Paper—0.1%
International Paper Co. 7.300%, 11/15/39	210,000	256,270
7.500%, 08/15/21	100,000	123,058
7.950%, 06/15/18	450,000	558,552

		937,880

Healthcare-Products—0.1%
Boston Scientific Corp. 2.650%, 10/01/18	340,000	340,149
4.125%, 10/01/23	340,000	337,973

		678,122

Healthcare-Services—0.5%
Aetna, Inc. 4.500%, 05/15/42	75,000	69,301
Humana, Inc. 3.150%, 12/01/22	640,000	595,454
7.200%, 06/15/18	95,000	113,794
UnitedHealth Group, Inc. 6.500%, 06/15/37	285,000	344,311
WellPoint, Inc. 4.650%, 01/15/43	3,135,000	2,876,084

		3,998,944

Insurance—1.7%
Allstate Corp. (The) 3.150%, 06/15/23	655,000	634,302
American International Group, Inc. 5.600%, 10/18/16	520,000	580,951
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	425,000	390,511
CNA Financial Corp. 7.350%, 11/15/19	455,000	553,769

Insurance—(Continued)
Genworth Holdings, Inc. 4.900%, 08/15/23	425,000	426,711
Hartford Financial Services Group, Inc. 5.125%, 04/15/22	715,000	782,545
6.625%, 03/30/40	945,000	1,131,022
ING US, Inc. 5.500%, 07/15/22	1,560,000	1,679,401
Liberty Mutual Group, Inc. 5.000%, 06/01/21 (144A)	120,000	127,298
6.500%, 05/01/42 (144A)	540,000	582,735
Lincoln National Corp. 4.850%, 06/24/21	390,000	420,766
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	720,000	778,175
Pacific LifeCorp 5.125%, 01/30/43 (144A)	240,000	221,327
Prudential Financial, Inc. 5.375%, 06/21/20	1,100,000	1,240,877
5.800%, 11/16/41	725,000	790,908
Swiss Re Treasury US Corp. 2.875%, 12/06/22 (144A)	260,000	244,649
4.250%, 12/06/42 (144A)	415,000	362,751
Trinity Acquisition plc 4.625%, 08/15/23	1,060,000	1,046,545
Willis Group Holdings plc 5.750%, 03/15/21	210,000	226,768
XLIT, Ltd. 5.750%, 10/01/21	300,000	341,620

		12,563,631

Iron/Steel—0.2%
Glencore Funding LLC 4.125%, 05/30/23 (144A)	670,000	619,795
Reliance Steel & Aluminum Co. 4.500%, 04/15/23	600,000	585,576
Vale Overseas, Ltd. 4.375%, 01/11/22	500,000	481,722

		1,687,093

Media—1.2%
Comcast Corp. 4.500%, 01/15/43	1,925,000	1,810,953
6.300%, 11/15/17	520,000	612,670
COX Communications, Inc. 4.700%, 12/15/42 (144A)	125,000	101,236
5.450%, 12/15/14	176,000	185,917
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 2.400%, 03/15/17	350,000	351,620
3.550%, 03/15/15	400,000	414,206
5.150%, 03/15/42	385,000	327,553
Discovery Communications LLC 4.875%, 04/01/43	1,295,000	1,194,902
NBCUniversal Media LLC 4.375%, 04/01/21	1,990,000	2,142,344

MIST-349

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
News America, Inc. 6.650%, 11/15/37	785,000	$891,921
Pearson Funding Five plc 3.250%, 05/08/23 (144A)	420,000	384,761
Time Warner, Inc. 4.900%, 06/15/42	300,000	280,625
UBM plc 5.750%, 11/03/20 (144A)	225,000	230,007

		8,928,715

Mining—0.8%
Barrick North America Finance LLC 4.400%, 05/30/21	655,000	608,586
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	585,000	595,816
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 03/15/18 (144A)	1,485,000	1,435,171
3.550%, 03/01/22	1,020,000	938,093
Rio Tinto Finance USA plc 2.250%, 12/14/18	1,150,000	1,133,862
3.500%, 03/22/22	530,000	512,329
Rio Tinto Finance USA, Ltd. 8.950%, 05/01/14	300,000	314,457
9.000%, 05/01/19	510,000	661,816

		6,200,130

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.125%, 10/09/42	215,000	197,379

Office/Business Equipment—0.0%
Xerox Corp. 4.250%, 02/15/15	260,000	271,095

Oil & Gas—1.4%
Canadian Natural Resources, Ltd. 5.700%, 05/15/17	1,140,000	1,289,004
Chevron Corp. 3.191%, 06/24/23	450,000	441,988
CNOOC Curtis Funding No. 1 Pty, Ltd. 4.500%, 10/03/23 (144A)	590,000	590,000
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	485,000	435,921
Ensco plc 4.700%, 03/15/21	845,000	896,898
Hess Corp. 5.600%, 02/15/41	720,000	740,210
Marathon Oil Corp. 0.900%, 11/01/15	400,000	399,962
2.800%, 11/01/22	950,000	883,365
Marathon Petroleum Corp. 5.125%, 03/01/21	430,000	464,259
Noble Energy, Inc. 4.150%, 12/15/21	380,000	395,608
6.000%, 03/01/41	350,000	393,864

Oil & Gas—(Continued)
Petrobras Global Finance B.V. 4.375%, 05/20/23	1,160,000	1,061,152
Rowan Cos., Inc. 5.400%, 12/01/42	470,000	424,673
Shell International Finance B.V. 2.375%, 08/21/22	700,000	643,987
Suncor Energy, Inc. 6.100%, 06/01/18	300,000	351,413
6.850%, 06/01/39	520,000	629,632
Total Capital S.A. 2.300%, 03/15/16	400,000	413,205
Valero Energy Corp. 4.500%, 02/01/15	200,000	209,494

		10,664,635

Oil & Gas Services—0.1%
Weatherford International, Ltd. 5.950%, 04/15/42	975,000	933,520

Pharmaceuticals—0.3%
AbbVie, Inc. 2.900%, 11/06/22	625,000	584,506
Actavis, Inc. 3.250%, 10/01/22	135,000	126,564
4.625%, 10/01/42	70,000	62,172
Express Scripts Holding Co. 6.125%, 11/15/41	650,000	743,351
McKesson Corp. 0.950%, 12/04/15	505,000	505,490
Pfizer, Inc. 5.350%, 03/15/15	310,000	331,158

		2,353,241

Pipelines—0.7%
Energy Transfer Partners L.P. 4.150%, 10/01/20	790,000	811,895
5.150%, 02/01/43	1,200,000	1,071,726
Enterprise Products Operating LLC 6.450%, 09/01/40	1,000,000	1,147,732
Kinder Morgan Energy Partners L.P. 2.650%, 02/01/19	205,000	203,588
3.500%, 09/01/23	575,000	536,094
3.950%, 09/01/22	230,000	226,138
5.625%, 02/15/15	429,000	456,256
Plains All American Pipeline L.P. / PAA Finance Corp. 4.300%, 01/31/43	305,000	267,145
Williams Partners L.P. 3.350%, 08/15/22	420,000	388,854

		5,109,428

Real Estate—0.2%
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	845,000	798,983

MIST-350

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Deutsche Annington Finance BV 3.200%, 10/02/17 (144A)	735,000	$736,056

		1,535,039

Real Estate Investment Trusts—1.0%
Alexandria Real Estate Equities, Inc. 3.900%, 06/15/23	465,000	436,700
Boston Properties L.P. 3.125%, 09/01/23	215,000	196,952
3.850%, 02/01/23	1,240,000	1,207,927
Digital Realty Trust L.P. 5.875%, 02/01/20	1,980,000	2,177,806
ERP Operating L.P. 4.625%, 12/15/21	490,000	517,260
Health Care REIT, Inc. 4.125%, 04/01/19	995,000	1,047,976
Piedmont Operating Partnership L.P. 3.400%, 06/01/23	480,000	436,600
Ventas Realty L.P. / Ventas Capital Corp. 4.250%, 03/01/22	860,000	868,448
Weyerhaeuser Co. 4.625%, 09/15/23	470,000	478,926

		7,368,595

Retail—0.7%
AutoZone, Inc. 2.875%, 01/15/23	880,000	798,881
Home Depot, Inc. (The) 5.950%, 04/01/41	990,000	1,159,114
Macy’s Retail Holdings, Inc. 2.875%, 02/15/23	790,000	710,333
5.125%, 01/15/42	430,000	411,601
Nordstrom, Inc. 7.000%, 01/15/38	220,000	280,647
Wal-Mart Stores, Inc. 3.625%, 07/08/20	505,000	534,738
Yum! Brands, Inc. 6.250%, 03/15/18	1,235,000	1,429,462
6.875%, 11/15/37	105,000	121,788

		5,446,564

Software—0.4%
Microsoft Corp. 2.125%, 11/15/22	525,000	477,650
Oracle Corp. 2.500%, 10/15/22	1,770,000	1,631,680
3.750%, 07/08/14	720,000	738,695

		2,848,025

Telecommunications—1.4%
AT&T, Inc. 2.950%, 05/15/16	400,000	418,252
Cellco Partnership / Verizon Wireless Capital LLC 5.550%, 02/01/14	285,000	289,445

Telecommunications—(Continued)
Cisco Systems, Inc. 4.450%, 01/15/20	1,465,000	1,613,339
5.500%, 01/15/40	775,000	863,938
Deutsche Telekom International Finance B.V. 2.250%, 03/06/17 (144A)	400,000	405,822
Embarq Corp. 7.995%, 06/01/36	185,000	188,343
Verizon Communications, Inc. 2.450%, 11/01/22	820,000	727,078
6.550%, 09/15/43	4,665,000	5,266,491
Vodafone Group plc 5.750%, 03/15/16	300,000	331,904

		10,104,612

Textiles—0.0%
Mohawk Industries, Inc. 3.850%, 02/01/23	240,000	228,436

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.400%, 03/15/42	1,295,000	1,173,705
Canadian Pacific Railway, Ltd. 5.750%, 01/15/42	395,000	433,072
CSX Corp. 6.250%, 04/01/15	315,000	340,331
Kansas City Southern de Mexico S.A. de C.V. 3.000%, 05/15/23 (144A)	470,000	432,158
Union Pacific Corp. 3.646%, 02/15/24 (144A)	360,000	361,810

		2,741,076

Total Corporate Bonds & Notes (Cost $187,600,083)		181,248,821

Investment Company Securities—11.6%
3i Infrastructure plc	26,222	56,546
BB Biotech AG	305	42,937
iShares Core S&P 500 ETF	230,075	38,859,668
iShares Gold Trust	579,987	7,476,032
PowerShares KBW Bank Portfolio	179,024	5,718,027
Vanguard FTSE Emerging Markets ETF	345,736	13,867,471
Vanguard U.S. Total Stock Market Shares Index ETF	234,619	20,564,355

Total Investment Company Securities (Cost $82,347,844)		86,585,036

U.S. Treasury & Government Agencies—3.1%

U.S. Treasury—3.1%
U.S. Treasury Bonds 2.875%, 05/15/43	2,965,000	2,516,544
3.125%, 02/15/43	605,000	542,043

MIST-351

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Shares/Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.125%, 12/31/14	2,365,000	$2,363,799
0.250%, 07/31/15	1,920,000	1,918,575
0.250%, 09/30/15	4,225,000	4,218,730
0.375%, 02/15/16	615,000	614,375
1.375%, 06/30/18	3,625,000	3,634,345
1.375%, 09/30/18	7,370,000	7,364,819
1.500%, 08/31/18	225,000	226,494

Total U.S. Treasury & Government Agencies (Cost $23,352,208)		23,399,724

Preferred Stocks—0.1%

Automobiles—0.1%
Volkswagen AG	1,981	466,946

Electric Utilities—0.0%
Cia Energetica do Ceara - Class A	700	12,049

Health Care Equipment & Supplies—0.0%
Draegerwerk AG & Co. KGaA	159	20,270

Household Products—0.0%
Henkel AG & Co. KGaA	2,890	297,777

Independent Power Producers & Energy Traders—0.0%
AES Tiete S.A.	2,000	19,402

Total Preferred Stocks (Cost $748,563)		816,444

Rights—0.0%

Commercial Banks—0.0%
Banco Bilbao Vizcaya Argentaria S.A., Expires 10/14/13 (a)	93,655	12,797

Hotels, Restaurants & Leisure—0.0%
New Hotel, Expires 12/31/13 (a)	300	0

Total Rights (Cost $12,551)		12,797

Short-Term Investment—32.9%
Security Description	Principal Amount*	Value

Repurchase Agreement—32.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $246,339,000 on 10/01/13, collateralized by $244,185,000 U.S. Treasury Notes at 1.500%, maturity dates ranging from 06/30/16 - 07/31/16, with a value of $251,269,961.	246,339,000	246,339,000

Total Short-Term Investment (Cost $246,339,000)		246,339,000

Total Investments—102.1% (Cost $750,486,816) (d)		764,448,631
Other assets and liabilities (net)—(2.1)%		(15,607,467)

Net Assets—100.0%		$748,841,164

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent less than 0.01% of net assets.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2013. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	As of September 30, 2013, the aggregate cost of investments was $750,486,816. The aggregate unrealized appreciation and depreciation of investments were $27,096,178 and $(13,134,363), respectively, resulting in net unrealized appreciation of $13,961,815.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2013, the market value of 144A securities was $22,599,328, which is 3.0% of net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

MIST-352

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

The Portfolio invests in commodity-related instruments through its investment in the Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned and controlled subsidiary (the “Subsidiary”) of the Portfolio. Investments of the Subsidiary have been consolidated with those of the Portfolio for reporting purposes.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	10,479,000	Barclays Bank plc	12/19/13	USD	9,745,890	$(19,326)
CHF	8,170,000	UBS AG London	12/19/13	USD	8,979,206	60,898
EUR	6,092,000	Royal Bank of Scotland plc	12/19/13	USD	8,232,125	11,114
GBP	10,720,000	State Street Bank London	12/19/13	USD	17,179,979	164,767
RUB	237,700,000	Royal Bank of Scotland plc	12/19/13	USD	7,366,088	(130,386)
SEK	23,853,000	State Street Bank London	12/19/13	USD	3,729,003	(24,096)

Contracts to Deliver
HUF	1,656,000,000	Deutsche Bank AG London	12/19/13	USD	7,425,137	(66,179)
ILS	2,850,365	JPMorgan Chase Bank N.A.	12/19/13	USD	810,287	2,600
JPY	103,920,000	Citibank N.A.	12/19/13	USD	1,045,210	(12,552)
JPY	516,310,000	Standard Chartered Bank	12/19/13	USD	5,221,819	(33,501)

Cross Currency Contracts to Buy
EUR	16,611,544	UBS AG London	12/19/13	CHF	20,422,000	(119,441)

Net Unrealized Depreciation						$(166,102)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	12/20/13	1,033	EUR	29,715,661	$33,022
FTSE 100 Index Futures	12/20/13	231	GBP	15,264,800	(668,048)
Nikkei 225 Index Futures	12/12/13	105	JPY	1,497,455,400	212,062
S&P 500 E-Mini Index Futures	12/20/13	475	USD	40,053,014	(288,388)
S&P TSE 60 Index Futures	12/19/13	73	CAD	10,609,491	54,181
U.S. Treasury Note 2 Year Futures	12/31/13	38	USD	8,348,093	22,001
U.S. Treasury Note 5 Year Futures	12/31/13	72	USD	8,616,774	98,601

Futures Contracts—Short
U.S. Treasury Bond 30 Year Futures	12/19/13	(12)	USD	(1,570,754)	(29,746)
U.S. Treasury Note 10 Year Futures	12/19/13	(155)	USD	(19,260,408)	(330,139)
Ultra Long U.S. Treasury Bond Futures	12/19/13	(34)	USD	(4,705,482)	(125,706)

Net Unrealized Depreciation					$(1,022,160)

MIST-353

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Swap Agreements

OTC interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	3-Month USD-LIBOR	2.106%	07/23/23	JPMorgan Chase Bank N.A.	USD	5,500,000	$(304,329)	$—	$(304,329)
Pay	3-Month USD-LIBOR	1.911%	07/25/23	JPMorgan Chase Bank N.A.	USD	5,000,000	(363,895)	—	(363,895)
Pay	3-Month USD-LIBOR	1.911%	07/25/23	JPMorgan Chase Bank N.A.	USD	40,645,000	(2,958,102)	—	(2,958,102)
Pay	3-Month USD-LIBOR	1.933%	07/25/23	UBS AG	USD	120,405,000	(8,532,284)	—	(8,532,284)

Totals							$(12,158,610)	$—	$(12,158,610)

Total Return Swap Agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month USD-Libor	0.2605%	12/16/13	JPMorgan Chase Bank N.A.	S&P 500 Consumer Staples Index	USD	19,254,144	$479,822	$—	$479,822
Pay	1-Month USD-Libor	0.6905%	12/16/13	UBS AG	S&P 500 Financial Index	USD	19,460,308	(409,413)	—	(409,413)
Pay	1-Month USD-Libor	0.4500%	03/17/14	JPMorgan Chase Bank N.A.	S&P 500 Materials Index	USD	11,225,987	(81,924)	—	(81,924)
Pay	1-Month USD-Libor	0.5793%	03/18/14	JPMorgan Chase Bank N.A.	S&P 500 Materials Index	USD	11,254,080	(110,419)	—	(110,419)

Totals								$(121,934)	$—	$(121,934)

Centrally cleared interest rate swap agreements

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.102%	07/25/23	USD	10,000,000	$333,973
Pay	3-Month USD-LIBOR	2.900%	07/25/23	USD	8,000,000	122,791
Pay	3-Month USD-LIBOR	2.811%	07/25/23	USD	8,000,000	59,439
Pay	3-Month USD-LIBOR	2.803%	07/25/23	USD	6,000,000	39,965
Pay	3-Month USD-LIBOR	2.676%	07/25/23	USD	7,000,000	(32,279)
Pay	3-Month USD-LIBOR	2.443%	07/25/23	USD	5,000,000	(130,877)

Total						$393,012

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(LIBOR)—	London Interbank Offered Rate
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar

MIST-354

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,432,719	$930,245	$—	$4,362,964
Air Freight & Logistics	106,210	225,261	—	331,471
Airlines	248,584	244,387	—	492,971
Auto Components	1,187,807	2,729,002	—	3,916,809
Automobiles	568,362	1,833,128	—	2,401,490
Beverages	1,906,793	515,479	—	2,422,272
Biotechnology	1,512,974	196,220	—	1,709,194
Building Products	—	888,900	—	888,900
Capital Markets	3,193,975	2,807,979	—	6,001,954
Chemicals	3,625,658	1,931,517	13,993	5,571,168
Commercial Banks	3,503,635	12,526,983	—	16,030,618
Commercial Services & Supplies	529,792	602,241	—	1,132,033
Communications Equipment	2,170,180	177,103	—	2,347,283
Computers & Peripherals	5,125,201	587,113	—	5,712,314
Construction & Engineering	—	1,500,444	—	1,500,444
Construction Materials	—	204,789	—	204,789
Consumer Finance	1,561,338	—	—	1,561,338
Containers & Packaging	373,009	136,221	—	509,230
Distributors	258,848	160,152	—	419,000
Diversified Consumer Services	270,890	208,650	—	479,540
Diversified Financial Services	5,320,776	999,711	—	6,320,487
Diversified Telecommunication Services	1,822,597	3,349,965	—	5,172,562
Electric Utilities	381,817	1,084,906	—	1,466,723
Electrical Equipment	1,319,947	1,026,437	—	2,346,384
Electronic Equipment, Instruments & Components	1,922,869	1,185,833	—	3,108,702
Energy Equipment & Services	3,135,966	698,444	—	3,834,410
Food & Staples Retailing	1,526,886	2,409,065	—	3,935,951
Food Products	1,341,120	3,367,774	—	4,708,894
Gas Utilities	—	511,197	—	511,197
Health Care Equipment & Supplies	3,850,582	490,356	—	4,340,938
Health Care Providers & Services	2,214,852	655,687	—	2,870,539
Health Care Technology	96,945	—	—	96,945
Hotels, Restaurants & Leisure	2,189,816	1,619,095	—	3,808,911
Household Durables	1,753,508	689,471	—	2,442,979
Household Products	2,749,174	810,843	—	3,560,017
Independent Power Producers & Energy Traders	24,792	46,765	—	71,557
Industrial Conglomerates	1,838,301	612,792	—	2,451,093

MIST-355

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$8,022,029	$6,339,980	$—	$14,362,009
Internet & Catalog Retail	466,963	99,399	—	566,362
Internet Software & Services	1,525,252	177,963	—	1,703,215
IT Services	4,454,404	387,832	—	4,842,236
Leisure Equipment & Products	697,874	248,359	—	946,233
Life Sciences Tools & Services	527,385	16,843	—	544,228
Machinery	4,055,747	1,693,586	—	5,749,333
Marine	28,968	824,065	—	853,033
Media	2,728,158	1,630,420	—	4,358,578
Metals & Mining	2,432,018	5,507,433	—	7,939,451
Multi-Utilities	103,117	915,793	—	1,018,910
Multiline Retail	916,895	286,822	—	1,203,717
Office Electronics	345,998	1,210,726	—	1,556,724
Oil, Gas & Consumable Fuels	14,218,842	7,648,413	—	21,867,255
Paper & Forest Products	152,429	202,618	—	355,047
Personal Products	223,412	418,698	—	642,110
Pharmaceuticals	6,940,442	8,345,722	—	15,286,164
Professional Services	604,475	308,564	—	913,039
Real Estate Investment Trusts	1,416,148	388,014	—	1,804,162
Real Estate Management & Development	27,794	2,560,243	—	2,588,037
Road & Rail	2,361,668	709,155	—	3,070,823
Semiconductors & Semiconductor Equipment	4,280,282	365,145	—	4,645,427
Software	4,463,310	992,415	—	5,455,725
Specialty Retail	3,947,131	968,513	—	4,915,644
Textiles, Apparel & Luxury Goods	1,276,911	908,663	—	2,185,574
Thrifts & Mortgage Finance	261,535	—	—	261,535
Tobacco	2,206,722	1,252,935	—	3,459,657
Trading Companies & Distributors	430,179	1,631,589	—	2,061,768
Transportation Infrastructure	—	200,516	—	200,516
Wireless Telecommunication Services	42,177	1,604,049	—	1,646,226
Total Common Stocks	130,224,188	95,808,628	13,993	226,046,809
Total Corporate Bonds & Notes*	—	181,248,821	—	181,248,821
Investment Company Securities	86,485,553	99,483	—	86,585,036
Total U.S. Treasury & Government Agencies*	—	23,399,724	—	23,399,724
Preferred Stocks
Automobiles	—	466,946	—	466,946
Electric Utilities	12,049	—	—	12,049
Health Care Equipment & Supplies	—	20,270	—	20,270
Household Products	—	297,777	—	297,777
Independent Power Producers & Energy Traders	19,402	—	—	19,402
Total Preferred Stocks	31,451	784,993	—	816,444
Rights
Commercial Banks	12,797	—	—	12,797
Hotels, Restaurants & Leisure	—	0	—	0
Total Rights	12,797	0	—	12,797
Total Short-Term Investment*	—	246,339,000	—	246,339,000
Total Investments	$216,753,989	$547,680,649	$13,993	$764,448,631

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$239,379	$—	$239,379
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(405,481)	—	(405,481)
Total Forward Contracts	$—	$(166,102)	$—	$(166,102)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$419,867	$—	$—	$419,867
Futures Contracts (Unrealized Depreciation)	(1,442,027)	—	—	(1,442,027)
Total Futures Contracts	$(1,022,160)	$—	$—	$(1,022,160)

MIST-356

Met Investors Series Trust

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$556,168	$—	$556,168
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(163,156)	—	(163,156)
Total Centrally Cleared Swap Contracts	$—	$393,012	$—	$393,012
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$479,822	$—	$479,822
OTC Swap Contracts at Value (Liabilities)	—	(12,760,366)	—	(12,760,366)
Total OTC Swap Contracts	$—	$(12,280,544)	$—	$(12,280,544)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Transfers from Level 2 to Level 1 in the amount of $63,017 were due to increased trading activity.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Depreciation	Purchases	Balance as of September 30, 2013	Change in Unrealized Depreciation from investments still held at September 30, 2013
Common Stocks
Chemicals	$—	$(4,944)	$18,937	$13,993	$(4,944)

Total	$—	$(4,944)	$18,937	$13,993	$(4,944)

MIST-357

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Investment Company Securities—98.6% of Net Assets

Security Description	Shares	Value
iShares Core MSCI Emerging Markets ETF (a)	651,400	$31,690,610
iShares Core S&P Small-Cap ETF (a)	910,749	90,865,428
iShares Core Total US Bond Market ETF	1,057,000	113,310,400
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	528,824	60,032,101
iShares MSCI Canada ETF (a)	1,355,070	38,362,032
iShares MSCI EAFE ETF (a)	6,272,392	400,115,886
iShares TIPS Bond ETF (a)	1,077,085	121,258,229
SPDR Barclays High Yield Bond ETF (a) (b)	8,160,352	325,108,424
SPDR Dow Jones International Real Estate ETF (a) (b)	1,463,641	61,663,195
SPDR Gold Shares (a) (b) (c)	317,000	40,629,890
SPDR S&P 500 ETF Trust (a) (b)	4,741,843	797,103,808
SPDR S&P Dividend ETF (a) (b)	1,292,300	89,091,162
SPDR S&P International Small Cap ETF (b)	1,847,261	60,386,962
SPDR S&P MidCap 400 ETF Trust (b)	265,596	60,112,343
Vanguard FTSE Emerging Markets ETF (a)	1,390,902	55,789,079
Vanguard FTSE Europe ETF	566,465	30,878,007
Vanguard REIT ETF (a)	1,348,865	89,240,908
Vanguard Total Bond Market ETF (a)	5,810,900	469,985,592

Total Investment Company Securities (Cost $2,641,191,648)		2,935,624,056

Short-Term Investments—20.6%
Security Description	Shares	Value

Mutual Funds—20.6%
AIM STIT-STIC Prime Portfolio	41,122,181	$41,122,181
State Street Navigator Securities Lending MET Portfolio (b) (d)	574,147,525	574,147,525

Total Short-Term Investments (Cost $615,269,706)		615,269,706

Total Investments—119.2% (Cost $3,256,461,354) (e)		3,550,893,762
Other assets and liabilities (net)—(19.2)%		(572,533,902)

Net Assets—100.0%		$2,978,359,860

(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $565,036,526 and the collateral received consisted of cash in the amount of $574,147,525 and non-cash collateral with a value of $4,662,615. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $3,256,461,354. The aggregate unrealized appreciation and depreciation of investments were $332,329,417 and $(37,897,009), respectively, resulting in net unrealized appreciation of $294,432,408.
(ETF)—	Exchange-Traded Fund

MIST-358

Met Investors Series Trust

SSgA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$2,935,624,056	$—	$—	$2,935,624,056
Total Short-Term Investments*	615,269,706	—	—	615,269,706
Total Investments	$3,550,893,762	$—	$—	$3,550,893,762

Collateral for securities loaned (Liability)	$—	$(574,147,525)	$—	$(574,147,525)

*	See Schedule of Investments for additional detailed categorizations.

MIST-359

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Investment Company Securities—98.4% of Net Assets

Security Description	Shares	Value
iShares Core MSCI Emerging Markets ETF (a)	201,100	$9,783,515
iShares Core S&P Small-Cap ETF (a)	480,900	47,979,393
iShares Core Total US Bond Market ETF	309,500	33,178,400
iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	167,220	18,982,814
iShares MSCI Canada ETF (a)	659,205	18,662,093
iShares MSCI EAFE ETF (a)	2,929,905	186,898,640
iShares TIPS Bond ETF (a)	170,238	19,165,394
SPDR Barclays High Yield Bond ETF (a) (b)	1,407,565	56,077,390
SPDR Dow Jones International Real Estate ETF (a) (b)	460,164	19,386,709
SPDR Gold Shares (a) (b) (c)	98,272	12,595,522
SPDR S&P 500 ETF Trust (a) (b)	1,776,911	298,698,739
SPDR S&P Dividend ETF (a) (b)	413,881	28,532,956
SPDR S&P International Small Cap ETF (b)	887,988	29,028,328
SPDR S&P MidCap 400 ETF Trust (b)	209,914	47,509,836
Vanguard FTSE Emerging Markets ETF (a)	902,840	36,212,912
Vanguard FTSE Europe ETF	175,988	9,593,106
Vanguard REIT ETF (a)	422,342	27,942,147
Vanguard Total Bond Market ETF (a)	350,711	28,365,506

Total Investment Company Securities (Cost $792,049,027)		928,593,400

Short-Term Investments—27.6%
Security Description	Shares	Value

Mutual Funds—27.6%
AIM STIT-STIC Prime Portfolio	14,160,583	$14,160,583
State Street Navigator Securities Lending MET Portfolio (b) (d)	246,683,037	246,683,037

Total Short-Term Investments (Cost $260,843,620)		260,843,620

Total Investments—126.0% (Cost $1,052,892,647) (e)		1,189,437,020
Other assets and liabilities (net)—(26.0)%		(245,099,028)

Net Assets—100.0%		$944,337,992

(a)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $240,798,915 and the collateral received consisted of cash in the amount of $246,683,037 and non-cash collateral with a value of $76,610. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	Represents investment of cash collateral received from securities lending transactions.
(e)	As of September 30, 2013, the aggregate cost of investments was $1,052,892,647. The aggregate unrealized appreciation and depreciation of investments were $144,530,566 and $(7,986,193), respectively, resulting in net unrealized appreciation of $136,544,373.
(ETF)—	Exchange-Traded Fund

MIST-360

Met Investors Series Trust

SSgA Growth ETF Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Investment Company Securities	$928,593,400	$—	$—	$928,593,400
Total Short-Term Investments*	260,843,620	—	—	260,843,620
Total Investments	$1,189,437,020	$—	$—	$1,189,437,020

Collateral for securities loaned (Liability)	$—	$(246,683,037)	$—	$(246,683,037)

*	See Schedule of Investments for additional detailed categorizations.

MIST-361

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.4%
Boeing Co. (The)	281,800	$33,111,500
Honeywell International, Inc.	466,000	38,696,640
Lockheed Martin Corp.	134,300	17,129,965
Raytheon Co.	464,000	35,760,480
United Technologies Corp.	566,000	61,026,120

		185,724,705

Airlines—2.0%
Southwest Airlines Co.	4,660,400	67,855,424

Automobiles—1.7%
General Motors Co. (a)	1,661,200	59,753,364

Beverages—1.2%
PepsiCo, Inc.	501,500	39,869,250

Biotechnology—1.2%
Amgen, Inc.	356,300	39,884,222

Capital Markets—4.9%
Ameriprise Financial, Inc.	311,800	28,398,744
Charles Schwab Corp. (The)	1,353,800	28,619,332
Goldman Sachs Group, Inc. (The)	92,600	14,650,246
Invesco, Ltd.	916,400	29,233,160
Morgan Stanley	2,463,600	66,394,020

		167,295,502

Chemicals—2.0%
Celanese Corp. - Series A	1,315,400	69,439,966

Commercial Banks—4.1%
Fifth Third Bancorp	1,606,000	28,972,240
PNC Financial Services Group, Inc. (The)	394,800	28,603,260
U.S. Bancorp	1,275,400	46,654,132
Wells Fargo & Co.	870,800	35,981,456

		140,211,088

Communications Equipment—2.0%
Cisco Systems, Inc.	2,890,400	67,693,168

Computers & Peripherals—1.0%
Dell, Inc.	2,505,200	34,496,604

Construction Materials—0.6%
Vulcan Materials Co. (b)	379,600	19,667,076

Consumer Finance—2.2%
American Express Co.	603,500	45,576,320
SLM Corp.	1,143,200	28,465,680

		74,042,000

Diversified Financial Services—5.6%
Bank of America Corp.	5,277,400	72,828,120
JPMorgan Chase & Co.	2,280,000	117,853,200

		190,681,320

Diversified Telecommunication Services—2.1%
AT&T, Inc.	2,165,400	73,233,828

Electric Utilities—1.8%
Entergy Corp.	483,300	30,539,727
Exelon Corp. (b)	1,095,700	32,476,548

		63,016,275

Electrical Equipment—0.7%
Emerson Electric Co.	350,600	22,683,820

Electronic Equipment, Instruments & Components—0.8%
TE Connectivity, Ltd.	536,200	27,764,436

Energy Equipment & Services—0.8%
Baker Hughes, Inc.	555,000	27,250,500

Food & Staples Retailing—0.7%
Wal-Mart Stores, Inc.	344,600	25,486,616

Food Products—0.7%
Kellogg Co.	406,300	23,861,999

Health Care Equipment & Supplies—1.1%
Covidien plc	612,400	37,319,656

Hotels, Restaurants & Leisure—0.9%
Carnival Corp.	993,800	32,437,632

Household Products—1.7%
Procter & Gamble Co. (The)	753,400	56,949,506

Independent Power Producers & Energy Traders—2.8%
AES Corp. (The)	2,968,900	39,456,681
NRG Energy, Inc.	2,087,500	57,051,375

		96,508,056

Industrial Conglomerates—3.8%
3M Co.	553,900	66,141,199
General Electric Co.	2,732,600	65,281,814

		131,423,013

Insurance—4.5%
Allstate Corp. (The)	890,700	45,024,885
Marsh & McLennan Cos., Inc.	1,462,600	63,696,230
Prudential Financial, Inc.	170,700	13,311,186
XL Group plc	1,092,300	33,664,686

		155,696,987

IT Services—0.7%
Western Union Co. (The)	1,324,200	24,709,572

Life Sciences Tools & Services—1.5%
Thermo Fisher Scientific, Inc. (b)	564,600	52,027,890

Machinery—1.6%
Illinois Tool Works, Inc.	391,500	29,859,705

MIST-362

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Ingersoll-Rand plc	380,300	$24,696,682

		54,556,387

Media—5.1%
Comcast Corp. - Class A	501,900	22,660,785
Comcast Corp. - Special Class A	292,400	12,681,388
Liberty Media Corp. - Class A (a)	73,100	10,756,665
Time Warner Cable, Inc.	588,300	65,654,280
Time Warner, Inc.	952,600	62,690,606

		174,443,724

Multi-Utilities—0.8%
PG&E Corp.	671,200	27,465,504

Multiline Retail—1.4%
Kohl’s Corp. (b)	932,000	48,231,000

Oil, Gas & Consumable Fuels—11.6%
Apache Corp.	688,400	58,610,376
Chevron Corp.	693,500	84,260,250
CONSOL Energy, Inc.	652,200	21,946,530
EQT Corp.	397,400	35,257,328
Exxon Mobil Corp.	876,000	75,371,040
Hess Corp.	493,900	38,198,226
Murphy Oil Corp.	107,700	6,496,464
Newfield Exploration Co. (a)	744,400	20,374,228
Royal Dutch Shell plc (ADR)	462,200	30,357,296
Spectra Energy Corp.	812,800	27,822,144

		398,693,882

Paper & Forest Products—1.5%
International Paper Co.	1,183,500	53,020,800

Personal Products—0.8%
Avon Products, Inc.	1,318,500	27,161,100

Pharmaceuticals—7.3%
Johnson & Johnson	764,100	66,239,829
Mallinckrodt plc (a)	79,900	3,522,791
Merck & Co., Inc.	1,646,900	78,408,909
Pfizer, Inc.	3,506,700	100,677,357

		248,848,886

Real Estate Investment Trusts—1.3%
Weyerhaeuser Co.	1,580,900	45,261,167

Real Estate Management & Development—0.4%
St. Joe Co. (The) (a) (b)	768,300	15,074,046

Road & Rail—3.1%
Canadian Pacific Railway, Ltd. (b)	385,300	47,507,490
Union Pacific Corp.	386,800	60,085,512

		107,593,002

Semiconductors & Semiconductor Equipment—0.8%
Texas Instruments, Inc.	703,900	28,346,053

Software—2.0%
Microsoft Corp.	2,042,800	68,045,668

Specialty Retail—1.8%
Lowe’s Cos., Inc.	1,320,700	62,878,527

Total Common Stocks (Cost $2,645,823,573)		3,366,603,221

Short-Term Investments—4.4%

Mutual Funds—4.4%
State Street Navigator Securities Lending MET Portfolio (c)	84,329,043	84,329,043
T. Rowe Price Government Reserve Investment Fund (d)	67,595,310	67,595,310

Total Short-Term Investments (Cost $151,924,353)		151,924,353

Total Investments—102.4% (Cost $2,797,747,926) (e)		3,518,527,574
Other assets and liabilities (net)—(2.4)%		(83,900,854)

Net Assets—100.0%		$3,434,626,720

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $81,772,998 and the collateral received consisted of cash in the amount of $84,329,043. The cash collateral is invested in a money market fund managed by an affiliate of the custodian.
(c)	Represents investment of cash collateral received from securities lending transactions.
(d)	Affiliated Issuer.
(e)	As of September 30, 2013, the aggregate cost of investments was $2,797,747,926. The aggregate unrealized appreciation and depreciation of investments were $778,878,904 and $(58,099,256), respectively, resulting in net unrealized appreciation of $720,779,648.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MIST-363

Met Investors Series Trust

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$3,366,603,221	$—	$—	$3,366,603,221
Total Short-Term Investments*	151,924,353	—	—	151,924,353
Total Investments	$3,518,527,574	$—	$—	$3,518,527,574

Collateral for securities loaned (Liability)	$—	$(84,329,043)	$—	$(84,329,043)

*	See Schedule of Investments for additional detailed categorizations.

MIST-364

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Textron, Inc.	827,000	$22,833,470

Airlines—0.5%
Alaska Air Group, Inc.	136,000	8,516,320

Automobiles—1.2%
Harley-Davidson, Inc.	205,000	13,169,200
Tesla Motors, Inc. (a) (b)	41,000	7,930,220

		21,099,420

Biotechnology—4.2%
Alexion Pharmaceuticals, Inc. (a)	83,000	9,641,280
Alkermes plc (a)	435,000	14,624,700
Alnylam Pharmaceuticals, Inc. (a) (b)	80,000	5,120,800
Cubist Pharmaceuticals, Inc. (a)	82,000	5,211,100
Incyte Corp., Ltd. (a) (b)	188,000	7,172,200
Pharmacyclics, Inc. (a)	61,000	8,443,620
Regeneron Pharmaceuticals, Inc. (a)	45,000	14,079,150
Theravance, Inc. (a) (b)	50,800	2,077,212
Vertex Pharmaceuticals, Inc. (a)	125,000	9,477,500

		75,847,562

Capital Markets—1.3%
Charles Schwab Corp. (The)	308,000	6,511,120
TD Ameritrade Holding Corp.	636,000	16,650,480

		23,161,600

Chemicals—1.6%
Celanese Corp. - Series A	248,000	13,091,920
Rockwood Holdings, Inc.	246,000	16,457,400

		29,549,320

Commercial Banks—0.1%
TCF Financial Corp.	131,000	1,870,680

Commercial Services & Supplies—0.7%
Waste Connections, Inc. (b)	290,000	13,168,900

Communications Equipment—2.0%
JDS Uniphase Corp. (a)	1,240,000	18,240,400
Motorola Solutions, Inc.	289,000	17,160,820

		35,401,220

Computers & Peripherals—0.3%
SanDisk Corp.	84,000	4,998,840

Construction & Engineering—1.2%
Quanta Services, Inc. (a)	782,000	21,512,820

Construction Materials—0.5%
Martin Marietta Materials, Inc. (b)	93,000	9,129,810

Containers & Packaging—0.3%
Ball Corp.	108,000	$4,847,040

Diversified Financial Services—2.3%
CBOE Holdings, Inc.	332,000	15,016,360
IntercontinentalExchange, Inc. (a) (b)	61,000	11,066,620
MSCI, Inc. (a) (b)	401,000	16,144,260

		42,227,240

Electrical Equipment—4.6%
Acuity Brands, Inc. (b)	114,000	10,490,280
AMETEK, Inc.	418,000	19,236,360
Babcock & Wilcox Co. (The)	666,000	22,457,520
Roper Industries, Inc.	167,000	22,189,290
Sensata Technologies Holding NV (a)	242,000	9,261,340

		83,634,790

Electronic Equipment, Instruments & Components—1.0%
FEI Co.	38,000	3,336,400
IPG Photonics Corp. (b)	114,000	6,419,340
Trimble Navigation, Ltd. (a)	292,000	8,675,320

		18,431,060

Energy Equipment & Services—0.2%
McDermott International, Inc. (a) (b)	493,000	3,662,990

Food & Staples Retailing—0.9%
Fresh Market, Inc. (The) (a) (b)	77,000	3,642,870
Sprouts Farmers Market, Inc. (a) (b)	23,000	1,020,970
Whole Foods Market, Inc.	205,000	11,992,500

		16,656,340

Food Products—2.7%
Dean Foods Co. (a)	506,000	9,765,800
Green Mountain Coffee Roasters, Inc. (a)	181,000	13,634,730
TreeHouse Foods, Inc. (a)	167,000	11,160,610
WhiteWave Foods Co. - Class A (a)	657,000	13,120,290

		47,681,430

Health Care Equipment & Supplies—4.4%
CareFusion Corp. (a)	513,000	18,929,700
Cooper Cos., Inc. (The)	99,000	12,839,310
DENTSPLY International, Inc.	496,000	21,531,360
IDEXX Laboratories, Inc. (a) (b)	178,000	17,737,700
Teleflex, Inc. (b)	104,000	8,557,120

		79,595,190

Health Care Providers & Services—4.4%
Catamaran Corp. (a)	169,000	7,765,550
Envision Healthcare Holdings, Inc. (a)	150,000	3,904,500
Henry Schein, Inc. (a)	164,000	17,006,800
Laboratory Corp. of America Holdings (a) (b)	248,000	24,586,720
MEDNAX, Inc. (a)	104,000	10,441,600
Universal Health Services, Inc. - Class B	199,000	14,923,010

		78,628,180

Hotels, Restaurants & Leisure—3.5%
Chipotle Mexican Grill, Inc. (a)	16,000	6,859,200

MIST-365

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Choice Hotels International, Inc. (b)	215,000	$9,285,850
Marriott International, Inc. - Class A	329,000	13,837,740
Norwegian Cruise Line Holdings, Ltd. (a)	401,000	12,370,850
Panera Bread Co. - Class A (a)	33,000	5,231,490
Tim Hortons, Inc.	251,000	14,558,000

		62,143,130

Household Durables—0.5%
Harman International Industries, Inc.	146,000	9,669,580

Independent Power Producers & Energy Traders—1.2%
Calpine Corp. (a)	1,068,000	20,751,240

Insurance—3.2%
Fidelity National Financial, Inc. - Class A	657,000	17,476,200
HCC Insurance Holdings, Inc.	334,000	14,635,880
Progressive Corp. (The)	534,000	14,540,820
Willis Group Holdings plc	246,000	10,659,180

		57,312,080

Internet & Catalog Retail—2.0%
Groupon, Inc. (a)	916,000	10,268,360
Netflix, Inc. (a)	41,000	12,677,610
TripAdvisor, Inc. (a)	183,000	13,878,720

		36,824,690

Internet Software & Services—3.0%
Akamai Technologies, Inc. (a)	349,000	18,043,300
LinkedIn Corp. - Class A (a)	33,000	8,119,980
Rackspace Hosting, Inc. (a) (b)	190,000	10,024,400
VeriSign, Inc. (a) (b)	352,000	17,913,280

		54,100,960

IT Services—5.4%
Amdocs, Ltd.	258,300	9,464,112
CoreLogic, Inc. (a)	300,000	8,115,000
Fidelity National Information Services, Inc.	151,000	7,012,440
Fiserv, Inc. (a)	289,000	29,203,450
Gartner, Inc. (a)	329,000	19,740,000
Global Payments, Inc.	209,000	10,675,720
Vantiv, Inc. - Class A (a)	460,000	12,852,400

		97,063,122

Life Sciences Tools & Services—3.6%
Agilent Technologies, Inc.	349,000	17,886,250
Bruker Corp. (a)	622,000	12,844,300
Covance, Inc. (a) (b)	248,000	21,442,080
Illumina, Inc. (a) (b)	103,000	8,325,490
Mettler-Toledo International, Inc. (a)	19,000	4,561,710

		65,059,830

Machinery—4.8%
Colfax Corp. (a)	221,000	12,484,290
IDEX Corp.	370,000	24,142,500

Machinery—(Continued)
Nordson Corp.	81,000	5,964,030
Pall Corp.	318,000	24,498,720
Rexnord Corp. (a)	186,000	3,868,800
WABCO Holdings, Inc. (a)	185,000	15,588,100

		86,546,440

Media—1.4%
Charter Communications, Inc. - Class A (a)	145,000	19,540,200
Discovery Communications, Inc. - Class C (a)	64,000	4,999,680

		24,539,880

Metals & Mining—1.1%
Agnico-Eagle Mines, Ltd. (b)	292,000	7,729,240
Franco-Nevada Corp.	248,000	11,250,949

		18,980,189

Multiline Retail—2.8%
Dollar General Corp. (a)	370,000	20,890,200
Dollar Tree, Inc. (a)	269,000	15,376,040
Kohl’s Corp.	287,000	14,852,250

		51,118,490

Oil, Gas & Consumable Fuels—6.3%
Concho Resources, Inc. (a)	123,000	13,383,630
CONSOL Energy, Inc.	287,000	9,657,550
EQT Corp.	292,000	25,906,240
Pioneer Natural Resources Co.	84,000	15,859,200
Range Resources Corp.	269,000	20,414,410
SM Energy Co.	289,000	22,307,910
Southwestern Energy Co. (a)	146,383	5,325,413

		112,854,353

Pharmaceuticals—1.1%
Hospira, Inc. (a)	287,000	11,256,140
Valeant Pharmaceuticals International, Inc. (a)	82,000	8,555,060

		19,811,200

Professional Services—4.9%
Equifax, Inc.	248,000	14,842,800
IHS, Inc. - Class A (a)	263,000	30,029,340
Manpowergroup, Inc.	390,000	28,368,600
Verisk Analytics, Inc. - Class A (a)	236,000	15,330,560

		88,571,300

Real Estate Management & Development—0.6%
Jones Lang LaSalle, Inc.	117,000	10,214,100

Road & Rail—2.0%
Hertz Global Holdings, Inc. (a)	496,000	10,991,360
J.B. Hunt Transport Services, Inc.	164,000	11,960,520
Kansas City Southern	123,000	13,451,280

		36,403,160

MIST-366

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.4%
Altera Corp.	376,000	$13,972,160
Atmel Corp. (a)	1,323,000	9,843,120
Avago Technologies, Ltd.	205,000	8,839,600
Cree, Inc. (a) (b)	84,000	5,055,960
Microchip Technology, Inc. (b)	212,000	8,541,480
Xilinx, Inc.	329,000	15,416,940

		61,669,260

Software—3.9%
Concur Technologies, Inc. (a) (b)	144,000	15,912,000
FactSet Research Systems, Inc. (b)	167,000	18,219,700
FireEye, Inc. (a)	16,000	664,480
Red Hat, Inc. (a)	370,000	17,071,800
ServiceNow, Inc. (a) (b)	234,000	12,156,300
Workday, Inc. - Class A (a)	82,000	6,636,260

		70,660,540

Specialty Retail—4.5%
AutoZone, Inc. (a)	41,000	17,331,930
CarMax, Inc. (a)	595,000	28,839,650
DSW, Inc. - Class A	125,000	10,665,000
L Brands, Inc.	108,000	6,598,800
O’Reilly Automotive, Inc. (a)	144,000	18,372,960

		81,808,340

Trading Companies & Distributors—1.2%
Fastenal Co.	431,000	21,657,750

Total Common Stocks (Cost $1,156,887,886)		1,730,213,856

Convertible Preferred Stocks—0.2%

Internet Software & Services—0.2%
Coupons.com, Inc. — Series B (a) (c) (d)	592,662	2,121,730
LivingSocial, Inc. — Series E (a) (c) (d)	757,490	439,344

Total Convertible Preferred Stocks (Cost $7,536,275)		2,561,074

Short-Term Investments—14.5%
Security Description	Shares	Value

Mutual Funds—14.5%
State Street Navigator Securities Lending MET Portfolio (e)	193,628,041	193,628,041
T. Rowe Price Government Reserve Investment Fund (f)	67,353,538	67,353,538

Total Short-Term Investments (Cost $260,981,579)		260,981,579

Total Investments—110.8% (Cost $1,425,405,740) (g)		1,993,756,509
Other assets and liabilities (net)—(10.8)%		(194,043,202)

Net Assets—100.0%		$1,799,713,307

(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2013, the market value of securities loaned was $202,409,188 and the collateral received consisted of cash in the amount of $193,628,041 and non-cash collateral with a value of $11,366,479. The cash collateral is invested in a money market fund managed by an affiliate of the custodian. The non-cash collateral received consists primarily of government securities and bank letters of credit, and is held for the benefit of the Portfolio at the Portfolio’s custodian. The Portfolio cannot repledge or resell this collateral.
(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2013, the market value of restricted securities was $2,561,074, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2013, these securities represent 0.1% of net assets.
(e)	Represents investment of cash collateral received from securities lending transactions.
(f)	Affiliated Issuer.
(g)	As of September 30, 2013, the aggregate cost of investments was $1,425,405,740. The aggregate unrealized appreciation and depreciation of investments were $587,550,115 and $(19,199,346), respectively, resulting in net unrealized appreciation of $568,350,769.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Coupons.com, Inc. — Series B	06/01/11	592,662	$3,255,699	$2,121,730
LivingSocial, Inc. — Series E	04/01/11	757,490	4,280,576	439,344

MIST-367

Met Investors Series Trust

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,730,213,856	$—	$—	$1,730,213,856
Total Convertible Preferred Stocks*	—	—	2,561,074	2,561,074
Total Short-Term Investments*	260,981,579	—	—	260,981,579
Total Investments	$1,991,195,435	$—	$2,561,074	$1,993,756,509

Collateral for securities loaned (Liability)	$—	$(193,628,041)	$—	$(193,628,041)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2012	Change in Unrealized Appreciation	Balance as of September 30, 2013	Change in Unrealized Appreciation from investments still held at September 30, 2013
Convertible Preferred Stocks
Internet Software & Services	$1,857,234	$703,840	$2,561,074	$703,840

MIST-368

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—92.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Cubic Corp.	218,800	$11,745,184
Orbital Sciences Corp. (a)	575,942	12,198,452

		23,943,636

Auto Components—0.4%
Superior Industries International, Inc. (b)	350,918	6,256,868

Building Products—0.7%
Insteel Industries, Inc.	649,222	10,452,474

Capital Markets—1.2%
Dundee Corp. - Class A (a)	136,300	2,530,029
Westwood Holdings Group, Inc.	315,624	15,165,733

		17,695,762

Chemicals—8.8%
Axiall Corp.	816,200	30,844,198
LSB Industries, Inc. (a)	768,361	25,763,144
Minerals Technologies, Inc.	444,985	21,968,910
Sensient Technologies Corp.	606,061	29,024,261
Stepan Co.	370,722	21,401,781

		129,002,294

Commercial Banks—4.0%
City National Corp.	195,100	13,005,366
Commerce Bancshares, Inc.	277,557	12,159,772
Cullen/Frost Bankers, Inc.	151,527	10,690,230
UMB Financial Corp.	260,957	14,180,403
Valley National Bancorp	943,106	9,383,905

		59,419,676

Commercial Services & Supplies—5.0%
ABM Industries, Inc.	722,466	19,232,045
Tetra Tech, Inc. (a)	895,357	23,180,793
UniFirst Corp.	292,465	30,539,195

		72,952,033

Communications Equipment—1.1%
Bel Fuse, Inc. - Class B (b)	398,336	6,946,980
Tellabs, Inc.	4,231,812	9,606,213

		16,553,193

Computers & Peripherals—0.9%
Electronics for Imaging, Inc. (a)	420,017	13,306,139

Construction & Engineering—2.2%
EMCOR Group, Inc.	833,928	32,631,603

Diversified Consumer Services—0.6%
Weight Watchers International, Inc.	243,846	9,112,525

Diversified Financial Services—2.4%
Ackermans & van Haaren NV	237,371	24,298,534
Leucadia National Corp.	420,059	11,442,407

		35,740,941

Electrical Equipment—4.3%
Encore Wire Corp.	515,189	20,319,054
EnerSys, Inc.	720,074	43,658,087

		63,977,141

Electronic Equipment, Instruments & Components—5.6%
AVX Corp.	707,566	9,290,342
Electro Scientific Industries, Inc. (b)	748,311	8,762,722
Ingram Micro, Inc. - Class A (a)	905,445	20,870,507
Insight Enterprises, Inc. (a)	706,765	13,371,994
Park Electrochemical Corp.	285,592	8,182,211
Rofin-Sinar Technologies, Inc. (a)	878,555	21,269,816

		81,747,592

Energy Equipment & Services—2.9%
Era Group, Inc. (a)	279,764	7,603,985
Pioneer Energy Services Corp. (a)	1,078,770	8,101,563
SEACOR Holdings, Inc.	297,464	26,902,644

		42,608,192

Food & Staples Retailing—1.2%
Susser Holdings Corp. (a)	332,776	17,687,044

Food Products—3.1%
Alico, Inc.	182,045	7,494,793
Cal-Maine Foods, Inc.	415,694	19,994,881
Darling International, Inc. (a)	382,089	8,085,003
J&J Snack Foods Corp.	119,409	9,638,695

		45,213,372

Health Care Equipment & Supplies—2.1%
Teleflex, Inc.	379,565	31,230,608

Health Care Providers & Services—1.0%
Brookdale Senior Living, Inc. (a)	348,000	9,152,400
Cross Country Healthcare, Inc. (a)	895,156	5,424,645

		14,577,045

Health Care Technology—0.9%
Allscripts Healthcare Solutions, Inc. (a)	881,303	13,104,976

Hotels, Restaurants & Leisure—1.0%
Vail Resorts, Inc.	203,814	14,140,615

Household Durables—0.4%
Stanley Furniture Co., Inc. (a) (b)	1,442,469	5,351,560

Insurance—6.7%
Alleghany Corp. (a)	83,438	34,180,377
Arch Capital Group, Ltd. (a)	538,711	29,160,426
HCC Insurance Holdings, Inc.	819,725	35,920,350

		99,261,153

Internet Software & Services—0.8%
Blucora, Inc. (a)	502,067	11,537,500

MIST-369

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—3.5%
Broadridge Financial Solutions, Inc.	388,546	$12,336,335
Cass Information Systems, Inc.	143,367	7,651,497
ManTech International Corp. - Class A	502,412	14,449,369
Syntel, Inc.	218,310	17,486,631

		51,923,832

Leisure Equipment & Products—0.1%
JAKKS Pacific, Inc.	183,831	825,401

Machinery—6.7%
Alamo Group, Inc.	360,898	17,651,521
Kennametal, Inc.	602,088	27,455,213
Oshkosh Corp. (a)	853,981	41,827,990
Wacker Neuson SE	769,865	11,457,436

		98,392,160

Media—4.1%
Liberty Media Corp. - Class A (a)	253,025	37,232,629
Madison Square Garden Co. (The) - Class A (a)	262,025	15,215,792
Starz - Class A (a)	296,605	8,343,498

		60,791,919

Metals & Mining—3.6%
Compass Minerals International, Inc.	377,775	28,812,899
Kaiser Aluminum Corp.	338,326	24,105,728

		52,918,627

Multiline Retail—0.8%
Big Lots, Inc. (a)	317,699	11,783,456

Oil, Gas & Consumable Fuels—3.3%
Cloud Peak Energy, Inc. (a)	907,144	13,307,803
SemGroup Corp. - Class A	623,171	35,533,210

		48,841,013

Paper & Forest Products—1.4%
PH Glatfelter Co.	779,372	21,097,600

Professional Services—2.9%
FTI Consulting, Inc. (a)	259,339	9,803,014
ICF International, Inc. (a) (b)	941,778	33,348,359

		43,151,373

Real Estate Investment Trusts—2.8%
Excel Trust, Inc.	562,496	6,749,952
Origen Financial, Inc.	782,131	899,450
Post Properties, Inc.	181,537	8,172,796
Segro plc	2,918,978	14,649,730
Tanger Factory Outlet Centers, Inc.	314,600	10,271,690

		40,743,618

Security Description	Shares/Principal Amount*	Value

Software—2.2%
Progress Software Corp. (a)	1,234,182	$31,940,630

Specialty Retail—2.3%
American Eagle Outfitters, Inc.	414,008	5,791,972
Ascena Retail Group, Inc. (a)	467,068	9,308,665
CST Brands, Inc.	345,484	10,295,423
Jos A Bank Clothiers, Inc. (a)	188,542	8,288,307

		33,684,367

Thrifts & Mortgage Finance—0.3%
Kearny Financial Corp. (a)	382,278	3,906,881

Total Common Stocks (Cost $1,051,360,389)		1,367,504,819

Investment Company Security—1.6%
JZ Capital Partners, Ltd. (c) (Cost $23,536,089)	3,092,000	22,975,941

Preferred Stock—0.2%

Real Estate Investment Trusts—0.2%
Excel Trust, Inc., 8.125% (Cost $3,010,291)	118,300	3,002,454

Short-Term Investment—5.6%

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/13 at 0.000% to be repurchased at $81,990,000 on 10/01/13, collateralized by $83,735,000 U.S. Treasury Note at 0.250% due 09/30/15 with a value of $83,630,331.	81,990,000	81,990,000

Total Short-Term Investment (Cost $81,990,000)		81,990,000

Total Investments—100.3% (Cost $1,159,896,769) (d)		1,475,473,214
Other assets and liabilities (net)—(0.3)%		(3,990,213)

Net Assets—100.0%		$1,471,483,001

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Affiliated Issuer.
(c)	Illiquid security. As of September 30, 2013, these securities represent 1.6% of net assets.
(d)	As of September 30, 2013, the aggregate cost of investments was $1,159,896,769. The aggregate unrealized appreciation and depreciation of investments were $347,828,357 and $(32,251,912), respectively, resulting in net unrealized appreciation of $315,576,445.

MIST-370

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, unadjusted quoted prices for similar investments in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, etc.)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to the Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$23,943,636	$—	$—	$23,943,636
Auto Components	6,256,868	—	—	6,256,868
Building Products	10,452,474	—	—	10,452,474
Capital Markets	17,695,762	—	—	17,695,762
Chemicals	129,002,294	—	—	129,002,294
Commercial Banks	59,419,676	—	—	59,419,676
Commercial Services & Supplies	72,952,033	—	—	72,952,033
Communications Equipment	16,553,193	—	—	16,553,193
Computers & Peripherals	13,306,139	—	—	13,306,139
Construction & Engineering	32,631,603	—	—	32,631,603
Diversified Consumer Services	9,112,525	—	—	9,112,525
Diversified Financial Services	11,442,407	24,298,534	—	35,740,941
Electrical Equipment	63,977,141	—	—	63,977,141
Electronic Equipment, Instruments & Components	81,747,592	—	—	81,747,592
Energy Equipment & Services	42,608,192	—	—	42,608,192
Food & Staples Retailing	17,687,044	—	—	17,687,044
Food Products	45,213,372	—	—	45,213,372
Health Care Equipment & Supplies	31,230,608	—	—	31,230,608
Health Care Providers & Services	14,577,045	—	—	14,577,045
Health Care Technology	13,104,976	—	—	13,104,976
Hotels, Restaurants & Leisure	14,140,615	—	—	14,140,615
Household Durables	5,351,560	—	—	5,351,560
Insurance	99,261,153	—	—	99,261,153
Internet Software & Services	11,537,500	—	—	11,537,500
IT Services	51,923,832	—	—	51,923,832
Leisure Equipment & Products	825,401	—	—	825,401
Machinery	86,934,724	11,457,436	—	98,392,160
Media	60,791,919	—	—	60,791,919
Metals & Mining	52,918,627	—	—	52,918,627
Multiline Retail	11,783,456	—	—	11,783,456
Oil, Gas & Consumable Fuels	48,841,013	—	—	48,841,013
Paper & Forest Products	21,097,600	—	—	21,097,600
Professional Services	43,151,373	—	—	43,151,373
Real Estate Investment Trusts	26,093,888	14,649,730	—	40,743,618
Software	31,940,630	—	—	31,940,630

MIST-371

Met Investors Series Trust

Third Avenue Small Cap Value Portfolio

Schedule of Investments as of September 30, 2013 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Specialty Retail	$33,684,367	$—	$—	$33,684,367
Thrifts & Mortgage Finance	3,906,881	—	—	3,906,881
Total Common Stocks	1,317,099,119	50,405,700	—	1,367,504,819
Total Investment Company Security	—	22,975,941	—	22,975,941
Total Preferred Stock*	3,002,454	—	—	3,002,454
Total Short-Term Investment*	—	81,990,000	—	81,990,000
Total Investments	$1,320,101,573	$155,371,641	$—	$1,475,473,214

*	See Schedule of Investments for additional detailed categorizations.

MIST-372

Met Investors Series Trust

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements - Debt securities (other than short term obligations with a remaining maturity of sixty days or less), including corporate, convertible and municipal bonds and notes; U.S. government agencies; U.S. treasury obligations; sovereign issues; term loans; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (“MetLife Advisers” or the “Adviser”), an affiliate of MetLife, Inc., pursuant to authorization of the Board of Trustees of the Met Investors Series Trust (the “Board” or “Trustees”). Such quotations utilize matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser pursuant to authorization of the Board. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows for each tranche, market-based yield spreads for each tranche and current market data, and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Short term obligations with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair market value, and are categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock that are traded on a securities exchange are generally valued at their last sale price on the exchange or market in which they are principally traded on the valuation date, or if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the counter are generally valued at the last reported sale price. Valuation adjustments may be applied to certain equity securities that are solely traded on foreign exchanges closing before the U.S. market to account for the market movement between the close of the foreign exchanges and the close of the U.S. market. The Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in these foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time of the Portfolio valuation. Securities using these valuation adjustments are categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Forward foreign currency exchange contracts are valued based on the mean between closing bid and asked prices of the forward currency rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. These contracts are categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sales price available as of the close of business on the day of valuation or, if there is no such sale price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy.

Futures contracts, which are traded on commodity exchanges, are valued at their closing prices as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy. Futures contracts traded on inactive markets where a broker quotation is received are generally categorized as Level 2 within the fair value hierarchy.

Options and futures contracts that are traded over-the-counter are generally valued on the basis of broker dealer quotations or pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and pricing services. Such quotations and prices are derived utilizing significant observable data, including the underlying reference securities or indices. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or reliable for a security, the fair value of the security will be determined in accordance with procedures approved by and under the general supervision of the Board. In such a circumstance, the Board has delegated the determination of the fair value of a security to a Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The

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Met Investors Series Trust

Notes to the Schedule of Investments

Committee also periodically reviews pricing vendors, including the vendor providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

If there are no readily available market quotations for a security or such quotations are otherwise deemed to be unreliable because of unusual market or issuer-specific circumstances, including without limitation, the cessation, suspension or restriction of trading activity, the Committee shall make a good faith determination of the fair value of the asset. The Board shall be requested to ratify such determinations at its next quarterly board meeting.

No single standard for determining the fair value of a security can be set forth because fair value depends upon the facts and circumstances with respect to each security. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods. The Committee maintains a detailed report tracking each fair-valued security that compares the fair value price to the next available trade, vendor or broker price, and provides information on how close the fair value price was to the next quoted price. The Committee reviews a summary of such report monthly. On a quarterly basis, the Board is provided with the following for ratification: 1) a memorandum summarizing the actions taken by the Committee in the prior quarter and 2) a list of the Portfolios’ securities as of the most recent quarter end for which market quotations were not readily available.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

Subsequent Events

The Board approved a change of subadviser for the Lord Abbett Mid Cap Value Portfolio from Lord, Abbett & Co. LLC to Invesco Advisers, Inc. In addition, the name of the Lord Abbett Mid Cap Value Portfolio changed to the Invesco Mid Cap Value Portfolio. These changes became effective on October 1, 2013.

The Board approved a change of subadviser for the Janus Forty Portfolio from Janus Capital Management, LLC to ClearBridge Investments, LLC. In addition, the name of the Janus Forty Portfolio changed to the ClearBridge Aggressive Growth Portfolio II. These changes became effective on November 1, 2013.

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Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President, Chief Executive Officer and Chairman of the Boards

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President, Chief Executive Officer and Chairman of the Boards

Date: November 27, 2013

By:	/s/ Peter H. Duffy
Peter H. Duffy Chief Financial Officer and Treasurer

Date: November 27, 2013